UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2014 – March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2014

JNL/American Funds® Blue Chip Income and Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	97,566	$1,315,183
Total Investment Companies (cost $993,341)		1,315,183
Total Investments - 100.0% (cost $993,341)		1,315,183
Other Assets and Liabilities, Net - (0.0% )		(500)
Total Net Assets - 100.0%		$1,314,683

JNL/American Funds® Global Bond Fund

INVESTMENT COMPANIES - 100.0%
GLOBAL FIXED INCOME - 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	39,231	$479,799
Total Investment Companies (cost $481,102)		479,799
Total Investments - 100.0% (cost $481,102)		479,799
Other Assets and Liabilities, Net - (0.0% )		(163)
Total Net Assets - 100.0%		$479,636

JNL/American Funds® Global Small Capitalization Fund

INVESTMENT COMPANIES - 100.0%
GLOBAL EQUITY - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	15,208	$404,220
Total Investment Companies (cost $330,590)		404,220
Total Investments - 100.0% (cost $330,590)		404,220
Other Assets and Liabilities, Net - (0.0% )		(136)
Total Net Assets - 100.0%		$404,084

JNL/American Funds® Growth-Income Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	35,352	$1,818,512
Total Investment Companies (cost $1,392,313)		1,818,512
Total Investments - 100.0% (cost $1,392,313)		1,818,512
Other Assets and Liabilities, Net - (0.0% )		(801)
Total Net Assets - 100.0%		$1,817,711

JNL/American Funds® International Fund

INVESTMENT COMPANIES - 100.0%
INTERNATIONAL EQUITY - 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	28,986	$616,533
Total Investment Companies (cost $522,441)		616,533
Total Investments - 100.0% (cost $522,441)		616,533
Other Assets and Liabilities, Net - (0.0% )		(253)
Total Net Assets - 100.0%		$616,280

JNL/American Funds® New World Fund

INVESTMENT COMPANIES - 100.0%
EMERGING MARKETS EQUITY - 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	27,774	$691,859
Total Investment Companies (cost $626,015)		691,859
Total Investments - 100.0% (cost $626,015)		691,859
Other Assets and Liabilities, Net - (0.0% )		(284)
Total Net Assets - 100.0%		$691,575

JNL Institutional Alt 20 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 19.8%
Curian Long Short Credit Fund (8.6%) (b)	3,111	$32,167
Curian/AQR Risk Parity Fund (8.6%) (b)	2,722	28,715
Curian/BlackRock Global Long Short Credit Fund (7.8%) (b)	2,777	28,468
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (8.7%) (b)	3,394	32,178
Curian/Franklin Templeton Natural Resources Fund (7.7%) (b)	1,463	14,546
Curian/Neuberger Berman Currency Fund (9.2%) (b)	1,078	10,628
Curian/Nicholas Convertible Arbitrage Fund (7.1%) (b)	1,681	17,992
Curian/PineBridge Merger Arbitrage Fund (6.7%) (b)	1,760	17,725
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (8.8%) (b)	1,055	10,440
Curian/UBS Global Long Short Fixed Income Opportunities Fund (7.0%) (b)	1,432	14,187
Curian/Van Eck International Gold Fund (7.0%) (b)	1,841	9,868
JNL/AQR Managed Futures Strategy Fund (7.4%) (b)	3,597	34,781
JNL/BlackRock Commodity Securities Strategy Fund (0.9%) (b)	1,253	14,480
JNL/Brookfield Global Infrastructure Fund (3.3%) (b)	1,711	26,519
JNL/Invesco Global Real Estate Fund (1.5%) (b)	2,470	25,222
JNL/Mellon Capital Global Alpha Fund (5.3%) (b)	676	6,344

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Red Rocks Listed Private Equity Fund (3.4%) (b)	2,363	29,844
		354,104
DOMESTIC EQUITY - 30.1%
Curian/DFA U.S. Micro Cap Fund (24.9%) (b)	3,092	44,766
JNL/Mellon Capital Nasdaq 25 Fund (7.5%) (b)	2,698	52,960
JNL/Mellon Capital S&P 24 Fund (17.9%) (b)	12,027	175,723
JNL/Mellon Capital S&P SMid 60 Fund (14.5%) (b)	6,991	101,857
JNL/Mellon Capital Small Cap Index Fund (2.8%) (b)	3,117	53,091
JNL/Mellon Capital Value Line 30 Fund (13.5%) (b)	7,134	108,648
JNL/S&P Competitive Advantage Fund (0.1%) (b)	67	1,118
JNL/S&P Dividend Income & Growth Fund (0.0%) (b)	86	1,256
		539,419
DOMESTIC FIXED INCOME - 20.8%
Curian/DoubleLine Total Return Fund (4.7%) (b)	2,903	29,724
JNL/Mellon Capital Bond Index Fund (15.9%) (b)	21,625	255,821
JNL/PIMCO Real Return Fund (0.0%) (b)	29	307
JNL/PPM America Floating Rate Income Fund (1.7%) (b)	2,590	28,442
JNL/PPM America High Yield Bond Fund (2.0%) (b)	7,726	57,251
		371,545
EMERGING MARKETS EQUITY - 5.1%
Curian/Franklin Templeton Frontier Markets Fund (21.5%) (b)	2,933	35,845
JNL/Lazard Emerging Markets Fund (3.8%) (b)	5,177	56,163
		92,008
GLOBAL FIXED INCOME - 9.6%
JNL/Franklin Templeton Global Multisector Bond Fund (4.8%) (b)	7,190	86,279
JNL/Neuberger Berman Strategic Income Fund (16.2%) (b)	7,987	85,541
		171,820
INTERNATIONAL EQUITY - 13.0%
JNL/Mellon Capital International Index Fund (9.7%) (b)	15,958	232,669

INTERNATIONAL FIXED INCOME - 1.6%
JNL/Goldman Sachs Emerging Markets Debt Fund (3.6%) (b)	2,506	29,072
Total Investment Companies (cost $1,571,099)		1,790,637
Total Investments - 100.0% (cost $1,571,099)		1,790,637
Other Assets and Liabilities, Net - (0.0% )		(272)
Total Net Assets - 100.0%		$1,790,365

JNL Institutional Alt 35 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 34.7%
Curian Long Short Credit Fund (20.5%) (b)	7,419	$76,711
Curian/AQR Risk Parity Fund (20.7%) (b)	6,534	68,934
Curian/BlackRock Global Long Short Credit Fund (18.5%) (b)	6,626	67,919
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (20.7%) (b)	8,040	76,217
Curian/Franklin Templeton Natural Resources Fund (18.5%) (b)	3,529	35,082
Curian/Neuberger Berman Currency Fund (21.9%) (b)	2,560	25,242
Curian/Nicholas Convertible Arbitrage Fund (16.8%) (b)	3,986	42,646
Curian/PineBridge Merger Arbitrage Fund (15.8%) (b)	4,178	42,073
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (21.0%) (b)	2,506	24,810
Curian/UBS Global Long Short Fixed Income Opportunities Fund (16.7%) (b)	3,407	33,765
Curian/Van Eck International Gold Fund (17.6%) (b)	4,613	24,724
JNL/AQR Managed Futures Strategy Fund (17.2%) (b)	8,395	81,185
JNL/BlackRock Commodity Securities Strategy Fund (2.3%) (b)	3,017	34,878
JNL/Brookfield Global Infrastructure Fund (7.9%) (b)	4,094	63,458
JNL/Invesco Global Real Estate Fund (3.6%) (b)	5,912	60,358
JNL/Mellon Capital Global Alpha Fund (12.0%) (b)	1,543	14,491
JNL/Red Rocks Listed Private Equity Fund (8.1%) (b)	5,669	71,599
		844,092
DOMESTIC EQUITY - 24.2%
Curian/DFA U.S. Micro Cap Fund (27.1%) (b)	3,359	48,639
JNL/Mellon Capital Nasdaq 25 Fund (8.6%) (b)	3,083	60,513
JNL/Mellon Capital S&P 24 Fund (19.5%) (b)	13,121	191,694
JNL/Mellon Capital S&P SMid 60 Fund (16.1%) (b)	7,778	113,328
JNL/Mellon Capital Small Cap Index Fund (3.2%) (b)	3,552	60,499
JNL/Mellon Capital Value Line 30 Fund (14.0%) (b)	7,366	112,191
JNL/S&P Competitive Advantage Fund (0.1%) (b)	97	1,608
JNL/S&P Dividend Income & Growth Fund (0.1%) (b)	115	1,683
		590,155
DOMESTIC FIXED INCOME - 15.0%
Curian/DoubleLine Total Return Fund (4.9%) (b)	2,972	30,432
JNL/Mellon Capital Bond Index Fund (15.6%) (b)	21,191	250,689
JNL/PIMCO Real Return Fund (0.0%) (b)	11	114
JNL/PPM America Floating Rate Income Fund (1.6%) (b)	2,529	27,776
JNL/PPM America High Yield Bond Fund (2.0%) (b)	7,604	56,345
		365,356
EMERGING MARKETS EQUITY - 5.0%
Curian/Franklin Templeton Frontier Markets Fund (28.9%) (b)	3,945	48,206
JNL/Lazard Emerging Markets Fund (5.0%) (b)	6,880	74,647
		122,853
GLOBAL FIXED INCOME - 6.9%
JNL/Franklin Templeton Global Multisector Bond Fund (4.6%) (b)	7,001	84,011

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Neuberger Berman Strategic Income Fund (15.9%) (b)	7,831	83,869
		167,880
INTERNATIONAL EQUITY - 13.0%
JNL/Mellon Capital International Index Fund (13.2%) (b)	21,709	316,519

INTERNATIONAL FIXED INCOME - 1.2%
JNL/Goldman Sachs Emerging Markets Debt Fund (3.5%) (b)	2,444	28,347
Total Investment Companies (cost $2,152,905)		2,435,202
Total Investments - 100.0% (cost $2,152,905)		2,435,202
Other Assets and Liabilities, Net - (0.0% )		(366)
Total Net Assets - 100.0%		$2,434,836

JNL Institutional Alt 50 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 49.6%
Curian Long Short Credit Fund (40.3%) (b)	14,618	$151,148
Curian/AQR Risk Parity Fund (40.9%) (b)	12,902	136,118
Curian/BlackRock Global Long Short Credit Fund (36.6%) (b)	13,066	133,929
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (40.7%) (b)	15,812	149,898
Curian/Franklin Templeton Natural Resources Fund (36.4%) (b)	6,966	69,240
Curian/Neuberger Berman Currency Fund (43.3%) (b)	5,053	49,822
Curian/Nicholas Convertible Arbitrage Fund (33.2%) (b)	7,877	84,285
Curian/PineBridge Merger Arbitrage Fund (31.1%) (b)	8,227	82,845
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (41.3%) (b)	4,934	48,845
Curian/UBS Global Long Short Fixed Income Opportunities Fund (32.8%) (b)	6,710	66,499
Curian/Van Eck International Gold Fund (35.1%) (b)	9,209	49,358
JNL/AQR Managed Futures Strategy Fund (33.7%) (b)	16,464	159,204
JNL/BlackRock Commodity Securities Strategy Fund (4.5%) (b)	5,953	68,822
JNL/Brookfield Global Infrastructure Fund (15.6%) (b)	8,097	125,504
JNL/Invesco Global Real Estate Fund (7.2%) (b)	11,687	119,324
JNL/Mellon Capital Global Alpha Fund (23.6%) (b)	3,027	28,421
JNL/Red Rocks Listed Private Equity Fund (15.9%) (b)	11,173	141,121
		1,664,383
DOMESTIC EQUITY - 18.7%
Curian/DFA U.S. Micro Cap Fund (28.0%) (b)	3,468	50,217
JNL/Mellon Capital Nasdaq 25 Fund (9.5%) (b)	3,408	66,900
JNL/Mellon Capital S&P 24 Fund (21.8%) (b)	14,641	213,912
JNL/Mellon Capital S&P SMid 60 Fund (14.8%) (b)	7,147	104,126
JNL/Mellon Capital Small Cap Index Fund (3.5%) (b)	3,913	66,636
JNL/Mellon Capital Value Line 30 Fund (15.0%) (b)	7,898	120,292
JNL/S&P Competitive Advantage Fund (0.2%) (b)	178	2,960
JNL/S&P Dividend Income & Growth Fund (0.1%) (b)	215	3,155
		628,198
DOMESTIC FIXED INCOME - 11.9%
Curian/DoubleLine Total Return Fund (5.6%) (b)	3,423	35,049
JNL/Mellon Capital Bond Index Fund (16.8%) (b)	22,889	270,774
JNL/PIMCO Real Return Fund (0.0%) (b)	18	186
JNL/PPM America Floating Rate Income Fund (1.8%) (b)	2,734	30,026
JNL/PPM America High Yield Bond Fund (2.2%) (b)	8,216	60,882
		396,917
EMERGING MARKETS EQUITY - 3.5%
Curian/Franklin Templeton Frontier Markets Fund (29.8%) (b)	4,062	49,638
JNL/Lazard Emerging Markets Fund (4.6%) (b)	6,291	68,262
		117,900
GLOBAL FIXED INCOME - 5.4%
JNL/Franklin Templeton Global Multisector Bond Fund (5.0%) (b)	7,538	90,453
JNL/Neuberger Berman Strategic Income Fund (17.1%) (b)	8,457	90,573
		181,026
INTERNATIONAL EQUITY - 10.0%
JNL/Mellon Capital International Index Fund (14.0%) (b)	22,987	335,155

INTERNATIONAL FIXED INCOME - 0.9%
JNL/Goldman Sachs Emerging Markets Debt Fund (3.8%) (b)	2,629	30,491
Total Investment Companies (cost $3,011,518)		3,354,070
Total Investments - 100.0% (cost $3,011,518)		3,354,070
Other Assets and Liabilities, Net - (0.0% )		(494)
Total Net Assets - 100.0%		$3,353,576

JNL Institutional Alt 65 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 64.3%
Curian Long Short Credit Fund (11.6%) (b)	4,213	$43,562
Curian/AQR Risk Parity Fund (11.5%) (b)	3,622	38,209
Curian/BlackRock Global Long Short Credit Fund (10.5%) (b)	3,760	38,536
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (11.8%) (b)	4,591	43,525
Curian/Franklin Templeton Natural Resources Fund (10.3%) (b)	1,977	19,650
Curian/Neuberger Berman Currency Fund (12.3%) (b)	1,438	14,179
Curian/Nicholas Convertible Arbitrage Fund (9.5%) (b)	2,245	24,017
Curian/PineBridge Merger Arbitrage Fund (8.9%) (b)	2,350	23,667
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (11.8%) (b)	1,412	13,981
Curian/UBS Global Long Short Fixed Income Opportunities Fund (9.5%) (b)	1,937	19,198

See accompanying Notes to Schedules of Investments.

	Shares	Value
Curian/Van Eck International Gold Fund (9.1%) (b)	2,379	12,754
JNL/AQR Managed Futures Strategy Fund (9.8%) (b)	4,773	46,154
JNL/BlackRock Commodity Securities Strategy Fund (1.3%) (b)	1,700	19,650
JNL/Brookfield Global Infrastructure Fund (4.5%) (b)	2,318	35,929
JNL/Invesco Global Real Estate Fund (2.1%) (b)	3,340	34,104
JNL/Mellon Capital Global Alpha Fund (5.6%) (b)	718	6,739
JNL/Red Rocks Listed Private Equity Fund (4.6%) (b)	3,216	40,624
		474,478
DOMESTIC EQUITY - 14.3%
Curian/DFA U.S. Micro Cap Fund (6.1%) (b)	754	10,926
JNL/Mellon Capital Nasdaq 25 Fund (2.0%) (b)	735	14,423
JNL/Mellon Capital S&P 24 Fund (3.0%) (b)	2,008	29,333
JNL/Mellon Capital S&P SMid 60 Fund (2.1%) (b)	1,030	15,015
JNL/Mellon Capital Small Cap Index Fund (0.6%) (b)	644	10,965
JNL/Mellon Capital Value Line 30 Fund (2.8%) (b)	1,490	22,687
JNL/S&P Competitive Advantage Fund (0.0%) (b)	52	861
JNL/S&P Dividend Income & Growth Fund (0.0%) (b)	60	879
		105,089
DOMESTIC FIXED INCOME - 6.1%
Curian/DoubleLine Total Return Fund (0.8%) (b)	492	5,043
JNL/Mellon Capital Bond Index Fund (1.9%) (b)	2,520	29,806
JNL/PPM America Floating Rate Income Fund (0.2%) (b)	303	3,327
JNL/PPM America High Yield Bond Fund (0.2%) (b)	905	6,703
		44,879
EMERGING MARKETS EQUITY - 3.0%
Curian/Franklin Templeton Frontier Markets Fund (6.6%) (b)	906	11,072
JNL/Lazard Emerging Markets Fund (0.8%) (b)	1,048	11,369
		22,441
GLOBAL FIXED INCOME - 2.7%
JNL/Franklin Templeton Global Multisector Bond Fund (0.6%) (b)	846	10,156
JNL/Neuberger Berman Strategic Income Fund (1.9%) (b)	933	9,987
		20,143
INTERNATIONAL EQUITY - 9.1%
JNL/Mellon Capital International Index Fund (2.8%) (b)	4,618	67,328

INTERNATIONAL FIXED INCOME - 0.5%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.4%) (b)	290	3,368
Total Investment Companies (cost $668,099)		737,726
Total Investments - 100.0% (cost $668,099)		737,726
Other Assets and Liabilities, Net - (0.0% )		(136)
Total Net Assets - 100.0%		$737,590

JNL/American Funds Balanced Allocation Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 32.4%
American Funds Insurance Series - Blue Chip Income and Growth Fund	2,972	$40,068
American Funds Insurance Series - Growth Fund	1,012	79,865
American Funds Insurance Series - Growth-Income Fund	1,070	55,044
		174,977
DOMESTIC FIXED INCOME - 31.8%
American Funds Insurance Series - Bond Fund	7,825	85,762
American Funds Insurance Series - High-Income Bond Fund	4,848	55,214
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund	2,514	30,625
		171,601
EMERGING MARKETS EQUITY - 7.5%
American Funds Insurance Series - New World Fund	1,615	40,219

GLOBAL EQUITY - 17.6%
American Funds Insurance Series - Global Growth and Income Fund	1,568	20,074
American Funds Insurance Series - Global Growth Fund	1,340	39,928
American Funds Insurance Series - Global Small Capitalization Fund	1,323	35,177
		95,179
GLOBAL FIXED INCOME - 7.9%
American Funds Insurance Series - Global Bond Fund	3,506	42,884

INTERNATIONAL EQUITY - 2.8%
American Funds Insurance Series - International Fund	712	15,141
Total Investment Companies (cost $493,386)		540,001
Total Investments - 100.0% (cost $493,386)		540,001
Other Assets and Liabilities, Net - (0.0% )		(221)
Total Net Assets - 100.0%		$539,780

JNL/American Funds Growth Allocation Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 39.6%
American Funds Insurance Series - Blue Chip Income and Growth Fund	3,261	$43,963
American Funds Insurance Series - Growth Fund	1,111	87,653
American Funds Insurance Series - Growth-Income Fund	1,025	52,712
		184,328
DOMESTIC FIXED INCOME - 13.2%
American Funds Insurance Series - Bond Fund	1,685	18,472
American Funds Insurance Series - High-Income Bond Fund	2,708	30,840

See accompanying Notes to Schedules of Investments.

	Shares	Value
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund	1,011	12,315
		61,627
EMERGING MARKETS EQUITY - 10.4%
American Funds Insurance Series - New World Fund	1,941	48,340

GLOBAL EQUITY - 25.5%
American Funds Insurance Series - Global Growth and Income Fund	1,715	21,947
American Funds Insurance Series - Global Growth Fund	1,764	52,559
American Funds Insurance Series - Global Small Capitalization Fund	1,661	44,146
		118,652
GLOBAL FIXED INCOME - 6.6%
American Funds Insurance Series - Global Bond Fund	2,517	30,787

INTERNATIONAL EQUITY - 4.7%
American Funds Insurance Series - International Fund	1,036	22,037
Total Investment Companies (cost $421,011)		465,771
Total Investments - 100.0% (cost $421,011)		465,771
Other Assets and Liabilities, Net - (0.0% )		(189)
Total Net Assets - 100.0%		$465,582

JNL Disciplined Moderate Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 43.9%
JNL/Mellon Capital 25 Fund (1.1%) (b)	581	$11,313
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (13.8%) (b)	1,595	23,146
JNL/Mellon Capital S&P 400 MidCap Index Fund (4.3%) (b)	3,894	74,366
JNL/Mellon Capital S&P 500 Index Fund (3.2%) (b)	6,598	102,803
JNL/Mellon Capital Small Cap Index Fund (3.0%) (b)	3,326	56,644
JNL/S&P Competitive Advantage Fund (4.9%) (b)	5,455	90,723
JNL/S&P Dividend Income & Growth Fund (3.0%) (b)	6,324	92,833
JNL/S&P Intrinsic Value Fund (2.9%) (b)	3,260	51,957
		503,785
DOMESTIC FIXED INCOME - 29.2%
Curian/DoubleLine Total Return Fund (9.0%) (b)	5,533	56,659
JNL/JPMorgan U.S. Government & Quality Bond Fund (2.4%) (b)	2,127	28,307
JNL/PIMCO Real Return Fund (2.2%) (b)	3,797	39,602
JNL/PIMCO Total Return Bond Fund (1.3%) (b)	5,325	67,891
JNL/PPM America Floating Rate Income Fund (2.0%) (b)	3,097	34,011
JNL/PPM America High Yield Bond Fund (1.6%) (b)	6,148	45,560
JNL/PPM America Total Return Fund (10.3%) (b)	5,347	62,608
		334,638
EMERGING MARKETS EQUITY - 6.8%
JNL/Mellon Capital Emerging Markets Index Fund (10.2%) (b)	7,684	77,453

GLOBAL FIXED INCOME - 8.5%
JNL/Franklin Templeton Global Multisector Bond Fund (4.1%) (b)	6,238	74,865
JNL/Neuberger Berman Strategic Income Fund (4.3%) (b)	2,124	22,746
		97,611
INTERNATIONAL EQUITY - 9.6%
JNL/Mellon Capital International Index Fund (3.9%) (b)	6,348	92,554
JNL/Mellon Capital Pacific Rim 30 Fund (10.7%) (b)	1,229	17,364
		109,918
INTERNATIONAL FIXED INCOME - 2.0%
JNL/Goldman Sachs Emerging Markets Debt Fund (2.9%) (b)	2,002	23,222
Total Investment Companies (cost $1,030,468)		1,146,627
Total Investments - 100.0% (cost $1,030,468)		1,146,627
Other Assets and Liabilities, Net - (0.0% )		(162)
Total Net Assets - 100.0%		$1,146,465

JNL Disciplined Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 54.7%
JNL/Mellon Capital 25 Fund (2.6%) (b)	1,402	$27,311
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (24.8%) (b)	2,864	41,556
JNL/Mellon Capital S&P 400 MidCap Index Fund (7.6%) (b)	6,835	130,554
JNL/Mellon Capital S&P 500 Index Fund (3.8%) (b)	7,929	123,535
JNL/Mellon Capital Small Cap Index Fund (4.3%) (b)	4,806	81,845
JNL/S&P Competitive Advantage Fund (7.7%) (b)	8,625	143,432
JNL/S&P Dividend Income & Growth Fund (3.6%) (b)	7,582	111,303
JNL/S&P Intrinsic Value Fund (5.5%) (b)	6,064	96,654
		756,190
DOMESTIC FIXED INCOME - 14.6%
Curian/DoubleLine Total Return Fund (5.4%) (b)	3,333	34,128
JNL/JPMorgan U.S. Government & Quality Bond Fund (1.4%) (b)	1,282	17,065
JNL/PIMCO Real Return Fund (1.3%) (b)	2,290	23,889
JNL/PIMCO Total Return Bond Fund (0.8%) (b)	3,213	40,967
JNL/PPM America Floating Rate Income Fund (1.2%) (b)	1,864	20,466
JNL/PPM America High Yield Bond Fund (1.0%) (b)	3,696	27,389
JNL/PPM America Total Return Fund (6.2%) (b)	3,215	37,641
		201,545

See accompanying Notes to Schedules of Investments.

	Shares	Value
EMERGING MARKETS EQUITY - 11.4%
JNL/Mellon Capital Emerging Markets Index Fund (20.7%) (b)	15,640	157,654

GLOBAL FIXED INCOME - 4.2%
JNL/Franklin Templeton Global Multisector Bond Fund (2.5%) (b)	3,750	44,998
JNL/Neuberger Berman Strategic Income Fund (2.6%) (b)	1,278	13,683
		58,681
INTERNATIONAL EQUITY - 14.1%
JNL/Mellon Capital International Index Fund (7.0%) (b)	11,488	167,495
JNL/Mellon Capital Pacific Rim 30 Fund (17.3%) (b)	1,979	27,966
		195,461
INTERNATIONAL FIXED INCOME - 1.0%
JNL/Goldman Sachs Emerging Markets Debt Fund (1.7%) (b)	1,201	13,933
Total Investment Companies (cost $1,206,676)		1,383,464
Total Investments - 100.0% (cost $1,206,676)		1,383,464
Other Assets and Liabilities, Net - (0.0% )		(188)
Total Net Assets - 100.0%		$1,383,276

JNL Disciplined Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 56.1%
JNL/Mellon Capital 25 Fund (1.4%) (b)	768	$14,959
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (14.5%) (b)	1,672	24,257
JNL/Mellon Capital S&P 400 MidCap Index Fund (3.9%) (b)	3,476	66,405
JNL/Mellon Capital S&P 500 Index Fund (1.1%) (b)	2,315	36,066
JNL/Mellon Capital Small Cap Index Fund (2.2%) (b)	2,467	42,015
JNL/S&P Competitive Advantage Fund (3.5%) (b)	3,965	65,938
JNL/S&P Dividend Income & Growth Fund (1.4%) (b)	2,898	42,542
JNL/S&P Intrinsic Value Fund (2.7%) (b)	3,030	48,302
		340,484
DOMESTIC FIXED INCOME - 6.9%
Curian/DoubleLine Total Return Fund (0.9%) (b)	582	5,957
JNL/PIMCO Total Return Bond Fund (0.2%) (b)	700	8,931
JNL/PPM America Floating Rate Income Fund (0.2%) (b)	272	2,981
JNL/PPM America High Yield Bond Fund (0.4%) (b)	1,615	11,966
JNL/PPM America Total Return Fund (2.0%) (b)	1,021	11,958
		41,793
EMERGING MARKETS EQUITY - 16.5%
JNL/Mellon Capital Emerging Markets Index Fund (13.1%) (b)	9,902	99,810

GLOBAL FIXED INCOME - 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund (0.7%) (b)	1,007	12,084

INTERNATIONAL EQUITY - 17.5%
JNL/Mellon Capital International Index Fund (3.8%) (b)	6,247	91,087
JNL/Mellon Capital Pacific Rim 30 Fund (9.4%) (b)	1,077	15,219
		106,306
INTERNATIONAL FIXED INCOME - 1.0%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.8%) (b)	525	6,087
Total Investment Companies (cost $530,412)		606,564
Total Investments - 100.0% (cost $530,412)		606,564
Other Assets and Liabilities, Net - (0.0% )		(93)
Total Net Assets - 100.0%		$606,471

JNL/Franklin Templeton Founding Strategy Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 33.2%
JNL/Franklin Templeton Income Fund (22.6%) (b)	44,416	$540,981

GLOBAL EQUITY - 66.8%
JNL/Franklin Templeton Global Growth Fund (52.2%) (b)	45,470	545,186
JNL/Franklin Templeton Mutual Shares Fund (46.5%) (b)	45,446	543,537
		1,088,723
Total Investment Companies (cost $1,249,230)		1,629,704
Total Investments - 100.0% (cost $1,249,230)		1,629,704
Other Assets and Liabilities, Net - (0.0% )		(112)
Total Net Assets - 100.0%		$1,629,592

JNL/Mellon Capital 10 x 10 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 80.0%
JNL/Mellon Capital JNL 5 Fund (5.8%) (b)	16,777	$203,341
JNL/Mellon Capital S&P 400 MidCap Index Fund (2.4%) (b)	2,127	40,623
JNL/Mellon Capital S&P 500 Index Fund (1.2%) (b)	2,596	40,439
JNL/Mellon Capital Small Cap Index Fund (2.1%) (b)	2,378	40,502
		324,905
DOMESTIC FIXED INCOME - 9.9%
JNL/Mellon Capital Bond Index Fund (2.5%) (b)	3,406	40,297

See accompanying Notes to Schedules of Investments.

	Shares	Value
INTERNATIONAL EQUITY - 10.1%
JNL/Mellon Capital International Index Fund (1.7%) (b)	2,810	40,971
Total Investment Companies (cost $279,518)		406,173
Total Investments - 100.0% (cost $279,518)		406,173
Other Assets and Liabilities, Net - (0.0% )		(27)
Total Net Assets - 100.0%		$406,146

JNL/Mellon Capital Index 5 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 59.8%
JNL/Mellon Capital S&P 400 MidCap Index Fund (8.5%) (b)	7,714	$147,337
JNL/Mellon Capital S&P 500 Index Fund (4.5%) (b)	9,467	147,500
JNL/Mellon Capital Small Cap Index Fund (7.6%) (b)	8,548	145,572
		440,409
DOMESTIC FIXED INCOME - 19.9%
JNL/Mellon Capital Bond Index Fund (9.1%) (b)	12,384	146,504

INTERNATIONAL EQUITY - 20.3%
JNL/Mellon Capital International Index Fund (6.2%) (b)	10,237	149,246
Total Investment Companies (cost $572,450)		736,159
Total Investments - 100.0% (cost $572,450)		736,159
Other Assets and Liabilities, Net - (0.0% )		(44)
Total Net Assets - 100.0%		$736,115

JNL/S&P 4 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
JNL/S&P Competitive Advantage Fund (46.6%) (b)	52,326	$870,181
JNL/S&P Dividend Income & Growth Fund (28.0%) (b)	59,749	877,114
JNL/S&P Intrinsic Value Fund (49.4%) (b)	54,675	871,524
JNL/S&P Total Yield Fund (68.3%) (b)	56,604	872,260
Total Investment Companies (cost $2,723,388)		3,491,079
Total Investments - 100.0% (cost $2,723,388)		3,491,079
Other Assets and Liabilities, Net - (0.0% )		(180)
Total Net Assets - 100.0%		$3,490,899

JNL/S&P Managed Conservative Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 1.1%
JNL/Invesco Global Real Estate Fund (1.1%) (b)	1,759	$17,960

DOMESTIC EQUITY - 17.8%
JNL/DFA U.S. Core Equity Fund (7.0%) (b)	3,641	39,066
JNL/Eagle SmallCap Equity Fund (1.1%) (b)	646	19,075
JNL/Franklin Templeton Small Cap Value Fund (1.8%) (b)	1,175	19,847
JNL/Goldman Sachs Mid Cap Value Fund (0.2%) (b)	237	2,965
JNL/JPMorgan MidCap Growth Fund (3.8%) (b)	1,734	56,045
JNL/T. Rowe Price Established Growth Fund (1.3%) (b)	1,809	59,563
JNL/T. Rowe Price Value Fund (2.5%) (b)	3,892	65,037
JNL/WMC Value Fund (2.5%) (b)	1,850	43,317
		304,915
DOMESTIC FIXED INCOME - 67.5%
Curian/DoubleLine Total Return Fund (9.8%) (b)	5,981	61,247
JNL/Goldman Sachs Core Plus Bond Fund (6.5%) (b)	4,438	51,748
JNL/JPMorgan U.S. Government & Quality Bond Fund (15.7%) (b)	14,049	186,992
JNL/PIMCO Real Return Fund (3.8%) (b)	6,662	69,482
JNL/PIMCO Total Return Bond Fund (4.8%) (b)	19,288	245,928
JNL/PPM America Floating Rate Income Fund (4.0%) (b)	6,122	67,222
JNL/PPM America High Yield Bond Fund (3.5%) (b)	13,067	96,827
JNL/PPM America Low Duration Bond Fund (20.0%) (b)	8,705	87,574
JNL/PPM America Total Return Fund (19.4%) (b)	10,051	117,695
JNL/T. Rowe Price Short-Term Bond Fund (10.0%) (b)	17,076	170,244
		1,154,959
EMERGING MARKETS EQUITY - 1.0%
JNL/Lazard Emerging Markets Fund (1.2%) (b)	1,614	17,507

GLOBAL FIXED INCOME - 7.7%
JNL/Franklin Templeton Global Multisector Bond Fund (7.2%) (b)	10,929	131,152

INTERNATIONAL EQUITY - 2.0%
JNL/Invesco International Growth Fund (1.4%) (b)	1,449	18,711
JNL/JPMorgan International Value Fund (2.2%) (b)	1,874	15,309
		34,020
INTERNATIONAL FIXED INCOME - 2.9%
JNL/Goldman Sachs Emerging Markets Debt Fund (6.2%) (b)	4,278	49,628
Total Investment Companies (cost $1,649,989)		1,710,141
Total Investments - 100.0% (cost $1,649,989)		1,710,141
Other Assets and Liabilities, Net - (0.0% )		(253)
Total Net Assets - 100.0%		$1,709,888

JNL/S&P Managed Moderate Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 3.1%
JNL/BlackRock Commodity Securities Strategy Fund (3.3%) (b)	4,393	$50,779
JNL/Invesco Global Real Estate Fund (3.2%) (b)	5,245	53,557
		104,336

See accompanying Notes to Schedules of Investments.

	Shares	Value
DOMESTIC EQUITY - 34.4%
JNL/BlackRock Large Cap Select Growth Fund (2.3%) (b)	900	24,374
JNL/DFA U.S. Core Equity Fund (7.3%) (b)	3,814	40,922
JNL/Eagle SmallCap Equity Fund (3.0%) (b)	1,714	50,587
JNL/Franklin Templeton Small Cap Value Fund (6.8%) (b)	4,342	73,377
JNL/Goldman Sachs Mid Cap Value Fund (9.8%) (b)	9,516	118,862
JNL/Invesco Small Cap Growth Fund (3.6%) (b)	1,520	30,606
JNL/JPMorgan MidCap Growth Fund (10.3%) (b)	4,673	151,066
JNL/T. Rowe Price Established Growth Fund (7.9%) (b)	10,574	348,201
JNL/T. Rowe Price Value Fund (7.9%) (b)	12,187	203,650
JNL/WMC Value Fund (7.2%) (b)	5,392	126,228
		1,167,873
DOMESTIC FIXED INCOME - 47.2%
Curian/DoubleLine Total Return Fund (20.7%) (b)	12,704	130,091
JNL/JPMorgan U.S. Government & Quality Bond Fund (13.1%) (b)	11,731	156,142
JNL/PIMCO Real Return Fund (6.6%) (b)	11,554	120,513
JNL/PIMCO Total Return Bond Fund (7.3%) (b)	29,338	374,060
JNL/PPM America Floating Rate Income Fund (6.3%) (b)	9,690	106,391
JNL/PPM America High Yield Bond Fund (5.5%) (b)	20,893	154,820
JNL/PPM America Low Duration Bond Fund (29.2%) (b)	12,693	127,689
JNL/PPM America Total Return Fund (29.2%) (b)	15,159	177,511
JNL/T. Rowe Price Short-Term Bond Fund (14.9%) (b)	25,505	254,284
		1,601,501
EMERGING MARKETS EQUITY - 2.5%
JNL/Lazard Emerging Markets Fund (5.7%) (b)	7,903	85,743

GLOBAL EQUITY - 1.1%
JNL/Oppenheimer Global Growth Fund (3.8%) (b)	2,645	37,980

GLOBAL FIXED INCOME - 6.2%
JNL/Franklin Templeton Global Multisector Bond Fund (11.7%) (b)	17,573	210,876

INTERNATIONAL EQUITY - 2.4%
JNL/Invesco International Growth Fund (4.1%) (b)	4,241	54,749
JNL/JPMorgan International Value Fund (3.6%) (b)	3,061	25,010
		79,759
INTERNATIONAL FIXED INCOME - 3.1%
JNL/Goldman Sachs Emerging Markets Debt Fund (13.0%) (b)	9,001	104,415
Total Investment Companies (cost $3,113,169)		3,392,483
Total Investments - 100.0% (cost $3,113,169)		3,392,483
Other Assets and Liabilities, Net - (0.0% )		(467)
Total Net Assets - 100.0%		$3,392,016

JNL/S&P Managed Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.3%
JNL/BlackRock Commodity Securities Strategy Fund (8.2%) (b)	10,946	$126,531
JNL/Invesco Global Real Estate Fund (8.4%) (b)	13,651	139,378
		265,909
DOMESTIC EQUITY - 47.5%
JNL/BlackRock Large Cap Select Growth Fund (8.4%) (b)	3,282	88,867
JNL/Eagle SmallCap Equity Fund (9.8%) (b)	5,559	164,058
JNL/Franklin Templeton Small Cap Value Fund (14.6%) (b)	9,405	158,943
JNL/Goldman Sachs Mid Cap Value Fund (15.9%) (b)	15,382	192,126
JNL/Invesco Large Cap Growth Fund (18.5%) (b)	11,677	193,490
JNL/Invesco Mid Cap Value Fund (14.6%) (b)	3,707	57,976
JNL/Invesco Small Cap Growth Fund (11.9%) (b)	5,031	101,322
JNL/JPMorgan MidCap Growth Fund (17.4%) (b)	7,882	254,819
JNL/Morgan Stanley Mid Cap Growth Fund (28.0%) (b)	6,253	81,727
JNL/PPM America Mid Cap Value Fund (6.7%) (b)	1,444	21,758
JNL/T. Rowe Price Established Growth Fund (17.9%) (b)	24,117	794,169
JNL/T. Rowe Price Value Fund (17.9%) (b)	27,513	459,751
JNL/WMC Value Fund (21.4%) (b)	16,138	377,788
		2,946,794
DOMESTIC FIXED INCOME - 30.0%
Curian/DoubleLine Total Return Fund (18.7%) (b)	11,429	117,038
JNL/Goldman Sachs Core Plus Bond Fund (9.7%) (b)	6,668	77,745
JNL/JPMorgan U.S. Government & Quality Bond Fund (13.9%) (b)	12,510	166,515
JNL/PIMCO Real Return Fund (5.6%) (b)	9,768	101,882
JNL/PIMCO Total Return Bond Fund (9.4%) (b)	37,441	477,375
JNL/PPM America Floating Rate Income Fund (3.0%) (b)	4,637	50,915
JNL/PPM America High Yield Bond Fund (9.3%) (b)	35,245	261,168
JNL/PPM America Low Duration Bond Fund (38.4%) (b)	16,712	168,119
JNL/PPM America Total Return Fund (26.3%) (b)	13,666	160,023
JNL/T. Rowe Price Short-Term Bond Fund (16.5%) (b)	28,205	281,204
		1,861,984
EMERGING MARKETS EQUITY - 4.0%
JNL/Lazard Emerging Markets Fund (16.6%) (b)	22,857	247,998

GLOBAL EQUITY - 1.8%
JNL/Oppenheimer Global Growth Fund (11.2%) (b)	7,850	112,722

GLOBAL FIXED INCOME - 5.4%
JNL/Franklin Templeton Global Multisector Bond Fund (18.5%) (b)	27,873	334,475

See accompanying Notes to Schedules of Investments.

	Shares	Value
INTERNATIONAL EQUITY - 4.7%
JNL/Invesco International Growth Fund (16.3%) (b)	16,694	215,514
JNL/JPMorgan International Value Fund (10.5%) (b)	8,908	72,782
		288,296
INTERNATIONAL FIXED INCOME - 2.3%
JNL/Goldman Sachs Emerging Markets Debt Fund (18.1%) (b)	12,507	145,077
Total Investment Companies (cost $5,437,965)		6,203,255
Total Investments - 100.0% (cost $5,437,965)		6,203,255
Other Assets and Liabilities, Net - (0.0% )		(834)
Total Net Assets - 100.0%		$6,202,421

JNL/S&P Managed Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.7%
JNL/BlackRock Commodity Securities Strategy Fund (7.9%) (b)	10,479	$121,135
JNL/Invesco Global Real Estate Fund (5.9%) (b)	9,532	97,320
		218,455
DOMESTIC EQUITY - 61.3%
JNL/BlackRock Large Cap Select Growth Fund (19.5%) (b)	7,608	206,033
JNL/Eagle SmallCap Equity Fund (9.0%) (b)	5,113	150,874
JNL/Franklin Templeton Small Cap Value Fund (12.8%) (b)	8,221	138,941
JNL/Goldman Sachs Mid Cap Value Fund (13.7%) (b)	13,295	166,061
JNL/Invesco Large Cap Growth Fund (18.3%) (b)	11,525	190,964
JNL/Invesco Mid Cap Value Fund (10.3%) (b)	2,615	40,896
JNL/Invesco Small Cap Growth Fund (8.0%) (b)	3,368	67,834
JNL/JPMorgan MidCap Growth Fund (14.2%) (b)	6,400	206,919
JNL/Morgan Stanley Mid Cap Growth Fund (20.6%) (b)	4,598	60,089
JNL/PPM America Mid Cap Value Fund (6.7%) (b)	1,444	21,758
JNL/T. Rowe Price Established Growth Fund (14.4%) (b)	19,337	636,769
JNL/T. Rowe Price Mid-Cap Growth Fund (4.8%) (b)	3,357	129,183
JNL/T. Rowe Price Value Fund (19.2%) (b)	29,616	494,885
JNL/WMC Value Fund (19.6%) (b)	14,759	345,496
		2,856,702
DOMESTIC FIXED INCOME - 15.6%
Curian/DoubleLine Total Return Fund (11.0%) (b)	6,710	68,708
JNL/JPMorgan U.S. Government & Quality Bond Fund (3.5%) (b)	3,161	42,077
JNL/PIMCO Real Return Fund (2.0%) (b)	3,535	36,870
JNL/PIMCO Total Return Bond Fund (4.4%) (b)	17,409	221,959
JNL/PPM America High Yield Bond Fund (4.4%) (b)	16,577	122,836
JNL/PPM America Total Return Fund (6.7%) (b)	3,475	40,698
JNL/T. Rowe Price Short-Term Bond Fund (11.3%) (b)	19,452	193,940
		727,088
EMERGING MARKETS EQUITY - 4.5%
JNL/Lazard Emerging Markets Fund (14.0%) (b)	19,213	208,462

GLOBAL EQUITY - 4.4%
JNL/M&G Global Basics Fund (43.0%) (b)	5,370	73,410
JNL/Oppenheimer Global Growth Fund (13.0%) (b)	9,102	130,698
		204,108
GLOBAL FIXED INCOME - 0.8%
JNL/Franklin Templeton Global Multisector Bond Fund (2.0%) (b)	3,072	36,866

INTERNATIONAL EQUITY - 7.1%
JNL/Invesco International Growth Fund (19.3%) (b)	19,767	255,185
JNL/JPMorgan International Value Fund (11.1%) (b)	9,422	76,980
		332,165
INTERNATIONAL FIXED INCOME - 1.6%
JNL/Goldman Sachs Emerging Markets Debt Fund (9.5%) (b)	6,603	76,596
Total Investment Companies (cost $3,915,177)		4,660,442
Total Investments - 100.0% (cost $3,915,177)		4,660,442
Other Assets and Liabilities, Net - (0.0% )		(635)
Total Net Assets - 100.0%		$4,659,807

JNL/S&P Managed Aggressive Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 3.6%
JNL/BlackRock Commodity Securities Strategy Fund (1.7%) (b)	2,311	$26,721
JNL/Invesco Global Real Estate Fund (1.9%) (b)	3,151	32,169
		58,890
DOMESTIC EQUITY - 69.5%
JNL/BlackRock Large Cap Select Growth Fund (8.3%) (b)	3,226	87,354
JNL/Eagle SmallCap Equity Fund (3.6%) (b)	2,063	60,863
JNL/Franklin Templeton Small Cap Value Fund (5.6%) (b)	3,620	61,174
JNL/Goldman Sachs Mid Cap Value Fund (6.9%) (b)	6,673	83,346
JNL/Invesco Large Cap Growth Fund (7.4%) (b)	4,637	76,836
JNL/Invesco Small Cap Growth Fund (3.5%) (b)	1,494	30,097
JNL/JPMorgan MidCap Growth Fund (6.2%) (b)	2,798	90,462
JNL/Morgan Stanley Mid Cap Growth Fund (9.8%) (b)	2,188	28,594
JNL/T. Rowe Price Established Growth Fund (5.0%) (b)	6,755	222,451
JNL/T. Rowe Price Mid-Cap Growth Fund (2.5%) (b)	1,773	68,235
JNL/T. Rowe Price Value Fund (7.2%) (b)	11,117	185,758

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/WMC Value Fund (8.7%) (b)	6,589	154,256
		1,149,426
DOMESTIC FIXED INCOME - 6.5%
JNL/PIMCO Total Return Bond Fund (0.9%) (b)	3,703	47,217
JNL/PPM America High Yield Bond Fund (1.1%) (b)	4,095	30,343
JNL/T. Rowe Price Short-Term Bond Fund (1.7%) (b)	3,000	29,905
		107,465
EMERGING MARKETS EQUITY - 5.2%
JNL/Lazard Emerging Markets Fund (5.7%) (b)	7,863	85,313

GLOBAL EQUITY - 5.6%
JNL/M&G Global Basics Fund (18.2%) (b)	2,269	31,021
JNL/Oppenheimer Global Growth Fund (6.1%) (b)	4,265	61,241
		92,262
INTERNATIONAL EQUITY - 7.8%
JNL/Invesco International Growth Fund (9.3%) (b)	9,507	122,734
JNL/JPMorgan International Value Fund (1.0%) (b)	868	7,093
		129,827
INTERNATIONAL FIXED INCOME - 1.8%
JNL/Goldman Sachs Emerging Markets Debt Fund (3.8%) (b)	2,634	30,557
Total Investment Companies (cost $1,356,946)		1,653,740
Total Investments - 100.0% (cost $1,356,946)		1,653,740
Other Assets and Liabilities, Net - (0.0% )		(242)
Total Net Assets - 100.0%		$1,653,498

(a)                   Investment in affiliate.

(b)                   At March 31, 2014, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

See accompanying Notes to Schedules of Investments.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Security Valuation and Fair Value Measurement - Under the JNL Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The fund of funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Form N-Q, which is filed in conjunction with this report.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC’s website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into 3 broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Investments in Affiliates - The fund of funds invested solely in Class A shares of other affiliated Funds advised by JNAM or Curian Capital, LLC, an affiliate of JNAM.  JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund (“American Funds Feeder Funds”) each invest primarily all of their investable assets in its respective American Funds Master Fund.  Due to its ownership of more than 5% of the shares of its respective American Funds Master Fund, the JNL American Funds Feeder Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940, as amended.

The following table details each Fund’s long term investments in affiliates held during the period ended March 31, 2014.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain (Loss)	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1	$1,214,856	$68,300	$3,236	$—	$1,128	$1,315,183
JNL/American Funds Global Bond Fund	American Funds Insurance Series - Global Bond Fund Class 1	455,412	20,152	9,186	—	(100)	479,799
JNL/American Funds Global Small Capitalization Fund	American Funds Insurance Series - Global Small Capitalization Fund - Class 1	336,834	58,161	1,949	—	399	404,220
JNL/ American Funds Growth-Income Fund	American Funds Insurance Series - Growth-Income Fund - Class 1	1,645,403	148,097	70	—	29	1,818,512
JNL/American Funds International Fund	American Funds Insurance Series - International Fund - Class 1	562,154	52,642	503	—	116	616,533
JNL/American Funds New World Fund	American Funds Insurance Series - New World Fund Class 1	647,489	54,541	6,162	—	311	691,859

Income Tax Matters - As of March 31, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Blue Chip Income and Growth Fund	$993,460	$321,723	$—	$321,723
JNL/American Funds Global Bond Fund	481,964	2,267	(4,432)	(2,165)
JNL/American Funds Global Small Capitalization Fund	330,667	74,380	(827)	73,553
JNL/American Funds Growth-Income Fund	1,392,314	426,538	(340)	426,198
JNL/American Funds International Fund	522,496	94,078	(41)	94,037
JNL/American Funds New World Fund	626,060	65,934	(135)	65,799
JNL Institutional Alt 20 Fund	1,573,271	237,060	(19,694)	217,366
JNL Institutional Alt 35 Fund	2,157,990	307,445	(30,233)	277,212
JNL Institutional Alt 50 Fund	3,023,610	380,802	(50,342)	330,460
JNL Institutional Alt 65 Fund	672,392	76,481	(11,147)	65,334
JNL/American Funds Balanced Allocation Fund	493,484	49,510	(2,993)	46,517
JNL/American Funds Growth Allocation Fund	421,034	45,867	(1,130)	44,737
JNL Disciplined Moderate Fund	1,032,933	129,443	(15,749)	113,694

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
JNL Disciplined Moderate Growth Fund	$1,210,969	$182,733	$(10,238)	$172,495
JNL Disciplined Growth Fund	532,100	76,937	(2,473)	74,464
JNL/Franklin Templeton Founding Strategy Fund	1,319,230	310,474	—	310,474
JNL/Mellon Capital 10 x 10 Fund	319,429	87,211	(467)	86,744
JNL/Mellon Capital Index 5 Fund	582,545	155,768	(2,154)	153,614
JNL/S&P 4 Fund	2,741,439	753,410	(3,770)	749,640
JNL/S&P Managed Conservative Fund	1,657,622	106,022	(53,503)	52,519
JNL/S&P Managed Moderate Fund	3,124,846	345,127	(77,490)	267,637
JNL/S&P Managed Moderate Growth Fund	5,465,475	823,264	(85,484)	737,780
JNL/S&P Managed Growth Fund	3,952,515	756,955	(49,028)	707,927
JNL/S&P Managed Aggressive Growth Fund	1,396,033	269,115	(11,408)	257,707

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2014

JNL/AQR Managed Futures Strategy Fund (b)

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 95.4%
Investment Companies - 59.2%
JNL Money Market Fund, 0.01% (a) (h)	132,277	$132,277
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	146,953	146,953
		279,230
Treasury Securities - 36.2%
U.S. Treasury Bill
0.05%, 04/10/14	$139,450	139,447
0.05%, 05/29/14	15,800	15,799
0.05%, 06/05/14	15,800	15,800
		171,046
Total Short Term Investments (cost $450,273)		450,276
Total Investments - 95.4% (cost $450,273)		450,276
Other Assets and Liabilities, Net - 4.6%		21,775
Total Net Assets - 100.0%		$472,051

JNL/BlackRock Commodity Securities Strategy Fund (b)

COMMON STOCKS - 74.5%
ENERGY - 69.1%
Anadarko Petroleum Corp.	347	$29,377
Antero Resources Corp. (c)	55	3,437
Apache Corp.	290	24,032
Baker Hughes Inc.	275	17,911
Cabot Oil & Gas Corp. - Class A	956	32,401
Cameron International Corp. (c)	409	25,235
Canadian Natural Resources Ltd.	525	20,122
Carrizo Oil & Gas Inc. (c)	160	8,529
Cenovus Energy Inc.	333	9,641
Chevron Corp.	375	44,545
Cimarex Energy Co.	120	14,237
CNOOC Ltd. - ADR (e)	32	4,920
ConocoPhillips	152	10,701
CONSOL Energy Inc.	159	6,363
Crew Energy Inc. (c)	618	4,917
Devon Energy Corp.	492	32,910
Dresser-Rand Group Inc. (c)	487	28,450
Dril-Quip Inc. (c)	200	22,365
EnCana Corp.	170	3,622
Ensco Plc - Class A	329	17,344
EOG Resources Inc.	401	78,703
EQT Corp.	248	24,067
Exxon Mobil Corp.	564	55,125
FMC Technologies Inc. (c)	573	29,972
Frank’s International NV (e)	253	6,272
Halliburton Co.	522	30,743
Helmerich & Payne Inc.	248	26,644
Hess Corp.	208	17,257
Husky Energy Inc. (e)	177	5,306
Kosmos Energy Ltd. (c)	441	4,852
Legacy Oil + Gas Inc. (c)	234	1,539
LinnCo LLC (e)	166	4,494
Marathon Oil Corp.	394	14,008
Marathon Petroleum Corp.	192	16,725
MEG Energy Corp. (c)	108	3,655
Murphy Oil Corp.	243	15,302
Murphy USA Inc. (c)	91	3,713
National Oilwell Varco Inc.	505	39,288
Newfield Exploration Co. (c)	169	5,295
Noble Corp plc	377	12,331
Noble Energy Inc.	420	29,821
Occidental Petroleum Corp.	376	35,848
Paramount Resources Ltd. - Class A (c)	54	2,309
Peabody Energy Corp.	336	5,487
Phillips 66	123	9,495
Pioneer Natural Resources Co.	150	28,019
Range Resources Corp.	365	30,292
Rowan Cos. Plc - Class A (c)	177	5,967
Saipem SpA (c)	204	4,977
Schlumberger Ltd.	384	37,460
Southwestern Energy Co. (c)	205	9,446
Suncor Energy Inc.	898	31,359
Talisman Energy Inc.	947	9,440
Technip SA - ADR	501	13,014
Total SA - ADR (e)	244	15,993
Trican Well Service Ltd. (e)	189	2,390
Uranium Energy Corp. (c) (q)	366	483
Valero Energy Corp.	207	11,007
Weatherford International Ltd. (c)	201	3,486
Whiting Petroleum Corp. (c)	267	18,533
Williams Cos. Inc.	104	4,209
		1,065,385
MATERIALS - 5.4%
BHP Billiton Ltd.	249	8,427
E.I. du Pont de Nemours & Co.	120	8,023
Eldorado Gold Corp.	1,091	6,068
First Quantum Minerals Ltd.	653	12,076
Franco-Nevada Corp.	178	8,199
Goldcorp Inc.	365	8,900
HudBay Minerals Inc. (e)	353	2,760
Newcrest Mining Ltd. (c)	404	3,696
Newmont Mining Corp.	79	1,843
Praxair Inc.	49	6,380
Southern Copper Corp.	374	10,902
Vale SA - ADR (e)	388	5,362
		82,636
Total Common Stocks (cost $945,692)		1,148,021

COMMODITY INDEXED STRUCTURED NOTES - 8.6%
Bank of America Corp., Dow Jones-UBS Commodity Index 3 Month Forward Total Return commodity linked note, 0.25%, 06/27/14 (i)	$15,500	16,122
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 01/06/15 (i)	10,500	12,882
JPMorgan Chase, Dow Jones-UBS Commodity Index Forward Total Return commodity linked note, 0.24%, 08/04/14 (i)	4,000	4,952
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.25%, 07/14/14 (i)	11,500	12,076
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.24%, 09/03/14 (i)	6,000	7,100
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.24%, 09/15/14 (i)	10,500	13,202
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 07/10/14 (i)	20,500	22,076

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 12/29/14 (i)	6,000	7,308
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 02/27/15 (i)	30,000	35,937
Total Commodity Indexed Structured Notes (cost $112,000)		131,655

SHORT TERM INVESTMENTS - 18.5%
Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	33,666	33,666

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	24,241	24,241

Treasury Securities - 14.7%
U.S. Treasury Bill
0.04%, 05/22/14	$10,400	10,400
0.08%, 06/12/14	16,000	15,999
0.05%, 07/17/14	112,600	112,586
0.05%, 07/24/14	88,000	87,988
		226,973
Total Short Term Investments (cost $284,868)		284,880
Total Investments - 101.6% (cost $1,342,560)		1,564,556
Other Assets and Liabilities, Net - (1.6%)		(24,187)
Total Net Assets - 100.0%		$1,540,369

JNL/BlackRock Global Allocation Fund (b)

COMMON STOCKS - 63.3%
CONSUMER DISCRETIONARY - 6.1%
Aisin Seiki Co. Ltd.	88	$3,169
American Eagle Outfitters Inc.	35	433
Barratt Developments Plc	372	2,563
Bayerische Motoren Werke AG	29	3,636
Benesse Corp.	40	1,530
BorgWarner Inc. (o)	48	2,971
Bridgestone Corp.	180	6,383
CBS Corp. - Class B	13	830
Charter Communications Inc. - Class A (c)	61	7,538
Cheng Shin Rubber Industry Co. Ltd.	569	1,626
Coach Inc.	164	8,120
Comcast Corp. - Class A	328	16,390
Daihatsu Motor Co. Ltd. (e)	24	415
Delphi Automotive Plc	31	2,073
Delta Topco Ltd. (c) (f) (q)	2,155	1,374
Denso Corp.	115	5,525
DISH Network Corp. - Class A (c)	13	790
Dongfeng Motor Group Co. Ltd. - Class H	435	617
Electrolux AB (e)	18	385
Ford Motor Co.	490	7,640
Fuji Heavy Industries Ltd.	536	14,526
Futaba Industrial Co. Ltd. (c) (e)	68	294
General Motors Co.	167	5,735
Goodyear Tire & Rubber Co.	73	1,903
Guinness Peat Group Plc (c)	214	127
Hilton Worldwide Holdings Inc. (c)	161	3,591
Honda Motor Co. Ltd.	200	7,048
Hyundai Motor Co.	16	3,879
Hyundai Wia Corp.	6	1,028
Johnson Controls Inc.	85	4,034
Lear Corp.	8	701
Liberty Media Corp. - Class A (c)	58	7,583
Lululemon Athletica Inc. (c) (e)	34	1,796
LVMH Moet Hennessy Louis Vuitton SA	21	3,860
Macy’s Inc.	8	485
Manchester United Plc - Class A (e) (c)	87	1,498
Maruti Suzuki India Ltd.	28	934
Mattel Inc.	73	2,913
McDonald’s Corp.	76	7,463
MRV Engenharia e Participacoes SA	381	1,348
Nitori Co. Ltd.	57	2,487
Rinnai Corp.	22	1,953
RTL Group SA	15	1,712
Ryohin Keikaku Co. Ltd. (e)	22	2,092
Suzuki Motor Corp.	333	8,669
Taylor Wimpey Plc	1,147	2,255
Time Warner Cable Inc.	4	586
Toyota Industries Corp.	137	6,599
Toyota Motor Corp.	81	4,557
TRW Automotive Holdings Corp. (c)	27	2,223
Viacom Inc. - Class B	6	514
Wyndham Worldwide Corp.	8	563
Yamada Denki Co. Ltd. (e)	1,046	3,485
Yulon Motor Co. Ltd.	675	1,118
Zhongsheng Group Holdings Ltd. (e)	906	1,250
Zon Optimus SGPS SA	228	1,789
		186,606
CONSUMER STAPLES - 4.0%
Ajinomoto Co. Inc.	118	1,689
Anheuser-Busch InBev NV	29	3,092
Archer-Daniels-Midland Co.	13	566
Casino Guichard Perrachon SA	21	2,502
Chaoda Modern Agriculture Holdings Ltd. (c) (f) (q)	604	48
Church & Dwight Co. Inc.	22	1,531
Coca-Cola Co.	401	15,484
Colgate-Palmolive Co.	61	3,931
Constellation Brands Inc. - Class A (c)	8	638
Cosan Ltd. - Class A	236	2,689
CVS Caremark Corp.	30	2,237
Danone SA	24	1,714
Diageo Plc	26	819
Diageo Plc - ADR (e)	34	4,241
Energizer Holdings Inc.	3	310
Fomento Economico Mexicano SAB de CV - ADR	14	1,301
Hypermarcas SA (c)	328	2,376
Kimberly-Clark Corp.	11	1,187
Kroger Co.	13	573
Mead Johnson Nutrition Co.	37	3,097
Nestle SA	236	17,741
Procter & Gamble Co.	332	26,735
Remy Cointreau SA (e)	15	1,234
SABMiller Plc	46	2,308
SLC Agricola SA	112	858
Suntory Beverage & Food Ltd.	75	2,594
Tesco Plc	328	1,616
The Fresh Market Inc. (c) (e)	64	2,153
Unilever NV - ADR	19	781
Unilever NV - CVA	282	11,612
Unilever Plc	70	2,991
Unilever Plc - ADR	21	891
		121,539
ENERGY - 5.3%
Anadarko Petroleum Corp.	21	1,741
Athabasca Oil Corp. (e) (c)	360	2,592
BG Group Plc	441	8,225

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Cameco Corp. (e)	206	4,715
Canadian Natural Resources Ltd.	126	4,828
Chevron Corp.	36	4,296
CNOOC Ltd.	1,794	2,716
Cobalt International Energy Inc. (c)	147	2,691
ConocoPhillips	22	1,570
Diamondback Energy Inc. (c)	45	3,029
Dresser-Rand Group Inc. (c)	84	4,897
ENI SpA	22	560
EOG Resources Inc.	8	1,638
EP Energy Corp. - Class A (c) (e)	214	4,191
EQT Corp.	2	145
Helmerich & Payne Inc.	7	743
INPEX Corp.	482	6,255
KazMunaiGas Exploration Production JSC - GDR	160	2,246
Kunlun Energy Co. Ltd. (e)	1,474	2,470
Lundin Petroleum AB (c)	314	6,455
Marathon Oil Corp.	460	16,352
Marathon Petroleum Corp.	82	7,112
Murphy Oil Corp.	4	278
National Oilwell Varco Inc.	65	5,072
Noble Energy Inc.	22	1,586
Ophir Energy Plc (c)	633	2,535
Petroleo Brasileiro SA - Petrobras - ADR	265	3,485
Phillips 66	117	9,010
Royal Dutch Shell Plc - Class A	15	548
Royal Dutch Shell Plc - ADR	146	10,681
RSP Permian Inc. (c)	53	1,545
Schlumberger Ltd.	85	8,272
StatoilHydro ASA	254	7,167
Suncor Energy Inc.	5	192
Technip SA	77	7,913
Total SA (e)	62	4,071
Total SA - ADR (e)	124	8,117
Valero Energy Corp.	14	754
		160,693
FINANCIALS - 11.0%
ACE Ltd.	81	7,999
AFLAC Inc.	33	2,056
Allianz SE	31	5,244
Allstate Corp.	49	2,773
American Capital Agency Corp.	40	853
American Express Co.	92	8,283
American International Group Inc.	91	4,552
American Tower Corp.	51	4,213
Ameriprise Financial Inc.	5	560
Aviva Plc	162	1,293
AXA SA	222	5,761
Axis Capital Holdings Ltd.	10	464
Banco Bilbao Vizcaya Argentaria SA	335	4,033
Banco Santander Brasil SA - ADR (e)	52	290
Banco Santander Chile - ADR	78	1,839
Bank of America Corp.	784	13,490
Bank of Nova Scotia (e)	41	2,370
BB&T Corp.	100	4,011
Berkshire Hathaway Inc. - Class B (c)	49	6,185
BNP Paribas	157	12,124
BR Malls Participacoes SA	374	3,210
Capital One Financial Corp.	68	5,227
CapitaLand Ltd.	2,920	6,724
Chubb Corp.	5	428
Chuo Mitsui Trust Holdings Inc.	329	1,489
Citigroup Inc.	280	13,345
CNA Financial Corp.	13	563
Cyrela Brazil Realty SA	223	1,350
Daito Trust Construction Co. Ltd.	32	3,001
Deutsche Bank AG	134	5,986
Deutsche Boerse AG	39	3,084
Discover Financial Services	101	5,899
Equity Residential	120	6,966
Federal National Mortgage Association (c)	232	904
Fibra Uno Administracion SA de CV (c)	492	1,592
Goldman Sachs Group Inc.	36	5,951
Hana Financial Group Inc.	56	2,062
HSBC Holdings Plc	1,022	10,347
ING Groep NV - CVA (c)	339	4,824
Intesa Sanpaolo SpA (c)	1,502	5,096
JPMorgan Chase & Co.	306	18,568
KB Financial Group Inc.	20	685
Lincoln National Corp.	17	851
Link REIT	615	3,034
Lloyds Banking Group Plc (c)	4,154	5,196
Marsh & McLennan Cos. Inc.	60	2,975
MetLife Inc.	113	5,979
Mitsubishi UFJ Financial Group Inc.	473	2,605
MS&AD Insurance Group Holdings	56	1,280
National Australia Bank Ltd.	99	3,261
NKSJ Holdings Inc.	51	1,304
Ocwen Financial Corp. (c)	35	1,364
Prudential Financial Inc.	53	4,497
Reinsurance Group of America Inc.	7	559
RHJ International (c)	26	130
RHJ International - ADR (c)	5	27
Santander Consumer USA Holdings Inc. (c)	47	1,136
Sberbank of Russia	957	2,290
Simon Property Group Inc.	22	3,585
Societe Generale	96	5,916
Sony Financial Holdings Inc.	152	2,484
St. Joe Co. (c) (e)	266	5,111
Sumitomo Mitsui Financial Group Inc.	174	7,475
Sun Hung Kai Properties Ltd.	619	7,601
Svenska Handelsbanken AB - Class A (e)	94	4,716
Swiss Life Holding AG	1	304
TF Administradora Industrial S de RL de CV	866	1,744
Tokio Marine Holdings Inc.	322	9,645
Torchmark Corp.	7	522
Travelers Cos. Inc.	52	4,409
U.S. Bancorp	115	4,918
UBS AG	337	6,964
UniCredit SpA (c)	571	5,218
Unum Group	16	558
Wells Fargo & Co.	439	21,823
Wharf Holdings Ltd.	475	3,046
XL Group Plc	171	5,353
		333,574
HEALTH CARE - 9.3%
AbbVie Inc.	242	12,441
Aetna Inc.	93	6,973
Agilent Technologies Inc.	100	5,579
Al Noor Hospitals Group Plc	145	2,587
Alexion Pharmaceuticals Inc. (c)	14	2,162
Allergan Inc.	47	5,790
AmerisourceBergen Corp.	7	477
Amgen Inc.	35	4,271
Astellas Pharma Inc.	166	1,971
AstraZeneca Plc	80	5,160
Bangkok Dusit Medical Services PCL	678	2,784
Baxter International Inc.	64	4,705
Becton Dickinson & Co.	4	485
Biogen Idec Inc. (c)	25	7,550
Bristol-Myers Squibb Co.	114	5,925
Bumrungrad Hospital PCL	353	1,052
Cardinal Health Inc.	59	4,162

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Castlight Health Inc. - Class B (c) (e)	33	701
Catamaran Corp. (c)	61	2,709
Celgene Corp. (c)	27	3,822
Cubist Pharmaceuticals Inc. (c)	31	2,256
Envision Healthcare Holdings Inc. (c)	87	2,947
Express Scripts Holding Co. (c)	119	8,919
Fresenius SE	30	4,666
Getinge AB - Class B	65	1,844
Gilead Sciences Inc. (c)	76	5,351
HCA Holdings Inc. (c)	131	6,898
HealthSouth Corp.	58	2,073
Humana Inc.	63	7,089
IHH Healthcare Bhd (c)	2,974	3,507
Life Healthcare Group Holdings Ltd.	425	1,552
McKesson Corp.	60	10,660
Medtronic Inc.	69	4,269
Mesoblast Ltd. (c) (e)	250	1,273
Mettler-Toledo International Inc. (c)	9	2,003
Mindray Medical International Ltd. - ADR (e)	54	1,758
NMC Health Plc	243	2,044
Novartis AG	89	7,592
Omnicare Inc.	9	531
Otsuka Holdings Co. Ltd.	54	1,612
PerkinElmer Inc.	57	2,548
Perrigo Co. Plc	19	2,921
Pfizer Inc.	757	24,306
Raffles Medical Group Ltd.	414	1,057
Roche Holding AG	73	21,893
Sanofi SA	136	14,239
Sanofi SA - ADR	37	1,948
Ship Healthcare Holdings Inc.	36	1,391
Shire Plc	126	6,234
Siloam International Hospitals Tbk PT (c)	1,240	1,124
Sino Biopharmaceutical	1,160	990
Sinopharm Group Co. Ltd. - Class H	593	1,631
Stryker Corp.	6	497
Tenet Healthcare Corp. (c)	51	2,204
Thermo Fisher Scientific Inc.	62	7,432
UnitedHealth Group Inc.	145	11,884
Universal Health Services Inc. - Class B	78	6,441
Veeva Systems Inc. - Class A (c) (e)	220	5,865
Vertex Pharmaceuticals Inc. (c)	28	2,015
Waters Corp. (c)	31	3,354
WellCare Health Plans Inc. (c)	26	1,683
WellPoint Inc.	6	573
		282,380
INDUSTRIALS - 10.2%
3M Co.	42	5,762
Andritz AG	17	1,069
Asciano Group	457	2,209
Avery Dennison Corp.	33	1,691
Beijing Enterprises Holdings Ltd.	693	6,215
Canadian National Railway Co.	111	6,217
Cie de Saint-Gobain	112	6,792
CNH Industrial NV (c)	821	9,453
Colfax Corp. (c)	57	4,069
Cummins Inc.	25	3,652
Cummins India Ltd.	308	3,081
Daikin Industries Ltd.	47	2,653
Danaher Corp.	37	2,746
Dover Corp.	5	434
East Japan Railway Co.	97	7,145
Eaton Corp. Plc	87	6,554
Ei Towers SpA	11	636
European Aeronautic Defence & Space Co. NV	200	14,289
Fanuc Ltd.	10	1,839
Fastenal Co. (e)	116	5,713
FedEx Corp.	29	3,848
General Dynamics Corp.	6	628
General Electric Co.	830	21,496
Haitian International Holdings Ltd.	595	1,194
Hino Motors Ltd.	70	1,037
IHI Corp.	344	1,447
Japan Airlines Co. Ltd.	76	3,726
JB Hunt Transport Services Inc.	40	2,844
JGC Corp.	156	5,419
Keppel Corp. Ltd.	183	1,588
Kubota Corp.	157	2,085
L-3 Communications Holdings Inc.	5	638
Metso Oyj (e)	21	687
Mitsubishi Corp.	318	5,895
Mitsubishi Electric Corp.	269	3,028
Mitsubishi Heavy Industries Ltd.	276	1,597
Mitsui & Co. Ltd. (e)	898	12,691
Northrop Grumman Systems Corp.	6	742
Novorossiysk Commercial Sea Port PJSC - GDR	85	398
Okumura Corp.	311	1,385
PACCAR Inc.	47	3,141
Parker Hannifin Corp.	4	512
Precision Castparts Corp.	30	7,694
Qualicorp SA (c)	172	1,727
Raytheon Co.	7	740
Rexel SA	19	491
Rockwell Automation Inc.	70	8,766
Safran SA	337	23,334
Samsung Heavy Industries Co. Ltd.	44	1,338
Schneider Electric SA	84	7,430
Schneider Electric SA	8	712
Siemens AG	168	22,606
SMC Corp.	4	976
Stanley Black & Decker Inc.	58	4,741
Sumitomo Corp.	260	3,300
Sumitomo Electric Industries Ltd.	172	2,562
Toda Corp.	399	1,308
Ubisoft Entertainment SA (c)	155	2,767
Union Pacific Corp.	61	11,525
United Continental Holdings Inc. (c)	280	12,495
United Parcel Service Inc. - Class B	108	10,511
United Technologies Corp.	127	14,811
Valmont Industries Inc. (e)	3	458
West Japan Railway Co.	53	2,163
Yuanda China Holdings Ltd.	3,964	348
		311,048
INFORMATION TECHNOLOGY - 7.5%
Accenture Plc - Class A	6	464
Adobe Systems Inc. (c)	9	607
Alliance Data Systems Corp. (c)	4	980
Amdocs Ltd.	12	577
Apple Inc.	1	350
Atos Origin SA	86	7,736
Avnet Inc.	12	580
CA Inc.	8	241
Check Point Software Technologies Ltd. (c)	8	563
Cielo SA	110	3,474
Cisco Systems Inc.	465	10,414
Citrix Systems Inc. (c)	90	5,168
Computer Sciences Corp.	12	701
eBay Inc. (c)	106	5,877
Electronic Arts Inc. (c)	227	6,587
EMC Corp.	261	7,163
Fidelity National Information Services Inc.	12	650
Google Inc. - Class A (c)	24	26,495
Harris Corp.	8	556

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Hitachi Ltd.	820	6,067
Hoya Corp.	167	5,224
Intuit Inc.	7	548
Keyence Corp.	2	659
KLA-Tencor Corp.	2	140
Knowles Corp. (c)	3	84
Kyocera Corp.	41	1,861
MasterCard Inc. - Class A	229	17,082
Microsoft Corp.	27	1,120
Motorola Solutions Inc.	8	497
Murata Manufacturing Co. Ltd.	41	3,838
NEC Corp. (e)	744	2,285
Nintendo Co. Ltd.	22	2,594
Omron Corp.	15	637
Oracle Corp.	471	19,287
QUALCOMM Inc.	100	7,882
Red Hat Inc. (c)	51	2,705
Rohm Co. Ltd.	64	2,849
Samsung Electronics Co. Ltd.	10	12,824
Sina Corp. (c)	114	6,880
Symantec Corp.	17	335
TE Connectivity Ltd.	11	675
TIBCO Software Inc. (c)	197	4,008
Twitter Inc. (c) (e)	210	9,784
Twitter Inc. Private Placement (c) (f) (q)	200	8,856
Visa Inc. - Class A	109	23,436
VMware Inc. - Class A (c)	46	4,977
Western Digital Corp.	10	898
		227,215
MATERIALS - 6.3%
Agrium Inc. (e)	44	4,243
Akzo Nobel NV	62	5,090
Antofagasta Plc	702	9,792
Arkema SA	51	5,715
Asahi Kasei Corp.	319	2,164
BHP Billiton Ltd.	16	535
BHP Billiton Plc	401	12,393
Boliden AB	188	2,856
CF Industries Holdings Inc.	2	568
Cheil Industries Inc.	14	946
Crown Holdings Inc. (c)	66	2,971
Eastman Chemical Co.	7	607
Eldorado Gold Corp.	444	2,468
First Quantum Minerals Ltd.	619	11,448
FMC Corp.	72	5,509
Fortescue Metals Group Ltd. (e)	1,269	6,215
Freeport-McMoRan Copper & Gold Inc.	616	20,375
Goldcorp Inc.	338	8,285
HeidelbergCement AG	20	1,748
Hitachi Chemical Co. Ltd.	145	1,975
International Paper Co.	12	573
Jiangxi Copper Co. Ltd. - Class H (e)	1,575	2,654
JSR Corp.	177	3,282
Koninklijke Philips NV	57	3,911
Kuraray Co. Ltd. (e)	278	3,184
Linde AG	20	3,933
Nitto Denko Corp.	75	3,597
Platinum Group Metals Ltd. (c)	1,292	1,297
Polyus Gold International Ltd.	153	520
PPG Industries Inc.	4	804
Rio Tinto Plc	358	19,979
Sealed Air Corp.	81	2,677
Shin-Etsu Chemical Co. Ltd.	105	5,963
Sigma-Aldrich Corp.	6	556
Silver Wheaton Corp.	109	2,472
Southern Copper Corp.	272	7,920
Syngenta AG	31	11,714
Teck Resources Ltd. - Class B	346	7,508
Ube Industries Ltd.	698	1,285
		189,732
TELECOMMUNICATION SERVICES - 2.0%
America Movil SAB de CV - ADR - Class L	69	1,371
Axiata Group Bhd	1,605	3,281
BT Group Plc	737	4,687
Crown Castle International Corp.	44	3,268
Deutsche Telekom AG	325	5,281
Far EasTone Telecommunications Co. Ltd.	562	1,190
KDDI Corp.	120	6,991
Koninklijke KPN NV (c)	608	2,146
Nippon Telegraph & Telephone Corp.	39	2,136
Oi SA - ADR (e)	608	809
Singapore Telecommunications Ltd.	1,350	3,925
Swisscom AG	3	1,848
Taiwan Mobile Co. Ltd.	437	1,372
TDC A/S	184	1,702
Telecom Italia SpA (c)	1,339	1,583
Telekom Malaysia Bhd	919	1,658
Verizon Communications Inc.	282	13,417
Vodafone Group Plc	556	2,043
Vodafone Group Plc - ADR	80	2,928
		61,636
UTILITIES - 1.6%
AES Corp.	301	4,301
American Electric Power Co. Inc.	75	3,822
American Water Works Co. Inc.	58	2,613
Calpine Corp. (c)	157	3,279
CenterPoint Energy Inc.	95	2,243
Chubu Electric Power Co. Inc. (c)	79	934
Dominion Resources Inc.	88	6,277
DTE Energy Co.	8	620
Enel SpA	131	740
GDF Suez	68	1,858
National Grid Plc	356	4,894
NextEra Energy Inc.	70	6,680
PPL Corp.	68	2,262
RWE AG	8	310
Sempra Energy	40	3,857
Tokyo Gas Co. Ltd.	1,033	5,238
		49,928
Total Common Stocks (cost $1,704,120)		1,924,351
TRUST PREFERREDS - 0.3%
FINANCIALS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	108	2,996
GMAC Capital Trust I, 8.13%, (callable at 25 beginning 02/15/16)	130	3,539
RBS Capital Funding Trust VII, 6.08%, (callable at 25 beginning 05/09/14), Series G (m)	57	1,267
Total Trust Preferreds (cost $7,240)		7,802
PREFERRED STOCKS - 2.1%
CONSUMER DISCRETIONARY - 0.4%
Grupo Televisa SAB	256	1,705
Volkswagen AG	37	9,713
		11,418
CONSUMER STAPLES - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	58	2,522

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
FINANCIALS - 0.5%
Continental Airlines Finance Trust II, 6.00% (v)	3	165
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (e) (m)	190	1,994
Forestar Group Inc., 6.00%	63	1,536
Health Care REIT Inc., 6.50%, (callable at 100 beginning 04/20/18) (m) (v)	45	2,497
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	60	1,625
Royal Bank of Scotland Group Plc - ADR, 6.40%, (callable at 25 beginning 05/09/14), Series M (m)	43	971
Royal Bank of Scotland Group Plc - ADR, 6.75%, (callable at 25 beginning 05/09/14), Series Q (m)	25	590
Royal Bank of Scotland Group Plc - ADR, 7.25%, (callable at 25 beginning 05/09/14), Series T (m)	62	1,538
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17), Series G (m)	33	911
U.S. Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (m)	59	1,682
Wells Fargo & Co., 7.50% (m) (v)	1	1,338
		14,847
INDUSTRIALS - 0.1%
Stanley Black & Decker Inc., 6.25% (e)	9	961
United Technologies Corp., 7.50% (e)	22	1,438
		2,399
INFORMATION TECHNOLOGY - 0.8%
Dropbox Inc. (f) (q)	408	7,795
Mobileye NV (f) (q)	55	1,930
Palantir Technologies Inc. (f) (q)	512	3,142
Samsung Electronics Co. Ltd.	6	6,106
Uber Technologies Inc. (f) (q)	4,702	4,702
		23,675
MATERIALS - 0.0%
Cliffs Natural Resources Inc., 7.00%, Class A (e)	61	1,259

TELECOMMUNICATION SERVICES - 0.1%
Crown Castle International Corp., 4.50% (v)	25	2,551
Telecom Italia SpA	162	152
		2,703
UTILITIES - 0.1%
NextEra Energy Inc., 5.60%	39	2,474
PPL Corp., 8.75%	31	1,707
		4,181
Total Preferred Stocks (cost $58,400)		63,004
RIGHTS - 0.0%
Banco Bilbao Vizcaya Argentaria SA (c), EUR	335	78
Total Rights (cost $79)		78
WARRANTS - 0.0%
TFS Corp. Ltd. (c) (f) (q)	370	267
TFS Corp. Ltd. (c) (f)	105	76
Total Warrants (cost $0)		343
PURCHASED OPTIONS - 0.8%
ACE Ltd. Call Option, Strike Price 95, Expiration 01/16/15, GSI	137,081	1,051
Anadarko Petroleum Corp. Call Option, Strike Price 85, Expiration 07/18/14, CIT	19,766	96
Anadarko Petroleum Corp. Call Option, Strike Price 85, Expiration 07/18/14, DUB	143,749	702
Anadarko Petroleum Corp. Call Option, Strike Price 85, Expiration 07/19/14, CSI	83,388	407
Bank of America Corp. Call Option, Strike Price 17, Expiration 01/17/15	1,000	158
Bank of America Corp. Call Option, Strike Price 17, Expiration 01/17/15, CIT	680,863	1,076
Call Swaption, 3-Month LIBOR versus 1.65% fixed, Expiration 06/04/14, DUB	34,961,100	44
Call Swaption, 3-Month LIBOR versus 2.75% fixed, Expiration 11/28/14, GSI	154,667,344	1,165
Call Swaption, 3-Month LIBOR versus 2.80% fixed, Expiration 06/16/14, GSI	69,640,002	398
Call Swaption, 3-Month LIBOR versus 2.80% fixed, Expiration 09/15/14, GSI	98,144,000	780
Canadian Natural Resources Ltd. Call Option, Strike Price 34, Expiration 09/20/14	893	411
Cimarex Energy Co. Call Option, Strike Price 120, Expiration 06/20/14, CIT	61,500	437
Cimarex Energy Co. Call Option, Strike Price 120, Expiration 06/20/14, GSI	37,978	270
Citigroup Inc. Call Option, Strike Price 60, Expiration 01/17/15, BOA	190,642	112
Coach Inc. Call Option, Strike Price 60, Expiration 02/20/15, BOA	56,733	71
Coca-Cola Co. Call Option, Strike Price 45, Expiration 01/16/15, DUB	553,108	127
Diamondback Energy Inc. Call Option, Strike Price 70, Expiration 06/20/14, GSI	48,550	194
DISH Network Corp. Put Option, Strike Price 60, Expiration 06/21/14	127	38
EQT Corp. Call Option, Strike Price 100, Expiration 09/19/14, CIT	58,000	336
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,293.01, Expiration 12/16/16, GSI	5,099	1,297
Humana Inc. Call Option, Strike Price 115, Expiration 01/16/15, DUB	14,048	139
Humana Inc. Call Option, Strike Price 130, Expiration 01/16/15, GSI	55,301	279
Johnson & Johnson Call Option, Strike Price 105, Expiration 02/20/15, DUB	282,700	642
JPMorgan Chase & Co. Call Option, Strike Price 65, Expiration 01/16/15, GSI	249,540	534
JPMorgan Chase & Co. Call Option, Strike Price 65, Expiration 01/17/15, BOA	340,431	729
Marathon Oil Corp. Call Option, Strike Price 32, Expiration 07/18/14, GSI	115,804	452
Merck & Co. Inc. Call Option, Strike Price 55, Expiration 01/16/15, DUB	553,108	2,395
Merck & Co. Inc. Call Option, Strike Price 55, Expiration 01/17/15	650	281
MetLife Inc. Call Option, Strike Price 50, Expiration 01/16/15, GSI	256,245	1,435
MetLife Inc.Call Option, Strike Price 50, Expiration 01/17/15	226	127
MSCI Emerging Markets Index Put Option, Strike Price 909.15, Expiration 06/20/14, JPM	10,274	20
MSCI Emerging Markets Index Put Option, Strike Price 928.12, Expiration 06/20/14, BOA	7,581	31
Nikkei 225 Index Put Option, Strike Price JPY 14,330.81, Expiration 06/13/14, JPM	41,899	171

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Nikkei 225 Index Put Option, Strike Price JPY 14,636.48, Expiration 06/13/14, BNP	57,419	307
Occidental Petroleum Corp. Put Option, Strike Price 95, Expiration 04/17/14, GSI	59,692	69
Oracle Corp. Call Option, Strike Price 42, Expiration 01/16/15, DUB	276,554	755
PetSmart Inc. Call Option, Strike Price 67.50, Expiration 04/19/14	74	16
Prudential Financial Inc. Call Option, Strike Price 82.50, Expiration 01/17/15	148	118
Prudential Financial Inc. Call Option, Strike Price 87.50, Expiration 01/16/15, CIT	195,722	1,076
Put Swaption, 6 month Japanese Yen LIBOR versus 1.07% fixed, Expiration 04/04/18, DUB	489,328,000	83
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.35% fixed, Expiration 01/25/16, GSI	1,283,894,000	180
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.35% fixed, Expiration 01/25/16, GSI	609,700,000	85
QEP Resources, Inc. Call Option, Strike Price 35, Expiration 04/17/14, GSI	138,900	5
Russell 2000 Index Put Option, Strike Price 1,126.10, Expiration 06/20/14, MSC	13,855	360
Russell 2000 Index Put Option, Strike Price 1,130.77, Expiration 05/16/14, BOA	13,830	237
S&P 500 Index Put Option, Strike Price 1,781.53, Expiration 04/01/14, GSI	8,232	—
S&P 500 Index Put Option, Strike Price 1,790, Expiration 04/17/14, BNP	8,328	31
S&P 500 Index Put Option, Strike Price 1,798.35, Expiration 04/17/14, MSC	11,649	50
S&P 500 Index Put Option, Strike Price 1,809.41, Expiration 05/16/14, BOA	8,254	138
S&P 500 Index Put Option, Strike Price 1,815, Expiration 04/01/14, MSC	7,802	—
S&P 500 Index Put Option, Strike Price 1,820, Expiration 06/20/14, BNP	6,559	204
S&P 500 Index Put Option, Strike Price 1,820.54, Expiration 04/17/14, CSI	13,036	87
Siemens AG Call Option, Strike Price 150, Expiration 01/16/15, DUB	69,138	249
SPDR Gold Shares Trust Call Option, Strike Price 130, Expiration 12/20/14	1,311	603
SPDR Gold Shares Trust Call Option, Strike Price 130.56, Expiration 12/31/14, JPM	45,101	206
SPDR Gold Shares Trust Call Option, Strike Price 133.44, Expiration 03/20/15, JPM	40,336	192
Stoxx Europe 600 Index Call Option, Strike Price EUR 347.97, Expiration 12/16/16, CSI	16,133	175
Stoxx Europe 600 Index Call Option, Strike Price EUR 348.12, Expiration 09/16/16, JPM	19,332	193
Stoxx Europe 600 Index Call Option, Strike Price EUR 355.61, Expiration 03/18/17, CSI	18,174	166
Takeda Pharmaceutical Co. Call Option, Strike Price JPY 4,906.34, Expiration 10/09/14, GSI	30,993	82
Takeda Pharmaceutical Co. Call Option, Strike Price JPY 5,108.80, Expiration 01/29/15, MSI	33,700	91
Time Warner Cable Inc. Put Option, Strike Price 135, Expiration 07/19/14	42	19
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,178.21, Expiration 12/12/14, CIT	764,236	705
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,219.54, Expiration 05/09/14, JPM	751,448	200
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,244.54, Expiration 04/11/14, UBS	855,185	41
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,246.74, Expiration 09/12/14, CIT	668,644	340
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,257.27, Expiration 06/13/14, BOA	633,076	163
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,291.10, Expiration 07/11/14, GSI	984,969	231
Tokyo Stock Exchange Price Index Put Option, Strike Price JPY 1,086.72, Expiration 05/09/14, JPM	751,448	22
Total Purchased Options (cost $27,416)		23,884
INVESTMENT COMPANIES - 1.1%
ETFS Gold Trust (c)	16	1,973
ETFS Physical Palladium Trust (c)	20	1,493
ETFS Platinum Trust (c)	17	2,305
iShares Gold Trust Fund (a) (c)	551	6,858
Market Vectors Gold Miners ETF (c)	187	4,417
SPDR Gold Trust (c)	142	17,604
Total Investment Companies (cost $41,205)		34,650
CORPORATE BONDS AND NOTES - 7.6%
CONSUMER DISCRETIONARY - 0.9%
Autobahn Tank & Rast GmbH 1st Lien Term Loan A, 3.79%, 12/04/18 (i), EUR	$1,304	1,798
Autobahn Tank & Rast GmbH 1st Lien Term Loan B, 4.04%, 12/04/19 (i), EUR	526	731
Cablevision Systems Corp., 5.88%, 09/15/22	1,003	1,023
Delta Debtco Ltd. Term Loan, 9.25%, 10/30/19 (q) (i)	2,717	2,829
Delta Topco Ltd., 10.00%, 11/24/16 (f) (q) (y)	1,807	1,807
Hilton Worldwide Inc. Term Loan B, 3.75%, 09/23/20 (i)	7,127	7,135
Nara Cable Funding Ltd.
8.88%, 12/01/18 (r)	248	270
8.88%, 12/01/18 (r)	854	924
8.88%, 12/01/18 (r), EUR	1,389	2,086
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	1,000	1,010
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (r)	500	510
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20 (i)	1,980	1,982
Volkswagen International Finance NV, 5.50%, 11/09/15 (r) (v), EUR	3,400	5,491
		27,596
CONSUMER STAPLES - 0.2%
Anheuser-Busch InBev Worldwide Inc., 1.38%, 07/15/17	1,129	1,131
BAT International Finance Plc, 2.13%, 06/07/17 (r)	1,475	1,502
Celestial Nutrifoods Ltd., 0.00%, 06/12/11 (c) (d) (f) (q) (v), SGD	400	3
China Milk Products Group Ltd., 0.00%, 01/05/12 (c) (d) (f) (q) (v)	100	10
Olam International Ltd., 6.00%, 10/15/16 (q) (v)	2,400	2,580
REI Agro Ltd.
5.50%, 11/13/14 (q) (v)	185	103
5.50%, 11/13/14 (q) (v)	628	351
		5,680

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
ENERGY - 0.7%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (e) (r)	801	489
Cobalt International Energy Inc., 2.63%, 12/01/19 (e) (v)	3,692	3,477
Consol Energy Inc., 8.00%, 04/01/17	2,315	2,416
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21 (i)	1,600	1,628
Essar Energy Investment Ltd., 4.25%, 02/01/16 (r)	1,500	1,275
Fieldwood Energy LLC 2nd Lien Term Loan, 8.12%, 09/24/20 (i)	1,760	1,831
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	998	1,035
Petrobras Global Finance BV
2.00%, 05/20/16	1,002	993
2.38%, 01/15/19 (e) (i)	4,549	4,441
Reliance Holdings USA Inc.
4.50%, 10/19/20 (r)	1,025	1,038
5.40%, 02/14/22 (r)	500	524
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23	1,091	1,086
YPF SA, 8.88%, 12/19/18 (e) (r)	2,564	2,676
		22,909
FINANCIALS - 3.1%
Ally Financial Inc.
3.50%, 07/18/16	1,103	1,136
2.75%, 01/30/17	2,355	2,379
3.50%, 01/27/19	612	612
American Tower Corp., 3.40%, 02/15/19	719	737
Banco Del Estado De Chile, 2.03%, 04/02/15	1,350	1,369
Banco Santander Chile, 2.11%, 06/07/18 (i) (r)	2,100	2,103
Bank of America Corp.
2.00%, 01/11/18	2,239	2,235
1.30%, 03/22/18 (i)	1,216	1,229
2.60%, 01/15/19	1,633	1,640
BNP Paribas SA, 2.40%, 12/12/18	4,724	4,725
Capital One Bank USA NA, 2.15%, 11/21/18	1,620	1,608
CapitaLand Ltd.
2.10%, 11/15/16 (q) (v), SGD	3,250	2,584
2.95%, 06/20/22 (e) (q) (v), SGD	6,000	4,742
1.95%, 10/17/23 (e) (r) (v), SGD	2,500	1,953
CIT Group Inc., 4.75%, 02/15/15 (e) (r)	1,779	1,828
Citigroup Inc., 5.95%, (callable at 100 beginning 01/30/23) (i) (m)	1,155	1,129
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	873	867
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (q) (v)	1,741	1,889
Dana Gas Sukuk Ltd.
7.00%, 10/31/17 (r) (v)	5,127	5,511
9.00%, 10/31/17 (e) (r)	3,892	3,882
9.00%, 10/31/17 (q)	400	404
Deutsche Bank Capital Funding Trust VII, 5.63%, (callable at 100 beginning 01/19/16) (e) (i) (m) (r)	698	724
Export-Import Bank of Korea, 2.88%, 09/17/18 (e)	1,297	1,331
Ford Motor Credit Co. LLC
1.49%, 05/09/16 (i)	207	210
3.00%, 06/12/17	730	758
2.38%, 01/16/18	1,613	1,627
5.00%, 05/15/18	1,714	1,892
Forest City Enterprises Inc., 4.25%, 08/15/18 (e) (v)	1,630	1,821
General Electric Capital Corp. - Series B
6.25% (callable at 100 beginning 12/15/22) (i) (m)	2,300	2,461
5.55%, 05/04/20	1,125	1,297
6.38%, 11/15/67 (i)	462	508
GNL Quintero SA Term Loan, 1.25%, 06/20/23 (q) (i)	1,026	976
HSBC USA Inc., 1.63%, 01/16/18	1,625	1,612
Hyundai Capital America, 2.13%, 10/02/17 (r)	966	973
Intesa Sanpaolo SpA
3.13%, 01/15/16	886	907
3.88%, 01/16/18	941	974
3.88%, 01/15/19	1,487	1,513
JPMorgan Chase & Co.
6.13%, 06/27/17	1,138	1,290
5.15%, (callable at 100 beginning 05/01/23) (i) (m)	3,041	2,851
Lloyds Bank Plc
13.00% (callable at 100 beginning 01/22/29) (m), GBP	2,575	7,115
2.30%, 11/27/18 (e)	554	554
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,542	1,819
Morgan Stanley, 7.30%, 05/13/19	901	1,093
Nordea Bank AB, 3.13%, 03/20/17 (r)	1,352	1,420
Numericable Finance & Co. SCA, 12.38%, 02/15/19 (r), EUR	65	110
Sheridan Production Partners II LP Term Loan, 4.25%, 12/02/20 (i) (q)	2,880	2,896
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/02/20 (i) (q)	401	403
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/02/20 (i) (q)	149	150
Sumitomo Mitsui Banking Corp., 2.45%, 01/10/19	1,955	1,974
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (q)	1,100	1,137
Trust F/1401, 5.25%, 12/15/24 (e) (r)	2,434	2,428
UBS AG, 5.88%, 12/20/17	724	830
USB Capital IX, 3.50%, (callable at 100 beginning 05/12/14) (i) (m)	2,259	1,886
Wharf Finance Ltd., 2.30%, 06/07/14 (v), HKD	12,000	1,547
Zeus Cayman II, 0.00%, 08/18/16 (q) (v), JPY	50,000	763
		94,412
HEALTH CARE - 0.9%
Bio City Development Co. BV, 8.00%, 07/06/18 (d) (f) (q) (v)	600	432
BioMarin Pharmaceutical Inc.
0.75%, 10/15/18 (e) (v)	630	690
1.50%, 10/15/20 (e) (v)	585	649
Brookdale Senior Living Inc., 2.75%, 06/15/18 (e) (v)	365	497
Capsugel FinanceCo SCA, 9.88%, 08/01/19 (r), EUR	150	227
Cubist Pharmaceuticals Inc., 2.50%, 11/01/17 (v)	981	2,507
DaVita Inc., 6.38%, 11/01/18	464	488
Gilead Sciences Inc., 1.63%, 05/01/16 (v)	2,781	8,651
Grifols Worldwide Operations USA Inc. Term Loan, 3.15%, 03/03/21 (i)	3,049	3,046
Mallinckrodt International Finance S.A. Term Loan B, 3.50%, 02/24/21 (i)	833	833
Mylan Inc.
3.75%, 09/15/15 (v)	1,947	7,156
2.55%, 03/28/19	1,803	1,784
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	15	16
		26,976

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
INDUSTRIALS - 0.3%
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	1,509	1,585
Inversiones Alsacia SA, 8.00%, 08/18/18 (q)	1,766	1,351
Odebrecht Finance Ltd., 5.13%, 06/26/22 (e) (r)	654	652
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (r)	2,174	2,256
Sina Corp., 1.00%, 12/01/18 (r) (v)	962	915
Suzlon Energy Ltd.
0.00%, 10/11/12 (c) (d) (j) (q) (v)	483	298
0.00%, 07/25/14 (j) (q) (v)	933	541
Viterra Inc., 5.95%, 08/01/20 (r)	688	757
		8,355
INFORMATION TECHNOLOGY - 0.4%
Apple Inc., 1.00%, 05/03/18	3,665	3,554
Salesforce.com Inc., 0.25%, 04/01/18 (e) (r) (v)	3,162	3,583
SunGard Data Systems Inc., 7.38%, 11/15/18 (e)	551	584
Take-Two Interactive Software Inc., 1.75%, 12/01/16 (e) (v)	1,607	2,110
Xerox Corp., 6.35%, 05/15/18	971	1,122
		10,953
MATERIALS - 0.3%
Building Materials Corp. of America, 6.88%, 08/15/18 (r)	597	627
Constellium Holdco BV Term Loan B
6.00%, 02/25/20 (i)	512	522
6.50%, 02/25/20 (q) (i), EUR	512	719
Crown Cork & Seal Co. Inc., 7.50%, 12/15/96	68	63
Essar Steel Algoma Inc. Term Loan, 9.25%, 09/18/14 (i)	564	564
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (r)	1,041	1,096
8.25%, 11/01/19 (e) (r)	538	592
6.88%, 04/01/22 (e) (r)	799	861
International Paper Co., 7.95%, 06/15/18 (l)	1,227	1,501
Texas Industries Inc., 9.25%, 08/15/20 (e)	940	1,086
TFS Corp. Ltd., 11.00%, 07/15/18 (e) (q)	1,284	1,316
		8,947
TELECOMMUNICATION SERVICES - 0.8%
AT&T Inc., 2.38%, 11/27/18 (e)	4,022	4,043
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (e) (r)	982	963
Cricket Communications Inc., 7.75%, 10/15/20	1,498	1,712
Hughes Satellite Systems Corp., 7.63%, 06/15/21	449	506
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,750	1,921
Telecom Italia Finance SA
6.13%, 11/15/16 (r), EUR	2,000	3,240
6.13%, 11/15/16 (q) (v), EUR	100	162
Verizon Communications Inc., 1.98%, 09/14/18 (i)	12,645	13,280
		25,827
UTILITIES - 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (r)	20	13
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15 (q) (i)	116	117
		130
Total Corporate Bonds and Notes (cost $217,825)		231,785
GOVERNMENT AND AGENCY OBLIGATIONS - 11.3%
GOVERNMENT SECURITIES - 11.3%
Sovereign - 6.0%
Australia Government Bond, 5.50%, 04/21/23, AUD	15,884	16,404
Brazil Government International Bond, 4.88%, 01/22/21	3,329	3,539
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21 - 01/01/23, BRL	106,356	42,328
Canada Government Bond
4.00%, 06/01/16, CAD	2,836	2,725
1.50%, 03/01/17, CAD	4,603	4,196
3.50%, 06/01/20, CAD	3,368	3,333
Federal Republic of Germany, 4.25%, 07/04/17, EUR	17,733	27,579
Malaysia Government Bond, 5.09%, 04/30/14, MYR	13,823	4,240
Mexico Bonos, 10.00%, 12/05/24, MXN	165,805	16,436
Poland Government Bond, 5.25%, 10/25/20, PLN	18,862	6,710
Queensland Treasury Corp., 6.00%, 09/14/17 - 06/14/21, AUD	17,769	18,075
Turkey Government International Bond, 6.75%, 04/03/18	3,788	4,174
United Kingdom Treasury Bond, 1.25%, 07/22/18, GBP	20,693	33,861
		183,600
Treasury Inflation Index Securities - 0.0%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/24 (s), BRL	713	737
U.S. Treasury Securities - 5.3%
U.S. Treasury Note
0.25%, 01/15/15 (o)	11,989	12,002
0.25%, 03/31/15	15,149	15,166
2.25%, 03/31/16	21,084	21,848
0.63%, 09/30/17	12,551	12,320
1.38%, 07/31/18 - 09/30/18	15,427	15,319
1.25%, 10/31/18 - 11/30/18	53,279	52,419
2.00%, 11/15/21	3,899	3,783
1.75%, 05/15/22	4,655	4,392
2.75%, 02/15/24	22,708	22,761
		160,010
Total Government and Agency Obligations (cost $346,407)		344,347
SHORT TERM INVESTMENTS - 16.7%
Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	102,523	102,523
Treasury Securities - 13.3%
Japan Treasury Bill
0.00%, 04/07/14, JPY	1,200,000	11,626
0.00%, 05/12/14, JPY	960,000	9,301
Mexico Cetes
0.26%, 04/03/14, MXN	4,204	3,219
0.27%, 04/30/14, MXN	5,996	4,580
0.26%, 05/08/14, MXN	1,582	1,207
0.27%, 05/15/14, MXN	2,387	1,821
0.26%, 05/29/14, MXN	9,450	7,199
0.42%, 06/26/14, MXN	9,139	6,944
0.27%, 07/10/14, MXN	4,288	3,254
0.26%, 07/24/14, MXN	3,093	2,344
0.27%, 08/07/14, MXN	4,666	3,531
0.26%, 09/04/14, MXN	4,807	3,627
U.S. Treasury Bill
0.05%, 04/10/14	$5,000	5,000

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
0.03%, 04/24/14	42,700	42,699
0.06%, 05/01/14	2,300	2,300
0.04%, 05/08/14	22,500	22,499
0.10%, 05/15/14	24,100	24,098
0.05%, 05/29/14	9,000	8,999
0.05%, 06/05/14	2,800	2,800
0.05%, 06/19/14	57,600	57,597
0.04%, 06/26/14	26,200	26,198
0.04%, 07/03/14	12,700	12,699
0.04%, 07/10/14	12,400	12,399
0.05%, 07/17/14	35,800	35,795
0.05%, 07/24/14	19,400	19,397
0.06%, 08/07/14	22,200	22,196
0.07%, 08/14/14	4,800	4,799
0.07%, 08/21/14	41,000	40,991
0.08%, 09/11/14	5,000	4,999
		404,118
Total Short Term Investments (cost $506,277)		506,641
Total Investments - 103.2% (cost $2,908,969)		3,136,885
Total Securities Sold Short - (0.1%) (proceeds $4,021)		(4,046)
Other Assets and Liabilities, Net - (3.1%)		(94,589)
Total Net Assets - 100.0%		$3,038,250
SECURITIES SOLD SHORT - 0.1%
COMMON STOCKS - 0.1%
ENERGY - 0.1%
Occidental Petroleum Corp.	38	$3,648
MATERIALS - 0.0%
United States Steel Corp.	14	398
Total Securities Sold Short - 0.1% (proceeds $4,021)		$4,046

JNL/BlackRock Large Cap Select Growth Fund

COMMON STOCKS - 95.2%
CONSUMER DISCRETIONARY - 28.0%
Amazon.com Inc. (c)	98	$32,996
Comcast Corp. - Class A	694	34,713
Delphi Automotive Plc	235	15,956
Expedia Inc.	116	8,434
Liberty Global Plc - Class A (c)	614	25,538
Lumber Liquidators Holdings Inc. (c)	58	5,409
Nike Inc. - Class B	298	22,031
Priceline.com Inc. (c)	25	29,916
Starbucks Corp.	338	24,778
Time Warner Inc.	368	24,015
TripAdvisor Inc. (c)	69	6,248
Twenty-First Century Fox Inc. - Class A	594	18,981
Walt Disney Co.	290	23,232
Wynn Resorts Ltd.	108	24,050
		296,297
CONSUMER STAPLES - 2.5%
Estee Lauder Cos. Inc. - Class A	174	11,616
Mondelez International Inc. - Class A	429	14,806
		26,422
ENERGY - 3.5%
Concho Resources Inc. (c)	78	9,554
FMC Technologies Inc. (c)	328	17,177
Laredo Petroleum Holdings Inc. (c) (e)	391	10,101
		36,832
FINANCIALS - 3.3%
Discover Financial Services	168	9,804
IntercontinentalExchange Group Inc.	63	12,485
Moody’s Corp.	166	13,157
		35,446
HEALTH CARE - 13.2%
AbbVie Inc.	497	25,522
Allergan Inc.	91	11,233
Gilead Sciences Inc. (c)	429	30,433
Intuitive Surgical Inc. (c)	25	11,087
Regeneron Pharmaceuticals Inc. (c)	54	16,260
United Therapeutics Corp. (c)	206	19,357
Valeant Pharmaceuticals International Inc. (c)	194	25,583
		139,475
INDUSTRIALS - 14.3%
American Airlines Group Inc. (c)	234	8,556
Eaton Corp. Plc	377	28,322
Emerson Electric Co.	215	14,382
Precision Castparts Corp.	112	28,254
Roper Industries Inc.	75	10,071
SolarCity Corp. (c) (e)	81	5,096
Union Pacific Corp.	144	27,033
United Technologies Corp.	179	20,896
Verisk Analytics Inc. - Class A (c)	137	8,210
		150,820
INFORMATION TECHNOLOGY - 24.3%
Alliance Data Systems Corp. (c)	63	17,136
AOL Inc. (c)	202	8,852
Autodesk Inc. (c)	362	17,789
eBay Inc. (c)	177	9,781
Facebook Inc. - Class A (c)	208	12,548
Google Inc. - Class A (c)	45	50,049
LinkedIn Corp. - Class A (c)	97	17,997
MasterCard Inc. - Class A	187	13,952
Twitter Inc. (c) (e)	136	6,339
Visa Inc. - Class A	194	41,775
VMware Inc. - Class A (c)	164	17,739
Yahoo! Inc. (c)	780	28,008
Yelp Inc. - Class A (c)	195	14,982
		256,947
MATERIALS - 2.6%
Eastman Chemical Co.	140	12,108
Monsanto Co.	135	15,375
		27,483
TELECOMMUNICATION SERVICES - 3.5%
SoftBank Corp.	341	25,769
Vivendi SA	391	10,872
		36,641
Total Common Stocks (cost $899,210)		1,006,363
PREFERRED STOCKS - 0.7%
INFORMATION TECHNOLOGY - 0.7%
Palantir Technologies Inc. (c) (f) (q)	1,246	7,639
Total Preferred Stocks (cost $7,639)		7,639
SHORT TERM INVESTMENTS - 5.9%
Investment Companies - 4.4%
JNL Money Market Fund, 0.01% (a) (h)	45,866	45,866

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	15,980	15,980
Total Short Term Investments (cost $61,846)		61,846
Total Investments - 101.8% (cost $968,695)		1,075,848
Other Assets and Liabilities, Net - (1.8%)		(19,030)
Total Net Assets - 100.0%		$1,056,818

JNL/Brookfield Global Infrastructure Fund

COMMON STOCKS - 95.8%
AUSTRALIA - 3.0%
Origin Energy Ltd.	580	$7,709
Transurban Group	2,394	16,139
		23,848
BRAZIL - 3.4%
CCR SA	2,309	17,594
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	1,078	9,984
		27,578
CANADA - 12.4%
Canadian National Railway Co. (e)	299	16,777
Enbridge Inc.	825	37,449
Inter Pipeline Ltd. (e)	449	11,856
Pembina Pipeline Corp. (e)	309	11,717
TransCanada Corp. (e)	348	15,805
Veresen Inc. (e)	373	5,629
		99,233
CHINA - 3.9%
Beijing Enterprises Holdings Ltd.	1,702	15,265
ENN Energy Holdings Ltd.	1,816	12,670
Zhejiang Expressway Co. Ltd. - Class H (c)	3,533	3,219
		31,154
FRANCE - 3.7%
Eutelsat Communications Group SA	401	13,594
GDF Suez	299	8,179
Vinci SA	107	7,913
		29,686
HONG KONG - 3.0%
COSCO Pacific Ltd.	7,264	9,298
Kunlun Energy Co. Ltd.	8,716	14,604
		23,902
ITALY - 5.5%
Atlantia SpA	829	21,311
Snam Rete Gas SpA	3,926	22,997
		44,308
JAPAN - 2.0%
Tokyo Gas Co. Ltd.	3,166	16,053
MEXICO - 0.4%
Infraestructura Energetica Nova SAB de CV	570	2,953
SPAIN - 4.8%
Ferrovial SA	1,200	26,007
Obrascon Huarte Lain SA	131	5,695
Red Electrica Corp. SA	79	6,426
		38,128
SWITZERLAND - 1.9%
Flughafen Zuerich AG	24	15,569
UNITED KINGDOM - 7.9%
National Grid Plc	2,593	35,630
Pennon Group Plc	665	8,247
Royal Mail Plc (c)	831	7,808
United Utilities Group Plc	897	11,801
		63,486
UNITED STATES OF AMERICA - 43.9%
Access Midstream Partners LP	246	14,136
American Tower Corp.	580	47,456
Atlas Pipeline Partners LP	97	3,099
Crestwood Equity Partners LP (e)	626	8,665
Crown Castle International Corp.	209	15,383
Energy Transfer Equity LP	345	16,114
Enterprise Products Partners LP	306	21,227
EQT Midstream Partners LP	152	10,662
EV Energy Partner LP	220	7,351
Kansas City Southern	251	25,597
MarkWest Energy Partners LP	205	13,393
MPLX LP	88	4,309
NiSource Inc.	382	13,555
Plains All American Pipeline LP	73	4,002
SBA Communications Corp. (c)	199	18,119
SemGroup Corp. - Class A	229	15,067
Sempra Energy	271	26,184
Spectra Energy Corp.	946	34,930
Teekay Corp.	258	14,499
Waste Connections Inc.	350	15,368
Williams Cos. Inc.	575	23,329
		352,445
Total Common Stocks (cost $670,856)		768,343
SHORT TERM INVESTMENTS - 8.8%
Investment Companies - 3.0%
JNL Money Market Fund, 0.01% (a) (h)	24,469	24,469
Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	46,470	46,470
Total Short Term Investments (cost $70,939)		70,939
Total Investments - 104.6% (cost $741,795)		839,282
Other Assets and Liabilities, Net - (4.6%)		(36,987)
Total Net Assets - 100.0%		$802,295

JNL/Capital Guardian Global Balanced Fund

COMMON STOCKS - 66.1%
CONSUMER DISCRETIONARY - 10.6%
Amazon.com Inc. (c)	1	$471
Arcos Dorados Holdings Inc. - Class A (e)	113	1,137
Bayerische Motoren Werke AG	17	2,109
Cie Financiere Richemont SA	14	1,304
Coach Inc.	14	695
Comcast Corp. - Class A	10	515
Daimler AG	53	5,046
Darden Restaurants Inc.	12	624
Delphi Automotive Plc	32	2,158
Denso Corp.	56	2,666
Discovery Communications Inc. - Class A (c)	5	397
DreamWorks Animation SKG Inc. - Class A (c)	14	382

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Electrolux AB (e)	27	592
Exedy Corp.	17	473
Fast Retailing Co. Ltd.	1	434
Gannett Co. Inc.	31	847
Grupo Sanborns SA de CV - Class B-1 (e)	1,129	1,929
Home Depot Inc.	19	1,527
Hyundai Mobis	10	3,045
Inchcape Plc	149	1,607
JUMBO SA (c)	196	3,513
Lennar Corp. - Class A	7	258
Li & Fung Ltd.	660	978
Lululemon Athletica Inc. (c) (e)	11	558
Marks & Spencer Group Plc	148	1,111
Nike Inc. - Class B	5	392
Norwegian Cruise Line Holdings Ltd. (c)	80	2,578
Rinnai Corp.	15	1,293
Ross Stores Inc.	8	544
SES SA - FDR - Class A	72	2,668
Shimano Inc.	12	1,217
Sirius XM Holdings Inc. (c) (e)	851	2,723
Starbucks Corp.	29	2,106
Stella International Holdings Ltd.	92	219
Swatch Group AG	1	59
Swatch Group AG - Class B	1	326
Tiffany & Co.	29	2,516
Wynn Macau Ltd.	141	588
		51,605
CONSUMER STAPLES - 2.9%
Ajinomoto Co. Inc.	24	346
China Mengniu Dairy Co. Ltd.	96	482
Cosmos Pharmaceutical Corp.	6	712
Danone SA	8	574
Glanbia Plc	111	1,705
Hypermarcas SA	38	273
Imperial Tobacco Group Plc	8	342
LG Household & Health Care Ltd.	2	837
Nestle SA	24	1,806
Pernod-Ricard SA	29	3,389
Shoprite Holdings Ltd.	35	521
Unicharm Corp. (e)	13	715
Unilever NV - CVA	40	1,635
Unilever Plc	9	394
Woolworths Ltd.	12	391
Wumart Stores Inc. - Class H	168	164
		14,286
ENERGY - 3.0%
Cameco Corp. (e)	58	1,321
Cenovus Energy Inc.	22	633
Chevron Corp.	10	1,201
Cobalt International Energy Inc. (c)	54	989
Enbridge Inc.	19	845
Ensco Plc - Class A	5	269
Halliburton Co.	12	707
Lukoil OAO - ADR	24	1,330
Noble Energy Inc.	28	1,975
Oil Search Ltd.	126	990
Schlumberger Ltd.	9	902
SeaDrill Ltd.	11	373
Surgutneftegas OAO - ADR	121	878
Tullow Oil Plc	44	552
YPF SA - ADR - Class D	54	1,683
		14,648
FINANCIALS - 13.6%
ACE Ltd.	35	3,467
AFLAC Inc.	7	467
AIA Group Ltd.	1,282	6,095
American Tower Corp.	31	2,571
Aon Plc - Class A	23	1,930
Banco Bradesco SA - ADR	115	1,575
Bangkok Bank PCL - NVDR	124	684
Bank of China Ltd. - Class H	634	282
Barclays Plc	171	666
BB&T Corp.	15	586
BlackRock Inc.	2	566
BNP Paribas	15	1,146
CaixaBank SA	374	2,410
China Pacific Insurance Group Co. Ltd.	611	2,189
China Resources Land Ltd.	342	753
Chuo Mitsui Trust Holdings Inc.	183	828
CME Group Inc. - Class A	20	1,465
DBS Group Holdings Ltd.	32	411
Deutsche Wohnen AG	80	1,713
Fairfax Financial Holdings Ltd.	4	1,780
Goldman Sachs Group Inc.	23	3,834
Grupo BTG Pactual	174	2,209
Grupo Financiero Inbursa SAB de CV	219	565
HSBC Holdings Plc	30	300
HSBC Holdings Plc	23	235
ICICI Bank Ltd.	7	147
Industrial & Commercial Bank of China Ltd. - Class H	1,588	979
IntercontinentalExchange Group Inc.	15	2,888
JPMorgan Chase & Co.	12	741
Lloyds Banking Group Plc (c)	789	986
Marsh & McLennan Cos. Inc.	87	4,279
Partners Group Holding AG	8	2,208
PICC Property & Casualty Co. Ltd. - Class H	2,071	2,843
Ping an Insurance Group Co. of China Ltd. - Class H (e)	113	935
PNC Financial Services Group Inc.	5	452
Sampo Oyj - Class A	67	3,489
Sberbank of Russia - ADR	306	2,975
Sberbank of Russia - GDR (q)	51	487
Standard Chartered Plc	17	363
Sumitomo Mitsui Financial Group Inc.	27	1,153
Svenska Handelsbanken AB - Class A (e)	14	721
Wells Fargo & Co.	14	691
Wharf Holdings Ltd.	120	770
		65,834
HEALTH CARE - 8.6%
AbbVie Inc.	30	1,547
Allergan Inc.	4	434
AmerisourceBergen Corp.	37	2,420
Bayer AG	34	4,600
Bristol-Myers Squibb Co.	110	5,720
Cerner Corp. (c)	20	1,114
Gilead Sciences Inc. (c)	137	9,708
Humana Inc.	5	507
Novo Nordisk A/S	67	3,065
Quest Diagnostics Inc. (e)	42	2,421
Roche Holding AG	14	4,108
Seattle Genetics Inc. (c)	90	4,119
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (e)	500	571
Ship Healthcare Holdings Inc.	25	947
Sino Biopharmaceutical	248	212
		41,493
INDUSTRIALS - 10.7%
Assa Abloy AB - Class B	53	2,822
Beijing Enterprises Holdings Ltd.	418	3,750
Bilfinger SE	18	2,235

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Boeing Co.	28	3,564
Caterpillar Inc.	42	4,144
CCR SA	32	242
Danaher Corp.	40	3,022
Eaton Corp. Plc	85	6,393
Fanuc Ltd.	4	689
Fujitec Co. Ltd.	45	608
Hexcel Corp. (c)	100	4,341
IDEX Corp.	14	1,050
IJM Corp. Bhd	197	371
Iron Mountain Inc.	25	681
Jardine Matheson Holdings Ltd.	7	430
Kawasaki Heavy Industries Ltd.	467	1,720
Kubota Corp.	32	425
Larsen & Toubro Ltd.	49	1,039
Larsen & Toubro Ltd. - GDR	53	1,119
Marubeni Corp.	214	1,437
Meggitt Plc	218	1,752
Nielsen Holdings NV	50	2,214
Norfolk Southern Corp.	33	3,177
Schneider Electric SA	14	1,277
SMC Corp.	4	1,108
Towers Watson & Co.	3	354
Waste Connections Inc.	21	925
Yamato Holdings Co. Ltd.	42	893
		51,782
INFORMATION TECHNOLOGY - 9.8%
Accenture Plc - Class A	18	1,395
Apple Inc.	6	3,274
ARM Holdings Plc	53	888
ASML Holding NV	51	4,786
ASML Holding NV - ADR	2	196
Avago Technologies Ltd.	30	1,907
Broadcom Corp. - Class A	43	1,360
Daum Communications Corp.	32	2,322
Delta Electronics Inc.	96	595
Freescale Semiconductor Ltd. (c)	29	713
Gemalto NV (e)	24	2,852
Genpact Ltd. (c)	21	359
Google Inc. - Class A (c)	4	4,391
Hamamatsu Photonics KK	27	1,214
Infosys Technologies Ltd. - ADR	14	737
International Business Machines Corp.	3	539
Jabil Circuit Inc.	65	1,177
Keyence Corp.	5	2,127
Murata Manufacturing Co. Ltd.	12	1,106
Oracle Corp.	65	2,655
Oracle Corp. Japan	25	1,111
QUALCOMM Inc.	9	678
Samsung Electronics Co. Ltd.	1	1,713
Samsung Electronics Co. Ltd. - GDR	—	189
Tableau Software Inc. - Class A (c)	13	989
Texas Instruments Inc.	10	448
Trend Micro Inc.	25	779
VeriSign Inc. (c)	36	1,935
Visa Inc. - Class A	2	345
Yahoo! Japan Corp.	560	2,741
Yandex NV - Class A (c)	60	1,823
		47,344
MATERIALS - 2.7%
Allegheny Technologies Inc.	12	463
Cliffs Natural Resources Inc. (e)	14	280
First Quantum Minerals Ltd.	71	1,321
Glencore International Plc	119	612
Holcim Ltd.	21	1,769
Iluka Resources Ltd. (e)	27	248
Koninklijke Philips NV	37	2,567
Monsanto Co.	13	1,445
Mosaic Co.	40	1,985
Praxair Inc.	13	1,755
Rio Tinto Plc	6	324
Syngenta AG	1	365
		13,134
TELECOMMUNICATION SERVICES - 3.6%
Bharti Airtel Ltd.	363	1,930
China Unicom Hong Kong Ltd.	894	1,180
Deutsche Telekom AG	137	2,226
HKT Trust	1,853	1,960
KDDI Corp.	33	1,916
Oi SA	30	43
Oi SA - ADR	19	27
Rostelecom OJSC - ADR	38	551
Singapore Telecommunications Ltd.	496	1,442
SK Telecom Co. Ltd.	8	1,566
SoftBank Corp.	44	3,295
Swisscom AG	—	269
Verizon Communications Inc.	3	152
Vodafone Group Plc	214	787
Ziggo NV	6	268
		17,612
UTILITIES - 0.6%
Cheung Kong Infrastructure Holdings Ltd.	127	812
Companhia Energetica de Minas Gerais - ADR (e)	196	1,335
Enersis SA - ADR	61	951
		3,098
Total Common Stocks (cost $257,283)		320,836
PREFERRED STOCKS - 0.7%
INFORMATION TECHNOLOGY - 0.3%
ASAT Holdings Ltd. (f)	7	—
Samsung Electronics Co. Ltd.	1	1,438
		1,438
MATERIALS - 0.4%
Vale SA, Class A	142	1,767
Total Preferred Stocks (cost $2,985)		3,205
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.7%
Ally Master Owner Trust, 1.29%, 01/15/19	$125	125
Appalachian Consumer Rate Relief Funding LLC, 3.77%, 08/01/31	100	100
BA Credit Card Trust, 0.54%, 06/15/21 (i)	125	125
Banc of America Commercial Mortgage Trust REMIC
5.89%, 07/10/44 (i)	34	37
6.25%, 02/10/51 (i)	70	80
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.71%, 09/11/42 (i)	20	23
Capital Auto Receivables Asset Trust, 0.96%, 04/20/17	100	100
CarMax Auto Owner Trust, 0.79%, 10/15/18	35	35
Citibank Credit Card Issuance Trust, 1.02%, 02/22/19	100	99
Citigroup Commercial Mortgage Trust REMIC, 1.20%, 03/10/47	100	100
COMM Mortgage Trust REMIC, 5.29%, 12/10/46	25	27

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Commercial Mortgage Pass-Through Certificates REMIC
1.30%, 03/10/47	180	179
5.55%, 01/15/49 (i)	45	49
Commercial Mortgage Trust REMIC, 5.87%, 12/10/49 (i)	25	27
Credit Suisse Commercial Mortgage Trust REMIC, 5.68%, 06/15/39 (i)	43	47
Credit Suisse Mortgage Capital Certificates REMIC, 5.70%, 09/15/40 (i)	50	55
Enterprise Fleet Financing LLC, 0.87%, 09/20/19 (q)	200	200
Fifth Third Auto Trust, 0.68%, 04/16/18	85	85
Ford Credit Auto Owner Trust, 0.79%, 05/15/18	95	95
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	50	55
Hilton USA Trust REMIC, 2.66%, 11/05/30 (q)	200	201
Honda Auto Receivables Owner Trust, 0.67%, 11/21/17	100	100
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.81%, 06/12/43 (i)	26	28
5.55%, 05/12/45	202	220
5.72%, 02/15/51	25	28
LB Commercial Mortgage Trust REMIC, 5.82%, 07/15/44 (i)	20	22
LB-UBS Commercial Mortgage Trust REMIC
5.64%, 03/15/39 (i)	66	71
5.43%, 02/15/40	58	64
5.49%, 02/15/40	225	239
6.15%, 09/15/45 (i)	25	28
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.89%, 08/12/49 (i)	25	28
Morgan Stanley Capital I Trust REMIC
5.65%, 06/11/42 (i)	22	25
5.32%, 12/15/43	163	178
Trade MAPS 1 Ltd.
0.85%, 12/10/18 (i) (q)	125	125
1.40%, 12/10/18 (i) (q)	100	101
Volkswagen Auto Lease Trust, 0.80%, 04/20/17	50	50
Wachovia Bank Commercial Mortgage Trust REMIC
5.72%, 05/15/43 (i)	97	106
5.75%, 07/15/45 (i)	52	56
5.50%, 04/15/47	25	28
5.59%, 04/15/47 (i)	20	22
5.72%, 06/15/49 (i)	50	55
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,437)		3,418
CORPORATE BONDS AND NOTES - 5.7%
CONSUMER DISCRETIONARY - 0.4%
21st Century Fox America Inc., 4.00%, 10/01/23 (e)	105	107
Altegrity Inc., 10.50%, 11/01/15 (e) (q)	150	138
Carnival Corp., 3.95%, 10/15/20	55	56
Comcast Corp.
5.88%, 02/15/18	250	286
4.65%, 07/15/42	100	100
DISH DBS Corp., 4.25%, 04/01/18 (e)	75	78
Dollar General Corp.
1.88%, 04/15/18	50	49
3.25%, 04/15/23	190	179
Glencore Funding LLC, 4.13%, 05/30/23 (q)	20	19
Hilton Worldwide Finance LLC, 5.63%, 10/15/21 (q)	125	131
Michaels Stores Inc., 7.75%, 11/01/18	275	294
NBCUniversal Enterprise Inc., 1.97%, 04/15/19 (q)	350	343
Thomson Reuters Corp.
1.30%, 02/23/17	35	35
4.30%, 11/23/23	60	62
5.65%, 11/23/43	40	42
Time Warner Inc., 4.05%, 12/15/23	125	128
		2,047
CONSUMER STAPLES - 0.4%
Anheuser-Busch InBev Finance Inc., 3.70%, 02/01/24	40	40
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	250	419
Coca-Cola Co., 3.20%, 11/01/23	75	74
ConAgra Foods Inc.
1.30%, 01/25/16	30	30
3.20%, 01/25/23	30	28
CVS Caremark Corp., 4.00%, 12/05/23	100	102
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	250	392
Reynolds American Inc.
4.85%, 09/15/23 (e)	35	37
6.15%, 09/15/43	15	17
Reynolds Group Issuer Inc., 7.88%, 08/15/19	225	248
Tesco Plc, 5.50%, 01/13/33, GBP	300	519
		1,906
ENERGY - 0.6%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	60	65
Chevron Corp., 2.36%, 12/05/22	30	28
Devon Energy Corp., 3.25%, 05/15/22 (e)	35	35
Enbridge Energy Partners LP, 5.20%, 03/15/20	120	131
EnLink Midstream Partners LP
4.40%, 04/01/24	30	31
5.60%, 04/01/44	30	32
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	200	223
3.50%, 03/01/21	40	40
3.50%, 09/01/23	50	47
4.15%, 02/01/24	40	40
5.50%, 03/01/44	20	20
PDC Energy Inc., 7.75%, 10/15/22	100	110
Petroleos Mexicanos
3.50%, 07/18/18	35	36
8.00%, 05/03/19	100	122
4.88%, 01/24/22	200	209
6.50%, 06/02/41	55	60
Statoil ASA
1.20%, 01/17/18	35	34
5.25%, 04/15/19	30	34
3.70%, 03/01/24	75	76
Total Capital International SA
1.55%, 06/28/17	40	40
3.75%, 04/10/24	175	179
TransCanada Pipelines Ltd., 6.50%, 08/15/18 (e)	475	560
Transocean Inc., 5.05%, 12/15/16 (l)	90	98
Transportadora de Gas del Peru SA, 4.25%, 04/30/28 (q)	200	182
Williams Partners LP
5.25%, 03/15/20	175	193
4.30%, 03/04/24	120	121
		2,746

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
FINANCIALS - 2.4%
Allstate Corp., 3.15%, 06/15/23	120	118
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	48
American International Group Inc., 4.13%, 02/15/24	40	41
AvalonBay Communities Inc., 2.85%, 03/15/23	35	33
Bank of America Corp.
2.60%, 01/15/19	210	211
4.00%, 04/01/24	80	80
Bank of New York Mellon, 3.65%, 02/04/24	125	126
Barclays Bank Plc
2.50%, 02/20/19	200	200
6.00%, 01/14/21, EUR	300	481
6.63%, 03/30/22, EUR	70	117
Berkshire Hathaway Finance Corp.
2.00%, 08/15/18	25	25
3.00%, 05/15/22	275	274
BNP Paribas SA, 5.00%, 01/15/21	350	389
BPCE SA, 4.63%, 07/18/23, EUR	100	150
CaixaBank SA, 5.00%, 11/14/23, EUR	100	146
CIT Group Inc., 4.25%, 08/15/17	200	210
Citigroup Inc., 3.88%, 10/25/23	70	70
CME Group Inc., 5.30%, 09/15/43	15	17
CNA Financial Corp., 3.95%, 05/15/24	30	30
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%, 07/25/23, EUR	150	218
Corporate Office Properties LP, 3.60%, 05/15/23	50	46
Developers Diversified Realty Corp.
9.63%, 03/15/16	50	58
4.75%, 04/15/18	40	43
ERP Operating LP
4.75%, 07/15/20	275	301
4.63%, 12/15/21	40	43
European Investment Bank, 4.63%, 04/15/20, EUR	1,050	1,732
Ford Motor Credit Co. LLC, 2.38%, 01/16/18	200	202
General Electric Capital Corp., 2.45%, 03/15/17	200	207
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	500	827
Genworth Holdings Inc., 4.90%, 08/15/23 (e)	30	31
Goldman Sachs Group Inc.
5.25%, 07/27/21	200	221
3.63%, 01/22/23	250	246
4.00%, 03/03/24	280	279
Hospitality Properties Trust, 4.50%, 06/15/23	30	30
HSBC Holdings Plc, 4.25%, 03/14/24	200	200
JPMorgan Chase & Co.
1.63%, 05/15/18	40	39
3.25%, 09/23/22	180	177
3.20%, 01/25/23	180	175
Landwirtschaftliche Rentenbank, 1.75%, 04/15/19	130	129
Lloyds Bank Plc, 6.50%, 03/24/20, EUR	420	694
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	380
PNC Financial Services Group Inc., 2.85%, 11/09/22 (k)	80	76
Private Export Funding Corp., 3.55%, 01/15/24 (e)	145	149
ProLogis LP
2.75%, 02/15/19 (e)	335	336
3.35%, 02/01/21	95	94
Realogy Group LLC, 7.88%, 02/15/19 (q)	225	243
Royal Bank of Canada, 1.50%, 01/16/18	50	50
Royal Bank of Scotland Plc
4.38%, 07/13/16, EUR	250	374
5.50%, 03/23/20, EUR	125	203
RSA Insurance Group Plc, 8.50%, (callable at 100 beginning 12/08/14) (m), GBP	100	173
Standard Chartered Plc
3.85%, 04/27/15 (q)	225	232
3.95%, 01/11/23 (q)	300	287
Toys R Us Property Co. II LLC, 8.50%, 12/01/17	200	204
Westfield Europe Finance Plc., 5.50%, 06/27/17, GBP	50	93
		11,558
HEALTH CARE - 0.5%
AbbVie Inc., 4.40%, 11/06/42 (e)	30	30
Baxter International Inc.
1.85%, 06/15/18	140	139
3.20%, 06/15/23	120	117
Gilead Sciences Inc., 3.70%, 04/01/24	40	40
HCA Inc., 6.38%, 01/15/15 (e)	375	389
Kinetic Concepts Inc., 12.50%, 11/01/19 (e)	200	233
McKesson Corp.
3.80%, 03/15/24	40	40
4.88%, 03/15/44	20	20
Merck & Co. Inc.
5.38%, 10/01/14, EUR	350	494
6.00%, 09/15/17	250	288
2.80%, 05/18/23	100	95
Novartis Capital Corp., 3.40%, 05/06/24	60	60
Thermo Fisher Scientific Inc., 4.15%, 02/01/24	45	46
UnitedHealth Group Inc., 2.88%, 03/15/23	40	38
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20 (q)	300	324
		2,353
INDUSTRIALS - 0.2%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	130	132
Norfolk Southern Corp., 3.25%, 12/01/21	225	227
TransDigm Inc., 7.75%, 12/15/18	200	214
Union Pacific Corp., 2.75%, 04/15/23	150	140
Volvo AB, 5.00%, 05/31/17, EUR	150	231
		944
INFORMATION TECHNOLOGY - 0.1%
First Data Corp.
8.25%, 01/15/21 (e) (q)	275	298
12.63%, 01/15/21	201	239
8.75%, 01/15/22 (q) (y)	50	55
		592
MATERIALS - 0.1%
ArcelorMittal, 6.75%, 02/25/22 (l)	125	137
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	70	72
5.00%, 09/30/43	20	21
Cemex Espana Luxembourg, 9.25%, 05/12/20 (q)	95	104
First Quantum Minerals Ltd.
6.75%, 02/15/20 (q)	100	101
7.00%, 02/15/21 (q)	100	102
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (e) (q)	60	65
		602
TELECOMMUNICATION SERVICES - 0.5%
AT&T Inc., 2.95%, 05/15/16	300	312
Clearwire Communications LLC, 14.75%, 12/01/16 (q)	250	331
Cricket Communications Inc., 7.75%, 10/15/20	125	143

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Frontier Communications Corp., 9.25%, 07/01/21	300	355
NII Capital Corp., 7.63%, 04/01/21 (e)	175	49
Orange SA, 5.50%, 02/06/44 (e)	35	37
Sprint Nextel Corp., 7.00%, 08/15/20 (e)	100	109
T-Mobile USA Inc., 6.63%, 04/01/23 (e)	125	133
Telecom Italia SpA, 8.25%, 03/21/16, EUR	150	232
Verizon Communications Inc.
3.45%, 03/15/21	60	61
5.15%, 09/15/23	395	432
4.15%, 03/15/24	125	127
6.55%, 09/15/43	125	152
		2,473
UTILITIES - 0.5%
Abu Dhabi National Energy Co., 6.17%, 10/25/17	650	746
AES Corp.
7.75%, 10/15/15	60	65
8.00%, 10/15/17	25	30
American Electric Power Co. Inc., 1.65%, 12/15/17	80	80
CMS Energy Corp., 5.05%, 03/15/22 (e)	60	67
Consolidated Edison Co. of New York Inc., 4.45%, 03/15/44	60	59
Electricite de France
4.88%, 01/22/44 (q)	40	40
6.00%, 01/23/14, GBP	100	186
Enel Finance International NV, 3.88%, 10/07/14 (q)	300	305
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (q)	250	253
Jersey Central Power & Light Co., 5.63%, 05/01/16	95	103
MidAmerican Energy Holdings Co.
3.75%, 11/15/23 (q)	160	159
5.15%, 11/15/43 (q)	30	32
National Grid Plc, 6.30%, 08/01/16	100	112
Pacific Gas & Electric Co., 3.85%, 11/15/23	50	50
Pennsylvania Electric Co., 6.05%, 09/01/17	25	28
PG&E Corp., 2.40%, 03/01/19	40	40
Progress Energy Inc.
7.05%, 03/15/19	50	60
7.75%, 03/01/31	20	27
Southaven Combined Cycle Generation LLC, 3.85%, 08/15/33	49	49
		2,491
Total Corporate Bonds and Notes (cost $26,493)		27,712
GOVERNMENT AND AGENCY OBLIGATIONS - 23.7%
GOVERNMENT SECURITIES - 20.8%
Federal Farm Credit Bank - 0.1% (w)
Federal Farm Credit Bank, 0.21%, 02/27/17 (i)	292	292
Federal Home Loan Bank - 0.2% (w)
Federal Home Loan Bank
0.63%, 12/28/16	800	796
3.38%, 09/08/23	230	236
		1,032
Federal Home Loan Mortgage Corp. - 0.5% (w)
Federal Home Loan Mortgage Corp., 1.75%, 09/10/15	2,350	2,400

Federal National Mortgage Association - 0.0% (w)
Federal National Mortgage Association, 7.13%, 01/15/30	50	71
Municipals - 0.2%
Connecticut Housing Finance Authority, 4.00%, 11/15/44	90	97
Massachusetts Housing Finance Agency, 4.00%, 12/01/43	25	27
Minnesota Housing Finance Agency
3.00%, 07/01/31	30	31
4.00%, 07/01/38	400	434
2.35%, 03/01/43	48	44
Nebraska Investment Finance Authority
3.00%, 03/01/43	45	46
4.50%, 09/01/43	50	53
State of California
7.55%, 04/01/39	100	139
7.60%, 11/01/40	105	148
Tennessee Housing Development Agency, 4.00%, 07/01/43	25	27
Utility Debt Securitization Authority, 2.04%, 06/15/21	100	100
		1,146
Sovereign - 16.0%
Australia Government Bond
5.25%, 03/15/19, AUD	250	251
5.50%, 04/21/23, AUD	350	361
Austria Government Bond, 4.00%, 09/15/16 (q), EUR	140	210
Belgium Government Bond
2.25%, 06/22/23, EUR	875	1,230
2.60%, 06/22/24 (q), EUR	325	463
Bermuda Government International Bond
4.14%, 01/03/23 (q)	200	196
4.85%, 02/06/24 (q)	200	204
Brazil Government International Bond, 5.63%, 01/07/41 (e)	175	177
Brazil Letras do Tesouro Nacional, 10.00%, 01/01/18, BRL	1,720	721
Bundesobligation, 2.00%, 02/26/16, EUR	565	806
Bundesrepublik Deutschland, 4.00%, 01/04/18, EUR	605	948
Caisse d’Amortissement de la Dette Sociale, 1.13%, 01/30/17 (q)	125	125
Canada Government Bond
1.25%, 03/01/18, CAD	446	400
4.25%, 06/01/18, CAD	300	301
3.25%, 06/01/21, CAD	300	293
Chile Government International Bond, 3.88%, 08/05/20	150	159
Colombia Government International Bond
12.00%, 10/22/15, COP	231,000	130
4.38%, 07/12/21	400	416
9.85%, 06/28/27, COP	120,000	79
Colombia TES
5.00%, 11/21/18, COP	1,385,300	688
7.00%, 05/04/22, COP	208,100	110
6.00%, 04/28/28, COP	424,600	198
Federal Republic of Germany
3.75%, 01/04/17, EUR	240	363
3.00%, 07/04/20, EUR	500	779
2.00%, 01/04/22, EUR	800	1,170
1.50%, 02/15/23, EUR	350	487
4.00%, 01/04/37, EUR	460	811
3.25%, 07/04/42, EUR	430	693
Finland Government Bond
3.88%, 09/15/17 (q), EUR	550	846
3.50%, 04/15/21 (q), EUR	500	790
France Government Bond
0.25%, 11/25/15, EUR	820	1,130
3.25%, 05/25/45, EUR	620	877
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	200	200

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Hellenic Republic Government Bond, 2.00%, 02/24/23 - 02/24/42 (k), EUR	400	380
Hungary Government International Bond, 6.25%, 01/29/20 (e)	270	295
Indonesia Government International Bond
5.88%, 03/13/20	300	328
7.75%, 01/17/38	100	119
7.75%, 01/17/38 (q)	150	179
Ireland Government Bond
4.50%, 04/18/20, EUR	475	745
3.90%, 03/20/23, EUR	200	300
3.40%, 03/18/24, EUR	410	583
5.40%, 03/13/25, EUR	150	248
Israel Government Bond
5.50%, 02/28/17, ILS	660	213
4.25%, 03/31/23, ILS	2,380	735
Israel Government International Bond, 3.15%, 06/30/23	200	194
Italy Buoni Poliennali Del Tesoro
4.75%, 06/01/17, EUR	1,400	2,132
4.50%, 03/01/19 - 03/01/24, EUR	1,980	3,012
4.25%, 03/01/20, EUR	675	1,032
5.00%, 03/01/22, EUR	385	610
Japan Government Bond
0.10%, 06/15/14 - 01/15/16, JPY	146,350	1,418
1.50%, 09/20/14, JPY	120,000	1,171
0.20%, 09/20/18, JPY	180,000	1,745
1.20%, 12/20/20 - 06/20/21, JPY	411,600	4,217
0.80%, 06/20/23, JPY	110,000	1,087
2.20%, 03/20/30, JPY	155,000	1,733
1.60%, 03/20/32, JPY	137,900	1,392
2.00%, 03/20/42, JPY	35,000	362
Korea Treasury Bond
3.75%, 06/10/22, KRW	456,650	438
3.00%, 03/10/23, KRW	661,250	598
Lithuania Government International Bond, 6.63%, 02/01/22	200	236
Malaysia Government Bond
4.24%, 02/07/18, MYR	750	235
3.26%, 03/01/18, MYR	630	190
Mexico Bonos
8.00%, 12/17/15 - 06/11/20, MXN	7,000	581
7.75%, 12/14/17 - 11/13/42, MXN	12,200	1,027
6.50%, 06/10/21, MXN	9,500	759
10.00%, 12/05/24 - 11/20/36, MXN	22,500	2,243
8.50%, 11/18/38, MXN	930	83
Mexico Government International Bond
3.63%, 03/15/22	156	156
4.00%, 10/02/23	110	111
Morocco Government International Bond, 4.25%, 12/11/22	250	242
Netherlands Government Bond, 4.00%, 07/15/19, EUR	600	959
Norway Government Bond
4.25%, 05/19/17, NOK	2,050	368
4.50%, 05/22/19, NOK	1,630	303
Overseas Private Investment Corp.
0.00%, 11/18/15 (j)	33	33
3.49%, 12/20/29	25	25
Panama Government International Bond, 8.88%, 09/30/27	75	104
Peru Government International Bond, 8.75%, 11/21/33	50	73
Philippine Government International Bond, 9.88%, 01/15/19	200	264
Poland Government Bond
5.75%, 04/25/14 - 09/23/22, PLN	9,290	3,352
5.25%, 10/25/17 - 10/25/20, PLN	5,815	2,058
Poland Government International Bond
5.13%, 04/21/21	215	237
5.00%, 03/23/22	150	164
4.00%, 01/22/24	100	101
Portugal Obrigacoes do Tesouro OT
3.85%, 04/15/21 (q), EUR	20	28
4.95%, 10/25/23 (q), EUR	10	15
5.65%, 02/15/24 (q), EUR	20	31
4.10%, 04/15/37 (q), EUR	65	83
Queensland Treasury Corp.
6.00%, 10/14/15, AUD	325	316
5.75%, 07/22/24, AUD	885	895
Republic of Belarus, 8.95%, 01/26/18	150	154
Republic of Deutschland, 4.25%, 07/04/18, EUR	600	960
Republic of Latvia, 2.63%, 01/21/21 (q), EUR	235	330
Romania Government International Bond, 6.75%, 02/07/22 (q)	100	117
Russia Government Bond
6.20%, 01/31/18, RUB	26,650	715
7.50%, 03/15/18, RUB	2,900	80
Russia Government International Bond
5.00%, 04/29/20	200	208
7.50%, 03/31/30 (q)	232	264
Slovenia Government International Bond, 5.85%, 05/10/23 (q)	250	272
South Africa Government Bond
7.75%, 02/28/23, ZAR	4,575	420
6.50%, 02/28/41, ZAR	2,575	183
Spain Government Bond
5.50%, 07/30/17, EUR	557	872
4.50%, 01/31/18, EUR	1,175	1,799
3.75%, 10/31/18, EUR	140	210
5.40%, 01/31/23 (q), EUR	2,405	3,910
3.80%, 04/30/24 (q), EUR	210	303
Sweden Government Bond
4.50%, 08/12/15, SEK	1,535	250
3.75%, 08/12/17, SEK	5,090	856
5.00%, 12/01/20, SEK	2,900	539
3.50%, 06/01/22, SEK	5,305	915
Tennessee Valley Authority
3.88%, 02/15/21	100	108
3.50%, 12/15/42	112	96
Turkey Government International Bond
7.50%, 11/07/19	150	172
6.75%, 05/30/40	150	160
United Kingdom Treasury Bond
2.75%, 01/22/15, GBP	815	1,384
2.00%, 01/22/16, GBP	230	392
1.25%, 07/22/18, GBP	250	409
1.75%, 09/07/22, GBP	400	624
2.25%, 09/07/23, GBP	550	879
5.00%, 03/07/25, GBP	400	801
4.50%, 09/07/34, GBP	220	427
4.25%, 12/07/40 - 12/07/46, GBP	660	1,261
3.25%, 01/22/44, GBP	100	158
Venezuela Government International Bond, 9.25%, 09/15/27 (e)	250	186
		77,564
Treasury Inflation Index Securities - 0.8%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 05/15/17 (s), BRL	190	207
Japanese Government CPI Linked Bond, 0.10%, 09/10/23 (s), JPY	85,425	891
Mexico Government Inflation Indexed Bond
3.50%, 12/14/17 (n), MXN	515	42
2.00%, 06/09/22 (n), MXN	5,145	380
4.00%, 11/15/40 (n), MXN	515	41

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Turkey Government Inflation Indexed Bond, 3.00%, 02/23/22 (n), TRY	348	158
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/15 (n)	301	315
0.13%, 04/15/16 - 04/15/18 (n)	1,366	1,400
0.38%, 07/15/23 (n)	181	179
2.38%, 01/15/25 (n)	186	219
0.63%, 02/15/43 (n)	153	128
1.38%, 02/15/44 (n)	151	154
Uruguay Government International Inflation Indexed Bond, 3.70%, 06/26/37 (n), UYU	1,697	71
		4,185
U.S. Treasury Securities - 3.0%
U.S. Treasury Bond
5.38%, 02/15/31	50	64
4.38%, 02/15/38	1,325	1,527
3.75%, 08/15/41	600	625
3.13%, 02/15/43	75	69
2.88%, 05/15/43	800	698
3.63%, 02/15/44	87	88
U.S. Treasury Note
0.38%, 08/31/15	210	210
1.38%, 11/30/15 - 09/30/18	3,490	3,537
1.50%, 07/31/16	570	582
1.00%, 09/30/16 - 03/31/17	5,160	5,181
3.50%, 05/15/20	475	515
2.13%, 08/15/21	200	196
1.75%, 05/15/22	450	425
2.50%, 08/15/23	695	685
		14,402
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.9%
Federal Home Loan Mortgage Corp. - 0.9%
Federal Home Loan Mortgage Corp.
1.87%, 11/25/19	40	39
0.78%, 07/25/20 (i)	178	179
1.69%, 01/25/22	24	24
2.78%, 09/25/22	43	44
2.52%, 01/25/23	70	67
3.11%, 02/25/23	50	50
2.62%, 03/25/23	50	50
3.30%, 04/25/23 (i)	32	32
3.53%, 07/25/23 - 10/25/23 (i)	115	118
2.58%, 10/01/42 (i)	658	672
4.00%, 05/01/43 - 11/01/43	2,602	2,709
REMIC, 1.32%, 12/25/18	24	24
REMIC, 1.73%, 07/25/19	25	24
REMIC, 0.54%, 04/25/20 (i)	205	205
REMIC, 3.03%, 10/25/20 (i)	50	52
REMIC, 1.58%, 04/25/22	48	47
REMIC, 1.88%, 04/25/22	24	24
REMIC, 2.36%, 07/25/22	25	24
REMIC, 2.78%, 09/25/22	24	25
REMIC, 2.68%, 10/25/22	25	24
		4,433
Federal National Mortgage Association - 1.8%
Federal National Mortgage Association
3.00%, 01/01/27 - 07/01/43	4,203	4,148
2.50%, 05/01/28 - 09/01/28	840	839
2.51%, 01/01/43 (i)	750	748
4.00%, 05/01/43 - 11/01/43	799	834
3.00%, 04/15/44, TBA (g)	150	145
3.50%, 04/15/44, TBA (g)	645	649
4.00%, 04/15/44, TBA (g)	100	104
4.50%, 04/15/44, TBA (g)	250	267
REMIC, 0.48%, 09/25/15	330	330
REMIC, 2.61%, 03/25/22 (i)	25	24
REMIC, 3.39%, 07/25/23 (i)	125	126
REMIC, 3.33%, 10/25/23 (i)	209	210
REMIC, 3.51%, 12/25/23 (i)	235	239
		8,663
Government National Mortgage Association - 0.2%
Government National Mortgage Association
2.50%, 04/20/28	179	181
3.50%, 05/20/43	166	170
4.50%, 09/20/43	306	331
4.00%, 10/20/43	98	103
		785
Total Government and Agency Obligations (cost $114,488)		114,973

OTHER EQUITY INTERESTS - 0.0%
Wind Acquisition Finance SA (q) (u)	150	158
Total Other Equity Interests (cost $156)		158
SHORT TERM INVESTMENTS - 7.1%
Investment Companies - 3.3%
JNL Money Market Fund, 0.01% (a) (h)	15,864	15,864
Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	18,562	18,562
Total Short Term Investments (cost $34,426)		34,426
Total Investments - 104.0% (cost $439,268)		504,728
Other Assets and Liabilities, Net - (4.0%)		(19,490)
Total Net Assets - 100.0%		$485,238

JNL/Capital Guardian Global Diversified Research Fund

COMMON STOCKS - 95.1%
AUSTRALIA - 1.6%
Oil Search Ltd.	525	$4,124
Woolworths Ltd.	74	2,437
		6,561
BRAZIL - 0.3%
CCR SA	172	1,311

CANADA - 1.4%
Cameco Corp. (e)	44	1,003
Cenovus Energy Inc.	87	2,525
First Quantum Minerals Ltd.	125	2,301
		5,829
CHILE - 0.3%
Enersis SA - ADR	86	1,336
CHINA - 1.7%
Bank of China Ltd. - Class H	4,025	1,788
China Pacific Insurance Group Co. Ltd.	444	1,590
China Unicom Hong Kong Ltd.	1,594	2,103
Industrial & Commercial Bank of China Ltd. - Class H	2,615	1,612
		7,093
DENMARK - 1.6%
Novo Nordisk A/S	146	6,670

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
FINLAND - 1.1%
Sampo Oyj - Class A	89	4,599
FRANCE - 2.8%
BNP Paribas	49	3,751
Danone SA	22	1,529
Pernod-Ricard SA	32	3,720
Schneider Electric SA	31	2,715
		11,715
GERMANY - 2.8%
Bayer AG	65	8,781
Daimler AG	29	2,744
		11,525
GREECE - 0.7%
JUMBO SA (c)	159	2,844
HONG KONG - 3.0%
AIA Group Ltd.	851	4,046
Cheung Kong Infrastructure Holdings Ltd.	541	3,460
Jardine Matheson Holdings Ltd.	39	2,476
Li & Fung Ltd. (e)	912	1,351
Wharf Holdings Ltd.	204	1,308
		12,641
INDIA - 1.4%
Bharti Airtel Ltd.	436	2,319
ICICI Bank Ltd.	46	962
Infosys Technologies Ltd. - ADR (e)	30	1,636
Larsen & Toubro Ltd. - GDR	46	970
		5,887
IRELAND - 2.3%
Accenture Plc - Class A	35	2,766
Eaton Corp. Plc	65	4,845
Glanbia Plc	140	2,148
		9,759
JAPAN - 8.6%
Cosmos Pharmaceutical Corp.	10	1,214
Denso Corp.	41	1,966
Exedy Corp.	48	1,348
Fujitec Co. Ltd.	96	1,298
Hamamatsu Photonics KK	44	1,980
Kawasaki Heavy Industries Ltd.	410	1,510
KDDI Corp.	38	2,183
Keyence Corp.	7	2,831
Kubota Corp.	170	2,259
Marubeni Corp. (e)	179	1,202
Murata Manufacturing Co. Ltd.	16	1,465
Oracle Corp. Japan	34	1,519
Rinnai Corp.	16	1,434
Ship Healthcare Holdings Inc.	29	1,096
SoftBank Corp.	37	2,811
Sumitomo Mitsui Financial Group Inc.	98	4,201
Sysmex Corp.	44	1,416
Trend Micro Inc.	77	2,364
Unicharm Corp. (e)	33	1,745
		35,842
MACAU - 0.9%
Wynn Macau Ltd.	880	3,664

MALAYSIA - 0.2%
Bumiputra-Commerce Holdings Bhd	393	861

MEXICO - 0.6%
Grupo Financiero Inbursa SAB de CV	379	978
Grupo Sanborns SA de CV - Class B-1 (e)	1,010	1,726
		2,704
NETHERLANDS - 4.1%
ASML Holding NV	40	3,711
ASML Holding NV - ADR	19	1,792
Fugro NV - CVA	30	1,856
Gemalto NV (e)	20	2,354
Koninklijke Philips NV	67	4,588
Unilever NV - CVA	64	2,639
		16,940
NORWAY - 0.3%
SeaDrill Ltd.	41	1,435

RUSSIAN FEDERATION - 0.5%
Surgutneftegas OAO - ADR	289	2,092

SINGAPORE - 1.8%
Avago Technologies Ltd.	41	2,615
DBS Group Holdings Ltd.	133	1,712
Singapore Telecommunications Ltd.	1,060	3,081
		7,408
SOUTH KOREA - 2.3%
Daum Communications Corp.	14	998
Hyundai Mobis	5	1,484
LG Household & Health Care Ltd.	6	2,765
Samsung Electronics Co. Ltd.	3	3,399
Samsung Electronics Co. Ltd. - GDR	2	1,072
		9,718
SWEDEN - 1.3%
Assa Abloy AB - Class B	101	5,375

SWITZERLAND - 5.0%
ACE Ltd.	22	2,179
Cie Financiere Richemont SA	23	2,193
Holcim Ltd.	39	3,245
Nestle SA	4	303
Partners Group Holding AG	12	3,307
Roche Holding AG	17	5,141
Swatch Group AG - Class B	3	1,602
Swatch Group AG	3	387
Syngenta AG	6	2,390
		20,747
THAILAND - 0.4%
Bangkok Bank PCL - NVDR	290	1,598
UNITED KINGDOM - 5.1%
Aon Plc - Class A	45	3,784
ARM Holdings Plc	95	1,606
HSBC Holdings Plc	219	2,216
Imperial Tobacco Group Plc	111	4,490
Inchcape Plc	124	1,337
Marks & Spencer Group Plc	158	1,189
Meggitt Plc	376	3,018
Rio Tinto Plc	37	2,090
Tullow Oil Plc	133	1,666
		21,396
UNITED STATES OF AMERICA - 43.0%
Allegheny Technologies Inc.	32	1,217
Amazon.com Inc. (c)	9	2,928
American Tower Corp.	111	9,120
AmerisourceBergen Corp.	61	4,027
Apple Inc.	11	5,743
BlackRock Inc.	12	3,742
Boeing Co.	27	3,351
Bristol-Myers Squibb Co.	152	7,886

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Broadcom Corp. - Class A	100	3,151
Caterpillar Inc.	28	2,822
Cerner Corp. (c)	52	2,914
Chevron Corp.	39	4,638
Cliffs Natural Resources Inc. (e)	33	671
CME Group Inc. - Class A	33	2,457
Coach Inc.	27	1,336
Cobalt International Energy Inc. (c)	59	1,075
Comcast Corp. - Class A	67	3,371
Danaher Corp.	65	4,860
Delphi Automotive Plc	61	4,112
Discovery Communications Inc. - Class A (c)	23	1,902
DreamWorks Animation SKG Inc. - Class A (c)	48	1,285
Freescale Semiconductor Ltd. (c) (e)	88	2,146
Gannett Co. Inc.	57	1,584
Gilead Sciences Inc. (c)	225	15,951
Goldman Sachs Group Inc.	18	2,884
Google Inc. - Class A (c)	4	4,792
Halliburton Co.	41	2,397
Hexcel Corp. (c)	124	5,399
Home Depot Inc.	37	2,920
Humana Inc.	16	1,837
IDEX Corp.	37	2,697
IntercontinentalExchange Group Inc.	11	2,077
Jabil Circuit Inc.	82	1,473
Lululemon Athletica Inc. (c) (e)	29	1,546
Marsh & McLennan Cos. Inc.	58	2,845
Monsanto Co.	11	1,274
Mosaic Co.	63	3,140
Nielsen Holdings NV	46	2,062
Nike Inc. - Class B	32	2,393
Norfolk Southern Corp.	23	2,274
Norwegian Cruise Line Holdings Ltd. (c)	60	1,946
Oracle Corp.	114	4,647
PNC Financial Services Group Inc.	12	1,072
Praxair Inc.	22	2,868
Quest Diagnostics Inc. (e)	25	1,448
Ross Stores Inc.	27	1,953
Schlumberger Ltd.	22	2,165
Seattle Genetics Inc. (c)	184	8,383
Sirius XM Holdings Inc. (c)	1,492	4,774
Starbucks Corp.	66	4,858
VeriSign Inc. (c)	95	5,127
Visa Inc. - Class A	10	2,180
Waste Connections Inc.	48	2,083
Wells Fargo & Co.	33	1,637
		179,440
Total Common Stocks (cost $293,471)		396,990

PREFERRED STOCKS - 0.8%
BRAZIL - 0.8%
Vale SA	271	3,380
Total Preferred Stocks (cost $3,358)		3,380

SHORT TERM INVESTMENTS - 6.7%
Investment Companies - 4.3%
JNL Money Market Fund, 0.01% (a) (h)	17,913	17,913

Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	9,988	9,988
Total Short Term Investments (cost $27,901)		27,901
Total Investments - 102.6% (cost $324,730)		428,271
Other Assets and Liabilities, Net - (2.6%)		(10,918)
Total Net Assets - 100.0%		$417,353

JNL/DFA U.S. Core Equity Fund

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 13.8%
1-800-Flowers.com Inc. - Class A (c)	2	$9
Aaron’s Inc.	3	104
Abercrombie & Fitch Co. - Class A	3	127
Advance Auto Parts Inc.	2	230
Aeropostale Inc. (c) (e)	3	15
AH Belo Corp.	3	32
Allison Transmission Holdings Inc.	11	338
Amazon.com Inc. (c)	7	2,440
AMC Networks Inc. - Class A (c)	3	225
America’s Car-Mart Inc. (c)	—	15
American Axle & Manufacturing Holdings Inc. (c)	4	70
American Eagle Outfitters Inc.	8	94
American Public Education Inc. (c)	1	28
Ann Inc. (c)	2	100
Apollo Education Group Inc. - Class A (c)	8	281
Arctic Cat Inc.	1	43
Asbury Automotive Group Inc. (c)	2	86
Ascena Retail Group Inc. (c)	10	178
Ascent Capital Group Inc. - Class A (c)	1	68
Autoliv Inc.	5	459
AutoNation Inc. (c)	2	102
AutoZone Inc. (c)	1	430
Bally Technologies Inc. (c)	1	80
Barnes & Noble Inc. (c)	3	61
Bassett Furniture Industries Inc.	1	7
Bebe Stores Inc.	9	53
Bed Bath & Beyond Inc. (c)	3	226
Best Buy Co. Inc.	13	338
Big 5 Sporting Goods Corp.	2	39
Big Lots Inc. (c)	2	87
Biglari Holdings Inc. (c)	—	40
BJ’s Restaurants Inc. (c)	2	77
Blue Nile Inc. (c)	1	21
Bob Evans Farms Inc.	2	96
BorgWarner Inc.	5	320
Boyd Gaming Corp. (c)	2	21
Bridgepoint Education Inc. (c)	3	51
Brinker International Inc.	2	126
Brown Shoe Co. Inc.	3	74
Brunswick Corp.	6	249
Buckle Inc. (e)	1	62
Buffalo Wild Wings Inc. (c)	1	194
Cabela’s Inc. - Class A (c)	4	246
Cablevision Systems Corp. - Class A (e)	10	174
Caesars Entertainment Corp. (c) (e)	7	131
Callaway Golf Co.	5	49
Capella Education Co. (e)	1	66
Career Education Corp. (c)	2	14
Carmax Inc. (c)	6	298
Carmike Cinemas Inc. (c)	2	60

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Carnival Corp.	8	300
Carriage Services Inc. (e)	1	11
Carrol’s Restaurant Group Inc. (c)	3	19
Carter’s Inc.	3	214
Cato Corp. - Class A	2	62
Cavco Industries Inc. (c)	1	39
CBS Corp. - Class A	—	12
CBS Corp. - Class B	10	640
Charles & Colvard Ltd. (c)	2	6
Charter Communications Inc. - Class A (c)	2	307
Cheesecake Factory Inc.	3	152
Chico’s FAS Inc. (e)	9	138
Childrens Place Retail Stores Inc.	1	64
Chipotle Mexican Grill Inc. - Class A (c)	1	341
Choice Hotels International Inc.	3	156
Churchill Downs Inc.	1	102
Cinemark Holdings Inc.	6	177
Citi Trends Inc. (c)	1	21
Clear Channel Outdoor Holdings Inc.	2	16
Coach Inc.	4	188
Cobra Electronics Corp. (c)	—	—
Columbia Sportswear Co.	1	74
Comcast Corp. - Class A	50	2,501
Comcast Corp. - Special Class A	11	538
Conn’s Inc. (c) (e)	2	93
Cooper Tire & Rubber Co.	3	80
Core-Mark Holding Co. Inc.	1	58
Corinthian Colleges Inc. (c) (e)	5	6
Cracker Barrel Old Country Store Inc.	1	126
Crocs Inc. (c)	4	55
CSS Industries Inc.	—	11
CST Brands Inc.	1	45
CTC Media Inc.	8	70
Culp Inc.	1	12
Cumulus Media Inc. - Class A (c)	14	97
D.R. Horton Inc.	13	273
Dana Holding Corp.	9	201
Darden Restaurants Inc.	6	291
Deckers Outdoor Corp. (c)	2	161
Delphi Automotive Plc	6	398
Destination Maternity Corp.	1	25
Destination XL Group Inc. (c)	2	12
DeVry Education Group Inc.	4	159
Dick’s Sporting Goods Inc.	2	131
Dillard’s Inc. - Class A	3	253
DineEquity Inc.	1	80
DIRECTV (c)	8	626
Discovery Communications Inc. - Class A (c)	2	199
Discovery Communications Inc. - Class C (c)	1	100
DISH Network Corp. (c)	4	273
Dollar General Corp. (c)	6	320
Dollar Tree Inc. (c)	5	263
Domino’s Pizza Inc.	3	228
Dorman Products Inc. (c)	2	106
DreamWorks Animation SKG Inc. - Class A (c)	6	169
Drew Industries Inc.	2	95
DSW Inc. - Class A	4	147
Dunkin’ Brands Group Inc.	6	284
Einstein Noah Restaurant Group Inc.	1	10
Entercom Communications Corp. - Class A (c)	3	27
Entravision Communications Corp.	3	19
Escalade Inc.	1	12
Ethan Allen Interiors Inc.	1	25
EW Scripps Co. - Class A (c)	3	57
Expedia Inc.	4	281
Express Inc. (c)	6	90
FAB Universal Corp. (c) (e) (f) (q)	—	1
Family Dollar Stores Inc.	3	145
Famous Dave’s Of America Inc. (c)	—	3
Federal-Mogul Corp. (c)	6	106
Fiesta Restaurant Group Inc. (c)	1	42
Finish Line Inc. - Class A	4	111
Foot Locker Inc.	9	428
Ford Motor Co.	58	911
Fossil Group Inc. (c)	2	197
Fred’s Inc. - Class A	1	17
FTD Cos. Inc. (c) (e)	2	68
Fuel Systems Solutions Inc. (c)	1	10
Full House Resorts Inc. (c)	—	—
G-III Apparel Group Ltd. (c)	1	99
Gaiam Inc. - Class A (c)	—	1
GameStop Corp. - Class A (e)	6	238
Gannett Co. Inc.	10	268
Gap Inc.	6	236
Garmin Ltd. (e)	6	316
General Motors Co.	23	808
Genesco Inc. (c)	2	149
Gentex Corp.	7	236
Gentherm Inc. (c)	3	104
Genuine Parts Co.	4	365
GNC Holdings Inc. - Class A	5	221
Goodyear Tire & Rubber Co.	8	198
Graham Holdings Co	1	352
Grand Canyon Education Inc. (c)	2	84
Gray Television Inc. (c)	6	60
Group 1 Automotive Inc.	2	132
Groupon Inc. - Class A (c) (e)	14	112
Guess? Inc.	4	120
H&R Block Inc.	8	248
HanesBrands Inc.	3	241
Harley-Davidson Inc.	8	501
Harman International Industries Inc.	3	363
Harte-Hanks Inc.	2	20
Hasbro Inc.	3	165
Haverty Furniture Cos. Inc.	2	46
Helen of Troy Ltd. (c)	2	134
hhgregg Inc. (c) (e)	1	9
Hibbett Sports Inc. (c) (e)	1	38
Hillenbrand Inc.	3	104
Home Depot Inc.	33	2,601
HomeAway Inc. (c)	3	111
Hovnanian Enterprises Inc. (c) (e)	7	33
HSN Inc.	4	216
Hyatt Hotels Corp. (c)	2	111
Iconix Brand Group Inc. (c)	2	89
International Game Technology	13	185
International Speedway Corp. - Class A	1	44
Interpublic Group of Cos. Inc.	12	209
Interval Leisure Group Inc.	3	86
iRobot Corp. (c) (e)	2	73
Isle of Capri Casinos Inc. (c)	1	8
Jack in the Box Inc. (c)	3	174
John Wiley & Sons Inc. - Class A (e)	3	144
John Wiley & Sons Inc. - Class B	—	6
Johnson Controls Inc.	11	516
Jos. A. Bank Clothiers Inc. (c)	2	116
Journal Communications Inc. - Class A (c)	3	23
K12 Inc. (c)	1	14
Kate Spade & Co. (c)	7	245
KB Home	4	59
Kirkland’s Inc. (c)	2	28
Kohl’s Corp.	13	754
Kona Grill Inc. (c)	1	19
Krispy Kreme Doughnuts Inc. (c)	3	55
L Brands Inc.	7	396
La-Z-Boy Inc.	3	68

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Lakeland Industries Inc. (c)	—	1
Lamar Advertising Co. - Class A (c)	5	246
Las Vegas Sands Corp.	9	742
Lear Corp.	4	334
Leggett & Platt Inc.	7	220
Lennar Corp. - Class A	6	234
Libbey Inc. (c)	1	18
Liberty Global Plc - Class A (c)	5	203
Liberty Global Plc - Class C (c)	12	473
Liberty Interactive Corp. - Class A (c)	23	666
Liberty Media Corp. - Class A (c)	5	683
Liberty Ventures - Class A (c)	2	293
Life Time Fitness Inc. (c) (e)	3	149
Lifetime Brands Inc.	1	20
LIN Media LLC - Class A (c)	2	41
Lions Gate Entertainment Corp. (e)	4	116
Lithia Motors Inc. - Class A	1	73
Live Nation Inc. (c)	12	261
LKQ Corp. (c)	7	195
Lowe’s Cos. Inc.	24	1,194
Luby’s Inc. (c)	1	8
Lululemon Athletica Inc. (c) (e)	2	116
Lumber Liquidators Holdings Inc. (c)	1	94
M/I Homes Inc. (c)	1	30
Macy’s Inc.	8	492
Madison Square Garden Inc. - Class A (c)	3	182
Marcus Corp.	1	15
Marine Products Corp.	1	9
MarineMax Inc. (c)	—	6
Marriott International Inc. - Class A	7	405
Marriott Vacations Worldwide Corp. (c)	2	119
Mattel Inc.	8	307
Matthews International Corp.	2	92
Mattress Firm Holding Corp. (c) (e)	1	54
McClatchy Co. - Class A (c) (e)	—	1
McDonald’s Corp.	22	2,165
McGraw-Hill Financial. Inc.	6	445
MDC Holdings Inc.	2	65
Media General Inc. - Class A (c) (e)	—	6
Men’s Wearhouse Inc.	4	206
Meredith Corp.	2	88
Meritage Homes Corp. (c)	1	59
MGM Resorts International (c)	24	623
Michael Kors Holdings Ltd. (c)	4	419
Modine Manufacturing Co. (c)	4	54
Mohawk Industries Inc. (c)	3	468
Monarch Casino & Resort Inc. (c)	1	13
Monro Muffler Brake Inc. (e)	2	91
Morningstar Inc.	2	189
Motorcar Parts of America Inc. (c)	1	16
Movado Group Inc.	1	50
National CineMedia Inc.	4	53
Nautilus Inc. (c)	3	33
Netflix Inc. (c)	1	317
New York & Co. Inc. (c)	5	22
New York Times Co. - Class A (e)	10	170
Newell Rubbermaid Inc.	7	221
News Corp. - Class A (c)	15	259
News Corp. - Class B (c)	9	143
Nexstar Broadcasting Group Inc. - Class A	1	45
Nike Inc. - Class B	14	1,017
Nordstrom Inc.	7	409
NutriSystem Inc.	1	16
NVR Inc. (c)	—	344
O’Reilly Automotive Inc. (c)	4	537
Office Depot Inc. (c)	25	103
Omnicom Group Inc.	3	195
Orbitz Worldwide Inc. (c)	2	12
Orient-Express Hotels Ltd. - Class A (c)	6	92
Outerwall Inc. (c) (e)	1	94
Overstock.com Inc. (c)	1	10
Oxford Industries Inc.	1	70
Pandora Media Inc. (c)	6	183
Panera Bread Co. - Class A (c)	1	191
Papa John’s International Inc.	1	52
Penn National Gaming Inc. (c)	4	55
Penske Auto Group Inc. (e)	6	252
Pep Boys-Manny Moe & Jack (c)	2	29
PetSmart Inc.	2	152
Pier 1 Imports Inc. (e)	6	119
Polaris Industries Inc.	2	226
Pool Corp.	2	94
Popeyes Louisiana Kitchen Inc. (c)	1	20
Priceline.com Inc. (c)	1	1,073
Pulte Homes Inc.	19	359
PVH Corp.	4	505
Quicksilver Inc. (c)	7	53
Ralph Lauren Corp. - Class A	1	99
Red Lion Hotels Corp. (c)	1	4
Red Robin Gourmet Burgers Inc. (c)	1	57
Regal Entertainment Group - Class A (e)	7	136
Regis Corp.	2	30
Rent-A-Center Inc.	4	116
RG Barry Corp.	—	2
Rick’s Cabaret International Inc. (c)	1	9
Rocky Brands Inc.	1	9
Ross Stores Inc.	7	529
Royal Caribbean Cruises Ltd.	11	583
Ruby Tuesday Inc. (c)	3	15
Ruth’s Hospitality Group Inc.	2	28
Ryland Group Inc.	3	116
Sally Beauty Holdings Inc. (c)	3	90
Scientific Games Corp. (c) (e)	6	78
Scripps Networks Interactive Inc. - Class A	3	253
Sears Holdings Corp. (c) (e)	5	239
Select Comfort Corp. (c)	1	13
Service Corp. International	14	280
Shiloh Industries Inc. (c)	1	14
Shoe Carnival Inc.	1	30
Shutterfly Inc. (c)	3	112
Signet Jewelers Ltd.	3	269
Sinclair Broadcast Group Inc. - Class A (e)	4	107
Sirius XM Holdings Inc. (c) (e)	49	156
Six Flags Entertainment Corp.	4	158
Sizmek Inc. (c)	3	33
Skechers U.S.A. Inc. - Class A (c)	2	67
Skullcandy Inc. (c)	2	14
Smith & Wesson Holding Corp. (c) (e)	3	42
Sonic Automotive Inc.	2	49
Sonic Corp. (c)	2	50
Sotheby’s	4	157
Spartan Motors Inc.	2	8
Speedway Motorsports Inc.	2	28
Stage Stores Inc.	2	39
Standard Motor Products Inc.	2	79
Standard-Pacific Corp. (c)	12	102
Staples Inc.	31	350
Starbucks Corp.	14	1,018
Starwood Hotels & Resorts Worldwide Inc.	5	422
Starz - Class A (c)	4	136
Stein Mart Inc.	2	28
Steiner Leisure Ltd. (c)	1	40
Steven Madden Ltd. (c)	4	130
Stoneridge Inc. (c)	3	35
Sturm Ruger & Co. Inc. (e)	—	24
Systemax Inc. (c)	2	25

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Target Corp.	8	484
Tempur Sealy International Inc. (c)	2	103
Tenneco Inc. (c)	2	140
Tesla Motors Inc. (c)	3	580
Texas Roadhouse Inc.	4	102
The Jones Group Inc.	3	47
Thor Industries Inc.	3	176
Tiffany & Co.	3	255
Tile Shop Holdings Inc. (c) (e)	—	3
Time Warner Cable Inc.	6	878
Time Warner Inc.	21	1,361
TJX Cos. Inc.	16	959
Toll Brothers Inc. (c)	8	273
Tower International Inc. (c)	1	15
Town Sports International Holdings Inc.	2	14
Tractor Supply Co.	4	314
TripAdvisor Inc. (c)	4	335
TRW Automotive Holdings Corp. (c)	7	548
Tupperware Brands Corp.	2	143
Twenty-First Century Fox Inc. - Class A	25	787
Twenty-First Century Fox Inc. - Class B	7	224
Ulta Salon Cosmetics & Fragrance Inc. (c)	2	147
Under Armour Inc. - Class A (c)	2	220
Unifi Inc. (c)	—	9
Universal Electronics Inc. (c)	2	65
Universal Technical Institute Inc.	2	22
Urban Outfitters Inc. (c)	3	102
Vail Resorts Inc.	2	125
ValueVision Media Inc. (c)	4	21
VF Corp.	6	363
Viacom Inc. - Class A	—	9
Viacom Inc. - Class B	9	763
Visteon Corp. (c)	2	221
Vitamin Shoppe Inc. (c)	1	62
VOXX International Corp. - Class A (c)	—	1
WABCO Holdings Inc. (c)	1	150
Walt Disney Co.	28	2,251
Weight Watchers International Inc. (e)	1	21
Wendy’s Co.	24	215
West Marine Inc. (c)	1	11
Wet Seal Inc. - Class A (c) (e)	7	9
Whirlpool Corp.	5	717
Williams-Sonoma Inc.	4	266
Winmark Corp.	—	8
Winnebago Industries Inc. (c)	1	27
Wolverine World Wide Inc. (e)	5	148
World Wrestling Entertainment Inc. - Class A	1	29
Wyndham Worldwide Corp.	5	348
Wynn Resorts Ltd.	2	400
Yum! Brands Inc.	9	713
Zale Corp. (c)	2	38
Zumiez Inc. (c)	2	47
		77,421
CONSUMER STAPLES - 7.4%
Alico Inc.	—	11
Alliance One International Inc. (c)	5	15
Altria Group Inc.	45	1,689
Andersons Inc.	2	128
Annie’s Inc. (c) (e)	1	25
Archer-Daniels-Midland Co.	15	660
Avon Products Inc.	8	119
B&G Foods Inc.	3	104
Beam Inc.	8	650
Boston Beer Co. Inc. (c)	—	49
Boulder Brands Inc. (c)	4	72
Brown-Forman Corp. - Class A	1	67
Brown-Forman Corp. - Class B	3	260
Bunge Ltd.	7	563
Cal-Maine Foods Inc.	2	100
Calavo Growers Inc.	1	35
Campbell Soup Co.	10	459
Casey’s General Stores Inc.	2	131
Central Garden & Pet Co. (c)	1	4
Chefs’ Warehouse Inc. (c)	1	19
Chiquita Brands International Inc. (c)	2	25
Church & Dwight Co. Inc.	5	319
Clorox Co.	4	390
Coca-Cola Bottling Co.	—	33
Coca-Cola Co.	74	2,860
Coca-Cola Enterprises Inc.	10	462
Colgate-Palmolive Co.	22	1,403
ConAgra Foods Inc.	13	394
Constellation Brands Inc. - Class A (c)	7	558
Constellation Brands Inc. - Class B (c)	—	1
Costco Wholesale Corp.	8	875
Craft Brewers Alliance Inc. (c)	1	12
CVS Caremark Corp.	27	2,015
Darling International Inc. (c)	9	186
Dean Foods Co.	4	68
Dr. Pepper Snapple Group Inc.	10	526
Elizabeth Arden Inc. (c)	1	32
Energizer Holdings Inc.	3	304
Estee Lauder Cos. Inc.	5	323
Farmer Bros. Co. (c)	1	14
Flowers Foods Inc.	12	267
Fresh Del Monte Produce Inc.	4	100
General Mills Inc.	11	591
Hain Celestial Group Inc. (c)	3	233
Herbalife Ltd. (e)	2	133
Hershey Co.	3	334
Hillshire Brands Co.	5	203
Hormel Foods Corp.	5	265
Ingles Markets Inc. - Class A	1	15
Ingredion Inc.	5	340
Inter Parfums Inc.	2	62
Inventure Foods Inc. (c)	—	3
J&J Snack Foods Corp.	1	86
JM Smucker Co.	5	486
John B. Sanfilippo & Son Inc.	—	10
Kellogg Co.	5	295
Keurig Green Mountain Inc.	4	472
Kimberly-Clark Corp.	8	843
Kraft Foods Group Inc.	13	733
Kroger Co.	8	347
Lancaster Colony Corp.	1	140
Limoneira Co. (e)	1	24
Lorillard Inc.	6	328
Mannatech Inc. (c)	—	5
McCormick & Co. Inc.	2	165
Mead Johnson Nutrition Co.	7	576
Medifast Inc. (c)	1	35
Molson Coors Brewing Co. - Class B	8	447
Mondelez International Inc. - Class A	38	1,328
Monster Beverage Corp. (c)	6	388
National Beverage Corp. (c)	1	10
Nu Skin Enterprises Inc.	1	101
Nutraceutical International Corp. (c)	1	28
Oil-Dri Corp. of America	—	3
Omega Protein Corp. (c)	1	7
Orchids Paper Products Co.	—	7
Pantry Inc. (c)	1	19
PepsiCo Inc.	33	2,792
Philip Morris International Inc.	21	1,709
Pilgrim’s Pride Corp. (c)	8	160
Post Holdings Inc. (c)	3	144

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Prestige Brands Holdings Inc. (c)	3	86
PriceSmart Inc.	1	91
Procter & Gamble Co.	44	3,520
Revlon Inc. - Class A (c)	2	61
Reynolds American Inc.	5	269
Rite Aid Corp. (c)	49	307
Safeway Inc.	14	502
Sanderson Farms Inc.	2	123
Snyders-Lance Inc.	5	148
Spartan Stores Inc.	2	37
Spectrum Brands Holdings Inc.	3	263
Susser Holdings Corp. (c) (e)	1	74
Sysco Corp.	10	355
The Fresh Market Inc. (c)	2	50
Tootsie Roll Industries Inc. (e)	2	51
TreeHouse Foods Inc. (c)	2	168
Tyson Foods Inc.	13	585
United Natural Foods Inc. (c)	3	177
Universal Corp. (e)	1	45
USANA Health Sciences Inc. (c) (e)	1	38
Vector Group Ltd. (e)	2	49
Village Super Market Inc. - Class A	—	8
Wal-Mart Stores Inc.	37	2,811
Walgreen Co.	14	951
WD-40 Co.	1	67
Weis Markets Inc.	2	74
WhiteWave Foods Co. - Class A (c)	4	117
Whole Foods Market Inc.	5	278
		41,499
ENERGY - 10.0%
Adams Resources & Energy Inc.	—	14
Alon USA Energy Inc.	4	59
Alpha Natural Resources Inc. (c) (e)	12	52
Anadarko Petroleum Corp.	12	993
Apache Corp.	9	764
Atwood Oceanics Inc. (c)	4	208
Baker Hughes Inc.	10	683
Basic Energy Services Inc. (c)	2	64
Bill Barrett Corp. (c)	2	58
Bolt Technology Corp.	1	29
Bonanza Creek Energy Inc. (c)	3	111
BPZ Resources Inc. (c) (e)	4	13
Bristow Group Inc.	2	113
C&J Energy Services Inc. (c)	3	96
Cabot Oil & Gas Corp. - Class A	10	331
Callon Petroleum Co. (c)	2	19
Cameron International Corp. (c)	8	472
CARBO Ceramics Inc. (e)	1	167
Carrizo Oil & Gas Inc. (c)	3	182
Cheniere Energy Inc. (c)	5	290
Chesapeake Energy Corp.	24	604
Chevron Corp.	45	5,321
Cimarex Energy Co.	5	589
Clayton Williams Energy Inc. (c)	1	79
Cloud Peak Energy Inc. (c)	4	81
Cobalt International Energy Inc. (c)	7	126
Comstock Resources Inc.	2	52
Concho Resources Inc. (c)	5	627
ConocoPhillips	27	1,917
CONSOL Energy Inc.	11	437
Contango Oil & Gas Co. (c)	1	41
Continental Resources Inc. (c) (e)	1	99
Core Laboratories NV	1	238
Delek US Holdings Inc.	4	107
Denbury Resources Inc.	13	211
Devon Energy Corp.	9	606
Diamond Offshore Drilling Inc. (e)	4	190
Dresser-Rand Group Inc. (c)	4	228
Dril-Quip Inc. (c)	2	224
Endeavour International Corp. (c) (e)	1	3
Energen Corp.	4	316
Energy XXI Bermuda Ltd. (e)	4	98
EnLink Midstream LLC	3	105
EOG Resources Inc.	7	1,285
EPL Oil & Gas Inc. (c)	3	128
EQT Corp.	3	330
Era Group Inc. (c)	2	46
Evolution Petroleum Corp.	1	7
Exterran Holdings Inc.	4	164
Exxon Mobil Corp.	120	11,707
FMC Technologies Inc. (c)	5	260
Gastar Exploration Inc. (c)	5	25
Geospace Technologies Corp. (c)	1	46
Goodrich Petroleum Corp. (c) (e)	2	29
Green Plains Renewable Energy Inc.	1	38
Gulf Island Fabrication Inc.	1	13
Gulfmark Offshore Inc. - Class A	2	95
Gulfport Energy Corp. (c)	4	310
Halliburton Co.	18	1,066
Helix Energy Solutions Group Inc. (c)	7	157
Helmerich & Payne Inc.	5	552
Hercules Offshore Inc. (c)	6	26
Hess Corp.	7	596
HKN Inc. (c)	—	1
HollyFrontier Corp.	10	472
Hornbeck Offshore Services Inc. (c)	1	52
ION Geophysical Corp. (c)	1	4
James River Coal Co. (c) (e)	—	—
Key Energy Services Inc. (c)	9	82
Kinder Morgan Inc.	13	409
Knightsbridge Tankers Ltd. (e)	3	37
Kodiak Oil & Gas Corp. (c)	20	238
Kosmos Energy Ltd. (c)	11	119
Laredo Petroleum Holdings Inc. (c)	7	184
Magnum Hunter Resources Corp. (c)	7	60
Marathon Oil Corp.	17	586
Marathon Petroleum Corp.	7	611
Matador Resources Co. (c)	4	95
Matrix Service Co. (c)	2	51
McDermott International Inc. (c) (e)	4	31
Miller Energy Resources Inc. (c) (e)	—	1
Mitcham Industries Inc. (c)	1	8
Murphy Oil Corp.	4	275
Murphy USA Inc. (c)	1	44
Nabors Industries Ltd.	19	469
National Oilwell Varco Inc.	10	785
Natural Gas Services Group Inc. (c)	1	21
Newfield Exploration Co. (c)	9	267
Newpark Resources Inc. (c)	7	83
Noble Corp plc	12	377
Noble Energy Inc.	8	572
Northern Oil and Gas Inc. (c) (e)	4	54
Oasis Petroleum Inc. (c)	5	218
Occidental Petroleum Corp.	19	1,819
Oceaneering International Inc.	2	176
Oil States International Inc. (c)	4	358
Panhandle Oil and Gas Inc. - Class A	—	16
Parker Drilling Co. (c)	10	71
Patterson-UTI Energy Inc.	10	303
PDC Energy Inc. (c)	2	150
Peabody Energy Corp.	17	279
Penn Virginia Corp. (c) (e)	7	128
PetroQuest Energy Inc. (c)	1	7
PHI Inc. (c)	1	35
PHI Inc. (c)	—	4

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Phillips 66	12	927
Pioneer Energy Services Corp. (c)	2	30
Pioneer Natural Resources Co.	5	859
QEP Resources Inc.	12	355
Range Resources Corp.	4	303
Renewable Energy Group Inc. (c) (e)	2	19
Rentech Inc. (c)	2	5
Rex Energy Corp. (c)	4	73
RigNet Inc. (c)	1	43
Rosetta Resources Inc. (c)	4	184
Rowan Cos. Plc - Class A (c)	8	261
RPC Inc.	8	159
SandRidge Energy Inc. (c) (e)	31	190
Schlumberger Ltd.	22	2,147
Scorpio Tankers Inc.	12	118
SEACOR Holdings Inc. (c)	2	137
SemGroup Corp. - Class A	3	170
Ship Finance International Ltd.	4	70
SM Energy Co.	4	280
Southwestern Energy Co. (c)	13	601
Spectra Energy Corp.	11	411
Stone Energy Corp. (c)	4	185
Superior Energy Services Inc.	8	236
Synergy Resources Corp. (c)	4	38
Targa Resources Corp.	2	190
Teekay Corp.	5	291
Tesco Corp. (c)	3	46
Tesoro Corp.	7	337
Tetra Technologies Inc. (c)	6	74
TGC Industries Inc. (c)	1	4
Tidewater Inc.	3	152
Transocean Ltd. (e)	8	345
Triangle Petroleum Corp. (c) (e)	6	52
Ultra Petroleum Corp. (c) (e)	8	208
Unit Corp. (c)	3	204
VAALCO Energy Inc. (c)	2	19
Valero Energy Corp.	12	659
W&T Offshore Inc. (e)	4	66
Warren Resources Inc. (c)	3	13
Weatherford International Ltd. (c)	37	635
Western Refining Inc. (e)	6	220
Westmoreland Coal Co. (c)	1	27
Whiting Petroleum Corp. (c)	6	403
Willbros Group Inc. (c)	6	74
Williams Cos. Inc.	11	435
World Fuel Services Corp. (e)	5	213
WPX Energy Inc. (c)	13	230
		56,147
FINANCIALS - 16.2%
1st Source Corp.	2	48
1st United Bancorp Inc.	1	10
ACE Ltd.	8	792
Affiliated Managers Group Inc. (c)	1	240
AFLAC Inc.	11	694
Alexander & Baldwin Inc.	3	149
Alleghany Corp. (c)	1	273
Allied World Assurance Co. Holdings Ltd.	2	232
Allstate Corp.	10	591
Altisource Asset Management Corp. (c)	—	54
Altisource Portfolio Solutions SA (c)	1	85
American Capital Ltd. (c)	18	287
American Equity Investment Life Holding Co.	4	102
American Express Co.	21	1,869
American Financial Group Inc.	6	328
American International Group Inc.	33	1,639
American National Insurance Co.	1	149
Ameriprise Financial Inc.	4	463
Ameris Bancorp (c)	1	26
Amerisafe Inc.	1	48
AmTrust Financial Services Inc. (e)	5	176
Aon Plc - Class A	5	404
Arch Capital Group Ltd. (c)	6	369
Argo Group International Holdings Ltd.	1	30
Arrow Financial Corp.	—	1
Arthur J Gallagher & Co.	4	208
Aspen Insurance Holdings Ltd.	4	163
Associated Bancorp	11	203
Assurant Inc.	5	299
Assured Guaranty Ltd.	11	289
Astoria Financial Corp.	7	91
Atlanticus Holdings Corp. (c)	1	1
AV Homes Inc. (c)	1	11
Axis Capital Holdings Ltd.	7	333
Baldwin & Lyons Inc. - Class B	1	13
BancFirst Corp.	1	62
Bancorp Inc. (c)	2	40
BancorpSouth Inc.	8	206
Bank Mutual Corp.	2	13
Bank of America Corp.	249	4,286
Bank of Hawaii Corp.	3	157
Bank of New York Mellon Corp.	26	922
Bank of the Ozarks Inc.	2	149
BankUnited Inc.	7	227
Banner Corp.	1	54
BB&T Corp.	16	651
BBCN Bancorp Inc.	7	117
Beneficial Mutual Bancorp Inc. (c)	4	51
Berkshire Hathaway Inc. - Class B (c)	29	3,663
Berkshire Hills Bancorp Inc.	1	30
BGC Partners Inc.	8	50
BlackRock Inc.	3	984
BofI Holding Inc. (c)	1	60
BOK Financial Corp.	4	250
Boston Private Financial Holdings Inc.	7	90
Brookline Bancorp Inc.	7	61
Brown & Brown Inc.	9	271
Bryn Mawr Bank Corp.	1	43
C&F Financial Corp. (e)	—	1
Calamos Asset Management Inc. - Class A	1	8
Camden National Corp.	—	12
Capital City Bank Group Inc.	1	9
Capital One Financial Corp.	14	1,046
Capital Southwest Corp.	1	17
CapitalSource Inc.	9	136
Capitol Federal Financial Inc.	11	142
Cardinal Financial Corp.	2	33
Cash America International Inc. (e)	2	59
Cathay General Bancorp	6	151
CBOE Holdings Inc.	4	210
CBRE Group Inc. - Class A (c)	8	222
Center Bancorp Inc.	1	25
CenterState Banks of Florida Inc.	1	14
Central Pacific Financial Corp.	3	51
Charles Schwab Corp.	19	512
Chemical Financial Corp.	2	62
Chubb Corp.	6	518
Cincinnati Financial Corp.	8	383
CIT Group Inc.	10	472
Citigroup Inc.	71	3,372
Citizens Inc. - Class A (c) (e)	2	16
City Holdings Co.	1	48
City National Corp.	4	277
Clifton Savings Bancorp Inc.	1	15
CME Group Inc.	7	544
CNA Financial Corp.	2	81

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CNB Financial Corp.	1	19
CNO Financial Group Inc.	12	208
CoBiz Financial Inc.	3	33
Cohen & Steers Inc. (e)	1	33
Columbia Banking System Inc.	4	116
Comerica Inc.	9	451
Commerce Bancshares Inc.	6	286
Community Bank System Inc.	3	117
Community Trust Bancorp Inc.	1	41
Consolidated-Tomoka Land Co.	—	8
Cowen Group Inc. - Class A (c)	9	39
Crawford & Co.	1	16
Credit Acceptance Corp. (c) (e)	1	160
Cullen/Frost Bankers Inc.	4	300
CVB Financial Corp.	9	140
DFC Global Corp. (c)	2	19
Diamond Hill Investment Group Inc.	—	13
Dime Community Bancshares Inc.	2	36
Discover Financial Services	10	564
Donegal Group Inc. - Class A	1	13
Doral Financial Corp. (c)	1	5
E*TRADE Financial Corp. (c)	18	416
East West Bancorp Inc.	9	321
Eaton Vance Corp.	4	157
eHealth Inc. (c)	1	36
EMC Insurance Group Inc.	1	21
Employer Holdings Inc.	3	54
Endurance Specialty Holdings Ltd.	4	188
Enstar Group Ltd. (c)	1	164
Enterprise Financial Services Corp.	1	28
Erie Indemnity Co. - Class A	2	114
ESSA BanCorp Inc.	1	11
Evercore Partners Inc.	2	103
Everest Re Group Ltd.	2	352
FBL Financial Group Inc. - Class A	1	61
Federal Agricultural Mortgage Corp. - Class C	1	30
Federated Investors Inc. - Class B (e)	6	168
Federated National Holding Co.	1	13
Fidelity National Financial Inc. - Class A	12	387
Fifth Third Bancorp	21	475
Financial Engines Inc.	2	81
Financial Institutions Inc.	1	14
First American Financial Corp.	6	170
First Bancorp Inc.	1	10
First Bancorp Inc. (c)	15	80
First Busey Corp.	6	33
First Cash Financial Services Inc. (c)	2	91
First Citizens BancShares Inc. - Class A	—	23
First Commonwealth Financial Corp.	6	55
First Community Bancshares Inc.	1	13
First Financial Bancorp	3	54
First Financial Bankshares Inc. (e)	1	74
First Financial Corp.	1	30
First Financial Holdings Inc.	1	93
First Financial Northwest Inc.	1	8
First Horizon National Corp.	15	182
First Interstate BancSystem Inc. - Class A	2	44
First Merchants Corp.	2	43
First Midwest Bancorp Inc.	7	111
First Niagara Financial Group Inc.	22	210
First Republic Bank	6	334
FirstMerit Corp.	10	216
Flagstar Bancorp Inc. (c)	2	51
Flushing Financial Corp.	2	33
FNB Corp.	12	154
Forest City Enterprises Inc. (c)	11	219
Forestar Group Inc. (c)	2	30
Fox Chase Bancorp Inc.	1	10
Franklin Resources Inc.	7	368
Fulton Financial Corp.	15	191
FXCM Inc. - Class A (e)	2	32
Gain Capital Holdings Inc.	4	40
GAMCO Investors Inc.	—	16
Genworth Financial Inc. (c)	24	420
German American Bancorp Inc.	1	17
GFI Group Inc.	8	30
Glacier Bancorp Inc.	6	177
Global Indemnity Plc (c)	1	18
Goldman Sachs Group Inc.	10	1,634
Great Southern Bancorp Inc.	1	18
Green Dot Corp. (c)	2	42
Greenhill & Co. Inc. (e)	1	50
Greenlight Capital Re Ltd. - Class A (c)	2	66
Hallmark Financial Services Inc. (c)	2	18
Hancock Holding Co.	6	203
Hanmi Financial Corp.	2	57
Hanover Insurance Group Inc.	3	185
Hartford Financial Services Group Inc.	21	758
HCC Insurance Holdings Inc.	7	296
HCI Group Inc. (e)	1	44
Heartland Financial USA Inc.	1	38
Heritage Commerce Corp.	1	9
Heritage Financial Corp.	1	12
HFF Inc. - Class A	1	34
Hilltop Holdings Inc. (c)	7	173
Home Bancshares Inc.	4	132
Home Federal Bancorp Inc.	1	11
Horace Mann Educators Corp.	1	32
Howard Hughes Corp. (c)	2	354
Hudson City Bancorp Inc.	25	246
Hudson Valley Holding Corp.	1	26
Huntington Bancshares Inc.	39	390
IberiaBank Corp.	2	148
ICG Group Inc. (c)	2	46
Imperial Holdings Inc. (c)	2	9
Independent Bank Corp.	1	38
Interactive Brokers Group Inc.	5	98
IntercontinentalExchange Group Inc.	2	385
International Bancshares Corp.	5	113
INTL FCStone Inc. (c)	1	26
Invesco Ltd.	21	782
Investment Technology Group Inc. (c)	2	36
Investors Bancorp Inc.	6	161
Janus Capital Group Inc. (e)	7	78
Jones Lang LaSalle Inc.	3	341
JPMorgan Chase & Co.	87	5,289
KCG Holdings Inc. - Class A (c)	—	3
Kearny Financial Corp. (c)	2	33
Kemper Corp.	4	154
Kennedy-Wilson Holdings Inc.	5	114
KeyCorp	43	613
Ladenburg Thalmann Financial Services Inc. (c)	7	21
Lakeland Bancorp Inc.	2	21
Lakeland Financial Corp.	1	37
Legg Mason Inc.	8	380
Leucadia National Corp.	17	486
Lincoln National Corp.	13	639
Loews Corp.	8	334
LPL Financial Holdings Inc.	6	333
M&T Bank Corp.	6	741
Macatawa Bank Corp.	1	3
Maiden Holdings Ltd.	4	47
MainSource Financial Group Inc.	1	15
Markel Corp. (c)	1	374
MarketAxess Holdings Inc.	1	78

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Marlin Business Services Inc.	1	21
Marsh & McLennan Cos. Inc.	9	446
MB Financial Inc.	4	124
MBIA Inc. (c)	11	153
Medallion Financial Corp.	2	20
Mercantile Bank Corp. (e)	1	11
Merchants Bancshares Inc.	—	4
Mercury General Corp.	4	166
Meridian Interstate BanCorp Inc. (c)	1	26
MetLife Inc.	22	1,154
Metro Bancorp Inc. (c)	—	6
MGIC Investment Corp. (c)	10	85
Montpelier Re Holdings Ltd.	3	86
Moody’s Corp.	7	555
Morgan Stanley	34	1,046
MSCI Inc. (c)	6	269
NASDAQ OMX Group Inc.	8	301
National Interstate Corp.	—	11
National Penn Bancshares Inc.	8	80
Navigators Group Inc. (c)	1	37
NBT Bancorp Inc.	2	53
Nelnet Inc. - Class A	2	97
New York Community Bancorp Inc. (e)	21	337
NewBridge Bancorp (c)	1	10
NewStar Financial Inc. (c)	2	32
Northern Trust Corp.	12	755
Northfield Bancorp Inc.	4	50
Northwest Bancshares Inc.	8	115
OceanFirst Financial Corp.	1	14
Ocwen Financial Corp. (c)	4	139
OFG Bancorp	4	70
Old National Bancorp	7	109
Old Republic International Corp.	16	266
OmniAmerican Bancorp Inc.	1	11
OneBeacon Insurance Group Ltd. - Class A	2	32
Oritani Financial Corp.	2	39
Pacific Continental Corp.	1	11
PacWest Bancorp (e)	2	76
Park National Corp. (e)	1	38
Park Sterling Corp.	4	27
PartnerRe Ltd.	3	354
People’s United Financial Inc.	20	300
Peoples Bancorp Inc.	1	13
PHH Corp. (c)	3	84
Pico Holdings Inc. (c)	2	39
Pinnacle Financial Partners Inc.	3	102
Piper Jaffray Cos. (c)	1	41
Platinum Underwriters Holdings Ltd.	2	114
PNC Financial Services Group Inc.	12	1,068
Popular Inc. (c)	7	206
Portfolio Recovery Associates Inc. (c)	3	150
Preferred Bank (c)	1	16
Primerica Inc.	5	212
Principal Financial Group Inc.	14	645
PrivateBancorp Inc.	7	203
ProAssurance Corp.	3	134
Progressive Corp.	19	471
Prosperity Bancshares Inc.	4	273
Protective Life Corp.	5	263
Provident Financial Holdings Inc.	—	3
Provident Financial Services Inc.	3	53
Prudential Financial Inc.	11	899
Radian Group Inc.	6	87
Raymond James Financial Inc.	6	330
Regional Management Corp. (c)	—	12
Regions Financial Corp.	64	709
Reinsurance Group of America Inc.	5	361
RenaissanceRe Holdings Ltd.	3	273
Renasant Corp.	2	45
Republic Bancorp Inc. - Class A	1	18
Resource America Inc. - Class A	1	8
RLI Corp. (e)	2	106
Rockville Financial Inc. (e)	2	29
S&T Bancorp Inc.	2	44
Safeguard Scientifics Inc. (c)	1	29
Safety Insurance Group Inc.	1	40
Sandy Spring Bancorp Inc.	2	40
Seacoast Banking Corp of Florida (c)	—	1
SEI Investments Co.	9	290
Selective Insurance Group Inc.	5	112
Sierra Bancorp	1	10
Signature Bank (c)	2	307
Simmons First National Corp. - Class A	1	30
Simplicity Bancorp Inc.	—	7
SLM Corp.	24	578
Southside Bancshares Inc. (e)	1	45
Southwest Bancorp Inc.	1	16
St. Joe Co. (c) (e)	3	58
StanCorp Financial Group Inc.	3	219
State Auto Financial Corp.	3	53
State Street Corp.	10	688
Sterling Bancorp	4	46
Stewart Information Services Corp.	1	49
Stifel Financial Corp. (c)	4	201
Suffolk Bancorp (c)	1	31
Sun Bancorp Inc. (c)	4	15
SunTrust Banks Inc.	13	503
Susquehanna Bancshares Inc.	14	165
SVB Financial Group (c)	3	380
SY Bancorp Inc.	1	26
Symetra Financial Corp.	7	146
Synovus Financial Corp.	62	211
T. Rowe Price Group Inc.	4	355
Taylor Capital Group Inc. (c)	1	31
TCF Financial Corp.	13	214
TD Ameritrade Holding Corp.	11	372
Tejon Ranch Co. (c)	1	31
Territorial Bancorp Inc.	1	11
Texas Capital Bancshares Inc. (c)	2	157
TFS Financial Corp. (c)	12	155
Tompkins Financial Corp.	1	43
Torchmark Corp.	4	341
Tower Group International Ltd.	1	2
TowneBank (e)	1	21
Travelers Cos. Inc.	10	817
Tree.com Inc. (c)	1	30
Trico Bancshares	1	34
TrustCo Bank Corp.	7	53
Trustmark Corp.	5	138
U.S. Bancorp	41	1,774
UMB Financial Corp.	3	216
Umpqua Holdings Corp. (e)	5	101
Union First Market Bankshares Corp.	2	55
United Bankshares Inc.	2	74
United Community Banks Inc. (c)	4	77
United Financial Bancorp Inc.	1	13
United Fire Group Inc.	1	36
Universal Insurance Holdings Inc.	4	47
Univest Corp. of Pennsylvania	1	27
Unum Group	12	435
Validus Holdings Ltd.	6	241
Valley National Bancorp (e)	6	61
ViewPoint Financial Group Inc	3	72
Virtus Investment Partners Inc. (c)	—	69
Waddell & Reed Financial Inc.	3	211
Washington Banking Co.	1	11

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Washington Federal Inc.	9	210
Washington Trust Bancorp Inc.	1	37
Webster Financial Corp.	6	193
Wells Fargo & Co.	116	5,747
WesBanco Inc.	2	66
West Bancorp Inc.	1	12
Westamerica Bancorp (e)	2	86
Western Alliance Bancorp (c)	6	143
Westwood Holdings Group Inc.	—	19
Willis Group Holdings Plc	4	181
Wilshire Bancorp Inc.	8	89
Wintrust Financial Corp.	3	160
WisdomTree Investments Inc. (c) (e)	5	65
World Acceptance Corp. (c) (e)	1	38
WR Berkley Corp.	7	272
WSFS Financial Corp.	—	29
XL Group Plc	13	409
Yadkin Financial Corp (c)	—	1
Zions Bancorp	11	351
		91,114
HEALTH CARE - 11.5%
Abbott Laboratories	24	941
AbbVie Inc.	36	1,841
Acadia HealthCare Co. Inc. (c) (e)	2	108
Accuray Inc. (c) (e)	1	10
Acorda Therapeutics Inc. (c)	1	42
Actavis plc (c)	4	921
Addus HomeCare Corp. (c)	—	9
Aetna Inc.	9	650
Affymetrix Inc. (c) (e)	8	55
Agilent Technologies Inc.	5	296
Air Methods Corp. (c)	3	144
Akorn Inc. (c)	3	56
Albany Molecular Research Inc. (c)	3	47
Alere Inc. (c)	5	187
Alexion Pharmaceuticals Inc. (c)	3	487
Align Technology Inc. (c)	3	145
Alkermes Plc (c)	7	297
Allergan Inc.	5	645
Allscripts-Misys Healthcare Solutions Inc. (c)	12	212
Almost Family Inc. (c)	1	14
Alnylam Pharmaceuticals Inc. (c)	2	131
Amedisys Inc. (c)	4	54
AmerisourceBergen Corp.	8	506
Amgen Inc.	12	1,508
AMN Healthcare Services Inc. (c)	3	36
Amsurg Corp. (c)	2	95
Analogic Corp.	1	53
AngioDynamics Inc. (c)	2	24
Anika Therapeutics Inc. (c)	1	49
ArthroCare Corp. (c)	1	58
athenahealth Inc. (c)	1	192
Atrion Corp.	—	19
Auxilium Pharmaceuticals Inc. (c) (e)	2	64
Baxano Surgical Inc. (c) (e)	1	1
Baxter International Inc.	8	603
Becton Dickinson & Co.	3	398
Bio-Rad Laboratories Inc. - Class A (c)	2	196
Bio-Reference Labs Inc. (c) (e)	2	44
Biogen Idec Inc. (c)	4	1,326
BioMarin Pharmaceutical Inc. (c)	3	217
BioScrip Inc. (c)	4	25
BioTelemetry Inc. (c)	—	4
Boston Scientific Corp. (c)	63	847
Bristol-Myers Squibb Co.	27	1,382
Brookdale Senior Living Inc. (c)	6	197
Bruker Corp. (c)	9	203
Cambrex Corp. (c)	3	53
Cantel Medical Corp.	3	88
Capital Senior Living Corp. (c)	1	32
Cardinal Health Inc.	5	383
CareFusion Corp. (c)	10	406
Celgene Corp. (c)	8	1,134
Celldex Therapeutics Inc. (c) (e)	2	37
Centene Corp. (c)	3	181
Cepheid Inc. (c)	2	106
Cerner Corp. (c)	5	284
Charles River Laboratories International Inc. (c)	3	166
Chemed Corp. (e)	1	63
Chindex International Inc. (c)	1	13
CIGNA Corp.	6	523
Community Health Systems Inc. (c)	6	235
Computer Programs & Systems Inc.	—	29
Conmed Corp.	1	48
Cooper Cos. Inc.	2	226
Corvel Corp. (c)	1	50
Covance Inc. (c)	3	307
Covidien Plc	7	543
CR Bard Inc.	2	319
Cross Country Healthcare Inc. (c)	2	14
CryoLife Inc.	1	12
Cubist Pharmaceuticals Inc. (c)	4	281
Cumberland Pharmaceuticals Inc. (c) (e)	1	4
Cyberonics Inc. (c)	1	72
Cynosure Inc. - Class A (c)	1	34
DaVita HealthCare Partners Inc. (c)	11	731
Dentsply International Inc.	5	213
Edwards Lifesciences Corp. (c)	2	148
Eli Lilly & Co.	19	1,101
Emergent BioSolutions Inc. (c)	2	50
Emeritus Corp. (c)	2	57
Endo International Plc (c)	6	393
Ensign Group Inc.	2	65
ExacTech Inc. (c)	1	11
ExamWorks Group Inc. (c)	2	56
Express Scripts Holding Co. (c)	18	1,367
Five Star Quality Care Inc. (c)	2	10
Forest Laboratories Inc. (c)	13	1,155
Gentiva Health Services Inc. (c)	1	10
Gilead Sciences Inc. (c)	35	2,508
Globus Medical Inc. - Class A (c)	3	91
Greatbatch Inc. (c)	1	50
Haemonetics Corp. (c)	2	78
Hanger Orthopedic Group Inc. (c)	2	77
Harvard Apparatus Regenerative Technology Inc. (c)	—	—
Harvard Bioscience Inc. (c)	—	—
HCA Holdings Inc. (c)	5	279
Health Net Inc. (c)	4	134
HealthSouth Corp.	3	111
Healthways Inc. (c)	2	33
Henry Schein Inc. (c)	3	345
Hi-Tech Pharmacal Co. Inc. (c)	—	4
Hill-Rom Holdings Inc.	4	137
HMS Holdings Corp. (c)	1	18
Hologic Inc. (c)	13	283
Hospira Inc. (c)	8	347
Humana Inc.	8	867
ICU Medical Inc. (c)	1	66
Idexx Laboratories Inc. (c)	2	196
Illumina Inc. (c) (e)	3	404
Impax Laboratories Inc. (c)	6	153
Incyte Corp. (c)	5	268
Insys Therapeutics Inc. (c) (e)	1	35
Integra LifeSciences Holdings Corp. (c)	1	55

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Intuitive Surgical Inc. (c)	1	350
Invacare Corp.	2	40
IPC The Hospitalist Co. Inc. (c) (e)	1	39
Isis Pharmaceuticals Inc. (c) (e)	4	160
Jazz Pharmaceuticals Plc (c)	3	408
Johnson & Johnson	52	5,148
Kindred Healthcare Inc.	5	126
Laboratory Corp. of America Holdings (c)	3	265
Landauer Inc.	—	11
Lannett Co. Inc. (c)	1	43
LHC Group Inc. (c)	1	29
LifePoint Hospitals Inc. (c)	3	152
Ligand Pharmaceuticals Inc. (c)	1	34
Luminex Corp. (c)	1	25
Magellan Health Services Inc. (c)	2	101
Mallinckrodt Plc (c)	3	185
Masimo Corp. (c)	2	66
McKesson Corp.	4	776
MedAssets Inc. (c)	4	104
Medicines Co. (c)	2	68
Medidata Solutions Inc. (c)	2	93
Medivation Inc. (c) (e)	2	148
MEDNAX Inc. (c)	6	372
Medtronic Inc.	17	1,019
Merck & Co. Inc.	47	2,655
Meridian Bioscience Inc.	1	30
Merit Medical Systems Inc. (c)	3	40
Mettler-Toledo International Inc. (c)	1	165
Molina Healthcare Inc. (c)	2	83
Momenta Pharmaceuticals Inc. (c)	3	34
MWI Veterinary Supply Inc. (c)	1	109
Mylan Inc. (c)	9	419
Myriad Genetics Inc. (c) (e)	5	160
National Healthcare Corp.	1	33
National Research Corp. - Class A (c)	1	10
National Research Corp. - Class B (c) (e)	—	4
Natus Medical Inc. (c)	2	58
NPS Pharmaceuticals Inc. (c)	3	94
NuVasive Inc. (c)	4	135
Omnicare Inc.	5	324
Omnicell Inc. (c)	2	69
Opko Health Inc. (c) (e)	21	194
OraSure Technologies Inc. (c)	2	18
Owens & Minor Inc.	4	156
Pacific Biosciences of California Inc. (c)	2	8
PAREXEL International Corp. (c)	3	178
Patterson Cos. Inc.	6	240
PDI Inc. (c)	1	3
PDL BioPharma Inc. (e)	6	48
PerkinElmer Inc.	7	312
Perrigo Co. Plc	2	359
Pfizer Inc.	145	4,672
PharMerica Corp. (c)	2	48
Providence Services Corp. (c)	1	31
Puma Biotechnology Inc. (c)	1	104
Quality Systems Inc.	4	59
Quest Diagnostics Inc. (e)	6	376
Questcor Pharmaceuticals Inc. (e)	2	120
Quidel Corp. (c) (e)	2	42
Regeneron Pharmaceuticals Inc. (c)	2	450
Repligen Corp. (c)	3	36
ResMed Inc. (e)	3	143
Sagent Pharmaceuticals Inc. (c)	1	12
Salix Pharmaceuticals Ltd. (c)	2	211
Sciclone Pharmaceuticals Inc. (c)	6	26
Seattle Genetics Inc. (c)	4	178
Select Medical Holdings Corp.	8	97
Sirona Dental Systems Inc. (c)	3	214
St. Jude Medical Inc.	5	304
STERIS Corp.	3	143
Stryker Corp.	5	400
Sucampo Pharmaceuticals Inc. (c)	1	8
SurModics Inc. (c)	1	18
Symmetry Medical Inc. (c)	1	13
Taro Pharmaceutical Industries Ltd. (c)	2	168
Team Health Holdings Inc. (c)	3	124
Techne Corp.	2	165
Teleflex Inc.	3	279
Tenet Healthcare Corp. (c)	6	251
Theravance Inc. (c) (e)	4	110
Thermo Fisher Scientific Inc.	8	974
Thoratec Corp. (c)	4	141
Tornier BV (c)	3	54
Triple-S Management Corp. - Class B (c)	2	24
United Therapeutics Corp. (c)	3	301
UnitedHealth Group Inc.	24	1,938
Universal American Corp.	4	29
Universal Health Services Inc. - Class B	5	424
US Physical Therapy Inc.	—	15
Utah Medical Products Inc.	—	12
Varian Medical Systems Inc. (c)	3	223
Vascular Solutions Inc. (c)	1	26
VCA Antech Inc. (c)	6	183
Vertex Pharmaceuticals Inc. (c)	4	262
Vical Inc. (c) (e)	—	—
Waters Corp. (c)	2	206
WellCare Health Plans Inc. (c)	3	173
WellPoint Inc.	7	684
West Pharmaceutical Services Inc.	4	159
Wright Medical Group Inc. (c)	4	124
Zimmer Holdings Inc.	6	531
Zoetis Inc. - Class A	14	395
		64,268
INDUSTRIALS - 13.7%
3M Co.	15	2,056
AAON Inc.	2	46
AAR Corp.	2	40
ABM Industries Inc.	5	131
Acacia Research Corp. (e)	2	27
ACCO Brands Corp. (c)	—	1
Aceto Corp.	3	61
Actuant Corp. - Class A	5	164
Acuity Brands Inc.	2	291
ADT Corp. (e)	5	156
Advisory Board Co. (c)	1	64
AECOM Technology Corp. (c)	6	205
Aegion Corp. (c) (e)	2	48
AeroVironment Inc. (c)	2	79
AGCO Corp.	6	357
Air Transport Services Group Inc. (c)	1	12
Alamo Group Inc.	1	56
Alaska Air Group Inc.	4	407
Albany International Corp.	2	77
Allegiant Travel Co.	1	112
Allegion Plc	1	77
Alliant Techsystems Inc.	2	327
Altra Holdings Inc.	1	53
Amerco Inc.	1	268
Ameresco Inc. - Class A (c)	1	4
American Airlines Group Inc. (c)	4	161
American Railcar Industries Inc. (e)	1	66
American Science & Engineering Inc.	—	20
American Woodmark Corp. (c)	1	20
AMETEK Inc.	7	373
AO Smith Corp. (e)	4	184

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Apogee Enterprises Inc.	1	43
Applied Industrial Technologies Inc.	3	131
ARC Document Solutions Inc. (c)	4	32
Argan Inc.	1	21
Arkansas Best Corp.	1	52
Armstrong World Industries Inc. (c)	3	140
Astec Industries Inc.	1	46
Astronics Corp. (c)	—	25
Astronics Corp. - Class B (c)	—	5
Atlas Air Worldwide Holdings Inc. (c)	2	77
Avery Dennison Corp.	7	352
Avis Budget Group Inc. (c)	8	409
AZZ Inc.	1	45
B/E Aerospace Inc. (c)	3	286
Babcock & Wilcox Co.	6	189
Baltic Trading Ltd.	3	19
Barnes Group Inc.	4	151
Barrett Business Services Inc.	—	24
Beacon Roofing Supply Inc. (c)	2	73
Belden Inc.	2	153
Blount International Inc. (c)	3	32
Boeing Co.	17	2,128
Brady Corp.	2	51
Breeze-Eastern Corp. (c) (e)	—	3
Briggs & Stratton Corp.	2	52
Brink’s Co.	3	86
Builders FirstSource Inc. (c)	4	34
Carlisle Cos. Inc.	3	265
Casella Waste Systems Inc. - Class A (c)	1	5
Caterpillar Inc.	12	1,210
CBIZ Inc. (c)	4	33
CDI Corp.	1	15
Celadon Group Inc.	1	29
CH Robinson Worldwide Inc.	3	179
Chart Industries Inc. (c)	2	119
Chicago Bridge & Iron Co. NV	3	273
Cintas Corp.	4	236
CIRCOR International Inc.	1	88
CLARCOR Inc.	3	152
Clean Harbors Inc. (c) (e)	4	216
Colfax Corp. (c)	3	228
Columbus Mckinnon Corp. (c)	1	29
Comfort Systems USA Inc.	3	50
Con-Way Inc.	4	160
Copa Holdings SA - Class A	1	174
Copart Inc. (c)	8	292
Corporate Executive Board Co.	1	104
Courier Corp.	1	8
Covanta Holding Corp.	8	150
Crane Co.	3	224
CSX Corp.	24	689
Cubic Corp.	2	79
Cummins Inc.	3	447
Curtiss-Wright Corp.	3	208
Danaher Corp.	13	960
Deere & Co.	8	699
Delta Air Lines Inc.	18	610
Deluxe Corp.	3	175
DigitalGlobe Inc. (c)	5	139
Donaldson Co. Inc.	4	154
Douglas Dynamics Inc.	2	27
Dover Corp.	5	445
Ducommun Inc. (c)	—	12
Dun & Bradstreet Corp.	2	209
DXP Enterprises Inc. (c)	1	86
Dycom Industries Inc. (c)	3	89
Dynamic Materials Corp.	1	12
Eaton Corp. Plc	11	798
Echo Global Logistics Inc. (c)	1	18
EMCOR Group Inc.	3	146
Emerson Electric Co.	15	1,023
Encore Capital Group Inc. (c) (e)	2	89
Encore Wire Corp.	2	78
Energy Recovery Inc. (c) (e)	1	7
EnerNOC Inc. (c)	2	41
EnerSys Inc.	3	193
Engility Holdings Inc. (c)	1	60
Ennis Inc.	1	18
EnPro Industries Inc. (c)	1	103
Equifax Inc.	4	261
ESCO Technologies Inc.	2	53
Esterline Technologies Corp. (c)	2	224
Exelis Inc.	14	261
Expeditors International of Washington Inc.	5	192
Exponent Inc.	1	49
Fastenal Co. (e)	8	385
Federal Signal Corp. (c)	3	42
FedEx Corp.	7	923
Flowserve Corp.	5	355
Fluor Corp.	6	501
Fortune Brands Home & Security Inc.	5	219
Forward Air Corp.	2	72
Franklin Covey Co. (c)	1	12
Franklin Electric Co. Inc.	3	136
FreightCar America Inc.	—	11
FTI Consulting Inc. (c)	3	88
Fuel Tech Inc. (c)	1	7
Furmanite Corp. (c)	2	20
G&K Services Inc. - Class A	1	49
GATX Corp.	2	145
Generac Holdings Inc.	2	130
General Cable Corp.	2	51
General Dynamics Corp.	5	526
General Electric Co.	226	5,852
Genesee & Wyoming Inc. - Class A (c)	3	320
Geo Group Inc.	4	115
Gibraltar Industries Inc. (c)	1	26
Global Power Equipment Group Inc.	—	8
Gorman-Rupp Co.	1	45
GP Strategies Corp. (c)	1	38
Graco Inc.	3	189
GrafTech International Ltd. (c) (e)	7	76
Graham Corp.	—	13
Granite Construction Inc.	2	71
Great Lakes Dredge & Dock Corp. (c)	3	25
Greenbrier Cos. Inc. (c)	3	139
Griffon Corp.	4	43
H&E Equipment Services Inc. (c)	1	47
Hardinge Inc.	1	21
Harsco Corp.	4	102
Hawaiian Holdings Inc. (c) (e)	5	69
Healthcare Services Group Inc.	2	53
Heartland Express Inc.	4	98
HEICO Corp.	1	88
HEICO Corp. - Class A	2	77
Heidrick & Struggles International Inc.	—	6
Herman Miller Inc.	3	95
Hertz Global Holdings Inc. (c)	34	895
Hexcel Corp. (c)	5	222
Hill International Inc. (c)	2	9
HNI Corp.	3	103
Honeywell International Inc.	15	1,372
HUB Group Inc. (c)	1	58
Hubbell Inc. - Class A	—	11
Hubbell Inc. - Class B	1	171
Hudson Global Inc. (c)	1	2

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Huntington Ingalls Industries Inc.	4	373
Huron Consulting Group Inc. (c)	1	81
Hyster-Yale Materials Handling Inc. - Class A	1	59
ICF International Inc. (c)	1	36
IDEX Corp.	2	177
IHS Inc. - Class A (c)	2	255
II-VI Inc. (c)	4	56
Illinois Tool Works Inc.	7	572
Ingersoll-Rand Plc	12	665
Insperity Inc.	1	45
Insteel Industries Inc.	2	35
Integrated Electrical Services Inc. (c)	—	—
Interface Inc.	3	68
Intersections Inc.	1	4
Iron Mountain Inc.	15	401
ITT Corp.	5	205
Jacobs Engineering Group Inc. (c)	6	393
JB Hunt Transport Services Inc.	3	189
JetBlue Airways Corp. (c) (e)	14	121
John Bean Technologies Corp.	1	28
Joy Global Inc. (e)	7	393
Kaman Corp. (e)	2	84
Kansas City Southern	4	367
KAR Auction Services Inc.	9	267
KBR Inc.	9	243
Kelly Services Inc. - Class A	3	72
Kennametal Inc.	5	227
Kforce Inc.	2	41
Kimball International Inc. - Class B	2	43
Kirby Corp. (c)	4	365
Knight Transportation Inc.	7	155
Knoll Inc.	2	43
Korn/Ferry International (c)	3	88
Kratos Defense & Security Solutions Inc. (c)	6	43
L-3 Communications Holdings Inc.	4	508
Landstar System Inc.	2	105
LB Foster Co.	—	19
Lennox International Inc.	2	173
Lincoln Electric Holdings Inc.	2	130
Lindsay Corp. (e)	—	35
Lockheed Martin Corp.	6	1,055
LSI Industries Inc.	1	6
Manitowoc Co. Inc.	9	289
Manpower Inc.	4	308
Marten Transport Ltd.	1	32
Masco Corp.	9	202
MasTec Inc. (c)	6	248
Matson Inc.	4	89
McGrath RentCorp	2	55
Meritor Inc. (c)	5	57
Metalico Inc. (c)	1	1
Middleby Corp. (c)	1	185
Miller Industries Inc.	1	11
Mistras Group Inc. (c)	2	35
Mobile Mini Inc.	3	109
Moog Inc. (c)	3	176
Moog Inc. - Class B (c)	—	13
MRC Global Inc. (c)	7	183
MSA Safety Inc.	2	115
MSC Industrial Direct Co.	2	178
Mueller Industries Inc.	3	89
Mueller Water Products Inc. - Class A	8	78
Multi-Color Corp.	1	25
MYR Group Inc. (c)	1	24
NACCO Industries Inc. - Class A	1	27
National Presto Industries Inc. (e)	—	23
Navigant Consulting Inc. (c)	4	66
Navistar International Corp. (c) (e)	3	89
Nielsen Holdings NV	17	747
NL Industries Inc.	1	10
NN Inc.	—	10
Nordson Corp.	3	236
Norfolk Southern Corp.	7	717
Nortek Inc. (c)	1	68
Northrop Grumman Systems Corp.	5	580
Northwest Pipe Co. (c)	1	36
Old Dominion Freight Line Inc. (c)	5	307
On Assignment Inc. (c)	4	143
Orbital Sciences Corp. (c)	5	140
Orion Marine Group Inc. (c)	1	15
Oshkosh Corp.	6	332
Owens Corning Inc.	8	335
PACCAR Inc.	6	399
Pacer International Inc. (c)	3	28
Pall Corp.	2	223
Park-Ohio Holdings Corp. (c)	1	55
Parker Hannifin Corp.	2	286
Patrick Industries Inc. (c)	—	21
Pentair Ltd.	10	774
PGT Inc. (c)	2	21
Pitney Bowes Inc.	9	224
Polypore International Inc. (c) (e)	1	38
Powell Industries Inc.	1	44
PowerSecure International Inc. (c)	1	29
Precision Castparts Corp.	2	556
Preformed Line Products Co.	—	13
Primoris Services Corp.	3	78
Proto Labs Inc. (c)	1	44
Quad/Graphics Inc. - Class A (e)	2	35
Quality Distribution Inc. (c)	2	20
Quanex Building Products Corp.	2	41
Quanta Services Inc. (c)	10	369
Raven Industries Inc.	2	80
Raytheon Co.	5	506
RBC Bearings Inc. (c)	1	66
Regal-Beloit Corp.	3	210
Republic Airways Holdings Inc. (c)	2	16
Republic Services Inc. - Class A	17	571
Resources Connection Inc.	1	10
Rexnord Corp. (c)	5	137
Roadrunner Transportation Systems Inc. (c)	3	80
Robert Half International Inc.	6	261
Rockwell Automation Inc.	5	597
Rockwell Collins Inc.	4	339
Rollins Inc.	5	142
Roper Industries Inc.	3	416
RPX Corp. (c)	4	58
RR Donnelley & Sons Co.	11	189
Rush Enterprises Inc. - Class A (c)	2	68
Ryder System Inc.	4	288
Saia Inc. (c)	2	59
Schawk Inc. - Class A	1	22
Sensata Technologies Holding NV (c)	4	178
SIFCO Industries Inc.	—	4
Simpson Manufacturing Co. Inc.	4	143
SkyWest Inc.	2	21
Snap-On Inc.	2	208
Southwest Airlines Co.	34	806
SP Plus Corp. (c)	1	13
Spirit Aerosystems Holdings Inc. - Class A (c)	7	209
Spirit Airlines Inc. (c)	5	289
SPX Corp.	3	283
Standex International Corp.	—	21
Stanley Black & Decker Inc.	7	591
Steelcase Inc. - Class A	4	71
Stericycle Inc. (c)	2	227

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Sun Hydraulics Corp.	1	35
Supreme Industries Inc. - Class A (c)	2	13
Swift Transporation Co. - Class A (c)	5	116
TAL International Group Inc. (e)	2	73
Taser International Inc. (c)	2	42
Team Inc. (c)	1	25
Teledyne Technologies Inc. (c)	2	199
Tennant Co.	1	72
Terex Corp.	7	314
Tetra Tech Inc. (c)	4	104
Textainer Group Holdings Ltd. (e)	3	101
Textron Inc.	13	519
Thermon Group Holdings Inc. (c)	1	23
Timken Co.	6	350
Titan International Inc.	2	30
Toro Co.	2	151
Towers Watson & Co.	2	231
TransDigm Group Inc.	2	315
TRC Cos. Inc. (c)	1	6
Trex Co. Inc. (c) (e)	—	33
TriMas Corp. (c)	3	89
Trinity Industries Inc.	5	384
Triumph Group Inc.	3	176
TrueBlue Inc. (c)	3	82
Tutor Perini Corp. (c)	4	115
Twin Disc Inc.	1	32
Tyco International Ltd.	8	325
Ultralife Corp. (c)	—	1
UniFirst Corp.	1	143
Union Pacific Corp.	10	1,959
United Continental Holdings Inc. (c)	13	579
United Parcel Service Inc. - Class B	17	1,611
United Rentals Inc. (c)	5	513
United Stationers Inc. (e)	3	140
United Technologies Corp.	14	1,654
Universal Forest Products Inc.	1	66
Universal Truckload Services Inc.	—	10
URS Corp.	5	212
US Ecology Inc.	1	43
USG Corp. (c)	3	113
UTi Worldwide Inc.	6	67
Valmont Industries Inc. (e)	2	223
Verisk Analytics Inc. (c)	4	228
Viad Corp.	1	31
Vicor Corp. (c)	1	14
VSE Corp.	—	16
Wabash National Corp. (c)	4	51
Wabtec Corp.	2	164
Waste Connections Inc.	8	342
Waste Management Inc.	10	435
Watsco Inc.	2	161
Watts Water Technologies Inc. - Class A	2	142
Werner Enterprises Inc.	5	133
WESCO International Inc. (c)	3	232
Woodward Governor Co.	4	182
WW Grainger Inc.	1	227
Xerium Technologies Inc. (c)	—	5
XPO Logistics Inc. (c) (e)	1	17
Xylem Inc.	6	218
		76,598
INFORMATION TECHNOLOGY - 17.4%
3D Systems Corp. (c) (e)	3	161
Accelrys Inc. (c)	3	35
Accenture Plc - Class A	14	1,095
ACI Worldwide Inc. (c)	2	123
Activision Blizzard Inc.	33	682
Actuate Corp. (c)	1	9
Acxiom Corp. (c)	5	172
Adobe Systems Inc. (c)	8	497
ADTRAN Inc.	4	97
Advanced Energy Industries Inc. (c)	2	50
Advanced Micro Devices Inc. (c) (e)	5	22
Advent Software Inc.	4	106
Agilysys Inc. (c)	1	11
Akamai Technologies Inc. (c)	6	333
Alliance Data Systems Corp. (c)	2	490
Alpha & Omega Semiconductor Ltd. (c)	1	8
Altera Corp.	10	355
Amdocs Ltd.	8	360
Amphenol Corp. - Class A	4	398
Analog Devices Inc.	10	529
Anixter International Inc.	2	187
Ansys Inc. (c)	2	165
AOL Inc. (c)	5	223
Apple Inc.	18	9,776
Applied Materials Inc.	19	394
Applied Micro Circuits Corp. (c)	1	10
Arris Group Inc. (c)	7	203
Arrow Electronics Inc. (c)	6	381
Aspen Technology Inc. (c)	4	154
Atmel Corp. (c)	22	183
ATMI Inc. (c)	3	90
Autodesk Inc. (c)	5	247
Automatic Data Processing Inc.	9	705
Avago Technologies Ltd.	6	375
AVG Technologies NV (c)	2	43
Avid Technology Inc. (c)	1	9
Avnet Inc.	7	345
AVX Corp.	8	108
Axcelis Technologies Inc. (c)	3	6
Badger Meter Inc.	1	44
Bankrate Inc. (c)	6	101
Bel Fuse Inc. - Class B	—	9
Benchmark Electronics Inc. (c)	2	41
Black Box Corp.	—	5
Blackbaud Inc.	1	38
Blucora Inc. (c)	4	69
Booz Allen Hamilton Holding Corp. - Class A	4	86
Bottomline Technologies Inc. (c)	2	59
Broadcom Corp. - Class A	9	293
Broadridge Financial Solutions Inc.	9	344
Brocade Communications Systems Inc. (c)	28	295
Brooks Automation Inc.	4	43
CA Inc.	16	504
Cabot Microelectronics Corp. (c)	2	69
CACI International Inc. - Class A (c)	1	64
Cadence Design Systems Inc. (c)	14	218
CalAmp Corp. (c)	2	49
Calix Inc. (c)	4	37
Cardtronics Inc. (c)	2	70
Cass Information Systems Inc.	1	31
Ceva Inc. (c)	1	16
Checkpoint Systems Inc. (c)	4	49
Ciena Corp. (c) (e)	6	129
Cirrus Logic Inc. (c) (e)	1	23
Cisco Systems Inc.	121	2,718
Citrix Systems Inc. (c)	4	201
Clearfield Inc. (c)	1	14
Cognex Corp. (c)	5	157
Cognizant Technology Solutions Corp. - Class A (c)	10	497
Coherent Inc. (c)	1	78
Communications Systems Inc.	1	17
CommVault Systems Inc. (c)	2	98
Computer Sciences Corp.	11	663

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Computer Task Group Inc.	1	12
Compuware Corp.	9	96
Comverse Inc. (c)	1	42
Concur Technologies Inc. (c)	2	218
Constant Contact Inc. (c)	2	55
Convergys Corp.	6	140
Conversant Inc. (c)	4	111
CoreLogic Inc. (c)	6	171
Cornerstone OnDemand Inc. (c)	2	86
Corning Inc.	33	695
CoStar Group Inc. (c)	1	205
Cray Inc. (c)	2	87
Cree Inc. (c)	4	212
CSG Systems International Inc.	2	60
CTS Corp.	2	31
Daktronics Inc.	2	27
Dealertrack Technologies Inc. (c)	3	157
Demand Media Inc. (c) (e)	4	20
Diebold Inc.	5	182
Digi International Inc. (c)	1	12
Digimarc Corp.	—	6
Digital River Inc. (c)	4	66
Diodes Inc. (c)	4	102
Dolby Laboratories Inc. - Class A (c) (e)	2	102
Dot Hill Systems Corp. (c)	5	19
DSP Group Inc. (c)	1	9
DST Systems Inc.	2	210
DTS Inc. (c)	1	19
EarthLink Holdings Corp.	5	18
eBay Inc. (c)	17	921
EchoStar Corp. - Class A (c)	3	126
Electro Rent Corp.	1	19
Electronic Arts Inc. (c)	10	284
Electronics for Imaging Inc. (c)	4	169
Ellie Mae Inc. (c) (e)	2	49
EMC Corp.	48	1,326
Emulex Corp. (c)	7	51
Entegris Inc. (c)	9	103
Entropic Communications Inc. (c)	4	18
EPAM Systems Inc. (c)	2	75
EPIQ Systems Inc.	2	23
ePlus Inc. (c)	—	25
Equinix Inc. (c)	1	203
Euronet Worldwide Inc. (c)	3	133
Exar Corp. (c)	3	41
ExlService Holdings Inc. (c)	1	41
Extreme Networks (c)	3	16
F5 Networks Inc. (c)	2	224
Fabrinet (c)	2	36
Facebook Inc. - Class A (c)	30	1,786
FactSet Research Systems Inc. (e)	2	204
Fair Isaac Corp.	2	104
Fairchild Semiconductor International Inc. (c)	5	62
FARO Technologies Inc. (c)	—	18
FEI Co.	2	228
Fidelity National Information Services Inc.	14	750
Finisar Corp. (c)	6	171
First Solar Inc. (c)	7	457
Fiserv Inc. (c)	8	476
FleetCor Technologies Inc. (c)	2	218
FLIR Systems Inc.	7	266
FormFactor Inc. (c)	3	17
Forrester Research Inc.	1	41
Fortinet Inc. (c)	5	112
Freescale Semiconductor Ltd. (c) (e)	8	197
Frequency Electronics Inc. (c)	1	11
Gartner Inc. - Class A (c)	3	191
Genpact Ltd. (c)	11	195
Global Cash Access Holdings Inc. (c)	5	35
Global Payments Inc.	5	385
Globalscape Inc.	1	1
Google Inc. - Class A (c)	5	5,213
GSI Group Inc. (c)	2	27
GSI Technology Inc. (c)	1	9
GT Advanced Technologies Inc. (c) (e)	—	3
Guidewire Software Inc. (c)	3	160
Hackett Group Inc.	3	16
Harmonic Inc. (c)	8	54
Harris Corp.	3	244
Heartland Payment Systems Inc. (e)	1	61
Hewlett-Packard Co.	61	1,986
Hittite Microwave Corp. (e)	2	122
IAC/InterActiveCorp.	5	349
IEC Electronics Corp. (c)	—	2
iGate Corp. (c)	2	73
Imation Corp. (c)	2	10
Infinera Corp. (c)	8	73
Informatica Corp. (c)	6	216
Ingram Micro Inc. - Class A (c)	10	286
Inphi Corp. (c)	—	5
Insight Enterprises Inc. (c)	2	53
Integrated Device Technology Inc. (c)	12	153
Integrated Silicon Solutions Inc. (c)	1	16
Intel Corp.	138	3,567
InterDigital Inc.	1	41
International Business Machines Corp.	16	2,985
International Rectifier Corp. (c)	5	143
Intersil Corp. - Class A	8	104
Intevac Inc. (c)	1	10
IntraLinks Holdings Inc. (c)	6	61
Intuit Inc.	5	353
InvenSense Inc. (c) (e)	—	11
IPG Photonics Corp. (c) (e)	3	197
Itron Inc. (c)	2	89
Ixia (c)	3	35
IXYS Corp.	3	34
j2 Global Inc. (e)	3	151
Jabil Circuit Inc.	13	229
Jack Henry & Associates Inc.	4	249
JDS Uniphase Corp. (c)	9	122
Juniper Networks Inc. (c)	24	628
Kemet Corp. (c)	2	9
Key Tronic Corp. (c)	—	4
KLA-Tencor Corp.	5	368
Knowles Corp. (c)	3	86
Kopin Corp. (c)	4	13
Kulicke & Soffa Industries Inc. (c)	5	66
KVH Industries Inc. (c)	1	8
Lam Research Corp. (c)	8	428
Lattice Semiconductor Corp. (c)	7	53
Leidos Holdings Inc.	6	195
Lexmark International Inc.	5	215
Limelight Networks Inc. (c)	—	—
Linear Technology Corp.	8	380
LinkedIn Corp. - Class A (c)	2	304
Lionbridge Technologies Inc. (c)	2	15
Littelfuse Inc.	1	107
LoJack Corp. (c)	1	4
Loral Space & Communications Inc. (c)	1	42
LSI Corp.	29	316
LTX-Credence Corp. (c)	3	28
M/A-COM Technology Solutions Holdings Inc. (c)	1	23
Magnachip Semiconductor Corp. (c)	2	34
Manhattan Associates Inc. (c)	2	70
Mantech International Corp. - Class A	2	46

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Marvell Technology Group Ltd.	23	366
MasterCard Inc. - Class A	17	1,270
Mattson Technology Inc. (c)	—	—
Maxim Integrated Products Inc.	9	307
MAXIMUS Inc.	3	127
MaxLinear Inc. (c)	1	11
Maxwell Technologies Inc. (c)	3	41
Measurement Specialties Inc. (c)	1	52
Mentor Graphics Corp.	6	126
Mercury Systems Inc. (c)	2	28
Methode Electronics Inc.	3	77
Micrel Inc.	2	17
Microchip Technology Inc. (e)	6	269
Micron Technology Inc. (c)	37	882
MICROS Systems Inc. (c)	4	207
Microsemi Corp. (c)	6	163
Microsoft Corp.	159	6,512
MKS Instruments Inc.	3	82
MoneyGram International Inc. (c)	2	31
Monolithic Power Systems Inc. (c)	1	51
Monotype Imaging Holdings Inc.	2	54
Monster Worldwide Inc. (c)	6	48
Motorola Solutions Inc.	7	460
Move Inc. (c)	1	17
MTS Systems Corp.	1	53
Nanometrics Inc. (c)	1	23
National Instruments Corp.	6	184
NCR Corp. (c)	4	137
NeoPhotonics Corp. (c)	1	11
NetApp Inc.	11	400
NetGear Inc. (c)	2	83
NetScout Systems Inc. (c)	2	90
NetSuite Inc. (c)	1	121
NeuStar Inc. - Class A (c) (e)	3	102
Newport Corp. (c)	2	45
NIC Inc.	2	39
Novatel Wireless Inc. (c)	3	4
Nuance Communications Inc. (c) (e)	12	213
Nvidia Corp.	27	482
Omnivision Technologies Inc. (c)	5	85
ON Semiconductor Corp. (c)	20	188
OpenTable Inc. (c)	1	54
Oplink Communications Inc. (c)	2	38
Oracle Corp.	66	2,713
OSI Systems Inc. (c)	1	66
Park Electrochemical Corp.	1	39
Paychex Inc.	11	471
PDF Solutions Inc. (c)	1	14
Pegasystems Inc.	1	49
Perceptron Inc.	1	13
Perficient Inc. (c)	3	45
Pericom Semiconductor Corp. (c)	1	6
Photronics Inc. (c)	2	17
Plantronics Inc.	3	111
Plexus Corp. (c)	3	115
PLX Technology Inc. (c)	2	10
PMC - Sierra Inc. (c)	10	76
Polycom Inc. (c)	2	31
Power Integrations Inc.	2	100
PRG-Schultz International Inc. (c)	1	6
Procera Networks Inc. (c)	1	11
Progress Software Corp. (c)	3	74
PTC Inc. (c)	6	215
QAD Inc. - Class A	1	14
QLogic Corp. (c)	5	60
QUALCOMM Inc.	28	2,170
QuinStreet Inc. (c)	2	10
Rackspace Hosting Inc. (c)	3	89
Rambus Inc. (c)	7	80
RealNetworks Inc. (c)	2	15
RealPage Inc. (c) (e)	2	38
Red Hat Inc. (c)	4	196
RF Micro Devices Inc. (c)	13	99
Richardson Electronics Ltd.	1	6
Riverbed Technology Inc. (c)	8	160
Rofin-Sinar Technologies Inc. (c)	2	41
Rogers Corp. (c)	1	69
Rosetta Stone Inc. (c)	2	18
Rovi Corp. (c)	5	110
Salesforce.com Inc. (c)	9	523
SanDisk Corp.	10	840
Sanmina Corp. (c)	7	127
Sapient Corp. (c)	9	157
ScanSource Inc. (c)	2	80
Science Applications International Corp.	2	87
SeaChange International Inc. (c)	2	23
Seagate Technology	9	518
Semtech Corp. (c)	3	71
ShoreTel Inc. (c)	6	55
Silicon Image Inc. (c)	7	47
Silicon Laboratories Inc. (c)	2	120
Skyworks Solutions Inc. (c)	12	447
SolarWinds Inc. (c)	2	72
Solera Holdings Inc.	3	172
Sonus Networks Inc. (c)	18	61
Spansion Inc. (c)	3	48
Splunk Inc. (c)	3	179
SS&C Technologies Holdings Inc. (c)	4	177
Stamps.com Inc. (c)	1	25
Stratasys Ltd. (c)	2	193
SunEdison Inc. (c)	8	158
SunPower Corp. (c) (e)	5	165
Super Micro Computer Inc. (c)	3	59
Supertex Inc. (c)	—	16
support.com Inc. (c)	4	11
Sykes Enterprises Inc. (c)	3	52
Symantec Corp.	22	444
Synaptics Inc. (c) (e)	2	105
Synchronoss Technologies Inc. (c)	2	64
SYNNEX Corp. (c)	3	190
Synopsys Inc. (c)	7	280
Syntel Inc. (c)	1	105
Take-Two Interactive Software Inc. (c)	5	108
TE Connectivity Ltd.	7	401
Tech Data Corp. (c)	2	126
TeleCommunication Systems Inc. - Class A (c)	—	—
TeleTech Holdings Inc. (c)	3	80
Teradata Corp. (c)	3	159
Teradyne Inc. (c) (e)	12	240
Tessco Technologies Inc.	1	24
Tessera Technologies Inc.	4	99
Texas Instruments Inc.	21	981
TIBCO Software Inc. (c)	9	175
Total System Services Inc.	11	343
Transact Technologies Inc.	—	1
Travelzoo Inc. (c)	—	5
Trimble Navigation Ltd. (c)	6	227
TriQuint Semiconductor Inc. (c)	14	182
TTM Technologies Inc. (c)	5	43
Tyler Technologies Inc. (c)	1	101
Ubiquiti Networks Inc. (c) (e)	2	70
Ultimate Software Group Inc. (c)	1	116
Ultra Clean Holdings Inc. (c)	2	24
Ultratech Inc. (c)	1	29
Unisys Corp. (c)	2	73
United Online Inc	2	18

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Vantiv Inc. - Class A (c)	4	133
Veeco Instruments Inc. (c)	2	84
VeriFone Systems Inc. (c)	7	242
Verint Systems Inc. (c)	3	137
VeriSign Inc. (c)	3	173
ViaSat Inc. (c)	2	142
Viasystems Group Inc. (c)	1	18
Virtusa Corp. (c)	1	48
Visa Inc. - Class A	8	1,824
Vishay Intertechnology Inc.	7	99
Vishay Precision Group Inc. (c)	1	12
VistaPrint NV (c) (e)	1	59
VMware Inc. - Class A (c)	1	140
Vocus Inc. (c)	1	14
Web.com Group Inc. (c)	1	47
WebMD Health Corp. (c)	2	71
Westell Technologies Inc. (c)	3	12
Western Digital Corp.	11	995
Western Union Co.	11	188
WEX Inc. (c)	2	189
Xerox Corp.	58	659
Xilinx Inc.	6	330
XO Group Inc. (c)	2	18
Xyratex Ltd.	2	22
Yahoo! Inc. (c)	22	779
Yelp Inc. - Class A (c)	1	62
Zebra Technologies Corp. - Class A (c)	3	174
Zillow Inc. - Class A (c) (e)	1	92
Zixit Corp. (c)	3	14
Zygo Corp. (c)	1	9
Zynga Inc. - Class A (c)	42	179
		97,366
MATERIALS - 4.7%
A. Schulman Inc.	2	65
AEP Industries Inc. (c)	1	19
Air Products & Chemicals Inc.	4	417
Airgas Inc.	3	309
Albemarle Corp.	6	408
Alcoa Inc.	48	615
Allegheny Technologies Inc.	7	263
AMCOL International Corp.	1	42
American Vanguard Corp. (e)	2	37
AptarGroup Inc.	3	225
Arabian American Development Co. (c)	1	12
Ashland Inc.	4	388
Axiall Corp.	5	212
Balchem Corp.	2	83
Ball Corp.	5	249
Bemis Co. Inc.	7	258
Cabot Corp.	4	242
Calgon Carbon Corp. (c)	3	61
Carpenter Technology Corp.	3	225
Celanese Corp.	6	354
Century Aluminum Co. (c)	3	45
CF Industries Holdings Inc.	4	1,047
Chemtura Corp. (c)	7	185
Clearwater Paper Corp. (c)	1	66
Cliffs Natural Resources Inc. (e)	10	203
Coeur d’Alene Mines Corp. (c)	4	37
Commercial Metals Co.	9	168
Compass Minerals International Inc.	1	116
Core Molding Technologies Inc. (c)	1	10
Crown Holdings Inc. (c)	3	143
Cytec Industries Inc.	2	178
Deltic Timber Corp.	—	26
Domtar Corp.	2	228
Dow Chemical Co.	27	1,320
E.I. du Pont de Nemours & Co.	17	1,123
Eagle Materials Inc.	3	230
Eastman Chemical Co.	7	631
Ecolab Inc.	4	481
Ferro Corp. (c)	4	56
Flotek Industries Inc. (c)	3	78
FMC Corp.	3	229
Freeport-McMoRan Copper & Gold Inc.	24	786
FutureFuel Corp.	3	61
Globe Specialty Metals Inc.	3	66
Graphic Packaging Holding Co. (c)	20	204
Greif Inc. - Class A	1	78
Greif Inc. - Class B	1	31
Hawkins Inc.	—	12
Haynes International Inc.	1	38
HB Fuller Co.	2	120
Hecla Mining Co. (e)	14	44
Horsehead Holding Corp. (c)	3	44
Huntsman Corp.	19	476
Innophos Holdings Inc.	1	43
Innospec Inc.	1	48
International Flavors & Fragrances Inc.	2	178
International Paper Co.	10	458
Intrepid Potash Inc. (c) (e)	2	25
Kaiser Aluminum Corp.	1	64
KapStone Paper and Packaging Corp. (c)	6	185
Koppers Holdings Inc.	1	24
Kraton Performance Polymers Inc. (c)	2	50
Kronos Worldwide Inc. (e)	2	35
Landec Corp. (c)	2	22
Louisiana-Pacific Corp. (c)	8	127
LSB Industries Inc. (c)	2	56
LyondellBasell Industries NV - Class A	9	814
Martin Marietta Materials Inc.	2	244
Materion Corp.	2	54
MeadWestvaco Corp.	8	319
Mercer International Inc. (c)	2	12
Minerals Technologies Inc.	3	187
Monsanto Co.	10	1,105
Mosaic Co.	4	201
Myers Industries Inc.	3	60
Neenah Paper Inc.	1	52
NewMarket Corp.	1	224
Nucor Corp.	16	786
Olin Corp. (e)	5	133
Olympic Steel Inc.	1	16
OM Group Inc.	2	50
Omnova Solutions Inc. (c)	2	20
Owens-Illinois Inc. (c)	12	407
P.H. Glatfelter Co.	1	38
Packaging Corp. of America	3	209
Penford Corp. (c)	1	18
PolyOne Corp.	5	176
PPG Industries Inc.	3	622
Praxair Inc.	7	904
Quaker Chemical Corp.	1	56
Reliance Steel & Aluminum Co.	4	307
Resolute Forest Products (c)	5	99
Rock-Tenn Co. - Class A	3	339
Rockwood Holdings Inc.	5	342
Royal Gold Inc.	2	115
RPM International Inc.	8	344
RTI International Metals Inc. (c)	1	33
Schnitzer Steel Industries Inc. - Class A	2	54
Schweitzer-Mauduit International Inc.	2	88
Scotts Miracle-Gro Co. - Class A	4	220
Sealed Air Corp.	6	203
Sensient Technologies Corp.	3	169

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Sherwin-Williams Co.	1	278
Sigma-Aldrich Corp.	3	263
Silgan Holdings Inc.	4	216
Sonoco Products Co.	5	215
Southern Copper Corp.	3	86
Steel Dynamics Inc.	14	254
Stepan Co.	1	52
Stillwater Mining Co. (c)	5	74
SunCoke Energy Inc. (c)	4	96
Texas Industries Inc. (c)	1	116
Tronox Ltd. - Class A	3	78
United States Steel Corp. (e)	9	254
Universal Stainless & Alloy Products Inc. (c)	—	10
US Silica Holdings Inc. (e)	—	15
Valspar Corp.	2	173
Vulcan Materials Co.	6	406
Wausau Paper Corp.	4	53
Westlake Chemical Corp.	3	167
Worthington Industries Inc.	4	161
WR Grace & Co. (c)	2	241
Zep Inc.	1	23
		26,610
TELECOMMUNICATION SERVICES - 2.0%
8x8 Inc. (c)	1	8
Alaska Communications Systems Group Inc. (c)	3	6
AT&T Inc.	123	4,303
Atlantic Tele-Network Inc.	1	46
Cbeyond Inc. (c)	1	7
CenturyLink Inc.	12	391
Cincinnati Bell Inc. (c)	10	33
Cogent Communications Group Inc.	1	50
Consolidated Communications Holdings Inc. (e)	3	54
Frontier Communications Corp. (e)	67	381
General Communication Inc. - Class A (c)	3	39
Hawaiian Telcom Holdco Inc. (c) (e)	—	11
IDT Corp. - Class B	1	13
Inteliquent Inc.	2	26
Level 3 Communications Inc. (c)	7	285
Lumos Networks Corp.	1	17
NTELOS Holdings Corp. (e)	1	20
ORBCOMM Inc. (c)	—	—
Premiere Global Services Inc. (c)	2	28
PTGi Holding Inc. (c) (e)	1	2
SBA Communications Corp. (c)	4	393
Shenandoah Telecommunications Co.	1	33
Sprint Corp. (c)	23	211
T-Mobile US Inc. (c)	6	188
Telephone & Data Systems Inc.	6	165
tw telecom inc. (c)	6	174
US Cellular Corp.	2	79
USA Mobility Inc.	1	20
Verizon Communications Inc.	76	3,636
Vonage Holdings Corp. (c)	9	37
Windstream Holdings Inc. (e)	46	383
		11,039
UTILITIES - 2.9%
AES Corp.	17	243
AGL Resources Inc.	6	298
Allete Inc.	2	111
Alliant Energy Corp.	4	201
Ameren Corp.	6	238
American Electric Power Co. Inc.	8	406
American States Water Co.	2	68
American Water Works Co. Inc.	4	189
Aqua America Inc.	9	220
Artesian Resources Corp. - Class A	—	1
Atmos Energy Corp.	5	225
Avista Corp.	3	101
Black Hills Corp.	2	141
California Water Service Group	3	70
Calpine Corp. (c)	14	292
CenterPoint Energy Inc.	10	233
Chesapeake Utilities Corp.	1	44
Cleco Corp.	3	165
CMS Energy Corp.	5	154
Connecticut Water Services Inc.	1	24
Consolidated Edison Inc.	6	311
Consolidated Water Co. Ltd.	2	24
Delta Natural Gas Co. Inc.	—	2
Dominion Resources Inc.	10	696
DTE Energy Co.	4	294
Duke Energy Corp.	11	811
Dynegy Inc. (c) (e)	2	52
Edison International	7	409
El Paso Electric Co.	2	61
Empire District Electric Co.	3	70
Entergy Corp.	4	251
Exelon Corp.	12	389
FirstEnergy Corp.	6	194
Genie Energy Ltd. - Class B (c)	2	20
Great Plains Energy Inc.	8	219
Hawaiian Electric Industries Inc.	5	132
IDACORP Inc.	3	155
Integrys Energy Group Inc.	4	224
ITC Holdings Corp.	9	318
Laclede Group Inc.	2	85
MDU Resources Group Inc.	8	287
MGE Energy Inc.	2	75
Middlesex Water Co.	1	11
National Fuel Gas Co.	2	134
New Jersey Resources Corp.	2	123
NextEra Energy Inc.	7	669
NiSource Inc.	7	257
Northeast Utilities	7	310
Northwest Natural Gas Co.	1	35
NorthWestern Corp.	2	104
NRG Energy Inc.	16	497
OGE Energy Corp.	5	170
ONE Gas Inc. (c)	2	60
Oneok Inc.	7	399
Ormat Technologies Inc. (e)	3	75
Otter Tail Corp. (e)	2	53
Pepco Holdings Inc.	4	88
PG&E Corp.	6	257
Piedmont Natural Gas Co. Inc.	3	113
Pinnacle West Capital Corp.	2	109
PNM Resources Inc.	4	111
Portland General Electric Co.	4	113
PPL Corp.	10	346
Public Service Enterprise Group Inc.	8	314
Questar Corp.	8	196
SCANA Corp.	3	139
Sempra Energy	4	368
SJW Corp.	1	21
South Jersey Industries Inc.	2	114
Southern Co.	14	607
Southwest Gas Corp.	3	138
TECO Energy Inc.	10	166
UGI Corp.	7	341
UIL Holdings Corp.	2	85
Unitil Corp.	1	29
UNS Energy Corp. (e)	2	126

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Vectren Corp.	5	178
Westar Energy Inc.	7	238
WGL Holdings Inc.	2	86
Wisconsin Energy Corp.	5	215
Xcel Energy Inc.	11	337
York Water Co.	1	10
		16,245
Total Common Stocks (cost $444,793)		558,307

RIGHTS - 0.0%
Community Health Systems Inc. (c)	8	1
Total Rights (cost $1)		1

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (c) (e) (f) (q)	1	—
Total Warrants (cost $0)		—

SHORT TERM INVESTMENTS - 3.6%
Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	5,118	5,118

Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	15,190	15,190
Total Short Term Investments (cost $20,308)		20,308
Total Investments - 103.2% (cost $465,102)		578,616
Other Assets and Liabilities, Net - (3.2%)		(17,924)
Total Net Assets - 100.0%		$560,692

JNL/Eagle SmallCap Equity Fund

COMMON STOCKS - 98.5%

CONSUMER DISCRETIONARY - 15.9%
Bally Technologies Inc. (c)	419	$27,746
Chuy’s Holdings Inc. (c)	234	10,087
Deckers Outdoor Corp. (c)	158	12,633
Genesco Inc. (c)	651	48,538
Grand Canyon Education Inc. (c)	178	8,297
Orient-Express Hotels Ltd. - Class A (c)	1,500	21,616
Outerwall Inc. (c) (e)	153	11,111
Pinnacle Entertainment Inc. (c)	258	6,120
Potbelly Corp. (c) (e)	182	3,255
Sotheby’s - Class A	121	5,289
Steven Madden Ltd. (c)	484	17,430
Tenneco Inc. (c)	259	15,036
TravelCenters of America LLC (c)	402	3,277
Universal Electronics Inc. (c)	506	19,440
Vince Holding Corp. (c)	344	9,062
Vitamin Shoppe Inc. (c)	734	34,882
WABCO Holdings Inc. (c)	112	11,781
		265,600
CONSUMER STAPLES - 5.5%
Natural Grocers by Vitamin Cottage Inc. (c) (e)	704	30,752
Pinnacle Foods Inc.	166	4,952
The Fresh Market Inc. (c)	368	12,359
United Natural Foods Inc. (c)	135	9,547
WhiteWave Foods Co. - Class A (c)	1,182	33,733
		91,343
ENERGY - 4.8%
Diamondback Energy Inc. (c)	108	7,257
Geospace Technologies Corp. (c)	329	21,741
Gulfport Energy Corp. (c)	433	30,832
Rice Energy Inc. (c)	753	19,884
		79,714
FINANCIALS - 4.9%
Bancorp Inc. (c)	20	382
Enstar Group Ltd. (c)	61	8,347
FXCM Inc. - Class A (e)	544	8,032
Home Loan Servicing Solutions Ltd. (e)	681	14,712
MGIC Investment Corp. (c)	947	8,071
Stifel Financial Corp. (c)	408	20,281
Two Harbors Investment Corp.	701	7,190
UMB Financial Corp.	241	15,563
		82,578
HEALTH CARE - 21.9%
Acorda Therapeutics Inc. (c)	455	17,240
Aegerion Pharmaceuticals Inc. (c) (e)	152	7,001
Air Methods Corp. (c)	437	23,343
Align Technology Inc. (c)	214	11,070
athenahealth Inc. (c)	31	4,910
Cell Therapeutics Inc. (c) (e)	2,499	8,495
Centene Corp. (c)	467	29,055
Cooper Cos. Inc.	184	25,220
Cubist Pharmaceuticals Inc. (c)	180	13,138
Cyberonics Inc. (c)	153	9,965
Endologix Inc. (c)	598	7,691
Intercept Pharmaceuticals Inc. (c)	16	5,192
Isis Pharmaceuticals Inc. (c)	209	9,022
MedAssets Inc. (c)	952	23,527
Medidata Solutions Inc. (c)	83	4,488
MWI Veterinary Supply Inc. (c)	26	4,089
Natus Medical Inc. (c)	250	6,460
NPS Pharmaceuticals Inc. (c)	231	6,903
Ophthotech Corp. (c) (e)	298	10,651
PAREXEL International Corp. (c)	180	9,724
Receptos Inc. (c)	167	6,990
Salix Pharmaceuticals Ltd. (c)	151	15,605
Seattle Genetics Inc. (c)	350	15,956
Sirona Dental Systems Inc. (c)	232	17,311
Spectranetics Corp. (c)	241	7,302
Team Health Holdings Inc. (c)	413	18,502
Theravance Inc. (c) (e)	422	13,047
Thoratec Corp. (c)	638	22,846
United Therapeutics Corp. (c)	121	11,379
		366,122
INDUSTRIALS - 16.5%
Advisory Board Co. (c)	126	8,090
American Airlines Group Inc. (c)	284	10,393
Chart Industries Inc. (c)	152	12,119
Colfax Corp. (c)	319	22,774
Crane Co.	113	8,070
EMCOR Group Inc.	116	5,445
Geo Group Inc.	795	25,620
Hexcel Corp. (c)	671	29,227
JetBlue Airways Corp. (c)	2,003	17,404
Landstar System Inc.	218	12,935
Manitowoc Co. Inc.	565	17,778
Northwest Pipe Co. (c)	390	14,117
Paylocity Holding Corp. (c)	175	4,208
PGT Inc. (c)	408	4,694
Quality Distribution Inc. (c)	728	9,462
Thermon Group Holdings Inc. (c)	456	10,568
Trex Co. Inc. (c)	209	15,273
TriMas Corp. (c)	239	7,940
USG Corp. (c)	278	9,098
Waste Connections Inc.	473	20,736

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Woodward Governor Co.	255	10,596
		276,547
INFORMATION TECHNOLOGY - 23.0%
Angie’s List Inc. (c) (e)	656	7,995
Aruba Networks Inc. (c)	587	11,002
Aspen Technology Inc. (c)	425	17,992
Cavium Inc. (c)	539	23,554
Coherent Inc. (c)	252	16,479
Concur Technologies Inc. (c)	83	8,215
Cornerstone OnDemand Inc. (c)	504	24,133
Demandware Inc. (c)	277	17,754
E2open Inc. (c) (e)	393	9,272
EZchip Semiconductor Ltd. (c) (e)	150	3,814
Fortinet Inc. (c)	512	11,273
Guidewire Software Inc. (c)	215	10,569
Imperva Inc. (c)	336	18,703
InvenSense Inc. (c) (e)	901	21,332
IPG Photonics Corp. (c) (e)	292	20,764
Ixia (c)	249	3,107
Kulicke & Soffa Industries Inc. (c)	449	5,660
Marin Software Inc. (c)	479	5,063
MoneyGram International Inc. (c)	525	9,271
Nice Systems Ltd. - ADR	340	15,180
Palo Alto Networks Inc. (c)	172	11,783
PTC Inc. (c)	259	9,192
QLIK Technologies Inc. (c)	371	9,853
Qualys Inc. (c)	442	11,233
SciQuest Inc. (c)	234	6,323
SunEdison Inc. (c)	561	10,577
Teradyne Inc. (c) (e)	433	8,604
Trulia Inc. (c) (e)	544	18,048
Ultimate Software Group Inc. (c)	80	10,892
Varonis Systems Inc. (c)	225	8,052
Veeco Instruments Inc. (c)	447	18,738
		384,427
MATERIALS - 6.0%
Huntsman Corp.	851	20,772
Quaker Chemical Corp.	360	28,405
RTI International Metals Inc. (c)	644	17,897
Texas Industries Inc. (c) (e)	381	34,185
		101,259
Total Common Stocks (cost $1,301,006)		1,647,590

SHORT TERM INVESTMENTS - 10.8%
Investment Companies - 1.8%
JNL Money Market Fund, 0.01% (a) (h)	30,126	30,126

Securities Lending Collateral - 9.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	150,957	150,957
Total Short Term Investments (cost $181,083)		181,083
Total Investments - 109.3% (cost $1,482,089)		1,828,673
Other Assets and Liabilities, Net - (9.3%)		(156,148)
Total Net Assets - 100.0%		$1,672,525

JNL/Eastspring Investments Asia ex-Japan Fund

COMMON STOCKS - 98.3%
CHINA - 24.9%
Bank of China Ltd. - Class H	7,469	$3,318
Belle International Holdings Ltd. (c)	1,136	1,136
China Communications Constructions Co. Ltd. - Class H	951	665
China Construction Bank Corp. - Class H	4,595	3,226
China Merchants Bank Co. Ltd. - Class H (e)	1,787	3,251
China Merchants Holdings International Co. Ltd.	304	1,048
China Mobile Ltd.	393	3,608
China Pacific Insurance Group Co. Ltd. - Class H	435	1,559
China Petroleum & Chemical Corp.	2,010	1,798
China Resources Power Holdings Co. Ltd. (e)	804	2,100
China Shanshui Cement Group Ltd.	1,480	626
China Shenhua Energy Co. Ltd. - Class H	688	1,992
Dongfeng Motor Group Co. Ltd. - Class H	1,482	2,102
Huabao International Holdings Ltd.	3,011	1,382
Parkson Retail Group Ltd. (c) (e)	3,231	1,018
PetroChina Co. Ltd. - Class H (c)	2,876	3,124
Wumart Stores Inc. - Class H	1,080	1,057
		33,010
HONG KONG - 15.1%
Cheung Kong Holdings Ltd.	100	1,663
COSCO Pacific Ltd.	247	316
Hang Seng Bank Ltd.	103	1,645
Hutchison Whampoa Ltd.	163	2,163
Jardine Matheson Holdings Ltd.	48	3,057
Li & Fung Ltd.	814	1,206
Longfor Properties Co. Ltd. (e)	949	1,311
Sino Land Co.	1,675	2,469
Standard Chartered Plc (e)	153	3,202
Sun Hung Kai Properties Ltd.	247	3,033
		20,065
INDIA - 9.7%
Axis Bank Ltd.	116	2,840
Bharat Heavy Electricals Ltd.	322	1,058
Bharti Airtel Ltd.	44	233
Federal Bank Ltd.	540	866
Infosys Ltd.	36	1,988
LIC Housing Finances Ltd.	468	1,854
Oil & Natural Gas Corp. Ltd. (c)	411	2,200
Sesa Sterlite Ltd. (c)	211	665
Tata Motors Ltd. - Class A	338	1,149
		12,853
INDONESIA - 4.2%
Bank Negara Indonesia Persero Tbk PT	4,808	2,119
Bank Rakyat Indonesia Persero Tbk PT	3,147	2,675
Salim Ivomas Pratama Tbk PT	8,816	714
		5,508
MALAYSIA - 2.7%
AMMB Holdings Bhd	718	1,580
Genting Bhd (c)	126	388
Genting Malaysia Bhd	1,286	1,655
		3,623
PHILIPPINES - 0.5%
First Gen Corp.	1,560	654

SINGAPORE - 5.6%
Asian Pay Television Trust	1,643	966
CapitaLand Ltd.	519	1,195
DBS Group Holdings Ltd.	124	1,603
Noble Group Ltd.	2,253	2,130
Singapore Telecommunications Ltd.	519	1,509
		7,403

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
SOUTH KOREA - 20.3%
E-Mart Co. Ltd.	3	794
Hana Financial Group Inc.	82	2,998
Hankook Tire Co. Ltd.	40	2,258
Hyundai Engineering & Construction Co. Ltd.	30	1,588
Hyundai Motor Co.	18	4,189
KB Financial Group Inc.	11	383
Korea Electric Power Corp.	29	980
KT&G Corp.	16	1,219
POSCO Inc.	6	1,726
Samsung Electronics Co. Ltd.	7	8,806
SK Innovation Co. Ltd.	17	1,917
		26,858
TAIWAN - 12.0%
Advanced Semiconductor Engineering Inc.	1,025	1,137
CTBC Financial Holding Co. Ltd.	2,828	1,772
Hon Hai Precision Industry Co. Ltd.	1,492	4,238
Taiwan Semiconductor Manufacturing Co. Ltd.	1,450	5,703
Uni-President Enterprises Corp.	1,079	1,880
Wistron Corp.	1,475	1,216
		15,946
THAILAND - 3.3%
Bangkok Bank PCL	242	1,342
Charoen Pokphand Foods PCL	919	795
PTT Exploration & Production PCL	457	2,214
		4,351
Total Common Stocks (cost $131,060)		130,271

SHORT TERM INVESTMENTS - 4.9%
Investment Companies - 1.2%
JNL Money Market Fund, 0.01% (a) (h)	1,582	1,582

Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	4,889	4,889
Total Short Term Investments (cost $6,471)		6,471
Total Investments - 103.2% (cost $137,531)		136,742
Other Assets and Liabilities, Net - (3.2%)		(4,206)
Total Net Assets - 100.0%		$132,536

JNL/Eastspring Investments China-India Fund

COMMON STOCKS - 97.5%
CHINA - 46.2%
Bank of China Ltd. - Class H	41,315	$18,355
Belle International Holdings Ltd. (c) (e)	4,371	4,370
China Blue Chemical Ltd. - Class H	4,678	2,413
China Merchants Bank Co. Ltd. (e)	2,074	3,772
China Mobile Ltd.	988	9,067
China Pacific Insurance Group Co. Ltd. - Class H	3,055	10,938
China Petroleum & Chemical Corp. - Class H	10,824	9,682
China Resources Land Ltd. (e)	1,602	3,525
China Resources Power Holdings Co. Ltd. (e)	2,226	5,815
China Shanshui Cement Group Ltd.	7,800	3,297
China Shenhua Energy Co. Ltd. - Class H	2,154	6,237
China Unicom Hong Kong Ltd. (e)	5,087	6,712
CNOOC Ltd.	6,469	9,794
Dongfeng Motor Group Co. Ltd. - Class H	4,856	6,888
Fosun International Ltd.	3,227	4,064
Franshion Properties China Ltd. (e)	27,528	9,208
Huabao International Holdings Ltd.	9,749	4,475
Industrial & Commercial Bank of China Ltd. - Class H	26,122	16,103
Ping an Insurance Group Co. of China Ltd. - Class H (c) (e)	299	2,485
Sinotrans Shipping Ltd. (c)	6,484	1,932
Tencent Holdings Ltd. (e)	53	3,720
Travelsky Technology Ltd. - Class H	6,122	5,436
Wumart Stores Inc. - Class H	3,979	3,894
Xingda International Holdings Ltd.	6,274	3,143
		155,325
HONG KONG - 0.2%
Guangdong Investment Ltd.	664	635

INDIA - 51.1%
Axis Bank Ltd.	288	7,074
Bank of Baroda (c)	63	768
Bharti Infratel Ltd.	1,023	3,483
Cairn India Ltd.	1,468	8,195
Dr. Reddy’s Laboratories Ltd.	257	11,076
HDFC Bank Ltd.	771	9,730
ICICI Bank Ltd.	457	9,581
Idea Cellular Ltd.	2,401	5,533
Infosys Ltd.	393	21,530
ITC Ltd.	1,600	9,466
Larsen & Toubro Ltd.	487	10,401
LIC Housing Finances Ltd.	2,038	8,071
Mahindra & Mahindra Financial Services Ltd.	1,808	7,647
Mahindra & Mahindra Ltd.	391	6,432
Mphasis Ltd.	725	4,908
Oil India Ltd.	478	3,873
Oracle Financial Services Software Ltd. (c)	41	2,105
Reliance Industries Ltd.	907	14,162
Sesa Sterlite Ltd. (c)	1,082	3,417
Sun TV Network Ltd.	614	4,134
Tata Consultancy Services Ltd.	234	8,364
Tata Motors Ltd. - Class A	600	2,035
Tata Motors Ltd.	1,484	10,031
		172,016
Total Common Stocks (cost $338,239)		327,976

SHORT TERM INVESTMENTS - 4.9%
Investment Companies - 1.7%
JNL Money Market Fund, 0.01% (a) (h)	5,662	5,662

Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	10,837	10,837
Total Short Term Investments (cost $16,499)		16,499
Total Investments - 102.4% (cost $354,738)		344,475
Other Assets and Liabilities, Net - (2.4%)		(8,080)
Total Net Assets - 100.0%		$336,395

JNL/Franklin Templeton Global Growth Fund

COMMON STOCKS - 95.7%

BRAZIL - 1.0%
Petroleo Brasileiro SA - ADR (e)	708	$9,815
Vale SA - ADR Preferred	30	379
		10,194

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CANADA - 1.4%
Talisman Energy Inc.	1,446	14,410

CHINA - 1.6%
China Mobile Ltd.	342	3,135
China Shenhua Energy Co. Ltd. - Class H	2,487	7,201
China Telecom Corp. Ltd. - ADR - Class H (e)	112	5,150
Dongfang Electric Corp. Ltd. - Class H (e)	681	1,063
		16,549
DENMARK - 0.5%
FLSmidth & Co. A/S	105	5,316

FRANCE - 9.8%
Alstom SA	275	7,510
AXA SA	508	13,195
BNP Paribas	196	15,092
Compagnie Generale des Etablissements Michelin	120	15,023
Credit Agricole SA (c)	846	13,339
Orange SA	282	4,162
Sanofi SA	145	15,150
Total SA (e)	179	11,762
Vivendi SA	262	7,279
		102,512
GERMANY - 6.3%
Commerzbank AG (c)	377	6,941
Deutsche Lufthansa AG (c)	732	19,203
Merck KGaA	66	11,118
Metro AG (c)	60	2,438
Muenchener Rueckversicherungs AG	37	8,009
SAP AG	92	7,443
Siemens AG	76	10,285
		65,437
HONG KONG - 0.5%
Kunlun Energy Co. Ltd.	2,920	4,894

INDIA - 0.3%
ICICI Bank Ltd. - ADR	71	3,113

IRELAND - 1.4%
CRH Plc	526	14,727

ISRAEL - 1.2%
Teva Pharmaceutical Industries Ltd. - ADR	245	12,935

ITALY - 3.9%
ENI SpA	421	10,547
Intesa Sanpaolo SpA (c)	3,795	12,878
UniCredit SpA (c)	1,865	17,051
		40,476
JAPAN - 2.7%
Konica Minolta Holdings Inc.	571	5,337
Mazda Motor Corp.	1,085	4,820
Nissan Motor Co. Ltd.	1,066	9,503
Toyota Motor Corp.	144	8,126
		27,786
NETHERLANDS - 6.4%
Akzo Nobel NV	199	16,210
Fugro NV - CVA	116	7,100
ING Groep NV - CVA (c)	954	13,569
Koninklijke Philips Electronics NV	310	10,911
Randstad Holding NV	75	4,400
Royal Dutch Shell Plc - Class B	183	7,129
TNT NV	754	7,396
		66,715
PORTUGAL - 1.2%
Galp Energia SGPS SA	727	12,545

RUSSIAN FEDERATION - 1.5%
Lukoil OAO - ADR	77	4,293
MMC Norilsk Nickel - ADR	373	6,218
Mobile Telesystems OJSC - ADR	269	4,709
		15,220
SINGAPORE - 1.3%
DBS Group Holdings Ltd.	423	5,450
Singapore Telecommunications Ltd.	2,924	8,499
		13,949
SOUTH KOREA - 3.7%
KB Financial Group Inc. - ADR (e)	269	9,464
POSCO Inc. - ADR (e)	161	11,177
Samsung Electronics Co. Ltd. - GDR (q)	29	18,102
		38,743
SPAIN - 1.0%
Telefonica SA	651	10,317

SWEDEN - 1.5%
Getinge AB - Class B	208	5,866
Telefonaktiebolaget LM Ericsson - Class B (e)	739	9,861
		15,727
SWITZERLAND - 3.9%
Credit Suisse Group AG	398	12,874
Roche Holding AG	56	16,936
Swiss Re AG	119	11,086
		40,896
TAIWAN - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	339	6,787

THAILAND - 0.1%
Bangkok Bank PCL - NVDR	190	1,047

TURKEY - 1.0%
Turkcell Iletisim Hizmetleri A/S - ADR (c) (e)	770	10,600

UNITED KINGDOM - 10.2%
Aviva Plc	1,510	12,050
BAE Systems Plc	446	3,101
BP Plc	1,002	8,048
Carillion Plc	127	765
GlaxoSmithKline Plc	434	11,576
HSBC Holdings Plc	688	6,978
International Consolidated Airlines Group SA (c)	1,429	9,942
Kingfisher Plc	1,913	13,451
Marks & Spencer Group Plc	587	4,422
Noble Corp plc	331	10,839
Serco Group Plc	1,030	7,228
Tesco Plc	2,065	10,185
Vodafone Group Plc	2,111	7,762
		106,347
UNITED STATES OF AMERICA - 32.7%
American International Group Inc.	152	7,610
Amgen Inc.	124	15,336
Baker Hughes Inc.	248	16,097
Best Buy Co. Inc.	99	2,603
Brocade Communications Systems Inc. (c)	875	9,288
Chevron Corp.	54	6,478
Cisco Systems Inc.	583	13,054
Citigroup Inc.	300	14,287
Comcast Corp. - Special Class A	341	16,605

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CVS Caremark Corp.	178	13,315
FedEx Corp.	57	7,547
Flextronics International Ltd. (c)	278	2,568
Forest Laboratories Inc. (c)	159	14,683
Halliburton Co.	174	10,252
Hewlett-Packard Co.	429	13,880
JPMorgan Chase & Co.	164	9,930
Medtronic Inc.	248	15,250
Merck & Co. Inc.	234	13,267
Microsoft Corp.	591	24,208
Morgan Stanley	433	13,499
Navistar International Corp. (c) (e)	249	8,445
News Corp. - Class A (c)	267	4,591
Oracle Corp.	114	4,674
Pfizer Inc.	462	14,842
Sprint Corp. (c)	362	3,327
SunTrust Banks Inc.	210	8,368
Target Corp.	95	5,761
Time Warner Cable Inc.	38	5,279
Twenty-First Century Fox Inc. - Class A	278	8,889
United Parcel Service Inc. - Class B	85	8,312
Verizon Communications Inc.	102	4,841
Viacom Inc. - Class B	122	10,349
Walgreen Co.	85	5,591
Walt Disney Co.	106	8,523
		341,549
Total Common Stocks (cost $792,212)		998,791

SHORT TERM INVESTMENTS - 8.3%
Investment Companies - 4.1%
JNL Money Market Fund, 0.01% (a) (h)	42,906	42,906
Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	44,196	44,196
Total Short Term Investments (cost $87,102)		87,102
Total Investments - 104.0% (cost $879,314)		1,085,893
Other Assets and Liabilities, Net - (4.0%)		(41,643)
Total Net Assets - 100.0%		$1,044,250

JNL/Franklin Templeton Global Multisector Bond Fund

CORPORATE BONDS AND NOTES - 13.4%
AUSTRALIA - 0.2%
Barminco Finance Pty Ltd., 9.00%, 06/01/18 (e) (r)	$1,300	$1,196
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (e) (r)	400	421
6.88%, 02/01/18 (e) (r)	1,900	2,002
		3,619
CANADA - 0.8%
B2Gold Corp., 3.25%, 10/01/18 (r) (v)	10,160	10,655
First Quantum Minerals Ltd.
6.75%, 02/15/20 (r)	1,318	1,335
7.00%, 02/15/21 (r)	1,318	1,341
Valeant Pharmaceuticals International Inc., 7.50%, 07/15/21 (r)	600	675
		14,006
CHILE - 0.1%
VTR Finance BV, 6.88%, 01/15/24 (r)	900	936

FRANCE - 0.1%
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	1,900	1,928
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	100	102
		2,030
GERMANY - 0.2%
Faenza GmbH, 8.25%, 08/15/21 (r), EUR	600	909
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (r) (y)	1,000	1,040
Unitymedia Hessen GmbH & Co. KG, 5.75%, 01/15/23 (r), EUR	800	1,196
		3,145
INDIA - 0.0%
Novelis Inc., 8.38%, 12/15/17 (e)	200	214

JAMAICA - 0.2%
Digicel Group Ltd.
8.25%, 09/30/20 (e) (r)	600	641
7.13%, 04/01/22 (r)	800	809
Digicel Ltd., 6.00%, 04/15/21 (e) (r)	2,100	2,147
		3,597
LUXEMBOURG - 0.3%
CHC Helicopter SA, 9.25%, 10/15/20 (e)	1,890	2,053
INEOS Group Holdings SA
6.50%, 08/15/18 (e) (r), EUR	1,000	1,447
5.75%, 02/15/19 (r), EUR	800	1,129
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (r)	800	784
		5,413
MALAYSIA - 0.0%
Bank Negara Malaysia Monetary Note, 0.00%, 08/14/14 (j), MYR	2,840	860

MEXICO - 0.1%
Cemex SAB de CV, 9.00%, 01/11/18 (r) (v)	2,000	2,175

NETHERLANDS - 0.3%
InterGen NV, 7.00%, 06/30/23 (r)	1,300	1,365
Nokia Siemens Networks Finance BV, 7.13%, 04/15/20 (e) (r), EUR	600	947
UPC Holding BV, 6.75%, 03/15/23 (r), EUR	700	1,052
UPCB Finance VI Ltd., 6.88%, 01/15/22 (r)	1,600	1,744
		5,108
RUSSIAN FEDERATION - 0.6%
Alfa Bank OJSC Via Alfa Bond Issuance Plc
7.88%, 09/25/17 (r)	4,800	5,076
7.75%, 04/28/21 (r)	5,750	5,851
		10,927
SOUTH AFRICA - 0.6%
Edcon Pty Ltd.
9.50%, 03/01/18 (e) (r), EUR	7,150	9,604
9.50%, 03/01/18 (e) (r)	1,650	1,609
		11,213
SOUTH KOREA - 1.5%
Bank of Korea, 2.57%, 06/09/14, KRW	7,029,000	6,603
Export-Import Bank of Korea, 1.45%, 05/19/14 (r), SEK	5,450	843
Korea Monetary Stabilization Bond
2.72%, 09/09/14, KRW	6,948,000	6,530
2.90%, 12/02/15, KRW	14,356,500	13,519
		27,495

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
SPAIN - 0.2%
Abengoa Finance SAU
8.88%, 11/01/17 (r)	1,600	1,796
7.75%, 02/01/20 (r)	1,500	1,620
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22 (r)	400	409
		3,825
SWEDEN - 0.1%
Stena AB, 7.00%, 02/01/24 (r)	1,100	1,119
Stena International SA, 5.75%, 03/01/24 (r)	900	898
		2,017
UNITED KINGDOM - 0.6%
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	1,300	1,420
Boparan Finance Plc, 9.75%, 04/30/18 (q), EUR	300	445
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	2,000	2,093
Lynx II Corp., 6.38%, 04/15/23 (e) (r)	1,600	1,696
New Look Bondco I Plc, 8.75%, 05/14/18 (r), GBP	1,100	1,967
Royal Bank of Scotland Group Plc
6.93%, 04/09/18, EUR	600	943
6.13%, 12/15/22 (e)	600	628
Virgin Media Secured Finance Plc, 5.50%, 01/15/25 (r)	1,000	1,013
		10,205
UNITED STATES OF AMERICA - 7.5%
Ally Financial Inc.
8.00%, 12/31/18	500	596
7.50%, 09/15/20	900	1,070
Antero Resources Finance Corp., 7.25%, 08/01/19	454	485
ArcelorMittal, 6.00%, 03/01/21 (e) (l)	1,500	1,599
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	1,600	1,684
Caesars Entertainment Operating Co. Inc.
11.25%, 06/01/17	600	578
9.00%, 02/15/20	1,100	987
Calpine Corp.
7.88%, 07/31/20 (r)	445	490
6.00%, 01/15/22 (r)	200	210
7.88%, 01/15/23 (q)	90	101
7.88%, 01/15/23 (e) (r)	1,104	1,236
5.88%, 01/15/24 (e) (r)	900	914
CCO Holdings LLC
8.13%, 04/30/20 (e)	600	657
5.25%, 09/30/22 (e)	1,400	1,382
Cemex Finance LLC, 6.00%, 04/01/24 (r)	1,500	1,504
Chaparral Energy Inc.
8.25%, 09/01/21	1,500	1,650
7.63%, 11/15/22	600	650
Chesapeake Energy Corp.
6.63%, 08/15/20	1,000	1,123
6.13%, 02/15/21	1,500	1,635
CIT Group Inc.
6.63%, 04/01/18 (r)	500	559
5.38%, 05/15/20	100	107
5.00%, 08/15/22	1,000	1,038
5.00%, 08/01/23	1,000	1,023
Clayton Williams Energy Inc., 7.75%, 04/01/19	1,800	1,912
Clear Channel Communications Inc., 9.00%, 03/01/21 (e)	1,600	1,670
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20	300	324
6.50%, 11/15/22	1,000	1,069
CommScope Inc., 8.25%, 01/15/19 (e) (r)	1,412	1,528
Community Health Systems Inc.
8.00%, 11/15/19	500	549
7.13%, 07/15/20 (e)	1,300	1,410
Consol Energy Inc., 6.38%, 03/01/21 (e)	700	741
Cricket Communications Inc., 7.75%, 10/15/20	1,400	1,600
Crown Castle International Corp., 5.25%, 01/15/23	2,700	2,744
DaVita HealthCare Partners Inc., 5.75%, 08/15/22	1,800	1,917
Del Monte Corp., 7.63%, 02/15/19 (e)	1,039	1,083
DISH DBS Corp.
5.88%, 07/15/22	900	961
5.00%, 03/15/23	700	705
E*TRADE Financial Corp., 6.38%, 11/15/19 (e)	2,200	2,392
Echostar DBS Corp., 7.13%, 02/01/16	400	437
El Paso LLC, 7.00%, 06/15/17	400	451
Energy Transfer Partners LP, 7.50%, 10/15/20	400	458
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17	600	653
7.75%, 06/15/19	1,200	1,287
Equinix Inc., 5.38%, 04/01/23 (e)	2,500	2,550
Exopack Holding Corp., 10.00%, 06/01/18 (r)	1,100	1,194
First Data Corp.
8.25%, 01/15/21 (e) (r)	600	651
11.25%, 01/15/21	200	228
12.63%, 01/15/21	2,200	2,618
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	400	460
Freescale Semiconductor Inc.
8.05%, 02/01/20 (e)	1,900	2,088
5.00%, 05/15/21 (e) (r)	500	510
6.00%, 01/15/22 (r)	500	531
Frontier Communications Corp.
8.50%, 04/15/20	100	116
8.75%, 04/15/22	1,400	1,598
7.13%, 01/15/23	1,000	1,038
7.63%, 04/15/24 (e)	100	105
7.88%, 01/15/27	100	101
Gannett Co. Inc., 5.13%, 07/15/20 (r)	1,600	1,644
General Motors Financial Co. Inc., 3.25%, 05/15/18	700	706
Goodyear Tire & Rubber Co., 6.50%, 03/01/21	2,500	2,725
Halcon Resources Corp.
9.75%, 07/15/20 (r)	900	968
8.88%, 05/15/21 (e)	1,600	1,660
9.25%, 02/15/22 (e) (r)	600	626
HCA Holdings Inc., 7.75%, 05/15/21	500	551
HCA Inc.
7.50%, 02/15/22	700	800
5.88%, 03/15/22	1,800	1,939
Hologic Inc.
6.25%, 08/01/20	1,100	1,163
6.25%, 08/01/20	200	212
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,800	1,975
inVentiv Health Inc., 9.00%, 01/15/18 (r)	700	742
Jaguar Holding Co. I, 9.38%, 10/15/17 (r) (y)	1,000	1,051
Jarden Corp., 6.13%, 11/15/22 (e)	400	430
JBS USA LLC
8.25%, 02/01/20 (e) (r)	1,100	1,204
7.25%, 06/01/21 (r)	700	744
JPMorgan Chase & Co., 6.00%, (callable at 100 beginning 08/01/23) (i) (m)	1,900	1,871
Kinder Morgan Inc., 5.00%, 02/15/21 (r)	1,000	1,002
Linn Energy LLC
7.25%, 11/01/19 (e) (r)	500	521
7.75%, 02/01/21 (e)	1,200	1,290
Manitowoc Co. Inc., 8.50%, 11/01/20	400	449

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MGM Resorts International
7.50%, 06/01/16	500	557
7.75%, 03/15/22 (e)	2,000	2,320
Michaels Stores Inc., 7.75%, 11/01/18	1,000	1,069
Midstates Petroleum Co. Inc., 9.25%, 06/01/21 (e)	1,200	1,254
Navistar International Corp., 8.25%, 11/01/21 (e)	1,000	1,020
Novelis Inc., 8.75%, 12/15/20	1,300	1,453
Nuveen Investments Inc., 9.50%, 10/15/20 (e) (r)	2,300	2,449
Offshore Group Investment Ltd.
7.50%, 11/01/19	2,100	2,236
7.13%, 04/01/23	100	102
PBF Holding Co. LLC, 8.25%, 02/15/20	1,300	1,410
Penn Virginia Corp., 8.50%, 05/01/20	800	890
Pinnacle Entertainment Inc.
8.75%, 05/15/20	400	438
7.75%, 04/01/22 (e)	1,600	1,724
Plains Exploration & Production Co.
6.13%, 06/15/19	100	110
6.63%, 05/01/21	1,600	1,752
PNK Finance Corp., 6.38%, 08/01/21 (r)	100	104
PVR Partners LP, 6.50%, 05/15/21	1,500	1,601
Quicksilver Resources Inc., 9.13%, 08/15/19 (e)	1,600	1,592
Regency Energy Partners LP, 5.88%, 03/01/22 (e)	700	726
Reynolds Group Issuer Inc.
9.00%, 04/15/19	2,300	2,461
9.88%, 08/15/19	300	335
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (e)	2,000	2,062
6.25%, 03/15/22 (r)	900	938
5.63%, 04/15/23	800	796
Samson Investment Co., 10.75%, 02/15/20 (r)	2,000	2,180
SLM Corp.
8.45%, 06/15/18	1,400	1,648
5.50%, 01/15/19	900	952
4.88%, 06/17/19 (e)	800	813
Sprint Corp., 7.13%, 06/15/24 (r)	600	630
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	1,300	1,589
7.00%, 03/01/20 (r)	100	115
6.00%, 11/15/22 (e)	900	917
Sun Merger Sub Inc., 5.88%, 08/01/21 (r)	500	519
T-Mobile USA Inc.
6.54%, 04/28/20	1,600	1,722
6.13%, 01/15/22	200	210
6.50%, 01/15/24	400	419
Tenet Healthcare Corp.
5.00%, 03/01/19 (r)	300	300
8.13%, 04/01/22	1,400	1,564
Terex Corp., 6.00%, 05/15/21	2,100	2,247
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (r)	1,600	1,228
Univision Communications Inc.
6.88%, 05/15/19 (e) (r)	500	538
6.75%, 09/15/22 (r)	1,085	1,200
5.13%, 05/15/23 (e) (r)	1,000	1,023
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	1,800	1,944
5.63%, 12/01/21 (r)	200	210
Visant Corp., 10.00%, 10/01/17	1,200	1,195
		135,792
Total Corporate Bonds and Notes (cost $231,558)		242,577

GOVERNMENT AND AGENCY OBLIGATIONS - 60.9%
BRAZIL - 3.9%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/18 - 08/15/22 (s), BRL	25,560	26,969
Brazil Letras do Tesouro Nacional, 0.00%, 04/01/14 - 01/01/17 (j), BRL	77,280	27,429
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/19 - 01/01/23, BRL	42,060	16,879
		71,277
CANADA - 1.4%
Canada Government Bond
0.75%, 05/01/14, CAD	1,197	1,083
3.00%, 06/01/14, CAD	3,213	2,916
2.25%, 08/01/14, CAD	6,893	6,263
1.00%, 11/01/14 - 02/01/15, CAD	13,479	12,197
2.00%, 12/01/14, CAD	3,394	3,092
		25,551
GHANA - 2.1%
Ghana Government Bond
14.00%, 10/13/14, GHS	50	18
14.99%, 02/23/15, GHS	5,520	1,871
24.00%, 05/25/15, GHS	17,482	6,345
21.00%, 10/26/15, GHS	33,913	11,849
19.24%, 05/30/16, GHS	5,065	1,706
26.00%, 06/05/17, GHS	1,340	507
23.00%, 08/21/17, GHS	5,683	2,017
19.04%, 09/24/18, GHS	27,610	8,544
Republic of Ghana, 7.88%, 08/07/23 (r)	4,950	4,541
		37,398
HUNGARY - 7.7%
Hungary Government Bond
6.75%, 08/22/14 - 11/24/17, HUF	4,263,590	20,018
7.75%, 08/24/15, HUF	42,700	203
5.50%, 12/22/16 - 06/24/25, HUF	5,648,610	25,775
4.00%, 04/25/18, HUF	260,350	1,141
6.50%, 06/24/19, HUF	450,550	2,170
7.50%, 11/12/20, HUF	2,576,490	13,097
7.00%, 06/24/22, HUF	3,053,750	15,142
Hungary Government International Bond
4.38%, 07/04/17 (q), EUR	5,000	7,208
5.75%, 06/11/18 (q), EUR	5,500	8,338
5.38%, 02/21/23 (e)	27,100	27,477
6.00%, 11/24/23 (e), HUF	4,017,400	18,761
		139,330
ICELAND - 0.2%
Iceland Government International Bond, 5.88%, 05/11/22 (r)	2,800	3,035

IRELAND - 6.0%
Ireland Government Bond
5.50%, 10/18/17, EUR	1,934	3,076
5.90%, 10/18/19, EUR	2,193	3,672
4.50%, 04/18/20, EUR	2,496	3,916
5.00%, 10/18/20, EUR	11,512	18,598
5.40%, 03/13/25, EUR	48,111	79,516
		108,778
LATVIA - 0.3%
Republic of Latvia, 5.25%, 02/22/17 - 06/16/21 (e) (r)	4,500	4,901

LITHUANIA - 0.3%
Lithuania Government International Bond, 6.13%, 03/09/21 (r)	4,040	4,616

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MALAYSIA - 5.6%
Malaysia Government Bond
3.43%, 08/15/14, MYR	201,240	61,717
3.74%, 02/27/15, MYR	56,875	17,515
3.84%, 08/12/15, MYR	33,260	10,280
4.72%, 09/30/15, MYR	25,658	8,039
3.20%, 10/15/15, MYR	9,880	3,029
		100,580
MEXICO - 3.0%
Mexico Bonos
7.00%, 06/19/14, MXN	6,302	486
9.50%, 12/18/14, MXN	233,270	18,596
6.00%, 06/18/15, MXN	30,448	2,393
8.00%, 12/17/15, MXN	152,145	12,429
6.25%, 06/16/16, MXN	203,230	16,289
7.25%, 12/15/16, MXN	19,370	1,597
Mexico Government Inflation Indexed Bond
4.50%, 12/18/14 (n), MXN	2,644	208
5.00%, 06/16/16 (n), MXN	6,786	563
3.50%, 12/14/17 (n), MXN	7,105	582
4.00%, 06/13/19 (n), MXN	4,955	418
2.50%, 12/10/20 (n), MXN	3,936	308
		53,869
PHILIPPINES - 0.0%
Philippine Government Bond
7.00%, 01/27/16, PHP	2,100	51
9.13%, 09/04/16, PHP	1,120	28
		79
POLAND - 4.4%
Poland Government Bond
5.75%, 04/25/14, PLN	48,000	15,907
5.50%, 04/25/15, PLN	3,333	1,134
0.00%, 07/25/15 - 01/25/16 (j), PLN	182,139	57,540
6.25%, 10/24/15, PLN	1,664	579
5.00%, 04/25/16, PLN	13,220	4,543
		79,703
SERBIA - 2.5%
Republic of Serbia
10.00%, 03/01/15, RSD	104,000	1,255
4.88%, 02/25/20 (r)	4,280	4,280
7.25%, 09/28/21 (r)	10,700	11,985
Serbia Treasury Bond, 10.00%, 04/27/15 - 11/21/18, RSD	2,328,610	27,830
		45,350
SINGAPORE - 0.9%
Singapore Government Bond
3.63%, 07/01/14, SGD	19,400	15,549
1.13%, 04/01/16, SGD	350	282
		15,831
SLOVENIA - 1.2%
Slovenia Government International Bond
5.50%, 10/26/22 (r)	9,006	9,603
5.85%, 05/10/23 (r)	11,615	12,660
		22,263
SOUTH KOREA - 9.9%
Korea Monetary Stabilization Bond
2.82%, 08/02/14, KRW	2,289,500	2,152
2.78%, 10/02/14, KRW	35,131,000	33,030
2.84%, 12/02/14, KRW	9,784,180	9,205
2.74%, 02/02/15, KRW	22,958,390	21,584
2.47%, 04/02/15, KRW	31,819,150	29,834
2.76%, 06/02/15, KRW	3,545,700	3,333
2.80%, 08/02/15, KRW	43,504,640	40,916
Korea Treasury Bond
3.25%, 12/10/14 - 06/10/15, KRW	5,988,700	5,653
4.50%, 03/10/15, KRW	256,400	245
4.00%, 09/10/15 - 03/10/16, KRW	1,861,100	1,782
2.75%, 12/10/15 - 06/10/16, KRW	28,742,640	26,985
3.00%, 12/10/16, KRW	4,350,500	4,101
		178,820
SRI LANKA - 0.6%
Sri Lanka Government Bond
11.00%, 09/01/15, LKR	30,100	242
8.50%, 11/01/15 - 07/15/18, LKR	402,780	3,041
8.00%, 06/01/16 - 11/15/18, LKR	522,290	4,008
5.80%, 01/15/17 - 07/15/17, LKR	268,300	1,928
7.50%, 08/15/18, LKR	5,260	38
10.60%, 07/01/19, LKR	4,100	34
9.00%, 05/01/21, LKR	296,620	2,188
11.20%, 07/01/22, LKR	14,160	113
		11,592
SWEDEN - 2.6%
Kommuninvest I Sverige AB, 2.25%, 05/05/14, SEK	67,380	10,424
Sweden Government Bond, 6.75%, 05/05/14, SEK	235,090	36,513
		46,937
UKRAINE - 4.1%
Financing of Infrastructural Projects State Enterprise, 8.38%, 11/03/17 (r)	100	87
Ukraine Government International Bond
6.25%, 06/17/16 (e) (r)	580	548
6.58%, 11/21/16 (r)	696	654
9.25%, 07/24/17 (e) (r)	16,830	16,494
6.75%, 11/14/17 (r)	7,360	6,771
7.75%, 09/23/20 (e) (r)	1,357	1,269
7.95%, 02/23/21 (e) (r)	9,700	9,118
7.80%, 11/28/22 (e) (r)	21,300	19,729
7.50%, 04/17/23 (e) (r)	22,130	20,470
		75,140
URUGUAY - 4.2%
Uruguay Government International Inflation Indexed Bond
5.00%, 09/14/18 (n), UYU	28,669	1,325
4.25%, 04/05/27 (n), UYU	44,975	2,038
4.38%, 12/15/28 - 12/15/28 (n), UYU	609,246	27,395
3.70%, 06/26/37 (n), UYU	9,092	377
Uruguay Inflation Indexed Letras De Regulacion Monetaria En UI, 0.00%, 03/26/15 (j) (n), UYU	5,708	238
Uruguay Inflation Indexed Notas del Tesoro
7.00%, 12/23/14 (n), UYU	30,703	1,380
4.00%, 06/14/15 - 05/25/25 (n), UYU	302,210	13,006
2.75%, 06/16/16 (n), UYU	87,392	3,675
4.25%, 01/05/17 (n), UYU	38,581	1,678
2.25%, 08/23/17 (n), UYU	27,985	1,137
3.25%, 01/27/19 (n), UYU	257	11
2.50%, 09/27/22 (n), UYU	55,317	2,165
Uruguay Notas del Tesoro
9.75%, 06/14/14, UYU	35,153	1,533
10.50%, 03/21/15, UYU	152,454	6,462
10.25%, 08/22/15, UYU	133,328	5,534
9.50%, 01/27/16, UYU	192,343	7,750

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
11.00%, 03/21/17, UYU	19,910	802
		76,506
Total Government and Agency Obligations (cost $1,083,798)		1,101,556

OTHER EQUITY INTERESTS - 0.2%
ITALY - 0.2%
Wind Acquisition Finance SA (r) (u)	2,800	2,951
Total Other Equity Interests (cost $2,755)		2,951

COMMON STOCKS - 0.0%
UNITED KINGDOM - 0.0%
CEVA Holdings LLC (c) (f)	—	449
Total Common Stocks (cost $466)		449

PREFERRED STOCKS - 0.1%
UNITED KINGDOM - 0.1%
CEVA Holdings LLC (f) (v)	—	27
CEVA Holdings LLC (f) (v)	1	971
Total Preferred Stocks (cost $1,030)		998

SHORT TERM INVESTMENTS - 30.5%
Investment Companies - 12.9%
JNL Money Market Fund, 0.01% (a) (h)	233,982	233,982

Securities Lending Collateral - 8.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	145,160	145,160

Treasury Securities - 9.6%
Bank Negara Malaysia Monetary Note
0.87%, 04/17/14, MYR	8,640	2,642
0.86%, 04/24/14, MYR	110	34
0.85%, 05/20/14, MYR	60	18
0.88%, 05/27/14, MYR	5,960	1,817
0.88%, 07/10/14, MYR	10	3
0.86%, 07/15/14, MYR	11,530	3,501
0.88%, 07/17/14, MYR	10	3
0.86%, 07/24/14, MYR	16,170	4,906
0.88%, 08/05/14, MYR	1,675	508
0.87%, 09/11/14, MYR	6,930	2,094
0.87%, 09/18/14, MYR	1,090	329
0.86%, 09/25/14, MYR	13,720	4,143
0.86%, 10/02/14, MYR	29,670	8,952
0.86%, 10/16/14, MYR	6,350	1,914
0.86%, 11/06/14, MYR	5,425	1,632
0.86%, 12/16/14, MYR	20	6
0.87%, 01/08/15, MYR	4,165	1,246
0.86%, 01/20/15, MYR	10,065	3,009
0.86%, 01/29/15, MYR	4,315	1,289
0.85%, 02/17/15, MYR	17,360	5,178
Hungary Treasury Bill, 0.02%, 06/25/14, HUF	109,680	489
Malaysia Treasury Bill, 0.87%, 05/30/14, MYR	2,310	704
Mexico Cetes
0.26%, 04/03/14, MXN	8,641	6,617
0.27%, 04/30/14, MXN	6,633	4,924
0.27%, 07/10/14, MXN	1,703	1,292
0.27%, 08/21/14, MXN	1,566	1,183
0.26%, 09/18/14, MXN	2,237	1,686
0.28%, 10/16/14, MXN	5,119	3,847
0.27%, 12/11/14, MXN	9,314	6,961
Monetary Authority of Singapore
0.26%, 04/04/14, SGD	7,810	6,209
0.25%, 04/11/14, SGD	6,250	4,968
0.22%, 04/25/14, SGD	1,230	978
0.21%, 05/02/14, SGD	26,000	20,665
0.21%, 05/23/14, SGD	620	493
0.31%, 06/20/14, SGD	12,500	9,932
0.20%, 08/19/14, SGD	570	453
Philippine Treasury Bill
0.00%, 04/10/14, PHP	6,265	140
0.02%, 06/04/14, PHP	339,510	7,550
0.02%, 07/02/14, PHP	17,560	390
0.02%, 09/03/14, PHP	136,000	3,009
0.00%, 10/08/14, PHP	11,180	244
Singapore Treasury Bill
0.23%, 04/04/14, SGD	350	278
0.23%, 05/30/14, SGD	17,217	13,664
Sweden Treasury Bill, 0.11%, 06/18/14, SEK	20,940	3,230
Uruguay Treasury Bill
0.37%, 05/16/14, UYU	27,140	1,177
0.34%, 06/20/14, UYU	10,100	432
0.38%, 07/24/14, UYU	19,360	815
0.50%, 08/29/14, UYU	16,221	673
0.36%, 09/11/14, UYU	4,980	206
0.38%, 12/18/14, UYU	7,590	301
0.58%, 01/16/15, UYU	28,270	1,110
0.45%, 02/05/15, UYU	7,260	283
0.59%, 02/20/15, UYU	5,385	210
0.43%, 03/26/15, UYU	80,404	3,073
0.36%, 05/14/15, UYU	55,575	2,083
0.41%, 07/02/15, UYU	20,958	772
0.52%, 08/20/15, UYU	448,321	16,238
0.53%, 10/08/15, UYU	10,400	370
0.52%, 11/26/15, UYU	14,930	522
0.52%, 01/14/16, UYU	87,975	3,028
		174,423
Total Short Term Investments (cost $557,525)		553,565
Total Investments - 105.1% (cost $1,877,132)		1,902,096
Other Assets and Liabilities, Net - (5.1%)		(91,870)
Total Net Assets - 100.0%		$1,810,226

JNL/Franklin Templeton Income Fund

COMMON STOCKS - 49.7%
CONSUMER DISCRETIONARY - 0.7%
Dex Media Inc. (c) (e)	21	$196
Ford Motor Co.	400	6,240
General Motors Co.	76	2,600
McDonald’s Corp.	34	3,323
Target Corp.	100	6,069
		18,428
CONSUMER STAPLES - 1.2%
Coca-Cola Co.	328	12,661
PepsiCo Inc.	187	15,606
		28,267
ENERGY - 7.8%
Baker Hughes Inc.	139	9,005
BP Plc - ADR	720	34,632
Canadian Oil Sands Ltd.	563	11,818
Chesapeake Energy Corp.	190	4,868
Chevron Corp.	126	14,971
Exxon Mobil Corp.	243	23,697
Peabody Energy Corp.	312	5,106
Royal Dutch Shell Plc - ADR	668	48,833
Spectra Energy Corp.	300	11,097
Total SA - ADR (e)	162	10,621

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Transocean Ltd. (e)	150	6,201
Williams Cos. Inc.	144	5,840
		186,689
FINANCIALS - 5.7%
Bank of America Corp.	970	16,684
Barclays Plc	500	1,946
Citigroup Inc.	100	4,760
Commonwealth Bank of Australia	82	5,889
HSBC Holdings Plc	750	7,594
JPMorgan Chase & Co.	511	30,992
MetLife Inc.	127	6,691
Royal Bank of Canada	113	7,431
Toronto-Dominion Bank NY	119	5,560
Wells Fargo & Co.	955	47,492
Westfield Retail Trust	813	2,250
		137,289
HEALTH CARE - 6.0%
Eli Lilly & Co.	130	7,658
Johnson & Johnson	275	27,013
Merck & Co. Inc.	757	42,964
Pfizer Inc.	739	23,733
Roche Holding AG	96	28,723
Sanofi SA - ADR	250	13,070
		143,161
INDUSTRIALS - 3.8%
Caterpillar Inc.	60	5,932
CEVA Holdings LLC (c) (f)	2	2,304
Deere & Co.	104	9,443
General Electric Co.	1,219	31,565
Lockheed Martin Corp.	91	14,839
Raytheon Co.	62	6,164
Republic Services Inc. - Class A	294	10,057
Waste Management Inc.	245	10,316
		90,620
INFORMATION TECHNOLOGY - 3.7%
Apple Inc.	31	16,371
Cisco Systems Inc.	561	12,577
Intel Corp.	1,050	27,098
Maxim Integrated Products Inc.	305	10,108
Microsoft Corp.	221	9,051
Oracle Corp.	51	2,086
Texas Instruments Inc.	252	11,858
		89,149
MATERIALS - 8.5%
Agrium Inc. (e)	135	13,165
AngloGold Ashanti Ltd. - ADR	123	2,105
Barrick Gold Corp.	337	6,005
BHP Billiton Plc	841	25,966
Dow Chemical Co.	775	37,633
E.I. du Pont de Nemours & Co.	253	16,983
Freeport-McMoRan Copper & Gold Inc.	591	19,557
Goldcorp Inc.	345	8,443
LyondellBasell Industries NV - Class A	270	24,014
Mosaic Co.	136	6,810
Newmont Mining Corp.	423	9,908
Potash Corp. of Saskatchewan Inc.	98	3,531
Rio Tinto Plc - ADR (e)	519	28,987
		203,107
TELECOMMUNICATION SERVICES - 1.5%
AT&T Inc.	500	17,535
CenturyLink Inc.	150	4,926
Telstra Corp. Ltd.	900	4,244
Verizon Communications Inc.	79	3,753
Vodafone Group Plc	1,636	6,018
		36,476
UTILITIES - 10.8%
AGL Resources Inc.	100	4,896
American Electric Power Co. Inc.	250	12,665
Dominion Resources Inc.	250	17,762
Duke Energy Corp.	421	30,012
Dynegy Inc. (c) (e)	473	11,785
Entergy Corp.	200	13,370
Exelon Corp.	460	15,438
FirstEnergy Corp.	250	8,507
HK Electric Investments Ltd. (c)	3,000	1,942
NextEra Energy Inc.	233	22,301
Pepco Holdings Inc.	344	7,047
PG&E Corp.	566	24,464
Pinnacle West Capital Corp.	100	5,466
PPL Corp.	404	13,379
Public Service Enterprise Group Inc.	300	11,442
Sempra Energy	175	16,933
Southern Co.	609	26,758
TECO Energy Inc.	200	3,430
Xcel Energy Inc.	350	10,626
		258,223
Total Common Stocks (cost $1,002,518)		1,191,409

EQUITY LINKED STRUCTURED NOTES - 3.1%
ENERGY - 1.8%
Bank of America Corp. Equity Linked Note (Schlumberger Ltd.), 6.00% (r)	100	9,446
Barclays Bank Plc Equity Linked Note (Devon Energy Corp.), 6.00% (r)	115	7,578
Barclays Bank Plc Equity Linked Note (Weatherford International Ltd.), 7.50% (r)	210	3,533
Royal Bank of Canada Equity Linked Note (Halliburton Co.), 7.00% (r)	475	22,953
		43,510
FINANCIALS - 1.0%
JPMorgan Chase & Co. Equity Linked Note (Bank of America Corp.), 6.50% (r)	1,595	22,299

INFORMATION TECHNOLOGY - 0.3%
Wells Fargo & Co. Equity Linked Note (Broadcom Corp.), 7.00% (r)	260	7,634
Total Equity Linked Structured Notes (cost $65,819)		73,443

PREFERRED STOCKS - 3.0%
ENERGY - 1.0%
Chesapeake Energy Corp., 5.75% (m) (r) (v)	5	5,032
Halcon Resources Corp., 5.75% (m) (v)	5	3,750
Sanchez Energy Corp., 4.88% (m) (r) (v)	50	3,731
Sanchez Energy Corp., 6.50%, Class B (m) (r) (v)	80	6,089
SandRidge Energy Inc., 7.00% (e) (m) (v)	50	5,034
		23,636
FINANCIALS - 1.5%
Bank of America Corp., 7.25%, Series L (m) (v)	12	13,582
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (m)	186	2,040
Federal National Mortgage Association, 5.38%, (callable at 105,000 beginning 05/12/14) (c) (d) (m)	—	1,750

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Federal National Mortgage Association, 6.75%, (callable at 25 beginning 05/12/14), Series Q (c) (d) (m)	100	891
Federal National Mortgage Association, 7.63%, (callable at 25 beginning 05/12/14), Series R (c) (d) (m)	143	1,341
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	65	680
FelCor Lodging Trust Inc., 1.95%, Series A (m) (v)	60	1,492
MetLife Inc., 5.00%	66	2,033
Wells Fargo & Co., 7.50%, Series L (m) (v)	10	11,730
		35,539
INDUSTRIALS - 0.1%
CEVA Holdings LLC (f)	—	83
CEVA Holdings LLC (f)	2	2,185
		2,268
MATERIALS - 0.1%
ArcelorMittal, 6.00% (v)	120	2,877

UTILITIES - 0.3%
Dominion Resources Inc., 6.13% (v)	37	2,099
Dominion Resources Inc., 6.00% (v)	37	2,109
NextEra Energy Inc., 5.89% (v)	48	2,931
		7,139
Total Preferred Stocks (cost $72,360)		71,459

WARRANTS - 0.0%
Dynegy Inc. (c)	33	57
Total Warrants (cost $769)		57

CORPORATE BONDS AND NOTES - 35.7%
CONSUMER DISCRETIONARY - 6.9%
Academy Ltd., 9.25%, 08/01/19 (r)	$1,800	1,964
Cablevision Systems Corp.
8.63%, 09/15/17 (e)	1,000	1,188
7.75%, 04/15/18	3,000	3,428
Caesars Entertainment Operating Co. Inc.
11.25%, 06/01/17	750	722
8.50%, 02/15/20	3,000	2,655
9.00%, 02/15/20	4,600	4,128
9.00%, 02/15/20	3,000	2,693
CBS Outdoor Americas Capital LLC
5.25%, 02/15/22 (e) (r)	200	205
5.63%, 02/15/24 (r)	200	205
CCO Holdings LLC
7.38%, 06/01/20	3,500	3,828
6.50%, 04/30/21	3,000	3,180
5.75%, 01/15/24 (e)	5,000	4,962
Chrysler Group LLC
8.00%, 06/15/19 (e)	6,000	6,570
8.25%, 06/15/21 (e)	6,400	7,240
8.25%, 06/15/21 (r)	1,000	1,131
Clear Channel Communications Inc.
9.00%, 12/15/19 (e)	2,356	2,474
14.00%, 02/01/21 (y)	1,111	1,111
9.00%, 03/01/21 (e)	16,000	16,700
Clear Channel Communications Inc. Term Loan, 6.90%, 01/30/19 (i)	20,000	19,573
Clear Channel Worldwide Holdings Inc., 7.63%, 03/15/20	4,375	4,725
ClubCorp Club Operations Inc., 10.00%, 12/01/18	3,272	3,595
CSC Holdings LLC, 6.75%, 11/15/21	5,400	6,034
Cumulus Media Holdings Inc., 7.75%, 05/01/19	2,500	2,663
DISH DBS Corp., 5.00%, 03/15/23	4,000	4,030
Goodyear Tire & Rubber Co.
8.25%, 08/15/20 (e)	1,100	1,225
6.50%, 03/01/21	6,300	6,867
KB Home
7.00%, 12/15/21	5,300	5,704
7.50%, 09/15/22	2,000	2,190
MGM Resorts International
10.00%, 11/01/16	3,000	3,581
8.63%, 02/01/19	2,200	2,635
5.25%, 03/31/20	2,500	2,575
6.75%, 10/01/20 (e)	800	887
Regal Entertainment Group, 5.75%, 03/15/22	6,000	6,180
Shea Homes LP, 8.63%, 05/15/19	3,900	4,300
SuperMedia Inc. Term Loan, 11.60%, 03/31/19 (i)	209	156
Univision Communications Inc.
6.88%, 05/15/19 (r)	5,000	5,375
5.13%, 05/15/23 (e) (r)	5,000	5,112
Visant Corp., 10.00%, 10/01/17	4,700	4,682
Volkswagen International Finance NV, 5.50%, 11/09/15 (r) (v), EUR	5,000	8,075
		164,548
CONSUMER STAPLES - 1.7%
Alliance One International Inc., 9.88%, 07/15/21 (e)	5,000	5,112
Innovation Ventures LLC, 9.50%, 08/15/19 (e) (r)	3,000	2,828
JBS USA LLC
8.25%, 02/01/20 (e) (r)	1,700	1,862
7.25%, 06/01/21 (r)	3,700	3,931
7.25%, 06/01/21 (r)	3,500	3,728
Reynolds Group Issuer Inc.
7.88%, 08/15/19	1,400	1,542
9.88%, 08/15/19	4,100	4,582
5.75%, 10/15/20	1,900	1,990
8.25%, 02/15/21 (e)	600	655
SUPERVALU Inc., 8.00%, 05/01/16	5,000	5,512
U.S. Foods Inc., 8.50%, 06/30/19	2,500	2,705
U.S. Foods Inc. Term Loan, 4.50%, 03/31/19 (i)	4,975	4,996
		39,443
ENERGY - 7.6%
Alpha Natural Resources Inc., 6.25%, 06/01/21 (e)	3,200	2,408
Antero Resources Finance Corp.
7.25%, 08/01/19	844	901
5.38%, 11/01/21 (r)	1,800	1,827
Arch Coal Inc.
7.00%, 06/15/19 (e)	2,500	1,931
7.25%, 06/15/21 (e)	7,800	5,889
Bill Barrett Corp., 7.00%, 10/15/22 (e)	2,500	2,631
Chesapeake Energy Corp.
6.50%, 08/15/17	4,000	4,490
7.25%, 12/15/18	5,000	5,825
5.75%, 03/15/23 (e)	8,500	8,999
Chesapeake Energy Corp. Term Loan, 5.75%, 12/02/17 (i)	6,000	6,130
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	4,000	4,060
Consol Energy Inc., 8.25%, 04/01/20	1,600	1,738
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21 (i)	7,500	7,633
El Paso LLC, 7.75%, 01/15/32 (e)	1,000	1,070
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17	3,500	3,806
EP Energy LLC, 9.38%, 05/01/20	5,000	5,781

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
EXCO Resources Inc., 7.50%, 09/15/18 (e)	3,500	3,517
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	2,144	2,243
Fieldwood Energy LLC 2nd Lien Term Loan, 8.12%, 09/24/20 (i)	7,500	7,802
Gibson Energy Inc, 6.75%, 07/15/21 (r)	4,000	4,290
Halcon Resources Corp.
9.75%, 07/15/20 (e)	4,000	4,310
9.25%, 02/15/22 (e) (r)	2,900	3,023
Kinder Morgan Inc.
5.00%, 02/15/21 (r)	1,600	1,602
5.63%, 11/15/23 (r)	3,300	3,264
Linn Energy LLC, 8.63%, 04/15/20 (e)	3,300	3,585
Magnum Hunter Resources Corp., 9.75%, 05/15/20	2,500	2,769
Midstates Petroleum Co. Inc., 10.75%, 10/01/20 (e)	2,000	2,210
Niska Gas Storage Canada ULC, 6.50%, 04/01/19 (r)	2,500	2,463
Ocean Rig UDW Inc., 7.25%, 04/01/19 (r)	2,500	2,497
Peabody Energy Corp., 6.25%, 11/15/21 (e)	3,000	3,008
Penn Virginia Corp., 8.50%, 05/01/20	2,500	2,781
PetroQuest Energy Inc., 10.00%, 09/01/17	5,000	5,325
Plains Exploration & Production Co., 6.50%, 11/15/20	5,000	5,506
Quicksilver Resources Inc. 2nd Lien Term Loan, 7.00%, 06/12/19 (i)	10,000	9,956
Regency Energy Partners LP, 5.88%, 03/01/22 (e)	600	623
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (e)	7,500	7,734
6.25%, 03/15/22 (r)	7,500	7,819
Sabine Pass LNG LP
7.50%, 11/30/16	2,500	2,763
6.50%, 11/01/20	2,500	2,625
Samson Investment Co., 10.75%, 02/15/20 (r)	4,400	4,796
Sanchez Energy Corp, 7.75%, 06/15/21 (r)	5,500	5,871
SandRidge Energy Inc.
8.75%, 01/15/20	2,000	2,155
7.50%, 03/15/21 (e)	4,400	4,697
7.50%, 02/15/23 (e)	1,800	1,908
W&T Offshore Inc., 8.50%, 06/15/19 (e)	6,000	6,480
		182,741
FINANCIALS - 2.6%
Abengoa Finance SAU, 8.88%, 11/01/17 (r)	3,200	3,592
Ally Financial Inc., 6.25%, 12/01/17	1,200	1,339
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (e) (i) (m)	1,000	1,143
Boparan Finance Plc, 9.75%, 04/30/18 (r), EUR	1,000	1,484
Boparan Holdings Ltd., 9.88%, 04/30/18 (r), GBP	1,500	2,695
CIT Group Inc., 5.00%, 08/01/23 (e)	2,000	2,045
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (i) (m)	5,000	4,897
5.95% (callable at 100 beginning 01/30/23) (i) (m)	4,500	4,399
E*TRADE Financial Corp., 6.00%, 11/15/17 (e)	3,000	3,154
International Lease Finance Corp.
8.75%, 03/15/17 (e)	2,000	2,347
8.88%, 09/01/17	4,700	5,593
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (i) (m)	11,500	12,995
Morgan Stanley, 5.50%, 01/26/20	5,000	5,641
Nuveen Investments Inc., 9.50%, 10/15/20 (e) (r)	4,500	4,792
Stena AB, 7.00%, 02/01/24 (r)	900	916
Stena International SA, 5.75%, 03/01/24 (r)	5,800	5,785
		62,817
HEALTH CARE - 2.8%
Alere Inc.
7.25%, 07/01/18 (e)	3,800	4,180
6.50%, 06/15/20 (e)	3,300	3,465
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (r)	800	820
6.88%, 02/01/22 (r)	2,000	2,090
HCA Inc.
6.50%, 02/15/20	4,300	4,816
7.50%, 02/15/22	4,100	4,684
5.88%, 05/01/23	5,000	5,144
5.00%, 03/15/24	7,000	7,013
MPH Acquisition Holdings LLC, 6.63%, 04/01/22 (r)	2,300	2,360
Tenet Healthcare Corp.
9.25%, 02/01/15 (e)	4,800	5,100
5.00%, 03/01/19 (r)	1,300	1,298
8.00%, 08/01/20 (e)	3,404	3,719
8.13%, 04/01/22	9,800	10,952
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	3,600	3,888
7.50%, 07/15/21 (r)	3,900	4,388
5.63%, 12/01/21 (r)	2,100	2,205
		66,122
INDUSTRIALS - 2.5%
ADT Corp., 4.13%, 06/15/23	2,200	1,970
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	2,500	2,731
Belden Inc., 5.50%, 09/01/22 (e) (r)	5,000	5,062
Bombardier Inc., 6.13%, 01/15/23 (e) (r)	5,600	5,656
Ceridian Corp., 11.25%, 11/15/15 (e)	3,000	3,023
CEVA Group Plc, 7.00%, 03/01/21 (e) (r)	2,500	2,544
CEVA Group Plc Term Loan
6.50%, 03/04/21 (i)	1,970	1,962
6.75%, 03/12/21 (i)	1,355	1,349
CEVA Logisitics Term Loan
6.50%, 03/18/21 (i)	246	245
6.50%, 03/18/21 (i)	1,429	1,423
CHC Helicopter SA, 9.25%, 10/15/20 (e)	3,150	3,422
Dynacast International LLC, 9.25%, 07/15/19	3,500	3,894
Hertz Corp., 6.75%, 04/15/19 (e)	1,100	1,178
Jaguar Holding Co. I, 9.38%, 10/15/17 (r) (y)	3,100	3,259
Laureate Education Inc., 9.25%, 09/01/19 (r)	2,500	2,663
Navistar International Corp., 8.25%, 11/01/21 (e)	4,700	4,794
Navistar International Corp. Term Loan B, 5.75%, 08/15/17 (i)	2,488	2,527
United Rentals North America Inc.
8.38%, 09/15/20 (e)	6,600	7,309
5.75%, 11/15/24	5,500	5,541
		60,552
INFORMATION TECHNOLOGY - 3.4%
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	3,800	3,999
CDW LLC
12.54%, 10/12/17	116	121
8.50%, 04/01/19	7,000	7,665
First Data Corp.
8.25%, 01/15/21 (e) (r)	15,914	17,267
12.63%, 01/15/21 (e)	11,000	13,090
8.75%, 01/15/22 (r) (y)	3,198	3,494
First Data Corp. Extended Term Loan, 4.16%, 03/24/18 (i)	9,123	9,138

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Freescale Semiconductor Inc.
8.05%, 02/01/20 (e)	7,148	7,854
10.75%, 08/01/20 (e)	7,786	9,032
Infor US Inc., 9.38%, 04/01/19	1,600	1,802
Sanmina Corp., 7.00%, 05/15/19 (e) (r)	3,500	3,706
SRA International Inc., 11.00%, 10/01/19 (e)	900	947
SRA International Inc. Term Loan, 6.50%, 07/07/18 (i)	4,086	4,093
		82,208
MATERIALS - 3.1%
AngloGold Ashanti Holdings Plc, 8.50%, 07/30/20	2,000	2,205
Ardagh Packaging Finance Plc
6.25%, 01/31/19 (r)	1,400	1,463
6.75%, 01/31/21 (e) (r)	1,500	1,568
Cemex Finance LLC
9.38%, 10/12/22 (r)	1,800	2,113
6.00%, 04/01/24 (r)	3,000	3,007
Cemex SAB de CV
3.25%, 03/15/16 (e) (v)	3,625	4,978
9.00%, 01/11/18 (e) (r)	6,000	6,525
3.75%, 03/15/18 (v)	2,125	3,040
5.88%, 03/25/19 (e) (r)	2,000	2,073
7.25%, 01/15/21 (e) (r)	6,000	6,555
First Quantum Minerals Ltd.
6.75%, 02/15/20 (r)	2,070	2,096
7.00%, 02/15/21 (r)	2,070	2,106
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (e) (r)	2,500	2,634
8.25%, 11/01/19 (e) (r)	2,750	3,025
HudBay Minerals Inc., 9.50%, 10/01/20	3,000	3,210
Ineos Finance Plc, 8.38%, 02/15/19 (r)	1,700	1,879
INEOS Group Holdings SA
5.75%, 02/15/19 (r), EUR	2,800	3,953
5.88%, 02/15/19 (r)	1,900	1,940
Kerling Plc, 10.63%, 02/01/17 (e) (r), EUR	3,600	5,282
Molycorp Inc., 10.00%, 06/01/20 (e)	5,000	4,950
Orion Engineered Carbons Bondco GmbH, 10.00%, 06/15/18 (e) (r), EUR	3,150	4,725
Walter Energy Inc.
9.50%, 10/15/19 (e) (r)	2,500	2,544
9.88%, 12/15/20	3,850	2,531
		74,402
TELECOMMUNICATION SERVICES - 3.9%
CenturyLink Inc., 6.75%, 12/01/23	800	849
CommScope Holding Co. Inc., 6.63%, 06/01/20 (r) (y)	2,200	2,327
Cricket Communications Inc., 7.75%, 10/15/20	6,500	7,429
Frontier Communications Corp.
8.50%, 04/15/20 (e)	900	1,046
9.25%, 07/01/21	3,000	3,555
7.13%, 01/15/23	2,200	2,283
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (r)	3,000	2,940
Sprint Corp.
7.88%, 09/15/23 (r)	9,400	10,340
7.13%, 06/15/24 (r)	5,500	5,775
Sprint Nextel Corp.
9.13%, 03/01/17	3,300	3,902
8.38%, 08/15/17 (e)	90	106
9.00%, 11/15/18 (r)	7,500	9,169
7.00%, 08/15/20 (e)	5,000	5,450
11.50%, 11/15/21	7,500	9,975
T-Mobile USA Inc.
6.54%, 04/28/20	6,700	7,211
6.63%, 04/01/23 (e)	7,500	7,950
Verizon Communications Inc.
5.15%, 09/15/23	3,400	3,721
6.55%, 09/15/43	3,700	4,503
Virgin Media Secured Finance Plc, 5.50%, 01/15/25 (r)	5,000	5,062
		93,593
UTILITIES - 1.2%
AES Corp.
4.88%, 05/15/23	1,000	955
5.50%, 03/15/24	2,500	2,481
Calpine Corp.
7.88%, 07/31/20 (r)	710	781
7.50%, 02/15/21 (r)	4,378	4,783
6.00%, 01/15/22 (r)	2,400	2,520
7.88%, 01/15/23 (e) (r)	2,398	2,686
GenOn Energy Inc., 7.88%, 06/15/17	5,000	5,025
InterGen NV, 7.00%, 06/30/23 (e) (r)	10,000	10,500
		29,731
Total Corporate Bonds and Notes (cost $794,991)		856,157

OTHER EQUITY INTERESTS - 0.0%
Dynegy Holdings LLC (c) (f) (q) (u)	11,000	—
Dynegy Holdings LLC (c) (f) (q) (u)	4,750	—
Dynegy Holdings LLC (c) (f) (q) (u)	3,500	—
General Motors Co. (c) (f) (u)	100	1
SuperMedia Inc. Escrow Litigation Trust (c) (f) (q) (u)	868	—
Total Other Equity Interests (cost $14)		1

SHORT TERM INVESTMENTS - 17.5%
Investment Companies - 8.0%
JNL Money Market Fund, 0.01% (a) (h)	191,885	191,885

Securities Lending Collateral - 9.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	227,287	227,287
Total Short Term Investments (cost $419,172)		419,172

Total Investments - 109.0% (cost $2,355,643)		2,611,698
Other Assets and Liabilities, Net - (9.0%)		(216,419)
Total Net Assets - 100.0%		$2,395,279

JNL/Franklin Templeton International Small Cap Growth Fund

COMMON STOCKS - 96.0%
AUSTRALIA - 0.1%
Iluka Resources Ltd. (e)	72	$660

AUSTRIA - 1.0%
Flughafen Wien AG	36	3,586
Wienerberger AG	54	1,039
		4,625
BELGIUM - 2.1%
Barco NV	21	1,669
RHJ International (c)	1,643	8,263
		9,932
BERMUDA - 2.7%
Arch Capital Group Ltd. (c)	184	10,576
Axis Capital Holdings Ltd.	41	1,888
		12,464

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
BRAZIL - 0.2%
Cia de Saneamento de Minas Gerais (c)	44	714
Lojas Renner SA	10	289
		1,003
CANADA - 5.1%
AGF Management Ltd. (e)	87	1,004
Canaccord Genuity Group Inc.	108	799
Dorel Industries Inc. (e)	50	1,666
Enerflex Ltd.	56	896
Ensign Energy Services Inc.	57	845
Fairfax Financial Holdings Ltd.	31	13,634
Genworth MI Canada Inc. (e)	41	1,399
HudBay Minerals Inc.	170	1,325
Major Drilling Group International Inc.	81	624
Mullen Group Ltd. (e)	45	1,137
Trican Well Service Ltd. (e)	45	566
		23,895
CHINA - 0.8%
AAC Technologies Holdings Inc. (e)	205	1,062
China ZhengTong Auto Services Holdings Ltd. (c)	1,118	623
Daphne International Holdings Ltd. (e)	1,030	420
Kingdee International Software Group Co. Ltd. (c)	1,626	625
SinoMedia Holding Ltd.	802	672
Springland International Holdings Ltd.	1,036	460
		3,862
FINLAND - 4.3%
Amer Sports Oyj - Class A	106	2,246
Huhtamaki Oyj	82	2,256
Uponor Oyj (e)	658	11,993
Valmet Corp. (e)	347	3,721
		20,216
FRANCE - 5.1%
Beneteau SA (c)	707	11,404
Euler Hermes SA	86	10,858
IPSOS	42	1,722
		23,984
GERMANY - 1.6%
Gerresheimer AG	26	1,679
Gildemeister AG	45	1,391
Jenoptik AG	20	357
Kloeckner & Co. SE (c)	92	1,353
Leoni AG	15	1,073
Rational AG	5	1,711
		7,564
GREECE - 2.3%
JUMBO SA (c)	602	10,790

HONG KONG - 3.0%
Digital China Holdings Ltd. (e)	511	516
Experian Plc	304	5,489
Luk Fook Holdings International Ltd. (e)	182	575
MIE Holdings Corp.	2,166	408
Shenguan Holdings Group Ltd.	986	409
Stella International Holdings Ltd.	242	579
Techtronic Industries Co.	723	2,019
Value Partners Group Ltd. (e)	1,712	1,038
VTech Holdings Ltd. (e)	152	1,958
Yingde Gases	1,254	1,196
		14,187
INDIA - 0.1%
Jain Irrigation Systems Ltd.	514	565

IRELAND - 10.2%
C&C Group Plc	2,256	14,698
Grafton Group Plc	1,642	17,711
Green REIT plc (c)	4,472	7,393
Irish Continental Group Plc	189	7,931
		47,733
ITALY - 3.6%
Amplifon SpA	78	525
Azimut Holding SpA	9	312
MARR SpA	48	951
Prysmian SpA	542	13,491
Sorin SpA (c)	432	1,292
		16,571
JAPAN - 7.8%
Aderans Holdings Co. Ltd. (e)	759	8,683
Asahi Co. Ltd. (e)	36	491
Asatsu-DK Inc. (e)	277	5,718
Asics Corp.	101	1,978
Daibiru Corp.	195	2,071
Descente Ltd.	120	945
en-japan Inc.	24	431
Keihin Corp. (e)	35	513
Kobayashi Pharmaceutical Co. Ltd.	33	1,903
Meitec Corp.	59	1,668
Nissin Kogyo Co. Ltd.	23	434
Sankyo Co. Ltd. (e)	149	6,288
Seria Co. Ltd.	9	329
Shinko Plantech Co. Ltd.	65	505
Square Enix Holdings Co. Ltd. (e)	57	1,167
Sumitomo Rubber Industries Inc.	125	1,595
Tokai Rika Co. Ltd.	35	595
Unipres Corp. (e)	62	1,115
		36,429
NETHERLANDS - 7.7%
Aalberts Industries NV	56	1,961
Accell Group	43	892
Arcadis NV	52	1,990
Beter Bed Holding NV	41	912
Royal Imtech NV (c) (e)	240	656
Sligro Food Group NV	349	14,319
TNT NV	1,455	14,275
USG People NV	56	903
		35,908
NORWAY - 0.5%
Ekornes ASA	38	601
Schibsted ASA (e)	20	1,241
Tomra Systems ASA	60	575
		2,417
PHILIPPINES - 0.3%
Metropolitan Bank & Trust Co.	266	460
Vista Land & Lifescapes Inc.	5,927	697
		1,157
RUSSIAN FEDERATION - 0.2%
X5 Retail Group NV - GDR (c) (q)	51	797

SINGAPORE - 1.5%
ARA Asset Management Ltd.	4,838	7,104

SOUTH KOREA - 2.4%
Binggrae Co. Ltd.	7	624
BS Financial Group Inc.	114	1,618

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Daum Communications Corp.	10	732
DGB Financial Group Inc.	125	1,809
Halla Visteon Climate Control Corp.	44	1,994
Hyundai Mipo Dockyard Co. Ltd.	6	941
KIWOOM Securities Co. Ltd.	11	563
Korea Investment Holdings Co. Ltd.	24	825
Mirae Asset Securities Co. Ltd.	2	84
Sindoh Co. Ltd.	15	883
Youngone Corp.	27	995
		11,068
SPAIN - 2.6%
Construcciones y Auxiliar de Ferrocarriles SA	3	1,441
Melia Hotels International SA	44	562
Tecnicas Reunidas SA (e)	25	1,394
Zardoya Otis SA (e)	514	8,761
		12,158
SWEDEN - 0.4%
Duni AB	49	648
Oriflame Cosmetics SA - SDR (e)	41	982
		1,630
SWITZERLAND - 1.4%
Forbo Holding AG	1	578
Logitech International SA (e)	39	584
Nobel Biocare Holding AG	72	1,035
Panalpina Welttransport Holding AG	20	3,143
Vontobel Holding AG (e)	27	1,061
		6,401
TAIWAN - 1.1%
D-Link Corp.	1,533	1,092
Giant Manufacturing Co. Ltd.	206	1,404
Simplo Technology Co. Ltd.	388	1,851
Tripod Technology Corp.	442	871
		5,218
THAILAND - 0.2%
Hana Microelectronics PCL	713	670

TURKEY - 0.1%
Aygaz A/S	106	417

UNITED KINGDOM - 24.4%
African Minerals Ltd. (c)	322	840
Alent Plc	2,223	11,747
Bellway Plc	18	503
Berendsen Plc	53	983
Bodycote Plc	8	103
Bovis Homes Group Plc	37	557
Carpetright Plc (c)	1,007	10,114
Debenhams Plc	947	1,263
Dignity Plc	16	385
Direct Line Insurance Group Plc	2,854	11,300
Greggs Plc	173	1,456
Headlam Group Plc	1,365	10,921
HomeServe Plc	23	119
Just Retirement Group Plc (c)	106	244
Keller Group Plc	167	2,990
Kennedy Wilson Europe Real Estate Plc (c) (r)	485	8,416
Laird Plc	229	1,149
Man Group Plc	768	1,296
McBride Plc	904	1,597
Michael Page International Plc	1,773	14,547
Morgan Sindall Group Plc	443	5,646
Persimmon Plc	7	159
Savills Plc	643	7,158
SIG Plc	309	1,039
Sthree Plc	987	6,579
United Business Media Ltd.	24	271
Vectura Group Plc (c)	339	867
Vesuvius Plc	1,606	11,663
		113,912
UNITED STATES OF AMERICA - 3.2%
Flextronics International Ltd. (c)	87	802
RenaissanceRe Holdings Ltd. (e)	134	13,098
Steiner Leisure Ltd. (c)	25	1,151
		15,051
Total Common Stocks (cost $375,995)		448,388

PREFERRED STOCKS - 0.2%
GERMANY - 0.2%
Draegerwerk AG & Co. KGaA (e)	6	787
Total Preferred Stocks (cost $816)		787

INVESTMENT COMPANIES - 0.4%
iShares MSCI EAFE Small-Cap ETF (e)	32	1,655
Total Investment Companies (cost $1,652)		1,655

SHORT TERM INVESTMENTS - 10.4%
Investment Companies - 2.8%
JNL Money Market Fund, 0.01% (a) (h)	13,243	13,243

Securities Lending Collateral - 7.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	35,458	35,458
Total Short Term Investments (cost $48,701)		48,701

Total Investments - 107.0% (cost $427,164)		499,531
Other Assets and Liabilities, Net - (7.0%)		(32,610)
Total Net Assets - 100.0%		$466,921

JNL/Franklin Templeton Mutual Shares Fund

COMMON STOCKS - 84.1%
CONSUMER DISCRETIONARY - 8.5%
CBS Corp. - Class B	205	$12,644
CBS Outdoor Americas Inc. (c)	4	108
Comcast Corp. - Special Class A	67	3,250
General Motors Co.	406	13,968
Kohl’s Corp.	160	9,081
Reed Elsevier Plc	1,244	19,017
Time Warner Cable Inc.	106	14,582
Tribune Co. - Class A (c)	60	4,809
Tribune Co. - Class B (c)	23	1,831
Twenty-First Century Fox Inc. - Class B	664	20,667
		99,957
CONSUMER STAPLES - 11.7%
Altria Group Inc.	312	11,670
Avon Products Inc.	472	6,913
British American Tobacco Plc	349	19,466
Coca-Cola Enterprises Inc.	136	6,472
CVS Caremark Corp.	181	13,533
Imperial Tobacco Group Plc	272	10,992
Kroger Co.	414	18,088
Lorillard Inc.	246	13,295
PepsiCo Inc.	56	4,716
Pernod-Ricard SA	34	3,952
Philip Morris International Inc.	69	5,621
Tesco Plc	2,129	10,498

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Walgreen Co.	182	12,037
		137,253
ENERGY - 11.1%
Apache Corp.	220	18,288
Baker Hughes Inc.	192	12,513
BG Group Plc	456	8,518
BP Plc	1,134	9,112
CONSOL Energy Inc.	235	9,407
Ensco Plc - Class A	81	4,249
Marathon Oil Corp.	536	19,053
Murphy Oil Corp.	120	7,519
Petroleo Brasileiro SA - Petrobras - ADR	316	4,149
Royal Dutch Shell Plc - Class A (e)	524	19,144
Talisman Energy Inc.	41	411
Talisman Energy Inc.	682	6,809
Transocean Ltd. (e)	240	9,922
WPX Energy Inc. (c)	64	1,146
		130,240
FINANCIALS - 17.4%
ACE Ltd.	182	17,987
Aegon NV	16	152
Alexander’s Inc.	8	2,887
Alleghany Corp. (c)	29	11,736
Allstate Corp.	85	4,824
American International Group Inc.	381	19,059
Bond Street Holding LLC - Class A (c) (f) (r)	41	691
Brookfield Property Partners LP	72	1,350
Canary Wharf Group Plc (c) (f)	405	2,946
CIT Group Inc.	150	7,341
Citigroup Inc.	255	12,123
Columbia Banking System Inc.	63	1,804
Credit Suisse Group AG	154	4,996
Deutsche Boerse AG	69	5,463
Forestar Group Inc. (c)	50	897
Guaranty Bancorp	10	138
ING Groep NV - CVA (c)	512	7,283
JPMorgan Chase & Co.	276	16,754
KB Financial Group Inc.	159	5,591
MetLife Inc.	225	11,877
Morgan Stanley	127	3,956
PNC Financial Services Group Inc.	263	22,861
Societe Generale - Class A	63	3,890
SunTrust Banks Inc.	264	10,522
Wells Fargo & Co.	162	8,078
White Mountains Insurance Group Ltd.	17	10,280
Zurich Financial Services AG	25	7,699
		203,185
HEALTH CARE - 11.8%
CIGNA Corp.	261	21,856
Eli Lilly & Co.	137	8,060
Hospira Inc. (c)	163	7,060
Medtronic Inc.	526	32,348
Merck & Co. Inc.	565	32,087
Stryker Corp.	67	5,450
Teva Pharmaceutical Industries Ltd. - ADR	459	24,260
WellPoint Inc.	72	7,173
		138,294
INDUSTRIALS - 4.3%
A P Moller - Maersk A/S - Class B	1	17,785
Caterpillar Inc.	81	8,038
CNH Industrial NV (c)	696	8,013
Federal Signal Corp. (c)	96	1,424
Huntington Ingalls Industries Inc.	106	10,879
Stanley Black & Decker Inc.	45	3,644
		49,783
INFORMATION TECHNOLOGY - 11.2%
Apple Inc.	51	27,615
Cisco Systems Inc.	636	14,255
Hewlett-Packard Co.	304	9,830
Microsoft Corp.	848	34,745
Samsung Electronics Co. Ltd.	6	7,916
Symantec Corp. (e)	764	15,261
TE Connectivity Ltd.	74	4,483
Xerox Corp.	1,442	16,299
		130,404
MATERIALS - 4.9%
Anglo American Plc	317	8,092
Freeport-McMoRan Copper & Gold Inc.	458	15,133
International Paper Co.	334	15,328
MeadWestvaco Corp.	256	9,643
ThyssenKrupp AG (c)	334	8,951
		57,147
TELECOMMUNICATION SERVICES - 1.8%
Koninklijke KPN NV (c)	1,595	5,630
Verizon Communications Inc.	29	1,379
Vodafone Group Plc	3,683	13,545
		20,554
UTILITIES - 1.4%
Entergy Corp.	57	3,824
GDF Suez	70	1,913
NRG Energy Inc.	333	10,579
		16,316
Total Common Stocks (cost $768,550)		983,133

CORPORATE BONDS AND NOTES - 5.5%
CONSUMER DISCRETIONARY - 2.2%
Caesars Entertainment Operating Co. 1st Lien Term Loan B, 5.49%, 01/28/18 (i)	$3,118	2,937
Cengage Learning Acquisitions Inc. Term Loan, 8.00%, 02/20/20 (i)	330	333
Cengage Learning Inc. Term Loan, 2.70%, 07/03/14 (d) (i)	3,502	3,333
Clear Channel Communications Inc., 9.00%, 12/15/19	7,449	7,822
Clear Channel Communications Inc. Term Loan
6.90%, 01/30/19 (i)	4,339	4,246
7.65%, 07/30/19 (i)	1,395	1,393
Clear Channel Communications Inc. Term Loan B, 3.80%, 01/29/16 (i)	68	67
Clear Channel Communications Inc. Term Loan C, 3.80%, 01/29/16 (i)	7	7
Harrahs Operating Co. Inc. Extended Term Loan B, 4.49%, 01/28/18 (i)	654	608
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18 (i)	5,298	5,267
		26,013
ENERGY - 0.4%
NGPL PipeCo LLC
7.12%, 12/15/17 (r)	1,969	1,934
9.63%, 06/01/19 (r)	2,922	3,119
NGPL PipeCo LLC Term Loan, 6.75%, 09/15/17 (i)	173	169
		5,222

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
FINANCIALS - 0.0%
Tropicana Entertainment LLC, 9.63%, 12/15/14 (c) (d) (f)	1,130	—

INDUSTRIALS - 0.4%
American Airlines Inc., 7.50%, 03/15/16 (r)	4,372	4,547

INFORMATION TECHNOLOGY - 0.7%
Avaya Inc. Term Loan B-6, 6.50%, 03/31/18 (i)	894	894
First Data Corp.
8.25%, 01/15/21 (r)	567	615
12.63%, 01/15/21	782	931
11.75%, 08/15/21	3,334	3,501
First Data Holdings Inc., 14.50%, 09/24/19 (r) (y)	2,048	1,925
		7,866
TELECOMMUNICATION SERVICES - 0.8%
Avaya Inc.
7.00%, 04/01/19 (r)	2,435	2,417
10.50%, 03/01/21 (r)	2,527	2,344
Avaya Inc. Term Loan B-3, 4.73%, 10/26/17 (i)	3,665	3,575
Wind Acquisition Finance SA, 11.75%, 07/15/17 (r), EUR	409	593
		8,929
UTILITIES - 1.0%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (r)	4,182	3,210
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.74%, 10/10/17 (i)	11,682	8,411
		11,621
Total Corporate Bonds and Notes (cost $63,154)		64,198

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Commonwealth of Puerto Rico, 8.00%, 07/01/35	3,158	2,947
Total Government and Agency Obligations (cost $2,948)		2,947

OTHER EQUITY INTERESTS - 1.0%
Lehman Brothers Holdings Inc. Bankruptcy Claims (c) (u)	27,190	11,882
Tribune Co. Litigation Interests (c) (f) (u)	67	—
Wind Acquisition Finance SA (r) (u)	140	148
Total Other Equity Interests (cost $12,165)		12,030

SHORT TERM INVESTMENTS - 9.8%
Investment Companies - 8.9%
JNL Money Market Fund, 0.01% (a) (h)	103,422	103,422

Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	10,602	10,602
Total Short Term Investments (cost $114,024)		114,024

Total Investments - 100.7% (cost $960,841)		1,176,332
Other Assets and Liabilities, Net - (0.7%)		(7,635)
Total Net Assets - 100.0%		$1,168,697

JNL/Franklin Templeton Small Cap Value Fund

COMMON STOCKS - 93.2%
CONSUMER DISCRETIONARY - 19.6%
Autoliv Inc. (e)	55	$5,519
Brown Shoe Co. Inc.	570	15,128
Brunswick Corp.	221	10,023
Cato Corp. - Class A	325	8,788
Drew Industries Inc.	110	5,973
GameStop Corp. - Class A (e)	204	8,393
Genesco Inc. (c)	230	17,158
Gentex Corp.	380	11,972
Group 1 Automotive Inc.	299	19,632
Harman International Industries Inc.	72	7,693
Hillenbrand Inc.	564	18,240
Hooker Furniture Corp.	40	622
La-Z-Boy Inc.	670	18,149
M/I Homes Inc. (c)	201	4,513
MDC Holdings Inc. (e)	98	2,757
Men’s Wearhouse Inc. (e)	267	13,068
Pep Boys-Manny Moe & Jack (c)	815	10,363
Thor Industries Inc.	410	25,035
West Marine Inc. (c)	406	4,617
Winnebago Industries Inc. (c)	177	4,845
		212,488
CONSUMER STAPLES - 1.3%
GrainCorp Ltd. - Class A	1,050	8,208
Maple Leaf Foods Inc.	360	5,735
		13,943
ENERGY - 9.2%
Atwood Oceanics Inc. (c)	235	11,842
Bristow Group Inc.	257	19,431
Energen Corp.	133	10,772
Helix Energy Solutions Group Inc. (c)	526	12,087
Oil States International Inc. (c)	77	7,622
Rowan Cos. Plc - Class A (c)	140	4,719
Tidewater Inc.	247	12,009
Unit Corp. (c)	328	21,471
		99,953
FINANCIALS - 10.5%
Arthur J Gallagher & Co.	86	4,068
Aspen Insurance Holdings Ltd.	230	9,131
Assurant Inc.	41	2,637
Chemical Financial Corp.	220	7,139
Hanover Insurance Group Inc.	195	11,981
HCC Insurance Holdings Inc.	117	5,336
Montpelier Re Holdings Ltd.	265	7,871
OFG Bancorp	164	2,811
Old Republic International Corp.	623	10,217
Peoples Bancorp Inc.	50	1,236
Protective Life Corp.	340	17,881
StanCorp Financial Group Inc.	275	18,357
TrustCo Bank Corp.	1,223	8,611
Validus Holdings Ltd.	191	7,204
		114,480
HEALTH CARE - 3.6%
Hill-Rom Holdings Inc.	229	8,814
STERIS Corp.	394	18,805
Teleflex Inc.	102	10,982
		38,601
INDUSTRIALS - 33.6%
AAR Corp.	649	16,836

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Apogee Enterprises Inc.	330	10,966
Applied Industrial Technologies Inc.	161	7,762
Astec Industries Inc.	290	12,756
Brady Corp. - Class A	201	5,457
Briggs & Stratton Corp. (e)	500	11,125
Carlisle Cos. Inc.	160	12,710
EMCOR Group Inc.	424	19,848
EnerSys Inc.	103	7,151
EnPro Industries Inc. (c)	155	11,264
Franklin Electric Co. Inc.	226	9,589
General Cable Corp.	25	638
Genesee & Wyoming Inc. - Class A (c)	103	9,975
Gibraltar Industries Inc. (c)	365	6,888
Granite Construction Inc.	535	21,362
Insperity Inc.	175	5,434
Kennametal Inc.	305	13,494
Lincoln Electric Holdings Inc.	217	15,597
Lindsay Corp. (e)	158	13,958
McGrath RentCorp	261	9,128
MSA Safety Inc.	291	16,558
Mueller Industries Inc.	220	6,592
Nordson Corp.	17	1,191
Pentair Ltd.	87	6,895
Powell Industries Inc.	113	7,316
Regal-Beloit Corp.	287	20,839
Schawk Inc. - Class A	253	5,049
Simpson Manufacturing Co. Inc.	278	9,829
SkyWest Inc. (e)	669	8,534
Trinity Industries Inc.	341	24,547
Universal Forest Products Inc.	331	18,323
Wabash National Corp. (c)	1,040	14,310
Watts Water Technologies Inc. - Class A	56	3,269
		365,190
INFORMATION TECHNOLOGY - 2.1%
Benchmark Electronics Inc. (c)	107	2,430
Cohu Inc.	390	4,189
Ingram Micro Inc. - Class A (c)	232	6,846
Multi-Fineline Electronix Inc. (c)	115	1,468
Rofin-Sinar Technologies Inc. (c)	314	7,521
		22,454
MATERIALS - 13.3%
A. Schulman Inc.	366	13,286
AptarGroup Inc.	51	3,391
Cabot Corp.	330	19,490
Carpenter Technology Corp.	269	17,785
HB Fuller Co.	381	18,385
Minerals Technologies Inc.	66	4,255
Reliance Steel & Aluminum Co.	151	10,698
RPM International Inc.	337	14,108
Sensient Technologies Corp. (e)	371	20,949
Steel Dynamics Inc.	609	10,839
Stepan Co.	172	11,074
		144,260
Total Common Stocks (cost $738,189)		1,011,369

SHORT TERM INVESTMENTS - 10.0%
Investment Companies - 7.6%
JNL Money Market Fund, 0.01% (a) (h)	82,573	82,573

Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	26,126	26,126
Total Short Term Investments (cost $108,699)		108,699

Total Investments - 103.2% (cost $846,888)		1,120,068
Other Assets and Liabilities, Net - (3.2%)		(34,251)
Total Net Assets - 100.0%		$1,085,817

JNL/Goldman Sachs Core Plus Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.3%
ACIS CLO Ltd.
0.74%, 10/14/22 (r)	$900	$868
1.16%, 10/14/22 (r)	6,300	6,098
Adjustable Rate Mortgage Trust REMIC, 2.67%, 04/25/35 (i)	210	208
Aire Valley Mortgages Plc
0.57%, 09/20/66 (i), EUR	86	114
0.61%, 09/20/66 (i), EUR	462	618
0.73%, 09/20/66 (i), EUR	2,620	3,522
REMIC, 0.45%, 09/20/66 (i) (r)	658	639
Amortizing Residential Collateral Trust REMIC, 1.95%, 08/25/32 (i) (q)	53	34
Asset Backed Securities Corp. Home Equity REMIC, 3.01%, 04/15/33 (i)	29	27
Banc of America Commercial Mortgage Inc. REMIC, 5.61%, 04/10/49 (i)	600	663
Banc of America Funding Corp. REMIC
2.81%, 06/20/36 (i) (r)	1,020	848
5.79%, 10/25/36 (i)	56	45
0.44%, 06/20/47 (i)	1,700	1,088
Banc of America Mortgage Securities Inc. REMIC, 2.77%, 09/25/35 (i)	637	577
BlueMountain CLO Ltd., 0.48%, 03/17/21 (i) (r)	4,201	4,123
Brentwood CLO Corp., 0.51%, 02/01/22 (i) (r)	2,256	2,212
Citigroup Mortgage Loan Trust Inc. REMIC, 2.78%, 12/25/35 (i)	1,041	789
College Loan Corp. Trust, 0.43%, 04/25/24 (i)	2,600	2,498
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	26	26
Countrywide Alternative Loan Trust REMIC, 1.63%, 09/25/35 (i)	208	190
Countrywide Asset-Backed Certificates REMIC, 2.03%, 06/25/34 (i) (r)	110	94
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 2.54%, 02/19/34 (i)	273	271
Deutsche Bank Alternate Loan Trust REMIC, 1.76%, 08/25/35 (i) (r)	201	159
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.05%, 03/19/46 (i) (r)	310	238
Educational Services of America Inc., 1.09%, 07/25/23 (i) (r)	797	807
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.62%, 05/17/32 (i) (q)	934	17
FREMF Mortgage Trust REMIC
3.88%, 01/25/47 (i) (r)	650	646
3.82%, 06/25/47 (i) (r)	975	959
GCO Education Loan Funding Trust, 0.36%, 05/25/25 (i)	2,385	2,332
GMAC Mortgage Corp. Loan Trust REMIC
6.86%, 09/25/37 (i)	252	261

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
7.00%, 09/25/37 (i)	170	166
Granite Master Issuer Plc, 0.30%, 12/20/54 (i)	1,498	1,482
Granite Mortgages Plc, 0.90%, 01/20/44 (i), GBP	261	432
GSMPS Mortgage Loan Trust, 0.61%, 02/25/35 (i) (r)	56	51
GSR Mortgage Loan Trust REMIC, 2.72%, 10/25/35 (i) (q)	340	300
Harborview Mortgage Loan Trust REMIC, 2.63%, 08/19/36 (i) (r)	1,273	1,009
ICG U.S. CLO Ltd., 1.51%, 04/20/26 (f) (r)	5,300	5,130
Impac CMB Trust REMIC, 0.79%, 03/25/35 (i) (r)	104	87
IndyMac Index Mortgage Loan Trust REMIC
0.77%, 06/25/34 (i)	190	176
0.36%, 05/25/46 (i)	765	651
Leek Finance Number Eighteen Plc
0.49%, 09/21/38 (i)	1,384	1,432
0.57%, 09/21/38 (i), EUR	154	219
Leek Finance Number Seventeen Plc
0.59%, 12/21/37 (i), EUR	307	443
0.80%, 12/21/37 (i), GBP	137	238
Lehman XS Trust REMIC, 1.00%, 09/25/47 (i)	1,098	902
Luminent Mortgage Trust REMIC, 0.34%, 05/25/46 (i)	478	359
MASTR Adjustable Rate Mortgages Trust REMIC
2.81%, 10/25/34 (i)	220	206
3.18%, 12/25/34 (i)	65	65
1.33%, 12/25/46 (i) (r)	2,359	1,627
MASTR Seasoned Securities Trust REMIC, 3.31%, 10/25/32 (i)	197	200
Mid-State Trust, 7.34%, 07/01/35	156	168
Morgan Stanley Capital I Trust REMIC
5.48%, 02/12/44 (i)	200	219
5.93%, 12/15/44 (i) (q)	150	146
Morgan Stanley Mortgage Loan Trust REMIC
2.78%, 08/25/34 (i)	112	110
2.80%, 03/25/36 (i)	1,224	957
NCUA Guaranteed Notes Trust REMIC
3.00%, 06/12/19	1,900	1,978
1.84%, 10/07/20	218	220
OCP CLO Ltd., 04/26/26 (f) (r)	5,800	5,615
OFSI Fund VI Ltd., 1.44%, 03/20/25 (f) (q)	5,700	5,519
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.36%, 10/01/35 (i)	1,741	1,766
Quadrivio Finance Srl, 0.80%, 04/25/60, EUR	1,199	1,631
Red River CLO Ltd., 0.51%, 07/27/18 (i) (r)	4,128	4,066
Residential Accredit Loans Inc. Trust REMIC, 1.13%, 01/25/46 (i)	998	709
Residential Funding Mortgage Securities Inc. Trust REMIC
2.86%, 08/25/35 (i)	517	414
2.94%, 09/25/35 (i)	543	511
Structured Asset Mortgage Investments Inc. REMIC, 2.50%, 08/25/35 (i)	82	83
Thrones Plc, 2.02%, 07/20/44, GBP	661	1,108
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.44%, 06/25/34 (i)	417	425
2.20%, 09/25/36 (i)	1,056	922
Wells Fargo Alternative Loan Trust REMIC, 2.67%, 12/28/37 (i) (r)	2,042	1,622
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.62%, 04/25/36 (i) (r)	123	119
Total Non-U.S. Government Agency Asset-Backed Securities (cost $77,220)		74,454

CORPORATE BONDS AND NOTES - 25.9%
CONSUMER DISCRETIONARY - 2.6%
CCO Holdings LLC, 5.25%, 09/30/22	825	815
D.R. Horton Inc., 4.38%, 09/15/22 (e)	600	588
Glencore Funding LLC, 2.50%, 01/15/19 (r)	1,975	1,908
MDC Holdings Inc.
5.63%, 02/01/20	1,250	1,328
6.00%, 01/15/43	975	858
MGM Resorts International, 6.63%, 12/15/21	1,400	1,540
NBCUniversal Media LLC, 4.38%, 04/01/21	1,600	1,737
Nielsen Finance LLC, 4.50%, 10/01/20	1,000	1,008
PVH Corp., 4.50%, 12/15/22 (e)	1,001	988
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,559
Time Warner Cable Inc.
6.55%, 05/01/37	375	436
7.30%, 07/01/38	2,676	3,343
5.88%, 11/15/40	600	650
5.50%, 09/01/41	400	417
Videotron Ltd., 5.00%, 07/15/22 (e)	950	952
WPP Finance Co. Ltd., 8.00%, 09/15/14 (l)	1,653	1,707
		20,834
CONSUMER STAPLES - 1.0%
Avon Products Inc., 4.60%, 03/15/20 (l)	2,150	2,186
Constellation Brands Inc.
3.75%, 05/01/21	150	147
4.25%, 05/01/23	350	342
Kimberly-Clark Corp., 3.70%, 06/01/43	2,175	1,941
Pernod-Ricard SA, 4.45%, 01/15/22 (r)	1,900	1,987
Reynolds Group Issuer Inc., 5.75%, 10/15/20	1,450	1,519
		8,122
ENERGY - 3.1%
Energy Transfer Partners LP, 3.26%, 11/01/66 (i)	2,818	2,579
Enterprise Products Operating LLC
8.38%, 08/01/66 (i)	2,450	2,759
7.03%, 01/15/68 (i)	1,550	1,755
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23 (r)	430	421
Gazprom OAO Via Gaz Capital SA, 9.25%, 04/23/19	530	625
MarkWest Energy Partners LP, 4.50%, 07/15/23 (e)	820	789
Nexen Inc., 6.40%, 05/15/37	675	777
Pacific Rubiales Energy Corp., 5.38%, 01/26/19 (r)	800	830
Petrobras Global Finance BV
4.88%, 03/17/20	1,470	1,474
6.25%, 03/17/24	1,050	1,082
Petroleos Mexicanos
3.50%, 07/18/18	330	342
6.38%, 01/23/45 (e) (r)	750	809
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (r)	1,020	1,119
Rosneft Finance SA, 7.25%, 02/02/20 (e)	817	898
Shell International Finance BV, 4.55%, 08/12/43	1,225	1,266
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	1,375	1,425
Transocean Inc.
6.50%, 11/15/20 (e)	1,950	2,191
3.80%, 10/15/22 (l)	750	717
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	600	624

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Weatherford International Ltd., 9.63%, 03/01/19 (e)	1,475	1,915
		24,397
FINANCIALS - 13.8%
Abbey National Treasury Services Plc
2.12%, 02/16/15 (i), GBP	1,100	1,857
4.00%, 04/27/16	2,075	2,200
AIG Life Holdings Inc., 8.50%, 07/01/30	1,275	1,657
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	2,000	1,908
American International Group Inc., 5.85%, 01/16/18	950	1,086
American Tower Corp., 3.40%, 02/15/19	3,050	3,126
Australia & New Zealand Banking Group Ltd., 4.50%, 03/19/24 (e) (r)	1,975	1,970
Bank of America Corp.
2.65%, 04/01/19	3,200	3,211
4.10%, 07/24/23	1,200	1,217
4.13%, 01/22/24	5,300	5,361
4.00%, 04/01/24	1,675	1,673
Bank of New York Mellon Corp., 9.63%, 05/02/21 (r)	274	88
Bank of Scotland Plc, 5.25%, 02/21/17 (e) (r)	300	332
Barclays Bank Plc, 2.50%, 02/20/19	2,125	2,129
Capital One Financial Corp., 1.00%, 11/06/15	1,325	1,327
Citigroup Inc.
6.13%, 11/21/17	1,010	1,157
3.38%, 03/01/23	1,500	1,451
Compass Bank, 5.50%, 04/01/20	1,200	1,267
Credit Suisse AG, 6.50%, 08/08/23 (r)	1,100	1,207
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (e) (m) (r)	1,075	1,168
Developers Diversified Realty Corp., 7.50%, 04/01/17 (e)	2,170	2,513
Discover Bank, 8.70%, 11/18/19	551	693
Discover Financial Services, 3.85%, 11/21/22	1,499	1,472
ERP Operating LP, 4.63%, 12/15/21	2,575	2,784
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	1,060
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,200	1,325
5.88%, 08/02/21	750	863
General Electric Capital Corp., 5.88%, 01/14/38	900	1,061
Genworth Financial Inc., 7.63%, 09/24/21	1,050	1,294
HCP Inc., 6.00%, 01/30/17	1,375	1,547
Healthcare Realty Trust Inc., 6.50%, 01/17/17	1,725	1,947
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating Baa2) (i), BRL	4,840	4,717
ING Bank NV
2.00%, 09/25/15 (r)	1,200	1,219
4.00%, 03/15/16 (r)	1,550	1,638
Inter-American Development Bank, 1.00%, 02/27/18	1,700	1,657
Intesa Sanpaolo SpA
3.13%, 01/15/16	1,825	1,869
2.38%, 01/13/17	975	978
3.88%, 01/16/18	3,400	3,520
Liberty Property LP, 4.75%, 10/01/20	1,500	1,589
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	1,125	1,230
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (r)	2,125	2,188
Morgan Stanley
6.25%, 08/28/17	1,600	1,831
6.63%, 04/01/18	1,825	2,128
5.63%, 09/23/19	750	853
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (i) (m)	1,310	1,431
Northern Rock Plc, 5.63%, 06/22/17 (r)	7,100	7,945
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	1,375	1,653
PNC Preferred Funding Trust II, 1.46%, (callable at 100 beginning 03/15/17) (i) (m) (r)	2,500	2,375
ProLogis LP, 6.13%, 12/01/16	900	1,008
Regions Financial Corp., 5.75%, 06/15/15	1,225	1,292
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (e) (i) (m) (r)	1,525	1,624
Royal Bank of Scotland Group Plc
2.55%, 09/18/15	2,175	2,221
9.50%, 03/16/22 (i)	700	821
6.00%, 12/19/23	675	691
Santander Holdings USA Inc., 4.63%, 04/19/16 (e)	715	763
Sovereign Bank, 8.75%, 05/30/18	700	835
Stadshypotek AB, 1.88%, 10/02/19 (r)	4,300	4,183
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (r)	2,200	2,202
SunTrust Banks Inc., 2.35%, 11/01/18	2,775	2,777
Trust F/1401, 5.25%, 12/15/24 (e) (r)	470	469
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody’s rating Baa2) (f) (q), BRL	1,620	425
		110,083
HEALTH CARE - 0.4%
Express Scripts Holding Co., 2.65%, 02/15/17 (e)	1,300	1,345
HCA Inc., 7.50%, 02/15/22	1,475	1,685
Novartis Capital Corp., 3.70%, 09/21/42 (e)	425	384
		3,414
INDUSTRIALS - 0.6%
Caterpillar Inc., 3.80%, 08/15/42	850	755
GE Capital Trust I, 6.38%, 11/15/67 (e) (i)	1,374	1,511
Penske Truck Leasing Co. LP, 2.88%, 07/17/18 (r)	2,400	2,439
		4,705
INFORMATION TECHNOLOGY - 0.7%
Equinix Inc., 7.00%, 07/15/21	1,000	1,115
Hewlett-Packard Co.
3.00%, 09/15/16	1,675	1,749
2.60%, 09/15/17	1,100	1,134
2.75%, 01/14/19	1,025	1,032
Juniper Networks Inc., 4.50%, 03/15/24	600	607
		5,637
MATERIALS - 0.1%
Crown Americas LLC, 4.50%, 01/15/23	500	478

TELECOMMUNICATION SERVICES - 3.0%
AT&T Inc., 2.95%, 05/15/16	1,750	1,823
Crown Castle International Corp., 5.25%, 01/15/23 (e)	1,275	1,296
Frontier Communications Corp., 8.50%, 04/15/20 (e)	825	959
Sprint Nextel Corp., 7.00%, 08/15/20 (e)	1,250	1,362
T-Mobile USA Inc., 6.63%, 04/01/23 (e)	550	583
Verizon Communications Inc.
3.65%, 09/14/18	3,075	3,274
5.15%, 09/15/23	8,100	8,865
4.15%, 03/15/24	1,575	1,600
6.55%, 09/15/43	2,000	2,434

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.13%, 04/30/18	300	329
7.75%, 02/02/21 (e) (r)	730	747
VimpelCom Holdings BV
7.50%, 03/01/22 (r)	650	659
5.95%, 02/13/23	400	366
		24,297
UTILITIES - 0.6%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,175
Consumers Energy Co, 3.95%, 05/15/43	2,125	2,007
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	675	693
		4,875
Total Corporate Bonds and Notes (cost $201,979)		206,842

GOVERNMENT AND AGENCY OBLIGATIONS - 65.2%
GOVERNMENT SECURITIES - 40.5%
Federal Home Loan Bank - 0.8% (w)
Federal Home Loan Bank
1.88%, 03/13/20	1,400	1,375
3.00%, 09/10/21	3,200	3,306
3.25%, 06/09/23	2,000	2,053
		6,734
Federal National Mortgage Association - 0.7% (w)
Federal National Mortgage Association
0.38%, 03/16/15	800	801
6.25%, 05/15/29	2,600	3,419
6.63%, 11/15/30	900	1,237
		5,457
Municipals - 4.0%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	996
California State University, 5.00%, 11/01/42	390	418
City of New York, 5.00%, 08/01/24 - 08/01/25	1,205	1,384
Commonwealth of Massachusetts, 5.00%, 08/01/40	620	673
Commonwealth of Puerto Rico
8.00%, 07/01/35	1,975	1,843
5.50%, 07/01/39	85	64
5.00%, 07/01/41	20	14
Contra Costa Community College District, 5.00%, 08/01/38	270	294
County of DeKalb Water & Sewerage, RB, 5.25%, 10/01/41	270	294
County of Miami-Dade Transit System, RB, 5.00%, 07/01/42	445	466
Los Angeles Department of Water & Power, 5.00%, 07/01/43	565	604
Massachusetts Development Finance Agency, 5.00%, 07/01/43	270	295
Massachusetts School Building Authority, 5.00%, 10/15/41	355	382
Metropolitan Pier & Exposition Authority, 5.50%, 06/15/50	625	645
Metropolitan St Louis Sewer District, 5.00%, 05/01/42	420	456
New Jersey Economic Development Authority, 5.00%, 06/15/46	275	296
New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/36 - 06/15/44	1,010	1,063
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 02/01/42	305	326
New York City Transitional Finance Authority, RB, 5.00%, 05/01/38	255	276
New York City Water & Sewer System, 5.00%, 06/15/44	275	290
New York State Dormitory Authority, 5.00%, 02/15/43	430	460
North Texas Tollway Authority, 5.50%, 09/01/41	250	278
Northstar Education Finance Inc. Student Loan Asset-Backed Note
0.00%, 04/01/42 (i)	2,950	2,691
0.21%, 04/01/42 (i)	700	638
1.19%, 01/29/46 (i)	525	479
1.34%, 01/29/46 (i)	2,000	1,824
1.46%, 01/29/46 - 01/29/46 (i)	875	798
Ohio State Turnpike Commission
5.25%, 02/15/39	250	271
5.00%, 02/15/48 - 02/15/48	1,005	1,054
Pennsylvania Turnpike Commission, 5.00%, 12/01/43	255	267
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/33	15	10
6.00%, 07/01/38 - 07/01/44	90	67
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27	15	13
5.50%, 08/01/28 - 08/01/37	200	160
6.13%, 08/01/29	25	22
0.00%, 08/01/32 - 08/01/33 (k)	255	177
5.75%, 08/01/37	90	71
5.38%, 08/01/39	20	15
6.00%, 08/01/39	35	28
6.38%, 08/01/39	15	13
Sacramento Municipal Utility District, 5.00%, 08/15/41	255	273
State of California
5.00%, 09/01/27 - 04/01/43	3,520	3,850
7.95%, 03/01/36	1,290	1,518
7.63%, 03/01/40	2,390	3,336
State of Louisiana, RB, 5.00%, 05/01/45	330	347
State of Washington, 5.00%, 08/01/33 - 08/01/34	1,230	1,365
Tampa Bay Water, 5.00%, 10/01/38	535	582
University of Washington, 5.00%, 07/01/41	280	304
		31,990
Sovereign - 6.0%
Chile Government International Bond, 3.63%, 10/30/42 (e)	800	662
Colombia Government International Bond, 5.63%, 02/26/44	280	292
Dominican Republic International Bond
14.50%, 02/10/23, DOP	1,200	28
8.63%, 04/20/27	396	442
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	5,000	4,994
Hellenic Republic Government Bond
1.62%, 05/21/14 (i), EUR	670	912
1.02%, 08/10/14, EUR	1,050	1,409
International Finance Corp., 0.88%, 06/15/18 (e)	6,900	6,687
Israel Government AID Bond
5.50%, 09/18/23 - 04/26/24	5,000	5,928
5.50%, 12/04/23 (e)	500	593
Italy Buoni Poliennali Del Tesoro, 4.75%, 09/01/44 (r), EUR	420	625
Kommunalbanken A/S, 1.00%, 09/26/17 (e) (r)	2,300	2,270
Mexico Bonos
6.50%, 06/10/21, MXN	6,507	520
8.00%, 12/07/23, MXN	6,841	593
7.50%, 06/03/27, MXN	6,260	521

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
8.50%, 05/31/29 - 11/18/38 , MXN	8,015	715
7.75%, 05/29/31 - 11/13/42 , MXN	15,045	1,240
10.00%, 11/20/36, MXN	7,827	795
Mexico Government International Bond, 4.75%, 03/08/44	2,670	2,537
Panama Government International Bond, 9.38%, 04/01/29	90	128
Perusahaan Penerbit SBSN Indonesia, 6.13%, 03/15/19 (e) (r)	630	688
Province of Quebec, Canada, 4.60%, 05/26/15 (e)	1,475	1,547
Republic of Honduras, 8.75%, 12/16/20 (r)	610	668
Slovenia Government International Bond
4.13%, 02/18/19	380	393
5.25%, 02/18/24 (r)	750	778
Spain Government Bond, 5.15%, 10/31/44 (r), EUR	400	634
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,515
3.88%, 02/15/21	3,700	3,989
5.98%, 04/01/36	1,250	1,544
4.63%, 09/15/60	800	783
Turkey Government International Bond
5.63%, 03/30/21	590	615
6.25%, 09/26/22	1,740	1,870
		47,915
Treasury Inflation Index Securities - 1.3%
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/22 (n)	6,821	6,683
2.50%, 01/15/29 (n)	1,689	2,050
1.38%, 02/15/44 (n)	1,255	1,280
		10,013
U.S. Treasury Securities - 27.7%
U.S. Treasury Bond
3.00%, 05/15/42	7,900	7,121
3.63%, 08/15/43 - 02/15/44	40,800	41,295
3.75%, 11/15/43 (o)	2,400	2,485
U.S. Treasury Note
0.13%, 12/31/14 (o)	10,850	10,852
0.25%, 07/31/15	38,500	38,535
0.75%, 01/15/17	26,100	26,065
1.50%, 01/31/19	43,000	42,637
1.63%, 03/31/19	15,200	15,128
2.13%, 01/31/21	6,500	6,437
2.25%, 03/31/21	13,700	13,653
2.75%, 11/15/23 (o)	13,000	13,060
2.75%, 02/15/24 (e)	4,200	4,210
		221,478
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 24.7%
Federal Home Loan Mortgage Corp. - 5.9%
Federal Home Loan Mortgage Corp.
2.52%, 01/25/23	2,700	2,592
3.11%, 02/25/23	1,500	1,498
5.00%, 03/01/26 - 06/01/41	4,399	4,800
5.50%, 04/01/28 - 02/01/39	2,627	2,883
3.00%, 03/01/32 - 04/01/43	9,791	9,464
4.00%, 08/01/36 - 12/01/36	962	998
2.83%, 01/01/37 (i)	619	656
6.50%, 01/01/38 - 12/01/38	1,587	1,800
7.00%, 02/01/39	1,462	1,619
4.50%, 11/01/40 - 03/01/41	77	82
5.50%, 04/15/44, TBA (g)	3,000	3,298
REMIC, 3.03%, 10/25/20 (i)	4,700	4,843
REMIC, 1,156.50%, 06/15/21 (q)	—	—
REMIC, 2.78%, 09/25/22	1,759	1,798
REMIC, 3.46%, 08/25/23 (i)	800	816
REMIC, 6.50%, 02/15/36 - 05/15/41	8,544	9,613
REMIC, Interest Only, 5.95%, 11/15/43 (i) (q)	2,594	324
		47,084
Federal National Mortgage Association - 18.2%
Federal National Mortgage Association
2.80%, 03/01/18	2,446	2,555
5.00%, 03/01/18 - 10/01/41	5,063	5,508
3.74%, 05/01/18	1,441	1,546
3.84%, 05/01/18	1,790	1,935
4.50%, 05/01/18 - 10/01/41	6,623	7,078
6.50%, 02/01/19	1	1
4.51%, 06/01/19	4,400	4,820
3.42%, 10/01/20	1,142	1,194
3.61%, 12/01/20	813	854
4.38%, 06/01/21	3,535	3,876
3.83%, 07/01/21	1,600	1,698
5.50%, 09/01/23 - 12/01/39	8,641	9,467
6.00%, 01/01/24 - 05/01/41	15,382	17,131
8.00%, 08/01/29 - 01/01/31	48	53
7.00%, 07/01/32 - 03/01/39	857	939
2.12%, 11/01/35 (i)	40	43
2.36%, 05/01/36 (i)	297	316
2.54%, 05/01/36 (i)	294	313
2.57%, 08/01/36 (i)	273	292
4.00%, 08/01/36 - 09/01/39	534	554
2.44%, 09/01/36 (i)	285	302
3.00%, 08/01/42 - 07/01/43	26,813	25,940
2.50%, 01/01/43	1,914	1,771
3.00%, 04/15/44, TBA (g)	18,000	17,377
4.50%, 04/15/44, TBA (g)	2,000	2,134
6.00%, 04/15/44, TBA (g)	15,000	16,718
5.00%, 05/15/44, TBA (g)	13,000	14,140
REMIC, 5.85%, 05/25/40 (i) (q)	1,827	278
REMIC, 5.00%, 06/25/41 - 10/25/41	3,075	3,358
REMIC, 7.00%, 07/25/42 - 10/25/42	2,003	2,211
REMIC, Interest Only, 6.53%, 10/25/35 (i) (q)	896	157
REMIC, Interest Only, 4.85%, 11/25/40 (i) (q)	3,946	749
REMIC, Interest Only, 5.85%, 11/25/40 (i) (q)	1,743	226
		145,534
Government National Mortgage Association - 0.6%
Government National Mortgage Association
3.95%, 07/15/25	831	862
6.00%, 06/15/34 - 11/15/38	120	135
5.00%, 06/15/40	101	111
2.50%, 12/20/42	39	37
5.00%, 04/15/44, TBA (g)	3,000	3,276
REMIC, Interest Only, 6.55%, 08/16/43 (i) (q)	1,785	288
		4,709
Total Government and Agency Obligations (cost $515,819)		520,914

COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (q)	491	—
Total Common Stocks (cost $184)		—

SHORT TERM INVESTMENTS - 8.4%
Investment Companies - 4.8%
JNL Money Market Fund, 0.01% (a) (h)	38,544	38,544
Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	21,908	21,908

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Treasury Securities - 0.9%
Mexico Cetes, 0.26%, 06/26/14, MXN	$9,298	7,065
Total Short Term Investments (cost $67,548)		67,517

Total Investments - 108.8% (cost $862,751)		869,727
Total Forward Sales Commitments - (1.1%) (proceeds $8,618)		(8,680)
Other Assets and Liabilities, Net - (7.7%)		(61,772)
Total Net Assets - 100.0%		$799,275

FORWARD SALES COMMITMENTS - 1.1%
GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.1%
Federal Home Loan Mortgage Corp. - 1.1%
Federal Home Loan Mortgage Corp., 3.00%, 04/15/44 , TBA (g)	$9,000	$8,680

Total Forward Sales Commitments - 1.1% (proceeds $8,618)		$8,680

JNL/Goldman Sachs Emerging Markets Debt Fund

CORPORATE BONDS AND NOTES - 24.7%
ARGENTINA - 0.6%
Arcos Dorados Holdings Inc., 6.63%, 09/27/23 (r)	$2,435	$2,496
Transportadora de Gas del Sur SA, 9.63%, 05/14/20 (q)	397	381
YPF SA, 8.88%, 12/19/18 (e) (r)	1,500	1,566
		4,443
BARBADOS - 0.2%
Columbus International Inc., 7.38%, 03/30/21 (r)	1,540	1,584

BRAZIL - 1.5%
Banco do Estado do Rio Grande do Sul SA
7.38%, 02/02/22 (r)	2,130	2,178
7.38%, 02/02/22 (e)	360	368
Banco Santander Brasil SA, 8.00%, 03/18/16 (r), BRL	4,750	1,926
Marfrig Holding Europe BV
9.88%, 07/24/17 (e)	220	230
11.25%, 09/20/21 (r)	334	358
Petrobras Global Finance BV
4.88%, 03/17/20	2,250	2,256
6.25%, 03/17/24	1,470	1,515
Raizen Fuels Finance Ltd., 9.50%, 08/15/14	2,250	2,311
Schahin II Finance Co SPV Ltd., 5.88%, 09/25/22	474	456
USJ Acucar e Alcool SA, 9.88%, 11/09/19 (e) (r)	750	742
		12,340
CHILE - 1.7%
AES Gener SA
5.25%, 08/15/21 (e)	2,520	2,633
8.38%, 12/18/73 (i) (r)	1,130	1,198
CFR International SpA
5.13%, 12/06/22 (r)	270	261
5.13%, 12/06/22 (e)	380	367
E.CL SA, 5.63%, 01/15/21	1,980	2,115
Embotelladora Andina SA, 5.00%, 10/01/23 (r)	1,060	1,103
Empresa de Transporte de Pasajeros Metro SA, 4.75%, 02/04/24 (r)	200	208
ENTEL Chile SA, 4.88%, 10/30/24 (r)	2,370	2,390
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (r)	230	246
3.63%, 04/03/23 (r)	470	428
3.63%, 04/03/23 (e)	2,670	2,429
		13,378
CHINA - 0.7%
China Resources Gas Group Ltd., 4.50%, 04/05/22	700	696
Country Garden Holdings Co. Ltd., 11.13%, 02/23/18	590	638
Golden Eagle Retail Group Ltd.
4.63%, 05/21/23 (r)	400	351
4.63%, 05/21/23	482	423
Hero Asia Investment Ltd., 5.25%, (callable at 100 beginning 12/07/15) (m)	987	998
Soho China Ltd., 7.13%, 11/07/22 (e)	600	549
Sparkle Assets Ltd., 6.88%, 01/30/20 (e)	671	633
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	890	992
Wanda Properties International Co. Ltd., 7.25%, 01/29/24	490	491
		5,771
COLOMBIA - 1.6%
Banco de Bogota SA, 5.00%, 01/15/17	330	350
Bancolombia SA, 5.95%, 06/03/21	4,050	4,323
Ecopetrol SA, 7.63%, 07/23/19	1,150	1,378
Empresas Publicas de Medellin ESP, 7.63%, 07/29/19	930	1,107
Pacific Rubiales Energy Corp.
5.38%, 01/26/19 (r)	1,490	1,546
5.13%, 03/28/23 (r)	1,420	1,381
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	2,640	2,746
		12,831
COSTA RICA - 0.1%
Banco de Costa Rica, 5.25%, 08/12/18 (r)	570	579
Banco Nacional de Costa Rica, 6.25%, 11/01/23 (r)	600	593
		1,172
GUATEMALA - 0.5%
Central American Bottling Corp.
6.75%, 02/09/22 (e) (r)	70	74
6.75%, 02/09/22 (e)	1,510	1,585
Comcel Trust, 6.88%, 02/06/24 (r)	2,140	2,239
		3,898
HONG KONG - 1.2%
Champion MTN Ltd., 3.75%, 01/17/23	2,530	2,208
CITIC Pacific Ltd.
8.63% (callable at 100 beginning 11/22/18) (i) (m)	500	536
6.80%, 01/17/23	240	254
Franshion Brilliant Ltd., 5.75%, 03/19/19	810	798
Metropolitan Light International Ltd., 5.25%, 01/17/18	1,260	1,266
New Cotai LLC, 10.63%, 05/01/19 (r) (y)	264	290
Pacnet Ltd., 9.00%, 12/12/18 (q)	370	395
PCCW Capital No 4 Ltd., 5.75%, 04/17/22	750	772
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	1,290	1,334
Wharf Finance Ltd., 4.63%, 02/08/17 (e)	960	1,015

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Yingde Gases Investment Ltd., 8.13%, 04/22/18 (e) (r)	540	540
		9,408
INDIA - 0.6%
Bharti Airtel International Netherlands BV, 5.13%, 03/11/23 (r)	542	539
Reliance Holdings USA Inc., 5.40%, 02/14/22	1,626	1,703
Rolta LLC, 10.75%, 05/16/18 (r)	625	617
Vedanta Resources Plc, 7.13%, 05/31/23 (e) (r)	2,350	2,344
		5,203
INDONESIA - 0.4%
Indo Energy Finance BV, 7.00%, 05/07/18	250	243
Indo Energy Finance II BV, 6.38%, 01/24/23	530	422
Ottawa Holdings Pte Ltd., 5.88%, 05/16/18 (e) (r)	725	591
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 03/27/20	571	558
TBG Global Pte Ltd., 4.63%, 04/03/18 (e) (r)	325	321
Theta Capital Pte Ltd., 7.00%, 05/16/19	895	912
		3,047
IRELAND - 0.1%
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18	970	926

ISRAEL - 0.4%
Israel Electric Corp. Ltd.
5.63%, 06/21/18 (r)	830	876
7.25%, 01/15/19	1,500	1,674
7.75%, 12/15/27	250	281
		2,831
JAMAICA - 0.6%
Digicel Group Ltd.
8.25%, 09/30/20	3,260	3,480
8.25%, 09/30/20 (r)	580	619
7.13%, 04/01/22 (r)	700	708
Digicel Ltd., 7.00%, 02/15/20 (r)	200	208
		5,015
KAZAKHSTAN - 1.0%
KazMunaiGaz Finance Sub BV, 11.75%, 01/23/15	7,360	7,894

LUXEMBOURG - 0.7%
Altice Financing SA
7.88%, 12/15/19	960	1,049
6.50%, 01/15/22 (r)	880	922
Altice Finco SA, 9.88%, 12/15/20	430	490
Millicom International Cellular SA, 4.75%, 05/22/20 (e) (r)	1,110	1,085
Rosneft Finance SA, 7.88%, 03/13/18	370	414
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	800	843
Wind Acquisition Holdings Finance SA, 12.25%, 07/15/17 (y), EUR	329	476
		5,279
MACAU - 0.2%
Wynn Macau Ltd, 5.25%, 10/15/21 (r)	1,460	1,486

MALAYSIA - 1.1%
Bank Negara Malaysia Monetary Note, 0.00%, 08/14/14 (j), MYR	30,200	9,148

MEXICO - 2.5%
Alfa SAB de CV
5.25%, 03/25/24 (r)	500	513
6.88%, 03/25/44 (r)	300	309
America Movil SAB de CV
6.45%, 12/05/22, MXN	16,420	1,171
8.46%, 12/18/36, MXN	27,000	1,962
Cemex Finance LLC, 5.25%, 04/01/21 (r), EUR	1,236	1,730
Cemex SAB de CV
6.50%, 12/10/19 (r)	680	723
7.25%, 01/15/21 (r)	450	492
Grupo Cementos de Chihuahua SAB de CV, 8.13%, 02/08/20 (r)	250	270
Grupo KUO SAB De CV, 6.25%, 12/04/22 (r)	660	673
Grupo Televisa SAB, 7.25%, 05/14/43, MXN	42,040	2,595
Metalsa SA de CV, 4.90%, 04/24/23 (e) (r)	1,840	1,702
Offshore Drilling Holding SA, 8.38%, 09/20/20 (e) (r)	1,840	2,008
Petroleos Mexicanos
7.65%, 11/24/21 (r), MXN	36,505	2,917
6.38%, 01/23/45 (e) (r)	900	971
Tenedora Nemak SA de CV, 5.50%, 02/28/23 (r)	570	579
Trust F/1401
5.25%, 12/15/24 (e) (r)	1,000	998
6.95%, 01/30/44 (q)	520	521
		20,134
NETHERLANDS - 0.0%
Indosat Palapa Co. BV, 7.38%, 07/29/20	184	200

PARAGUAY - 0.4%
Banco Continental SAECA, 8.88%, 10/15/17	1,235	1,309
Banco Regional SAECA, 8.13%, 01/24/19 (r)	1,950	2,087
		3,396
PERU - 0.4%
Corp. Lindley SA, 6.75%, 11/23/21 (e)	1,885	2,012
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 (j)	494	458
0.00%, 06/02/25 (j) (q)	1,007	679
SAN Miguel Industrias Pet SA, 7.75%, 11/06/20 (r)	370	386
		3,535
PHILIPPINES - 0.5%
Alliance Global Group Inc., 6.50%, 08/18/17	380	409
Energy Development Corp., 6.50%, 01/20/21	2,130	2,223
San Miguel Corp., 4.88%, 04/26/23	1,339	1,172
		3,804
QATAR - 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.30%, 09/30/20	2,400	2,582

RUSSIAN FEDERATION - 2.2%
EDC Finance Ltd., 4.88%, 04/17/20 (r)	1,290	1,167
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/22	2,919	2,591
6.00%, 11/27/23	360	353
6.00%, 11/27/23 (r)	3,340	3,273
Gazprom OAO Via Gaz Capital SA
6.00%, 01/23/21	1,220	1,243
7.29%, 08/16/37	330	340
Lukoil International Finance BV
7.25%, 11/05/19	900	994
6.13%, 11/09/20	200	207
4.56%, 04/24/23	590	540
MTS International Funding Ltd., 8.63%, 06/22/20 (e)	1,790	2,041
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18 (r)	230	220
Rosneft Finance SA, 6.63%, 03/20/17	2,290	2,453
Sibur Securities Ltd., 3.91%, 01/31/18 (r)	1,680	1,541

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Uralkali OJSC, 3.72%, 04/30/18 (r)	1,130	1,071
		18,034
SINGAPORE - 0.4%
Berau Capital Resources Pte Ltd., 12.50%, 07/08/15	765	799
Global A&T Electronics Ltd., 10.00%, 02/01/19 (e) (r)	497	406
Olam International Ltd.
6.00%, 10/15/16 (v)	400	430
7.50%, 08/12/20	230	247
SPI Australia Assets Pty Ltd., 3.55%, 04/09/23	1,060	986
TBG Global Pte Ltd., 4.63%, 04/03/18	241	238
		3,106
SOUTH AFRICA - 1.2%
Peermont Global Pty Ltd., 7.75%, 04/30/14, EUR	970	1,336
Transnet SOC Ltd.
10.50%, 09/17/20, ZAR	17,000	1,702
10.80%, 11/06/23, ZAR	7,000	720
8.90%, 11/14/27, ZAR	47,000	4,253
10.00%, 03/30/29, ZAR	16,500	1,433
		9,444
SPAIN - 0.4%
Ajecorp BV
6.50%, 05/14/22 (r)	1,080	1,050
6.50%, 05/14/22	1,100	1,070
BC Luxco 1 SA, 7.38%, 01/29/20	1,170	1,180
		3,300
TAIWAN - 0.2%
CTBC Bank Co. Ltd., 5.63%, (callable at 100 beginning 03/17/15) (i) (m)	1,580	1,580

THAILAND - 0.8%
Bank of Thailand, 3.22%, 03/01/16, THB	87,900	2,751
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (e)	3,192	3,502
		6,253
TURKEY - 0.6%
Coca-Cola Icecek A/S, 4.75%, 10/01/18 (r)	960	991
Turkiye Vakiflar Bankasi Tao, 3.75%, 04/15/18 (r)	4,030	3,809
		4,800
UKRAINE - 0.3%
Ferrexpo Finance Plc, 7.88%, 04/07/16 (e)	1,180	1,133
Metinvest BV, 8.75%, 02/14/18	480	439
MHP SA
8.25%, 04/02/20	500	430
8.25%, 04/02/20 (r)	530	456
		2,458
UNITED ARAB EMIRATES - 1.3%
Dolphin Energy Ltd., 5.50%, 12/15/21 (e)	5,740	6,479
Ruwais Power Co. PJSC, 6.00%, 08/31/36 (e) (r)	3,570	3,913
		10,392
Total Corporate Bonds and Notes (cost $206,348)		198,672

GOVERNMENT AND AGENCY OBLIGATIONS - 50.7%
AZERBAIJAN - 0.0%
Republic of Azerbaijan International Bond, 4.75%, 03/18/24	220	221

BRAZIL - 7.9%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/16 - 08/15/50 (s), BRL	31,155	31,678
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/15 - 07/01/17 (j), BRL	32,865	10,201
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28 (e) (r)	1,120	1,084
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/18 - 01/01/23, BRL	51,295	20,569
		63,532
CHILE - 0.5%
Chile Government International Bond, 6.00%, 01/01/18, CLP	595,000	1,136
Inflation Indexed Bonos del Banco Central de Chile en UF, 3.00%, 03/01/22 (n), CLP	401,318	789
Tesoreria General de la Republica Inflation Indexed Note, 3.00%, 01/01/15 (n), CLP	991,493	1,847
		3,772
COLOMBIA - 4.3%
Colombia Government International Bond, 4.38%, 03/21/23, COP	324,000	149
Colombia TES
8.00%, 10/28/15, COP	8,015,200	4,275
7.00%, 05/04/22, COP	39,155,700	20,614
7.50%, 08/26/26, COP	4,849,700	2,526
6.00%, 04/28/28, COP	15,377,400	7,177
		34,741
COSTA RICA - 0.3%
Republic of Costa Rica
11.13%, 03/28/18 (q), CRC	1,030,300	2,019
9.20%, 03/27/19 (q), CRC	30,100	55
		2,074
DOMINICAN REPUBLIC - 1.0%
Dominican Republic International Bond
16.95%, 02/04/22, DOP	79,900	2,187
14.50%, 02/10/23 (r), DOP	39,200	927
14.50%, 02/10/23, DOP	16,200	383
6.60%, 01/28/24 (r)	1,040	1,066
18.50%, 02/04/28 (r), DOP	134,200	3,669
		8,232
HONDURAS - 0.5%
Honduras Government International Bond, 7.50%, 03/15/24	370	368
Republic of Honduras, 8.75%, 12/16/20 (r)	3,490	3,822
		4,190
HUNGARY - 0.7%
Hungary Government International Bond, 5.38%, 03/25/24	5,500	5,511

INDONESIA - 1.5%
Indonesia Government Bond
7.38%, 09/15/16, IDR	59,070,000	5,200
15.00%, 07/15/18, IDR	18,617,000	2,073
Indonesia Government International Bond
5.38%, 10/17/23 (r)	1,270	1,317
6.75%, 01/15/44 (r)	1,390	1,520
Perusahaan Penerbit SBSN Indonesia, 6.13%, 03/15/19 (e) (r)	2,040	2,229
		12,339

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MALAYSIA - 0.8%
Malaysia Government Bond
5.09%, 04/30/14, MYR	16,630	5,101
3.43%, 08/15/14, MYR	4,660	1,429
		6,530
MEXICO - 5.9%
Mexico Bonos
6.25%, 06/16/16, MXN	33,920	2,719
7.25%, 12/15/16, MXN	9,005	742
5.00%, 06/15/17, MXN	16,407	1,280
4.75%, 06/14/18, MXN	169,189	12,851
6.50%, 06/10/21 - 06/09/22 , MXN	21,649	1,723
8.00%, 12/07/23, MXN	1,312	114
7.50%, 06/03/27, MXN	35,019	2,917
8.50%, 05/31/29 - 11/18/38 , MXN	56,165	5,006
7.75%, 05/29/31 - 11/13/42 , MXN	124,355	10,388
10.00%, 11/20/36, MXN	72,138	7,324
Mexico Government Inflation Indexed Bond
5.00%, 06/16/16 (n), MXN	25,245	2,094
3.50%, 12/14/17 (n), MXN	2,803	229
		47,387
NIGERIA - 0.1%
Nigeria Government Bond, 16.00%, 06/29/19, NGN	73,000	475

PARAGUAY - 0.2%
Republic of Paraguay, 4.63%, 01/25/23 (r)	2,010	1,990

PERU - 0.7%
Peru Government International Bond
7.84%, 08/12/20, PEN	2,924	1,155
5.20%, 09/12/23, PEN	4,216	1,413
8.20%, 08/12/26, PEN	2,851	1,168
6.95%, 08/12/31, PEN	3,811	1,366
6.90%, 08/12/37, PEN	1,465	515
6.85%, 02/12/42, PEN	1,049	361
		5,978
PHILIPPINES - 0.4%
Philippine Government Bond, 4.95%, 01/15/21, PHP	81,000	1,865
Philippine Government International Bond, 6.25%, 01/14/36, PHP	52,000	1,177
		3,042
POLAND - 2.4%
Poland Government Bond
2.50%, 07/25/18, PLN	14,260	4,522
5.50%, 10/25/19, PLN	14,930	5,362
5.75%, 10/25/21, PLN	19,847	7,263
4.00%, 10/25/23, PLN	5,790	1,880
		19,027
PUERTO RICO - 0.7%
Commonwealth of Puerto Rico
8.00%, 07/01/35	4,540	4,236
5.50%, 07/01/39	250	188
5.00%, 07/01/41	10	7
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/33	55	37
5.75%, 07/01/37	30	22
6.00%, 07/01/38 - 07/01/44	210	156
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27	40	33
5.50%, 08/01/28 - 08/01/37	455	364
6.13%, 08/01/29	60	52
0.00%, 08/01/32 - 08/01/33 (k)	605	414
5.75%, 08/01/37	195	153
5.38%, 08/01/39	50	38
6.00%, 08/01/39	65	52
6.38%, 08/01/39	55	46
		5,798
ROMANIA - 0.5%
Romania Government Bond, 5.90%, 07/26/17, RON	12,310	3,981

RUSSIAN FEDERATION - 5.9%
AHML Finance Ltd., 7.75%, 02/13/18 (r), RUB	165,700	4,372
Russia Federal Bond, 7.00%, 08/16/23, RUB	159,830	4,066
Russia Government Bond
6.20%, 01/31/18, RUB	519,860	13,938
7.50%, 02/27/19, RUB	178,190	4,897
7.60%, 07/20/22, RUB	115,340	3,067
7.00%, 01/25/23, RUB	139,120	3,569
7.05%, 01/19/28, RUB	246,650	6,098
Russia Government International Bond
7.85%, 03/10/18, RUB	245,000	6,880
7.50%, 03/31/30	113	129
		47,016
SOUTH AFRICA - 2.9%
South Africa Government Bond
8.00%, 12/21/18, ZAR	53,680	5,134
7.25%, 01/15/20, ZAR	45,725	4,183
6.75%, 03/31/21, ZAR	154,720	13,575
		22,892
THAILAND - 5.9%
Bank of Thailand, 2.95%, 01/14/16, THB	71,560	2,228
Thailand Government Bond
3.63%, 05/22/15 - 06/16/23 , THB	511,348	15,919
3.13%, 12/11/15, THB	200,460	6,265
3.25%, 06/16/17, THB	90,800	2,848
3.88%, 06/13/19, THB	16,270	518
3.65%, 12/17/21, THB	397,185	12,316
3.58%, 12/17/27, THB	131,500	3,899
3.78%, 06/25/32, THB	20,200	591
Thailand Government Inflation Indexed Bond, 1.20%, 07/14/21 (s), THB	82,000	2,573
		47,157
TURKEY - 5.6%
Turkey Government Bond
8.30%, 10/07/15 - 06/20/18 , TRY	28,805	12,675
9.00%, 03/08/17, TRY	19,450	8,831
6.30%, 02/14/18, TRY	10,500	4,318
8.80%, 11/14/18, TRY	4,320	1,918
9.50%, 01/12/22, TRY	16,440	7,414
8.50%, 09/14/22, TRY	5,890	2,512
7.10%, 03/08/23, TRY	12,675	4,887
Turkey Government International Bond, 5.75%, 03/22/24	2,420	2,504
		45,059
UNITED STATES OF AMERICA - 2.0%
U.S. Treasury Bond
3.63%, 08/15/43 (o)	4,900	4,960
3.75%, 11/15/43 (o)	6,800	7,040
3.63%, 02/15/44	4,000	4,046
		16,046
Total Government and Agency Obligations (cost $426,562)		406,990

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.3%
BRAZIL - 0.3%
Brazil Loan Trust 1, 5.48%, 07/24/23 (e) (r)	2,130	2,157
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,203)		2,157

CREDIT LINKED STRUCTURED NOTES - 7.4%
COLOMBIA - 2.1%
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24, Moody’s rating N/A) (r), COP	1,642,000	1,105
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20, Moody’s rating N/A) (i) (r), COP	4,514,000	3,031
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (i) (r), COP	10,289,000	6,600
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	5,942
		16,678
INDONESIA - 5.0%
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	82,000,000	7,874
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (q), IDR	20,500,000	1,997
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (r), IDR	17,900,000	1,391
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3), IDR	13,600,000	1,150
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3), IDR	71,400,000	6,371
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.00%, 07/18/17, Moody’s rating Baa3) (r), IDR	65,000,000	6,120
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.75%, 05/17/16, Moody’s rating Baa3) (r), IDR	86,000,000	8,065
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.13%, 05/17/28, Moody’s rating Baa3) (r), IDR	27,187,000	1,922
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	2,800,000	199
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	46,000,000	3,270
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	15,473,000	1,435
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	5,254,000	487
		40,281
NIGERIA - 0.3%
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 10.00%, 07/23/30, Moody’s rating N/A) (r), NGN	276,000	1,267
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 16.00%, 07/03/19, Moody’s rating N/A) (r), NGN	115,000	738
HSBC Credit Linked Note (Federal Republic of Nigeria, 7.00%, 10/23/19, Moody’s rating N/A) (r), NGN	97,580	430
		2,435
Total Credit Linked Structured Notes (cost $70,775)		59,394

OTHER EQUITY INTERESTS - 0.1%
ITALY - 0.1%
Wind Acquisition Finance SA (r) (u)	460	485
Total Other Equity Interests (cost $470)		485

COMMON STOCKS - 0.0%
HONG KONG - 0.0%
New Cotai LLC (c) (f)	—	24
Total Common Stocks (cost $0)		24

SHORT TERM INVESTMENTS - 17.4%
Investment Companies - 10.9%
JNL Money Market Fund, 0.01% (a) (h)	87,577	87,577

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	30,895	30,895
Treasury Securities - 2.7%
Bank Negara Malaysia Monetary Note
0.89%, 05/22/14, MYR	13,560	4,136
0.88%, 05/27/14, MYR	12,390	3,777
0.89%, 07/08/14, MYR	12,410	3,770
0.86%, 11/06/14, MYR	6,640	1,997
Mexico Cetes, 0.27%, 07/10/14, MXN	10,926	8,291
		21,971
Total Short Term Investments (cost $140,649)		140,443

Total Investments - 100.6% (cost $847,007)		808,165
Other Assets and Liabilities, Net - (0.6%)		(4,558)
Total Net Assets - 100.0%		$803,607

JNL/Goldman Sachs Mid Cap Value Fund

COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 11.1%
AMC Networks Inc. - Class A (c)	107	$7,835
Delphi Automotive Plc	194	13,181
Dollar Tree Inc. (c)	7	343
Expedia Inc.	90	6,516
Gannett Co. Inc.	18	500
GNC Holdings Inc. - Class A	7	325
HanesBrands Inc.	13	982
Jack in the Box Inc. (c)	10	606
Jarden Corp. (c)	6	338
Lear Corp.	1	73
Lennar Corp. - Class A	13	509
Liberty Interactive Corp. - Interactive Class A (c)	568	16,405
Liberty Media Corp. - Class A (c)	96	12,514
Live Nation Inc. (c)	10	218
Macy’s Inc.	175	10,376
Madison Square Garden Inc. - Class A (c)	8	454
Meritage Homes Corp. (c)	6	267

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MGM Resorts International (c)	389	10,059
Mohawk Industries Inc. (c)	70	9,554
PVH Corp.	104	13,019
Scripps Networks Interactive Inc.	100	7,581
Signet Jewelers Ltd.	1	155
Starwood Hotels & Resorts Worldwide Inc.	152	12,131
Toll Brothers Inc. (c)	265	9,510
TRW Automotive Holdings Corp. (c)	3	241
Vail Resorts Inc.	6	404
Visteon Corp. (c)	3	298
		134,394
CONSUMER STAPLES - 3.6%
Constellation Brands Inc. - Class A (c)	89	7,587
Hain Celestial Group Inc. (c)	4	410
Ingredion Inc.	135	9,189
Kroger Co.	397	17,322
Spectrum Brands Holdings Inc.	7	591
Tyson Foods Inc. - Class A	193	8,500
		43,599
ENERGY - 7.8%
Cameron International Corp. (c)	212	13,086
Chesapeake Energy Corp.	681	17,458
Cimarex Energy Co.	155	18,420
Dresser-Rand Group Inc. (c)	6	338
Dril-Quip Inc. (c)	2	218
EQT Corp.	85	8,223
Forum Energy Technologies Inc. (c)	18	564
Laredo Petroleum Holdings Inc. (c) (e)	25	654
Newfield Exploration Co. (c)	74	2,318
Oil States International Inc. (c)	81	7,946
Range Resources Corp.	98	8,143
Rex Energy Corp. (c)	26	491
Rice Energy Inc. (c)	23	599
RPC Inc.	25	504
SM Energy Co.	10	711
Tesoro Corp.	289	14,630
Western Refining Inc.	5	199
		94,502
FINANCIALS - 29.1%
Allied World Assurance Co. Holdings Ltd.	6	659
American Campus Communities Inc.	17	650
American Equity Investment Life Holding Co.	27	628
Ares Capital Corp.	8	137
Arthur J Gallagher & Co.	228	10,832
AvalonBay Communities Inc.	139	18,199
BancorpSouth Inc.	20	487
Bank of the Ozarks Inc.	11	736
BankUnited Inc.	12	429
BOK Financial Corp.	5	360
Brixmor Property Group Inc. (e)	19	398
Brown & Brown Inc.	11	328
Camden Property Trust	218	14,686
CBL & Associates Properties Inc.	28	491
CIT Group Inc.	36	1,775
CNO Financial Group Inc.	40	723
CubeSmart	22	385
Cullen/Frost Bankers Inc.	5	417
DDR Corp.	583	9,609
Douglas Emmett Inc.	15	400
DuPont Fabros Technology Inc. (e)	11	272
E*TRADE Financial Corp. (c)	26	606
East West Bancorp Inc.	17	613
Endurance Specialty Holdings Ltd.	11	576
Everest Re Group Ltd.	85	13,053
First Cash Financial Services Inc. (c)	4	202
First Financial Bankshares Inc. (e)	4	236
First Republic Bank	216	11,676
Genworth Financial Inc. - Class A (c)	583	10,331
Glacier Bancorp Inc.	16	468
Highwoods Properties Inc.	14	552
Huntington Bancshares Inc.	1,433	14,282
ING US Inc.	266	9,653
Invesco Ltd.	540	19,976
Kennedy-Wilson Holdings Inc.	22	503
KeyCorp	856	12,193
Lincoln National Corp.	393	19,899
M&T Bank Corp. (e)	199	24,157
Maiden Holdings Ltd.	10	119
Markel Corp. (c)	1	558
MarketAxess Holdings Inc.	3	178
NASDAQ OMX Group Inc.	367	13,568
National Health Investors Inc.	6	344
PacWest Bancorp (e)	12	519
Pebblebrook Hotel Trust	18	615
Post Properties Inc.	13	641
Principal Financial Group Inc.	434	19,939
PrivateBancorp Inc.	18	553
ProAssurance Corp.	10	438
Prosperity Bancshares Inc.	11	730
Protective Life Corp.	10	522
PS Business Parks Inc.	4	300
Radian Group Inc.	26	390
Raymond James Financial Inc.	243	13,585
Signature Bank (c)	70	8,790
SLM Corp.	617	15,111
Starwood Property Trust Inc.	441	10,406
Stifel Financial Corp. (c)	6	305
Strategic Hotels & Resorts Inc. (c)	38	387
Tanger Factory Outlet Centers Inc.	232	8,103
Taubman Centers Inc.	156	11,038
Texas Capital Bancshares Inc. (c)	10	667
Two Harbors Investment Corp.	722	7,404
UMB Financial Corp.	6	415
Unum Group	240	8,478
Validus Holdings Ltd.	243	9,180
Washington Federal Inc.	12	285
Webster Financial Corp.	15	459
WR Berkley Corp.	12	491
XL Group Plc	466	14,578
Zions Bancorp	67	2,071
		352,744
HEALTH CARE - 9.4%
Aetna Inc.	121	9,064
Agilent Technologies Inc.	409	22,844
Alere Inc. (c)	10	337
Allscripts-Misys Healthcare Solutions Inc. (c)	30	533
Cardinal Health Inc.	282	19,730
CareFusion Corp. (c)	242	9,740
CIGNA Corp.	32	2,721
CR Bard Inc.	66	9,830
Envision Healthcare Holdings Inc. (c)	11	373
HealthSouth Corp.	11	392
Hill-Rom Holdings Inc.	8	313
Humana Inc.	134	15,086
Laboratory Corp. of America Holdings (c)	90	8,843
PerkinElmer Inc.	6	276
Surgical Care Affiliates Inc. (c)	8	252
Teleflex Inc.	3	319
Tenet Healthcare Corp. (c)	296	12,654
TESARO Inc. (c)	7	194
WellCare Health Plans Inc. (c)	7	468
		113,969

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
INDUSTRIALS - 13.2%
Actuant Corp. - Class A	10	330
Armstrong World Industries Inc. (c)	186	9,907
Belden Inc.	6	435
Carlisle Cos. Inc.	168	13,319
Crane Co.	213	15,164
Esterline Technologies Corp. (c) (e)	9	927
Graco Inc.	4	279
KBR Inc.	276	7,367
Kennametal Inc.	10	432
Nordson Corp.	5	333
Pall Corp.	5	405
Quanta Services Inc. (c)	13	471
Robert Half International Inc.	6	266
Roper Industries Inc.	34	4,478
Sensata Technologies Holding NV (c)	12	529
SPX Corp.	4	353
Stanley Black & Decker Inc.	154	12,479
Terex Corp.	258	11,410
Textron Inc.	504	19,816
Timken Co.	244	14,319
Triumph Group Inc.	311	20,056
Tyco International Ltd.	332	14,096
UniFirst Corp.	3	298
United Continental Holdings Inc. (c)	252	11,264
Waste Connections Inc.	12	519
Watsco Inc.	2	240
WESCO International Inc. (c)	9	718
		160,210
INFORMATION TECHNOLOGY - 11.4%
Altera Corp.	396	14,351
Anixter International Inc.	6	582
Applied Materials Inc.	507	10,350
Atmel Corp. (c) (e)	1,044	8,727
Cadence Design Systems Inc. (c)	28	432
Check Point Software Technologies Ltd. (c)	126	8,536
Citrix Systems Inc. (c)	260	14,956
Everyday Health Inc. (c)	9	128
F5 Networks Inc. (c)	54	5,706
Fairchild Semiconductor International Inc. (c)	23	315
Global Payments Inc.	112	7,970
IAC/InterActiveCorp.	4	270
Ingram Micro Inc. - Class A (c)	10	290
Juniper Networks Inc. (c)	347	8,939
Lam Research Corp. (c)	5	300
Maxim Integrated Products Inc.	437	14,472
National Instruments Corp.	9	250
NetApp Inc.	311	11,481
PTC Inc. (c)	164	5,809
Semtech Corp. (c)	14	347
SS&C Technologies Holdings Inc. (c)	11	433
Synopsys Inc. (c)	13	507
Teradyne Inc. (c) (e)	21	419
TIBCO Software Inc. (c)	340	6,906
Verint Systems Inc. (c)	9	435
Vishay Intertechnology Inc.	23	337
Xerox Corp.	1,260	14,238
		137,486
MATERIALS - 5.5%
Ashland Inc.	69	6,855
Celanese Corp. - Class A	204	11,349
Hecla Mining Co. (e)	67	206
Huntsman Corp.	13	319
KapStone Paper and Packaging Corp. (c)	21	592
Louisiana-Pacific Corp. (c)	510	8,604
Methanex Corp.	8	480
Minerals Technologies Inc.	2	155
Newmont Mining Corp.	174	4,068
Packaging Corp. of America	174	12,253
PolyOne Corp.	22	798
Reliance Steel & Aluminum Co.	123	8,722
Rock-Tenn Co. - Class A	2	180
Steel Dynamics Inc.	10	181
SunCoke Energy Inc. (c)	13	291
Taminco Corp. (c)	12	256
United States Steel Corp. (e)	12	318
Valspar Corp.	150	10,821
Westlake Chemical Corp.	4	243
WR Grace & Co. (c)	2	241
		66,932
UTILITIES - 6.4%
Allete Inc.	8	418
Calpine Corp. (c)	449	9,388
Cleco Corp.	11	554
Edison International	207	11,746
FirstEnergy Corp.	494	16,804
IDACORP Inc.	8	433
NorthWestern Corp.	7	325
NRG Energy Inc.	14	429
OGE Energy Corp.	15	550
Portland General Electric Co.	14	451
Questar Corp.	22	528
SCANA Corp.	159	8,156
Sempra Energy	159	15,391
Southwest Gas Corp.	10	561
Vectren Corp.	10	395
Westar Energy Inc.	14	507
Xcel Energy Inc.	346	10,497
		77,133
Total Common Stocks (cost $1,025,898)		1,180,969

SHORT TERM INVESTMENTS - 2.4%
Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	25,882	25,882

Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	3,431	3,431
Total Short Term Investments (cost $29,313)		29,313

Total Investments - 99.9% (cost $1,055,211)		1,210,282
Other Assets and Liabilities, Net - 0.1%		1,246
Total Net Assets - 100.0%		$1,211,528

JNL/Goldman Sachs U.S. Equity Flex Fund

COMMON STOCKS - 124.7%
CONSUMER DISCRETIONARY - 18.0%
CBS Corp. - Class B (o)	46	$2,824
Comcast Corp. - Class A (o)	71	3,561
Expedia Inc.	26	1,920
Fossil Group Inc. (c)	17	1,987
Gap Inc. (o)	98	3,931
L Brands Inc. (o)	74	4,195
Liberty Global Plc - Class C (c) (o)	109	4,436
Lululemon Athletica Inc. (c)	37	1,963
MGM Resorts International (c) (o)	58	1,492
SFX Entertainment Inc. (c)	217	1,533
Starwood Hotels & Resorts Worldwide Inc.	21	1,652

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Toll Brothers Inc. (c) (o)	51	1,845
Twenty-First Century Fox Inc. - Class B	81	2,532
Yum! Brands Inc.	35	2,632
		36,503
CONSUMER STAPLES - 9.2%
Anheuser-Busch InBev NV - ADR (o)	15	1,581
ConAgra Foods Inc.	63	1,966
Constellation Brands Inc. - Class A (c) (o)	27	2,265
Estee Lauder Cos. Inc. (o)	65	4,366
Ingredion Inc.	14	964
Kroger Co. (o)	133	5,792
Safeway Inc.	43	1,606
		18,540
ENERGY - 12.2%
Apache Corp. (o)	39	3,214
Devon Energy Corp. (o)	101	6,783
Exxon Mobil Corp. (o)	82	7,983
Halliburton Co. (o)	54	3,204
Southwestern Energy Co. (c) (o)	78	3,574
		24,758
FINANCIALS - 20.3%
American International Group Inc. (o)	92	4,597
Ameriprise Financial Inc. (o)	18	2,035
AvalonBay Communities Inc. (o)	12	1,527
Bank of America Corp. (o)	228	3,925
Capital One Financial Corp. (o)	41	3,150
Citigroup Inc. (o)	80	3,791
Franklin Resources Inc.	37	2,027
Hartford Financial Services Group Inc.	77	2,725
JPMorgan Chase & Co. (o)	70	4,270
MetLife Inc.	37	1,971
Morgan Stanley	46	1,436
Prudential Financial Inc. (o)	38	3,240
SLM Corp. (o)	121	2,953
SunTrust Banks Inc. (o)	40	1,587
Travelers Cos. Inc. (o)	23	1,940
		41,174
HEALTH CARE - 15.6%
Allergan Inc. (o)	12	1,459
Amgen Inc. (o)	18	2,216
Covidien Plc (o)	43	3,140
CR Bard Inc. (o)	8	1,175
Eli Lilly & Co. (o)	54	3,168
Gilead Sciences Inc. (c) (o)	32	2,267
Medtronic Inc.	57	3,513
Merck & Co. Inc. (o)	74	4,226
Mylan Inc. (c)	45	2,174
Pfizer Inc. (o)	93	2,989
UnitedHealth Group Inc. (o)	40	3,288
Vertex Pharmaceuticals Inc. (c) (o)	26	1,870
		31,485
INDUSTRIALS - 12.4%
Boeing Co. (o)	35	4,376
Caterpillar Inc.	21	2,051
CH Robinson Worldwide Inc. (o)	48	2,494
General Electric Co. (o)	369	9,544
Textron Inc. (o)	39	1,519
United Parcel Service Inc. - Class B	27	2,610
Waste Management Inc. (o)	61	2,574
		25,168
INFORMATION TECHNOLOGY - 25.1%
Adobe Systems Inc. (c) (o)	37	2,418
Altera Corp. (o)	108	3,910
Apple Inc. (o)	14	7,327
Cisco Systems Inc.	45	1,013
Citrix Systems Inc. (c)	47	2,715
eBay Inc. (c) (o)	87	4,811
EMC Corp. (o)	209	5,721
Google Inc. - Class A (c) (o)	4	4,742
Intel Corp.	119	3,064
Microsoft Corp. (o)	189	7,764
NetApp Inc.	68	2,521
Oracle Corp. (o)	118	4,842
		50,848
MATERIALS - 7.5%
Celanese Corp. - Class A (o)	61	3,362
Dow Chemical Co.	42	2,029
Eastman Chemical Co. (o)	20	1,743
KapStone Paper and Packaging Corp. (c)	50	1,442
Louisiana-Pacific Corp. (c) (o)	102	1,719
Packaging Corp. of America	32	2,229
United States Steel Corp.	41	1,140
WR Grace & Co. (c)	16	1,613
		15,277
TELECOMMUNICATION SERVICES - 2.1%
Verizon Communications Inc.	87	4,140

UTILITIES - 2.3%
FirstEnergy Corp.	38	1,286
NextEra Energy Inc.	15	1,433
PG&E Corp.	46	1,967
		4,686
Total Common Stocks (cost $218,935)		252,579

SHORT TERM INVESTMENTS - 3.4%
Investment Companies - 3.4%
JNL Money Market Fund, 0.01% (a) (h)	6,910	6,910
Total Short Term Investments (cost $6,910)		6,910

Total Investments - 128.1% (cost $225,845)		259,489
Total Securities Sold Short - (27.4%) (proceeds $46,408)		(55,553)
Other Assets and Liabilities, Net - (0.7%)		(1,369)
Total Net Assets - 100.0%		$202,567

SECURITIES SOLD SHORT - 27.4%
COMMON STOCKS - 27.4%
CONSUMER DISCRETIONARY - 3.3%
Abercrombie & Fitch Co. - Class A	25	$975
Autoliv Inc.	10	1,034
Coach Inc.	21	1,020
Family Dollar Stores Inc.	11	634
Mattress Firm Holding Corp.	16	785
Meredith Corp.	17	806
New York Times Co. - Class A	52	888
Walt Disney Co.	7	600
		6,742
CONSUMER STAPLES - 3.0%
Campbell Soup Co.	28	1,254
General Mills Inc.	24	1,252
Reynolds American Inc.	31	1,643
Sprouts Farmers Market Inc.	56	2,010
		6,159
ENERGY - 2.9%
Chevron Corp.	11	1,266
Murphy Oil Corp.	22	1,375

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Murphy USA Inc.	5	222
Phillips 66	13	1,010
Valero Energy Corp.	37	1,977
		5,850
FINANCIALS - 3.8%
ACE Ltd.	7	714
Apartment Investment & Management Co.	26	794
Federated Investors Inc. - Class B	55	1,668
FirstMerit Corp.	48	1,002
People’s United Financial Inc.	92	1,369
Starwood Waypoint Residential Trust	20	584
Valley National Bancorp	153	1,591
		7,722
HEALTH CARE - 1.8%
Edwards Lifesciences Corp.	7	532
Express Scripts Holding Co.	13	961
Johnson & Johnson	22	2,131
		3,624
INDUSTRIALS - 2.5%
Deere & Co.	10	930
Lockheed Martin Corp.	9	1,397
Northrop Grumman Systems Corp.	10	1,261
Precision Castparts Corp.	6	1,490
		5,078
INFORMATION TECHNOLOGY - 5.2%
Corning Inc.	70	1,459
FactSet Research Systems Inc.	15	1,616
Flextronics International Ltd.	129	1,189
International Business Machines Corp.	9	1,785
Micron Technology Inc.	47	1,109
Motorola Solutions Inc.	14	930
Seagate Technology	19	1,068
Total System Services Inc.	46	1,400
		10,556
MATERIALS - 2.6%
AK Steel Holding Corp.	152	1,096
Alcoa Inc.	155	2,001
Aluminum Corp. of China Ltd. - ADR - Class H	128	1,107
Cliffs Natural Resources Inc.	47	968
		5,172
TELECOMMUNICATION SERVICES - 1.1%
Frontier Communications Corp.	196	1,119
T-Mobile US Inc.	34	1,130
		2,249
UTILITIES - 1.2%
Duke Energy Corp.	19	1,375
Southern Co.	23	1,026
		2,401
Total Securities Sold Short - 27.4% (proceeds $46,408)		$55,553

JNL/Invesco Global Real Estate Fund

COMMON STOCKS - 98.2%
AUSTRALIA - 6.5%
Dexus Property Group	15,373	$15,160
Federation Centres Ltd.	5,625	12,329
Goodman Group	2,490	10,952
Mirvac Group	5,330	8,423
Stockland	4,519	15,744
Westfield Group	2,063	19,652
Westfield Retail Trust	9,313	25,785
		108,045
AUSTRIA - 0.3%
Conwert Immobilien Invest SE (e)	369	4,884

CANADA - 3.7%
Allied Properties REIT	592	18,481
Boardwalk Real Estate Investment Trust	111	6,099
Calloway REIT	233	5,432
Canadian REIT	331	13,474
Chartwell Retirement Residences (e)	428	4,028
H&R REIT	655	13,550
		61,064
CHINA - 0.2%
China Overseas Land & Investment Ltd.	1,586	4,121

FINLAND - 0.3%
Sponda Oyj	1,188	5,633

FRANCE - 3.2%
Gecina SA	56	7,398
Mercialys SA	186	3,902
Unibail-Rodamco SE	162	42,152
		53,452
GERMANY - 2.0%
Deutsche Wohnen AG (c)	530	11,061
Deutsche Wohnen AG	373	7,993
LEG Immobilien AG	205	13,434
		32,488
HONG KONG - 8.0%
Henderson Land Development Co. Ltd.	3,237	18,941
Hongkong Land Holdings Ltd.	3,128	20,260
Hysan Development Co. Ltd.	1,841	8,034
Link REIT	6,093	30,045
New World Development Ltd. (e)	7,946	8,016
Shimao Property Holdings Ltd.	5,183	11,409
Sun Hung Kai Properties Ltd.	1,596	19,598
Wharf Holdings Ltd.	2,699	17,310
		133,613
JAPAN - 13.0%
Activia Properties Inc.	1	9,096
Frontier Real Estate Investment Corp.	2	8,531
Hulic Co. Ltd. (e)	628	8,625
Hulic Reit Inc. (c)	3	4,389
Industrial & Infrastructure Fund Investment Corp.	—	2,831
Japan Logistics Fund Inc.	1	2,969
Japan Prime Realty Investment Corp.	3	10,109
Japan Real Estate Investment Corp. (e)	1	7,131
Japan Retail Fund Investment Corp. (e)	2	3,981
Kenedix Realty Investment Corp. (e)	2	10,037
Mitsubishi Estate Co. Ltd.	1,668	39,608
Mitsui Fudosan Co. Ltd.	1,969	60,071
Mori Hills REIT Investment Corp.	4	5,729
Nippon Prologis REIT Inc.	4	7,287
Sumitomo Realty & Development Co. Ltd.	778	30,450
United Urban Investment Corp.	3	4,709
		215,553
LUXEMBOURG - 0.4%
Gagfah Sa (c)	480	7,289
MALTA - 0.0%
BGP Holdings Plc (c) (f)	5,552	—

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
NORWAY - 0.2%
Norwegian Property ASA (c)	2,561	3,101

SINGAPORE - 3.7%
Ascendas REIT	5,682	10,228
CapitaCommercial Trust (e)	2,850	3,374
CapitaLand Ltd.	4,811	11,081
CapitaMall Trust	2,722	4,096
CapitaMalls Asia Ltd.	6,917	9,861
CDL Hospitality Trusts	2,391	3,152
Global Logistic Properties Ltd.	4,600	9,708
Keppel Land Ltd. (e)	2,181	5,838
Suntec REIT	2,992	3,955
		61,293
SWEDEN - 1.3%
Castellum AB (e)	698	11,594
Fabege AB (e)	303	3,953
Wihlborgs Fastigheter AB	284	5,538
		21,085
UNITED KINGDOM - 6.8%
Big Yellow Group Plc	596	5,431
Capital Shopping Centres Group	779	3,665
Derwent London Plc	233	10,535
Great Portland Estates Plc	1,613	16,986
Hammerson Plc	2,132	19,712
Land Securities Group Plc	2,554	43,528
Quintain Estates & Development Plc (c)	2,494	4,282
Unite Group Plc	1,098	7,954
		112,093
UNITED STATES OF AMERICA - 48.6%
AvalonBay Communities Inc.	442	58,047
Boston Properties Inc.	376	43,066
Brixmor Property Group Inc. (e)	351	7,476
Brookdale Senior Living Inc. (c)	261	8,742
Cousins Properties Inc.	1,194	13,694
CubeSmart	587	10,068
DDR Corp.	2,544	41,918
EastGroup Properties Inc.	123	7,750
Empire State Realty Trust Inc. - Class A	598	9,030
Essex Property Trust Inc.	185	31,414
Federal Realty Investment Trust	171	19,560
General Growth Properties Inc.	1,214	26,718
Health Care REIT Inc.	769	45,847
Healthcare Realty Trust Inc.	544	13,145
Healthcare Trust of America Inc. - Class A (e)	1,632	18,584
Host Hotels & Resorts Inc.	1,736	35,147
Hudson Pacific Properties Inc.	642	14,813
LaSalle Hotel Properties	512	16,031
Liberty Property Trust	286	10,552
Mid-America Apartment Communities Inc.	368	25,096
National Health Investors Inc. (e)	184	11,125
National Retail Properties Inc. (e)	448	15,381
Pebblebrook Hotel Trust	154	5,185
Piedmont Office Realty Trust Inc. (e)	1,158	19,853
ProLogis Inc.	1,344	54,860
Public Storage	235	39,561
Realty Income Corp. (e)	412	16,816
Retail Opportunity Investments Corp.	738	11,033
RLJ Lodging Trust	508	13,581
Simon Property Group Inc.	587	96,278
SL Green Realty Corp. (e)	435	43,724
UDR Inc.	867	22,383
		806,478
Total Common Stocks (cost $1,518,925)		1,630,192

RIGHTS - 0.1%
Intu Properties Plc (c)	223	352
New World Development Co. Ltd. (c) (f)	2,649	547
Total Rights (cost $0)		899

SHORT TERM INVESTMENTS - 6.7%
Investment Companies - 1.6%
JNL Money Market Fund, 0.01% (a) (h)	27,024	27,024

Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	85,507	85,507
Total Short Term Investments (cost $112,531)		112,531

Total Investments - 105.0% (cost $1,631,456)		1,743,622
Other Assets and Liabilities, Net - (5.0%)		(83,033)
Total Net Assets - 100.0%		$1,660,589

JNL/Invesco International Growth Fund

COMMON STOCKS - 89.8%
AUSTRALIA - 3.3%
Amcor Ltd.	2,060	$19,903
Brambles Ltd.	1,704	14,664
CSL Ltd.	144	9,287
		43,854
BELGIUM - 1.5%
Anheuser-Busch InBev NV	186	19,582

BRAZIL - 3.3%
Banco Bradesco SA - ADR	1,283	17,541
BM&F Bovespa SA	4,580	22,730
BRF SA	151	3,019
		43,290
CANADA - 7.4%
Agrium Inc. (e)	93	9,092
Canadian National Railway Co.	190	10,647
Cenovus Energy Inc.	374	10,829
CGI Group Inc. - Class A (c)	497	15,342
EnCana Corp.	700	14,953
Fairfax Financial Holdings Ltd.	28	12,216
Suncor Energy Inc.	704	24,604
		97,683
CHINA - 3.5%
Baidu.com - ADR - Class A (c)	125	18,990
Belle International Holdings Ltd. (e)	1,359	1,358
CNOOC Ltd.	9,542	14,447
Industrial & Commercial Bank of China Ltd. - Class H	19,613	12,091
		46,886
DENMARK - 2.5%
Carlsberg A/S - Class B	179	17,832
Novo Nordisk A/S	333	15,154
		32,986
FRANCE - 4.7%
Publicis Groupe SA	259	23,401
Schneider Electric SA	166	14,672
Total SA (e)	370	24,335
		62,408

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
GERMANY - 7.3%
Adidas AG	102	10,979
Allianz SE	103	17,432
Deutsche Boerse AG	179	14,278
Deutsche Post AG	360	13,395
Deutsche Telekom AG	891	14,451
SAP AG	314	25,478
		96,013
HONG KONG - 3.2%
Galaxy Entertainment Group Ltd. (c)	2,730	23,828
Hutchison Whampoa Ltd.	1,433	19,018
		42,846
ISRAEL - 1.9%
Teva Pharmaceutical Industries Ltd. - ADR	474	25,043

JAPAN - 5.5%
Denso Corp.	200	9,567
Fanuc Ltd.	81	14,285
Japan Tobacco Inc.	307	9,629
Keyence Corp.	29	11,930
Komatsu Ltd.	355	7,438
Toyota Motor Corp.	359	20,240
		73,089
MEXICO - 1.9%
Fomento Economico Mexicano SAB de CV - ADR	71	6,653
Grupo Televisa SAB - GDR	535	17,806
		24,459
NETHERLANDS - 2.7%
Royal Dutch Shell Plc - Class B	515	20,113
Unilever NV - CVA	365	14,999
		35,112
SINGAPORE - 4.2%
Avago Technologies Ltd.	332	21,355
Keppel Corp. Ltd.	1,947	16,894
United Overseas Bank Ltd.	1,019	17,577
		55,826
SOUTH KOREA - 3.1%
Hyundai Mobis	70	20,731
Samsung Electronics Co. Ltd.	16	20,827
		41,558
SPAIN - 1.1%
Amadeus IT Holding SA	359	14,921

SWEDEN - 2.5%
Investor AB - Class B	553	20,019
Telefonaktiebolaget LM Ericsson - Class B (e)	942	12,559
		32,578
SWITZERLAND - 9.1%
ABB Ltd.	722	18,654
Julius Baer Group Ltd.	293	13,015
Nestle SA	232	17,454
Novartis AG	172	14,565
Roche Holding AG	92	27,718
Syngenta AG	48	18,258
UBS AG	531	10,993
		120,657
TAIWAN - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,186	24,341

THAILAND - 0.8%
Kasikornbank PCL - NVDR	2,009	11,054

TURKEY - 1.0%
Akbank T.A.S.	4,314	13,712

UNITED KINGDOM - 17.5%
Aberdeen Asset Management Plc	1,874	12,211
British American Tobacco Plc	466	25,986
British Sky Broadcasting Group Plc	1,601	24,367
Centrica Plc	2,100	11,555
Compass Group Plc	1,873	28,594
Informa Plc	1,212	10,686
Kingfisher Plc	1,883	13,239
Next Plc	112	12,289
Reed Elsevier Plc	2,384	36,427
Shire Plc	343	16,973
Smith & Nephew Plc	1,086	16,500
WPP Plc	1,101	22,740
		231,567
Total Common Stocks (cost $960,432)		1,189,465

SHORT TERM INVESTMENTS - 11.0%
Investment Companies - 9.9%
JNL Money Market Fund, 0.01% (a) (h)	131,725	131,725

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	14,007	14,007
Total Short Term Investments (cost $145,732)		145,732

Total Investments - 100.8% (cost $1,106,164)		1,335,197
Other Assets and Liabilities, Net - (0.8%)		(9,951)
Total Net Assets - 100.0%		$1,325,246

JNL/Invesco Large Cap Growth Fund

COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 23.4%
Amazon.com Inc. (c)	67	$22,522
CBS Corp. - Class B	159	9,821
Comcast Corp. - Class A	146	7,297
DIRECTV (c)	104	7,938
DISH Network Corp. - Class A (c)	808	50,262
Dollar General Corp. (c)	145	8,030
Gap Inc.	136	5,430
General Motors Co.	209	7,198
Harman International Industries Inc.	86	9,108
Las Vegas Sands Corp.	132	10,633
Lowe’s Cos. Inc.	562	27,458
Michael Kors Holdings Ltd. (c)	130	12,151
Priceline.com Inc. (c)	20	24,005
PVH Corp.	53	6,638
Time Warner Cable Inc.	91	12,540
TripAdvisor Inc. (c)	50	4,526
Walt Disney Co.	97	7,782
Whirlpool Corp.	76	11,351
		244,690
CONSUMER STAPLES - 4.2%
Anheuser-Busch InBev NV - ADR	102	10,789
Archer-Daniels-Midland Co.	99	4,287
CVS Caremark Corp.	148	11,097
Mondelez International Inc. - Class A	512	17,696
		43,869

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
ENERGY - 4.8%
Anadarko Petroleum Corp.	137	11,571
Baker Hughes Inc.	81	5,271
Phillips 66	39	2,994
Pioneer Natural Resources Co.	30	5,661
Schlumberger Ltd.	214	20,841
Weatherford International Ltd. (c)	194	3,367
		49,705
FINANCIALS - 4.9%
American Tower Corp.	145	11,877
Aon Plc - Class A	153	12,863
Citigroup Inc.	383	18,242
Morgan Stanley	251	7,816
		50,798
HEALTH CARE - 15.2%
Actavis plc (c)	64	13,170
Alkermes Plc (c)	236	10,417
Amgen Inc.	111	13,659
Biogen Idec Inc. (c)	53	16,161
Bristol-Myers Squibb Co.	178	9,239
Celgene Corp. (c)	140	19,611
Gilead Sciences Inc. (c)	617	43,702
HCA Holdings Inc. (c)	188	9,888
Johnson & Johnson	64	6,280
Pfizer Inc.	297	9,534
Thermo Fisher Scientific Inc.	59	7,113
		158,774
INDUSTRIALS - 9.9%
B/E Aerospace Inc. (c)	114	9,900
Flowserve Corp.	123	9,670
Fluor Corp.	159	12,350
Honeywell International Inc.	157	14,565
Ingersoll-Rand Plc	133	7,632
Jacobs Engineering Group Inc. (c)	201	12,736
JB Hunt Transport Services Inc.	93	6,681
Precision Castparts Corp.	58	14,780
Roper Industries Inc.	67	8,917
United Technologies Corp.	55	6,374
		103,605
INFORMATION TECHNOLOGY - 30.2%
3D Systems Corp. (c) (e)	59	3,482
Altera Corp.	445	16,143
Apple Inc.	91	48,891
Applied Materials Inc.	506	10,323
Baidu.com - ADR (c)	30	4,621
Cognizant Technology Solutions Corp. - Class A (c)	246	12,443
Electronic Arts Inc. (c)	190	5,517
F5 Networks Inc. (c)	63	6,671
Facebook Inc. - Class A (c)	892	53,727
Google Inc. - Class A (c)	53	58,769
MasterCard Inc.	128	9,546
Nintendo Co. Ltd.	25	3,036
QUALCOMM Inc.	194	15,306
Salesforce.com Inc. (c)	341	19,492
ServiceNow Inc. (c)	81	4,833
Splunk Inc. (c)	99	7,078
Visa Inc. - Class A	78	16,777
VMware Inc. - Class A (c)	167	17,988
		314,643
MATERIALS - 1.5%
Martin Marietta Materials Inc. (e)	35	4,464
Monsanto Co.	96	10,956
		15,420
TELECOMMUNICATION SERVICES - 4.1%
Sprint Corp. (c)	4,630	42,550
Total Common Stocks (cost $821,668)		1,024,054

SHORT TERM INVESTMENTS - 3.1%
Investment Companies - 2.5%
JNL Money Market Fund, 0.01% (a) (h)	26,340	26,340

Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	6,141	6,141
Total Short Term Investments (cost $32,481)		32,481

Total Investments - 101.3% (cost $854,149)		1,056,535
Other Assets and Liabilities, Net - (1.3%)		(13,110)
Total Net Assets - 100.0%		$1,043,425

JNL/Invesco Mid Cap Value Fund

COMMON STOCKS - 93.7%
CONSUMER DISCRETIONARY - 13.4%
Advance Auto Parts Inc.	59	$7,481
Ascena Retail Group Inc. (c)	590	10,197
Dana Holding Corp.	198	4,610
Express Inc. (c)	395	6,274
Family Dollar Stores Inc.	120	6,959
Johnson Controls Inc.	224	10,581
Newell Rubbermaid Inc.	231	6,908
		53,010
CONSUMER STAPLES - 4.0%
Avon Products Inc.	168	2,458
ConAgra Foods Inc.	427	13,256
		15,714
ENERGY - 4.6%
Newfield Exploration Co. (c)	283	8,866
Williams Cos. Inc.	235	9,527
		18,393
FINANCIALS - 24.7%
ACE Ltd.	112	11,073
BB&T Corp.	244	9,819
Comerica Inc.	211	10,930
Fidelity National Financial Inc. - Class A	183	5,757
Forest City Enterprises Inc. (c)	538	10,283
Marsh & McLennan Cos. Inc.	237	11,686
Northern Trust Corp.	137	8,962
Stifel Financial Corp. (c)	189	9,403
Willis Group Holdings Plc	151	6,648
Wintrust Financial Corp.	187	9,120
Zions Bancorp	138	4,290
		97,971
HEALTH CARE - 10.2%
Brookdale Senior Living Inc. (c) (e)	245	8,227
CareFusion Corp. (c)	184	7,384
HealthSouth Corp.	286	10,259
PerkinElmer Inc.	142	6,418
Universal Health Services Inc. - Class B	99	8,123
		40,411

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
INDUSTRIALS - 12.8%
Babcock & Wilcox Co.	257	8,542
Better Place (c) (f) (q)	406	—
Foster Wheeler AG (c)	86	2,787
Ingersoll-Rand Plc	139	7,975
Robert Half International Inc.	203	8,537
Snap-On Inc.	100	11,324
Swift Transporation Co. - Class A (c)	39	963
Textron Inc.	173	6,806
UTi Worldwide Inc.	339	3,585
		50,519
INFORMATION TECHNOLOGY - 10.5%
Cadence Design Systems Inc. (c)	634	9,847
Citrix Systems Inc. (c)	181	10,381
Diebold Inc.	128	5,115
Flextronics International Ltd. (c)	731	6,753
Teradata Corp. (c)	191	9,391
		41,487
MATERIALS - 6.2%
Eastman Chemical Co.	108	9,315
Sealed Air Corp.	165	5,434
Sonoco Products Co.	41	1,687
WR Grace & Co. (c)	84	8,327
		24,763
TELECOMMUNICATION SERVICES - 2.6%
tw telecom inc. (c)	324	10,121

UTILITIES - 4.7%
CenterPoint Energy Inc.	232	5,502
Edison International	149	8,449
Oneok Inc.	82	4,844
		18,795
Total Common Stocks (cost $337,192)		371,184

SHORT TERM INVESTMENTS - 7.1%
Investment Companies - 6.2%
JNL Money Market Fund, 0.01% (a) (h)	24,675	24,675

Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	3,375	3,375
Total Short Term Investments (cost $28,050)		28,050

Total Investments - 100.8% (cost $365,242)		399,234
Other Assets and Liabilities, Net - (0.8%)		(3,221)
Total Net Assets - 100.0%		$396,013

JNL/Invesco Small Cap Growth Fund

COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 13.2%
Brunswick Corp.	129	$5,839
Cheesecake Factory Inc.	124	5,891
Choice Hotels International Inc.	95	4,358
Domino’s Pizza Inc.	125	9,627
DSW Inc. - Class A	176	6,305
Ethan Allen Interiors Inc.	152	3,880
G-III Apparel Group Ltd. (c)	88	6,297
Group 1 Automotive Inc.	83	5,454
HomeAway Inc. (c)	176	6,617
Jack in the Box Inc. (c)	170	10,014
Monro Muffler Brake Inc. (e)	109	6,228
Pool Corp.	101	6,198
Sinclair Broadcast Group Inc. - Class A (e)	201	5,456
Standard-Pacific Corp. (c)	742	6,164
Steven Madden Ltd. (c)	165	5,936
Tenneco Inc. (c)	107	6,190
Vitamin Shoppe Inc. (c)	79	3,774
WABCO Holdings Inc. (c)	75	7,938
		112,166
CONSUMER STAPLES - 2.2%
Annie’s Inc. (c) (e)	158	6,364
B&G Foods Inc.	160	4,820
Lancaster Colony Corp.	78	7,719
		18,903
ENERGY - 5.9%
Atwood Oceanics Inc. (c)	95	4,791
Dresser-Rand Group Inc. (c)	93	5,437
Dril-Quip Inc. (c)	68	7,677
Energen Corp.	92	7,407
Oasis Petroleum Inc. (c)	162	6,777
Patterson-UTI Energy Inc.	247	7,840
Resolute Energy Corp. (c) (e)	315	2,270
Ultra Petroleum Corp. (c) (e)	287	7,729
		49,928
FINANCIALS - 10.0%
Affiliated Managers Group Inc. (c)	28	5,567
American Equity Investment Life Holding Co.	275	6,494
East West Bancorp Inc.	79	2,901
Gaming and Leisure Properties Inc.	164	5,988
Greenhill & Co. Inc. (e)	84	4,342
Hancock Holding Co.	111	4,080
Home Bancshares Inc.	182	6,256
Janus Capital Group Inc.	480	5,220
Prosperity Bancshares Inc.	106	7,030
Protective Life Corp.	122	6,435
SEI Investments Co.	204	6,844
Stifel Financial Corp. (c)	179	8,910
SVB Financial Group (c)	67	8,675
UMB Financial Corp.	106	6,859
		85,601
HEALTH CARE - 17.6%
Acorda Therapeutics Inc. (c)	115	4,342
BioMarin Pharmaceutical Inc. (c)	85	5,794
Chemed Corp. (e)	81	7,281
Community Health Systems Inc. (c)	155	6,058
Exact Sciences Corp. (c) (e)	211	2,985
HealthSouth Corp.	191	6,852
HMS Holdings Corp. (c)	127	2,427
Incyte Corp. (c)	181	9,692
Insulet Corp. (c)	152	7,230
InterMune Inc. (c)	161	5,386
Jazz Pharmaceuticals Plc (c)	38	5,220
Masimo Corp. (c)	170	4,641
MEDNAX Inc. (c)	118	7,316
NuVasive Inc. (c)	176	6,760
PAREXEL International Corp. (c)	128	6,906
PerkinElmer Inc.	132	5,962
Salix Pharmaceuticals Ltd. (c)	94	9,778
Seattle Genetics Inc. (c)	142	6,483
Sirona Dental Systems Inc. (c)	78	5,832
STERIS Corp.	138	6,597
Techne Corp.	71	6,043
Thoratec Corp. (c)	131	4,700
United Therapeutics Corp. (c)	90	8,456

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
VCA Antech Inc. (c)	232	7,485
		150,226
INDUSTRIALS - 16.6%
Acuity Brands Inc.	60	7,889
AO Smith Corp. (e)	174	8,001
Corrections Corp. of America	203	6,347
Crane Co.	96	6,803
Forward Air Corp.	146	6,752
Hexcel Corp. (c)	141	6,158
HUB Group Inc. - Class A (c)	71	2,823
ITT Corp.	197	8,415
Kirby Corp. (c)	80	8,050
Knight Transportation Inc.	234	5,421
Lincoln Electric Holdings Inc.	120	8,633
MasTec Inc. (c)	181	7,845
Pitney Bowes Inc.	327	8,496
Steelcase Inc. - Class A	379	6,303
Swift Transporation Co. - Class A (c)	326	8,067
Tetra Tech Inc. (c)	201	5,954
TransDigm Group Inc.	33	6,197
Wabtec Corp.	127	9,831
Watsco Inc.	67	6,686
WESCO International Inc. (c)	80	6,630
		141,301
INFORMATION TECHNOLOGY - 25.5%
Alliance Data Systems Corp. (c)	23	6,162
Ansys Inc. (c)	78	6,025
Arris Group Inc. (c)	290	8,181
Aspen Technology Inc. (c)	288	12,200
Cadence Design Systems Inc. (c)	367	5,703
Cognex Corp. (c)	218	7,370
CommVault Systems Inc. (c)	76	4,938
Conversant Inc. (c)	305	8,583
CoStar Group Inc. (c)	65	12,165
Cray Inc. (c)	238	8,869
Dealertrack Technologies Inc. (c)	155	7,635
EPAM Systems Inc. (c)	155	5,095
Informatica Corp. (c)	188	7,084
Interactive Intelligence Group (c)	113	8,213
IPG Photonics Corp. (c) (e)	67	4,778
Littelfuse Inc.	83	7,782
Manhattan Associates Inc. (c)	492	17,234
Mentor Graphics Corp.	284	6,264
MICROS Systems Inc. (c)	108	5,691
MicroStrategy Inc. (c)	34	3,950
MKS Instruments Inc.	144	4,309
National Instruments Corp.	169	4,853
NetScout Systems Inc. (c)	174	6,546
OpenTable Inc. (c)	77	5,912
Power Integrations Inc.	128	8,389
QLIK Technologies Inc. (c)	165	4,386
Qualys Inc. (c)	166	4,209
Silicon Laboratories Inc. (c)	111	5,791
SolarWinds Inc. (c)	109	4,631
SYNNEX Corp. (c)	121	7,360
Teradyne Inc. (c) (e)	329	6,538
		216,846
MATERIALS - 3.8%
Berry Plastics Group Inc. (c)	260	6,030
Carpenter Technology Corp.	92	6,078
Martin Marietta Materials Inc.	51	6,601
PolyOne Corp.	211	7,734
Rockwood Holdings Inc.	82	6,093
		32,536
TELECOMMUNICATION SERVICES - 1.2%
SBA Communications Corp. (c)	111	10,102

UTILITIES - 0.8%
ITC Holdings Corp.	192	7,166
Total Common Stocks (cost $650,432)		824,775

RIGHTS - 0.0%
Community Health Systems Inc. (c)	368	22
Total Rights (cost $23)		22

SHORT TERM INVESTMENTS - 8.1%
Investment Companies - 3.5%
JNL Money Market Fund, 0.01% (a) (h)	29,806	29,806

Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	39,048	39,048
Total Short Term Investments (cost $68,854)		68,854

Total Investments - 104.9% (cost $719,309)		893,651
Other Assets and Liabilities, Net - (4.9%)		(41,783)
Total Net Assets - 100.0%		$851,868

JNL/Ivy Asset Strategy Fund (b)

COMMON STOCKS - 76.1%
CONSUMER DISCRETIONARY - 32.3%
Amazon.com Inc. (c)	52	$17,364
Bayerische Motoren Werke AG	281	35,496
British Sky Broadcasting Group Plc	665	10,128
CBS Corp. - Class B	1,014	62,650
Comcast Corp. - Class A	316	15,781
Continental AG	141	33,838
Daimler AG (e)	295	27,926
Delta Topco Ltd. (c) (f) (q)	59,271	37,799
Dynam Japan Holdings Co. Ltd.	2,154	6,444
Fuji Heavy Industries Ltd.	1,104	29,888
Galaxy Entertainment Group Ltd. (c)	20,772	181,301
Las Vegas Sands Corp.	188	15,171
Legend Pictures LLC (c) (f) (q) (x)	15	29,962
Macau Legend Development Ltd. (c)	11,724	9,785
Media Group Holdings LLC (c) (f) (q) (x)	31	70,377
Omnicom Group Inc.	134	9,699
Panasonic Corp.	3,862	43,926
Sands China Ltd.	17,787	133,400
Sony Corp. (e)	2,680	51,054
Starwood Hotels & Resorts Worldwide Inc.	414	32,915
Toyota Motor Corp.	446	25,152
Twenty-First Century Fox Inc. - Class A	997	31,884
Wynn Resorts Ltd.	521	115,707
		1,027,647
CONSUMER STAPLES - 1.4%
Philip Morris International Inc.	548	44,865

ENERGY - 4.2%
ConocoPhillips	427	30,053
Occidental Petroleum Corp.	222	21,145
Phillips 66	596	45,955
Plains GP Holdings LP - Class A	1,267	35,459
		132,612
FINANCIALS - 18.2%
AIA Group Ltd.	17,401	82,760

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
American International Group Inc.	628	31,401
Apollo Global Management LLC - Class A	431	13,690
AXA SA	1,029	26,740
Blackstone Group LP	1,015	33,742
BNP Paribas	273	21,010
Chuo Mitsui Trust Holdings Inc.	8,042	36,386
Goldman Sachs Group Inc.	204	33,343
KKR & Co. LP	1,001	22,858
MetLife Inc.	658	34,764
Mitsubishi UFJ Financial Group Inc.	6,643	36,580
Mizuho Financial Group Inc.	23,642	46,855
Nomura Holdings Inc.	5,832	37,409
Societe Generale	333	20,492
Sumitomo Mitsui Financial Group Inc.	1,032	44,227
Swiss Re AG	398	36,968
Wells Fargo & Co.	387	19,230
		578,455
HEALTH CARE - 4.3%
Amgen Inc.	188	23,151
AstraZeneca Plc	203	13,127
Biogen Idec Inc. (c)	50	15,263
Gilead Sciences Inc. (c)	356	25,198
Humana Inc.	74	8,296
Pfizer Inc.	1,153	37,028
Roche Holding AG	43	13,053
		135,116
INDUSTRIALS - 3.9%
Boeing Co.	187	23,429
Hutchison Whampoa Ltd.	1,943	25,787
Japan Airlines Co. Ltd.	256	12,619
Nielsen Holdings NV	1,151	51,360
Precision Castparts Corp.	45	11,324
		124,519
INFORMATION TECHNOLOGY - 9.6%
Activision Blizzard Inc.	758	15,502
Adobe Systems Inc. (c)	281	18,473
Apple Inc.	55	29,494
Applied Materials Inc.	1,801	36,768
Cognizant Technology Solutions Corp. - Class A (c)	702	35,551
FUJIFILM Holdings Corp.	665	17,853
Intuit Inc.	417	32,444
Microsoft Corp.	487	19,979
Oracle Corp.	524	21,449
Taiwan Semiconductor Manufacturing Co. Ltd.	2,742	10,788
Tencent Holdings Ltd. (e)	481	33,560
Texas Instruments Inc.	710	33,472
		305,333
MATERIALS - 1.3%
Dow Chemical Co.	532	25,826
LyondellBasell Industries NV - Class A	175	15,600
		41,426
TELECOMMUNICATION SERVICES - 0.9%
BT Group Plc	1,185	7,537
NTT DoCoMo Inc.	1,411	22,229
		29,766
Total Common Stocks (cost $1,944,339)		2,419,739

PURCHASED OPTIONS - 0.2%
Adobe Systems Inc. Call Option, Strike Price 72.50, 07/19/14, CGM	486	65
Amazon.com Inc. Call Option, Strike Price 380, Expiration 05/17/14, BOA	222	84
Apple Inc. Call Option, Strike Price 505, Expiration 10/18/14, GSC	87	448
Apple Inc. Call Option, Strike Price 565, Expiration 04/19/14, GSC	21	2
BMW AG Call Option, Strike Price EUR 90, Expiration 06/20/14, EUR	537	300
BNP Paribas SA Call Option, Strike Price EUR 60, Expiration 12/19/14, EUR	1,001	357
CBS Corp. Call Option, Strike Price 65, Expiration 04/19/14, DUB	894	28
CBS Corp. Call Option, Strike Price 66, Expiration 04/19/14, DUB	894	17
ConocoPhillips Call Option, Strike Price 72.50, Expiration 08/16/14, JPM	1,214	155
DIRECTV Call Option, Strike Price 80, Expiration 06/20/14, SGA	300	86
FTSE 100 Index Call Option, Strike Price GBP 6,700, Expiration 06/20/14, BCL	424	537
Gilead Sciences Inc. Call Option, Strike Price 90, Expiration 05/17/14, BCL	965	11
Google Inc. Call Option, Strike Price 1,200, Expiration 06/20/14, UBS	72	168
Hewlett-Packard Co. Call Option, Strike Price 34, Expiration 06/20/14, JPM	1,794	197
Nikkei 225 Index Call Option, Strike Price JPY 15,250, Expiration 04/11/14, UBS	499	459
Nikkei 225 Index Call Option, Strike Price JPY 15,500, Expiration 06/13/14, UBS	427	1,448
Nikkei 225 Index Call Option, Strike Price JPY 15,750, Expiration 04/11/14, UBS	35	9
Nikkei 225 Index Call Option, Strike Price JPY 16,500, Expiration 06/13/14, BOA	214	249
Oracle Corp. Call Option, Strike Price 41, Expiration 05/16/14, BOA	2,145	264
QUALCOMM Inc. Call Option, Strike Price 82.50, Expiration 06/20/14, CGM	1,005	131
Roche Holding AG Call Option, Strike Price CHF 280, Expiration 12/19/14	197	197
S&P 500 Index Put Option, Strike Price 1,725, Expiration 04/07/14	358	7
S&P 500 Index Put Option, Strike Price 1,825, Expiration 04/07/14	358	61
Texas Instruments Inc. Call Option, Strike Price 47, Expiration 07/19/14, DUB	743	145
The Boeing Co. Call Option, Strike Price 130, Expiration 05/17/14, MSC	500	94
The Dow Chemical Co. Call Option, Strike Price 50, Expiration 06/21/14, CGM	1,072	164
Wells Fargo & Co. Call Option, Strike Price 50, Expiration 06/20/14, MSC	1,614	186
Total Purchased Options (cost $8,323)		5,869

CORPORATE BONDS AND NOTES - 2.9%
CONSUMER DISCRETIONARY - 2.9%
Aston Martin Holdings Ltd., 10.25%, 07/15/18 (q) (y)	$11,726	12,313
Delta Topco Ltd., 10.00%, 11/24/16 (f) (q) (y)	49,705	49,705
Legendary Pictures Funding LLC, 8.00%, 03/15/18 (f) (q)	28,500	28,500
Total Corporate Bonds and Notes (cost $90,457)		90,518

PRECIOUS METALS - 7.3%
Gold Bullion	181,738	233,215
Total Precious Metals (cost $229,982)		233,215

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 16.0%
Commercial Paper - 12.1%
Air Products & Chemicals Inc., 0.10%, 04/17/14 (r)	$10,000	10,000
American Honda Finance Corp., 0.08%, 04/23/14	10,000	10,000
Becton Dickinson & Co., 0.14%, 04/25/14	10,000	9,999
BMW U.S. Capital LLC, 0.11%, 05/22/14 (r)	10,000	9,998
Campbell Soup Co., 0.15%, 05/06/14 (r)	15,000	14,998
Coca-Cola Co., 0.08%, 05/30/14 (r)	10,000	9,999
Corp. Andina de Fomento, 0.12%, 04/28/14 (r)	10,000	9,999
Danaher Corp., 0.10%, 04/11/14 (r)	14,000	14,000
DTE Energy Co., 0.25%, 04/10/14 (r)	10,000	9,999
Ecolab Inc., 0.24%, 04/01/14 (r)	15,000	15,000
Harley-Davidson Funding Corp., 0.17%, 04/14/14 (r)	10,000	9,999
Honeywell International Inc., 0.10%, 04/08/14 (r)	15,000	15,000
John Deere Capital Corp.
0.08%, 04/07/14 (r)	20,000	20,000
0.09%, 04/23/14 (r)	20,000	19,999
John Deere Financial Inc., 0.09%, 05/05/14 (r)	20,000	19,998
Kellogg Co.
0.15%, 04/21/14 (r)	10,000	9,999
0.16%, 04/24/14 (r)	20,000	19,998
L’Oreal USA Inc., 0.08%, 05/09/14 (r)	20,000	19,998
Merck & Co., 0.06%, 04/25/14 (r)	10,000	10,000
PepsiCo Inc., 0.08%, 05/19/14 (r)	15,000	14,998
Roche Holdings Inc.
0.08%, 04/10/14 (r)	15,000	15,000
0.08%, 05/12/14 (r)	10,000	9,999
0.08%, 05/14/14 (r)	20,000	19,998
Siemens Capital Co., 0.10%, 05/23/14 (r)	20,000	19,997
Toronto Dominion Holdings Inc., 0.12%, 05/23/14 (r)	10,000	9,998
Total Capital Canada Ltd.
0.08%, 04/24/14 (r)	27,000	26,999
0.07%, 04/29/14 (r)	9,000	8,999
		384,971
Investment Companies - 1.5%
JNL Money Market Fund, 0.01% (a) (h)	30,233	30,233
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	17,335	17,335
		47,568
Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	76,431	76,431
Total Short Term Investments (cost $508,970)		508,970

Total Investments - 102.5% (cost $2,782,071)		3,258,311
Other Assets and Liabilities, Net - (2.5%)		(78,630)
Total Net Assets - 100.0%		$3,179,681

JNL/JPMorgan International Value Fund

COMMON STOCKS - 97.3%
AUSTRALIA - 1.8%
Australia & New Zealand Banking Group Ltd.	283	$8,707
Goodman Group	851	3,743
		12,450
BELGIUM - 1.3%
Solvay SA	58	9,130

CANADA - 0.5%
First Quantum Minerals Ltd.	178	3,286

CHINA - 1.3%
China Construction Bank Corp. - Class H	4,891	3,433
China Overseas Land & Investment Ltd.	2,248	5,841
		9,274
DENMARK - 1.0%
Danske Bank A/S	250	6,951

FINLAND - 1.2%
UPM-Kymmene Oyj (e)	501	8,567

FRANCE - 15.7%
AXA SA	461	11,980
BNP Paribas	237	18,292
Bouygues SA	107	4,455
Cie de Saint-Gobain	253	15,253
Electricite de France SA	121	4,778
GDF Suez	466	12,744
Lafarge SA	117	9,097
Publicis Groupe SA	89	8,000
Schneider Electric SA	116	10,316
Sodexo SA	87	9,117
Suez Environnement SA	216	4,382
		108,414
GERMANY - 10.5%
Allianz SE	32	5,456
BASF SE	122	13,628
Bayer AG	119	16,089
Commerzbank AG (c)	345	6,341
Daimler AG	168	15,868
Deutsche Telekom AG	766	12,433
Metro AG (c)	79	3,225
		73,040
HONG KONG - 2.1%
Hutchison Whampoa Ltd.	768	10,193
Wharf Holdings Ltd.	623	3,995
		14,188
INDIA - 0.9%
ICICI Bank Ltd. - ADR	143	6,249

IRELAND - 0.6%
Ryanair Holdings Plc - ADR (c)	75	4,417

ITALY - 3.9%
Assicurazioni Generali SpA	216	4,804
Enel SpA	1,626	9,195
ENI SpA	532	13,330
		27,329
JAPAN - 20.9%
Bridgestone Corp.	165	5,848
Daiwa House Industry Co. Ltd.	378	6,418
East Japan Railway Co.	102	7,506
Hitachi Ltd.	1,895	14,027
Honda Motor Co. Ltd.	287	10,102
Japan Tobacco Inc.	325	10,194
Kawasaki Heavy Industries Ltd.	1,510	5,563
KDDI Corp.	160	9,284
Mitsubishi UFJ Financial Group Inc.	3,047	16,781
Nomura Holdings Inc.	901	5,782
ORIX Corp.	430	6,062
Ricoh Co. Ltd.	517	5,998
Seven & I Holdings Co. Ltd.	222	8,467
Sumitomo Electric Industries Ltd.	384	5,733
Sumitomo Mitsui Financial Group Inc.	259	11,089

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Toyota Motor Corp.	148	8,335
Yamato Holdings Co. Ltd.	360	7,748
		144,937
NETHERLANDS - 6.2%
European Aeronautic Defence & Space Co. NV	107	7,663
ING Groep NV - CVA (c)	544	7,733
Koninklijke KPN NV (c)	2,586	9,130
Royal Dutch Shell Plc - Class A	500	18,265
		42,791
NORWAY - 0.7%
StatoilHydro ASA	165	4,642

SOUTH KOREA - 1.0%
Samsung Electronics Co. Ltd.	5	6,634

SPAIN - 2.0%
CaixaBank SA	861	5,544
Repsol SA	326	8,318
		13,862
SWEDEN - 1.2%
Electrolux AB (e)	222	4,851
Nordea Bank AB	249	3,539
		8,390
SWITZERLAND - 5.8%
Novartis AG	188	15,949
Roche Holding AG	38	11,528
Swiss Re AG	56	5,157
UBS AG	358	7,407
		40,041
UNITED KINGDOM - 18.7%
AstraZeneca Plc	159	10,309
Aviva Plc	935	7,463
Barclays Plc	1,843	7,173
BG Group Plc	600	11,209
BP Plc	1,271	10,216
HSBC Holdings Plc	2,230	22,584
InterContinental Hotels Group Plc	205	6,592
Kingfisher Plc	915	6,436
Rio Tinto Plc	274	15,284
SABMiller Plc	157	7,858
Tullow Oil Plc	245	3,060
Vodafone Group Plc	4,473	16,449
Wolseley Plc	82	4,699
		129,332
Total Common Stocks (cost $601,592)		673,924

PREFERRED STOCKS - 1.3%
GERMANY - 1.3%
Volkswagen AG	34	8,877
Total Preferred Stocks (cost $7,089)		8,877

SHORT TERM INVESTMENTS - 3.4%
Investment Companies - 1.4%
JNL Money Market Fund, 0.01% (a) (h)	9,928	9,928

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	13,872	13,872
Total Short Term Investments (cost $23,800)		23,800

Total Investments - 102.0% (cost $632,481)		706,601
Other Assets and Liabilities, Net - (2.0%)		(13,566)
Total Net Assets - 100.0%		$693,035

JNL/JPMorgan MidCap Growth Fund

COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 23.9%
Advance Auto Parts Inc.	126	$15,964
BorgWarner Inc.	332	20,389
Chipotle Mexican Grill Inc. - Class A (c)	27	15,110
GameStop Corp. - Class A (e)	251	10,300
Harley-Davidson Inc.	429	28,596
Hilton Worldwide Holdings Inc. (c)	638	14,185
Lululemon Athletica Inc. (c) (e)	266	13,999
Michael Kors Holdings Ltd. (c)	307	28,587
Mohawk Industries Inc. (c)	145	19,717
Netflix Inc. (c)	48	16,757
Norwegian Cruise Line Holdings Ltd. (c)	368	11,875
O’Reilly Automotive Inc. (c)	83	12,376
Panera Bread Co. - Class A (c)	69	12,212
Ralph Lauren Corp. - Class A	119	19,207
Ross Stores Inc.	183	13,108
Signet Jewelers Ltd.	157	16,641
Tesla Motors Inc. (c) (e)	91	19,011
Toll Brothers Inc. (c)	354	12,723
Urban Outfitters Inc. (c)	272	9,905
WABCO Holdings Inc. (c)	120	12,678
Williams-Sonoma Inc.	209	13,901
Wynn Resorts Ltd.	55	12,129
		349,370
ENERGY - 5.4%
Antero Resources Corp. (c)	178	11,143
Cabot Oil & Gas Corp. - Class A	437	14,805
Concho Resources Inc. (c)	132	16,182
Frank’s International NV (e)	392	9,724
Laredo Petroleum Holdings Inc. (c)	407	10,528
Plains All American Pipeline LP	302	16,663
		79,045
FINANCIALS - 11.1%
Affiliated Managers Group Inc. (c)	137	27,407
Aon Plc - Class A	206	17,328
Blackstone Group LP	351	11,675
CBRE Group Inc. - Class A (c)	782	21,448
East West Bancorp Inc.	375	13,669
Lazard Ltd. - Class A (e)	339	15,941
Moody’s Corp.	299	23,740
Signature Bank (c)	130	16,352
TD Ameritrade Holding Corp.	442	15,009
		162,569
HEALTH CARE - 14.3%
Actavis plc (c)	115	23,735
Agilent Technologies Inc.	324	18,118
Alexion Pharmaceuticals Inc. (c)	125	18,986
Brookdale Senior Living Inc. (c)	445	14,895
Bruker Corp. (c)	453	10,326
Envision Healthcare Holdings Inc. (c)	452	15,284

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Humana Inc.	149	16,829
Illumina Inc. (c) (e)	190	28,260
Jazz Pharmaceuticals Plc (c)	55	7,669
Premier Inc. - Class A (c)	329	10,834
Sirona Dental Systems Inc. (c)	201	14,994
Valeant Pharmaceuticals International Inc. (c)	120	15,859
Vertex Pharmaceuticals Inc. (c)	179	12,645
		208,434
INDUSTRIALS - 20.3%
Acuity Brands Inc.	213	28,238
Air Lease Corp. - Class A	277	10,322
Canadian Pacific Railway Ltd.	112	16,908
Carlisle Cos. Inc.	201	15,939
Delta Air Lines Inc.	681	23,611
Flowserve Corp.	287	22,468
Fluor Corp.	170	13,191
Fortune Brands Home & Security Inc.	498	20,960
Generac Holdings Inc.	281	16,594
HD Supply Holdings Inc (c)	518	13,548
Hertz Global Holdings Inc. (c)	606	16,136
JB Hunt Transport Services Inc.	103	7,379
Kirby Corp. (c)	171	17,344
Middleby Corp. (c)	25	6,658
MSC Industrial Direct Co. - Class A	155	13,428
Pall Corp.	284	25,392
Stericycle Inc. (c)	142	16,152
Watsco Inc.	118	11,789
		296,057
INFORMATION TECHNOLOGY - 21.5%
3D Systems Corp. (c) (e)	106	6,240
Alliance Data Systems Corp. (c)	105	28,607
Amphenol Corp. - Class A	242	22,143
Applied Materials Inc.	1,167	23,828
Aruba Networks Inc. (c)	354	6,645
Autodesk Inc. (c)	292	14,375
Avago Technologies Ltd.	346	22,254
Ciena Corp. (c) (e)	450	10,224
CommVault Systems Inc. (c)	182	11,814
CoreLogic Inc. (c)	336	10,106
Electronic Arts Inc. (c)	760	22,045
Guidewire Software Inc. (c)	172	8,417
KLA-Tencor Corp.	233	16,075
LinkedIn Corp. - Class A (c)	52	9,654
Palo Alto Networks Inc. (c)	163	11,202
Red Hat Inc. (c)	283	15,009
ServiceNow Inc. (c)	205	12,278
Splunk Inc. (c)	134	9,544
Tableau Software Inc. - Class A (c)	101	7,654
VeriFone Systems Inc. (c)	336	11,367
Workday Inc. - Class A (c) (e)	155	14,199
Xilinx Inc.	364	19,754
		313,434
MATERIALS - 1.1%
Sherwin-Williams Co.	85	16,697
Total Common Stocks (cost $1,160,273)		1,425,606

SHORT TERM INVESTMENTS - 6.5%

Investment Companies - 2.8%
JNL Money Market Fund, 0.01% (a) (h)	41,692	41,692

Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	53,785	53,785
Total Short Term Investments (cost $95,477)		95,477

Total Investments - 104.1% (cost $1,255,750)		1,521,083
Other Assets and Liabilities, Net - (4.1%)		(60,197)
Total Net Assets - 100.0%		$1,460,886

JNL/JPMorgan U.S. Government & Quality Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.8%
ACE Securities Corp. REMIC, 0.41%, 02/25/31 (i)	$106	$99
BB-UBS Trust REMIC, 2.89%, 06/05/30 (r)	8,000	7,628
Commercial Mortgage Pass-Through Certificates Interest Only REMIC, 1.93%, 08/15/45 (i)	17,617	1,896
CompuCredit Acquired Portfolio Voltage Master Trust, 0.33%, 09/17/18 (i) (q)	31	31
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	24	25
Countrywide Alternative Loan Trust REMIC
0.37%, 07/20/46 (i)	692	416
0.35%, 12/20/46 (i)	1,137	823
Countrywide Home Equity Loan Trust, 0.45%, 02/15/34 (i)	368	324
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	823	885
FDIC Structured Sale Guaranteed Notes REMIC, 1.84%, 04/25/31 (i) (r)	628	631
IndyMac Seconds Asset Backed Trust REMIC, 0.41%, 06/25/36 (i) (q)	836	207
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,763
MASTR Adjustable Rate Mortgages Trust REMIC, 2.25%, 02/25/34 (i)	552	537
Morgan Stanley Capital I Trust REMIC, 4.05%, 07/15/49	1,697	1,802
Morgan Stanley Mortgage Loan Trust REMIC, 2.46%, 10/25/34 (i)	447	447
NCUA Guaranteed Notes Trust REMIC, 1.60%, 10/29/20	1,307	1,315
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	3,664	3,833
Provident Funding Mortgage Loan Trust REMIC, 2.64%, 10/25/35 (i)	246	246
Residential Funding Mortgage Securities Inc. Trust REMIC, 5.50%, 02/25/35	2,359	2,365
SACO I Inc. REMIC, 0.41%, 06/25/36 (i) (q)	214	315
Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (i) (r)	1,952	2,043
Structured Asset Mortgage Investments Inc. REMIC, 0.36%, 08/25/36 (i)	1,076	806
UBS-BAMLL Trust REMIC, 3.66%, 06/10/30 (r)	4,560	4,495
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	1,968	2,240
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 04/25/22	645	665
Wells Fargo Re-REMIC Trust REMIC, 1.75%, 08/20/21 (f) (r)	3,560	3,562

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.38%, 03/15/44 (r)	4,750	5,079
Total Non-U.S. Government Agency Asset-Backed Securities (cost $46,160)		45,478

CORPORATE BONDS AND NOTES - 2.9%

CONSUMER STAPLES - 0.1%
Kimberly-Clark Corp., 2.40%, 03/01/22 (e)	700	669
PepsiCo Inc., 3.00%, 08/25/21	782	787
		1,456
ENERGY - 0.2%
Occidental Petroleum Corp., 3.13%, 02/15/22 (e)	666	662
Phillips 66, 4.30%, 04/01/22	912	964
		1,626
FINANCIALS - 2.1%
Bank of America Corp., 5.70%, 01/24/22	1,490	1,710
Bank of New York Mellon Corp., 3.55%, 09/23/21 (e)	3,850	3,989
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,619	1,659
Citigroup Inc., 4.50%, 01/14/22 (e)	3,028	3,209
Goldman Sachs Group Inc., 5.75%, 01/24/22	840	952
PNC Funding Corp., 2.70%, 09/19/16	1,400	1,455
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,660
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,700
Wells Fargo & Co., 1.50%, 07/01/15	4,639	4,693
		25,027
INDUSTRIALS - 0.1%
ABB Finance USA Inc., 2.88%, 05/08/22	571	555
Lockheed Martin Corp., 3.35%, 09/15/21	984	1,004
		1,559
INFORMATION TECHNOLOGY - 0.1%
Intel Corp., 3.30%, 10/01/21	1,279	1,309

TELECOMMUNICATION SERVICES - 0.1%
Nippon Telegraph & Telephone Corp., 1.40%, 07/18/17	1,067	1,063

UTILITIES - 0.2%
Florida Power Corp., 3.10%, 08/15/21	1,203	1,211
Virginia Electric and Power Co., 2.95%, 01/15/22	870	859
		2,070
Total Corporate Bonds and Notes (cost $33,130)		34,110

GOVERNMENT AND AGENCY OBLIGATIONS - 88.9%
GOVERNMENT SECURITIES - 38.6%
Federal Farm Credit Bank - 1.3% (w)
Federal Farm Credit Bank
5.30%, 12/23/24	6,800	7,814
5.75%, 12/07/28	7,000	8,376
		16,190
Federal Home Loan Bank - 1.4% (w)
Federal Home Loan Bank
4.88%, 05/17/17	10,000	11,188
5.25%, 12/11/20	4,500	5,283
		16,471
Federal National Mortgage Association - 3.0% (w)
Federal National Mortgage Association, 0.00%, 10/09/19 - 03/23/28 (j)	43,000	35,614

Sovereign - 6.3%
Financing Corp. Fico Principal Strip, 0.00%, 11/30/17 - 04/05/19 (j)	22,800	21,286
Israel Government AID Bond, 0.00%, 09/15/19 - 11/01/21 (j)	30,000	25,671
Province of Saskatchewan, Canada, 9.38%, 12/15/20 (e)	1,500	2,040
Residual Funding Corp. Principal Strip, 0.00%, 10/15/19 - 01/15/30 (j)	16,210	12,313
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/37 (j)	20,487	13,678
		74,988
Treasury Inflation Index Securities - 0.8%
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (n)	6,105	6,950
2.38%, 01/15/27 (n)	2,331	2,767
		9,717
U.S. Treasury Securities - 25.8%
U.S. Treasury Bond
Interest Only, 8.13%,08/15/21	25,000	20,809
5.25%, 11/15/28 - 02/15/29	30,000	37,505
5.38%, 02/15/31	33,000	42,188
U.S. Treasury Note
2.00%, 04/30/16 - 11/15/21	50,000	50,049
4.63%, 02/15/17	22,000	24,363
2.75%, 05/31/17	20,000	21,098
4.75%, 08/15/17	17,000	19,065
3.38%, 11/15/19	25,000	26,963
1.00%, 11/30/19 (e)	10,000	9,479
2.63%, 08/15/20 - 11/15/20	55,000	56,504
		308,023

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 50.3%
Federal Home Loan Mortgage Corp. - 22.0%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	7	7
6.00%, 11/01/28	79	89
7.00%, 04/01/29 - 08/01/32	110	125
5.00%, 08/01/33 - 12/01/34	1,697	1,872
2.38%, 12/01/35 (i)	1,366	1,426
2.77%, 01/01/37 (i)	155	166
5.50%, 07/01/38	7,968	8,744
4.50%, 10/01/40	1,741	1,858
3.00%, 07/15/42	36,418	34,758
REMIC, 5.00%, 01/15/18 - 08/15/39	45,228	49,037
REMIC, 4.50%, 06/15/18 - 07/15/34	28,415	30,358
REMIC, 4.00%, 07/15/23 - 06/15/36	19,043	20,135
REMIC, 5.50%, 01/15/26 - 07/15/40	30,969	33,844
REMIC, 3.50%, 02/15/26 - 01/15/41	51,649	52,105
REMIC, 3.00%, 04/15/31	16,727	17,034
REMIC, 2.00%, 03/15/33	9,346	9,043
REMIC, 6.00%, 07/15/37	2,000	2,216
		262,817
Federal National Mortgage Association - 22.2%
Federal National Mortgage Association
12.50%, 09/20/15 - 01/15/16	—	—
12.00%, 01/01/16 - 01/15/16	3	3
5.00%, 02/01/19 - 11/01/40	29,623	32,590
11.50%, 09/01/19	—	—
10.50%, 08/01/20	1	2
3.27%, 01/01/22	9,660	9,948
4.00%, 02/01/25 - 09/01/25	7,390	7,830
6.50%, 03/01/26 - 03/01/36	463	526
7.00%, 05/01/26 - 01/01/30	16	17
8.00%, 11/01/29 - 03/01/31	62	71
6.00%, 02/01/31 - 12/01/36	11,039	12,458
7.50%, 02/01/31	7	8
5.50%, 02/01/35 - 10/01/36	6,664	7,405
REMIC, 5.00%, 05/25/18 - 09/25/39	22,123	23,926

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
REMIC, 4.00%, 01/25/19 - 05/25/38	75,826	80,258
REMIC, 4.50%, 04/25/23 - 12/25/40	37,666	40,222
REMIC, 3.50%, 01/25/32 - 07/25/33	10,569	10,591
REMIC, 5.50%, 12/25/34 - 11/25/35	4,469	4,967
REMIC, 0.00%, 04/25/36 (j)	2,487	2,283
REMIC, 6.00%, 02/25/37 (i)	3,889	4,258
REMIC, 11.24%, 02/25/40 (i)	25	27
REMIC, 7.50%, 12/25/41	6,093	6,937
REMIC, 3.00%, 04/25/42	12,536	12,438
REMIC, 5.75%, 06/25/42	1,529	1,644
REMIC, 4.68%, 06/25/43	4,118	4,444
REMIC, 6.00%, 12/25/49	1,487	1,677
REMIC, Interest Only, 6.40%, 10/25/27 (i)	5,015	231
		264,761
Government National Mortgage Association - 6.1%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	1,835	2,097
REMIC, 4.00%, 09/16/24 - 11/20/38	19,781	20,545
REMIC, 6.50%, 06/20/28 - 06/16/31	2,356	2,651
REMIC, 5.50%, 03/20/33 - 02/16/38	10,057	10,935
REMIC, 6.00%, 12/16/33	2,801	3,107
REMIC, 3.00%, 04/20/39	6,956	7,167
REMIC, 4.50%, 06/20/39	10,000	10,728
REMIC, 5.00%, 05/20/40	11,663	12,667
REMIC, Interest Only, 6.25%, 05/16/38 (i)	4,149	694
REMIC, Interest Only, 5.97%, 07/20/41 (i)	16,678	2,872
		73,463
Total Government and Agency Obligations (cost $1,026,058)		1,062,044

SHORT TERM INVESTMENTS - 4.2%
Investment Companies - 4.0%
JNL Money Market Fund, 0.01% (a) (h)	48,392	48,392

Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	2,192	2,192
Total Short Term Investments (cost $50,584)		50,584

Total Investments - 99.8% (cost $1,155,932)		1,192,216
Other Assets and Liabilities, Net - 0.2%		2,329
Total Net Assets - 100.0%		$1,194,545

JNL/Lazard Emerging Markets Fund

COMMON STOCKS - 98.2%
ARGENTINA - 1.5%
YPF SA - ADR - Class D (e)	743	$23,144
BRAZIL - 14.8%
AMBEV SA - ADR	2,440	18,081
Banco Bradesco SA - ADR	241	3,294
Banco do Brasil SA	4,581	45,811
BB Seguridade Participacoes SA	1,896	20,813
CCR SA	1,614	12,298
Cielo SA	892	28,287
Cielo SA - ADR	186	5,936
Companhia Energetica de Minas Gerais - ADR (e)	972	6,608
Cyrela Brazil Realty SA	567	3,433
Estacio Participacoes SA	736	7,430
Localiza Rent a Car SA	796	11,560
Natura Cosmeticos SA	723	12,107
Petroleo Brasileiro SA - ADR (e)	380	5,268
Souza Cruz SA	1,544	13,985
Vale SA - ADR (e)	857	11,849
Vale SA - ADR Preferred	251	3,130
Via Varejo SA (c)	1,129	11,789
		221,679
CHINA - 11.2%
AAC Technologies Holdings Inc. (e)	496	2,575
Agricultural Bank of China - Class H	12,602	5,509
Anhui Conch Cement Co. Ltd. - Class H (e)	970	4,170
Baidu.com - ADR - Class A (c)	166	25,263
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. - Class H (e)	3,033	2,118
China Construction Bank Corp. - Class H	58,453	41,031
China Mobile Ltd. - ADR (e)	570	25,984
China Oilfield Services Ltd. - Class H	800	1,886
China State Construction International Holdings Ltd. (e)	3,582	6,080
CNOOC Ltd.	10,162	15,385
Huabao International Holdings Ltd.	14,530	6,669
NetEase.com - ADR	209	14,079
Ping an Insurance Group Co. of China Ltd. - Class H (e)	792	6,582
Weichai Power Co. Ltd. - Class H (e)	1,990	7,555
Zhuzhou CSR Times Electric Co. Ltd. - Class H	637	2,149
		167,035
COLOMBIA - 3.1%
BanColombia SA - ADR (e)	58	3,293
Pacific Rubiales Energy Corp.	2,378	42,834
		46,127
EGYPT - 1.0%
Commercial International Bank Egypt SAE - GDR	3,140	15,325

HONG KONG - 0.3%
Techtronic Industries Co.	1,569	4,381

HUNGARY - 1.3%
OTP Bank Plc (e)	1,018	19,500

INDIA - 6.2%
Axis Bank Ltd.	761	18,668
Bank of India	1,159	4,450
Bharat Heavy Electricals Ltd.	3,117	10,248
ICICI Bank Ltd. - ADR	165	7,231
Jindal Steel & Power Ltd.	1,683	8,250
Punjab National Bank	1,116	13,933
Reliance Industries Ltd.	213	3,321
Tata Consultancy Services Ltd.	611	21,821
Tata Motors Ltd. - ADR	134	4,756
		92,678
INDONESIA - 6.7%
Astra International Tbk PT	17,180	11,237
Bank Mandiri Persero Tbk PT	33,947	28,592
Bank Rakyat Indonesia Persero Tbk PT	6,479	5,509
PT Semen Indonesia	6,511	9,152
Tambang Batubara Bukit Asam Tbk PT	652	538
Telekomunikasi Indonesia PT - ADR	780	30,702
United Tractors Tbk PT	7,542	13,857
		99,587
MACAU - 1.7%
Sands China Ltd.	490	3,675
Wynn Macau Ltd.	5,067	21,089
		24,764

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MEXICO - 2.0%
Genomma Lab Internacional SAB de CV - Class B (c) (e)	2,438	6,274
Grupo Financiero Banorte SAB de CV	517	3,493
Grupo Mexico SAB de CV	3,267	10,310
Kimberly-Clark de Mexico SAB de CV	3,627	9,682
		29,759
NETHERLANDS - 1.0%
OCI (c)	322	14,597

PAKISTAN - 1.4%
Oil & Gas Development Co. Ltd.	3,385	8,304
Pakistan Petroleum Ltd.	5,407	12,309
		20,613
PERU - 0.2%
Credicorp Ltd.	20	2,758

PHILIPPINES - 1.4%
Philippine Long Distance Telephone Co. - ADR	337	20,579

RUSSIAN FEDERATION - 10.3%
Eurasia Drilling Co. Ltd. - GDR	17	445
Gazprom OAO - ADR	3,721	28,701
Globaltrans Investment Plc - GDR	368	4,252
Lukoil OAO - ADR	198	11,026
Magnit OJSC - GDR (r)	140	7,683
MegaFon OAO - GDR (r)	579	16,321
Mobile Telesystems OJSC - ADR	1,574	27,524
NovaTek OAO - GDR	56	6,125
Sberbank of Russia - ADR	4,691	45,676
TMK OAO - GDR	261	2,282
Yandex NV - Class A (c)	134	4,055
		154,090
SOUTH AFRICA - 9.0%
Bidvest Group Ltd.	675	17,831
Exxaro Resources Ltd. (e)	245	3,259
Imperial Holdings Ltd.	536	9,591
Nedbank Group Ltd. (e)	578	12,289
PPC Ltd.	2,175	6,032
Sanlam Ltd. (e)	2,104	11,492
Shoprite Holdings Ltd.	1,166	17,588
Standard Bank Group Ltd. (e)	1,286	16,948
Tiger Brands Ltd.	424	10,946
Truworths International Ltd. (e)	1,280	9,379
Vodacom Group Ltd. (e)	935	11,541
Woolworths Holdings Ltd.	1,156	8,047
		134,943
SOUTH KOREA - 12.8%
Hanwha Life Insurance Co. Ltd.	2,621	17,208
Hyundai Mobis	109	32,291
KB Financial Group Inc.	544	19,085
KT&G Corp.	245	18,455
Samsung Electronics Co. Ltd.	41	51,638
Shinhan Financial Group Co. Ltd.	727	32,162
SK Hynix Inc. (c)	300	10,171
Woongjin Coway Co. Ltd.	148	10,383
		191,393
SWEDEN - 0.4%
Oriflame Cosmetics SA - SDR (e)	273	6,623

TAIWAN - 4.9%
Catcher Technology Co. Ltd.	339	2,461
Hon Hai Precision Industry Co. Ltd.	1,363	3,871
Hon Hai Precision Industry Co. Ltd. - GDR	2,411	13,829
MediaTek Inc.	244	3,612
Taiwan Semiconductor Manufacturing Co. Ltd.	2,792	10,985
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,912	38,280
		73,038
THAILAND - 2.0%
CP ALL PCL	7,776	10,439
PTT Exploration & Production PCL	1,873	9,066
Siam Cement PCL	754	9,694
		29,199
TURKEY - 4.5%
Akbank T.A.S.	2,842	9,032
Aselsan Elektronik Sanayi Ve Ticaret A/S	595	2,394
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,154	2,536
KOC Holding A/S	3,808	16,052
KOC Holding A/S - ADR	266	5,557
Turkcell Iletisim Hizmetleri A/S (c)	2,147	12,028
Turkcell Iletisim Hizmetleri A/S - ADR (c) (e)	251	3,457
Turkiye Is Bankasi SA - Class C	7,394	16,417
		67,473
UNITED KINGDOM - 0.5%
British American Tobacco Plc	437	7,915

Total Common Stocks (cost $1,477,747)		1,467,200

PREFERRED STOCKS - 0.3%
BRAZIL - 0.3%
Marcopolo SA	2,556	5,124
Total Preferred Stocks (cost $6,872)		5,124

SHORT TERM INVESTMENTS - 9.3%
Investment Companies - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	15,999	15,999

Securities Lending Collateral - 8.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	121,715	121,715
Total Short Term Investments (cost $137,714)		137,714

Total Investments - 107.8% (cost $1,622,333)		1,610,038
Other Assets and Liabilities, Net - (7.8%)		(116,272)
Total Net Assets - 100.0%		$1,493,766

JNL/M&G Global Basics Fund

COMMON STOCKS - 93.9%
AUSTRALIA - 11.2%
Ansell Ltd.	412	$7,036
Aquila Resources Ltd. (c)	723	1,575
Equatorial Resources Ltd. (c)	262	129
Galaxy Resources Ltd. (c) (f)	751	47
Iluka Resources Ltd.	767	7,065
OZ Minerals Ltd.	689	2,278
Panoramic Resources Ltd. (c)	430	159
Starpharma Holdings Ltd. (c)	1,089	768
		19,057
BELGIUM - 2.5%
Umicore	85	4,312

CANADA - 0.7%
Dominion Diamond Corp. (c)	86	1,152

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
FRANCE - 9.9%
Compagnie des Alpes (c)	72	1,609
Danone SA	63	4,436
Imerys SA	32	2,804
Publicis Groupe SA	90	8,084
		16,933
GERMANY - 8.4%
Bayerische Motoren Werke AG	33	4,155
Suedzucker AG	77	2,193
Symrise AG	158	7,910
		14,258

HONG KONG - 2.7%
Hongkong & Shanghai Hotels	3,444	4,583

INDIA - 1.0%
Marico Kaya Enterprises Ltd. (c) (f) (q)	10	22
Marico Ltd.	462	1,619
		1,641
IRELAND - 4.4%
Kerry Group Plc	99	7,531

JAPAN - 4.1%
Kirin Holdings Co. Ltd.	501	6,933

MALAYSIA - 2.8%
AMMB Holdings Bhd	2,163	4,759

RUSSIAN FEDERATION - 0.3%
MD Medical Group Investments Plc - GDR	59	505

SINGAPORE - 0.9%
Petra Foods Ltd.	528	1,549

SPAIN - 1.0%
Baron de Ley SA (c)	17	1,749

UNITED ARAB EMIRATES - 3.2%
DP World Ltd.	303	5,431

UNITED KINGDOM - 16.9%
BHP Billiton Plc	238	7,336
G4S Plc	1,785	7,202
Genus Plc	87	1,433
Hochschild Mining Plc (c)	528	1,489
PZ Cussons Plc	971	5,715
Unilever Plc	87	3,699
Weir Group Plc	47	2,009
		28,883
UNITED STATES OF AMERICA - 23.9%
AMCOL International Corp.	68	3,134
Elizabeth Arden Inc. (c)	97	2,876
GI Dynamics Inc. - CDI (c) (q)	1,440	761
Microsoft Corp.	166	6,788
National Oilwell Varco Inc.	31	2,439
Scotts Miracle-Gro Co. - Class A	108	6,626
United Parcel Service Inc. - Class B	94	9,153
United Technologies Corp.	78	9,123
		40,900
Total Common Stocks (cost $154,299)		160,176

PREFERRED STOCKS - 0.2%
GERMANY - 0.2%
Villeroy & Boch AG (e)	25	405
Total Preferred Stocks (cost $242)		405

SHORT TERM INVESTMENTS - 5.4%
Investment Companies - 5.2%
JNL Money Market Fund, 0.01% (a) (h)	8,855	8,855

Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	412	412
Total Short Term Investments (cost $9,267)		9,267

Total Investments - 99.5% (cost $163,808)		169,848
Other Assets and Liabilities, Net - 0.5%		777
Total Net Assets - 100.0%		$170,625

JNL/Mellon Capital Emerging Markets Index Fund

COMMON STOCKS - 90.5%
BRAZIL - 6.1%
All America Latina Logistica SA	85	$282
AMBEV SA	924	6,874
Anhanguera Educacional Participacoes SA	70	434
Banco Bradesco SA (c)	123	1,809
Banco do Brasil SA (c)	168	1,678
Banco Santander Brasil SA (c)	196	1,080
BB Seguridade Participacoes SA	119	1,311
BM&F Bovespa SA (c)	378	1,876
BR Malls Participacoes SA	88	753
BR Properties SA	38	312
BRF SA	127	2,547
CCR SA	176	1,343
Centrais Eletricas Brasileiras SA (c)	61	176
CETIP SA - Mercados Organizados (c)	39	472
Cia de Saneamento Basico do Estado de Sao Paulo (c)	63	584
Cia de Saneamento de Minas Gerais (c)	9	150
Cia Hering (c)	27	321
Cia Siderurgica Nacional SA	135	586
Cielo SA	68	2,152
Cosan SA Industria e Comercio	27	420
CPFL Energia SA	43	353
Cyrela Brazil Realty SA	55	332
Duratex SA (c)	56	285
EcoRodovias Infraestrutura e Logistica SA	34	201
EDP - Energias do Brasil SA	47	212
Empresa Brasileira de Aeronautica SA (c)	111	980
Estacio Participacoes SA	51	519
Fibria Celulose SA (c)	52	576
Hypermarcas SA (c)	68	495
JBS SA	142	483
Kroton Educacional SA	38	821
Localiza Rent a Car SA (c)	31	449
Lojas Americanas SA	24	151
Lojas Renner SA (c)	25	694
M Dias Branco SA (c)	6	228
MRV Engenharia e Participacoes SA	64	228
Multiplan Empreendimentos Imobiliarios SA	18	384
Natura Cosmeticos SA (c)	32	536
Odontoprev SA (c)	47	187
Petroleo Brasileiro SA (c)	574	3,784
Porto Seguro SA	21	296
Qualicorp SA (c)	39	389
Raia Drogasil SA (c)	40	341
Souza Cruz SA (c)	73	659
Sul America SA (c)	27	177

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Tim Participacoes SA	156	809
Totvs SA	25	392
Tractebel Energia SA (c)	30	476
Transmissora Alianca de Energia Eletrica SA	16	135
Ultrapar Participacoes SA	63	1,525
Vale SA (c)	252	3,490
WEG SA (c)	42	592
		46,339
CHILE - 1.4%
AES Gener SA (c)	568	315
Aguas Andinas SA - Class A	479	301
Banco de Chile	4,319	545
Banco de Credito e Inversiones	6	355
Banco Santander Chile	12,491	734
CAP SA (c)	13	212
Cencosud SA	218	724
Cia Cervecerias Unidas SA	29	322
Colbun SA	1,852	457
Corpbanca	30,057	359
E-CL SA	132	178
Empresa Nacional de Electricidad SA	614	889
Empresas CMPC SA	233	536
Empresas COPEC SA (c)	87	1,141
Enersis SA	3,766	1,176
ENTEL Chile SA	20	241
Latam Airlines Group SA	61	923
S.A.C.I. Falabella	144	1,271
Vina Concha y Toro SA (c)	62	127
		10,806
CHINA - 16.3%
AAC Technologies Holdings Inc. (e)	144	745
Agile Property Holdings Ltd. (e)	270	222
Agricultural Bank of China - Class H	4,218	1,844
Air China Ltd. - Class H	332	197
Aluminum Corp. of China Ltd. - Class H (c) (e)	908	313
Anhui Conch Cement Co. Ltd. - Class H (e)	232	998
AviChina Industry & Technology Co. Ltd. - Class H	444	248
Bank of China Ltd. - Class H	14,926	6,631
Bank of Communications Co. Ltd. - Class H	1,718	1,126
Beijing Capital International Airport Co. Ltd. - Class H (c)	332	228
Beijing Enterprises Holdings Ltd.	97	870
Beijing Enterprises Water Group Ltd.	648	454
Belle International Holdings Ltd. (c)	877	876
Brilliance China Automotive Holdings Ltd.	628	961
BYD Co. Ltd. - Class H (e) (c)	95	586
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. - Class H (e)	232	162
China Agri-Industries Holdings Ltd.	536	210
China Blue Chemical Ltd. - Class H	427	220
China Citic Bank - Class H (e)	1,547	894
China Coal Energy Co. - Class H (e)	737	416
China Communication Services Corp. Ltd. - Class H	410	190
China Communications Constructions Co. Ltd. - Class H	819	573
China Construction Bank Corp. - Class H	14,223	9,984
China COSCO Holdings Co. Ltd. - Class H (c) (e)	566	234
China Everbright International Ltd.	550	755
China Everbright Ltd.	174	223
China Gas Holdings Ltd.	407	636
China International Marine Containers Group Co. Ltd. - Class H	89	208
China Life Insurance Co. Ltd. - Class H	1,472	4,163
China Longyuan Power Group Corp. - Class H	534	538
China Mengniu Dairy Co. Ltd. (c)	279	1,400
China Merchants Bank Co. Ltd. - Class H	930	1,692
China Merchants Holdings International Co. Ltd.	211	726
China Minsheng Banking Corp. Ltd. - Class H (e) (c)	1,056	1,061
China Mobile Ltd.	1,185	10,880
China National Building Material Co. Ltd. - Class H (e)	530	533
China Oilfield Services Ltd. - Class H	338	797
China Overseas Grand Oceans Group Ltd.	156	103
China Overseas Land & Investment Ltd.	800	2,080
China Pacific Insurance Group Co. Ltd. - Class H	519	1,857
China Petroleum & Chemical Corp. - Class H	5,036	4,505
China Railway Construction Corp. Ltd. - Class H	368	312
China Railway Group Ltd. - Class H	724	338
China Resources Cement Holdings Ltd. (e)	354	280
China Resources Enterprise Ltd.	232	656
China Resources Gas Group Ltd.	170	542
China Resources Land Ltd.	389	856
China Resources Power Holdings Co. Ltd.	357	933
China Shenhua Energy Co. Ltd. - Class H	682	1,975
China Shipping Container Lines Co. Ltd. - Class H (c)	713	162
China State Construction International Holdings Ltd.	382	649
China Taiping Insurance Holdings Co. Ltd. (c)	137	245
China Telecom Corp. Ltd. - Class H	2,600	1,200
China Unicom Hong Kong Ltd. (e)	932	1,230
China Vanke Co. Ltd. - Class B (c)	279	465
Chongqing Changan Automobile Co. Ltd. - Class B	174	290
Chongqing Rural Commercial Bank - Class H (e)	516	227
CITIC Securities Co. Ltd. - Class H	192	402
CNOOC Ltd.	3,532	5,348
Country Garden Holdings Co.	847	354
CSR Corp. Ltd. - Class H	327	275
Datang International Power Generation Co. Ltd. - Class H	696	254
Dongfeng Motor Group Co. Ltd. - Class H	512	726
ENN Energy Holdings Ltd.	142	993
Far East Horizon Ltd.	263	194
Fosun International Ltd. (e)	271	341
Franshion Properties China Ltd. (e)	604	202
Golden Eagle Retail Group Ltd. (e)	130	180
Great Wall Motor Co. Ltd. - Class H (e)	193	970
Greentown China Holdings Ltd.	110	119
Guangzhou Automobile Group Co. Ltd. - Class H (c)	398	420
Guangzhou R&F Properties Co. Ltd. - Class H (c)	187	270
Haitian International Holdings Ltd.	102	205
Huaneng Power International Inc. - Class H	594	570
Industrial & Commercial Bank of China Ltd. - Class H	14,551	8,970
Inner Mongolia Yitai Coal Co. Ltd. - Class B	212	256
Jiangsu Expressway Co. Ltd. - Class H	205	234
Jiangxi Copper Co. Ltd. - Class H	255	430
PetroChina Co. Ltd. - Class H (c)	4,176	4,536
Ping an Insurance Group Co. of China Ltd. - Class H (c)	363	3,017
Shandong Weigao Group Medical Polymer Co. Ltd. (c)	290	331

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Shanghai Electric Group Co. Ltd. - Class H	526	187
Shanghai Industrial Holdings Ltd.	101	337
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	118	268
Shenzhou International Group Holdings Ltd.	124	394
Sihuan Pharmaceutical Holdings Group Ltd. (c)	370	446
Sinopec Shanghai Petrochemical Co. Ltd. - Class H (c)	786	203
Sinopharm Group Co. Ltd. - Class H (e)	196	538
Soho China Ltd.	330	271
Sun Art Retail Group Ltd. (e)	510	640
Tencent Holdings Ltd.	200	13,994
Tingyi Cayman Islands Holding Corp.	391	1,122
Tsingtao Brewery Co. Ltd. - Class H	70	513
Want Want China Holdings Ltd. (c)	1,142	1,709
Weichai Power Co. Ltd. - Class H (c)	93	355
Wumart Stores Inc. - Class H	101	99
Yantai Changyu Pioneer Wine Co. Ltd. - Class B	58	140
Yanzhou Coal Mining Co. Ltd. - Class H (e)	402	303
Zhejiang Expressway Co. Ltd. - Class H (c)	326	297
Zhongsheng Group Holdings Ltd.	109	150
Zhuzhou CSR Times Electric Co. Ltd. - Class H	113	381
Zijin Mining Group Co. Ltd. (e)	1,058	225
ZTE Corp. - Class H (c)	112	219
		124,087
COLOMBIA - 0.8%
Almacenes Exito SA	39	588
Bancolombia SA	46	630
Cementos Argos SA	87	443
Cemex Latam Holdings SA (c)	29	245
Corp. Financiera Colombiana SA	12	231
Ecopetrol SA	967	1,961
Grupo Argos SA	62	646
Grupo de Inversiones Suramericana SA	44	803
Interconexion Electrica SA	88	392
Isagen SA ESP	177	289
		6,228
CZECH REPUBLIC - 0.3%
CEZ A/S	30	872
Komercni Banka A/S	3	672
Telefonica O2 Czech Republic A/S	19	292
		1,836
EGYPT - 0.2%
Commercial International Bank	170	869
Global Telecom Holding SAE (c)	607	386
Talaat Moustafa Group (c)	209	229
Telecom Egypt Co.	68	166
		1,650
GREECE - 0.6%
Alpha Bank AE (c)	270	265
Folli Follie SA (c)	5	195
Hellenic Petroleum SA	13	127
Hellenic Telecommunications Organization SA (c)	46	764
JUMBO SA (c)	18	326
National Bank of Greece SA (c)	59	325
OPAP SA	46	741
Piraeus Bank SA (c)	214	588
Public Power Corp. SA (c)	21	343
Titan Cement Co. SA (c)	12	422
		4,096
HONG KONG - 2.1%
Anta Sports Products Ltd.	195	325
BBMG Corp. - Class H	182	142
Biostime International Holdings Ltd	39	268
China Cinda Asset Management Co. Ltd. - Class H (e) (c)	858	488
Citic Pacific Ltd. (e)	308	546
COSCO Pacific Ltd.	320	410
CSPC Pharmaceutical Group Ltd.	272	241
Evergrande Real Estate Group Ltd. (e)	1,208	572
Fushan International Energy Group Ltd. (e)	466	142
GCL-Poly Energy Holdings Ltd. (c)	1,900	687
Geely Automobile Holdings Ltd. (e)	1,045	412
GOME Electrical Appliances Holdings Ltd. (e)	1,700	288
Guangdong Investment Ltd.	460	440
Haier Electronics Group Co. Ltd.	180	489
Haitong Securities Co. Ltd. - Class H	219	291
Hanergy Solar Group Ltd. (c) (e)	1,858	292
Hengan International Group Co. Ltd.	146	1,516
Intime Retail Group Co. Ltd. (e)	223	240
Kingboard Chemical Holdings Ltd.	116	227
Kunlun Energy Co. Ltd.	640	1,072
Lee & Man Paper Manufacturing Ltd.	343	214
Lenovo Group Ltd. (e)	1,218	1,347
Longfor Properties Co. Ltd.	243	335
New China Life Insurance Co. Ltd. - Class H (c)	171	519
New World China Land Ltd. (e)	584	493
Nine Dragons Paper Holdings Ltd.	286	224
People’s Insurance Co. Group of China Ltd. - Class H	876	362
PICC Property & Casualty Co. Ltd. - Class H (c)	607	833
Poly Property Group Co. Ltd.	514	228
Shimao Property Holdings Ltd.	267	587
Shui On Land Ltd. (e)	608	170
Sino Biopharmaceutical	620	529
Sino-Ocean Land Holdings Ltd.	674	369
Sinopec Engineering Group Co. Ltd. - Class H	190	205
Uni-President China Holdings Ltd. (e)	202	170
Yingde Gases	171	163
Yuexiu Property Co. Ltd.	950	196
		16,032
HUNGARY - 0.2%
MOL Hungarian Oil and Gas Plc	10	545
OTP Bank Plc (e)	38	722
Richter Gedeon Nyrt	29	501
		1,768
INDIA - 6.6%
ACC Ltd.	5	121
Adani Enterprises Ltd.	26	161
Aditya Birla Nuvo Ltd.	5	96
Ambuja Cements Ltd.	147	498
Apollo Hospitals Enterprise Ltd.	12	189
Asian Paints Ltd.	54	492
Bajaj Auto Ltd.	16	573
Bank of Baroda (c)	12	149
Bharat Heavy Electricals Ltd.	133	437
Bharat Petroleum Corp. Ltd.	32	249
Bharti Airtel Ltd.	111	591
Cairn India Ltd.	87	487
Cipla Ltd.	59	381
Coal India Ltd.	99	476
Dabur India Ltd.	50	151
Divi’s Laboratories Ltd.	7	152
DLF Ltd.	87	259
Dr. Reddy’s Laboratories Ltd.	19	820
GAIL India Ltd.	65	412
GlaxoSmithKline Consumer Healthcare Ltd.	2	115

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Godrej Consumer Products Ltd.	21	302
HCL Technologies Ltd.	48	1,111
HDFC Bank Ltd.	218	2,746
Hero Honda Motors Ltd.	17	637
Hindalco Industries Ltd.	253	602
Hindustan Unilever Ltd.	121	1,224
Housing Development Finance Corp.	292	4,328
ICICI Bank Ltd.	45	951
Idea Cellular Ltd.	107	246
Infosys Ltd.	90	4,943
ITC Ltd.	441	2,607
Jaiprakash Associates Ltd.	223	201
Jindal Steel & Power Ltd.	81	397
JSW Steel Ltd.	14	247
Kotak Mahindra Bank Ltd.	62	811
Larsen & Toubro Ltd.	61	1,300
LIC Housing Finances Ltd.	69	274
Mahindra & Mahindra Financial Services Ltd.	47	197
Mahindra & Mahindra Ltd.	63	1,044
Mundra Port and Special Economic Zone Ltd.	73	230
Nestle India Ltd.	5	429
NTPC Ltd.	198	399
Oil & Natural Gas Corp. Ltd. (c)	149	795
Oil India Ltd.	20	164
Piramal Healthcare Ltd.	14	127
Power Finance Corp. Ltd.	60	196
Power Grid Corp. of India Ltd.	221	389
Ranbaxy Laboratories Ltd. (c)	19	117
Reliance Capital Ltd.	17	100
Reliance Communications Ltd.	88	191
Reliance Industries Ltd.	256	3,993
Reliance Infrastructure Ltd.	26	190
Reliance Power Ltd. (c)	103	122
Rural Electrification Corp. Ltd.	44	170
Sesa Sterlite Ltd. (c)	206	649
Shriram Transport Finance Co. Ltd.	30	392
Siemens Ltd.	11	146
State Bank of India (c)	31	987
Sun Pharmaceutical Industries Ltd.	117	1,129
Tata Consultancy Services Ltd.	93	3,320
Tata Motors Ltd.	157	1,064
Tata Power Co. Ltd.	205	293
Tata Steel Ltd.	54	359
Tech Mahindra Ltd.	11	332
Ultratech Cement Ltd.	7	275
United Breweries Ltd.	10	140
United Spirits Ltd.	15	686
Wipro Ltd.	122	1,117
Yes Bank Ltd.	43	299
		49,777
INDONESIA - 2.6%
Adaro Energy Tbk PT	2,729	237
Astra Agro Lestari Tbk PT	70	161
Astra International Tbk PT	3,939	2,577
Bank Central Asia Tbk PT	2,392	2,247
Bank Danamon Indonesia Tbk PT - Class A	651	250
Bank Mandiri Persero Tbk PT	1,787	1,505
Bank Negara Indonesia Persero Tbk PT	1,589	700
Bank Rakyat Indonesia Persero Tbk PT	2,243	1,907
Bumi Serpong Damai PT	1,416	206
Charoen Pokphand Indonesia Tbk PT	1,318	467
Global Mediacom Tbk PT	1,395	290
Gudang Garam Tbk PT	94	409
Indo Tambangraya Megah Tbk PT	83	180
Indocement Tunggal Prakarsa Tbk PT	281	582
Indofood CBP Sukses Makmur Tbk PT	224	199
Indofood Sukses Makmur Tbk PT	927	600
Jasa Marga Persero Tbk PT	514	273
Kalbe Farma Tbk PT	4,299	558
Lippo Karawaci Tbk PT	3,760	361
Matahari Department Store Tbk PT (c)	346	425
Media Nusantara Citra Tbk PT (c)	1,044	244
Perusahaan Gas Negara PT	2,247	1,020
PT Semen Indonesia	559	786
Surya Citra Media Tbk PT (c)	740	209
Tambang Batubara Bukit Asam Tbk PT	120	99
Telekomunikasi Indonesia Persero Tbk PT - Class B	8,926	1,745
Tower Bersama Infrastructure Tbk PT (c)	232	123
Unilever Indonesia Tbk PT	285	739
United Tractors Tbk PT	354	650
XL Axiata Tbk PT	445	173
		19,922
MALAYSIA - 3.7%
AirAsia Bhd	199	155
Alliance Financial Group Bhd	241	325
AMMB Holdings Bhd	316	695
Astro Malaysia Holdings Bhd	265	260
Axiata Group Bhd	522	1,067
Berjaya Sports Toto Bhd	106	129
Bumi Armada Bhd	189	226
Bumiputra-Commerce Holdings Bhd	981	2,150
Dialog Group BHD	318	350
DiGi.Com Bhd	660	1,091
Felda Global Ventures Holdings Bhd	253	360
Gamuda Bhd	307	443
Genting Bhd (c)	429	1,317
Genting Malaysia Bhd	553	712
Genting Plantations Bhd	46	153
Hong Leong Bank Bhd	106	460
Hong Leong Financial Group Bhd	37	176
IHH Healthcare Bhd (c)	491	579
IJM Corp. Bhd	237	447
IOI Corp. Bhd	582	856
IOI Properties Group Sdn Bhd (c)	248	202
Kuala Lumpur Kepong Bhd	91	672
Lafarge Malaysia Bhd	74	206
Malayan Banking Bhd	867	2,572
Malaysia Airports Holdings Bhd	153	374
Maxis Bhd	468	997
MISC Bhd (c)	201	425
MMC Corp. Bhd	133	115
Parkson Holdings Bhd	144	132
Petronas Chemicals Group Bhd	561	1,188
Petronas Dagangan Bhd	52	493
Petronas Gas Bhd	109	798
PPB Group Bhd	98	498
Public Bank Bhd	195	1,146
RHB Capital Bhd	124	319
Sapurakencana Petroleum Bhd (c)	657	907
Sime Darby Bhd	535	1,527
Telekom Malaysia Bhd	235	423
Tenaga Nasional Bhd	546	2,000
UEM Sunrise Bhd	365	246
UMW Holdings Bhd	114	385
YTL Corp. Bhd	936	439
YTL Power International Bhd (c)	445	214
		28,229
MEXICO - 4.2%
Alfa SAB de CV - Class A	565	1,428
America Movil SAB de CV - Class L	6,866	6,847
Arca Continental SAB de CV	56	337
Coca-Cola Femsa SAB de CV - Class L (e)	80	844

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Compartamos SAB de CV (e) (c)	211	386
Controladora Comercial Mexicana SAB de CV - Class C	68	282
El Puerto de Liverpool SAB de CV - Class C	34	378
Fibra Uno Administracion SA de CV (c)	256	827
Fomento Economico Mexicano SAB de CV	384	3,582
Genomma Lab Internacional SAB de CV - Class B (c) (e)	171	441
Grupo Aeroportuario del PacifiCo SAB de CV - Class B (c)	52	306
Grupo Aeroportuario del Sureste SAB de CV - Class B	37	459
Grupo Bimbo SAB de CV - Class A	339	914
Grupo Carso SAB de CV	119	623
Grupo Comercial Chedraui SA de CV - Class B (e)	60	178
Grupo Financiero Banorte SAB de CV (c)	489	3,308
Grupo Financiero Inbursa SAB de CV	444	1,147
Grupo Financiero Santander Mexico SAB de CV - Class B	353	864
Grupo Mexico SAB de CV (c)	744	2,347
Industrias CH SAB de CV - Class B (c) (e)	39	217
Industrias Penoles SAB de CV	26	686
Kimberly-Clark de Mexico SAB de CV	317	847
Mexichem SAB de CV (e) (c)	199	702
Minera Frisco SAB de CV - Class A-1 (c) (e)	130	253
OHL Mexico SAB de CV (c) (e)	142	369
Promotora y Operadora de Infraestructura SAB de CV (c)	54	731
Wal-Mart de Mexico SAB de CV - Class V (e)	1,010	2,406
		31,709
PERU - 0.3%
Cia de Minas Buenaventura SA - ADR	34	425
Credicorp Ltd.	14	1,903
		2,328
PHILIPPINES - 0.9%
Aboitiz Equity Ventures Inc.	351	439
Aboitiz Power Corp.	323	268
Alliance Global Group Inc.	366	233
Ayala Corp.	38	495
Ayala Land Inc.	1,159	776
Bank of the Philippine Islands	139	266
BDO Unibank Inc.	279	530
DMCI Holdings Inc.	133	207
Energy Development Corp.	1,613	204
Globe Telecom Inc.	7	259
International Container Terminal Services Inc.	134	322
JG Summit Holdings Inc.	516	570
Jollibee Foods Corp.	74	281
Metro Pacific Investments Corp.	2,429	257
Metropolitan Bank & Trust Co.	43	75
Philippine Long Distance Telephone Co.	8	494
SM Investments Corp.	26	413
SM Prime Holdings Inc.	1,209	395
Universal Robina Corp.	174	551
		7,035
POLAND - 1.7%
Alior Bank SA (c)	7	195
Bank Handlowy w Warszawie SA	7	271
Bank Millennium SA (c)	80	238
Bank Pekao SA	26	1,683
Bank Zachodni WBK SA	5	718
Cyfrowy Polsat SA (c)	29	206
Enea SA	43	229
Eurocash SA	17	230
Grupa Lotos SA - Class A (c)	12	155
Jastrzebska Spolka Weglowa SA (c)	8	129
KGHM Polska Miedz SA	28	996
Mbank	3	500
PGE SA	140	872
Polski Koncern Naftowy Orlen SA	65	932
Polskie Gornictwo Naftowe i Gazownictwo SA	339	498
Powszechna Kasa Oszczednosci Bank Polski SA	177	2,482
Powszechny Zaklad Ubezpieczen SA (c)	11	1,555
Synthos SA	89	144
Tauron Polska Energia SA	246	427
Telekomunikacja Polska SA	122	419
Zaklady Azotowe w Tarnowie-Moscicach SA	8	159
		13,038
RUSSIAN FEDERATION - 4.9%
Federal Grid Co. Unified Energy System JSC (c)	58,771	129
Gazprom OAO	2,321	8,968
Lukoil OAO	100	5,615
Magnit OJSC - GDR	50	2,733
MegaFon OAO - GDR	18	514
MMC Norilsk Nickel OJSC (c)	11	1,813
Mobile Telesystems OJSC - ADR	101	1,774
Moscow Exchange MICEX-RTS OAO	183	302
NovaTek OAO - GDR	18	1,935
Rosneft OAO	230	1,541
Rostelecom OJSC	172	412
RusHydro JSC	25,411	405
Sberbank of Russia	2,135	5,108
Severstal OAO	41	313
Sistema JSFC - GDR	23	525
Surgutneftegas OAO	1,369	1,010
Tatneft OAO	286	1,634
Uralkali OJSC	245	1,172
VTB Bank OJSC	988,225	1,117
		37,020
SOUTH AFRICA - 7.5%
African Bank Investments Ltd. (e)	281	287
African Rainbow Minerals Ltd.	23	463
Anglo Platinum Ltd. (c)	12	556
AngloGold Ashanti Ltd. (c)	77	1,316
Aspen Pharmacare Holdings Ltd.	69	1,829
Assore Ltd.	6	240
Barclays Africa Group Ltd.	62	879
Barloworld Ltd.	48	499
Bidvest Group Ltd.	60	1,583
Discover Ltd.	59	469
Exxaro Resources Ltd.	30	405
FirstRand Ltd.	603	2,066
Foschini Ltd.	36	369
Gold Fields Ltd.	142	536
Growthpoint Properties Ltd.	335	775
Harmony Gold Mining Co. Ltd. (c)	73	224
Impala Platinum Holdings Ltd.	102	1,164
Imperial Holdings Ltd.	34	613
Investec Ltd.	45	365
Kumba Iron Ore Ltd.	17	607
Liberty Holdings Ltd.	19	229
Life Healthcare Group Holdings Ltd.	168	615
Massmart Holdings Ltd.	21	275
Mediclinic International Ltd.	82	584
MMI Holdings Ltd.	238	556
Mr Price Group Ltd.	44	659
MTN Group Ltd.	331	6,779
Nampak Ltd.	103	353

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Naspers Ltd. - Class N	78	8,551
Nedbank Group Ltd. (e)	38	804
Netcare Ltd.	192	426
Northam Platinum Ltd. (c)	76	280
Pick n Pay Stores Ltd.	49	239
PPC Ltd.	99	274
Redefine Properties Ltd.	556	505
Remgro Ltd.	94	1,833
Reunert Ltd.	30	183
RMB Holdings Ltd.	143	653
RMI Holdings	126	344
Sanlam Ltd.	350	1,912
Sappi Ltd. (c)	120	421
Sasol Ltd.	109	6,070
Shoprite Holdings Ltd.	86	1,304
Spar Group Ltd.	39	445
Standard Bank Group Ltd. (e)	235	3,089
Steinhoff International Holdings Ltd.	251	1,213
Tiger Brands Ltd.	31	793
Truworths International Ltd.	83	610
Vodacom Group Ltd.	75	925
Woolworths Holdings Ltd.	145	1,008
		57,177
SOUTH KOREA - 14.6%
Amorepacific Corp.	1	778
AMOREPACIFIC Group	—	234
BS Financial Group Inc.	31	445
Celltrion Inc. (c)	12	515
Cheil Industries Inc.	9	612
Cheil Worldwide Inc. (c)	19	420
CJ CheilJedang Corp.	2	461
CJ Corp.	3	353
Daelim Industrial Co. Ltd.	6	452
Daewoo Engineering & Construction Co. Ltd. (c)	24	180
Daewoo International Corp.	10	367
Daewoo Securities Co. Ltd. (c)	28	214
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	17	526
DGB Financial Group Inc.	26	381
Dongbu Insurance Co. Ltd.	8	423
Doosan Corp.	2	200
Doosan Heavy Industries and Construction Co. Ltd.	11	361
Doosan Infracore Co. Ltd. (c)	24	316
E-Mart Co. Ltd.	4	976
GS Engineering & Construction Corp. (c)	7	245
GS Holdings Corp.	9	412
Halla Visteon Climate Control Corp.	6	280
Hana Financial Group Inc.	53	1,934
Hankook Tire Co. Ltd.	14	797
Hanwha Chem Corp.	15	270
Hanwha Corp.	10	308
Hanwha Life Insurance Co. Ltd.	40	265
Hite Jinro Co. Ltd.	6	144
Hyosung Corp.	5	396
Hyundai Department Store Co. Ltd.	3	383
Hyundai Development Co.	12	344
Hyundai Engineering & Construction Co. Ltd.	15	787
Hyundai Glovis Co. Ltd.	2	541
Hyundai Heavy Industries Co. Ltd.	8	1,634
Hyundai Marine & Fire Insurance Co. Ltd.	12	343
Hyundai Merchant Marine Co. Ltd. (c)	12	114
Hyundai Mipo Dockyard Co. Ltd.	2	299
Hyundai Mobis	13	3,991
Hyundai Motor Co.	30	7,152
Hyundai Securities Co. Ltd. (c)	28	167
Hyundai Steel Co.	14	899
Hyundai Wia Corp.	3	455
Industrial Bank of Korea	46	581
Kangwon Land Inc.	20	593
KB Financial Group Inc.	77	2,691
KCC Corp.	1	426
Kia Motors Corp.	52	2,916
Korea Aerospace Industries Ltd.	7	216
Korea Electric Power Corp.	51	1,743
Korea Gas Corp. (c)	5	270
Korea Investment Holdings Co. Ltd.	7	227
Korea Kumho Petrochemical	3	240
Korea Zinc Co. Ltd.	2	489
Korean Air Lines Co. Ltd. (c)	7	261
KT Corp. - ADR (e)	27	372
KT&G Corp.	22	1,626
LG Chem Ltd.	9	2,133
LG Corp.	18	982
LG Display Co. Ltd. (c)	44	1,110
LG Electronics Inc.	22	1,315
LG Household & Health Care Ltd.	2	765
LG Innotek Co. Ltd. (c)	2	164
LG Telecom Ltd.	41	400
Lotte Chemical	3	596
Lotte Confectionery Co. Ltd.	—	217
Lotte Shopping Co. Ltd.	2	633
LS Corp.	3	245
LS Industrial Systems Co. Ltd.	3	212
Mirae Asset Securities Co. Ltd.	6	233
NCSoft Corp.	3	643
NHN Corp.	6	4,021
NHN Entertainment Corp. (c)	3	264
OCI Co. Ltd. (c)	3	548
Orion Corp.	1	526
POSCO Inc.	13	3,629
S-Oil Corp.	9	502
S1 Corp.	4	314
Samsung C&T Corp.	25	1,473
Samsung Card Co. Ltd.	7	214
Samsung Electro-Mechanics Co. Ltd.	11	717
Samsung Electronics Co. Ltd.	22	27,314
Samsung Engineering Co. Ltd. (c)	5	369
Samsung Fire & Marine Insurance Co. Ltd.	7	1,495
Samsung Heavy Industries Co. Ltd.	32	974
Samsung Life Insurance Co. Ltd.	12	1,138
Samsung SDI Co.	6	958
Samsung Securities Co. Ltd.	12	436
Samsung Techwin Co. Ltd.	7	360
Shinhan Financial Group Co. Ltd.	84	3,727
Shinsegae Co. Ltd.	1	262
SK C&C Co. Ltd.	5	657
SK Holdings Co. Ltd.	5	955
SK Hynix Inc. (c)	105	3,553
SK Innovation Co. Ltd.	12	1,337
SK Networks Co. Ltd. (c)	22	199
SK Telecom Co. Ltd.	1	301
SK Telecom Co. Ltd. - ADR (e)	5	116
Woongjin Coway Co. Ltd.	11	740
Woori Finance Holdings Co. Ltd. (c)	67	761
Woori Investment & Securities Co. Ltd.	20	170
Yuhan Corp.	1	208
		110,911
TAIWAN - 11.6%
Acer Inc. (c)	575	340
Advanced Semiconductor Engineering Inc.	1,210	1,343
Advantech Co. Ltd.	50	325
Asia Cement Corp.	389	486

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Asia Pacific Telecom Co. Ltd.	242	114
Asustek Computer Inc.	124	1,229
AU Optronics Corp. (c)	1,761	623
Catcher Technology Co. Ltd.	137	991
Cathay Financial Holding Co. Ltd.	1,497	2,188
Chailease Holding Co. Ltd.	148	357
Chang Hwa Commercial Bank	1,016	603
Cheng Shin Rubber Industry Co. Ltd.	310	887
Cheng Uei Precision Industry Co. Ltd.	100	213
Chicony Electronics Co. Ltd.	82	213
China Airlines Ltd. (c)	499	165
China Development Financial Holding Corp.	2,465	707
China Life Insurance Co. Ltd.	379	348
China Motor Corp.	88	79
China Petrochemical Development Corp.	466	193
China Steel Corp.	2,362	1,991
Chunghwa Telecom Co. Ltd.	727	2,237
Clevo Co.	81	160
Compal Electronics Inc.	761	540
CTBC Financial Holding Co. Ltd.	2,584	1,619
CTCI Corp.	154	231
Delta Electronics Inc.	352	2,180
E. Sun Financial Holding Co. Ltd.	966	583
Eclat Textile Co. Ltd.	29	336
Epistar Corp.	162	390
Eva Airways Corp. (c)	322	162
Evergreen Marine Corp. Taiwan Ltd. (c)	363	213
Far Eastern Department Stores Co. Ltd.	164	145
Far Eastern New Century Corp.	607	646
Far EasTone Telecommunications Co. Ltd.	288	610
Farglory Land Development Co. Ltd.	78	133
Feng Hsin Iron & Steel Co.	113	190
First Financial Holding Co. Ltd.	1,432	852
Formosa Chemicals & Fibre Corp.	636	1,539
Formosa International Hotels Corp.	6	68
Formosa Petrochemical Corp.	219	558
Formosa Plastics Corp.	838	2,100
Formosa Taffeta Co. Ltd.	142	159
Foxconn Technology Co. Ltd.	169	400
Fubon Financial Holding Co. Ltd.	1,278	1,738
Giant Manufacturing Co. Ltd.	56	382
Hermes Microvision Inc.	8	321
Highwealth Construction Corp.	45	106
Hiwin Technologies Corp.	32	313
Hon Hai Precision Industry Co. Ltd.	2,197	6,239
Hotai Motor Co. Ltd.	46	556
HTC Corp.	138	695
Hua Nan Financial Holdings Co. Ltd.	1,022	580
Innolux Corp. (c)	1,370	471
Inventec Corp.	485	479
Kinsus Interconnect Technology Corp.	64	238
Largan Precision Co. Ltd.	19	903
LCY Chemical Corp.	88	103
Lite-On Technology Corp.	377	564
MediaTek Inc.	278	4,113
Mega Financial Holdings Co. Ltd.	1,784	1,385
Merida Industry Co. Ltd.	37	246
Nan Kang Rubber Tire Co. Ltd. (c)	120	147
Nan Ya Plastics Corp.	934	1,983
Novatek Microelectronics Corp.	114	524
Pegatron Corp.	325	485
Phison Electronics Corp.	34	219
Pou Chen Corp.	427	604
Powertech Technology Inc.	105	159
President Chain Store Corp.	113	797
Quanta Computer Inc.	487	1,313
Radiant Opto-Electronics Corp.	77	312
Realtek Semiconductor Corp.	95	287
Ruentex Development Co. Ltd.	108	197
Ruentex Industries Ltd.	88	211
ScinoPharm Taiwan Ltd.	44	117
Shin Kong Financial Holding Co. Ltd.	1,166	369
Siliconware Precision Industries Co.	545	724
Simplo Technology Co. Ltd.	58	275
SinoPac Financial Holdings Co. Ltd.	1,439	694
Standard Foods Corp.	50	137
Synnex Technology International Corp.	231	372
Taishin Financial Holding Co. Ltd.	1,195	542
Taiwan Business Bank (c)	581	172
Taiwan Cement Corp.	702	1,086
Taiwan Cooperative Financial Holding	1,000	536
Taiwan Fertilizer Co. Ltd.	135	283
Taiwan Glass Industrial Corp.	206	199
Taiwan Mobile Co. Ltd.	311	976
Taiwan Semiconductor Manufacturing Co. Ltd.	4,824	18,982
Teco Electric and Machinery Co. Ltd.	391	438
TPK Holding Co. Ltd.	42	250
Transcend Information Inc.	49	160
TSRC Corp.	152	228
U-Ming Marine Transport Corp.	88	149
Uni-President Enterprises Corp.	885	1,542
Unimicron Technology Corp.	325	262
United Microelectronics Corp.	2,274	965
Vanguard International Semiconductor Corp.	158	236
Walsin Lihwa Corp. (c)	601	192
Wan Hai Lines Ltd.	132	64
Wistron Corp.	493	406
WPG Holdings Co. Ltd.	251	303
Yang Ming Marine Transport Corp. (c)	200	84
Yuanta Financial Holding Co. Ltd.	1,563	790
Yulon Motor Co. Ltd.	164	271
Zhen Ding Technology Holding Ltd.	55	140
		88,060
THAILAND - 2.2%
Advanced Info Service PCL	64	448
Advanced Info Service PCL - NVDR	147	1,029
Airports of Thailand PCL - NVDR	84	501
Bangkok Bank PCL	32	177
Bangkok Bank PCL - NVDR	173	953
Bangkok Dusit Medical Services PCL - NVDR	64	264
Banpu PCL	78	67
Banpu PCL - NVDR	194	167
BEC World PCL	73	123
BEC World PCL - NVDR	95	160
BTS Group Holdings PCL - NVDR	1,160	301
Central Pattana PCL - NVDR	257	374
Charoen Pokphand Foods PCL	227	196
Charoen Pokphand Foods PCL - NVDR	280	242
CP ALL PCL	360	484
CP ALL PCL - NVDR	470	631
Glow Energy PCL	42	100
Glow Energy PCL - NVDR	66	154
Home Product Center PCL - NVDR	638	192
Indorama Ventures PCL	100	71
Indorama Ventures PCL - NVDR	147	104
IRPC PCL	813	86
IRPC PCL - NVDR	1,302	138
Kasikornbank PCL	44	252
Kasikornbank PCL - NVDR	323	1,779
Krung Thai Bank PCL - Class F	61	35
Krung Thai Bank PCL	244	141
Krung Thai Bank PCL - NVDR	373	216
Minor International PCL - NVDR	285	219
PTT Exploration & Production PCL	112	542
PTT Exploration & Production PCL - NVDR	159	769

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
PTT Global Chemical PCL	119	266
PTT Global Chemical PCL - NVDR	200	445
PTT PCL	67	620
PTT PCL - NVDR	107	987
Siam Cement PCL	8	100
Siam Cement PCL - NVDR	74	954
Siam Commercial Bank PCL	114	556
Siam Commercial Bank PCL - NVDR	248	1,207
Thai Oil PCL	78	128
Thai Oil PCL - NVDR	79	129
TMB Bank PCL - NVDR	2,362	180
True Corp PCL - NVDR (c)	844	180
		16,667
TURKEY - 1.5%
Akbank T.A.S.	362	1,151
Anadolu Efes Biracilik Ve Malt Sanayii A/S	38	427
Arcelik A/S	49	274
BIM Birlesik Magazalar A/S	40	905
Coca-Cola Icecek A/S	13	316
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	450	530
Enka Insaat ve Sanayi A/S	79	235
Eregli Demir ve Celik Fabrikalari TAS	327	422
Ford Otomotiv Sanayi A/S	11	116
Haci Omer Sabanci Holding A/S	179	695
KOC Holding A/S	122	512
Koza Altin Isletmeleri A/S	5	46
TAV Havalimanlari Holding A/S	26	209
Tofas Turk Otomobil Fabrikasi A/S	20	115
Tupras Turkiye Petrol Rafinerileri A/S	25	525
Turk Hava Yollari	110	339
Turk Telekomunikasyon A/S	81	226
Turkcell Iletisim Hizmetleri A/S (c)	155	866
Turkiye Garanti Bankasi A/S	446	1,524
Turkiye Halk Bankasi A/S	118	730
Turkiye Is Bankasi SA - Class C	315	699
Turkiye Sise ve Cam Fabrikalari A/S	55	60
Turkiye Vakiflar Bankasi Tao	160	302
Ulker Biskuvi Sanayi A/S	22	156
Yapi ve Kredi Bankasi A/S	156	296
		11,676
UKRAINE - 0.0%
Kernel Holding SA (c)	8	77

UNITED KINGDOM - 0.1%
British American Tobacco Plc	24	438

UNITED STATES OF AMERICA - 0.1%
Southern Copper Corp.	34	987
Total Common Stocks (cost $681,762)		687,893

PREFERRED STOCKS - 6.7%

BRAZIL - 4.5%
AES Tiete SA	25	195
Banco Bradesco SA	416	5,696
Banco do Estado do Rio Grande do Sul	37	210
Bradespar SA	42	366
Braskem SA	30	234
Centrais Eletricas Brasileiras SA	33	157
Cia Brasileira de Distribuicao Grupo Pao de Acucar	28	1,203
Cia Energetica de Minas Gerais	150	1,014
Cia Energetica de Sao Paulo	29	337
Cia Paranaense de Energia	21	269
Gerdau SA	159	1,015
Itau Unibanco Holding SA	494	7,365
Itausa - Investimentos Itau SA	565	2,300
Klabin SA	442	457
Lojas Americanas SA	80	592
Marcopolo SA	74	148
Metalurgica Gerdau SA	50	381
Oi SA	147	201
Petroleo Brasileiro SA	835	5,774
Suzano Papel e Celulose SA	54	198
Telefonica Brasil SA	61	1,279
Usinas Siderurgicas de Minas Gerais SA - Class A	68	306
Vale SA	379	4,722
		34,419
CHILE - 0.1%
Embotelladora Andina SA - Class B	43	155
Sociedad Quimica y Minera de Chile SA	18	566
		721
COLOMBIA - 0.3%
Banco Davivienda SA	18	231
Bancolombia SA	82	1,128
Grupo Argos SA	17	174
Grupo Aval Acciones y Valores	249	164
Grupo de Inversiones Suramericana SA	22	411
		2,108
MEXICO - 0.8%
Cemex SAB de CV	2,188	2,774
Grupo Televisa SAB	510	3,404
		6,178
RUSSIAN FEDERATION - 0.2%
AK Transneft OAO	—	637
Sberbank of Russia	179	344
Surgutneftegas OAO	1,299	943
		1,924
SOUTH KOREA - 0.8%
Hyundai Motor Co.	4	561
Hyundai Motor Co.	7	987
LG Chem Ltd.	2	216
Samsung Electronics Co. Ltd.	4	4,015
		5,779
Total Preferred Stocks (cost $55,906)		51,129

RIGHTS - 0.0%
CHILE - 0.0%
AES Gener SA (c) (f)	24	2

INDIA - 0.0%
Tata Power Co. Ltd. (c) (f)	29	12

TAIWAN - 0.0%
Taishin Financial Holding Co. Ltd. (c) (f)	58	3
Total Rights (cost $0)		17

SHORT TERM INVESTMENTS - 4.8%
Investment Companies - 2.3%
JNL Money Market Fund, 0.01% (a) (h)	17,307	17,307

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	17,416	17,416

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Treasury Securities - 0.2%
U.S. Treasury Bill, 0.04%, 06/26/14 (o)	$1,150	1,150
Total Short Term Investments (cost $35,873)		35,873
Total Investments - 102.0% (cost $773,541)		774,912
Other Assets and Liabilities, Net - (2.0%)		(14,921)
Total Net Assets - 100.0%		$759,991

JNL/Mellon Capital European 30 Fund

COMMON STOCKS - 99.4%
BELGIUM - 6.4%
Belgacom SA (e)	217	$6,811
Colruyt SA	115	6,361
		13,172
FRANCE - 8.9%
Alstom SA	180	4,918
SCOR SE	182	6,360
Total SA (e)	107	7,035
		18,313
GERMANY - 10.7%
Bayerische Motoren Werke AG	56	7,057
Deutsche Lufthansa AG (c)	304	7,980
Hannover Rueck SE	76	6,789
		21,826
ITALY - 10.0%
ENI SpA	268	6,728
Snam Rete Gas SpA	1,166	6,830
Terna Rete Elettrica Nazionale SpA	1,288	6,895
		20,453
NETHERLANDS - 9.7%
Koninklijke Ahold NV	331	6,639
Koninklijke KPN NV (c)	1,939	6,844
Wolters Kluwer NV	227	6,398
		19,881
PORTUGAL - 4.0%
Energias de Portugal SA	1,749	8,121

SWEDEN - 10.1%
Hexagon AB - Class B	206	7,007
Lundin Petroleum AB (c)	330	6,786
Nordea Bank AB (e)	486	6,897
		20,690
SWITZERLAND - 13.9%
Aryzta AG	83	7,366
Novartis AG	81	6,841
Swisscom AG	12	7,517
Zurich Financial Services AG	22	6,863
		28,587
UNITED KINGDOM - 25.7%
Admiral Group Plc	297	7,080
Aviva Plc	877	6,994
BAE Systems Plc	899	6,242
Centrica Plc	1,126	6,194
National Grid Plc	491	6,751
Reed Elsevier Plc	432	6,598
Scottish & Southern Energy Plc	287	7,041
Tesco Plc	1,175	5,795
		52,695
Total Common Stocks (cost $189,664)		203,738

SHORT TERM INVESTMENTS - 8.1%
Investment Companies - 3.2%
JNL Money Market Fund, 0.01% (a) (h)	6,621	6,621

Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	10,057	10,057
Total Short Term Investments (cost $16,678)		16,678
Total Investments - 107.5% (cost $206,342)		220,416
Other Assets and Liabilities, Net - (7.5%)		(15,306)
Total Net Assets - 100.0%		$205,110

JNL/Mellon Capital Pacific Rim 30 Fund

COMMON STOCKS - 98.5%
AUSTRALIA - 19.7%
AGL Energy Ltd.	389	$5,482
Caltex Australia Ltd.	298	6,093
Insurance Australia Group Ltd.	1,013	5,240
Metcash Ltd. (e)	1,876	4,559
Toll Holdings Ltd. (e)	1,021	4,937
Woodside Petroleum Ltd. (e)	154	5,586
		31,897
HONG KONG - 16.8%
Cheung Kong Holdings Ltd.	335	5,570
CLP Holdings Ltd.	672	5,071
First Pacific Co. Ltd.	4,802	4,786
NWS Holdings Ltd.	3,443	5,811
PCCW Ltd. (e)	11,786	5,911
		27,149
JAPAN - 46.4%
Air Water Inc.	377	5,203
Aozora Bank Ltd. (e)	1,822	5,188
Central Japan Railway Co.	44	5,151
Marubeni Corp.	722	4,847
Mitsubishi Corp.	269	4,994
Mitsui & Co. Ltd.	373	5,266
Nippon Steel Corp.	1,556	4,246
Osaka Gas Co. Ltd.	1,319	4,985
Resona Holdings Inc.	1,000	4,834
Sojitz Corp. (e)	2,898	4,940
Sumitomo Corp.	416	5,285
Tokyo Electric Power Co. Inc. (c)	1,052	4,234
Tokyo Gas Co. Ltd.	1,058	5,364
Toyo Suisan Kaisha Ltd.	172	5,747
West Japan Railway Co.	120	4,906
		75,190
SINGAPORE - 15.6%
Jardine Cycle & Carriage Ltd. (e)	184	6,641
Olam International Ltd.	4,409	7,807
Singapore Telecommunications Ltd.	1,867	5,427
Wilmar International Ltd.	1,967	5,420
		25,295
Total Common Stocks (cost $156,491)		159,531

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 0.6%
Vanguard MSCI Pacific ETF	18	1,049
Total Investment Companies (cost $1,019)		1,049

SHORT TERM INVESTMENTS - 3.7%
Investment Companies - 0.1%
JNL Money Market Fund, 0.01% (a) (h)	93	93

Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	5,893	5,893
Total Short Term Investments (cost $5,986)		5,986
Total Investments - 102.8% (cost $163,496)		166,566
Other Assets and Liabilities, Net - (2.8%)		(4,540)
Total Net Assets - 100.0%		$162,026

JNL/Mellon Capital S&P 500 Index Fund

COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 12.0%
Amazon.com Inc. (c)	71	$23,932
AutoNation Inc. (c)	12	657
AutoZone Inc. (c)	6	3,456
Bed Bath & Beyond Inc. (c)	41	2,800
Best Buy Co. Inc.	50	1,332
BorgWarner Inc.	43	2,660
Cablevision Systems Corp. - Class A (e)	40	681
Carmax Inc. (c)	42	1,969
Carnival Corp.	83	3,130
CBS Corp. - Class B	108	6,646
Chipotle Mexican Grill Inc. - Class A (c)	6	3,412
Coach Inc.	52	2,602
Comcast Corp. - Class A	500	24,998
D.R. Horton Inc. (e)	52	1,119
Darden Restaurants Inc.	24	1,204
Delphi Automotive Plc	54	3,669
DIRECTV (c)	94	7,191
Discovery Communications Inc. - Class A (c)	44	3,642
Dollar General Corp. (c)	56	3,109
Dollar Tree Inc. (c)	42	2,180
Expedia Inc.	20	1,485
Family Dollar Stores Inc.	17	1,007
Ford Motor Co.	758	11,828
Fossil Group Inc. (c)	10	1,126
GameStop Corp. - Class A (e)	22	897
Gannett Co. Inc.	42	1,161
Gap Inc.	50	2,010
Garmin Ltd. (e)	23	1,299
General Motors Co.	249	8,588
Genuine Parts Co.	29	2,518
Goodyear Tire & Rubber Co.	45	1,181
Graham Holdings Co	1	602
H&R Block Inc.	54	1,625
Harley-Davidson Inc.	42	2,786
Harman International Industries Inc.	13	1,338
Hasbro Inc.	21	1,176
Home Depot Inc.	270	21,381
International Game Technology	48	674
Interpublic Group of Cos. Inc.	78	1,333
Johnson Controls Inc.	132	6,245
Kohl’s Corp.	37	2,105
L Brands Inc.	47	2,696
Leggett & Platt Inc. (e)	26	863
Lennar Corp. - Class A (e)	35	1,377
Lowe’s Cos. Inc.	201	9,839
Macy’s Inc.	71	4,229
Marriott International Inc. - Class A	43	2,432
Mattel Inc.	64	2,585
McDonald’s Corp.	191	18,718
McGraw-Hill Financial. Inc.	51	3,893
Michael Kors Holdings Ltd. (c)	34	3,139
Mohawk Industries Inc. (c)	11	1,534
Netflix Inc. (c)	11	4,032
Newell Rubbermaid Inc.	56	1,686
News Corp. - Class A (c)	98	1,685
Nike Inc. - Class B	144	10,610
Nordstrom Inc.	27	1,691
O’Reilly Automotive Inc. (c)	21	3,057
Omnicom Group Inc.	50	3,621
PetSmart Inc. (e)	19	1,302
Priceline.com Inc. (c)	10	11,939
Pulte Homes Inc.	63	1,205
PVH Corp.	15	1,918
Ralph Lauren Corp. - Class A	11	1,839
Ross Stores Inc.	41	2,930
Scripps Networks Interactive Inc. - Class A	21	1,580
Staples Inc. (e)	124	1,411
Starbucks Corp.	145	10,632
Starwood Hotels & Resorts Worldwide Inc.	36	2,894
Target Corp.	122	7,371
Tiffany & Co.	21	1,812
Time Warner Cable Inc.	54	7,376
Time Warner Inc.	174	11,357
TJX Cos. Inc.	135	8,191
Tractor Supply Co. (e)	26	1,859
TripAdvisor Inc. (c)	21	1,902
Twenty-First Century Fox Inc. - Class A	377	12,052
Urban Outfitters Inc. (c)	20	743
VF Corp.	68	4,220
Viacom Inc. - Class B	78	6,646
Walt Disney Co.	313	25,097
Whirlpool Corp.	15	2,217
Wyndham Worldwide Corp.	25	1,811
Wynn Resorts Ltd.	16	3,480
Yum! Brands Inc.	86	6,473
		390,698
CONSUMER STAPLES - 9.6%
Altria Group Inc.	384	14,378
Archer-Daniels-Midland Co.	127	5,514
Avon Products Inc.	82	1,197
Beam Inc.	32	2,646
Brown-Forman Corp. - Class B	31	2,747
Campbell Soup Co. (e)	34	1,508
Clorox Co. (e)	25	2,171
Coca-Cola Co.	728	28,152
Coca-Cola Enterprises Inc.	48	2,301
Colgate-Palmolive Co.	169	10,961
ConAgra Foods Inc.	82	2,551
Constellation Brands Inc. - Class A (c)	31	2,656
Costco Wholesale Corp.	84	9,388
CVS Caremark Corp.	229	17,106
Dr. Pepper Snapple Group Inc.	37	2,023
Estee Lauder Cos. Inc. - Class A	48	3,227
General Mills Inc.	121	6,274
Hershey Co.	28	2,923
Hormel Foods Corp.	25	1,223
JM Smucker Co.	20	1,951
Kellogg Co.	50	3,135
Keurig Green Mountain Inc.	24	2,545
Kimberly-Clark Corp.	73	8,100

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Kraft Foods Group Inc.	115	6,447
Kroger Co.	98	4,269
Lorillard Inc.	70	3,800
McCormick & Co. Inc.	25	1,800
Mead Johnson Nutrition Co.	38	3,139
Molson Coors Brewing Co. - Class B	30	1,768
Mondelez International Inc. - Class A	327	11,315
Monster Beverage Corp. (c)	26	1,825
PepsiCo Inc.	294	24,558
Philip Morris International Inc.	307	25,151
Procter & Gamble Co.	521	41,989
Reynolds American Inc.	59	3,169
Safeway Inc.	49	1,793
Sysco Corp.	111	4,011
Tyson Foods Inc. - Class A	51	2,250
Wal-Mart Stores Inc.	310	23,721
Walgreen Co.	167	11,059
Whole Foods Market Inc.	70	3,565
		310,306
ENERGY - 10.0%
Anadarko Petroleum Corp.	97	8,214
Apache Corp.	76	6,321
Baker Hughes Inc.	84	5,435
Cabot Oil & Gas Corp. - Class A	82	2,771
Cameron International Corp. (c)	42	2,590
Chesapeake Energy Corp.	97	2,479
Chevron Corp.	369	43,820
ConocoPhillips	235	16,550
CONSOL Energy Inc.	45	1,799
Denbury Resources Inc.	68	1,120
Devon Energy Corp.	72	4,822
Diamond Offshore Drilling Inc. (e)	13	628
Ensco Plc - Class A	44	2,299
EOG Resources Inc.	53	10,303
EQT Corp.	28	2,727
Exxon Mobil Corp.	831	81,156
FMC Technologies Inc. (c)	44	2,318
Halliburton Co.	163	9,615
Helmerich & Payne Inc.	21	2,263
Hess Corp.	55	4,579
Kinder Morgan Inc.	127	4,129
Marathon Oil Corp.	134	4,756
Marathon Petroleum Corp.	58	5,085
Murphy Oil Corp.	34	2,133
Nabors Industries Ltd.	54	1,332
National Oilwell Varco Inc.	83	6,429
Newfield Exploration Co. (c)	25	794
Noble Corp plc (e)	48	1,563
Noble Energy Inc. (e)	69	4,934
Occidental Petroleum Corp.	155	14,746
Peabody Energy Corp.	50	814
Phillips 66	114	8,815
Pioneer Natural Resources Co.	28	5,150
QEP Resources Inc.	33	972
Range Resources Corp.	31	2,531
Rowan Cos. Plc - Class A (c)	23	775
Schlumberger Ltd.	253	24,627
Southwestern Energy Co. (c)	66	3,024
Spectra Energy Corp. (e)	126	4,667
Tesoro Corp.	25	1,260
Transocean Ltd. (e)	63	2,617
Valero Energy Corp.	102	5,429
Williams Cos. Inc.	132	5,354
		323,745
FINANCIALS - 16.0%
ACE Ltd.	66	6,500
AFLAC Inc.	90	5,666
Allstate Corp.	87	4,913
American Express Co.	177	15,921
American International Group Inc.	283	14,140
American Tower Corp.	76	6,231
Ameriprise Financial Inc.	37	4,118
Aon Plc - Class A	58	4,888
Apartment Investment & Management Co. - Class A	27	818
Assurant Inc.	15	963
AvalonBay Communities Inc.	24	3,104
Bank of America Corp.	2,044	35,160
Bank of New York Mellon Corp. (a)	221	7,807
BB&T Corp.	136	5,471
Berkshire Hathaway Inc. - Class B (c)	345	43,118
BlackRock Inc.	24	7,694
Boston Properties Inc.	30	3,399
Capital One Financial Corp.	110	8,524
CBRE Group Inc. - Class A (c)	55	1,517
Charles Schwab Corp.	224	6,122
Chubb Corp.	48	4,288
Cincinnati Financial Corp.	28	1,366
Citigroup Inc.	582	27,685
CME Group Inc.	61	4,511
Comerica Inc.	34	1,748
Discover Financial Services	91	5,285
E*TRADE Financial Corp. (c)	57	1,316
Equity Residential	63	3,667
Fifth Third Bancorp	171	3,923
Franklin Resources Inc.	77	4,156
General Growth Properties Inc.	104	2,291
Genworth Financial Inc. - Class A (c)	90	1,597
Goldman Sachs Group Inc.	81	13,268
Hartford Financial Services Group Inc.	85	2,999
HCP Inc.	86	3,332
Health Care REIT Inc. (e)	56	3,341
Host Hotels & Resorts Inc.	147	2,980
Hudson City Bancorp Inc.	92	902
Huntington Bancshares Inc.	153	1,530
IntercontinentalExchange Group Inc.	22	4,399
Invesco Ltd.	83	3,070
JPMorgan Chase & Co.	728	44,170
KeyCorp	172	2,454
Kimco Realty Corp.	78	1,705
Legg Mason Inc. (e)	19	938
Leucadia National Corp.	59	1,653
Lincoln National Corp.	49	2,468
Loews Corp.	57	2,526
M&T Bank Corp. (e)	25	2,976
Macerich Co.	27	1,667
Marsh & McLennan Cos. Inc.	106	5,228
MetLife Inc.	216	11,382
Moody’s Corp.	36	2,871
Morgan Stanley	267	8,318
NASDAQ OMX Group Inc.	22	819
Northern Trust Corp. (e)	43	2,789
People’s United Financial Inc.	61	912
Plum Creek Timber Co. Inc.	33	1,400
PNC Financial Services Group Inc.	102	8,913
Principal Financial Group Inc.	52	2,374
Progressive Corp.	103	2,505
ProLogis Inc.	94	3,842
Prudential Financial Inc.	88	7,432
Public Storage	27	4,596
Regions Financial Corp.	264	2,934
Simon Property Group Inc.	60	9,794
SLM Corp.	81	1,974
State Street Corp.	84	5,861

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
SunTrust Banks Inc.	104	4,124
T. Rowe Price Group Inc.	49	4,043
Torchmark Corp.	17	1,332
Travelers Cos. Inc.	70	5,919
U.S. Bancorp	351	15,033
Unum Group	48	1,701
Ventas Inc.	57	3,453
Vornado Realty Trust	33	3,233
Wells Fargo & Co.	919	45,696
Weyerhaeuser Co.	113	3,319
XL Group Plc	53	1,648
Zions Bancorp	34	1,049
		518,779
HEALTH CARE - 13.2%
Abbott Laboratories	297	11,446
AbbVie Inc.	305	15,701
Actavis plc (c)	34	6,908
Aetna Inc.	70	5,251
Agilent Technologies Inc.	64	3,581
Alexion Pharmaceuticals Inc. (c)	38	5,752
Allergan Inc.	57	7,107
AmerisourceBergen Corp. (e)	44	2,857
Amgen Inc.	145	17,854
Baxter International Inc.	105	7,693
Becton Dickinson & Co.	37	4,290
Biogen Idec Inc. (c)	45	13,876
Boston Scientific Corp. (c)	253	3,423
Bristol-Myers Squibb Co.	316	16,421
Cardinal Health Inc.	66	4,623
CareFusion Corp. (c)	40	1,595
Celgene Corp. (c)	79	11,048
Cerner Corp. (c)	57	3,224
CIGNA Corp.	53	4,427
Covidien Plc	87	6,410
CR Bard Inc.	15	2,206
DaVita HealthCare Partners Inc. (c)	33	2,290
Dentsply International Inc. (e)	26	1,204
Edwards Lifesciences Corp. (c) (e)	20	1,512
Eli Lilly & Co.	191	11,219
Express Scripts Holding Co. (c)	149	11,219
Forest Laboratories Inc. (c)	46	4,248
Gilead Sciences Inc. (c)	294	20,844
Hospira Inc. (c)	30	1,313
Humana Inc.	29	3,308
Intuitive Surgical Inc. (c)	7	3,276
Johnson & Johnson	544	53,396
Laboratory Corp. of America Holdings (c)	16	1,605
McKesson Corp.	44	7,811
Medtronic Inc.	192	11,813
Merck & Co. Inc.	565	32,075
Mylan Inc. (c)	74	3,625
Patterson Cos. Inc.	16	652
PerkinElmer Inc.	21	936
Perrigo Co. Plc	25	3,877
Pfizer Inc.	1,228	39,430
Quest Diagnostics Inc. (e)	28	1,607
Regeneron Pharmaceuticals Inc. (c)	15	4,560
St. Jude Medical Inc.	55	3,593
Stryker Corp.	56	4,535
Tenet Healthcare Corp. (c)	19	820
Thermo Fisher Scientific Inc.	76	9,117
UnitedHealth Group Inc.	192	15,734
Varian Medical Systems Inc. (c)	20	1,660
Vertex Pharmaceuticals Inc. (c)	44	3,108
Waters Corp. (c)	16	1,740
WellPoint Inc.	56	5,534
Zimmer Holdings Inc.	33	3,139
Zoetis Inc. - Class A	97	2,812
		429,305
INDUSTRIALS - 10.6%
3M Co.	123	16,651
ADT Corp. (e)	40	1,186
Allegion Plc	17	897
AMETEK Inc.	46	2,371
Avery Dennison Corp.	19	972
Boeing Co.	133	16,648
Caterpillar Inc.	122	12,155
CH Robinson Worldwide Inc. (e)	30	1,570
Cintas Corp.	19	1,143
CSX Corp.	196	5,669
Cummins Inc.	34	5,020
Danaher Corp.	115	8,655
Deere & Co.	74	6,695
Delta Air Lines Inc.	162	5,608
Dover Corp.	32	2,609
Dun & Bradstreet Corp.	7	729
Eaton Corp. Plc	91	6,873
Emerson Electric Co.	135	9,010
Equifax Inc.	24	1,628
Expeditors International of Washington Inc.	38	1,491
Fastenal Co. (e)	53	2,628
FedEx Corp.	53	7,078
Flowserve Corp.	26	2,040
Fluor Corp.	31	2,373
General Dynamics Corp.	64	7,018
General Electric Co.	1,938	50,183
Honeywell International Inc.	151	13,980
Illinois Tool Works Inc.	75	6,127
Ingersoll-Rand Plc	52	2,951
Iron Mountain Inc.	31	857
Jacobs Engineering Group Inc. (c)	26	1,649
Joy Global Inc. (e)	20	1,131
Kansas City Southern	21	2,105
L-3 Communications Holdings Inc.	16	1,937
Lockheed Martin Corp.	52	8,457
Masco Corp.	65	1,441
Nielsen Holdings NV	54	2,428
Norfolk Southern Corp.	58	5,678
Northrop Grumman Systems Corp.	42	5,172
PACCAR Inc.	67	4,505
Pall Corp.	21	1,903
Parker Hannifin Corp.	29	3,466
Pentair Ltd.	38	3,025
Pitney Bowes Inc.	39	1,022
Precision Castparts Corp.	28	7,073
Quanta Services Inc. (c)	39	1,442
Raytheon Co.	62	6,087
Republic Services Inc. - Class A	52	1,777
Robert Half International Inc.	26	1,078
Rockwell Automation Inc.	26	3,245
Rockwell Collins Inc.	26	2,107
Roper Industries Inc.	19	2,473
Ryder System Inc.	10	792
Snap-On Inc.	11	1,212
Southwest Airlines Co.	131	3,099
Stanley Black & Decker Inc.	30	2,452
Stericycle Inc. (c)	16	1,838
Textron Inc.	53	2,098
Tyco International Ltd.	90	3,821
Union Pacific Corp.	88	16,589
United Parcel Service Inc. - Class B	137	13,371
United Technologies Corp.	162	18,929
Waste Management Inc.	85	3,558
WW Grainger Inc.	12	2,947

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Xylem Inc. (e)	34	1,247
		343,969
INFORMATION TECHNOLOGY - 18.4%
Accenture Plc - Class A	122	9,706
Adobe Systems Inc. (c)	90	5,931
Akamai Technologies Inc. (c)	35	2,039
Alliance Data Systems Corp. (c)	10	2,778
Altera Corp.	60	2,171
Amphenol Corp. - Class A (e)	30	2,740
Analog Devices Inc.	60	3,213
Apple Inc.	171	92,039
Applied Materials Inc.	227	4,636
Autodesk Inc. (c)	44	2,167
Automatic Data Processing Inc.	91	7,044
Broadcom Corp. - Class A	104	3,267
CA Inc.	62	1,925
Cisco Systems Inc.	992	22,232
Citrix Systems Inc. (c)	35	2,007
Cognizant Technology Solutions Corp. - Class A (c)	117	5,910
Computer Sciences Corp.	27	1,652
Corning Inc.	275	5,730
eBay Inc. (c)	224	12,368
Electronic Arts Inc. (c)	61	1,765
EMC Corp.	393	10,764
F5 Networks Inc. (c)	14	1,526
Facebook Inc. - Class A (c)	328	19,755
Fidelity National Information Services Inc.	55	2,926
First Solar Inc. (c)	13	934
Fiserv Inc. (c)	50	2,816
FLIR Systems Inc.	26	946
Google Inc. - Class A (c)	54	60,447
Harris Corp.	20	1,459
Hewlett-Packard Co.	369	11,952
Intel Corp.	954	24,612
International Business Machines Corp.	189	36,296
Intuit Inc.	54	4,184
Jabil Circuit Inc.	34	615
Juniper Networks Inc. (c)	98	2,531
KLA-Tencor Corp.	31	2,154
Lam Research Corp. (c)	31	1,707
Linear Technology Corp.	44	2,140
LSI Corp.	102	1,131
MasterCard Inc. - Class A	199	14,843
Microchip Technology Inc. (e)	39	1,862
Micron Technology Inc. (c)	203	4,809
Microsoft Corp.	1,455	59,656
Motorola Solutions Inc. (e)	44	2,803
NetApp Inc.	66	2,444
Nvidia Corp.	113	2,032
Oracle Corp.	666	27,245
Paychex Inc.	61	2,580
QUALCOMM Inc.	324	25,555
Red Hat Inc. (c)	36	1,890
Salesforce.com Inc. (c)	107	6,108
SanDisk Corp.	43	3,470
Seagate Technology	63	3,558
Symantec Corp.	130	2,590
TE Connectivity Ltd.	78	4,700
Teradata Corp. (c)	31	1,511
Texas Instruments Inc.	208	9,801
Total System Services Inc.	30	906
VeriSign Inc. (c)	24	1,317
Visa Inc. - Class A	98	21,086
Western Digital Corp.	40	3,647
Western Union Co. (e)	105	1,710
Xerox Corp.	229	2,583
Xilinx Inc.	52	2,839
Yahoo! Inc. (c)	179	6,429
		598,189
MATERIALS - 3.4%
Air Products & Chemicals Inc.	41	4,864
Airgas Inc.	12	1,287
Alcoa Inc.	209	2,688
Allegheny Technologies Inc.	20	763
Ball Corp.	27	1,491
Bemis Co. Inc.	19	750
CF Industries Holdings Inc.	11	2,885
Cliffs Natural Resources Inc. (e)	29	592
Dow Chemical Co.	233	11,331
E.I. du Pont de Nemours & Co.	178	11,945
Eastman Chemical Co.	29	2,501
Ecolab Inc.	51	5,529
FMC Corp.	25	1,897
Freeport-McMoRan Copper & Gold Inc.	200	6,619
International Flavors & Fragrances Inc.	15	1,429
International Paper Co.	84	3,860
LyondellBasell Industries NV - Class A	84	7,485
MeadWestvaco Corp.	32	1,212
Monsanto Co.	101	11,499
Mosaic Co.	64	3,213
Newmont Mining Corp.	93	2,177
Nucor Corp.	62	3,126
Owens-Illinois Inc. (c)	30	1,027
PPG Industries Inc.	27	5,213
Praxair Inc.	57	7,427
Sealed Air Corp.	36	1,178
Sherwin-Williams Co.	16	3,243
Sigma-Aldrich Corp.	23	2,109
United States Steel Corp. (e)	27	750
Vulcan Materials Co.	24	1,582
		111,672
TELECOMMUNICATION SERVICES - 2.6%
AT&T Inc.	1,001	35,112
CenturyLink Inc.	113	3,718
Crown Castle International Corp.	65	4,764
Frontier Communications Corp. (e)	185	1,054
Verizon Communications Inc.	796	37,850
Windstream Holdings Inc. (e)	109	902
		83,400
UTILITIES - 3.1%
AES Corp.	124	1,766
AGL Resources Inc.	22	1,067
Ameren Corp.	48	1,963
American Electric Power Co. Inc.	92	4,655
CenterPoint Energy Inc.	81	1,907
CMS Energy Corp.	48	1,414
Consolidated Edison Inc.	57	3,053
Dominion Resources Inc.	112	7,936
DTE Energy Co.	35	2,563
Duke Energy Corp.	136	9,672
Edison International	61	3,443
Entergy Corp.	33	2,233
Exelon Corp.	162	5,427
FirstEnergy Corp.	78	2,654
Integrys Energy Group Inc.	15	876
NextEra Energy Inc.	83	7,934
NiSource Inc.	59	2,093
Northeast Utilities (e)	59	2,678
NRG Energy Inc.	61	1,953
Oneok Inc.	39	2,292
Pepco Holdings Inc.	46	943

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
PG&E Corp.	87	3,764
Pinnacle West Capital Corp.	20	1,100
PPL Corp.	119	3,950
Public Service Enterprise Group Inc.	98	3,744
SCANA Corp.	25	1,304
Sempra Energy	43	4,148
Southern Co.	170	7,467
TECO Energy Inc.	38	656
Wisconsin Energy Corp.	43	1,996
Xcel Energy Inc.	93	2,822
		99,473
Total Common Stocks (cost $2,336,104)		3,209,536

SHORT TERM INVESTMENTS - 2.0%
Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	29,589	29,589

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	33,160	33,160

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.04%, 06/26/14 (o)	$1,745	1,745
Total Short Term Investments (cost $64,494)		64,494
Total Investments - 100.9% (cost $2,400,598)		3,274,030
Other Assets and Liabilities, Net - (0.9%)		(30,020)
Total Net Assets - 100.0%		$3,244,010

JNL/Mellon Capital S&P 400 MidCap Index Fund

COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 13.2%
Aaron’s Inc.	78	$2,369
Abercrombie & Fitch Co. - Class A	83	3,197
Advance Auto Parts Inc.	79	10,024
AMC Networks Inc. - Class A (c)	63	4,635
American Eagle Outfitters Inc.	186	2,271
Ann Inc. (c)	50	2,081
Apollo Education Group Inc. - Class A (c)	109	3,729
Ascena Retail Group Inc. (c)	139	2,403
Bally Technologies Inc. (c)	42	2,806
Big Lots Inc. (c)	63	2,403
Bob Evans Farms Inc.	27	1,349
Brinker International Inc.	72	3,782
Brunswick Corp.	100	4,541
Cabela’s Inc. - Class A (c)	51	3,315
Carter’s Inc.	59	4,600
Cheesecake Factory Inc.	54	2,553
Chico’s FAS Inc.	175	2,810
Cinemark Holdings Inc.	112	3,250
CST Brands Inc.	82	2,566
Deckers Outdoor Corp. (c)	37	2,961
DeVry Education Group Inc.	62	2,643
Dick’s Sporting Goods Inc.	110	6,020
Domino’s Pizza Inc.	62	4,742
DreamWorks Animation SKG Inc. - Class A (c)	79	2,105
Foot Locker Inc.	159	7,491
Gentex Corp.	157	4,935
Guess? Inc.	67	1,851
HanesBrands Inc.	107	8,218
HSN Inc.	37	2,198
International Speedway Corp. - Class A	30	1,025
J.C. Penney Co. Inc. (c) (e)	330	2,849
Jarden Corp. (c)	134	8,021
John Wiley & Sons Inc. - Class A	50	2,864
Kate Spade & Co. (c)	132	4,893
KB Home	90	1,528
Lamar Advertising Co. - Class A (c)	70	3,561
Life Time Fitness Inc. (c) (e)	42	2,040
LKQ Corp. (c)	326	8,584
Matthews International Corp. - Class A	31	1,257
MDC Holdings Inc.	43	1,210
Meredith Corp.	39	1,794
New York Times Co. - Class A (e)	136	2,321
NVR Inc. (c)	4	5,132
Office Depot Inc. (c)	517	2,136
Panera Bread Co. - Class A (c)	29	5,053
Polaris Industries Inc.	71	9,983
Rent-A-Center Inc.	58	1,545
Scientific Games Corp. - Class A (c) (e)	57	779
Service Corp. International	231	4,589
Signet Jewelers Ltd.	87	9,227
Sotheby’s - Class A	74	3,227
Tempur Sealy International Inc. (c)	66	3,320
Thor Industries Inc.	49	2,963
Toll Brothers Inc. (c)	172	6,175
Tupperware Brands Corp.	55	4,587
Under Armour Inc. - Class A (c)	87	9,967
Wendy’s Co.	283	2,585
Williams-Sonoma Inc.	96	6,431
		227,494
CONSUMER STAPLES - 3.2%
Church & Dwight Co. Inc.	149	10,295
Dean Foods Co.	98	1,509
Energizer Holdings Inc.	68	6,811
Flowers Foods Inc.	188	4,041
Hain Celestial Group Inc. (c)	54	4,944
Hillshire Brands Co.	134	5,004
Ingredion Inc.	81	5,519
Lancaster Colony Corp.	20	2,025
Post Holdings Inc. (c)	41	2,259
SUPERVALU Inc. (c)	209	1,432
Tootsie Roll Industries Inc. (e)	23	691
United Natural Foods Inc. (c)	54	3,826
Universal Corp.	24	1,361
WhiteWave Foods Co. - Class A (c)	188	5,371
		55,088
ENERGY - 6.0%
Alpha Natural Resources Inc. (c) (e)	244	1,038
Atwood Oceanics Inc. (c)	63	3,150
Bill Barrett Corp. (c)	54	1,374
CARBO Ceramics Inc. (e)	22	3,010
Cimarex Energy Co.	94	11,238
Dresser-Rand Group Inc. (c)	83	4,843
Dril-Quip Inc. (c)	44	4,904
Energen Corp.	79	6,379
Gulfport Energy Corp. (c)	91	6,504
Helix Energy Solutions Group Inc. (c)	108	2,477
HollyFrontier Corp.	218	10,356
Murphy USA Inc. (c)	49	1,997
Oceaneering International Inc.	118	8,479
Oil States International Inc. (c)	58	5,721
Patterson-UTI Energy Inc.	160	5,054
Rosetta Resources Inc. (c)	65	3,048
SM Energy Co.	72	5,162
Superior Energy Services Inc.	174	5,357
Tidewater Inc.	53	2,567
Unit Corp. (c)	48	3,106
World Fuel Services Corp.	79	3,484

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
WPX Energy Inc. (c)	214	3,867
		103,115
FINANCIALS - 22.6%
Affiliated Managers Group Inc. (c)	57	11,483
Alexander & Baldwin Inc.	48	2,024
Alexandria Real Estate Equities Inc.	77	5,581
Alleghany Corp. (c)	18	7,494
American Campus Communities Inc.	114	4,270
American Financial Group Inc.	78	4,490
Arthur J Gallagher & Co.	145	6,908
Aspen Insurance Holdings Ltd.	71	2,814
Associated Bancorp	179	3,233
Astoria Financial Corp.	90	1,247
BancorpSouth Inc.	91	2,283
Bank of Hawaii Corp.	48	2,904
BioMed Realty Trust Inc.	208	4,266
BRE Properties Inc. - Class A	84	5,279
Brown & Brown Inc.	129	3,971
Camden Property Trust	92	6,216
Cathay General Bancorp	81	2,044
CBOE Holdings Inc.	95	5,399
City National Corp.	52	4,082
Commerce Bancshares Inc.	87	4,031
Corporate Office Properties Trust	94	2,501
Cullen/Frost Bankers Inc.	58	4,491
Duke Realty Corp.	352	5,934
East West Bancorp Inc.	156	5,686
Eaton Vance Corp.	132	5,024
Equity One Inc.	68	1,519
Essex Property Trust Inc.	41	7,040
Everest Re Group Ltd.	51	7,879
Extra Space Storage Inc.	119	5,778
Federal Realty Investment Trust	72	8,315
Federated Investors Inc. - Class B (e)	103	3,143
Fidelity National Financial Inc. - Class A	298	9,359
First American Financial Corp.	118	3,122
First Horizon National Corp.	260	3,211
First Niagara Financial Group Inc.	386	3,644
FirstMerit Corp.	181	3,762
Fulton Financial Corp.	208	2,620
Greenhill & Co. Inc. (e)	28	1,431
Hancock Holding Co.	90	3,287
Hanover Insurance Group Inc.	49	2,998
HCC Insurance Holdings Inc.	110	4,997
Highwoods Properties Inc.	97	3,730
Home Properties Inc.	61	3,673
Hospitality Properties Trust	161	4,628
International Bancshares Corp.	61	1,524
Janus Capital Group Inc.	167	1,817
Jones Lang LaSalle Inc.	48	5,708
Kemper Corp.	56	2,196
Kilroy Realty Corp.	88	5,157
Liberty Property Trust	159	5,870
Mack-Cali Realty Corp.	96	1,996
Mercury General Corp.	40	1,793
Mid-America Apartment Communities Inc.	81	5,528
MSCI Inc. - Class A (c)	127	5,457
National Retail Properties Inc. (e)	131	4,507
New York Community Bancorp Inc. (e)	481	7,726
Old Republic International Corp.	264	4,328
Omega Healthcare Investors Inc. (e)	133	4,446
Potlatch Corp.	44	1,713
Primerica Inc.	59	2,756
Prosperity Bancshares Inc.	62	4,085
Protective Life Corp.	86	4,497
Raymond James Financial Inc.	133	7,431
Rayonier Inc.	136	6,254
Realty Income Corp. (e)	238	9,742
Regency Centers Corp.	99	5,051
Reinsurance Group of America Inc.	77	6,170
RenaissanceRe Holdings Ltd.	45	4,422
SEI Investments Co.	156	5,257
Senior Housing Properties Trust	205	4,614
Signature Bank (c)	51	6,445
SL Green Realty Corp.	103	10,343
StanCorp Financial Group Inc.	49	3,250
SVB Financial Group (c)	50	6,408
Synovus Financial Corp.	1,063	3,604
Taubman Centers Inc.	69	4,898
TCF Financial Corp.	179	2,977
Trustmark Corp.	74	1,865
UDR Inc.	273	7,055
Valley National Bancorp (e)	218	2,273
Waddell & Reed Financial Inc. - Class A	94	6,885
Washington Federal Inc.	115	2,682
Webster Financial Corp.	99	3,061
Weingarten Realty Investors	122	3,666
Westamerica Bancorp (e)	29	1,562
WR Berkley Corp.	113	4,720
		389,530
HEALTH CARE - 9.3%
Align Technology Inc. (c)	77	3,970
Allscripts-Misys Healthcare Solutions Inc. (c)	174	3,134
Bio-Rad Laboratories Inc. - Class A (c)	21	2,734
Charles River Laboratories International Inc. (c)	52	3,120
Community Health Systems Inc. (c)	123	4,817
Cooper Cos. Inc.	52	7,144
Covance Inc. (c)	61	6,384
Cubist Pharmaceuticals Inc. (c)	80	5,888
Endo International Plc (c)	149	10,198
Health Net Inc. (c)	86	2,919
Henry Schein Inc. (c)	93	11,083
Hill-Rom Holdings Inc.	64	2,467
HMS Holdings Corp. (c)	95	1,811
Hologic Inc. (c)	298	6,400
Idexx Laboratories Inc. (c)	56	6,810
LifePoint Hospitals Inc. (c)	50	2,752
Mallinckrodt Plc (c)	64	4,043
Masimo Corp. (c)	58	1,584
MEDNAX Inc. (c)	109	6,778
Mettler-Toledo International Inc. (c)	32	7,529
Omnicare Inc.	109	6,478
Owens & Minor Inc.	69	2,428
ResMed Inc. (e)	155	6,910
Salix Pharmaceuticals Ltd. (c)	68	7,062
Sirona Dental Systems Inc. (c)	60	4,454
STERIS Corp.	64	3,058
Techne Corp.	37	3,124
Teleflex Inc.	45	4,807
Thoratec Corp. (c)	61	2,177
United Therapeutics Corp. (c)	51	4,793
Universal Health Services Inc. - Class B	97	7,972
VCA Antech Inc. (c)	97	3,121
WellCare Health Plans Inc. (c)	47	3,009
		160,958
INDUSTRIALS - 16.8%
Acuity Brands Inc.	47	6,205
AECOM Technology Corp. (c)	110	3,536
AGCO Corp.	95	5,231
Alaska Air Group Inc.	75	6,970
Alliant Techsystems Inc.	35	4,927
AO Smith Corp.	84	3,875
B/E Aerospace Inc. (c)	108	9,352

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Brink’s Co.	53	1,515
Carlisle Cos. Inc.	69	5,503
CLARCOR Inc.	54	3,116
Clean Harbors Inc. (c) (e)	60	3,275
Con-Way Inc.	61	2,523
Copart Inc. (c)	121	4,399
Corporate Executive Board Co.	36	2,648
Corrections Corp. of America	125	3,911
Crane Co.	53	3,754
Deluxe Corp.	56	2,919
Donaldson Co. Inc.	147	6,245
Esterline Technologies Corp. (c)	34	3,621
Exelis Inc.	206	3,921
Fortune Brands Home & Security Inc.	179	7,549
FTI Consulting Inc. (c)	44	1,455
GATX Corp.	51	3,480
General Cable Corp.	55	1,396
Genesee & Wyoming Inc. - Class A (c)	55	5,365
Graco Inc.	67	4,973
Granite Construction Inc.	40	1,585
Harsco Corp.	86	2,010
Herman Miller Inc.	65	2,075
HNI Corp. (e)	50	1,818
Hubbell Inc. - Class B	58	6,991
Huntington Ingalls Industries Inc.	53	5,417
IDEX Corp.	88	6,440
ITT Corp.	101	4,309
JB Hunt Transport Services Inc.	99	7,111
JetBlue Airways Corp. (c)	246	2,141
KBR Inc.	161	4,301
Kennametal Inc.	85	3,747
Kirby Corp. (c)	62	6,273
Landstar System Inc.	49	2,925
Lennox International Inc.	50	4,547
Lincoln Electric Holdings Inc.	88	6,344
Manpower Inc.	86	6,756
MSA Safety Inc.	34	1,949
MSC Industrial Direct Co. - Class A	52	4,519
Nordson Corp.	65	4,603
Old Dominion Freight Line Inc. (c)	76	4,292
Oshkosh Corp.	92	5,390
Regal-Beloit Corp.	49	3,578
Rollins Inc.	70	2,113
RR Donnelley & Sons Co.	215	3,846
SPX Corp.	49	4,863
Terex Corp.	121	5,362
Timken Co.	85	4,981
Towers Watson & Co. - Class A	70	8,001
Trinity Industries Inc.	84	6,072
Triumph Group Inc.	56	3,643
United Rentals Inc. (c)	102	9,647
URS Corp.	78	3,694
UTi Worldwide Inc.	100	1,060
Valmont Industries Inc. (e)	29	4,286
Wabtec Corp.	104	8,084
Waste Connections Inc.	135	5,908
Watsco Inc.	30	2,955
Werner Enterprises Inc.	48	1,218
Woodward Governor Co.	66	2,749
		289,267
INFORMATION TECHNOLOGY - 15.6%
3D Systems Corp. (c) (e)	104	6,160
ACI Worldwide Inc. (c)	41	2,443
Acxiom Corp. (c)	82	2,812
ADTRAN Inc.	65	1,589
Advanced Micro Devices Inc. (c) (e)	669	2,682
Advent Software Inc.	44	1,283
Ansys Inc. (c)	101	7,809
AOL Inc. (c)	84	3,697
Arrow Electronics Inc. (c)	110	6,503
Atmel Corp. (c)	466	3,897
Avnet Inc.	150	6,964
Broadridge Financial Solutions Inc.	130	4,821
Cadence Design Systems Inc. (c)	314	4,874
Ciena Corp. (c)	112	2,540
CommVault Systems Inc. (c)	48	3,144
Compuware Corp.	237	2,483
Concur Technologies Inc. (c)	51	5,059
Convergys Corp.	112	2,452
Conversant Inc. (c)	68	1,920
CoreLogic Inc. (c)	102	3,073
Cree Inc. (c)	132	7,464
Cypress Semiconductor Corp.	149	1,526
Diebold Inc.	69	2,768
DST Systems Inc.	32	3,017
Equinix Inc. (c)	54	9,985
FactSet Research Systems Inc. (e)	43	4,664
Fair Isaac Corp.	39	2,151
Fairchild Semiconductor International Inc. (c)	139	1,921
Fortinet Inc. (c)	149	3,273
Gartner Inc. - Class A (c)	100	6,957
Global Payments Inc.	80	5,655
Informatica Corp. (c)	118	4,455
Ingram Micro Inc. - Class A (c)	165	4,878
Integrated Device Technology Inc. (c)	154	1,879
InterDigital Inc.	44	1,446
International Rectifier Corp. (c)	77	2,102
Intersil Corp. - Class A	133	1,721
Itron Inc. (c)	43	1,532
Jack Henry & Associates Inc.	94	5,245
JDS Uniphase Corp. (c)	253	3,544
Knowles Corp. (c)	93	2,922
Leidos Holdings Inc.	78	2,752
Lexmark International Inc. - Class A	68	3,135
Mantech International Corp. - Class A	27	788
Mentor Graphics Corp.	104	2,295
MICROS Systems Inc. (c)	82	4,345
National Instruments Corp.	104	2,991
NCR Corp. (c)	179	6,543
NeuStar Inc. - Class A (c) (e)	67	2,166
Plantronics Inc.	47	2,081
Polycom Inc. (c)	154	2,118
PTC Inc. (c)	131	4,632
Rackspace Hosting Inc. (c)	126	4,141
RF Micro Devices Inc. (c)	310	2,440
Riverbed Technology Inc. (c)	179	3,523
Rovi Corp. (c)	107	2,444
Science Applications International Corp.	44	1,663
Semtech Corp. (c)	74	1,867
Silicon Laboratories Inc. (c)	42	2,218
Skyworks Solutions Inc. (c)	205	7,678
SolarWinds Inc. (c)	71	3,025
Solera Holdings Inc.	75	4,768
SunEdison Inc. (c)	264	4,980
Synopsys Inc. (c)	168	6,451
Tech Data Corp. (c)	40	2,450
Teradyne Inc. (c) (e)	208	4,144
TIBCO Software Inc. (c)	170	3,449
Trimble Navigation Ltd. (c)	282	10,961
VeriFone Systems Inc. (c)	118	4,003
Vishay Intertechnology Inc.	145	2,155
WEX Inc. (c)	42	4,026
Zebra Technologies Corp. - Class A (c)	55	3,797
		269,339

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MATERIALS - 7.1%
Albemarle Corp.	86	5,741
AptarGroup Inc.	72	4,782
Ashland Inc.	78	7,800
Cabot Corp.	66	3,874
Carpenter Technology Corp.	57	3,743
Commercial Metals Co.	128	2,413
Compass Minerals International Inc.	36	3,005
Cytec Industries Inc.	40	3,868
Domtar Corp.	36	3,998
Eagle Materials Inc.	54	4,759
Greif Inc. - Class A	34	1,766
Intrepid Potash Inc. (c) (e)	56	858
Louisiana-Pacific Corp. (c)	153	2,574
Martin Marietta Materials Inc.	50	6,435
Minerals Technologies Inc.	37	2,385
NewMarket Corp.	12	4,836
Olin Corp. (e)	85	2,350
Packaging Corp. of America	107	7,545
Reliance Steel & Aluminum Co.	83	5,891
Rock-Tenn Co. - Class A	78	8,272
Royal Gold Inc.	71	4,453
RPM International Inc.	145	6,052
Scotts Miracle-Gro Co. - Class A	47	2,898
Sensient Technologies Corp.	53	2,994
Silgan Holdings Inc.	49	2,445
Sonoco Products Co.	110	4,530
Steel Dynamics Inc.	241	4,286
Valspar Corp.	86	6,175
Worthington Industries Inc.	55	2,121
		122,849
TELECOMMUNICATION SERVICES - 0.5%
Telephone & Data Systems Inc.	107	2,801
tw telecom inc. (c)	153	4,784
		7,585
UTILITIES - 4.6%
Alliant Energy Corp.	121	6,883
Aqua America Inc.	192	4,807
Atmos Energy Corp.	108	5,068
Black Hills Corp.	48	2,795
Cleco Corp.	67	3,366
Great Plains Energy Inc.	168	4,539
Hawaiian Electric Industries Inc. (e)	108	2,733
IDACORP Inc.	55	3,045
MDU Resources Group Inc.	206	7,075
National Fuel Gas Co.	91	6,386
OGE Energy Corp.	216	7,930
ONE Gas Inc. (c)	56	2,012
PNM Resources Inc.	85	2,290
Questar Corp.	191	4,548
UGI Corp.	124	5,644
Vectren Corp.	90	3,542
Westar Energy Inc.	139	4,873
WGL Holdings Inc.	57	2,267
		79,803
Total Common Stocks (cost $1,276,436)		1,705,028

SHORT TERM INVESTMENTS - 5.3%
Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	18,237	18,237

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	73,154	73,154

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.04%, 06/26/14 (o)	$1,110	1,110
Total Short Term Investments (cost $92,501)		92,501
Total Investments - 104.2% (cost $1,368,937)		1,797,529
Other Assets and Liabilities, Net - (4.2%)		(72,952)
Total Net Assets - 100.0%		$1,724,577

JNL/Mellon Capital Small Cap Index Fund

COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 12.8%
1-800-Flowers.com Inc. - Class A (c)	26	$144
Aeropostale Inc. (c) (e)	82	412
AH Belo Corp. - Class A	22	255
America’s Car-Mart Inc. (c)	9	335
American Apparel Inc. (c) (e)	51	26
American Axle & Manufacturing Holdings Inc. (c)	76	1,399
American Public Education Inc. (c)	19	676
Ann Inc. (c)	53	2,192
Arctic Cat Inc.	16	748
Asbury Automotive Group Inc. (c)	35	1,933
Ascent Capital Group Inc. (c)	15	1,170
Barnes & Noble Inc. (c)	44	925
Bassett Furniture Industries Inc.	15	229
Beasley Broadcasting Group Inc. - Class A	3	25
Beazer Homes USA Inc. (c) (e)	26	523
Bebe Stores Inc.	41	250
Big 5 Sporting Goods Corp.	16	264
Biglari Holdings Inc. (c)	2	834
BJ’s Restaurants Inc. (c)	29	944
Black Diamond Inc. (c) (e)	26	316
Bloomin’ Brands Inc. (c)	62	1,499
Blue Nile Inc. (c)	13	448
Blyth Inc. (e)	8	91
Bob Evans Farms Inc.	29	1,470
Body Central Corp. (c) (e)	15	16
Bon-Ton Stores Inc. (e)	13	145
Boyd Gaming Corp. (c)	81	1,067
Bravo Brio Restaurant Group Inc. (c)	22	315
Bridgepoint Education Inc. (c)	22	325
Bright Horizons Family Solutions Inc. (c)	13	521
Brown Shoe Co. Inc.	49	1,298
Brunswick Corp.	102	4,636
Buckle Inc. (e)	31	1,440
Buffalo Wild Wings Inc. (c)	21	3,173
Burlington Stores Inc. (c)	16	473
Caesars Entertainment Corp. (c) (e)	45	849
Callaway Golf Co.	84	860
Capella Education Co.	12	764
Career Education Corp. (c)	68	507
Carmike Cinemas Inc. (c)	27	812
Carriage Services Inc.	16	291
Carrol’s Restaurant Group Inc. (c)	33	237
Cato Corp. - Class A	31	848
Cavco Industries Inc. (c)	8	615
Central European Media Entertainment Ltd. - Class A (c) (e)	84	248
Cheesecake Factory Inc.	59	2,830
Childrens Place Retail Stores Inc.	26	1,295
Christopher & Banks Corp. (c)	45	296
Churchill Downs Inc.	15	1,375
Chuy’s Holdings Inc. (c)	18	767

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Citi Trends Inc. (c)	19	303
ClubCorp Holdings Inc.	22	409
Columbia Sportswear Co.	15	1,209
Conn’s Inc. (c) (e)	25	953
Container Store Group Inc. (c) (e)	15	510
Cooper Tire & Rubber Co.	73	1,768
Core-Mark Holding Co. Inc.	13	919
Corinthian Colleges Inc. (c) (e)	76	104
Cracker Barrel Old Country Store Inc.	22	2,183
Crocs Inc. (c)	99	1,545
Crown Media Holdings Inc. - Class A (c)	31	118
CSS Industries Inc.	10	282
Culp Inc.	8	163
Cumulus Media Inc. - Class A (c)	100	688
Daily Journal Corp. (c) (e)	1	135
Dana Holding Corp.	163	3,799
Del Frisco’s Restaurant Group Inc. (c)	13	353
Denny’s Corp. (c)	109	702
Destination Maternity Corp.	14	384
Destination XL Group Inc. (c)	48	273
Dex Media Inc. (c) (e)	22	199
Diamond Resorts International Inc. (c)	18	310
DineEquity Inc.	18	1,412
Diversified Restaurant Holdings Inc. (c) (e)	9	47
Dorman Products Inc. (c)	28	1,676
Drew Industries Inc.	25	1,361
Education Management Corp. (c)	27	133
Einstein Noah Restaurant Group Inc.	7	114
Entercom Communications Corp. - Class A (c)	28	282
Entravision Communications Corp. - Class A	62	419
Ethan Allen Interiors Inc.	27	692
EveryWare Global Inc. (c) (e)	9	39
EW Scripps Co. - Class A (c)	34	607
Express Inc. (c)	93	1,476
Federal-Mogul Corp. (c)	22	416
Fiesta Restaurant Group Inc. (c)	26	1,185
Finish Line Inc. - Class A	54	1,461
Five Below Inc. (c)	37	1,569
Flexsteel Industries Inc.	5	193
Fox Factory Holding Corp. (c)	10	191
Francesca’s Holdings Corp. (c) (e)	50	906
Fred’s Inc. - Class A	40	724
FTD Cos. Inc. (c)	21	678
Fuel Systems Solutions Inc. (c)	14	153
G-III Apparel Group Ltd. (c)	19	1,353
Genesco Inc. (c)	27	2,004
Gentherm Inc. (c)	37	1,271
Global Sources Ltd. (c)	22	194
Gordman’s Stores Inc.	12	64
Grand Canyon Education Inc. (c)	52	2,419
Gray Television Inc. (c)	57	587
Group 1 Automotive Inc.	24	1,605
Harte-Hanks Inc.	48	428
Haverty Furniture Cos. Inc.	22	654
Helen of Troy Ltd. (c)	36	2,470
Hemisphere Media Group Inc. - Class A (c) (e)	8	95
hhgregg Inc. (c) (e)	12	113
Hibbett Sports Inc. (c) (e)	29	1,540
Hillenbrand Inc.	62	1,991
Hooker Furniture Corp.	12	190
Houghton Mifflin Harcourt Co. (c)	22	446
Hovnanian Enterprises Inc. - Class A (c) (e)	124	586
HSN Inc.	39	2,306
Iconix Brand Group Inc. (c)	58	2,264
Ignite Restaurant Group Inc. (c) (e)	9	127
International Speedway Corp. - Class A	31	1,042
Interval Leisure Group Inc.	43	1,132
iRobot Corp. (c) (e)	32	1,311
Isle of Capri Casinos Inc. (c)	30	232
ITT Educational Services Inc. (c) (e)	26	737
Jack in the Box Inc. (c)	46	2,733
Jakks Pacific Inc. (e)	21	153
Jamba Inc. (c)	23	274
Johnson Outdoors Inc. - Class A	4	114
Jos. A. Bank Clothiers Inc. (c) (e)	31	1,966
Journal Communications Inc. - Class A (c)	50	443
JTH Holding Inc. - Class A (c) (e)	4	112
K12 Inc. (c)	28	644
Kate Spade & Co. (c)	136	5,028
KB Home	94	1,591
Kirkland’s Inc. (c)	16	295
Krispy Kreme Doughnuts Inc. (c)	74	1,308
La-Z-Boy Inc.	57	1,554
Leapfrog Enterprises Inc. - Class A (c) (e)	66	498
LGI Homes Inc. (c)	9	162
Libbey Inc. (c)	22	568
Life Time Fitness Inc. (c) (e)	49	2,364
LifeLock Inc. (c)	74	1,264
Lifetime Brands Inc.	11	197
Lincoln Educational Services Corp.	28	106
Lithia Motors Inc. - Class A	25	1,659
Live Nation Inc. (c)	156	3,403
Luby’s Inc. (c)	22	136
Lumber Liquidators Holdings Inc. (c)	31	2,867
M/I Homes Inc. (c)	29	648
Marcus Corp.	19	319
Marine Products Corp.	6	42
MarineMax Inc. (c)	27	404
Marriott Vacations Worldwide Corp. (c)	33	1,829
Martha Stewart Living Omnimedia Inc. - Class A (c) (e)	27	122
Matthews International Corp. - Class A	31	1,269
Mattress Firm Holding Corp. (c) (e)	15	704
McClatchy Co. - Class A (c) (e)	74	476
MDC Holdings Inc.	43	1,211
MDC Partners Inc.	43	978
Media General Inc. - Class A (c) (e)	23	414
Men’s Wearhouse Inc.	53	2,592
Meredith Corp.	40	1,858
Meritage Homes Corp. (c)	42	1,779
Modine Manufacturing Co. (c)	52	757
Monarch Casino & Resort Inc. (c)	9	163
Monro Muffler Brake Inc. (e)	35	1,990
Morgans Hotel Group Co. (c)	30	243
Movado Group Inc.	19	888
Multimedia Games Inc. (c)	33	948
Nathan’s Famous Inc. (c)	3	171
National CineMedia Inc.	65	972
Nautilus Inc. (c)	38	369
New York & Co. Inc. (c)	25	110
New York Times Co. - Class A	147	2,521
Nexstar Broadcasting Group Inc. - Class A	32	1,205
Noodles & Co. - Class A (c) (e)	6	249
NutriSystem Inc.	32	482
Office Depot Inc. (c)	548	2,262
Orbitz Worldwide Inc. (c)	24	191
Orient-Express Hotels Ltd. - Class A (c)	105	1,511
Outerwall Inc. (c) (e)	28	2,057
Overstock.com Inc. (c) (e)	12	242
Oxford Industries Inc.	15	1,189
Pacific Sunwear of California Inc. (c)	41	121
Papa John’s International Inc.	37	1,913
Penske Auto Group Inc.	48	2,066
Pep Boys-Manny Moe & Jack (c)	58	741
Perry Ellis International Inc. (c)	15	200
PetMed Express Inc. (e)	20	268

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Pier 1 Imports Inc. (e)	108	2,047
Pinnacle Entertainment Inc. (c) (e)	66	1,555
Pool Corp.	53	3,247
Popeyes Louisiana Kitchen Inc. (c)	27	1,098
Potbelly Corp. (c) (e)	9	161
Quicksilver Inc. (c)	145	1,092
RadioShack Corp. (c) (e)	116	246
ReachLocal Inc. (c) (e)	9	85
Reading International Inc. - Class A (c)	15	109
Red Robin Gourmet Burgers Inc. (c)	16	1,114
Regis Corp.	52	712
Remy International Inc.	16	379
Rent-A-Center Inc.	58	1,547
Rentrak Corp. (c)	12	746
Restoration Hardware Holdings Inc. (c)	19	1,425
RetailMeNot Inc. (c)	10	308
RG Barry Corp.	10	188
Ruby Tuesday Inc. (c)	63	355
Ruth’s Hospitality Group Inc.	37	449
Ryland Group Inc.	53	2,106
Saga Communications Inc. - Class A	6	291
Salem Communications Corp. - Class A	16	162
Scholastic Corp. (e)	30	1,034
Scientific Games Corp. - Class A (c) (e)	53	722
Sears Hometown and Outlet Stores Inc. (c) (e)	10	238
Select Comfort Corp. (c)	65	1,173
SFX Entertainment Inc. (c) (e)	21	147
Shiloh Industries Inc. (c)	8	142
Shoe Carnival Inc.	17	388
Shutterfly Inc. (c)	43	1,855
Shutterstock Inc. (c)	8	591
Sinclair Broadcast Group Inc. - Class A (e)	78	2,124
Sizmek Inc. (c)	28	293
Skechers U.S.A. Inc. - Class A (c)	42	1,550
Skullcandy Inc. (c)	25	230
Smith & Wesson Holding Corp. (c) (e)	60	872
Sonic Automotive Inc. - Class A	44	994
Sonic Corp. (c)	62	1,404
Sotheby’s - Class A	76	3,302
Spartan Motors Inc.	33	168
Speedway Motorsports Inc.	11	211
Stage Stores Inc. (e)	36	876
Standard Motor Products Inc.	22	776
Standard-Pacific Corp. (c)	162	1,350
Stein Mart Inc.	31	437
Steiner Leisure Ltd. (c)	17	802
Steven Madden Ltd. (c)	69	2,469
Stoneridge Inc. (c)	29	326
Strayer Education Inc. (c)	12	562
Sturm Ruger & Co. Inc. (e)	21	1,265
Superior Industries International Inc.	26	534
Systemax Inc. (c)	13	198
Tenneco Inc. (c)	68	3,923
Texas Roadhouse Inc. - Class A	70	1,824
The Jones Group Inc.	88	1,313
Tile Shop Holdings Inc. (c) (e)	20	313
Tilly’s Inc. - Class A (c)	10	118
Tower International Inc. (c)	8	205
Town Sports International Holdings Inc.	27	226
Trans World Entertainment (c)	9	34
TRI Pointe Homes Inc. (c) (e)	17	280
Tuesday Morning Corp. (c)	51	717
Tumi Holdings Inc. (c)	54	1,227
UCP Inc - Class A (c)	8	123
Unifi Inc. (c)	17	388
Universal Electronics Inc. (c)	18	685
Universal Technical Institute Inc.	24	310
Vail Resorts Inc.	40	2,787
ValueVision Media Inc. (c)	49	236
Vera Bradley Inc. (c) (e)	24	641
Vince Holding Corp. (c)	12	317
Vitacost.com Inc. (c)	21	152
Vitamin Shoppe Inc. (c)	33	1,576
VOXX International Corp. - Class A (c)	21	294
WCI Communities Inc (c)	7	138
West Marine Inc. (c)	17	191
Wet Seal Inc. - Class A (c) (e)	101	133
Weyco Group Inc.	7	177
William Lyon Homes - Class A (c)	15	418
Winmark Corp.	3	204
Winnebago Industries Inc. (c)	31	848
Wolverine World Wide Inc.	112	3,187
World Wrestling Entertainment Inc. - Class A	33	941
Zagg Inc. (c)	31	144
Zale Corp. (c)	38	803
Zumiez Inc. (c)	23	561
		243,117
CONSUMER STAPLES - 3.7%
Alico Inc.	3	121
Alliance One International Inc. (c)	98	285
Andersons Inc.	31	1,862
Annie’s Inc. (c)	15	603
B&G Foods Inc.	61	1,827
Boston Beer Co. Inc. - Class A (c)	9	2,305
Boulder Brands Inc. (c)	68	1,191
Cal-Maine Foods Inc.	16	1,030
Calavo Growers Inc.	13	450
Casey’s General Stores Inc.	44	2,946
Central Garden & Pet Co. - Class A (c)	50	416
Chefs’ Warehouse Inc. (c)	17	371
Chiquita Brands International Inc. (c)	51	633
Coca-Cola Bottling Co.	5	448
Craft Brewers Alliance Inc. (c)	12	190
Darling International Inc. (c)	176	3,519
Diamond Foods Inc. (c) (e)	26	916
Elizabeth Arden Inc. (c)	30	888
Fairway Group Holdings Corp. - Class A (c) (e)	17	132
Farmer Bros. Co. (c)	7	144
Female Health Co. (e)	21	166
Fresh Del Monte Produce Inc.	43	1,181
Griffin Land & Nurseries Inc. - Class A	2	65
Hain Celestial Group Inc. (c)	43	3,899
Harbinger Group Inc. (c)	36	444
Ingles Markets Inc. - Class A	14	323
Inter Parfums Inc.	18	651
Inventure Foods Inc. (c)	18	247
J&J Snack Foods Corp.	16	1,569
John B. Sanfilippo & Son Inc.	8	188
Lancaster Colony Corp.	21	2,062
Lifevantage Corp. (c) (e)	133	175
Lifeway Foods Inc. (e)	5	78
Limoneira Co. (e)	13	304
Medifast Inc. (c)	16	454
National Beverage Corp. (c)	11	207
Natural Grocers by Vitamin Cottage Inc. (c)	10	440
Nature’s Sunshine Products Inc.	10	140
Nutraceutical International Corp. (c)	11	275
Oil-Dri Corp. of America	6	203
Omega Protein Corp. (c)	20	238
Orchids Paper Products Co.	6	184
Pantry Inc. (c)	28	433
Pilgrim’s Pride Corp. (c)	69	1,435
Post Holdings Inc. (c)	37	2,014
Prestige Brands Holdings Inc. (c)	57	1,561
PriceSmart Inc.	22	2,175

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Revlon Inc. - Class A (c)	14	365
Rite Aid Corp. (c)	825	5,173
Roundy’s Inc. (e)	29	202
Sanderson Farms Inc.	26	2,021
Seneca Foods Corp. - Class A (c)	8	259
Snyders-Lance Inc.	52	1,465
Spartan Stores Inc.	39	917
Spectrum Brands Holdings Inc.	24	1,922
Star Scientific Inc. (c) (e)	191	150
SUPERVALU Inc. (c)	228	1,562
Susser Holdings Corp. (c) (e)	20	1,272
Synutra International Inc. (c) (e)	22	150
Tootsie Roll Industries Inc. (e)	24	720
TreeHouse Foods Inc. (c)	41	2,967
United Natural Foods Inc. (c)	55	3,884
Universal Corp.	26	1,428
USANA Health Sciences Inc. (c) (e)	7	496
Vector Group Ltd. (e)	70	1,509
Village Super Market Inc. - Class A	7	195
WD-40 Co.	17	1,316
Weis Markets Inc.	13	649
		70,010
ENERGY - 5.5%
Abraxas Petroleum Corp. (c)	81	320
Adams Resources & Energy Inc.	3	161
Alon USA Energy Inc.	26	383
Alpha Natural Resources Inc. (c) (e)	248	1,054
Amyris Inc. (c) (e)	24	91
Apco Oil And Gas International Inc. (c)	11	165
Approach Resources Inc. (c) (e)	41	859
Arch Coal Inc. (e)	241	1,161
Athlon Energy Inc. (c)	22	763
Basic Energy Services Inc. (c)	34	922
Bill Barrett Corp. (c)	53	1,365
Bolt Technology Corp.	11	210
Bonanza Creek Energy Inc. (c)	33	1,471
BPZ Resources Inc. (c) (e)	134	427
Bristow Group Inc.	40	3,039
C&J Energy Services Inc. (c)	51	1,485
Cal Dive International Inc. (c) (e)	96	163
Callon Petroleum Co. (c)	50	417
CARBO Ceramics Inc.	22	3,047
Carrizo Oil & Gas Inc. (c)	51	2,712
Clayton Williams Energy Inc. (c)	7	747
Clean Energy Fuels Corp. (c) (e)	77	693
Cloud Peak Energy Inc. (c)	69	1,452
Comstock Resources Inc.	55	1,255
Contango Oil & Gas Co. (c)	16	762
Dawson Geophysical Co.	10	266
Delek US Holdings Inc.	42	1,216
Diamondback Energy Inc. (c)	24	1,643
Emerald Oil Inc. (c)	63	426
Endeavour International Corp. (c) (e)	47	152
Energy XXI Bermuda Ltd. (e)	81	1,915
EPL Oil & Gas Inc. (c)	34	1,311
Equal Energy Ltd.	38	176
Era Group Inc. (c)	24	704
Evolution Petroleum Corp.	20	251
EXCO Resources Inc. (e)	193	1,078
Exterran Holdings Inc.	64	2,820
Forest Oil Corp. (c)	125	238
Forum Energy Technologies Inc. (c)	43	1,336
Frontline Ltd. (c) (e)	51	200
FX Energy Inc. (c) (e)	67	223
GasLog Ltd.	32	757
Gastar Exploration Inc. (c)	69	375
Geospace Technologies Corp. (c)	14	935
Goodrich Petroleum Corp. (c) (e)	35	548
Green Plains Renewable Energy Inc.	28	849
Gulf Island Fabrication Inc.	16	354
Gulfmark Offshore Inc. - Class A	30	1,352
Halcon Resources Corp. (c) (e)	254	1,099
Hallador Energy Co.	6	55
Helix Energy Solutions Group Inc. (c)	121	2,772
Hercules Offshore Inc. (c)	188	864
Hornbeck Offshore Services Inc. (c)	41	1,723
ION Geophysical Corp. (c)	146	614
Isramco Inc. (c)	1	128
Jones Energy Inc. - Class A (c)	12	178
Key Energy Services Inc. (c)	167	1,542
KiOR Inc. - Class A (c) (e)	39	22
Knightsbridge Tankers Ltd.	37	503
Kodiak Oil & Gas Corp. (c)	295	3,583
L&L Energy Inc. (c) (e) (f)	26	44
Magnum Hunter Resources Corp. (c)	188	1,600
Matador Resources Co. (c)	66	1,606
Matrix Service Co. (c)	30	1,007
Midstates Petroleum Co. Inc. (c) (e)	39	211
Miller Energy Resources Inc. (c) (e)	33	196
Mitcham Industries Inc. (c)	16	219
Natural Gas Services Group Inc. (c)	14	422
Newpark Resources Inc. (c)	95	1,082
Nordic American Tankers Ltd. (e)	81	794
Northern Oil and Gas Inc. (c) (e)	70	1,024
Nuverra Environmental Solutions Inc. (c) (e)	16	318
Panhandle Oil and Gas Inc. - Class A	7	321
Parker Drilling Co. (c)	131	931
PDC Energy Inc. (c)	40	2,480
Penn Virginia Corp. (c)	62	1,083
PetroQuest Energy Inc. (c)	66	378
PHI Inc. (c)	14	623
Pioneer Energy Services Corp. (c)	73	947
Quicksilver Resources Inc. (c) (e)	144	380
Renewable Energy Group Inc. (c) (e)	24	286
Rentech Inc. (c)	235	446
Resolute Energy Corp. (c) (e)	74	534
Rex Energy Corp. (c)	51	961
Rex Stores Corp. (c)	6	335
RigNet Inc. (c)	13	699
Rosetta Resources Inc. (c)	68	3,164
Sanchez Energy Corp. (c) (e)	43	1,276
Scorpio Tankers Inc.	211	2,105
SEACOR Holdings Inc. (c)	23	1,993
SemGroup Corp. - Class A	47	3,075
Ship Finance International Ltd.	63	1,139
Solazyme Inc. (c) (e)	52	608
Stone Energy Corp. (c)	56	2,349
Swift Energy Co. (c) (e)	45	485
Synergy Resources Corp. (c)	56	598
Targa Resources Corp.	37	3,632
Teekay Tankers Ltd. - Class A	75	266
Tesco Corp. (c)	33	613
Tetra Technologies Inc. (c)	89	1,137
TGC Industries Inc. (c)	17	101
Triangle Petroleum Corp. (c) (e)	72	589
Ur-Energy Inc. (c) (e)	159	247
Uranium Energy Corp. (c) (e)	103	136
VAALCO Energy Inc. (c)	66	562
Vantage Drilling Co. (c) (e)	226	387
W&T Offshore Inc.	38	659
Warren Resources Inc. (c)	73	349
Western Refining Inc. (e)	60	2,331
Westmoreland Coal Co. (c)	12	368
Willbros Group Inc. (c)	45	567

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
ZaZa Energy Corp. (c) (e)	20	15
		105,010
FINANCIALS - 22.6%
1st Source Corp.	17	543
1st United Bancorp Inc.	31	236
Acadia Realty Trust	62	1,632
Access National Corp.	6	95
AG Mortgage Investment Trust Inc.	31	546
Agree Realty Corp.	18	549
Alexander & Baldwin Inc.	49	2,096
Alexander’s Inc.	2	831
Altisource Residential Corp. - Class B (e)	65	2,043
Ambac Financial Group Inc. (c)	51	1,576
American Assets Trust Inc.	37	1,243
American Capital Mortgage Investment Corp.	61	1,153
American Equity Investment Life Holding Co.	72	1,696
American National Bankshares Inc.	9	205
American Realty Capital Properties Inc.	530	7,434
American Residential Properties Inc. (c)	16	287
Ameris Bancorp (c)	27	622
Amerisafe Inc.	20	884
Ames National Corp. (e)	9	196
AmREIT Inc. - Class B	22	369
AmTrust Financial Services Inc. (e)	34	1,283
Anworth Mortgage Asset Corp.	159	787
Apollo Commercial Real Estate Finance Inc.	44	729
Apollo Investment Corp.	257	2,136
Apollo Residential Mortgage Inc.	33	541
Ares Commercial Real Estate Corp.	27	364
Argo Group International Holdings Ltd.	31	1,404
Arlington Asset Investment Corp. - Class A (e)	17	439
Armada Hoffler Properties Inc.	21	215
ARMOUR Residential REIT Inc.	419	1,728
Arrow Financial Corp.	11	290
Ashford Hospitality Prime Inc.	20	296
Ashford Hospitality Trust Inc.	68	764
Associated Estates Realty Corp.	65	1,105
Astoria Financial Corp.	97	1,337
AV Homes Inc. (c)	9	164
Aviv REIT Inc.	13	323
Baldwin & Lyons Inc. - Class B	10	276
Banc of California Inc.	20	245
BancFirst Corp.	8	441
Banco Latinoamericano de Comercio Exterior SA - Class E	32	854
Bancorp Inc. (c)	36	677
BancorpSouth Inc.	108	2,706
Bank Mutual Corp.	55	351
Bank of Kentucky Financial Corp.	8	291
Bank of Marin Bancorp	7	309
Bank of the Ozarks Inc.	35	2,415
BankFinancial Corp.	19	193
Banner Corp.	22	887
Bar Harbor Bankshares	5	187
BBCN Bancorp Inc.	87	1,483
BBX Capital Corp. - Class A (c)	6	123
Beneficial Mutual Bancorp Inc. (c)	33	430
Berkshire Hills Bancorp Inc.	27	711
BGC Partners Inc. - Class A	139	909
BlackRock Kelso Capital Corp.	81	743
Blue Capital Reinsurance Holdings Ltd. (c) (e)	7	114
BNC Bancorp (e)	21	366
BofI Holding Inc. (c)	14	1,174
Boston Private Financial Holdings Inc.	88	1,187
Bridge Bancorp Inc.	13	349
Bridge Capital Holdings (c)	12	288
Brookline Bancorp Inc.	78	734
Bryn Mawr Bank Corp.	15	440
C&F Financial Corp.	3	108
Calamos Asset Management Inc. - Class A	25	323
California First National Bancorp	1	14
Camden National Corp.	9	359
Campus Crest Communities Inc.	71	613
Capital Bank Financial Corp. - Class A (c)	27	682
Capital City Bank Group Inc.	17	222
Capital Southwest Corp.	14	485
Capitala Finance Corp. (e)	4	74
Capitol Federal Financial Inc.	170	2,138
Capstead Mortgage Corp.	105	1,326
Cardinal Financial Corp.	34	604
Cascade Bancorp (c) (e)	4	21
Cash America International Inc. (e)	33	1,279
Cathay General Bancorp	90	2,269
Cedar Shopping Centers Inc.	82	498
Center Bancorp Inc.	16	303
CenterState Banks of Florida Inc.	30	328
Central Pacific Financial Corp.	24	484
Century Bancorp Inc. - Class A	3	101
Chambers Street Properties (e)	271	2,103
Charter Financial Corp.	22	243
Chatham Lodging Trust	31	637
Chemical Financial Corp.	32	1,055
Chemung Financial Corp.	3	86
Chesapeake Lodging Trust	53	1,370
CIFC Corp.	8	62
Citizens & Northern Corp.	15	286
Citizens Inc. - Class A (c) (e)	49	365
City Holdings Co.	17	769
Clifton Savings Bancorp Inc.	8	93
CNB Financial Corp.	17	295
CNO Financial Group Inc.	251	4,551
CoBiz Financial Inc.	36	414
Cohen & Steers Inc. (e)	21	821
Colony Financial Inc.	86	1,880
Columbia Banking System Inc.	56	1,592
Community Bank System Inc.	44	1,705
Community Trust Bancorp Inc.	16	647
CommunityOne Bancorp (c)	8	90
ConnectOne Bancorp Inc. (c)	1	69
Consolidated-Tomoka Land Co.	6	239
Consumer Portfolio Services Inc. (c)	23	158
Coresite Realty Corp.	23	713
Cousins Properties Inc.	192	2,205
Cowen Group Inc. - Class A (c)	111	489
Crawford & Co. - Class B	26	287
Credit Acceptance Corp. (c) (e)	8	1,144
CU Bancorp (c)	9	162
CubeSmart	152	2,605
Customers Bancorp Inc. (c)	24	510
CVB Financial Corp.	103	1,636
CyrusOne Inc.	22	453
CYS Investments Inc.	180	1,487
DCT Industrial Trust Inc.	360	2,837
DFC Global Corp. (c)	42	372
Diamond Hill Investment Group Inc.	3	425
DiamondRock Hospitality Co.	223	2,615
Dime Community Bancshares Inc.	38	647
Donegal Group Inc. - Class A	7	105
Doral Financial Corp. (c)	8	72
DuPont Fabros Technology Inc.	70	1,684
Dynex Capital Inc.	57	511
Eagle Bancorp Inc. (c)	24	882
EastGroup Properties Inc.	35	2,176
Education Realty Trust Inc.	129	1,272
eHealth Inc. (c)	21	1,056

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Ellington Residential Mortgage REIT	6	96
EMC Insurance Group Inc.	5	163
Empire State Realty Trust Inc. - Class A	93	1,402
Employer Holdings Inc.	35	713
Enstar Group Ltd. (c)	11	1,462
Enterprise Bancorp Inc.	7	142
Enterprise Financial Services Corp.	23	458
EPR Properties (e)	59	3,134
Equity One Inc.	68	1,511
ESB Financial Corp.	15	190
ESSA BanCorp Inc.	9	94
Essent Group Ltd. (c) (e)	24	532
EverBank Financial Corp. (e)	88	1,739
Evercore Partners Inc. - Class A	35	1,951
Excel Trust Inc.	52	664
EZCorp Inc. - Class A (c)	61	654
Farmers Capital Bank Corp. (c)	9	207
FBL Financial Group Inc. - Class A	10	435
FBR & Co. (c)	10	263
Federal Agricultural Mortgage Corp. - Class C	12	389
FelCor Lodging Trust Inc.	137	1,237
Fidelity Southern Corp.	17	237
Fidus Investment Corp. (e)	16	318
Fifth Street Finance Corp.	149	1,414
Financial Engines Inc.	54	2,759
Financial Institutions Inc.	16	362
First American Financial Corp.	120	3,195
First Bancorp Inc.	11	173
First Bancorp Inc.	23	433
First Bancorp Inc. (c)	79	430
First Busey Corp.	82	476
First Cash Financial Services Inc. (c)	33	1,648
First Commonwealth Financial Corp.	114	1,035
First Community Bancshares Inc.	21	336
First Connecticut Bancorp Inc.	17	273
First Defiance Financial Corp.	12	321
First Federal Bancshares of Arkansas Inc. (c)	3	26
First Financial Bancorp	64	1,145
First Financial Bankshares Inc. (e)	36	2,227
First Financial Corp.	13	428
First Financial Holdings Inc.	27	1,687
First Financial Northwest Inc.	15	149
First Industrial Realty Trust Inc.	123	2,371
First Interstate BancSystem Inc. - Class A	20	555
First Marblehead Corp. (c) (e)	8	49
First Merchants Corp.	37	809
First Midwest Bancorp Inc.	85	1,443
First NBC Bank Holding Co. (c)	4	128
First of Long Island Corp.	9	366
First Potomac Realty Trust	65	840
First Security Group Inc. (c)	90	187
FirstMerit Corp.	184	3,831
Flagstar Bancorp Inc. (c)	22	486
Flushing Financial Corp.	34	712
FNB Corp.	178	2,384
Forestar Group Inc. (c)	41	732
Fortegra Financial Corp. (c)	4	27
Fox Chase Bancorp Inc.	11	193
Franklin Financial Corp. (c)	10	202
Franklin Street Properties Corp.	99	1,243
FXCM Inc. - Class A (e)	41	601
Gain Capital Holdings Inc.	12	129
GAMCO Investors Inc.	6	486
Garrison Capital Inc. (e)	5	75
German American Bancorp Inc.	14	416
Getty Realty Corp.	28	531
GFI Group Inc.	67	238
Glacier Bancorp Inc.	82	2,390
Gladstone Capital Corp. (e)	25	256
Gladstone Commercial Corp.	19	333
Gladstone Investment Corp.	26	219
Glimcher Realty Trust	162	1,630
Global Indemnity Plc (c)	10	260
Golub Capital BDC Inc. (e)	41	738
Government Properties Income Trust (e)	61	1,548
Gramercy Property Trust Inc. (e)	66	342
Great Southern Bancorp Inc.	10	307
Green Dot Corp. - Class A (c)	28	552
Greenhill & Co. Inc.	32	1,641
Greenlight Capital Re Ltd. - Class A (c)	32	1,047
GSV Capital Corp. (c) (e)	19	192
Guaranty Bancorp	13	192
Hallmark Financial Services Inc. (c)	12	102
Hampton Roads Bankshares Inc. (c)	30	47
Hancock Holding Co.	94	3,458
Hanmi Financial Corp.	35	821
Hannon Armstrong Sustainable Infrastructure Capital Inc. (e)	19	266
HCI Group Inc. (e)	10	381
Health Insurance Innovations Inc. - Class A (c) (e)	4	37
Healthcare Realty Trust Inc.	109	2,639
Heartland Financial USA Inc.	17	449
Hercules Technology Growth Capital Inc. (e)	70	980
Heritage Commerce Corp.	19	155
Heritage Financial Corp.	18	301
Heritage Oaks BanCorp (c)	20	165
Hersha Hospitality Trust	228	1,332
HFF Inc. - Class A	38	1,261
Highwoods Properties Inc.	100	3,834
Hilltop Holdings Inc. (c)	70	1,655
Hingham Institution for Savings	1	81
Home Bancorp Inc. (c)	5	115
Home Bancshares Inc.	52	1,787
Home Federal Bancorp Inc.	14	224
Home Loan Servicing Solutions Ltd. (e)	80	1,720
HomeStreet Inc.	15	290
HomeTrust Bancshares Inc. (c)	21	336
Horace Mann Educators Corp.	44	1,263
Horizon BanCorp	9	190
Horizon Technology Finance Corp. (e)	8	95
Hudson Pacific Properties Inc.	55	1,263
Hudson Valley Holding Corp.	19	359
IberiaBank Corp.	34	2,378
ICG Group Inc. (c)	45	911
Imperial Holdings Inc. (c)	15	87
Independence Holding Co.	6	75
Independent Bank Corp.	28	1,088
Independent Bank Group Inc.	5	278
Infinity Property & Casualty Corp.	13	861
Inland Real Estate Corp.	97	1,021
International Bancshares Corp.	58	1,466
Intervest Bancshares Corp. (c)	16	117
INTL FCStone Inc. (c)	16	304
Invesco Mortgage Capital Inc.	138	2,276
Investment Technology Group Inc. (c)	41	823
Investors Bancorp Inc.	55	1,523
Investors Real Estate Trust	115	1,029
Investors Title Co.	2	139
iStar Financial Inc. (c)	93	1,378
Janus Capital Group Inc.	167	1,814
JAVELIN Mortgage Investment Corp. (e)	17	234
JGWPT Holdings Inc. - Class A (c)	15	280
JMP Group Inc.	13	96
Kansas City Life Insurance Co.	5	226
KCAP Financial Inc. (e)	33	282

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
KCG Holdings Inc. - Class A (c)	78	928
Kearny Financial Corp. (c)	17	257
Kennedy-Wilson Holdings Inc.	75	1,678
Kite Realty Group Trust	139	836
Ladenburg Thalmann Financial Services Inc. (c)	129	390
Lakeland Bancorp Inc.	38	422
Lakeland Financial Corp.	19	783
LaSalle Hotel Properties	115	3,616
LCNB Corp.	5	92
Lexington Realty Trust (e)	205	2,239
LTC Properties Inc.	39	1,471
Macatawa Bank Corp.	21	105
Maiden Holdings Ltd.	55	681
Main Street Capital Corp. (e)	43	1,406
MainSource Financial Group Inc.	23	397
Manning & Napier Inc. - Class A	13	222
Marcus & Millichap Inc. (c)	7	129
MarketAxess Holdings Inc.	42	2,476
Marlin Business Services Inc.	10	200
MB Financial Inc.	63	1,944
MCG Capital Corp.	74	282
Meadowbrook Insurance Group Inc.	57	331
Medallion Financial Corp.	21	283
Medical Properties Trust Inc.	184	2,359
Medley Capital Corp. (e)	56	761
Mercantile Bank Corp.	10	216
Merchants Bancshares Inc.	6	182
Meridian Interstate BanCorp Inc. (c)	10	252
Meta Financial Group Inc.	7	332
Metro Bancorp Inc. (c)	14	302
MGIC Investment Corp. (c)	361	3,072
Middleburg Financial Corp.	4	76
Midsouth Bancorp Inc.	10	176
MidWestOne Financial Group Inc.	7	174
Monmouth Real Estate Investment Corp. - Class A	48	457
Montpelier Re Holdings Ltd.	48	1,432
MVC Capital Inc.	23	312
NASB Financial Inc. (e)	3	85
National Bank Holdings Corp. - Class A	49	984
National Bankshares Inc. (e)	8	283
National Health Investors Inc.	33	1,973
National Interstate Corp.	6	168
National Penn Bancshares Inc.	132	1,375
National Western Life Insurance Co. - Class A	3	641
Navigators Group Inc. (c)	11	697
NBT Bancorp Inc.	48	1,176
Nelnet Inc. - Class A	25	1,029
New Mountain Finance Corp.	57	824
New Residential Investment Corp	283	1,834
New York Mortgage Trust Inc. (e)	82	634
NewBridge Bancorp (c)	24	171
NewStar Financial Inc. (c)	27	379
NGP Capital Resources Co.	20	134
Nicholas Financial Inc.	13	198
Northfield Bancorp Inc.	64	828
Northrim BanCorp Inc.	8	207
NorthStar Realty Finance Corp.	351	5,668
Northwest Bancshares Inc.	105	1,537
OceanFirst Financial Corp.	14	250
OFG Bancorp	51	870
Old National Bancorp	111	1,651
OmniAmerican Bancorp Inc.	13	286
One Liberty Properties Inc.	12	251
OneBeacon Insurance Group Ltd. - Class A	24	374
Oppenheimer Holdings Inc. - Class A	9	265
Oritani Financial Corp.	54	846
Pacific Continental Corp.	19	256
Pacific Premier Bancorp Inc. (c)	20	317
PacWest Bancorp (e)	42	1,826
Palmetto Bancshares Inc (c)	4	55
Park National Corp. (e)	13	974
Park Sterling Corp.	45	300
Parkway Properties Inc.	69	1,251
Peapack Gladstone Financial Corp.	11	239
Pebblebrook Hotel Trust	69	2,317
PennantPark Floating Rate Capital Ltd. (e)	18	252
PennantPark Investment Corp. (e)	78	866
Penns Woods Bancorp Inc.	6	287
Pennsylvania REIT	76	1,381
PennyMac Financial Services Inc. - Class A (c) (e)	15	245
Pennymac Mortgage Investment Trust	79	1,886
Peoples Bancorp Inc.	11	270
PHH Corp. (c)	64	1,658
Phoenix Cos. Inc. (c)	7	367
Physicians Realty Trust	21	298
Pico Holdings Inc. (c)	27	705
Pinnacle Financial Partners Inc.	39	1,479
Piper Jaffray Cos. (c)	19	873
Platinum Underwriters Holdings Ltd.	33	1,969
Portfolio Recovery Associates Inc. (c)	56	3,266
Potlatch Corp.	45	1,754
Preferred Bank (c)	15	393
Primerica Inc.	65	3,052
PrivateBancorp Inc.	74	2,263
Prospect Capital Corp.	354	3,820
Prosperity Bancshares Inc.	68	4,514
Provident Financial Holdings Inc.	12	179
Provident Financial Services Inc.	65	1,202
PS Business Parks Inc.	22	1,863
Pzena Investment Management Inc. - Class A	17	200
QTS Realty Trust Inc. - Class A	15	369
Radian Group Inc.	192	2,892
RAIT Financial Trust	88	747
Ramco-Gershenson Properties Trust	77	1,259
RCS Capital Corp. - Class A (e)	4	137
RE/MAX Holdings Inc. - Class A	12	350
Redwood Trust Inc. (e)	92	1,867
Regional Management Corp. (c)	5	130
Renasant Corp.	35	1,006
Republic Bancorp Inc. - Class A	11	256
Resource America Inc. - Class A	19	166
Resource Capital Corp.	150	834
Retail Opportunity Investments Corp.	79	1,178
Rexford Industrial Realty Inc.	17	246
RLI Corp.	49	2,154
RLJ Lodging Trust	137	3,676
Rockville Financial Inc.	27	371
Rouse Properties Inc.	32	546
Ryman Hospitality Properties Inc. (e)	49	2,096
S&T Bancorp Inc.	33	779
Sabra Healthcare REIT Inc.	42	1,177
Safeguard Scientifics Inc. (c)	22	482
Safety Insurance Group Inc.	14	759
Sandy Spring Bancorp Inc.	29	715
Saul Centers Inc.	9	422
Seacoast Banking Corp of Florida (c)	23	254
Select Income REIT	24	726
Selective Insurance Group Inc.	61	1,415
Sierra Bancorp	14	229
Silver Bay Realty Trust Corp. (e)	18	275
Silvercrest Asset Management Group Inc. - Class A	6	106
Simmons First National Corp. - Class A	18	687

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Solar Capital Ltd.	51	1,108
Solar Senior Capital Ltd. (e)	12	199
Southside Bancshares Inc.	20	627
Southwest Bancorp Inc.	23	398
Sovran Self Storage Inc.	35	2,576
Springleaf Holdings Inc. (c) (e)	29	725
STAG Industrial Inc. (e)	47	1,143
State Auto Financial Corp.	17	366
State Bank Financial Corp.	36	630
Stellus Capital Investment Corp. (e)	15	217
Sterling Bancorp	92	1,161
Sterling Financial Corp.	37	1,245
Stewart Information Services Corp.	23	819
Stifel Financial Corp. (c)	71	3,515
Stonegate Mortgage Corp. (c) (e)	9	127
Strategic Hotels & Resorts Inc. (c)	203	2,067
Suffolk Bancorp (c)	12	266
Summit Hotel Properties Inc.	94	874
Sun Bancorp Inc. (c)	38	127
Sun Communities Inc.	41	1,856
Sunstone Hotel Investors Inc.	204	2,797
Susquehanna Bancshares Inc.	208	2,368
SWS Group Inc. (c)	37	273
SY Bancorp Inc.	16	499
Symetra Financial Corp.	91	1,811
Taylor Capital Group Inc. (c)	20	467
TCP Capital Corp.	41	676
Tejon Ranch Co. (c)	17	564
Terreno Realty Corp.	28	529
Territorial Bancorp Inc.	12	253
Texas Capital Bancshares Inc. (c)	46	3,012
Third Point Reinsurance Ltd. (c)	26	412
THL Credit Inc.	35	487
TICC Capital Corp.	55	534
Tompkins Financial Corp.	16	775
Tower Group International Ltd.	60	162
TowneBank (e)	30	462
Tree.com Inc. (c)	6	187
Triangle Capital Corp. (e)	33	842
Trico Bancshares	18	471
Tristate Capital Holdings Inc. (c)	6	82
TrustCo Bank Corp.	105	737
Trustmark Corp.	77	1,952
UMB Financial Corp.	41	2,630
UMH Properties Inc.	15	148
Umpqua Holdings Corp. (e)	128	2,383
Union First Market Bankshares Corp.	47	1,192
United Bankshares Inc.	74	2,274
United Community Banks Inc. (c)	47	915
United Community Financial Corp. (c)	51	201
United Financial Bancorp Inc.	20	364
United Fire Group Inc.	23	684
Universal Health Realty Income Trust	12	522
Universal Insurance Holdings Inc. (e)	32	406
Univest Corp. of Pennsylvania	21	437
Urstadt Biddle Properties Inc. - Class A	30	620
VantageSouth Bancshares Inc. (c) (e)	11	74
ViewPoint Financial Group Inc	44	1,270
Virtus Investment Partners Inc. (c)	7	1,279
Walker & Dunlop Inc. (c)	19	308
Walter Investment Management Corp. (c) (e)	43	1,276
Washington Banking Co.	18	322
Washington REIT	75	1,780
Washington Trust Bancorp Inc.	16	608
Waterstone Financial Inc. (c)	5	50
Webster Financial Corp.	100	3,118
WesBanco Inc.	29	911
West Bancorp Inc.	15	230
Westamerica Bancorp (e)	29	1,595
Western Alliance Bancorp (c)	85	2,087
Western Asset Mortgage Capital Corp. (e)	30	470
Westfield Financial Inc.	21	154
Westwood Holdings Group Inc.	8	495
WhiteHorse Finance Inc.	9	126
Whitestone REIT	24	354
Wilshire Bancorp Inc.	77	859
Winthrop Realty Trust	33	382
Wintrust Financial Corp.	49	2,389
WisdomTree Investments Inc. (c) (e)	110	1,441
World Acceptance Corp. (c) (e)	10	730
WSFS Financial Corp.	9	670
Yadkin Financial Corp (c)	16	341
ZAIS Financial Corp.	5	77
		430,953
HEALTH CARE - 13.1%
Abaxis Inc. (c) (e)	25	973
Abiomed Inc. (c) (e)	44	1,140
Acadia HealthCare Co. Inc. (c) (e)	40	1,786
ACADIA Pharmaceuticals Inc. (c) (e)	80	1,948
Accelerate Diagnostics Inc. (c) (e)	15	325
Acceleron Pharma Inc. (c) (e)	9	311
Accuray Inc. (c) (e)	87	839
AcelRx Pharmaceuticals Inc (c) (e)	29	353
Achillion Pharmaceuticals Inc. (c) (e)	106	348
Acorda Therapeutics Inc. (c)	46	1,730
Addus HomeCare Corp. (c)	5	111
Aegerion Pharmaceuticals Inc. (c)	33	1,526
Aerie Pharmaceuticals Inc. (c)	8	171
Affymetrix Inc. (c) (e)	80	567
Agios Pharmaceuticals Inc. (c) (e)	7	274
Air Methods Corp. (c)	43	2,319
Akorn Inc. (c)	64	1,403
Albany Molecular Research Inc. (c)	27	495
Align Technology Inc. (c)	83	4,288
Alimera Sciences Inc. (c) (e)	15	118
Alliance HealthCare Services Inc. (c)	4	147
Almost Family Inc. (c)	9	206
Alnylam Pharmaceuticals Inc. (c)	66	4,414
Alphatec Holdings Inc. (c)	84	127
AMAG Pharmaceuticals Inc. (c)	22	435
Amedisys Inc. (c)	33	488
Amicus Therapeutics Inc. (c) (e)	24	50
AMN Healthcare Services Inc. (c)	50	693
Ampio Pharmaceuticals Inc. (c) (e)	36	228
Amsurg Corp. (c)	35	1,647
Anacor Pharmaceuticals Inc. (c)	29	577
Analogic Corp.	13	1,102
AngioDynamics Inc. (c)	28	444
Anika Therapeutics Inc. (c)	14	563
Antares Pharma Inc. (c) (e)	124	433
Aratana Therapeutics Inc. (c)	7	126
Arena Pharmaceuticals Inc. (c) (e)	244	1,537
ArQule Inc. (c)	77	158
Array BioPharma Inc. (c)	147	689
ArthroCare Corp. (c)	32	1,527
athenahealth Inc. (c)	41	6,639
AtriCure Inc. (c)	29	547
Atrion Corp.	2	540
Auxilium Pharmaceuticals Inc. (c) (e)	56	1,510
AVANIR Pharmaceuticals - Class A (c)	159	582
AVEO Pharmaceuticals Inc. (c) (e)	43	65
BIND Therapeutics Inc. (c) (e)	8	101
Bio-Reference Labs Inc. (c) (e)	27	747
BioDelivery Sciences International Inc. (c)	46	392
Biolase Technology Inc. (c) (e)	28	68

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
BioScrip Inc. (c)	64	445
Biotime Inc. (c) (e)	33	108
Bluebird Bio Inc. (c)	7	159
Cambrex Corp. (c)	34	639
Cantel Medical Corp.	36	1,212
Capital Senior Living Corp. (c)	31	815
Cardiovascular Systems Inc. (c)	30	969
Cell Therapeutics Inc. (c) (e)	135	459
Celldex Therapeutics Inc. (c)	99	1,754
Cellular Dynamics International Inc. (c) (e)	4	59
Cempra Inc. (c) (e)	23	267
Centene Corp. (c)	60	3,763
Cepheid Inc. (c)	75	3,845
Cerus Corp. (c) (e)	85	409
Chelsea Therapeutics International Inc. (c) (e)	82	455
Chemed Corp. (e)	20	1,812
ChemoCentryx Inc. (c) (e)	33	218
Chimerix Inc. (c)	11	254
Chindex International Inc. (c)	14	259
Clovis Oncology Inc. (c)	21	1,428
Computer Programs & Systems Inc.	12	784
Conatus Pharmaceuticals Inc. (c) (e)	6	51
Conmed Corp.	31	1,357
Corcept Therapeutics Inc. (c) (e)	70	307
Coronado Biosciences Inc. (c) (e)	31	61
Corvel Corp. (c)	13	623
Cross Country Healthcare Inc. (c)	35	279
CryoLife Inc.	32	321
Curis Inc. (c) (e)	91	257
Cutera Inc. (c)	21	237
Cyberonics Inc. (c)	31	2,015
Cynosure Inc. - Class A (c)	21	628
Cytokinetics Inc (c)	33	309
Cytori Therapeutics Inc. (c) (e)	64	173
Dendreon Corp. (c) (e)	164	490
DepoMed Inc. (c)	66	960
Derma Sciences Inc. (c)	25	323
DexCom Inc. (c)	80	3,316
Durata Therapeutics Inc. (c) (e) (f)	17	227
Dyax Corp. (c)	133	1,194
Dynavax Technologies Inc. (c) (e)	280	504
Emergent BioSolutions Inc. (c)	30	760
Emeritus Corp. (c)	46	1,438
Enanta Pharmaceuticals Inc. (c) (e)	3	128
Endocyte Inc. (c) (e)	32	753
Endologix Inc. (c)	69	886
Ensign Group Inc.	22	964
Enzon Pharmaceuticals Inc.	34	35
Epizyme Inc. (c) (e)	7	157
Esperion Therapeutics Inc. (c) (e)	5	73
Exact Sciences Corp. (c) (e)	80	1,128
ExacTech Inc. (c)	9	209
ExamWorks Group Inc. (c)	33	1,170
Exelixis Inc. (c) (e)	225	795
Fibrocell Science Inc. (c) (e)	31	160
Five Prime Therapeutics Inc. (c)	6	115
Five Star Quality Care Inc. (c)	57	276
Fluidigm Corp. (c)	29	1,266
Foundation Medicine Inc. (c) (e)	7	232
Furiex Pharmaceuticals Inc. (c)	8	662
Galena Biopharma Inc. (c) (e)	118	294
GenMark Diagnostics Inc. (c) (e)	42	414
Genomic Health Inc. (c) (e)	18	483
Gentiva Health Services Inc. (c)	35	323
Geron Corp. (c) (e)	167	347
Globus Medical Inc. - Class A (c)	60	1,595
Greatbatch Inc. (c)	27	1,240
GTx Inc. (c) (e)	27	41
Haemonetics Corp. (c)	58	1,904
Halozyme Therapeutics Inc. (c) (e)	105	1,334
Hanger Orthopedic Group Inc. (c)	38	1,278
Harvard Apparatus Regenerative Technology Inc. (c)	6	55
Harvard Bioscience Inc. (c)	24	115
HealthSouth Corp.	97	3,486
HealthStream Inc. (c)	22	595
Healthways Inc. (c)	37	642
HeartWare International Inc. (c)	18	1,717
Hi-Tech Pharmacal Co. Inc. (c)	12	528
HMS Holdings Corp. (c)	100	1,913
Horizon Pharma Inc. (c) (e)	61	917
Hyperion Therapeutics Inc. (c)	10	265
ICU Medical Inc. (c)	15	881
Idenix Pharmaceuticals Inc. (c) (e)	131	792
Immunogen Inc. (c) (e)	95	1,418
Immunomedics Inc. (c) (e)	74	311
Impax Laboratories Inc. (c)	77	2,025
Infinity Pharmaceuticals Inc. (c)	57	674
Insmed Inc. (c)	38	722
Insulet Corp. (c)	61	2,882
Insys Therapeutics Inc. (c) (e)	9	371
Integra LifeSciences Holdings Corp. (c)	27	1,221
Intercept Pharmaceuticals Inc. (c)	8	2,683
InterMune Inc. (c)	102	3,399
Intrexon Corp. (c) (e)	12	310
Invacare Corp.	37	697
IPC The Hospitalist Co. Inc. (c) (e)	19	933
Ironwood Pharmaceuticals Inc. - Class A (c)	122	1,508
Isis Pharmaceuticals Inc. (c) (e)	127	5,480
KaloBios Pharmaceuticals Inc. (c)	7	19
Karyopharm Therapeutics Inc. (c) (e)	8	252
Keryx Biopharmaceuticals Inc. (c) (e)	103	1,752
Kindred Healthcare Inc.	60	1,399
KYTHERA Biopharmaceuticals Inc. (c) (e)	13	523
Landauer Inc.	10	448
Lannett Co. Inc. (c)	21	751
LDR Holding Corp. (c) (e)	6	206
Lexicon Pharmaceuticals Inc. (c) (e)	249	431
LHC Group Inc. (c)	14	304
Ligand Pharmaceuticals Inc. (c)	20	1,351
Luminex Corp. (c)	41	748
MacroGenics Inc. (c)	6	167
Magellan Health Services Inc. (c)	30	1,800
MannKind Corp. (c) (e)	169	680
Masimo Corp. (c)	55	1,491
MedAssets Inc. (c)	68	1,692
Medical Action Industries Inc. (c)	13	89
Medicines Co. (c)	72	2,056
Medidata Solutions Inc. (c)	59	3,209
MEI Pharma Inc. (c) (e)	18	196
Merge Healthcare Inc. (c)	63	153
Meridian Bioscience Inc.	47	1,021
Merit Medical Systems Inc. (c)	47	667
Merrimack Pharmaceuticals Inc. (c) (e)	111	561
MiMedx Group Inc (c) (e)	104	635
Molina Healthcare Inc. (c)	32	1,203
Momenta Pharmaceuticals Inc. (c)	52	608
MWI Veterinary Supply Inc. (c)	15	2,274
Nanosphere Inc. (c)	58	124
National Healthcare Corp.	12	670
National Research Corp. - Class A (c)	9	151
National Research Corp. - Class B (c) (e)	1	50
Natus Medical Inc. (c)	36	920
Navidea Biopharmaceuticals Inc. (c) (e)	124	230
Nektar Therapeutics (c)	143	1,735
Neogen Corp. (c)	40	1,809

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
NeoGenomics Inc. (c) (e)	29	100
Neurocrine Biosciences Inc. (c)	74	1,193
NewLink Genetics Corp. (c) (e)	19	552
Novavax Inc. (c) (e)	210	950
NPS Pharmaceuticals Inc. (c)	111	3,333
NuVasive Inc. (c)	51	1,946
NxStage Medical Inc. (c)	66	840
Omeros Corp. (c) (e)	31	373
Omnicell Inc. (c)	39	1,115
OncoGenex Pharmaceutical Inc. (c)	15	173
OncoMed Pharmaceuticals Inc. (c) (e)	5	162
Onconova Therapeutics Inc. (c) (e)	6	39
Ophthotech Corp. (c) (e)	12	418
Opko Health Inc. (c) (e)	216	2,013
OraSure Technologies Inc. (c)	58	466
Orexigen Therapeutics Inc. (c) (e)	116	754
Orthofix International NV (c)	22	656
Osiris Therapeutics Inc. (c) (e)	18	240
OvaScience Inc. (c)	8	70
Owens & Minor Inc.	72	2,530
Oxford Immunotec Global Plc (c) (e)	6	129
Pacific Biosciences of California Inc. (c)	52	281
Pacira Pharmaceuticals Inc. (c)	31	2,203
PAREXEL International Corp. (c)	64	3,488
PDL BioPharma Inc. (e)	153	1,276
Peregrine Pharmaceuticals Inc. (c) (e)	196	372
Pernix Therapeutics Holdings (c) (e)	21	112
PharMerica Corp. (c)	33	935
PhotoMedex Inc. (c) (e)	14	215
Portola Pharmaceuticals Inc. (c)	13	329
Pozen Inc. (c)	33	263
Progenics Pharmaceuticals Inc. (c)	88	359
Prothena Corp. Plc (c)	16	620
Providence Services Corp. (c)	12	341
PTC Therapeutics Inc. (c)	14	367
Puma Biotechnology Inc. (c)	25	2,566
Quality Systems Inc.	45	767
Questcor Pharmaceuticals Inc. (e)	58	3,742
Quidel Corp. (c) (e)	32	870
Raptor Pharmaceutical Corp. (c) (e)	68	676
Receptos Inc. (c)	9	375
Regulus Therapeutics Inc. (c)	11	97
Relypsa Inc. (c)	6	189
Repligen Corp. (c)	37	472
Repros Therapeutics Inc. (c)	24	424
Rigel Pharmaceuticals Inc. (c)	92	356
Rockwell Medical Technologies Inc. (c) (e)	44	558
RTI Surgical Inc. (c)	75	308
Sagent Pharmaceuticals Inc. (c)	21	496
Sangamo Biosciences Inc. (c) (e)	68	1,229
Sarepta Therapeutics Inc. (c) (e)	44	1,049
Sciclone Pharmaceuticals Inc. (c)	55	250
Select Medical Holdings Corp.	53	665
Sequenom Inc. (c) (e)	130	319
SIGA Technologies Inc. (c) (e)	35	109
Skilled Healthcare Group Inc. - Class A (c)	19	100
Spectranetics Corp. (c)	44	1,349
Spectrum Pharmaceuticals Inc. (c) (e)	66	516
Staar Surgical Co. (c)	44	821
Stemline Therapeutics Inc. (c) (e)	10	210
STERIS Corp.	66	3,130
Sucampo Pharmaceuticals Inc. - Class A (c)	15	107
Sunesis Pharmaceuticals Inc. (c) (e)	41	272
Supernus Pharmaceuticals Inc. (c) (e)	22	195
Surgical Care Affiliates Inc. (c)	12	361
SurModics Inc. (c)	17	373
Symmetry Medical Inc. (c)	43	430
Synageva BioPharma Corp. (c)	21	1,752
Synergy Pharmaceuticals Inc. (c) (e)	91	483
Synta Pharmaceuticals Corp. (c) (e)	60	258
Tandem Diabetes Care Inc. (c)	10	212
Targacept Inc. (c)	26	123
Team Health Holdings Inc. (c)	76	3,416
TearLab Corp. (c) (e)	33	221
TESARO Inc. (c)	18	521
Tetraphase Pharmaceuticals Inc (c)	17	187
TG Therapeutics Inc. (c) (e)	22	151
TherapeuticsMD Inc. (c) (e)	102	644
Thoratec Corp. (c)	65	2,344
Threshold Pharmaceuticals Inc. (c) (e)	63	300
Tornier BV (c)	29	605
Triple-S Management Corp. - Class B (c)	25	397
Unilife Corp. (c) (e)	112	454
Universal American Corp.	44	312
US Physical Therapy Inc.	14	472
USMD Holdings Inc. (c) (e)	1	12
Utah Medical Products Inc.	4	242
Vanda Pharmaceuticals Inc. (c) (e)	37	607
Vascular Solutions Inc. (c)	20	527
Veracyte Inc. (c)	7	120
Verastem Inc. (c) (e)	23	253
Vical Inc. (c) (e)	70	90
Vivus Inc. (c) (e)	114	680
Vocera Communications Inc. (c)	22	357
Volcano Corp. (c)	63	1,242
WellCare Health Plans Inc. (c)	48	3,069
West Pharmaceutical Services Inc.	77	3,384
Wright Medical Group Inc. (c)	44	1,377
XenoPort Inc. (c)	68	353
XOMA Corp. (c)	89	462
Zeltiq Aesthetics Inc. (c) (e)	21	405
ZIOPHARM Oncology Inc. (c) (e)	95	434
Zogenix Inc. (c) (e)	115	328
		250,315
INDUSTRIALS - 14.9%
AAON Inc.	31	865
AAR Corp.	44	1,130
ABM Industries Inc.	61	1,761
Acacia Research Corp. (e)	58	883
ACCO Brands Corp. (c)	134	828
Accuride Corp. (c)	49	218
Aceto Corp.	31	617
Acorn Energy Inc. (c) (e)	30	102
Actuant Corp. - Class A	83	2,846
Acuity Brands Inc.	48	6,407
Advisory Board Co. (c)	40	2,597
Aegion Corp. (c)	44	1,125
AeroVironment Inc. (c)	21	836
Air Transport Services Group Inc. (c)	57	447
Aircastle Ltd.	75	1,452
Alamo Group Inc.	8	423
Albany International Corp. - Class A	32	1,123
Allegiant Travel Co.	17	1,880
Altra Holdings Inc.	30	1,063
Ameresco Inc. - Class A (c)	19	142
American Railcar Industries Inc. (e)	10	728
American Science & Engineering Inc.	9	612
American Superconductor Corp. (c) (e)	49	79
American Woodmark Corp. (c)	11	376
Ampco-Pittsburgh Corp.	9	166
API Technologies Corp. (c)	26	76
Apogee Enterprises Inc.	32	1,079
Applied Industrial Technologies Inc.	48	2,320
ARC Document Solutions Inc. (c)	36	271
Argan Inc.	16	487

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Arkansas Best Corp.	28	1,040
Astec Industries Inc.	23	991
Astronics Corp. (c)	17	1,083
Atlas Air Worldwide Holdings Inc. (c)	29	1,031
AZZ Inc.	28	1,248
Barnes Group Inc.	61	2,360
Barracuda Networks Inc. (c) (e)	4	148
Barrett Business Services Inc.	7	436
Beacon Roofing Supply Inc. (c)	54	2,102
Belden Inc.	49	3,407
Benefitfocus Inc. (c) (e)	5	250
Blount International Inc. (c)	52	624
BlueLinx Holdings Inc. (c)	26	34
Brady Corp. - Class A	52	1,408
Briggs & Stratton Corp.	54	1,212
Brink’s Co.	54	1,533
Builders FirstSource Inc. (c)	51	464
CAI International Inc. (c)	19	476
Capstone Turbine Corp. (c) (e)	345	736
Casella Waste Systems Inc. - Class A (c)	47	242
CBIZ Inc. (c)	44	399
CDI Corp.	13	229
Ceco Environmental Corp.	21	355
Celadon Group Inc.	23	545
Cenveo Inc. (c) (e)	69	209
Chart Industries Inc. (c)	34	2,685
Chase Corp.	6	204
Chegg Inc (c) (e)	16	110
CIRCOR International Inc.	19	1,409
CLARCOR Inc.	55	3,169
Columbus Mckinnon Corp. (c)	20	543
Comfort Systems USA Inc.	41	621
Commercial Vehicle Group Inc. (c)	33	299
Control4 Corp. (c) (e)	5	100
Corporate Executive Board Co.	37	2,778
Courier Corp.	14	212
Covisint Corp. (c) (e)	8	56
CRA International Inc. (c)	12	255
Cubic Corp.	22	1,146
Curtiss-Wright Corp.	52	3,307
Cvent Inc. (c)	7	239
Deluxe Corp.	58	3,034
DigitalGlobe Inc. (c)	83	2,402
Douglas Dynamics Inc.	23	394
Ducommun Inc. (c)	12	303
DXP Enterprises Inc. (c)	10	991
Dycom Industries Inc. (c)	37	1,184
Dynamic Materials Corp.	14	258
Echo Global Logistics Inc. (c)	20	367
EMCOR Group Inc.	75	3,492
Encore Capital Group Inc. (c) (e)	27	1,252
Encore Wire Corp.	23	1,101
Endurance International Group Holdings Inc. (c) (e)	23	296
Energy Recovery Inc. (c) (e)	46	247
EnerNOC Inc. (c)	30	658
EnerSys Inc.	53	3,703
Engility Holdings Inc. (c)	19	847
Ennis Inc.	29	487
Enphase Energy Inc. (c) (e)	14	104
EnPro Industries Inc. (c)	23	1,661
Erickson Air-Crane Inc. (c) (e)	3	64
ESCO Technologies Inc.	29	1,023
Esterline Technologies Corp. (c)	35	3,701
ExOne Co. (c) (e)	7	240
Exponent Inc.	15	1,119
Federal Signal Corp. (c)	71	1,057
Forward Air Corp.	33	1,524
Franklin Covey Co. (c)	8	164
Franklin Electric Co. Inc.	54	2,302
FreightCar America Inc.	14	326
FTI Consulting Inc. (c)	45	1,505
FuelCell Energy Inc. (c) (e)	217	538
Furmanite Corp. (c)	39	383
G&K Services Inc. - Class A	21	1,310
GenCorp Inc. (c) (e)	68	1,249
Generac Holdings Inc.	59	3,450
General Cable Corp.	56	1,429
Geo Group Inc.	80	2,572
Gibraltar Industries Inc. (c)	37	692
Gigamon Inc. (c)	8	242
Global Brass & Copper Holdings Inc.	7	112
Global Power Equipment Group Inc.	19	384
Gogo Inc. (c) (e)	11	232
Gorman-Rupp Co.	21	656
GP Strategies Corp. (c)	16	449
GrafTech International Ltd. (c) (e)	131	1,435
Graham Corp.	11	360
Granite Construction Inc.	42	1,697
Great Lakes Dredge & Dock Corp. (c)	71	650
Greenbrier Cos. Inc. (c)	27	1,221
Griffon Corp.	47	560
H&E Equipment Services Inc. (c)	34	1,361
Hardinge Inc.	14	196
Hawaiian Holdings Inc. (c) (e)	59	817
Healthcare Services Group Inc.	78	2,273
Heartland Express Inc.	50	1,142
HEICO Corp.	75	4,516
Heidrick & Struggles International Inc.	18	367
Heritage-Crystal Clean Inc. (c) (e)	11	194
Herman Miller Inc.	66	2,108
HNI Corp. (e)	52	1,908
Houston Wire & Cable Co.	17	229
HUB Group Inc. - Class A (c)	41	1,658
Hurco Cos. Inc.	7	195
Huron Consulting Group Inc. (c)	25	1,613
Hyster-Yale Materials Handling Inc. - Class A	12	1,163
ICF International Inc. (c)	22	859
II-VI Inc. (c)	58	895
InnerWorkings Inc. (c)	49	372
Innovative Solutions & Support Inc. (c)	11	83
Insperity Inc.	27	825
Insteel Industries Inc.	21	403
Interface Inc.	65	1,335
International Shipholding Corp.	7	214
Intersections Inc.	9	55
JetBlue Airways Corp. (c)	259	2,254
John Bean Technologies Corp.	32	987
Kadant Inc.	13	462
Kaman Corp. - Class A	31	1,242
Kelly Services Inc. - Class A	30	701
Keyw Holding Corp. (c) (e)	36	670
Kforce Inc.	30	633
Kimball International Inc. - Class B	37	666
Knight Transportation Inc.	68	1,567
Knoll Inc.	55	997
Korn/Ferry International (c)	53	1,588
Kratos Defense & Security Solutions Inc. (c)	49	373
Layne Christensen Co. (c) (e)	22	406
LB Foster Co.	11	494
Lindsay Corp. (e)	15	1,280
LMI Aerospace Inc. (c) (e)	14	192
LSI Industries Inc.	20	166
Lydall Inc. (c)	20	466
Manitex International Inc. (c)	17	272
Marten Transport Ltd.	26	568

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MasTec Inc. (c)	66	2,879
Matson Inc.	47	1,155
McGrath RentCorp	28	970
Meritor Inc. (c)	110	1,351
Middleby Corp. (c)	21	5,608
Miller Industries Inc.	11	223
Mistras Group Inc. (c)	18	411
Mobile Mini Inc.	43	1,864
Moog Inc. - Class A (c)	50	3,300
MSA Safety Inc.	32	1,809
Mueller Industries Inc.	63	1,887
Mueller Water Products Inc. - Class A	173	1,640
Multi-Color Corp.	14	481
MYR Group Inc. (c)	22	552
NACCO Industries Inc. - Class A	5	261
National Presto Industries Inc. (e)	5	425
Navigant Consulting Inc. (c)	57	1,066
NCI Building Systems Inc. (c)	24	414
NL Industries Inc.	7	73
NN Inc.	21	407
Norcraft Cos. Inc. (c)	8	130
Nortek Inc. (c)	10	811
Northwest Pipe Co. (c)	12	436
Odyssey Marine Exploration Inc. (c) (e)	115	263
Omega Flex Inc.	1	21
On Assignment Inc. (c)	51	1,980
Orbital Sciences Corp. (c)	69	1,918
Orion Marine Group Inc. (c)	28	348
Pacer International Inc. (c)	43	387
Park-Ohio Holdings Corp. (c)	10	569
Patrick Industries Inc. (c)	8	348
Patriot Transportation Holding Inc. (c)	6	230
Pendrell Corp. (c)	184	336
Performant Financial Corp. (c)	26	231
PGT Inc. (c)	37	430
Pike Corp. (c)	30	318
Ply Gem Holdings Inc. (c)	18	232
PMFG Inc. (c)	22	134
Polypore International Inc. (c) (e)	53	1,830
Powell Industries Inc.	10	654
Power Solutions International Inc. (c)	3	202
PowerSecure International Inc. (c)	25	575
Preformed Line Products Co.	3	207
Primoris Services Corp.	40	1,193
Proto Labs Inc. (c)	19	1,262
Quad/Graphics Inc. - Class A (e)	26	613
Quality Distribution Inc. (c)	21	271
Quanex Building Products Corp.	41	839
Raven Industries Inc.	40	1,304
RBC Bearings Inc. (c)	26	1,642
Republic Airways Holdings Inc. (c)	54	492
Resources Connection Inc.	49	684
Revolution Lighting Technologies Inc (c) (e)	26	82
Rexnord Corp. (c)	33	961
Roadrunner Transportation Systems Inc. (c)	20	515
Rocket Fuel Inc. (c) (e)	5	221
RPX Corp. (c)	36	578
Rush Enterprises Inc. - Class A (c)	39	1,274
Saia Inc. (c)	28	1,056
Schawk Inc. - Class A	14	281
Seaboard Corp. (c)	—	878
Simpson Manufacturing Co. Inc.	46	1,609
SkyWest Inc.	62	785
SP Plus Corp. (c)	19	495
Sparton Corp. (c) (e)	13	368
Spirit Airlines Inc. (c)	67	3,982
Standex International Corp.	14	752
Steelcase Inc. - Class A	92	1,531
Sterling Construction Co. Inc. (c)	16	142
Stock Building Supply Holdings Inc. (c)	8	168
Sun Hydraulics Corp.	24	1,056
Swift Transporation Co. - Class A (c)	94	2,320
Swisher Hygiene Inc. (c) (e)	91	41
TAL International Group Inc. (e)	38	1,627
Taser International Inc. (c)	56	1,031
Team Inc. (c)	23	999
Tecumseh Products Co. - Class A (c)	23	160
Teledyne Technologies Inc. (c)	41	4,038
Tennant Co.	20	1,324
Tetra Tech Inc. (c)	73	2,146
Textainer Group Holdings Ltd. (e)	24	929
Textura Corp. (c) (e)	5	136
Thermon Group Holdings Inc. (c)	30	688
Titan International Inc.	61	1,150
Titan Machinery Inc. (c) (e)	20	307
Travelzoo Inc. (c)	8	175
TRC Cos. Inc. (c)	17	114
Tremor Video Inc. (c) (e)	8	32
Trex Co. Inc. (c)	19	1,377
TriMas Corp. (c)	52	1,713
TrueBlue Inc. (c)	46	1,343
Tutor Perini Corp. (c)	41	1,172
Twin Disc Inc.	9	250
Ultrapetrol Ltd. (c)	19	58
UniFirst Corp.	16	1,803
United Rentals Inc. (c)	—	—
United Stationers Inc.	45	1,863
Universal Forest Products Inc.	22	1,207
Universal Truckload Services Inc.	5	157
US Ecology Inc.	23	856
USG Corp. (c)	87	2,853
UTi Worldwide Inc.	102	1,077
Viad Corp.	21	508
Vicor Corp. (c)	23	234
VSE Corp.	5	271
Wabash National Corp. (c)	78	1,067
WageWorks Inc. (c)	27	1,532
Watsco Inc.	29	2,920
Watts Water Technologies Inc. - Class A	33	1,921
Werner Enterprises Inc.	52	1,314
WESCO Aircraft Holdings Inc. (c)	47	1,028
West Corp.	23	559
Wix.com Ltd. (c) (e)	9	200
Woodward Governor Co.	76	3,174
Xerium Technologies Inc. (c)	14	228
XPO Logistics Inc. (c) (e)	55	1,624
YRC Worldwide Inc. (c) (e)	34	762
YuMe Inc. (c) (e)	9	63
		283,577
INFORMATION TECHNOLOGY - 17.2%
Accelrys Inc. (c)	58	724
ACI Worldwide Inc. (c)	45	2,686
Actuate Corp. (c)	47	285
Acxiom Corp. (c)	84	2,890
ADTRAN Inc.	66	1,622
Advanced Energy Industries Inc. (c)	43	1,061
Advent Software Inc.	36	1,051
Aeroflex Holding Corp. (c)	24	198
Agilysys Inc. (c)	15	203
Alliance Fiber Optic Products Inc. (e)	14	196
Alpha & Omega Semiconductor Ltd. (c)	16	119
Ambarella Inc. (c) (e)	21	570
American Software Inc. - Class A	26	268
Amkor Technology Inc. (c) (e)	79	545
Anadigics Inc. (c)	85	145

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Angie’s List Inc. (c) (e)	44	539
Anixter International Inc.	31	3,127
Applied Micro Circuits Corp. (c) (e)	83	823
Applied Optoelectronics Inc. (c) (e)	7	179
Arris Group Inc. (c)	129	3,649
Aruba Networks Inc. (c)	130	2,436
Aspen Technology Inc. (c)	106	4,490
ATMI Inc. (c)	36	1,231
Audience Inc. (c)	9	106
AVG Technologies NV (c)	26	550
Aviat Networks Inc. (c)	62	99
Axcelis Technologies Inc. (c)	132	285
Badger Meter Inc.	16	866
Bankrate Inc. (c)	54	919
Bazaarvoice Inc. (c) (e)	53	384
Bel Fuse Inc. - Class B	10	227
Benchmark Electronics Inc. (c)	61	1,385
Black Box Corp.	18	443
Blackbaud Inc.	50	1,559
Blackhawk Network Holdings Inc. - Class A (c) (e)	13	320
Blucora Inc. (c)	46	911
Bottomline Technologies Inc. (c)	41	1,457
Brightcove Inc. (c)	32	311
BroadSoft Inc. (c)	33	879
Brooks Automation Inc.	76	831
Cabot Microelectronics Corp. (c)	28	1,247
CACI International Inc. - Class A (c)	26	1,904
CalAmp Corp. (c)	39	1,078
Calix Inc. (c)	44	370
Callidus Software Inc. (c)	43	534
Carbonite Inc. (c)	12	122
Cardtronics Inc. (c)	50	1,949
Cass Information Systems Inc.	11	582
Cavium Inc. (c)	59	2,559
Ceva Inc. (c)	25	438
ChannelAdvisor Corp. (c)	7	266
Checkpoint Systems Inc. (c)	45	610
Ciber Inc. (c)	91	417
Ciena Corp. (c)	116	2,630
Cirrus Logic Inc. (c) (e)	71	1,417
Cognex Corp. (c)	97	3,269
Coherent Inc. (c)	27	1,779
Cohu Inc.	29	313
CommVault Systems Inc. (c)	52	3,352
Computer Task Group Inc.	18	300
comScore Inc. (c)	40	1,324
Comtech Telecommunications Corp.	19	600
Comverse Inc. (c)	25	850
Constant Contact Inc. (c)	34	829
Convergys Corp.	120	2,625
Conversant Inc. (c)	77	2,156
Cornerstone OnDemand Inc. (c)	46	2,202
CoStar Group Inc. (c)	32	6,015
Cray Inc. (c) (e)	45	1,665
CSG Systems International Inc.	38	997
CTS Corp.	36	744
Cyan Inc. (c) (e)	7	30
Cypress Semiconductor Corp.	165	1,692
Daktronics Inc.	41	592
Datalink Corp. (c)	22	305
Dealertrack Technologies Inc. (c)	49	2,388
Demand Media Inc. (c)	40	194
Demandware Inc. (c)	21	1,360
Dice Holdings Inc. (c)	46	341
Digi International Inc. (c)	31	317
Digimarc Corp.	6	201
Digital River Inc. (c)	39	673
Diodes Inc. (c)	41	1,065
DSP Group Inc. (c)	21	181
DTS Inc. (c)	21	408
E2open Inc. (c) (e)	20	472
EarthLink Holdings Corp.	107	387
Ebix Inc. (e)	35	597
eGain Corp. (c)	16	114
Electro Rent Corp.	21	376
Electro Scientific Industries Inc.	24	241
Electronics for Imaging Inc. (c)	52	2,246
Ellie Mae Inc. (c) (e)	31	892
Emulex Corp. (c)	87	642
Entegris Inc. (c)	156	1,891
Entropic Communications Inc. (c)	101	413
Envestnet Inc. (c)	25	1,001
EPAM Systems Inc. (c)	24	793
EPIQ Systems Inc.	35	482
ePlus Inc. (c)	4	212
Euronet Worldwide Inc. (c)	57	2,369
EVERTEC Inc.	32	797
Exar Corp. (c)	39	472
ExlService Holdings Inc. (c)	36	1,109
Extreme Networks (c)	106	616
Fabrinet (c)	32	660
Fair Isaac Corp.	41	2,268
FARO Technologies Inc. (c)	19	992
FEI Co.	47	4,865
Finisar Corp. (c)	106	2,823
FleetMatics Group Plc (c) (e)	20	667
FormFactor Inc. (c)	61	390
Forrester Research Inc.	14	494
Fusion-io Inc. (c) (e)	93	975
Global Cash Access Holdings Inc. (c)	69	473
Global Eagle Entertainment Inc. (c)	34	537
Glu Mobile Inc. (c) (e)	66	314
GSI Group Inc. (c)	36	470
GSI Technology Inc. (c)	20	138
GT Advanced Technologies Inc. (c) (e)	153	2,605
Guidance Software Inc. (c) (e)	17	189
Guidewire Software Inc. (c)	55	2,722
Hackett Group Inc.	26	156
Harmonic Inc. (c)	120	857
Heartland Payment Systems Inc.	41	1,686
Higher One Holdings Inc. (c)	30	215
Hittite Microwave Corp. (e)	36	2,270
Hutchinson Technology Inc. (c)	21	58
iGate Corp. (c)	38	1,205
Imation Corp. (c)	37	213
Immersion Corp. (c)	32	332
Imperva Inc. (c)	23	1,268
Infinera Corp. (c)	142	1,287
Infoblox Inc. (c)	59	1,187
Inphi Corp. (c)	29	475
Insight Enterprises Inc. (c)	49	1,237
Integrated Device Technology Inc. (c)	151	1,847
Integrated Silicon Solutions Inc. (c)	32	501
Interactive Intelligence Group (c)	17	1,267
InterDigital Inc.	47	1,572
Intermolecular Inc. (c) (e)	18	51
Internap Network Services Corp. (c)	60	427
International Rectifier Corp. (c)	78	2,126
Intersil Corp. - Class A	143	1,843
IntraLinks Holdings Inc. (c)	42	426
InvenSense Inc. (c) (e)	64	1,514
Itron Inc. (c)	44	1,573
Ixia (c)	67	831
IXYS Corp.	28	316
j2 Global Inc. (e)	51	2,564

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Jive Software Inc. (c) (e)	43	348
Kemet Corp. (c)	45	260
Kopin Corp. (c)	79	297
KVH Industries Inc. (c)	18	239
Lattice Semiconductor Corp. (c)	127	993
Limelight Networks Inc. (c)	54	119
Lionbridge Technologies Inc. (c)	68	458
Liquidity Services Inc. (c) (e)	29	767
Littelfuse Inc.	25	2,311
LivePerson Inc. (c)	63	757
LogMeIn Inc. (c)	27	1,205
Loral Space & Communications Inc. (c)	15	1,042
LTX-Credence Corp. (c)	55	492
Luxoft Holding Inc. - Class A (c)	6	211
M/A-COM Technology Solutions Holdings Inc. (c)	13	259
Manhattan Associates Inc. (c)	88	3,095
Mantech International Corp. - Class A	26	767
Marchex Inc. - Class B	29	301
Marin Software Inc. (c)	8	85
Marketo Inc. (c)	8	265
Mavenir Systems Inc. (c)	9	164
MAXIMUS Inc.	76	3,408
MaxLinear Inc. - Class A (c)	30	286
Maxwell Technologies Inc. (c)	35	453
Measurement Specialties Inc. (c)	18	1,218
Mentor Graphics Corp.	109	2,395
Mercury Systems Inc. (c)	37	490
Mesa Laboratories Inc.	3	301
Methode Electronics Inc.	42	1,278
Micrel Inc.	51	566
Microsemi Corp. (c)	104	2,592
MicroStrategy Inc. - Class A (c)	10	1,146
Millennial Media Inc. (c) (e)	40	280
Mitek Systems Inc. (c) (e)	33	127
MKS Instruments Inc.	59	1,776
MODEL N Inc. (c)	7	72
ModusLink Global Solutions Inc. (c)	47	201
MoneyGram International Inc. (c)	23	415
Monolithic Power Systems Inc. (c)	40	1,562
Monotype Imaging Holdings Inc.	42	1,264
Monster Worldwide Inc. (c)	108	805
MoSys Inc. (c)	59	268
Move Inc. (c)	44	511
MTS Systems Corp.	18	1,221
Multi-Fineline Electronix Inc. (c)	8	96
Nanometrics Inc. (c)	26	471
Neonode Inc. (c) (e)	32	180
NeoPhotonics Corp. (c)	23	186
NetGear Inc. (c)	42	1,425
NetScout Systems Inc. (c)	41	1,530
Newport Corp. (c)	43	885
NIC Inc.	73	1,404
Numerex Corp. - Class A (c) (e)	17	187
NVE Corp. (c)	6	332
Omnivision Technologies Inc. (c)	61	1,086
OpenTable Inc. (c)	25	1,960
Oplink Communications Inc. (c)	21	386
OSI Systems Inc. (c)	23	1,378
Park Electrochemical Corp.	23	693
ParkerVision Inc. (c) (e)	101	483
PC Connection Inc.	11	225
PC-Tel Inc.	19	162
PDF Solutions Inc. (c)	28	500
Pegasystems Inc.	19	672
Peregrine Semiconductor Corp. (c) (e)	30	182
Perficient Inc. (c)	38	693
Pericom Semiconductor Corp. (c)	23	183
Photronics Inc. (c)	73	622
Planet Payment Inc. (c)	37	102
Plantronics Inc.	49	2,199
Plexus Corp. (c)	37	1,495
PLX Technology Inc. (c)	59	360
PMC - Sierra Inc. (c)	229	1,745
Power Integrations Inc.	32	2,132
PRG-Schultz International Inc. (c)	28	194
Procera Networks Inc. (c) (e)	21	214
Progress Software Corp. (c)	58	1,254
Proofpoint Inc. (c)	26	969
PROS Holdings Inc. (c)	26	804
PTC Inc. (c)	135	4,792
QAD Inc. - Class A	6	123
QLIK Technologies Inc. (c)	99	2,633
QLogic Corp. (c)	98	1,245
Qualys Inc. (c)	16	417
Quantum Corp. (c) (e)	241	294
QuinStreet Inc. (c)	36	237
Radisys Corp. (c)	18	66
Rally Software Development Corp. (c)	8	110
Rambus Inc. (c)	126	1,357
RealD Inc. (c) (e)	46	514
RealNetworks Inc. (c)	28	214
RealPage Inc. (c)	51	927
Reis Inc. (c)	10	186
RF Micro Devices Inc. (c)	316	2,492
Richardson Electronics Ltd.	11	122
Rofin-Sinar Technologies Inc. (c)	31	749
Rogers Corp. (c)	19	1,205
Rosetta Stone Inc. (c)	12	133
Rubicon Technology Inc. (c) (e)	22	244
Ruckus Wireless Inc. (c)	55	668
Rudolph Technologies Inc. (c)	37	422
Sanmina Corp. (c)	93	1,624
Sapiens International Corp. NV (c)	22	178
Sapient Corp. (c)	123	2,105
ScanSource Inc. (c)	31	1,248
SciQuest Inc. (c)	27	725
SeaChange International Inc. (c)	34	354
Semtech Corp. (c)	77	1,955
ServiceSource International Inc. (c)	64	539
ShoreTel Inc. (c)	66	568
Sigma Designs Inc. (c)	30	143
Silicon Graphics International Corp. (c) (e)	35	432
Silicon Image Inc. (c)	86	596
Silver Spring Networks Inc. (c) (e)	5	91
Sonus Networks Inc. (c)	226	760
Spansion Inc. (c)	52	903
Spark Networks Inc. (c) (e)	16	81
Speed Commerce Inc. (c)	55	200
SPS Commerce Inc. (c)	19	1,143
SS&C Technologies Holdings Inc. (c)	66	2,654
Stamps.com Inc. (c)	14	480
SunEdison Inc. (c)	301	5,668
SunPower Corp. (c) (e)	45	1,456
Super Micro Computer Inc. (c)	35	607
Supertex Inc. (c)	12	394
support.com Inc. (c)	58	149
Sykes Enterprises Inc. (c)	43	854
Synaptics Inc. (c) (e)	36	2,180
Synchronoss Technologies Inc. (c)	33	1,134
SYNNEX Corp. (c)	30	1,793
Syntel Inc. (c)	17	1,518
Take-Two Interactive Software Inc. (c)	91	1,992
Tangoe Inc. (c)	34	641
TechTarget Inc. (c)	14	98
TeleCommunication Systems Inc. - Class A (c)	42	96

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
TeleNav Inc. (c)	17	100
TeleTech Holdings Inc. (c)	22	535
Tessco Technologies Inc.	7	256
Tessera Technologies Inc.	60	1,410
TiVo Inc. (c)	142	1,877
TriQuint Semiconductor Inc. (c)	183	2,454
Trulia Inc. (c) (e)	32	1,073
TTM Technologies Inc. (c)	58	490
Tyler Technologies Inc. (c)	35	2,929
Ubiquiti Networks Inc. (c) (e)	14	642
Ultimate Software Group Inc. (c)	31	4,284
Ultra Clean Holdings Inc. (c)	28	372
Ultratech Inc. (c)	33	953
Uni-Pixel Inc. (c) (e)	12	96
Unisys Corp. (c)	48	1,473
United Online Inc	15	169
Universal Display Corp. (c)	45	1,444
Unwired Planet Inc. (c) (e)	97	211
VASCO Data Security International Inc. (c)	30	225
Veeco Instruments Inc. (c)	44	1,842
Verint Systems Inc. (c)	60	2,815
ViaSat Inc. (c)	45	3,103
Viasystems Group Inc. (c)	2	30
Violin Memory Inc. (c) (e)	31	125
VirnetX Holding Corp. (c) (e)	50	712
Virtusa Corp. (c)	27	895
Vishay Precision Group Inc. (c)	13	225
VistaPrint NV (c) (e)	37	1,843
Vocus Inc. (c)	19	256
Vringo Inc. (c) (e)	82	286
Web.com Group Inc. (c)	47	1,602
WebMD Health Corp. - Class A (c)	33	1,362
Westell Technologies Inc. - Class A (c)	53	195
WEX Inc. (c)	43	4,096
XO Group Inc. (c)	30	308
Xoom Corp. (c)	9	167
Yelp Inc. - Class A (c)	36	2,781
Zillow Inc. - Class A (c) (e)	27	2,342
Zixit Corp. (c)	63	260
Zygo Corp. (c)	22	333
		328,006
MATERIALS - 4.8%
A. Schulman Inc.	33	1,206
Advanced Emissions Solutions Inc. (c)	25	610
AEP Industries Inc. (c)	5	182
AK Steel Holding Corp. (c) (e)	155	1,116
Allied Nevada Gold Corp. (c) (e)	124	533
AM Castle & Co. (c) (e)	20	294
AMCOL International Corp.	31	1,404
American Vanguard Corp. (e)	34	737
Arabian American Development Co. (c)	22	236
Axiall Corp.	78	3,487
Balchem Corp.	33	1,732
Berry Plastics Group Inc. (c)	62	1,442
Boise Cascade Co. (c)	14	403
Calgon Carbon Corp. (c)	59	1,296
Century Aluminum Co. (c)	56	746
Chemtura Corp. (c)	109	2,769
Clearwater Paper Corp. (c)	24	1,523
Coeur d’Alene Mines Corp. (c)	118	1,093
Commercial Metals Co.	133	2,516
Deltic Timber Corp.	12	804
Ferro Corp. (c)	80	1,089
Flotek Industries Inc. (c)	54	1,506
FutureFuel Corp.	24	485
General Moly Inc. (c)	54	53
Globe Specialty Metals Inc.	71	1,472
Gold Resource Corp. (e)	38	180
Graphic Packaging Holding Co. (c)	224	2,277
Handy & Harman Ltd. (c)	6	126
Hawkins Inc.	11	394
Haynes International Inc.	15	792
HB Fuller Co.	57	2,767
Headwaters Inc. (c)	80	1,057
Hecla Mining Co. (e)	376	1,154
Horsehead Holding Corp. (c)	57	966
Innophos Holdings Inc.	24	1,366
Innospec Inc.	27	1,203
Intrepid Potash Inc. (c) (e)	62	960
Kaiser Aluminum Corp.	21	1,518
KapStone Paper and Packaging Corp. (c)	93	2,681
KMG Chemicals Inc.	8	130
Koppers Holdings Inc.	24	969
Kraton Performance Polymers Inc. (c)	36	931
Landec Corp. (c)	29	328
Louisiana-Pacific Corp. (c)	159	2,678
LSB Industries Inc. (c)	21	784
Marrone Bio Innovations Inc. (c) (e)	6	78
Materion Corp.	23	775
Midway Gold Corp. (c) (e)	120	126
Minerals Technologies Inc.	39	2,513
Molycorp Inc. (c) (e)	165	771
Myers Industries Inc.	31	615
Neenah Paper Inc.	18	905
Noranda Aluminium Holding Corp.	50	204
Olin Corp. (e)	92	2,529
Olympic Steel Inc.	12	344
OM Group Inc.	35	1,165
Omnova Solutions Inc. (c)	57	589
P.H. Glatfelter Co.	47	1,281
Paramount Gold and Silver Corp. (c) (e)	148	182
Penford Corp. (c)	8	121
PolyOne Corp.	110	4,045
Quaker Chemical Corp.	15	1,173
Resolute Forest Products (c) (e)	77	1,538
RTI International Metals Inc. (c)	35	984
Schnitzer Steel Industries Inc. - Class A	28	821
Schweitzer-Mauduit International Inc.	34	1,455
Sensient Technologies Corp.	57	3,209
Stepan Co.	21	1,335
Stillwater Mining Co. (c)	132	1,960
SunCoke Energy Inc. (c)	76	1,747
Taminco Corp. (c)	16	338
Texas Industries Inc. (c)	24	2,187
Tredegar Corp.	27	620
UFP Technologies Inc. (c)	5	119
United States Lime & Minerals Inc.	3	173
Universal Stainless & Alloy Products Inc. (c)	8	276
US Concrete Inc. (c)	16	379
US Silica Holdings Inc.	24	897
Walter Industries Inc. (e)	65	495
Wausau Paper Corp.	54	689
Worthington Industries Inc.	60	2,307
Zep Inc.	26	455
		91,395
TELECOMMUNICATION SERVICES - 0.7%
8x8 Inc. (c)	102	1,101
Atlantic Tele-Network Inc.	10	664
Boingo Wireless Inc. (c) (e)	19	128
Cbeyond Inc. (c)	37	271
Cincinnati Bell Inc. (c)	228	788
Cogent Communications Group Inc.	53	1,873
Consolidated Communications Holdings Inc.	44	887
Fairpoint Communications Inc. (c)	25	341

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
General Communication Inc. - Class A (c)	32	361
Hawaiian Telcom Holdco Inc. (c) (e)	10	298
HickoryTech Corp.	16	210
IDT Corp. - Class B	18	294
inContact Inc. (c)	58	556
Inteliquent Inc.	37	533
Iridium Communications Inc. (c) (e)	72	540
Leap Wireless International Inc. (c) (f)	61	154
Lumos Networks Corp.	16	220
magicJack VocalTec Ltd. (c) (e)	22	475
NII Holdings Inc. - Class B (c) (e)	183	218
NTELOS Holdings Corp. (e)	18	237
ORBCOMM Inc. (c)	43	295
Premiere Global Services Inc. (c)	57	692
RingCentral Inc. - Class A (c) (e)	9	163
Shenandoah Telecommunications Co.	28	910
Straight Path Communications Inc. - Class B (c)	7	48
Towerstream Corp. (c) (e)	85	199
USA Mobility Inc.	23	415
Vonage Holdings Corp. (c)	170	727
		13,598
UTILITIES - 3.1%
Allete Inc.	46	2,390
American States Water Co.	42	1,366
Artesian Resources Corp. - Class A	8	184
Atlantic Power Corp. (e)	130	376
Avista Corp.	67	2,055
Black Hills Corp.	51	2,915
California Water Service Group	54	1,290
Chesapeake Utilities Corp.	10	646
Cleco Corp.	67	3,400
Connecticut Water Services Inc.	12	420
Consolidated Water Co. Ltd.	15	198
Delta Natural Gas Co. Inc.	7	149
Dynegy Inc. (c)	114	2,840
El Paso Electric Co.	45	1,612
Empire District Electric Co.	48	1,175
Genie Energy Ltd. - Class B (c)	13	134
IDACORP Inc.	56	3,102
Laclede Group Inc.	37	1,727
MGE Energy Inc.	39	1,529
Middlesex Water Co.	18	394
New Jersey Resources Corp.	48	2,376
Northwest Natural Gas Co.	30	1,300
NorthWestern Corp.	42	2,012
NRG Yield Inc. - Class A (e)	25	982
Ormat Technologies Inc. (e)	19	581
Otter Tail Corp.	40	1,225
Pattern Energy Group Inc. - Class A	19	522
Piedmont Natural Gas Co. Inc.	86	3,039
PNM Resources Inc.	91	2,457
Portland General Electric Co.	86	2,787
Pure Cycle Corp. (c) (e)	15	92
SJW Corp.	17	515
South Jersey Industries Inc.	37	2,052
Southwest Gas Corp.	52	2,758
UIL Holdings Corp.	64	2,373
Unitil Corp.	17	551
UNS Energy Corp.	47	2,833
WGL Holdings Inc.	59	2,365
York Water Co.	13	261
		58,983
Total Common Stocks (cost $1,392,118)		1,874,964

RIGHTS - 0.0%
Accelerate Diagnostics Inc. (c) (f)	10	—
Central European Media Enterprises Ltd. (c) (f)	1	73
Trius Therapeutics Inc. (c) (f)	8	—
Total Rights (cost $158)		73

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (c) (e) (f)	19	—
Total Warrants (cost $0)		—

INVESTMENT COMPANIES - 0.0%
Firsthand Technology Value Fund Inc.	12	265
Total Investment Companies (cost $263)		265

OTHER EQUITY INTERESTS - 0.0%
Gerber Scientific Inc. (c) (e) (f) (u)	19	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 11.5%
Investment Company - 1.4%
JNL Money Market Fund, 0.01% (a) (h)	26,138	26,138

Securities Lending Collateral - 10.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	189,960	189,960

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.04%, 06/26/14 (o)	$1,235	1,235
Total Short Term Investments (cost $217,333)		217,333
Total Investments - 109.9% (cost $1,609,872)		2,092,635
Other Assets and Liabilities, Net - (9.9%)		(188,292)
Total Net Assets - 100.0%		$1,904,343

JNL/Mellon Capital International Index Fund

COMMON STOCKS - 97.7%
AUSTRALIA - 7.8%
AGL Energy Ltd.	98	$1,382
ALS Ltd. (e)	67	460
Alumina Ltd. (c)	442	492
Amcor Ltd.	216	2,091
AMP Ltd.	538	2,492
APA Group (e)	152	904
Asciano Group	161	780
ASX Ltd.	33	1,107
Aurizon Holdings Ltd.	372	1,779
Australia & New Zealand Banking Group Ltd.	491	15,117
Bank of Queensland Ltd.	52	622
Bendigo and Adelaide Bank Ltd. (e)	78	827
BHP Billiton Ltd.	575	19,483
Boral Ltd. (e)	150	790
Brambles Ltd.	272	2,341
Caltex Australia Ltd.	26	528
CFS Retail Property Trust	379	665
Coca-Cola Amatil Ltd.	100	1,024
Cochlear Ltd. (e)	9	496
Commonwealth Bank of Australia	288	20,765
Computershare Ltd.	84	945
Crown Resorts Ltd.	67	1,041
CSL Ltd.	88	5,660
Dexus Property Group	1,036	1,021
Echo Entertainment Group Ltd. (e)	125	283

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Federation Centres Ltd.	265	580
Flight Centre Travel Group Ltd. (e)	10	509
Fortescue Metals Group Ltd. (e)	269	1,315
Goodman Group	303	1,332
GPT Group	315	1,072
Harvey Norman Holdings Ltd. (e)	87	266
Iluka Resources Ltd. (e)	72	659
Incitec Pivot Ltd.	310	852
Insurance Australia Group Ltd.	412	2,129
Leighton Holdings Ltd. (e)	30	590
Lend Lease Corp. Ltd.	102	1,123
Macquarie Group Ltd.	53	2,831
Metcash Ltd. (e)	144	350
Mirvac Group	627	991
National Australia Bank Ltd.	421	13,877
Newcrest Mining Ltd. (c)	141	1,295
Orica Ltd. (e)	64	1,301
Origin Energy Ltd.	200	2,659
Qantas Airways Ltd. (c)	165	169
QBE Insurance Group Ltd.	218	2,593
Ramsay Health Care Ltd.	25	1,095
REA Group Ltd. (e)	9	389
Rio Tinto Ltd.	79	4,638
Santos Ltd.	169	2,117
Seek Ltd.	58	948
Sonic Health Care Ltd.	71	1,135
SP AusNet	350	426
Stockland	399	1,390
Suncorp Group Ltd.	234	2,798
Sydney Airport	194	754
Tabcorp Holdings Ltd.	142	448
Tatts Group Ltd.	275	740
Telstra Corp. Ltd.	772	3,640
Toll Holdings Ltd. (e)	117	566
Transurban Group	259	1,747
Treasury Wine Estates Ltd. (e)	113	371
Wesfarmers Ltd.	205	7,867
Westfield Group	362	3,447
Westfield Retail Trust	516	1,428
Westpac Banking Corp.	557	17,895
Woodside Petroleum Ltd.	119	4,309
Woolworths Ltd.	225	7,474
WorleyParsons Ltd.	34	479
		185,689
AUSTRIA - 0.3%
Andritz AG (e)	14	850
Erste Group Bank AG	45	1,526
IMMOFINANZ AG	170	795
OMV AG	27	1,240
Raiffeisen International Bank Holding AG	20	677
Telekom Austria AG	40	400
Vienna Insurance Group AG Wiener Versicherung Gruppe	7	365
Voestalpine AG	21	908
		6,761
BELGIUM - 1.2%
Ageas	41	1,813
Anheuser-Busch InBev NV	144	15,157
Belgacom SA (e)	27	851
Colruyt SA	13	744
Delhaize Group	19	1,378
Groupe Bruxelles Lambert SA	15	1,464
Groupe Bruxelles Lambert SA VVPR Strip (c) (f)	—	—
KBC Groep NV	45	2,796
Solvay SA	10	1,641
Telenet Group Holding NV	8	512
UCB SA	20	1,599
Umicore	21	1,085
		29,040
DENMARK - 1.3%
A P Moller - Maersk A/S - Class B	—	2,801
A P Moller - Maersk A/S - Class A	—	1,059
Carlsberg A/S - Class B	19	1,904
Coloplast A/S	20	1,629
Danske Bank A/S	114	3,183
DSV A/S	32	1,045
Novo Nordisk A/S	357	16,232
Novozymes A/S - Class B	39	1,716
TDC A/S	147	1,362
TrygVesta A/S	4	370
William Demant Holding A/S (c)	5	447
		31,748
FINLAND - 0.9%
Elisa Oyj	24	680
Fortum Oyj (e)	76	1,739
Kone Oyj - Class B (e)	56	2,338
Metso Oyj (e)	23	753
Neste Oil Oyj (e)	19	397
Nokia Oyj (c)	675	4,964
Nokian Renkaat Oyj	20	816
Orion Oyj - Class B (e)	17	515
Pohjola Bank Plc (e)	27	611
Sampo Oyj - Class A	81	4,190
Stora Enso Oyj	96	1,023
UPM-Kymmene Oyj (e)	93	1,594
Wartsila Oyj Abp	33	1,770
		21,390
FRANCE - 9.7%
Accor SA	27	1,393
Aeroports de Paris	5	685
Air Liquide	56	7,588
Alcatel-Lucent (c) (e)	498	1,963
Alstom SA	40	1,099
Arkema SA	11	1,262
Atos Origin SA	12	1,075
AXA SA	322	8,370
BNP Paribas	178	13,748
Bouygues SA	33	1,389
Bureau Veritas SA	41	1,257
Cap Gemini SA	25	1,923
Carrefour SA	109	4,213
Casino Guichard Perrachon SA	10	1,175
Christian Dior SA	9	1,801
Cie de Saint-Gobain	73	4,429
Cie Generale d’Optique Essilor International SA	37	3,733
Cie Generale de Geophysique - Veritas (c)	26	424
CNP Assurances SA	28	584
Compagnie Generale des Etablissements Michelin	33	4,147
Credit Agricole SA (c)	182	2,861
Danone SA	102	7,210
Dassault Systemes SA	11	1,341
Edenred	35	1,112
Electricite de France SA	44	1,753
Eurazeo	5	466
Eutelsat Communications Group SA	26	878
Fonciere Des Regions	5	495
GDF Suez	239	6,527
Gecina SA	4	510

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Groupe Eurotunnel SA	95	1,210
Icade SA	7	686
Iliad SA	4	1,278
Imerys SA	7	592
JC Decaux SA	12	539
Klepierre	18	793
L’Oreal SA	43	7,169
Lafarge SA	33	2,599
Lagardere SCA	20	780
Legrand SA	46	2,871
LVMH Moet Hennessy Louis Vuitton SA	46	8,259
Natixis	164	1,207
Orange SA	328	4,845
Pernod-Ricard SA	38	4,460
PPR SA	14	2,803
Publicis Groupe SA	33	2,967
Remy Cointreau SA (e)	4	320
Renault SA	35	3,380
Rexel SA	45	1,175
Safran SA	48	3,329
Sanofi SA	214	22,339
Schneider Electric SA	99	8,735
SCOR SE	27	930
Societe BIC SA	5	617
Societe Generale	129	7,944
Sodexo SA	16	1,707
Suez Environnement SA	47	958
Technip SA	18	1,842
Thales SA	16	1,044
Total SA	383	25,183
Unibail-Rodamco SE	17	4,461
Valeo SA	14	1,920
Vallourec SA	19	1,027
Veolia Environnement	65	1,296
Vinci SA	87	6,421
Vivendi SA	217	6,034
Wendel SA	6	906
Zodiac Aerospace	32	1,128
		231,165
GERMANY - 8.7%
Adidas AG	37	3,996
Allianz SE	82	13,821
Axel Springer SE	8	504
BASF SE	164	18,293
Bayer AG	148	20,039
Bayerische Motoren Werke AG	59	7,517
Beiersdorf AG	17	1,698
Brenntag AG	9	1,654
Celesio AG	8	285
Commerzbank AG (c)	172	3,163
Continental AG	20	4,756
Daimler AG (e)	172	16,307
Deutsche Bank AG	183	8,203
Deutsche Boerse AG	34	2,734
Deutsche Lufthansa AG (c)	39	1,023
Deutsche Post AG	163	6,066
Deutsche Telekom AG	519	8,428
Deutsche Wohnen AG	51	1,096
E.ON SE	324	6,326
Fraport AG Frankfurt Airport Services Worldwide (e)	7	515
Fresenius Medical Care AG & Co. KGaA	39	2,743
Fresenius SE	22	3,482
GEA Group AG	31	1,421
Hannover Rueck SE	10	897
HeidelbergCement AG	26	2,200
Henkel AG & Co. KGaA (e)	23	2,332
Hochtief AG	6	516
Hugo Boss AG	6	767
Infineon Technologies AG	197	2,349
K+S AG	31	1,020
Kabel Deutschland Holding AG	4	502
Lanxess AG	15	1,123
Linde AG	33	6,683
Man SE	7	848
Merck KGaA	12	1,948
Metro AG (c)	22	884
Muenchener Rueckversicherungs AG	32	7,044
OSRAM Licht AG (c)	15	985
ProSiebenSat.1 Media AG	38	1,737
RTL Group SA	6	718
RWE AG	87	3,525
SAP AG	165	13,391
Siemens AG	142	19,137
Sky Deutschland AG (c)	71	616
Suedzucker AG	14	392
Telefonica Deutschland Holding AG	56	444
ThyssenKrupp AG (c)	83	2,216
United Internet AG	19	881
Volkswagen AG	5	1,357
		208,582
GUERNSEY - 0.1%
Resolution Ltd.	246	1,228

HONG KONG - 2.6%
AIA Group Ltd.	2,160	10,275
ASM Pacific Technology Ltd. (e)	44	423
Bank of East Asia Ltd. (e)	217	848
BOC Hong Kong Holdings Ltd.	662	1,891
Cathay Pacific Airways Ltd.	174	325
Cheung Kong Holdings Ltd.	246	4,090
Cheung Kong Infrastructure Holdings Ltd.	108	691
CLP Holdings Ltd.	309	2,331
Experian Plc	181	3,271
First Pacific Co. Ltd.	410	408
Galaxy Entertainment Group Ltd. (c)	373	3,256
Hang Lung Properties Ltd.	389	1,122
Hang Seng Bank Ltd.	137	2,182
Henderson Land Development Co. Ltd.	197	1,152
HKT Trust	334	353
Hong Kong & China Gas Co. Ltd. (e)	1,003	2,191
Hong Kong Exchanges & Clearing Ltd.	200	3,039
Hongkong Electric Holdings Ltd.	244	2,113
Hopewell Holdings Ltd.	87	298
Hutchison Whampoa Ltd.	384	5,096
Hysan Development Co. Ltd.	110	480
Kerry Properties Ltd.	109	362
Li & Fung Ltd.	1,012	1,499
Link REIT	401	1,977
MGM China Holdings Ltd.	175	619
MTR Corp.	239	884
New World Development Ltd.	680	686
NWS Holdings Ltd.	291	491
PCCW Ltd. (e)	576	289
Shangri-La Asia Ltd.	256	420
Sino Land Co.	499	736
SJM Holdings Ltd.	328	924
Sun Hung Kai Properties Ltd.	290	3,561
Swire Pacific Ltd.	118	1,372
Swire Properties Ltd.	199	569
Wharf Holdings Ltd.	265	1,703
Wheelock & Co. Ltd.	154	604
Yue Yuen Industrial Holdings Ltd.	124	404
		62,935

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
IRELAND - 0.4%
Anglo Irish Bank Corp. Plc (c) (f)	34	—
CRH Plc	129	3,618
James Hardie Industries SE - CDI	83	1,107
Kerry Group Plc	26	1,969
Ryanair Holdings Plc (c)	2	19
The Governor & Co. of the Bank of Ireland (c)	3,944	1,680
		8,393
ISRAEL - 0.5%
Bank Hapoalim BM	178	1,017
Bank Leumi Le-Israel BM (c)	205	801
Bezeq Israeli Telecommunication Corp. Ltd.	343	612
Delek Group Ltd.	1	362
Israel Chemicals Ltd.	75	655
Israel Corp. Ltd. (c)	1	308
Mizrahi Tefahot Bank Ltd.	19	262
NICE Systems Ltd.	9	402
Teva Pharmaceutical Industries Ltd.	153	8,064
		12,483
ITALY - 2.4%
Assicurazioni Generali SpA	206	4,597
Atlantia SpA	67	1,723
Banca Monte dei Paschi di Siena SpA (c)	1,230	450
CNH Industrial NV (c)	173	1,988
Enel Green Power SpA	300	842
Enel SpA	1,183	6,692
ENI SpA	456	11,436
Exor SpA	19	838
Fiat SpA (c)	156	1,816
Finmeccanica SpA (c)	76	748
Intesa Sanpaolo SpA	2,090	7,092
Luxottica Group SpA	29	1,699
Mediobanca SpA (c)	93	1,060
Pirelli & C. SpA	43	678
Prysmian SpA	34	837
Saipem SpA	47	1,152
Snam Rete Gas SpA	370	2,169
Telecom Italia SpA	1,837	2,171
Terna Rete Elettrica Nazionale SpA	262	1,405
UniCredit SpA	780	7,132
Unione di Banche Italiane SCPA	158	1,491
UnipolSai SpA (c)	154	592
		58,608
JAPAN - 19.3%
ABC-Mart Inc.	4	178
Acom Co. Ltd. (c) (e)	59	189
Advantest Corp. (e)	22	237
AEON Co. Ltd. (e)	106	1,195
AEON Credit Service Co. Ltd. (e)	19	434
AEON Mall Co. Ltd.	20	516
Air Water Inc.	23	317
Aisin Seiki Co. Ltd.	35	1,256
Ajinomoto Co. Inc.	102	1,460
Alfresa Holdings Corp.	8	541
Amada Co. Ltd.	65	457
ANA Holdings Inc. (e)	214	462
Aozora Bank Ltd. (e)	212	603
Asahi Breweries Ltd.	71	1,985
Asahi Glass Co. Ltd.	187	1,082
Asahi Kasei Corp.	218	1,478
Asics Corp.	29	574
Astellas Pharma Inc.	383	4,551
Bank of Kyoto Ltd.	61	503
Bank of Yokohama Ltd.	200	998
Benesse Corp.	13	497
Bridgestone Corp.	115	4,076
Brother Industries Ltd.	43	594
Calbee Inc.	14	320
Canon Inc. (e)	204	6,331
Casio Computer Co. Ltd. (e)	45	527
Central Japan Railway Co.	26	3,060
China Bank Ltd.	124	763
Chiyoda Corp. (e)	32	413
Chubu Electric Power Co. Inc. (c)	109	1,279
Chugai Pharmaceutical Co. Ltd.	37	957
Chugoku Bank Ltd.	26	346
Chugoku Electric Power Co. Inc.	51	711
Chuo Mitsui Trust Holdings Inc.	578	2,615
Citizen Holdings Co. Ltd.	54	406
Coca-Cola West Co. Ltd.	10	166
Credit Saison Co. Ltd.	28	557
Dai Nippon Printing Co. Ltd.	105	1,004
Dai-Ichi Life Insurance Co. Ltd.	152	2,204
Daicel Chemical Industries Ltd.	59	484
Daido Steel Co. Ltd. (e)	42	210
Daihatsu Motor Co. Ltd. (e)	34	600
Daiichi Sankyo Co. Ltd. (e)	120	2,030
Daikin Industries Ltd.	41	2,299
Dainippon Sumitomo Pharma Co. Ltd.	28	440
Daito Trust Construction Co. Ltd.	13	1,223
Daiwa House Industry Co. Ltd.	103	1,749
Daiwa Securities Group Inc.	290	2,520
Dena Co. Ltd. (e)	17	312
Denso Corp.	86	4,119
Dentsu Inc.	38	1,439
Don Quijote Holdings Co. Ltd.	10	506
East Japan Railway Co.	61	4,463
Eisai Co. Ltd. (e)	46	1,796
Electric Power Development Co. Ltd.	19	541
FamilyMart Co. Ltd. (e)	12	515
Fanuc Ltd.	35	6,099
Fast Retailing Co. Ltd. (e)	9	3,400
Fuji Electric Holdings Co. Ltd.	86	384
Fuji Heavy Industries Ltd.	104	2,827
FUJIFILM Holdings Corp.	83	2,220
Fujitsu Ltd.	324	1,958
Fukuoka Financial Group Inc.	129	530
Gree Inc. (e)	14	153
GungHo Online Entertainment Inc. (e)	60	328
Gunma Bank Ltd.	67	364
Hachijuni Bank Ltd.	71	405
Hakuhodo DY Holdings Inc.	36	248
Hamamatsu Photonics KK	13	568
Hankyu Hanshin Holdings Inc.	213	1,159
Hino Motors Ltd.	44	652
Hirose Electric Co. Ltd.	5	701
Hiroshima Bank Ltd.	74	309
Hisamitsu Pharmaceutical Co. Inc. (e)	10	460
Hitachi Chemical Co. Ltd.	15	206
Hitachi Construction Machinery Co. Ltd. (e)	16	315
Hitachi High-Technologies Corp.	9	214
Hitachi Ltd.	869	6,432
Hitachi Metals Ltd.	30	427
Hokkaido Electric Power Co. Inc. (c) (e)	34	284
Hokuhoku Financial Group Inc.	232	445
Hokuriku Electric Power Co.	26	332
Honda Motor Co. Ltd.	292	10,289
Hoya Corp.	78	2,434
Hulic Co. Ltd.	44	607
Ibiden Co. Ltd.	18	349
Idemitsu Kosan Co. Ltd.	16	339
IHI Corp.	222	934
Iida Group Holdings Co. Ltd.	22	308

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
INPEX Corp.	161	2,084
Isetan Mitsukoshi Holdings Ltd.	68	842
Isuzu Motors Ltd.	216	1,240
ITOCHU Corp.	267	3,123
Itochu Techno-Solutions Corp.	3	144
Iyo Bank Ltd.	49	468
J. Front Retailing Co. Ltd.	85	586
Japan Airlines Co. Ltd.	11	527
Japan Exchange Group Inc.	43	1,051
Japan Petroleum Exploration Co.	6	183
Japan Prime Realty Investment Corp.	—	483
Japan Real Estate Investment Corp.	—	1,107
Japan Retail Fund Investment Corp.	—	806
Japan Steel Works Ltd. (e)	47	211
Japan Tobacco Inc.	198	6,212
JFE Holdings Inc.	86	1,621
JGC Corp.	36	1,251
Joyo Bank Ltd.	108	538
JSR Corp.	30	549
JTEKT Corp.	34	503
JX Holdings Inc.	402	1,940
Kajima Corp.	156	546
Kakaku.com Inc	24	390
Kamigumi Co. Ltd.	48	466
Kaneka Corp.	42	254
Kansai Electric Power Co. Inc. (c)	130	1,336
Kansai Paint Co. Ltd.	42	598
Kao Corp.	94	3,311
Kawasaki Heavy Industries Ltd.	239	881
KDDI Corp.	97	5,626
Keihin Electric Express Railway Co. Ltd.	79	666
Keio Corp.	112	780
Keisei Electric Railway Co. Ltd.	50	433
Keyence Corp.	8	3,318
Kikkoman Corp. (e)	26	491
Kinden Corp.	26	252
Kintetsu Corp. (e)	312	1,109
Kirin Holdings Co. Ltd.	152	2,104
Kobe Steel Ltd.	528	701
Koito Manufacturing Co. Ltd.	15	254
Komatsu Ltd.	169	3,545
Konami Corp. (e)	20	471
Konica Minolta Holdings Inc.	83	776
Kubota Corp.	186	2,472
Kuraray Co. Ltd.	56	644
Kurita Water Industries Ltd.	17	371
Kyocera Corp.	57	2,555
Kyowa Hakko Kirin Co. Ltd.	40	423
Kyushu Electric Power Co. Inc. (c)	80	978
Lawson Inc. (e)	11	792
LIXIL Group Corp.	49	1,360
M3 Inc.	27	449
Mabuchi Motor Co. Ltd.	4	249
Makita Corp.	21	1,129
Marubeni Corp.	295	1,980
Marui Group Co. Ltd.	45	390
Maruichi Steel Tube Ltd.	7	189
Mazda Motor Corp.	481	2,137
McDonald’s Holdings Co. Japan Ltd. (e)	10	272
Medipal Holdings Corp.	21	328
MEIJI Holdings Co. Ltd. (e)	11	694
Miraca Holdings Inc.	11	486
Mitsubishi Chemical Holdings Corp.	251	1,042
Mitsubishi Corp.	253	4,701
Mitsubishi Electric Corp.	342	3,850
Mitsubishi Estate Co. Ltd.	221	5,246
Mitsubishi Gas Chemical Co. Inc.	72	406
Mitsubishi Heavy Industries Ltd.	538	3,113
Mitsubishi Logistics Corp. (e)	20	278
Mitsubishi Materials Corp.	198	561
Mitsubishi Motors Corp.	110	1,150
Mitsubishi Tanabe Pharma Corp.	42	582
Mitsubishi UFJ Financial Group Inc.	2,284	12,579
Mitsubishi UFJ Lease & Finance Co. Ltd.	104	512
Mitsui & Co. Ltd. (e)	314	4,431
Mitsui Chemicals Inc.	128	313
Mitsui Fudosan Co. Ltd.	151	4,607
Mitsui OSK Lines Ltd.	188	731
Mizuho Financial Group Inc.	4,128	8,181
MS&AD Insurance Group Holdings	91	2,072
Murata Manufacturing Co. Ltd.	36	3,393
Nabtesco Corp.	20	462
Namco Bandai Holdings Inc.	33	783
NEC Corp. (e)	424	1,302
Nexon Co. Ltd.	17	139
NGK Insulators Ltd.	45	939
NGK Spark Plug Co. Ltd.	32	719
NHK Spring Co. Ltd.	31	288
Nidec Corp. (e)	37	2,269
Nikon Corp. (e)	61	981
Nintendo Co. Ltd.	19	2,259
Nippon Building Fund Inc.	—	1,277
Nippon Electric Glass Co. Ltd.	57	294
Nippon Express Co. Ltd.	142	694
Nippon Meat Packers Inc.	29	432
Nippon Paint Co. Ltd.	28	424
Nippon Prologis REIT Inc.	—	535
Nippon Steel Corp.	1,344	3,668
Nippon Telegraph & Telephone Corp.	68	3,684
Nippon Yusen KK	268	778
Nishi-Nippon City Bank Ltd.	126	283
Nissan Motor Co. Ltd.	449	4,005
Nisshin Seifun Group Inc.	38	416
Nissin Foods Holdings Co. Ltd.	11	505
Nitori Co. Ltd.	12	534
Nitto Denko Corp.	31	1,463
NKSJ Holdings Inc.	59	1,508
NOK Corp.	16	254
Nomura Holdings Inc.	641	4,113
Nomura Real Estate Holdings Inc.	21	409
Nomura Research Institute Ltd.	19	590
NSK Ltd.	87	892
NTT Data Corp.	22	846
NTT DoCoMo Inc.	276	4,346
NTT Urban Development Corp.	19	179
Obayashi Corp.	109	614
Odakyu Electric Railway Co. Ltd.	112	964
Oji Holdings Corp. (e)	136	608
Olympus Corp. (c)	44	1,415
Omron Corp.	38	1,560
Ono Pharmaceutical Co. Ltd.	15	1,321
Oracle Corp. Japan	6	254
Oriental Land Co. Ltd.	9	1,353
ORIX Corp.	235	3,311
Osaka Gas Co. Ltd.	325	1,228
Otsuka Corp.	3	404
Otsuka Holdings Co. Ltd.	64	1,909
Panasonic Corp.	390	4,435
Park24 Co. Ltd.	15	276
Rakuten Inc.	125	1,668
Resona Holdings Inc.	383	1,849
Ricoh Co. Ltd.	124	1,434
Rinnai Corp.	6	563
Rohm Co. Ltd.	17	768
Sankyo Co. Ltd. (e)	9	379
Sanrio Co. Ltd. (e)	10	341

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Santen Pharmaceutical Co. Ltd.	13	588
SBI Holdings Inc.	34	414
Secom Co. Ltd.	38	2,161
Sega Sammy Holdings Inc.	33	733
Seiko Epson Corp.	22	675
Sekisui Chemical Co. Ltd.	70	727
Sekisui House Ltd.	98	1,212
Seven & I Holdings Co. Ltd.	136	5,173
Seven Bank Ltd.	97	379
Sharp Corp. (c) (e)	263	801
Shikoku Electric Power Co. Inc. (c) (e)	32	433
Shimadzu Corp.	44	391
Shimamura Co. Ltd. (e)	4	346
Shimano Inc.	13	1,348
Shimizu Corp. (e)	111	575
Shin-Etsu Chemical Co. Ltd.	74	4,230
Shinsei Bank Ltd. (e)	288	565
Shionogi & Co. Ltd.	53	982
Shiseido Co. Ltd.	60	1,064
Shizuoka Bank Ltd.	99	965
Showa Denko KK (e)	290	411
Showa Shell Sekiyu KK	29	261
SMC Corp.	9	2,426
SoftBank Corp.	172	12,998
Sojitz Corp.	191	326
Sony Corp. (e)	188	3,583
Sony Financial Holdings Inc.	32	527
Stanley Electric Co. Ltd.	26	573
Sumco Corp. (e)	18	140
Sumitomo Chemical Co. Ltd.	253	933
Sumitomo Corp.	197	2,499
Sumitomo Electric Industries Ltd.	130	1,935
Sumitomo Heavy Industries Ltd.	110	447
Sumitomo Metal Mining Co. Ltd.	95	1,191
Sumitomo Mitsui Financial Group Inc.	228	9,786
Sumitomo Realty & Development Co. Ltd.	64	2,485
Sumitomo Rubber Industries Inc.	31	389
Suntory Beverage & Food Ltd.	24	830
Suruga Bank Ltd.	34	599
Suzuken Co. Ltd.	13	494
Suzuki Motor Corp.	63	1,643
Sysmex Corp.	24	776
T&D Holdings Inc.	105	1,248
Taiheiyo Cement Corp.	199	717
Taisei Corp.	172	768
Taisho Pharmaceutical Holdings Co. Ltd.	6	475
Taiyo Nippon Sanso Corp.	36	283
Takashimaya Co. Ltd.	53	496
Takeda Pharmaceutical Co. Ltd.	142	6,716
TDK Corp. (e)	23	951
Teijin Ltd.	142	352
Terumo Corp.	55	1,202
THK Co. Ltd.	18	410
Tobu Railway Co. Ltd.	171	826
Toho Co. Ltd.	17	345
Toho Gas Co. Ltd. (e)	84	456
Tohoku Electric Power Co. Inc.	87	890
Tokio Marine Holdings Inc.	123	3,678
Tokyo Electric Power Co. Inc. (c)	242	974
Tokyo Electron Ltd.	30	1,840
Tokyo Gas Co. Ltd.	436	2,211
Tokyo Tatemono Co. Ltd.	73	625
Tokyu Corp.	206	1,259
Tokyu Fudosan Holdings Corp	92	688
TonenGeneral Sekiyu KK	57	503
Toppan Printing Co. Ltd.	97	694
Toray Industries Inc.	269	1,775
Toshiba Corp.	714	3,026
TOTO Ltd. (e)	53	735
Toyo Seikan Group Holdings Ltd.	30	485
Toyo Suisan Kaisha Ltd.	16	535
Toyoda Gosei Co. Ltd.	9	174
Toyota Boshoku Corp. (e)	10	104
Toyota Industries Corp.	29	1,389
Toyota Motor Corp.	493	27,818
Toyota Tsusho Corp.	36	905
Trend Micro Inc.	19	581
Tsumura & Co. (e)	9	221
Ube Industries Ltd.	186	343
Unicharm Corp. (e)	21	1,131
United Urban Investment Corp.	—	605
USS Co. Ltd.	40	558
West Japan Railway Co.	30	1,220
Yahoo! Japan Corp. (e)	265	1,298
Yakult Honsha Co. Ltd.	15	733
Yamada Denki Co. Ltd. (e)	179	596
Yamaguchi Financial Group Inc.	31	279
Yamaha Corp.	24	307
Yamaha Motor Co. Ltd.	50	796
Yamato Holdings Co. Ltd.	68	1,467
Yamato Kogyo Co. Ltd. (e)	6	188
Yamazaki Baking Co. Ltd.	15	177
Yaskawa Electric Corp. (e)	41	566
Yokogawa Electric Corp. (e)	39	634
Yokohama Rubber Co Ltd.	43	404
		462,786
JERSEY - 0.1%
Randgold Resources Ltd.	15	1,150

LUXEMBOURG - 0.3%
ArcelorMittal	181	2,927
Millicom International Cellular SA - SDR	12	1,202
SES SA - FDR	53	1,959
Tenaris SA	86	1,910
		7,998
MACAU - 0.2%
Sands China Ltd.	438	3,283
Wynn Macau Ltd.	269	1,121
		4,404
MALTA - 0.0%
BGP Holdings Plc (c) (f)	479	—

NETHERLANDS - 4.8%
Aegon NV	329	3,026
Akzo Nobel NV	43	3,471
ASML Holding NV	64	5,986
Corio NV	14	621
Delta Lloyd NV	33	908
European Aeronautic Defence & Space Co. NV	104	7,435
Fugro NV - CVA	12	763
Gemalto NV (e)	14	1,630
Heineken Holding NV	18	1,161
Heineken NV	42	2,912
ING Groep NV - CVA (c)	689	9,794
Koninklijke Ahold NV	165	3,319
Koninklijke Boskalis Westminster NV	13	707
Koninklijke KPN NV (c)	584	2,063
Koninklijke Philips Electronics NV	169	5,938
Koninklijke Philips NV	28	1,937
Koninklijke Vopak NV	12	679
OCI (c)	18	810
Qiagen NV (c)	40	838
Randstad Holding NV	22	1,314
Reed Elsevier NV	121	2,617

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Royal Dutch Shell Plc - Class A	682	24,920
Royal Dutch Shell Plc - Class B	444	17,327
TNT NV	84	824
Unilever NV - CVA	292	12,012
Wolters Kluwer NV	54	1,536
Ziggo NV	27	1,186
		115,734
NEW ZEALAND - 0.1%
Auckland International Airport Ltd. (c)	193	640
Contact Energy Ltd. (e)	56	257
Fletcher Building Ltd.	128	1,062
Ryman Healthcare Ltd. (e)	61	462
Telecom Corp. of New Zealand Ltd. (e)	350	743
		3,164
NORWAY - 0.8%
Aker Solutions ASA	33	509
DNB ASA	177	3,077
Gjensidige Forsikring ASA	37	743
Norsk Hydro ASA	227	1,128
Orkla ASA (e)	142	1,212
SeaDrill Ltd.	65	2,301
StatoilHydro ASA	201	5,669
Telenor ASA	120	2,651
Yara International ASA	33	1,447
		18,737
PORTUGAL - 0.2%
Banco Espirito Santo SA (c) (e)	295	552
Energias de Portugal SA	349	1,619
Galp Energia SGPS SA	65	1,118
Jeronimo Martins SGPS SA	43	724
Portugal Telecom SGPS SA (e)	108	461
		4,474
SINGAPORE - 1.4%
Ascendas REIT	366	659
CapitaCommercial Trust (e)	383	453
CapitaLand Ltd.	479	1,103
CapitaMall Trust	467	703
CapitaMalls Asia Ltd.	260	371
City Developments Ltd. (e)	66	531
ComfortDelGro Corp. Ltd.	333	527
DBS Group Holdings Ltd.	310	3,988
Genting International Plc	1,083	1,152
Global Logistic Properties Ltd.	537	1,134
Golden Agri-Resources Ltd.	1,187	543
Hutchison Port Holdings Trust (e)	849	552
Jardine Cycle & Carriage Ltd.	18	645
Keppel Corp. Ltd.	253	2,195
Keppel Land Ltd. (e)	132	353
Noble Group Ltd.	737	697
Olam International Ltd.	235	417
Oversea-Chinese Banking Corp. Ltd. (f)	458	3,460
SembCorp Industries Ltd.	158	690
SembCorp Marine Ltd. (e)	152	491
Singapore Airlines Ltd.	102	853
Singapore Exchange Ltd.	161	890
Singapore Press Holdings Ltd. (e)	306	1,023
Singapore Technologies Engineering Ltd.	279	849
Singapore Telecommunications Ltd.	1,440	4,184
StarHub Ltd. (e)	90	300
United Overseas Bank Ltd.	230	3,967
UOL Group Ltd.	95	472
Wilmar International Ltd.	345	951
Yangzijiang Shipbuilding Holdings Ltd. (e)	293	252
		34,405
SPAIN - 3.4%
Abertis Infraestructuras SA - Class A	70	1,596
ACS Actividades de Construccion y Servicios SA	30	1,199
Amadeus IT Holding SA	68	2,814
Banco Bilbao Vizcaya Argentaria SA	1,037	12,466
Banco de Sabadell SA	593	1,833
Banco Popular Espanol SA	286	2,165
Banco Santander SA	2,075	19,812
Bankia SA (c)	709	1,498
CaixaBank SA	321	2,065
Distribuidora Internacional de Alimentacion SA	102	929
Enagas SA	34	1,028
Ferrovial SA	73	1,584
Gas Natural SDG SA	61	1,712
Grifols SA	27	1,504
Iberdrola SA	848	5,937
Inditex SA	39	5,890
Mapfre SA	183	771
Red Electrica Corp. SA	20	1,595
Repsol SA	157	4,012
Telefonica SA	734	11,634
Zardoya Otis SA	30	512
		82,556
SWEDEN - 3.2%
Alfa Laval AB	55	1,487
Assa Abloy AB - Class B	61	3,223
Atlas Copco AB - Class A	119	3,439
Atlas Copco AB - Class B	67	1,839
Boliden AB	53	805
Electrolux AB - Class B (e)	45	985
Elekta AB - Class B (e)	70	935
Getinge AB - Class B	37	1,056
Hennes & Mauritz AB - Class B	171	7,273
Hexagon AB - Class B	42	1,429
Husqvarna AB - Class B	81	565
Industrivarden AB - Class C	23	446
Investor AB - Class B	81	2,936
Kinnevik Investment AB - Class B	39	1,433
Lundin Petroleum AB (c)	37	772
Nordea Bank AB	545	7,737
Sandvik AB	190	2,684
Scania AB - Class B	56	1,640
Securitas AB - Class B (e)	55	640
Skandinaviska Enskilda Banken AB - Class A (e)	274	3,771
Skanska AB - Class B (e)	69	1,623
SKF AB - Class B	71	1,817
Svenska Cellulosa AB - Class B	104	3,066
Svenska Handelsbanken AB - Class A (e)	90	4,522
Swedbank AB - Class A	163	4,386
Swedish Match AB	36	1,178
Tele2 AB - Class B	53	663
Telefonaktiebolaget LM Ericsson - Class B (e)	547	7,293
TeliaSonera AB (e)	431	3,257
Volvo AB - Class B	269	4,271
		77,171
SWITZERLAND - 9.5%
ABB Ltd.	394	10,188
Actelion Ltd.	18	1,738
Adecco SA	23	1,941
Aryzta AG	16	1,403
Baloise Holding AG	9	1,114
Barry Callebaut AG	—	538
Cie Financiere Richemont SA	94	8,950
Credit Suisse Group AG	272	8,805

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
EMS-Chemie Holding AG	2	575
Geberit AG	7	2,144
Givaudan SA	2	2,486
Glencore International Plc	1,903	9,819
Holcim Ltd.	41	3,370
Julius Baer Group Ltd.	41	1,820
Kuehne & Nagel International AG	10	1,373
Lindt & Spruengli AG	—	1,060
Lonza Group AG	9	907
Nestle SA	576	43,380
Novartis AG	411	34,915
Pargesa Holding SA	4	344
Partners Group Holding AG	3	817
Roche Holding AG	126	37,769
Schindler Holding AG	4	547
SGS SA	1	2,363
Sika AG	—	1,612
Sonova Holding AG	9	1,303
STMicroelectronics NV (c)	119	1,099
Sulzer AG	4	541
Swatch Group AG	5	3,432
Swatch Group AG	8	889
Swiss Life Holding AG	6	1,407
Swiss Prime Site AG	10	886
Swiss Re AG	63	5,881
Swisscom AG	4	2,559
Syngenta AG	17	6,359
Transocean Ltd.	63	2,587
UBS AG	654	13,528
Zurich Financial Services AG	27	8,210
		228,659
UNITED KINGDOM - 18.5%
3i Group Plc	180	1,197
Aberdeen Asset Management Plc	164	1,068
Admiral Group Plc	35	829
Aggreko Plc	47	1,175
AMEC Plc	56	1,044
Anglo American Plc	251	6,411
Antofagasta Plc	71	985
ARM Holdings Plc	248	4,180
ASOS Plc (c)	9	778
Associated British Foods Plc	63	2,939
AstraZeneca Plc	225	14,575
Aviva Plc	521	4,159
Babcock International Group Plc	65	1,470
BAE Systems Plc	571	3,969
Barclays Plc	2,743	10,673
BG Group Plc	611	11,411
BHP Billiton Plc	379	11,691
BP Plc	3,335	26,799
British American Tobacco Plc	338	18,861
British Land Co. Plc	166	1,812
British Sky Broadcasting Group Plc	181	2,751
BT Group Plc	1,419	9,023
Bunzl Plc	60	1,606
Burberry Group Plc	81	1,886
Capita Group Plc	118	2,155
Capital Shopping Centres Group	114	539
Carnival Plc	32	1,226
Centrica Plc	918	5,053
Cobham Plc	186	930
Coca-Cola HBC AG	38	938
Compass Group Plc	324	4,946
Croda International Plc	25	1,080
Diageo Plc	450	13,966
Direct Line Insurance Group Plc	191	756
easyJet Plc	28	797
Fresnillo Plc	28	401
G4S Plc	271	1,093
GKN Plc	288	1,877
GlaxoSmithKline Plc	870	23,189
Hammerson Plc	132	1,224
Hargreaves Lansdown Plc	35	857
HSBC Holdings Plc	3,352	33,937
ICAP Plc	102	642
IMI Plc	46	1,130
Imperial Tobacco Group Plc	174	7,024
Inmarsat Plc	76	927
InterContinental Hotels Group Plc	47	1,519
International Consolidated Airlines Group SA (c)	177	1,237
Intertek Group Plc	28	1,432
Investec Plc	105	853
ITV Plc	697	2,226
J Sainsbury Plc	219	1,152
Johnson Matthey Plc	35	1,930
Kingfisher Plc	423	2,971
Land Securities Group Plc	140	2,388
Legal & General Group Plc	1,047	3,575
Lloyds Banking Group Plc (c)	8,954	11,201
London Stock Exchange Group Plc	30	975
Marks & Spencer Group Plc	289	2,173
Meggitt Plc	137	1,101
Melrose Industries Plc	184	914
National Grid Plc	669	9,198
Next Plc	28	3,071
Old Mutual Plc	871	2,926
Pearson Plc	145	2,581
Persimmon Plc	52	1,165
Petrofac Ltd.	48	1,158
Prudential plc (a)	459	9,718
Reckitt Benckiser Group Plc	116	9,484
Reed Elsevier Plc	212	3,234
Rexam Plc	146	1,185
Rio Tinto Plc	228	12,707
Rolls-Royce Holdings Plc	338	6,055
Royal Bank of Scotland Group Plc (c)	376	1,949
Royal Mail Plc (c)	121	1,136
RSA Insurance Group Plc	636	949
SABMiller Plc	173	8,643
Sage Group Plc	193	1,345
Schroders Plc	19	833
Scottish & Southern Energy Plc	171	4,184
Segro Plc	131	726
Serco Group Plc	85	598
Severn Trent Plc	42	1,290
Shire Plc	106	5,239
Smith & Nephew Plc	163	2,469
Smiths Group Plc	68	1,445
Standard Chartered Plc	436	9,107
Standard Life Plc	423	2,665
Subsea 7 SA	46	860
Tate & Lyle Plc	89	985
Tesco Plc	1,453	7,165
Travis Perkins Plc	42	1,320
TUI Travel Plc	80	583
Tullow Oil Plc	166	2,075
Unilever Plc	230	9,850
United Utilities Group Plc	118	1,556
Vodafone Group Plc	4,731	17,399
Weir Group Plc	38	1,598
Whitbread Plc	33	2,286
William Hill Plc	147	838
WM Morrison Supermarkets Plc	409	1,455
Wolseley Plc	46	2,639

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
WPP Plc	242	5,009
		442,304
Total Common Stocks (cost $1,962,369)		2,341,564

PREFERRED STOCKS - 0.7%

GERMANY - 0.6%
Bayerische Motoren Werke AG	9	858
Fuchs Petrolub AG	6	642
Henkel AG & Co. KGaA	32	3,399
Porsche Automobil Holding SE	27	2,799
Volkswagen AG	26	6,742
		14,440
ITALY - 0.0%
Telecom Italia SpA	1,032	968

SWITZERLAND - 0.1%
Lindt & Spruengli AG	—	744
Schindler Holding AG	8	1,175
		1,919
Total Preferred Stocks (cost $11,015)		17,327

RIGHTS - 0.0%

HONG KONG - 0.0%
New World Development Co. Ltd. (c) (f)	227	46

SPAIN - 0.0%
Banco Bilbao Vizcaya Argentaria SA (c)	1,037	243

UNITED KINGDOM - 0.0%
Intu Properties Plc (c)	33	52
RSA Insurance Group Plc (c)	238	133
		185
Total Rights (cost $244)		474

OTHER EQUITY INTERESTS - 0.0%

AUSTRIA - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 4.4%
Investment Companies - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	18,139	18,139

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	84,501	84,501

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.04%, 06/26/14 (o)	$2,090	2,090
Total Short Term Investments (cost $104,730)		104,730
Total Investments - 102.8% (cost $2,078,358)		2,464,095
Other Assets and Liabilities, Net - (2.8%)		(68,089)
Total Net Assets - 100.0%		$2,396,006

JNL/Mellon Capital Bond Index Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.5%
Ally Auto Receivables Trust, 0.59%, 01/17/17	$1,000	$1,001
American Airlines Pass-Through Trust, 5.25%, 01/31/21	406	440
Banc of America Commercial Mortgage Trust REMIC
5.73%, 05/10/45 (i)	1,500	1,623
5.77%, 05/10/45 (i)	550	603
5.45%, 01/15/49	1,500	1,616
5.48%, 01/15/49 (i)	350	368
Banc of America Merrill Lynch Commercial Mortgage Inc. REMIC, 5.18%, 09/10/47 (i)	1,000	1,055
Bank of America Credit Card Trust, 5.17%, 06/15/19	900	999
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.72%, 06/11/40 (i)	300	336
5.54%, 10/12/41	1,237	1,351
4.87%, 09/11/42	655	684
Capital One Multi-Asset Execution Trust, 5.05%, 12/17/18	1,000	1,082
CarMax Auto Owner Trust, 0.80%, 07/16/18	800	800
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	733	790
Citibank Credit Card Issuance Trust, 5.30%, 03/15/18	900	981
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.62%, 10/15/48	250	271
5.65%, 10/15/48	500	546
Cobalt Commercial Mortage-Backed Securities Trust REMIC, 5.22%, 08/15/48	1,240	1,330
COMM Mortgage Trust REMIC, 4.26%, 10/10/46	1,150	1,213
Continental Airlines Inc. Pass-Through Trust, 4.75%, 01/12/21	258	278
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	234	252
Delta Air Lines Pass-Through Trust, 6.82%, 08/10/22 (i)	325	383
GE Capital Commercial Mortgage Corp. REMIC, 5.31%, 11/10/45 (i)	200	212
Greenwich Capital Commercial Funding Corp. REMIC, 5.22%, 04/10/37 (i)	1,000	1,048
GS Mortgage Securities Trust REMIC
5.55%, 04/10/38 (i)	1,000	1,068
5.56%, 11/10/39	400	436
3.00%, 08/10/44	1,500	1,560
3.48%, 01/10/45	750	763
JPMBB Commercial Mortgage Securities Trust REMIC, 4.13%, 11/15/45	500	520
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
4.74%, 07/15/42	500	517
4.78%, 07/15/42	500	520
4.94%, 08/15/42 (i)	277	288
2.67%, 01/15/46	500	510
5.42%, 01/15/49	250	274
5.70%, 02/12/49 (i)	200	222
5.79%, 02/12/51 (i)	521	582
LB-UBS Commercial Mortgage Trust REMIC
5.66%, 03/15/39 (i)	311	333
5.42%, 02/15/40	330	362
5.87%, 09/15/45 (i)	1,510	1,706
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	233	253
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.41%, 07/12/46 (i)	191	207
5.17%, 12/12/49	200	215

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
2.86%, 11/15/45	250	240
3.09%, 08/15/46	500	519
Morgan Stanley Capital I Trust REMIC
5.33%, 11/12/41	226	245
5.64%, 10/15/42 (i)	231	246
5.58%, 04/12/49 (i)	2,400	2,616
Nissan Auto Lease Trust, 0.61%, 04/15/16	1,000	1,002
Nissan Auto Receivables Owner Trust, 1.00%, 07/16/18	1,000	1,007
UBS Commercial Mortgage Trust REMIC, 3.40%, 05/10/45	1,500	1,502
UBS-Barclays Commercial Mortgage Trust REMIC, 2.85%, 12/10/45	500	476
United Air Lines Inc. Pass-Through Trust, 4.30%, 08/15/25	250	257
US Airways Pass-Through Trust, 3.95%, 11/15/25	500	506
Wachovia Bank Commercial Mortgage Trust REMIC
5.12%, 07/15/42 (i)	381	398
5.42%, 01/15/45 (i)	850	899
5.57%, 10/15/48	236	256
WF-RBS Commercial Mortgage Trust REMIC, 2.03%, 03/15/45	500	503
Total Non-U.S. Government Agency Asset-Backed Securities (cost $38,697)		40,270

CORPORATE BONDS AND NOTES - 25.5%

CONSUMER DISCRETIONARY - 1.9%
Amazon.com Inc., 2.50%, 11/29/22 (e)	200	186
AutoZone Inc., 5.50%, 11/15/15	400	430
Carnival Corp., 3.95%, 10/15/20	200	204
CBS Corp.
1.95%, 07/01/17	450	456
5.63%, 09/15/19 (e)	500	566
4.85%, 07/01/42	500	482
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	500	709
Comcast Corp.
5.90%, 03/15/16	500	550
5.70%, 05/15/18	600	689
6.50%, 11/15/35	100	124
6.95%, 08/15/37	500	649
4.75%, 03/01/44	500	508
Delphi Corp., 5.00%, 02/15/23	500	530
DIRECTV Holdings LLC
3.50%, 03/01/16	400	418
2.40%, 03/15/17	500	511
4.60%, 02/15/21	600	633
4.45%, 04/01/24	500	502
6.35%, 03/15/40	600	650
Discovery Communications LLC
3.70%, 06/01/15	100	103
5.63%, 08/15/19	100	113
5.05%, 06/01/20	200	222
6.35%, 06/01/40	100	116
Dollar General Corp., 3.25%, 04/15/23	500	472
Ford Motor Co.
7.45%, 07/16/31	300	385
4.75%, 01/15/43	300	290
Gap Inc., 5.95%, 04/12/21	300	338
Grupo Televisa SAB, 6.63%, 03/18/25 (e)	100	116
Hasbro Inc., 6.35%, 03/15/40	300	337
Home Depot Inc.
5.40%, 03/01/16	500	545
5.88%, 12/16/36	250	301
Johnson Controls Inc.
5.50%, 01/15/16	250	270
3.75%, 12/01/21	500	517
Kohl’s Corp.
4.00%, 11/01/21 (e)	500	510
6.00%, 01/15/33	500	538
Lowe’s Cos. Inc.
4.63%, 04/15/20	100	110
5.50%, 10/15/35	150	168
5.80%, 04/15/40	600	703
Macy’s Retail Holdings Inc.
6.65%, 07/15/24	200	239
6.90%, 04/01/29	250	303
McDonald’s Corp.
5.35%, 03/01/18	300	340
6.30%, 03/01/38	500	632
NBCUniversal Media LLC
5.15%, 04/30/20	200	226
6.40%, 04/30/40	500	619
News America Inc.
4.50%, 02/15/21	400	434
6.20%, 12/15/34	50	58
6.40%, 12/15/35	500	598
6.65%, 11/15/37	300	366
6.15%, 02/15/41	300	353
NIKE Inc, 2.25%, 05/01/23	400	369
Nordstrom Inc., 4.00%, 10/15/21	225	237
Omnicom Group Inc., 5.90%, 04/15/16	250	274
QVC Inc., 3.13%, 04/01/19 (r)	500	497
Starbucks Corp., 0.88%, 12/05/16	400	398
Target Corp.
5.88%, 07/15/16	250	278
6.50%, 10/15/37	300	378
Thomson Reuters Corp., 6.50%, 07/15/18 (e)	500	581
Time Warner Cable Inc.
5.85%, 05/01/17	150	169
6.75%, 07/01/18	600	704
8.75%, 02/14/19	169	214
6.55%, 05/01/37	250	290
7.30%, 07/01/38	300	375
6.75%, 06/15/39	300	356
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	600	785
Time Warner Inc.
5.88%, 11/15/16	650	728
4.70%, 01/15/21	200	219
3.40%, 06/15/22	500	497
7.63%, 04/15/31	500	666
6.10%, 07/15/40	200	230
Viacom Inc.
2.50%, 12/15/16	500	518
2.20%, 04/01/19	500	496
7.88%, 07/30/30	125	164
4.38%, 03/15/43	300	267
Walt Disney Co.
1.10%, 12/01/17	350	346
2.75%, 08/16/21	300	298
7.00%, 03/01/32	50	67
3.70%, 12/01/42	300	271
Whirlpool Corp., 4.85%, 06/15/21 (e)	400	437
Wyndham Worldwide Corp., 3.90%, 03/01/23	500	490
Yum! Brands Inc., 6.88%, 11/15/37	52	63
		30,781
CONSUMER STAPLES - 1.7%
Altria Group Inc.
9.70%, 11/10/18 (l)	328	431

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
2.85%, 08/09/22	500	469
9.95%, 11/10/38 (l)	33	53
10.20%, 02/06/39 (l)	65	107
4.50%, 05/02/43	1,000	919
Anheuser-Busch Cos. Inc.
5.05%, 10/15/16	100	110
6.45%, 09/01/37	300	386
Anheuser-Busch InBev Finance Inc., 1.25%, 01/17/18	300	295
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	500	502
6.88%, 11/15/19 (l)	400	489
5.38%, 01/15/20 (l)	400	459
4.38%, 02/15/21	500	546
2.50%, 07/15/22	300	283
3.75%, 07/15/42	300	267
Archer-Daniels-Midland Co.
5.45%, 03/15/18	350	396
5.38%, 09/15/35	200	226
Beam Inc., 5.38%, 01/15/16	45	48
Campbell Soup Co., 4.25%, 04/15/21 (e)	300	317
Clorox Co., 3.80%, 11/15/21	500	515
Coca-Cola Co., 3.15%, 11/15/20	300	308
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	400	402
ConAgra Foods Inc.
7.00%, 04/15/19	300	359
3.25%, 09/15/22	300	290
4.65%, 01/25/43	300	289
Costco Wholesale Corp., 0.65%, 12/07/15	400	401
CVS Caremark Corp.
5.75%, 06/01/17	244	276
4.13%, 05/15/21	400	426
4.00%, 12/05/23	500	511
Diageo Capital Plc
4.83%, 07/15/20	395	439
5.88%, 09/30/36	600	718
Diageo Investment Corp., 8.00%, 09/15/22	100	132
General Mills Inc., 5.70%, 02/15/17	300	336
Kellogg Co.
4.45%, 05/30/16	350	375
4.00%, 12/15/20	127	133
Kimberly-Clark Corp., 7.50%, 11/01/18	500	618
Kraft Foods Group Inc.
1.63%, 06/04/15	400	404
6.13%, 08/23/18	221	257
5.38%, 02/10/20	314	358
5.00%, 06/04/42	200	209
Kroger Co.
6.40%, 08/15/17	200	230
6.15%, 01/15/20	200	233
7.50%, 04/01/31	150	191
Lorillard Tobacco Co., 8.13%, 06/23/19 (e) (l)	500	618
Mondelez International Inc.
4.13%, 02/09/16	100	106
6.50%, 02/09/40 (e)	243	306
Pepsi Bottling Group Inc., 7.00%, 03/01/29	575	755
PepsiCo Inc.
0.70%, 08/13/15	500	501
7.90%, 11/01/18	555	697
3.13%, 11/01/20	300	306
Philip Morris International Inc.
1.13%, 08/21/17 (e)	500	496
5.65%, 05/16/18	250	287
4.50%, 03/26/20	1,000	1,096
2.90%, 11/15/21	300	296
4.38%, 11/15/41	300	286
Procter & Gamble Co.
4.70%, 02/15/19	500	561
2.30%, 02/06/22	500	478
5.55%, 03/05/37	100	119
Reynolds American Inc., 4.85%, 09/15/23	150	157
Safeway Inc., 6.35%, 08/15/17	500	572
Unilever Capital Corp.
2.75%, 02/10/16	400	416
5.90%, 11/15/32	300	383
Wal-Mart Stores Inc.
2.25%, 07/08/15	300	307
2.80%, 04/15/16	400	417
4.13%, 02/01/19	300	330
4.25%, 04/15/21	400	436
7.55%, 02/15/30	500	701
6.20%, 04/15/38	300	377
4.88%, 07/08/40	300	322
5.63%, 04/15/41	600	712
		26,751
ENERGY - 3.1%
Anadarko Petroleum Corp.
5.95%, 09/15/16	100	111
8.70%, 03/15/19	250	317
6.45%, 09/15/36	250	296
Apache Corp.
3.63%, 02/01/21 (e)	400	420
4.75%, 04/15/43	500	503
Baker Hughes Inc., 5.13%, 09/15/40	400	441
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	176
BP Capital Markets Plc
3.13%, 10/01/15	500	519
1.85%, 05/05/17	400	406
4.50%, 10/01/20	500	544
3.25%, 05/06/22	400	397
2.75%, 05/10/23	500	469
3.81%, 02/10/24	500	505
Burlington Resources Finance Co., 7.20%, 08/15/31	100	133
Cameron International Corp., 5.13%, 12/15/43	175	175
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	167
6.25%, 03/15/38	300	359
Cenovus Energy Inc.
5.70%, 10/15/19	200	229
4.45%, 09/15/42	500	474
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	46
6.63%, 11/01/37	200	256
Chevron Corp.
1.72%, 06/24/18 (e)	500	498
3.19%, 06/24/23	1,000	988
CNOOC Finance 2013 Ltd.
1.13%, 05/09/16	300	300
1.75%, 05/09/18	300	293
3.00%, 05/09/23	300	271
4.25%, 05/09/43 (e)	300	265
Conoco Funding Co., 7.25%, 10/15/31	75	102
ConocoPhillips
6.65%, 07/15/18	75	89
5.75%, 02/01/19	300	350
6.00%, 01/15/20	300	355
6.50%, 02/01/39	500	657
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	267
Continental Resources Inc., 4.50%, 04/15/23	700	725
DCP Midstream Operating LP, 2.70%, 04/01/19	200	200
Devon Energy Corp.
2.40%, 07/15/16 (e)	500	514

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
1.88%, 05/15/17	300	302
7.95%, 04/15/32	100	137
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	136
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/01/42	200	178
Enbridge Energy Partners LP
9.88%, 03/01/19 (e)	500	655
7.50%, 04/15/38	200	252
Encana Corp.
3.90%, 11/15/21	400	411
6.50%, 08/15/34	100	116
6.50%, 02/01/38	300	360
Energy Transfer Partners LP
9.70%, 03/15/19 (e)	222	287
5.20%, 02/01/22 (e)	500	540
7.50%, 07/01/38	200	247
6.50%, 02/01/42 (e)	250	283
Enterprise Products Operating LLC
3.70%, 06/01/15	100	103
5.25%, 01/31/20	300	336
3.35%, 03/15/23	500	488
6.88%, 03/01/33	25	32
6.45%, 09/01/40	100	122
5.95%, 02/01/41	300	343
4.45%, 02/15/43	300	282
5.10%, 02/15/45	500	517
EOG Resources Inc.
2.50%, 02/01/16	200	206
4.40%, 06/01/20	200	219
2.63%, 03/15/23	500	472
Exxon Mobil Corp., 0.92%, 03/15/17	500	500
Halliburton Co., 7.45%, 09/15/39	250	351
Hess Corp.
7.30%, 08/15/31	35	44
5.60%, 02/15/41 (e)	400	439
Husky Energy Inc., 4.00%, 04/15/24	500	509
Kerr-McGee Corp., 6.95%, 07/01/24	230	279
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	150	167
9.00%, 02/01/19	500	633
3.95%, 09/01/22	500	497
3.50%, 09/01/23	300	283
6.50%, 09/01/39	200	227
5.00%, 03/01/43	300	286
Magellan Midstream Partners LP, 4.25%, 02/01/21	300	322
Marathon Oil Corp., 5.90%, 03/15/18	528	603
Marathon Petroleum Corp., 6.50%, 03/01/41	300	363
Nabors Industries Inc.
2.35%, 09/15/16 (r)	200	205
6.15%, 02/15/18	300	339
Nexen Inc.
5.88%, 03/10/35	50	55
6.40%, 05/15/37	100	115
Noble Energy Inc., 8.25%, 03/01/19	300	374
Noble Holding International Ltd.
3.45%, 08/01/15	200	207
2.50%, 03/15/17 (e)	400	407
6.20%, 08/01/40	200	220
Occidental Petroleum Corp.
2.50%, 02/01/16	400	412
4.10%, 02/01/21	250	269
ONEOK Partners LP
3.38%, 10/01/22	500	482
6.65%, 10/01/36	150	176
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	554
6.63%, 06/15/35	150	167
Petro-Canada
7.88%, 06/15/26	200	266
7.00%, 11/15/28	75	95
Petrobras Global Finance BV
4.38%, 05/20/23 (e)	500	458
7.25%, 03/17/44	500	513
Petrobras International Finance Co.
3.88%, 01/27/16	500	514
6.13%, 10/06/16	100	108
5.88%, 03/01/18	150	160
7.88%, 03/15/19	500	570
5.38%, 01/27/21	700	708
6.88%, 01/20/40 (e)	400	394
Petroleos Mexicanos
6.00%, 03/05/20 (e)	500	563
5.50%, 01/21/21	700	765
4.88%, 01/18/24 (e) (r)	600	619
5.50%, 06/27/44	250	241
Pioneer Natural Resources Co., 3.95%, 07/15/22	400	408
Plains All American Pipeline LP
3.95%, 09/15/15	300	314
6.50%, 05/01/18	100	117
6.70%, 05/15/36	100	123
4.30%, 01/31/43 (e)	200	183
Plains Exploration & Production Co., 6.75%, 02/01/22	400	442
Pride International Inc., 6.88%, 08/15/20	400	478
Rowan Cos. Inc., 4.88%, 06/01/22	400	414
Shell International Finance BV
5.20%, 03/22/17 (e)	250	279
2.00%, 11/15/18	400	401
4.38%, 03/25/20	300	329
6.38%, 12/15/38	200	258
5.50%, 03/25/40	300	351
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (r)	250	281
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	306
Statoil ASA
3.15%, 01/23/22	500	502
2.65%, 01/15/24	500	468
3.70%, 03/01/24	400	408
3.95%, 05/15/43	300	279
Suncor Energy Inc.
5.95%, 12/01/34	100	116
6.50%, 06/15/38	300	371
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	300	285
Talisman Energy Inc., 6.25%, 02/01/38	300	321
Total Capital Canada Ltd., 2.75%, 07/15/23 (e)	300	284
Total Capital International SA
0.75%, 01/25/16 (e)	300	301
1.00%, 01/10/17	145	146
2.88%, 02/17/22	500	490
Total Capital SA
3.00%, 06/24/15	400	412
2.30%, 03/15/16	250	258
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	236
3.80%, 10/01/20	400	420
6.20%, 10/15/37	300	365
5.00%, 10/16/43	500	525
Transocean Inc.
4.95%, 11/15/15	500	531
6.80%, 03/15/38	150	162
Valero Energy Corp.
9.38%, 03/15/19	500	651
7.50%, 04/15/32	100	128

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Weatherford International Inc., 6.35%, 06/15/17	250	283
Weatherford International Ltd., 5.95%, 04/15/42	400	431
Western Gas Partners LP, 2.60%, 08/15/18	250	251
Williams Cos. Inc., 8.75%, 03/15/32	116	140
Williams Partners LP
5.25%, 03/15/20	500	551
6.30%, 04/15/40	200	227
		49,526
FINANCIALS - 9.6%
Abbey National Treasury Services Plc
3.05%, 08/23/18	750	772
4.00%, 03/13/24	400	404
AFLAC Inc., 8.50%, 05/15/19 (e)	500	643
American Express Centurion Bank, 0.88%, 11/13/15	300	301
American Express Co.
6.15%, 08/28/17	750	865
7.00%, 03/19/18	480	569
4.05%, 12/03/42	135	124
American Express Credit Corp., 2.75%, 09/15/15	500	515
American Honda Finance Corp., 1.13%, 10/07/16	300	302
American International Group Inc.
3.00%, 03/20/15	500	512
5.85%, 01/16/18	600	686
6.40%, 12/15/20	500	596
4.88%, 06/01/22	500	548
8.18%, 05/15/58 (i)	500	657
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	277
Aon Plc, 4.45%, 05/24/43	300	286
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	150	158
Asian Development Bank
2.50%, 03/15/16 (e)	500	519
5.59%, 07/16/18	400	459
6.38%, 10/01/28	210	266
Assurant Inc., 6.75%, 02/15/34	100	114
Australia & New Zealand Banking Group Ltd., 1.25%, 01/10/17	600	602
AvalonBay Communities Inc., 2.85%, 03/15/23	500	469
AXA SA, 8.60%, 12/15/30	100	129
Bank of America Corp.
4.50%, 04/01/15	500	519
1.50%, 10/09/15	300	303
6.50%, 08/01/16	800	896
1.35%, 11/21/16 (e)	400	401
5.75%, 12/01/17	675	764
5.65%, 05/01/18	500	565
2.60%, 01/15/19	1,200	1,205
5.49%, 03/15/19 (e)	200	222
5.00%, 05/13/21	400	441
5.00%, 01/21/44	600	613
Bank of America NA, 6.00%, 10/15/36	250	298
Bank of Montreal
1.30%, 07/15/16	300	303
2.50%, 01/11/17	500	518
Bank of New York Mellon Corp.
2.50%, 01/15/16 (a)	500	516
3.55%, 09/23/21 (a)	600	622
Bank of Nova Scotia
2.05%, 10/07/15	500	511
2.90%, 03/29/16 (e)	500	521
1.45%, 04/25/18	250	245
Bank One Corp., 7.63%, 10/15/26	500	640
Barclays Bank Plc, 5.13%, 01/08/20	500	560
BB&T Corp.
5.20%, 12/23/15	500	536
1.60%, 08/15/17	500	502
BBVA US Senior SAU, 4.66%, 10/09/15 (e)	400	420
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17 (e)	500	506
4.25%, 01/15/21 (e)	300	327
4.30%, 05/15/43 (e)	400	382
BlackRock Inc.
3.38%, 06/01/22	500	506
3.50%, 03/18/24	400	397
BNP Paribas SA
2.70%, 08/20/18	1,000	1,020
5.00%, 01/15/21	400	444
Boston Properties LP
5.63%, 11/15/20	200	229
3.80%, 02/01/24	500	496
Brandywine Operating Partnership LP, 3.95%, 02/15/23	500	491
Camden Property Trust, 5.00%, 06/15/15	100	105
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	500	515
Capital One Bank USA NA, 3.38%, 02/15/23	500	487
Capital One Financial Corp.
6.15%, 09/01/16	250	279
3.50%, 06/15/23	550	539
Caterpillar Financial Services Corp.
2.75%, 06/24/15	200	206
1.63%, 06/01/17	400	403
7.15%, 02/15/19	500	611
Charles Schwab Corp., 2.20%, 07/25/18	500	504
Cincinnati Financial Corp., 6.13%, 11/01/34	100	112
Citigroup Inc.
2.65%, 03/02/15	1,000	1,018
4.75%, 05/19/15	237	247
1.70%, 07/25/16	300	303
5.85%, 08/02/16	250	276
4.45%, 01/10/17	700	756
6.00%, 08/15/17	250	283
6.13%, 05/15/18	400	460
8.50%, 05/22/19	550	701
5.38%, 08/09/20	300	338
4.50%, 01/14/22	500	530
4.05%, 07/30/22	400	402
3.50%, 05/15/23	400	377
5.88%, 02/22/33	300	319
6.00%, 10/31/33	150	162
CNA Financial Corp., 5.75%, 08/15/21 (e)	400	461
Commonwealth Bank of Australia, 1.25%, 09/18/15	200	202
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13%, 10/13/15	500	512
3.38%, 01/19/17	500	530
2.25%, 01/14/19	500	499
3.88%, 02/08/22	500	518
Corp. Andina de Fomento, 3.75%, 01/15/16	200	209
Council Of Europe Development Bank, 1.50%, 02/22/17	500	507
Credit Suisse New York, 4.38%, 08/05/20	500	540
Credit Suisse USA Inc.
5.13%, 08/15/15	200	212
5.38%, 03/02/16 (e)	500	542
7.13%, 07/15/32	100	135
CubeSmart LP, 4.38%, 12/15/23	400	403
DDR Corp., 4.63%, 07/15/22	300	314
Deutsche Bank AG London, 6.00%, 09/01/17	500	569
Deutsche Bank Financial LLC, 5.38%, 03/02/15	250	260
Discover Bank, 7.00%, 04/15/20	300	354
Duke Realty LP, 3.88%, 10/15/22	200	195

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
ERP Operating LP, 5.75%, 06/15/17	150	169
European Bank for Reconstruction & Development
2.75%, 04/20/15	500	513
2.50%, 03/15/16	200	208
1.00%, 02/16/17	500	501
European Investment Bank
1.63%, 09/01/15 (e)	600	611
1.38%, 10/20/15	400	406
4.88%, 02/16/16	550	595
2.50%, 05/16/16	1,700	1,769
2.13%, 07/15/16	1,000	1,033
1.75%, 03/15/17	500	511
5.13%, 05/30/17	500	562
1.13%, 09/15/17 (e)	1,000	996
1.00%, 06/15/18	700	683
1.88%, 03/15/19	500	498
4.00%, 02/16/21 (e)	500	545
2.50%, 04/15/21	400	398
Export-Import Bank of Korea
4.00%, 01/11/17	500	539
5.00%, 04/11/22 (e)	600	672
Fidelity National Financial Inc., 6.60%, 05/15/17 (e)	400	454
Fifth Third Bancorp, 8.25%, 03/01/38	600	845
FMS Wertmanagement AoeR, 0.63%, 04/18/16	250	250
Ford Motor Credit Co. LLC
2.75%, 05/15/15	600	612
3.98%, 06/15/16	500	530
4.25%, 02/03/17	300	322
3.00%, 06/12/17	300	312
5.00%, 05/15/18	300	331
2.38%, 03/12/19	500	496
4.25%, 09/20/22	300	309
4.38%, 08/06/23 (e)	250	258
Franklin Resources Inc., 3.13%, 05/20/15	300	309
General Electric Capital Corp.
3.50%, 06/29/15	500	518
5.00%, 01/08/16	300	323
5.63%, 09/15/17	1,100	1,248
5.50%, 01/08/20	700	806
4.38%, 09/16/20	550	598
4.63%, 01/07/21	400	440
6.75%, 03/15/32	850	1,093
5.88%, 01/14/38	900	1,061
6.88%, 01/10/39	600	790
6.38%, 11/15/67 (i)	300	330
Genworth Financial Inc., 7.70%, 06/15/20	350	427
Goldman Sachs Group Inc.
3.30%, 05/03/15	500	514
1.60%, 11/23/15	700	707
5.75%, 10/01/16	250	277
6.25%, 09/01/17	500	571
5.95%, 01/18/18	300	340
6.15%, 04/01/18	300	343
7.50%, 02/15/19	600	726
5.38%, 03/15/20	400	446
5.25%, 07/27/21	500	554
5.95%, 01/15/27	450	489
6.13%, 02/15/33 (e)	500	579
6.75%, 10/01/37	1,000	1,146
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	553
6.10%, 10/01/41	75	90
HCP Inc.
6.00%, 01/30/17	150	169
5.38%, 02/01/21	300	336
Health Care REIT Inc.
6.13%, 04/15/20 (e)	400	459
4.50%, 01/15/24 (e)	300	309
Hospitality Properties Trust, 5.63%, 03/15/17	500	548
Host Hotels & Resorts LP, 6.00%, 10/01/21	400	452
HSBC Bank USA NA, 4.88%, 08/24/20	300	326
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (i)	250	260
HSBC Holdings Plc
5.10%, 04/05/21	500	559
4.00%, 03/30/22	500	519
4.25%, 03/14/24	400	401
7.63%, 05/17/32	1,150	1,485
6.10%, 01/14/42	600	732
ING US Inc., 5.70%, 07/15/43 (l)	300	339
Inter-American Development Bank
5.13%, 09/13/16 (e)	650	718
1.13%, 03/15/17	1,000	1,004
3.88%, 02/14/20	700	765
2.13%, 11/09/20	400	396
4.38%, 01/24/44	500	521
IntercontinentalExchange Group Inc., 4.00%, 10/15/23	300	311
International Bank for Reconstruction & Development
2.38%, 05/26/15	200	205
2.13%, 03/15/16 (e)	500	516
0.50%, 05/16/16	700	699
1.00%, 09/15/16	1,000	1,007
0.88%, 04/17/17 (e)	1,000	998
1.13%, 07/18/17	500	500
7.63%, 01/19/23	300	413
International Finance Corp.
2.75%, 04/20/15	200	205
2.13%, 11/17/17	500	513
Intesa Sanpaolo SpA
3.13%, 01/15/16	400	410
5.25%, 01/12/24	500	514
Jefferies Group Inc.
5.13%, 04/13/18	500	543
6.45%, 06/08/27	100	107
John Deere Capital Corp.
2.25%, 06/07/16	400	413
1.40%, 03/15/17	500	504
1.20%, 10/10/17 (e)	500	498
2.75%, 03/15/22	500	487
JPMorgan Chase & Co.
4.75%, 03/01/15	250	259
0.80%, 04/23/15	1,000	1,003
1.35%, 02/15/17	1,000	999
6.00%, 01/15/18	1,750	2,009
6.30%, 04/23/19	500	588
4.40%, 07/22/20	600	647
4.50%, 01/24/22	600	647
3.20%, 01/25/23	500	485
5.60%, 07/15/41	500	567
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	570
KeyCorp, 2.30%, 12/13/18	400	399
Korea Development Bank
3.25%, 03/09/16	500	521
3.75%, 01/22/24	600	607
Korea Finance Corp., 2.88%, 08/22/18	500	513
Kreditanstalt fuer Wiederaufbau
4.88%, 01/17/17	1,200	1,331
1.25%, 02/15/17	1,000	1,008
4.38%, 03/15/18	1,800	2,001
4.88%, 06/17/19	500	571
4.00%, 01/27/20	300	329

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
2.75%, 09/08/20	500	510
2.63%, 01/25/22	700	694
0.00%,06/29/37 (j)	500	210
Landwirtschaftliche Rentenbank
2.50%, 02/15/16	1,000	1,037
5.13%, 02/01/17	500	558
Leucadia National Corp., 6.63%, 10/23/43	300	312
Liberty Property LP, 3.38%, 06/15/23	500	472
Lloyds Bank Plc, 6.38%, 01/21/21	500	601
Markel Corp., 5.00%, 03/30/43	400	394
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	250	273
5.70%, 05/02/17	500	556
6.88%, 04/25/18	1,300	1,533
MetLife Inc.
6.75%, 06/01/16	500	561
7.72%, 02/15/19	500	622
5.70%, 06/15/35	100	116
6.40%, 12/15/36 (i)	100	105
Mid-America Apartments LP, 4.30%, 10/15/23	200	202
Morgan Stanley
5.38%, 10/15/15	500	533
1.75%, 02/25/16	300	304
5.45%, 01/09/17	850	940
4.75%, 03/22/17	800	873
6.63%, 04/01/18	500	583
5.50%, 01/26/20	500	564
5.50%, 07/24/20	500	564
5.75%, 01/25/21	400	458
3.75%, 02/25/23	300	298
7.25%, 04/01/32	387	504
Murray Street Investment Trust I, 4.65%, 03/09/17 (k)	500	540
National Australia Bank Ltd., 1.60%, 08/07/15	600	608
National Rural Utilities Cooperative Finance Corp.
1.10%, 01/27/17	500	498
10.38%, 11/01/18	200	270
Nomura Holdings Inc, 6.70%, 03/04/20	400	469
Northern Trust Corp.
3.45%, 11/04/20	300	316
3.95%, 10/30/25	500	503
Oesterreichische Kontrollbank AG, 1.63%, 03/12/19	500	494
PartnerRe Finance B LLC, 5.50%, 06/01/20	90	100
Perrigo Co. Plc, 5.30%, 11/15/43 (r)	400	421
PNC Bank NA, 4.20%, 11/01/25	300	308
PNC Funding Corp.
5.25%, 11/15/15	250	267
5.63%, 02/01/17	600	664
6.70%, 06/10/19	500	602
Prudential Financial Inc.
4.75%, 09/17/15	500	528
5.38%, 06/21/20	200	227
4.50%, 11/16/21	500	543
5.75%, 07/15/33 (e)	400	450
6.63%, 06/21/40 (e)	200	253
Realty Income Corp.
6.75%, 08/15/19	150	177
5.88%, 03/15/35	300	336
Royal Bank of Canada
2.88%, 04/19/16 (e)	500	521
2.30%, 07/20/16	500	516
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	500	511
Royal Bank of Scotland Plc
6.40%, 10/21/19	200	231
6.13%, 01/11/21	300	350
Simon Property Group LP
5.75%, 12/01/15	400	429
5.25%, 12/01/16	250	275
3.38%, 03/15/22	400	404
6.75%, 02/01/40	100	131
State Street Corp., 3.10%, 05/15/23	500	475
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	600	605
3.20%, 07/18/22	400	394
SunTrust Bank, 1.35%, 02/15/17	500	500
SunTrust Banks Inc., 3.60%, 04/15/16	500	526
Toyota Motor Credit Corp.
3.20%, 06/17/15	500	516
1.25%, 10/05/17	600	595
4.25%, 01/11/21	400	436
2.63%, 01/10/23	300	284
Transatlantic Holdings Inc., 5.75%, 12/14/15 (e)	200	216
Travelers Cos. Inc., 6.25%, 06/15/37	150	187
Travelers Property Casualty Corp., 6.38%, 03/15/33	400	502
Trinity Acquisition Plc, 4.63%, 08/15/23 (e)	350	357
U.S. Bancorp
2.45%, 07/27/15	400	410
1.65%, 05/15/17	400	405
4.13%, 05/24/21	400	430
2.95%, 07/15/22	400	385
U.S. Bank NA, 1.10%, 01/30/17	500	501
UBS AG
5.88%, 07/15/16	250	276
5.88%, 12/20/17	146	167
5.75%, 04/25/18	220	251
4.88%, 08/04/20	391	433
Union Bank NA, 5.95%, 05/11/16	500	551
Validus Holding Ltd., 8.88%, 01/26/40	500	695
Ventas Realty LP, 4.00%, 04/30/19	500	530
Wachovia Bank NA
6.00%, 11/15/17	250	288
5.85%, 02/01/37	250	301
Wells Fargo & Co.
3.68%, 06/15/16 (k)	600	636
1.25%, 07/20/16	690	696
1.50%, 01/16/18	500	495
3.00%, 01/22/21	500	500
4.60%, 04/01/21	500	550
3.50%, 03/08/22	500	510
3.45%, 02/13/23	300	291
4.48%, 01/16/24	775	801
5.38%, 11/02/43	500	527
Westpac Banking Corp., 4.88%, 11/19/19	800	889
Weyerhaeuser Co., 7.38%, 03/15/32	200	257
		153,675
HEALTH CARE - 1.9%
Abbott Laboratories, 5.13%, 04/01/19	750	850
AbbVie Inc.
1.20%, 11/06/15	400	403
1.75%, 11/06/17	400	401
2.00%, 11/06/18 (e)	400	397
2.90%, 11/06/22	400	385
Aetna Inc.
1.50%, 11/15/17 (e)	200	200
4.13%, 06/01/21	500	534
6.63%, 06/15/36	150	189
4.13%, 11/15/42	200	186
Agilent Technologies Inc., 5.00%, 07/15/20	200	219
Amgen Inc.
5.85%, 06/01/17	600	679

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
4.10%, 06/15/21	600	635
6.38%, 06/01/37	400	482
5.15%, 11/15/41	400	412
AstraZeneca Plc
5.90%, 09/15/17	250	287
6.45%, 09/15/37	550	691
Baxter International Inc.
4.25%, 03/15/20	200	217
4.50%, 06/15/43	250	247
Becton Dickinson and Co., 3.25%, 11/12/20	300	308
Boston Scientific Corp.
6.25%, 11/15/15 (l)	300	325
7.38%, 01/15/40	300	396
Bristol-Myers Squibb Co.
5.88%, 11/15/36	67	80
3.25%, 08/01/42	200	163
Cardinal Health Inc.
1.70%, 03/15/18 (e)	400	397
4.60%, 03/15/43	300	295
Celgene Corp., 3.95%, 10/15/20	300	314
Cigna Corp., 4.00%, 02/15/22	500	519
Covidien International Finance SA, 6.00%, 10/15/17 (e)	300	345
Eli Lilly & Co.
5.20%, 03/15/17	400	447
5.55%, 03/15/37	100	115
Express Scripts Holding Co., 3.90%, 02/15/22 (e)	500	512
Express Scripts Inc., 3.13%, 05/15/16	300	313
Genentech Inc., 5.25%, 07/15/35	250	280
Gilead Sciences Inc., 4.40%, 12/01/21	500	540
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	500	574
2.80%, 03/18/23 (e)	950	911
5.38%, 04/15/34	150	171
GlaxoSmithKline Capital Plc, 0.75%, 05/08/15	400	402
Howard Hughes Medical Institute, 3.50%, 09/01/23	250	254
Humana Inc., 7.20%, 06/15/18 (l)	500	595
Johnson & Johnson
3.55%, 05/15/21	350	373
5.95%, 08/15/37	500	622
4.50%, 12/05/43	400	416
McKesson Corp.
5.70%, 03/01/17	100	110
2.85%, 03/15/23	500	470
3.80%, 03/15/24	500	501
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	500	590
Medtronic Inc., 4.45%, 03/15/20	400	439
Merck & Co. Inc.
6.00%, 09/15/17	250	288
2.40%, 09/15/22	400	374
6.50%, 12/01/33 (l)	350	456
6.55%, 09/15/37	300	389
3.60%, 09/15/42	200	175
Mylan Inc., 4.20%, 11/29/23	400	401
Novartis Capital Corp., 4.40%, 05/06/44	470	474
Novartis Securities Investment Ltd., 5.13%, 02/10/19	500	568
Pfizer Inc.
6.20%, 03/15/19 (e)	500	592
7.20%, 03/15/39	500	694
Pharmacia Corp., 6.60%, 12/01/28	50	64
Quest Diagnostic Inc., 4.70%, 04/01/21	500	531
Sanofi SA, 2.63%, 03/29/16	500	520
St. Jude Medical Inc., 4.75%, 04/15/43	750	750
Stryker Corp., 4.10%, 04/01/43	400	384
Teva Pharmaceutical Finance II BV, 3.00%, 06/15/15	500	514
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	170
Thermo Fisher Scientific Inc.
5.00%, 06/01/15	200	210
3.20%, 03/01/16 (e)	300	313
5.30%, 02/01/44	400	431
UnitedHealth Group Inc.
5.38%, 03/15/16	250	272
6.00%, 02/15/18	150	173
1.63%, 03/15/19	500	486
4.70%, 02/15/21	400	441
5.80%, 03/15/36	150	175
5.95%, 02/15/41	450	539
WellPoint Inc.
5.25%, 01/15/16	300	322
4.35%, 08/15/20	200	213
3.30%, 01/15/23	300	288
4.65%, 01/15/43	200	194
Wyeth LLC, 5.95%, 04/01/37	250	303
Zoetis Inc., 1.88%, 02/01/18	300	298
		31,193
INDUSTRIALS - 1.5%
3M Co.
2.00%, 06/26/22	500	466
5.70%, 03/15/37	150	180
Air Lease Corp, 3.38%, 01/15/19	400	406
Boeing Co., 4.88%, 02/15/20	1,000	1,120
Burlington Northern Santa Fe LLC
4.10%, 06/01/21	300	316
3.05%, 09/01/22 (e)	500	479
6.15%, 05/01/37	100	120
5.75%, 05/01/40	400	458
Canadian National Railway Co.
1.45%, 12/15/16	400	405
5.55%, 03/01/19	400	460
Caterpillar Inc.
3.90%, 05/27/21	650	691
3.80%, 08/15/42	128	114
CSX Corp.
6.25%, 04/01/15	30	32
7.38%, 02/01/19	300	365
3.70%, 11/01/23 (e)	200	198
6.00%, 10/01/36	200	235
Dover Corp., 5.38%, 03/01/41	500	563
Eaton Corp.
0.95%, 11/02/15	600	602
1.50%, 11/02/17	300	299
2.75%, 11/02/22	1,100	1,041
4.15%, 11/02/42	100	93
Emerson Electric Co., 2.63%, 02/15/23	360	344
FedEx Corp.
2.63%, 08/01/22	300	280
3.88%, 08/01/42	300	260
GATX Corp., 4.75%, 06/15/22	350	373
General Electric Co.
5.25%, 12/06/17	600	680
2.70%, 10/09/22	500	485
3.38%, 03/11/24	500	503
Honeywell International Inc.
5.00%, 02/15/19	500	566
5.38%, 03/01/41	300	351
Illinois Tool Works Inc., 3.50%, 03/01/24	500	498
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	235

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JB Hunt Transport Services Inc., 3.85%, 03/15/24	500	499
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	399
L-3 Communications Corp., 4.95%, 02/15/21	500	536
Lockheed Martin Corp.
3.35%, 09/15/21	600	612
4.07%, 12/15/42	493	462
Norfolk Southern Corp.
5.90%, 06/15/19	300	348
2.90%, 02/15/23	79	75
4.84%, 10/01/41	624	638
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	232
Owens Corning, 6.50%, 12/01/16	500	552
Pitney Bowes Inc., 5.75%, 09/15/17	76	86
Precision Castparts Corp., 2.50%, 01/15/23	300	280
Raytheon Co., 3.13%, 10/15/20	500	505
Republic Services Inc.
5.00%, 03/01/20	300	332
6.20%, 03/01/40	430	519
Roper Industries Inc., 1.85%, 11/15/17	300	301
Ryder System Inc., 2.35%, 02/26/19	400	396
Union Pacific Corp.
2.25%, 02/15/19	500	500
4.75%, 12/15/43	180	185
4.82%, 02/01/44	332	346
United Parcel Service Inc.
3.13%, 01/15/21	500	513
6.20%, 01/15/38	350	441
United Technologies Corp.
4.88%, 05/01/15	300	314
1.80%, 06/01/17	300	305
6.13%, 02/01/19	250	295
3.10%, 06/01/22 (e)	300	300
6.70%, 08/01/28	50	64
5.70%, 04/15/40	500	597
Waste Management Inc.
6.10%, 03/15/18	200	231
2.90%, 09/15/22 (e)	500	477
		24,558
INFORMATION TECHNOLOGY - 1.3%
Adobe Systems Inc., 4.75%, 02/01/20	300	330
Apple Inc.
1.00%, 05/03/18 (e)	650	630
2.40%, 05/03/23	650	603
Arrow Electronics Inc., 4.50%, 03/01/23	400	407
CA Inc., 4.50%, 08/15/23	400	414
Cisco Systems Inc.
5.50%, 02/22/16	750	819
4.45%, 01/15/20	650	714
5.90%, 02/15/39	250	297
Computer Sciences Corp., 4.45%, 09/15/22	300	306
Corning Inc., 4.75%, 03/15/42	400	409
eBay Inc.
0.70%, 07/15/15 (e)	200	201
1.35%, 07/15/17	200	200
2.60%, 07/15/22	200	190
4.00%, 07/15/42 (e)	200	177
EMC Corp., 1.88%, 06/01/18	1,000	1,000
Fidelity National Information Services Inc., 3.50%, 04/15/23	1,000	950
Harris Corp., 4.40%, 12/15/20	500	527
Hewlett-Packard Co.
2.13%, 09/13/15 (e)	300	306
3.00%, 09/15/16	500	522
4.30%, 06/01/21 (e)	600	627
4.05%, 09/15/22	300	304
Intel Corp.
2.70%, 12/15/22	500	477
4.25%, 12/15/42	400	379
International Business Machines Corp.
0.45%, 05/06/16	600	598
5.70%, 09/14/17	600	687
1.63%, 05/15/20 (e)	600	568
6.22%, 08/01/27	200	243
6.50%, 01/15/28	200	251
4.00%, 06/20/42	500	463
Jabil Circuit Inc., 4.70%, 09/15/22 (e)	300	297
MasterCard Inc., 2.00%, 04/01/19	300	299
Microsoft Corp.
1.63%, 09/25/15 (e)	200	203
0.88%, 11/15/17 (e)	500	493
3.00%, 10/01/20	300	309
5.30%, 02/08/41	550	622
Oracle Corp.
5.75%, 04/15/18	350	403
2.38%, 01/15/19	400	405
3.88%, 07/15/20	300	320
2.50%, 10/15/22	500	470
3.63%, 07/15/23	400	405
5.38%, 07/15/40	500	566
Seagate HDD Cayman, 4.75%, 06/01/23 (r)	500	494
Seagate Technology HDD Holdings, 6.80%, 10/01/16	95	107
Texas Instruments Inc., 2.75%, 03/12/21	500	496
Western Union Co., 5.25%, 04/01/20 (e)	500	543
Xerox Corp., 6.35%, 05/15/18 (e)	500	578
		20,609
MATERIALS - 1.2%
Agrium Inc., 7.13%, 05/23/36	300	374
Airgas Inc.
2.95%, 06/15/16	500	519
2.38%, 02/15/20	500	477
Alcoa Inc.
5.55%, 02/01/17	200	219
6.75%, 07/15/18 (e)	300	342
5.40%, 04/15/21 (e)	400	420
Barrick Gold Corp.
6.95%, 04/01/19	350	411
5.95%, 10/15/39	300	298
BHP Billiton Finance USA Ltd.
5.25%, 12/15/15	90	97
1.63%, 02/24/17 (e)	500	507
5.40%, 03/29/17	200	224
3.25%, 11/21/21	430	435
4.13%, 02/24/42	500	465
CF Industries Inc
3.45%, 06/01/23	250	241
4.95%, 06/01/43	250	243
CRH America Inc., 6.00%, 09/30/16	250	278
Dow Chemical Co.
8.55%, 05/15/19 (l)	197	252
4.13%, 11/15/21 (e)	400	419
7.38%, 11/01/29	400	518
5.25%, 11/15/41	400	418
E.I. du Pont de Nemours & Co.
4.25%, 04/01/21	300	325
2.80%, 02/15/23	400	378
4.90%, 01/15/41	300	321
Ecolab Inc., 5.50%, 12/08/41	500	569
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22	500	478
5.45%, 03/15/43	300	295

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
International Paper Co.
7.95%, 06/15/18 (l)	550	673
8.70%, 06/15/38 (l)	300	433
LyondellBasell Industries NV, 5.00%, 04/15/19	500	557
MeadWestvaco Corp., 7.38%, 09/01/19	500	598
Newmont Mining Corp.
3.50%, 03/15/22	500	454
5.88%, 04/01/35	50	47
6.25%, 10/01/39	400	387
Packaging Corp. of America, 4.50%, 11/01/23	200	207
Plum Creek Timberlands LP, 4.70%, 03/15/21	400	420
PPG Industries Inc., 3.60%, 11/15/20	400	406
Praxair Inc.
5.38%, 11/01/16	500	552
2.20%, 08/15/22	300	277
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15 (e)	250	254
3.75%, 09/20/21	600	618
Rio Tinto Finance USA Plc
2.00%, 03/22/17 (e)	600	612
3.50%, 03/22/22	500	500
RPM International Inc., 6.13%, 10/15/19	200	226
Southern Copper Corp., 7.50%, 07/27/35	150	165
Teck Resources Ltd.
4.50%, 01/15/21	500	515
5.20%, 03/01/42 (e)	400	362
Vale Overseas Ltd.
6.25%, 01/11/16	100	109
6.25%, 01/23/17	150	168
4.63%, 09/15/20 (e)	500	520
8.25%, 01/17/34 (e)	200	241
6.88%, 11/21/36 (e)	400	426
Vale SA, 5.63%, 09/11/42	500	468
		19,718
TELECOMMUNICATION SERVICES - 1.4%
America Movil SAB de CV
2.38%, 09/08/16	500	514
6.38%, 03/01/35 (e)	200	230
6.13%, 03/30/40	300	339
4.38%, 07/16/42 (e)	200	177
AT&T Inc.
2.50%, 08/15/15	800	820
2.40%, 08/15/16 (e)	600	618
2.30%, 03/11/19	500	498
4.45%, 05/15/21	500	540
2.63%, 12/01/22	1,000	930
6.50%, 09/01/37	500	582
4.35%, 06/15/45	1,000	883
British Telecommunications Plc, 9.63%, 12/15/30 (l)	550	850
Deutsche Telekom International Finance BV
5.75%, 03/23/16	250	273
8.75%, 06/15/30 (l)	300	433
Embarq Corp.
7.08%, 06/01/16	300	334
8.00%, 06/01/36	500	522
France Telecom SA, 9.00%, 03/01/31 (l)	250	361
GTE Corp.
6.84%, 04/15/18	250	297
6.94%, 04/15/28	50	60
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	624
Qwest Corp., 7.25%, 09/15/25	110	121
Rogers Communications Inc., 6.80%, 08/15/18	500	594
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	107
Telefonica Emisiones SAU
3.73%, 04/27/15	100	103
3.99%, 02/16/16	400	419
5.13%, 04/27/20	350	378
7.05%, 06/20/36	500	605
Telefonica Europe BV, 8.25%, 09/15/30	200	259
Verizon Communications Inc.
5.55%, 02/15/16	200	218
3.00%, 04/01/16	300	313
2.50%, 09/15/16	500	518
3.65%, 09/14/18	400	426
8.75%, 11/01/18	428	547
4.50%, 09/15/20	100	109
3.45%, 03/15/21	500	507
3.50%, 11/01/21	600	604
2.45%, 11/01/22	500	456
5.15%, 09/15/23	600	657
6.40%, 09/15/33	350	415
6.90%, 04/15/38	300	372
6.00%, 04/01/41	600	680
6.55%, 09/15/43	1,400	1,704
Verizon Florida LLC, 6.86%, 02/01/28	200	226
Verizon Wireless Capital LLC, 8.50%, 11/15/18	300	381
Vodafone Group Plc
5.63%, 02/27/17	400	449
1.50%, 02/19/18	400	393
7.88%, 02/15/30	450	602
6.15%, 02/27/37	300	340
		22,388
UTILITIES - 1.9%
Alabama Power Co., 6.00%, 03/01/39	250	307
Appalachian Power Co., 6.70%, 08/15/37	200	252
Arizona Public Service Co., 4.50%, 04/01/42 (e)	400	400
CenterPoint Energy Houston Electric LLC, 4.50%, 04/01/44	500	513
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	250	270
Commonwealth Edison Co., 5.90%, 03/15/36 (e)	700	849
Commonwealth Edison Co. (insured by AMBAC Assurance Corp.), 5.88%, 02/01/33	300	356
Connecticut Light & Power Co., 5.50%, 02/01/19	360	412
Consolidated Edison Co. of New York Inc.
5.30%, 03/01/35	250	283
5.85%, 03/15/36	300	358
5.50%, 12/01/39	300	342
5.70%, 06/15/40 (e)	100	119
Consumers Energy Co., 5.50%, 08/15/16	25	28
Detroit Edison Co., 5.60%, 06/15/18	250	285
Dominion Gas Holdings LLC, 3.55%, 11/01/23 (e) (r)	200	197
Dominion Resources Inc.
8.88%, 01/15/19	350	443
4.45%, 03/15/21	400	431
7.00%, 06/15/38	200	257
Duke Energy Carolinas LLC
5.30%, 10/01/15 (e)	200	214
7.00%, 11/15/18	100	121
5.30%, 02/15/40	300	343
Duke Energy Corp., 3.95%, 10/15/23	500	513
Duke Energy Indiana Inc., 6.12%, 10/15/35	250	300
Duke Energy Progress Inc., 4.38%, 03/30/44	400	401
Edison International, 3.75%, 09/15/17	300	319
Enersis SA, 7.40%, 12/01/16	150	169
Entergy Arkansas Inc., 3.75%, 02/15/21	400	419
Entergy Corp.
3.63%, 09/15/15 (l)	300	311

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
5.13%, 09/15/20 (l)	500	535
Exelon Corp., 4.90%, 06/15/15	200	209
Exelon Generation Co. LLC
6.20%, 10/01/17	200	226
5.20%, 10/01/19	200	219
4.25%, 06/15/22	60	61
5.60%, 06/15/42	121	126
First Energy Solutions Corp., 6.80%, 08/15/39	200	210
Florida Power & Light Co.
5.63%, 04/01/34	100	119
4.95%, 06/01/35	300	329
5.13%, 06/01/41	400	449
Florida Power Corp.
0.65%, 11/15/15 (e)	200	200
5.65%, 06/15/18	350	401
4.55%, 04/01/20	300	330
Georgia Power Co.
3.00%, 04/15/16	500	522
4.25%, 12/01/19	300	327
Great Plains Energy Inc., 4.85%, 06/01/21	250	270
Hydro Quebec
7.50%, 04/01/16	100	113
9.40%, 02/01/21	250	340
Iberdrola International BV, 6.75%, 07/15/36	150	174
Kentucky Utilities Co., 5.13%, 11/01/40	300	336
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	308
MidAmerican Energy Co., 6.75%, 12/30/31	50	65
Mississippi Power Co., 4.25%, 03/15/42	500	461
National Grid Plc, 6.30%, 08/01/16	150	167
Nevada Power Co., 7.13%, 03/15/19 (e)	250	306
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	600	603
6.00%, 03/01/19 (e)	100	115
NiSource Finance Corp.
6.80%, 01/15/19	300	355
4.45%, 12/01/21	400	418
5.95%, 06/15/41	250	278
Northern States Power Co., 5.25%, 03/01/18	350	395
NSTAR Electric Co., 4.40%, 03/01/44	300	301
Ohio Power Co., 6.00%, 06/01/16	500	553
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	150	186
5.25%, 09/30/40	200	218
Pacific Gas & Electric Co.
6.05%, 03/01/34	500	591
4.45%, 04/15/42	400	393
4.75%, 02/15/44	500	506
PacifiCorp
2.95%, 06/01/23	300	289
3.60%, 04/01/24	300	303
5.75%, 04/01/37	150	180
6.25%, 10/15/37	500	632
Panhandle Eastern Pipeline Co. LP, 6.20%, 11/01/17	500	569
PPL Energy Supply LLC, 5.70%, 10/15/15	440	469
Progress Energy Inc., 7.75%, 03/01/31	300	410
PSEG Power LLC
2.75%, 09/15/16	500	520
8.63%, 04/15/31	75	106
Public Service Co. of Colorado, 4.30%, 03/15/44	400	400
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	235
Puget Sound Energy Inc.
5.76%, 10/01/39 (e)	200	241
4.43%, 11/15/41	250	254
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	232
Sempra Energy
9.80%, 02/15/19	300	397
2.88%, 10/01/22	500	474
South Carolina Electric & Gas Co., 6.05%, 01/15/38	400	496
Southern California Edison Co.
6.00%, 01/15/34	75	92
4.05%, 03/15/42	500	475
Southwestern Electric Power Co.
6.45%, 01/15/19	300	346
6.20%, 03/15/40	200	241
Teco Finance Inc., 5.15%, 03/15/20	200	221
TransAlta Corp., 6.50%, 03/15/40	300	306
Union Electric Co., 6.40%, 06/15/17	100	115
Virginia Electric and Power Co.
5.95%, 09/15/17	250	287
3.45%, 02/15/24	500	499
4.45%, 02/15/44	500	504
Westar Energy Inc., 4.63%, 09/01/43	250	261
Xcel Energy Inc., 4.80%, 09/15/41 (e)	250	257
		30,738
Total Corporate Bonds and Notes (cost $394,115)		409,937

GOVERNMENT AND AGENCY OBLIGATIONS - 71.6%

GOVERNMENT SECURITIES - 41.3%
Federal Farm Credit Bank - 0.1% (w)
Federal Farm Credit Bank
0.50%, 06/23/15	1,000	1,003
0.73%, 08/15/16	205	205
0.54%, 11/07/16	450	447
		1,655
Federal Home Loan Bank - 0.7% (w)
Federal Home Loan Bank
2.75%, 03/13/15	950	973
2.88%, 06/12/15	900	928
0.50%, 11/20/15	1,500	1,503
5.00%, 12/21/15	500	539
5.38%, 05/18/16	500	552
4.75%, 12/16/16	300	331
4.88%, 05/17/17	900	1,007
1.00%, 06/21/17	1,000	998
5.00%, 11/17/17 (e)	855	970
1.25%, 02/28/18	515	510
1.63%, 06/14/19	1,000	982
4.13%, 03/13/20	1,200	1,326
5.50%, 07/15/36	400	491
		11,110
Federal Home Loan Mortgage Corp. - 1.3% (w)
Federal Home Loan Mortgage Corp.
0.50%, 04/17/15 - 01/28/16	1,300	1,303
4.38%, 07/17/15	300	316
1.75%, 09/10/15	1,000	1,021
0.40%, 11/27/15	820	820
4.75%, 01/19/16	1,206	1,302
5.25%, 04/18/16	2,600	2,851
0.75%, 10/05/16	500	500
5.13%, 10/18/16 - 11/17/17	1,420	1,600
1.00%, 03/08/17 (e)	2,000	2,005
1.25%, 05/12/17 - 08/01/19	2,000	1,970
5.50%, 08/23/17 (e)	900	1,029
1.03%, 11/28/17	500	495
1.20%, 06/12/18	350	342
3.75%, 03/27/19	980	1,069
1.40%, 08/22/19	500	481
1.25%, 10/02/19 (e)	1,000	958
1.38%, 05/01/20	1,000	953

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
2.38%, 01/13/22	1,700	1,666
3.06%, 06/14/28	120	108
6.75%, 09/15/29 - 03/15/31	180	250
6.25%, 07/15/32	600	801
		21,840
Federal National Mortgage Association - 1.5% (w)
Federal National Mortgage Association
0.50%, 07/02/15 - 04/29/16	4,050	4,059
2.38%, 07/28/15 - 04/11/16	2,000	2,066
4.38%, 10/15/15	390	414
1.63%, 10/26/15	1,383	1,411
5.00%, 03/15/16 - 02/13/17	1,402	1,554
0.57%, 04/18/16	1,025	1,025
0.52%, 05/27/16	600	599
0.00%, 06/01/17 (j)	1,085	1,039
0.95%, 08/23/17	1,000	991
0.88%, 08/28/17 - 05/21/18	3,500	3,438
1.07%, 09/27/17	750	744
1.00%, 12/28/17 - 04/30/18	2,335	2,287
1.13%, 03/28/18	415	407
1.88%, 09/18/18	1,000	1,010
1.55%, 10/29/19	250	243
7.25%, 05/15/30	540	779
6.63%, 11/15/30	631	867
6.00%, 04/18/36	300	329
Principal Only, 0.00%,10/09/19 (j)	680	586
		23,848
Municipals - 1.1%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	400	525
Bay Area Toll Authority, 6.26%, 04/01/49	200	258
Chicago Transit Authority, 6.90%, 12/01/40	500	591
City of Houston TX Utility System Revenue, 3.83%, 05/15/28	500	506
City of New York
5.97%, 03/01/36	430	508
5.52%, 10/01/37	100	113
City of San Francisco Public Utilities Commission, RB, 6.00%, 11/01/40	200	239
Commonwealth of Massachusetts, Ad Valorem Property Tax, GO, 4.91%, 05/01/29	300	327
Cook County, Illinois, 6.23%, 11/15/34	500	542
Dallas Area Rapid Transit, 5.02%, 12/01/48	400	433
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	239
Dallas County Hospital District, 5.62%, 08/15/44	300	347
Dallas Independent School District, 6.45%, 02/15/35	300	345
Florida Hurricane Catastrophe Fund Finance Corp., 2.11%, 07/01/18	400	402
Indianapolis Local Public Improvement Bond Bank, 6.12%, 01/15/40	295	361
Los Angeles Department of Water & Power, 5.72%, 07/01/39	245	286
Los Angeles Unified School District, 5.75%, 07/01/34	300	352
Los Angeles Unified School District, Ad Valorem Property Tax, GO, 5.76%, 07/01/29	200	234
Metropolitan Transportation Authority, RB
6.55%, 11/15/31	200	245
6.65%, 11/15/39	490	617
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	432
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.), 7.43%, 02/15/29	200	255
New Jersey State Turnpike Authority, 7.10%, 01/01/41	500	679
New Jersey State Turnpike Authority (insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	35	36
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	435	538
New York Dormitory Authority, RB, 5.60%, 03/15/40	200	233
Ohio State University, College & University Revenue, 4.91%, 06/01/40	400	432
Oregon State Department of Transportation, 5.83%, 11/15/34	300	356
Port Authority of New York & New Jersey, GO
6.04%, 12/01/29	200	242
4.46%, 10/01/62	300	281
Southern California Public Power Authority (insured by Assured Guaranty Municipal Corp.), 6.93%, 05/15/17	350	405
State of California
5.75%, 03/01/17	500	562
7.60%, 11/01/40	800	1,126
State of Connecticut, GO
5.09%, 10/01/30	250	265
5.85%, 03/15/32	200	234
State of Georgia, GO, 4.50%, 11/01/25	300	330
State of Illinois
4.96%, 03/01/16	500	534
5.10%, 06/01/33	700	691
State of Illinois, Transit Improvements, GO, 7.35%, 07/01/35	400	467
State of Texas, 5.52%, 04/01/39	465	553
State of Utah, 3.54%, 07/01/25	500	507
University of California, RB
1.80%, 07/01/19	500	490
6.55%, 05/15/48	300	370
		17,488
Sovereign - 2.3%
African Development Bank
1.25%, 09/02/16	1,000	1,012
0.75%, 10/18/16	130	130
Asian Development Bank
1.13%, 03/15/17	500	502
1.38%, 03/23/20	500	477
Brazil Government International Bond
6.00%, 01/17/17	500	556
5.88%, 01/15/19	700	787
4.88%, 01/22/21	500	532
10.13%, 05/15/27	535	811
Chile Government International Bond, 3.88%, 08/05/20 (e)	500	531
Colombia Government International Bond
11.75%, 02/25/20	300	434
8.13%, 05/21/24 (e)	400	520
Export Development Canada, 2.25%, 05/28/15	200	205
Federal Republic of Brazil, 12.25%, 03/06/30 (e)	220	381
International Finance Corp., 0.50%, 05/16/16	1,000	997
Israel Government AID Bond, 5.50%, 04/26/24	142	169
Israel Government International Bond, 4.00%, 06/30/22 (e)	500	522
Italy Government International Bond
6.88%, 09/27/23	450	546
5.38%, 06/15/33	500	551
Japan Bank for International Cooperation, 1.13%, 07/19/17 (e)	500	498
Japan Finance Corp., 2.50%, 05/18/16 (e)	500	518

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	500	540
KFW, 0.50%, 04/19/16	1,000	1,000
Kreditanstalt fuer Wiederaufbau, 0.50%, 09/30/15	1,000	1,002
Mexico Government International Bond
5.63%, 01/15/17 (e)	750	834
5.13%, 01/15/20 (e)	600	668
3.50%, 01/21/21	750	759
8.30%, 08/15/31	300	419
4.75%, 03/08/44	1,306	1,241
Nordic Investment Bank, 5.00%, 02/01/17	300	334
Oesterreichische Kontrollbank AG, 4.88%, 02/16/16	1,000	1,081
Panama Government International Bond
5.20%, 01/30/20	500	554
6.70%, 01/26/36	400	470
Peru Government International Bond
8.38%, 05/03/16	500	571
7.13%, 03/30/19	200	241
6.55%, 03/14/37 (e)	250	301
Philippine Government International Bond
9.38%, 01/18/17	400	486
6.50%, 01/20/20 (e)	400	475
9.50%, 02/02/30 (e)	800	1,245
Poland Government International Bond
5.00%, 10/19/15	250	266
5.13%, 04/21/21	400	442
5.00%, 03/23/22 (e)	500	546
Province of British Columbia, Canada
2.85%, 06/15/15	200	206
1.20%, 04/25/17	300	301
6.50%, 01/15/26	70	90
Province of Manitoba, Canada, 2.63%, 07/15/15 (e)	500	515
Province of New Brunswick, Canada, 5.20%, 02/21/17	250	279
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	341
Province of Ontario, Canada
5.45%, 04/27/16	750	824
4.95%, 11/28/16 (e)	300	331
3.15%, 12/15/17	500	530
1.20%, 02/14/18 (e)	500	493
4.40%, 04/14/20	200	221
Province of Quebec, Canada
4.60%, 05/26/15	500	524
7.50%, 07/15/23 (e)	100	131
7.13%, 02/09/24	250	321
Republic of Colombia, 7.38%, 01/27/17 (e)	500	577
Republic of Korea
5.13%, 12/07/16	150	166
5.63%, 11/03/25	250	296
South Africa Government International Bond
5.50%, 03/09/20 (e)	200	217
4.67%, 01/17/24 (e)	1,000	990
Svensk Exportkredit AB, 5.13%, 03/01/17	200	223
Tennessee Valley Authority
5.50%, 07/18/17	250	285
5.38%, 04/01/56	1,000	1,137
Turkey Government International Bond
7.00%, 09/26/16 (e)	300	329
3.25%, 03/23/23	1,200	1,049
8.00%, 02/14/34	500	606
4.88%, 04/16/43	1,500	1,275
6.63%, 02/17/45	200	211
Uruguay Government International Bond
8.00%, 11/18/22 (e)	496	629
4.13%, 11/20/45	200	162
		37,413
U.S. Treasury Securities - 34.3%
U.S. Treasury Bond
9.25%, 02/15/16	367	428
7.25%, 05/15/16	1,014	1,158
7.50%, 11/15/16	520	611
8.75%, 05/15/17	634	786
8.88%, 08/15/17	300	377
9.13%, 05/15/18	315	413
9.00%, 11/15/18	800	1,066
8.50%, 02/15/20	926	1,264
7.88%, 02/15/21	806	1,099
8.00%, 11/15/21	310	432
6.25%, 08/15/23	2,056	2,684
6.00%, 02/15/26	1,390	1,827
6.50%, 11/15/26	660	909
6.63%, 02/15/27	545	759
6.38%, 08/15/27	194	266
6.13%, 11/15/27 - 08/15/29	1,272	1,722
5.50%, 08/15/28	1,117	1,428
5.25%, 11/15/28 - 02/15/29	1,445	1,806
4.50%, 02/15/36 - 08/15/39	2,684	3,152
4.75%, 02/15/37 - 02/15/41	3,785	4,614
3.50%, 02/15/39	356	357
4.25%, 05/15/39 - 11/15/40	2,565	2,905
4.38%, 11/15/39 - 05/15/41	5,825	6,725
4.63%, 02/15/40	2,740	3,284
3.88%, 08/15/40	49	52
3.75%, 08/15/41 - 11/15/43	3,493	3,630
3.13%, 11/15/41 - 02/15/43	9,964	9,211
3.00%, 05/15/42	2,675	2,411
2.75%, 08/15/42 - 11/15/42	4,818	4,111
2.88%, 05/15/43	4,845	4,228
3.63%, 08/15/43 - 02/15/44	5,090	5,152
U.S. Treasury Note
0.38%, 03/15/15 - 03/15/16	24,978	25,022
0.25%, 03/31/15 - 05/15/16	45,339	45,323
2.50%, 03/31/15 - 08/15/23	8,568	8,658
0.13%, 04/30/15	4,250	4,249
4.13%, 05/15/15	2,583	2,697
2.13%, 05/31/15 - 08/15/21	18,044	18,212
0.38%, 06/15/15 (e)	11,900	11,931
1.88%, 06/30/15 - 10/31/17	11,731	12,003
1.75%, 07/31/15 - 05/15/23	16,908	16,469
4.25%, 08/15/15 - 11/15/17	4,168	4,476
1.25%, 08/31/15 - 02/29/20	18,549	18,542
4.50%, 11/15/15 - 02/15/16	2,160	2,319
9.88%, 11/15/15	447	516
1.38%, 11/30/15 - 05/31/20	26,705	26,467
2.00%, 01/31/16 - 02/15/23	27,946	27,563
0.25%, 02/29/16 (e)	1,500	1,496
2.63%, 02/29/16 (e)	1,200	1,251
2.25%, 03/31/16 - 07/31/18	4,710	4,873
2.38%, 03/31/16 - 12/31/20	6,822	7,034
5.13%, 05/15/16	239	262
0.50%, 06/15/16 - 07/31/17	8,100	8,030
1.50%, 06/30/16 - 02/28/19	21,355	21,390
3.25%, 06/30/16 - 03/31/17	6,141	6,545
0.63%, 07/15/16 - 04/30/18	40,614	40,193
4.88%, 08/15/16	217	239
1.00%, 08/31/16 - 11/30/19	20,296	20,124
3.00%, 08/31/16 - 02/28/17	5,930	6,279
0.88%, 09/15/16 - 07/31/19	26,904	26,659
3.13%, 10/31/16 - 05/15/21	10,993	11,689
4.63%, 11/15/16 - 02/15/17	4,211	4,651
2.75%, 11/30/16 - 11/15/23	16,321	16,899
0.75%, 01/15/17 - 03/31/18	23,577	23,213

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
2.75%, 12/31/17 - 02/15/24 (e)	4,270	4,384
2.63%, 01/31/18 - 11/15/20	8,493	8,785
3.50%, 02/15/18 - 05/15/20	6,844	7,413
2.88%, 03/31/18	1,624	1,720
3.88%, 05/15/18	1,600	1,760
3.75%, 11/15/18	3,000	3,290
1.50%, 03/31/19 (e)	2,050	2,027
3.63%, 08/15/19 - 02/15/21	9,385	10,226
3.38%, 11/15/19	1,610	1,736
1.13%, 12/31/19 - 04/30/20	7,960	7,556
1.63%, 08/15/22 - 11/15/22	9,778	9,061
		552,099
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 30.3%
Federal Home Loan Mortgage Corp. - 7.8%
Federal Home Loan Mortgage Corp.
6.50%, 06/01/14 - 03/01/39	1,430	1,602
7.00%, 08/01/15 - 08/01/37	154	168
6.00%, 12/01/16 - 05/01/40	4,695	5,213
5.00%, 09/01/17 - 04/01/40	10,896	11,829
4.50%, 01/01/18 - 06/01/41	16,530	17,660
5.50%, 01/01/18 - 02/01/40	7,715	8,493
4.00%, 04/01/19 - 02/01/44	17,341	18,086
3.50%, 10/01/25 - 01/01/44	15,330	15,583
3.00%, 01/01/27 - 10/01/43	17,324	17,034
2.50%, 08/01/27 - 01/01/43	6,222	6,210
2.50%, 04/15/29, TBA (g)	4,300	4,298
3.00%, 04/15/29 - 04/15/44 , TBA (g)	8,550	8,387
3.50%, 04/15/29 - 04/15/44 , TBA (g)	7,100	7,140
7.50%, 11/01/31 - 04/01/32	106	121
2.51%, 01/01/37 (i)	10	10
6.20%, 01/01/37 (i)	18	18
5.68%, 02/01/37 (i)	117	122
2.68%, 01/01/42 (i)	256	269
4.00%, 04/15/44, TBA (g)	3,000	3,113
4.50%, 04/15/44, TBA (g)	600	640
5.00%, 04/15/44, TBA (g)	500	544
		126,540
Federal National Mortgage Association - 13.8%
Federal National Mortgage Association
6.00%, 01/01/16 - 07/01/40	8,000	8,902
5.50%, 04/01/16 - 06/01/40	10,780	11,906
6.50%, 09/01/16 - 03/01/40	2,950	3,329
5.00%, 10/01/17 - 05/01/41	15,490	16,912
4.50%, 02/01/18 - 11/01/41	25,324	27,062
4.00%, 07/01/18 - 05/01/42	26,093	27,254
2.50%, 12/01/21 - 07/01/33	5,032	5,021
3.50%, 09/01/25 - 02/01/44	30,131	30,622
3.00%, 11/01/26 - 12/01/43	31,437	30,799
2.50%, 04/15/29 - 04/15/44 , TBA (g)	11,900	11,809
3.00%, 04/15/29 - 04/15/44 , TBA (g)	14,300	14,102
3.50%, 04/15/29 - 04/15/44 , TBA (g)	11,900	12,000
7.00%, 02/01/31 - 04/01/39	326	351
2.44%, 05/01/35 (i)	76	81
2.56%, 05/01/35 (i)	41	44
2.39%, 10/01/35 (i)	168	178
2.42%, 02/01/37 (i)	228	242
2.45%, 02/01/37 - 10/01/42 (i)	117	118
2.46%, 02/01/37 (i)	35	37
2.59%, 04/01/37 (i)	42	45
7.50%, 11/01/37	10	11
2.25%, 01/01/38 (i)	274	294
1.55%, 03/01/38 (i)	561	589
3.71%, 07/01/39 (i)	639	684
3.88%, 12/01/39 (i)	166	178
3.69%, 02/01/40 (i)	576	616
3.37%, 03/01/40 (i)	220	235
4.29%, 03/01/40 (i)	297	317
3.12%, 06/01/40 (i)	129	137
3.25%, 07/01/40 (i)	315	337
3.59%, 08/01/40 - 05/01/41 (i)	386	408
3.21%, 12/01/40 (i)	185	195
2.82%, 01/01/41 (i)	228	238
3.48%, 02/01/41 (i)	215	225
2.51%, 07/01/41 (i)	431	450
2.83%, 01/01/42 (i)	383	396
2.18%, 05/01/43 (i)	391	394
2.74%, 11/01/43 (i)	290	298
4.00%, 04/15/44, TBA (g)	11,470	11,916
4.50%, 04/15/44, TBA (g)	1,700	1,814
5.00%, 04/15/44, TBA (g)	1,000	1,090
		221,636
Government National Mortgage Association - 8.7%
Government National Mortgage Association
5.50%, 01/15/24 - 07/20/43	7,109	7,899
4.00%, 08/15/24 - 01/20/42	13,703	14,435
3.50%, 12/15/25 - 04/20/43	19,235	19,673
4.50%, 04/20/26 - 06/20/43	20,078	21,701
3.00%, 04/15/27 - 03/20/44	11,056	10,983
2.50%, 09/20/27 - 07/20/43	1,616	1,613
8.00%, 04/15/30	8	8
8.50%, 06/15/30 - 12/15/30	4	5
6.50%, 01/15/32 - 10/15/38	725	832
6.00%, 05/15/32 - 12/20/40	3,859	4,353
5.00%, 03/15/33 - 07/20/43	14,382	15,767
7.00%, 11/15/36	27	30
3.50%, 07/20/40 - 03/20/41 (i)	737	776
1.63%, 11/20/40 (i)	340	354
2.50%, 12/20/40 - 01/20/43 (i)	909	938
3.00%, 01/20/41 - 07/20/42 (i)	2,372	2,469
2.00%, 10/20/42 - 06/20/43 (i)	1,120	1,165
2.50%, 04/15/44, TBA (g)	200	189
3.00%, 04/15/44, TBA (g)	13,300	13,080
3.50%, 04/15/44, TBA (g)	9,700	9,897
4.00%, 04/15/44, TBA (g)	7,600	7,983
4.50%, 04/15/44, TBA (g)	3,700	3,989
5.00%, 04/15/44, TBA (g)	1,200	1,308
		139,447
Total Government and Agency Obligations (cost $1,146,786)		1,153,076

SHORT TERM INVESTMENTS - 10.2%
Investment Companies - 7.1%
JNL Money Market Fund, 0.01% (a) (h)	114,301	114,301

Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	49,870	49,870
Total Short Term Investments (cost $164,171)		164,171

Total Investments - 109.8% (cost $1,743,769)		1,767,454
Total Forward Sales Commitments - (0.9%) (proceeds $13,825)		(13,791)
Other Assets and Liabilities, Net - (8.9%)		(143,605)
Total Net Assets - 100.0%		$1,610,058

FORWARD SALES COMMITMENTS - 0.9%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.9%
U.S. Government Agency Mortgage-Backed Securities - 0.9%
Federal Home Loan Mortgage Corp. - 0.1%
Federal Home Loan Mortgage Corp.
4.00%, 04/15/29, TBA (g)	$500	$528

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
4.50%, 04/15/29, TBA (g)	400	423
5.00%, 04/15/29, TBA (g)	200	212
5.50%, 04/15/44, TBA (g)	700	770
		1,933
Federal National Mortgage Association - 0.1%
Federal National Mortgage Association
4.00%, 04/15/29, TBA (g)	300	317
4.50%, 04/15/29, TBA (g)	600	636
5.00%, 04/15/29, TBA (g)	600	637
		1,590
Government National Mortgage Association - 0.7%
Government National Mortgage Association
4.50%, 04/15/44, TBA (g)	2,900	3,127
5.00%, 04/15/44, TBA (g)	3,700	4,042
5.50%, 04/15/44, TBA (g)	2,800	3,099
		10,268
Total Forward Sales Commitments - 0.9% (proceeds $13,825)		$13,791

JNL/Mellon Capital Global Alpha Fund

PURCHASED OPTIONS - 0.7%
10-Year U.S. Treasury Note Future Call Option, Strike Price 115, Expiration 05/23/14	98	$834
Total Purchased Options (cost $872)		834

SHORT TERM INVESTMENTS - 100.9%
Federal Home Loan Bank - 20.7% (w)
Federal Home Loan Bank
0.11%, 05/21/14	$19,000	18,999
0.08%, 09/24/14	5,900	5,899
		24,898
Federal Home Loan Mortgage Corp. - 22.8% (w)
Federal Home Loan Mortgage Corp., 0.11%, 05/12/14 - 07/08/14	27,500	27,498

Federal National Mortgage Association - 20.5% (w)
Federal National Mortgage Association
0.10%, 04/30/14	5,200	5,200
0.13%, 06/18/14	6,070	6,070
0.08%, 07/14/14	8,450	8,449
0.07%, 07/16/14	5,000	4,999
		24,718
Investment Company - 15.1%
JNL Money Market Fund, 0.01% (a) (h)	18,188	18,188

Treasury Securities - 21.8%
U.S. Treasury Bill
0.04%, 05/22/14	$3,925	3,925
0.04%, 06/26/14 (o)	22,255	22,253
		26,178
Total Short Term Investments (cost $121,468)		121,480
Total Investments - 101.6% (cost $122,340)		122,314
Other Assets and Liabilities, Net - (1.6%)		(1,869)
Total Net Assets - 100.0%		$120,445

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 12.0%
American Public Education Inc. (c)	29	$1,032
Apollo Education Group Inc. - Class A (c)	40	1,356
Capella Education Co.	19	1,188
Corinthian Colleges Inc. (c) (e)	858	1,184
Deckers Outdoor Corp. (c)	15	1,179
DIRECTV (c)	18	1,345
Goodyear Tire & Rubber Co.	48	1,244
Grand Canyon Education Inc. (c)	27	1,279
Hillenbrand Inc.	43	1,382
ITT Educational Services Inc. (c) (e)	40	1,155
K12 Inc. (c)	60	1,361
Kohl’s Corp.	25	1,407
Outerwall Inc. (c) (e)	18	1,279
Strayer Education Inc. (c)	35	1,634
Tenneco Inc. (c)	22	1,262
Weight Watchers International Inc. (e)	42	854
		20,141
CONSUMER STAPLES - 2.5%
CVS Caremark Corp.	18	1,365
Kroger Co.	34	1,489
Medifast Inc. (c)	47	1,379
		4,233
ENERGY - 8.9%
Chesapeake Energy Corp.	51	1,316
Dril-Quip Inc. (c)	13	1,402
Halliburton Co.	24	1,395
Helmerich & Payne Inc.	14	1,518
Northern Oil and Gas Inc. (c) (e)	82	1,205
Patterson-UTI Energy Inc.	44	1,406
SM Energy Co.	14	1,030
Tesoro Corp.	26	1,305
Warren Resources Inc. (c)	339	1,627
Whiting Petroleum Corp. (c)	21	1,447
World Fuel Services Corp.	28	1,231
		14,882
FINANCIALS - 13.4%
Alleghany Corp. (c)	3	1,371
American National Insurance Co.	12	1,332
Aspen Insurance Holdings Ltd.	33	1,304
Assured Guaranty Ltd.	54	1,369
Axis Capital Holdings Ltd.	29	1,340
Berkshire Hathaway Inc. (c)	11	1,380
Employer Holdings Inc.	53	1,074
Franklin Resources Inc.	24	1,307
Hanover Insurance Group Inc.	22	1,350
Navigators Group Inc. (c)	21	1,280
PartnerRe Ltd.	13	1,314
Portfolio Recovery Associates Inc. (c)	25	1,435
Selective Insurance Group Inc.	57	1,326
Stifel Financial Corp. (c)	27	1,323
T. Rowe Price Group Inc.	16	1,294
Unum Group	38	1,335
XL Group Plc	44	1,371
		22,505
HEALTH CARE - 12.1%
Amsurg Corp. (c)	30	1,423
Chemed Corp. (e)	17	1,496
CIGNA Corp.	17	1,393
Dentsply International Inc.	28	1,283

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Express Scripts Holding Co. (c)	17	1,256
Health Net Inc. (c)	40	1,357
HealthSouth Corp.	39	1,385
IPC The Hospitalist Co. Inc. (c)	23	1,134
Magellan Health Services Inc. (c)	22	1,280
Myriad Genetics Inc. (c) (e)	41	1,403
PharMerica Corp. (c)	55	1,537
Triple-S Management Corp. (c)	82	1,316
United Therapeutics Corp. (c)	12	1,167
VCA Antech Inc. (c)	40	1,287
WellPoint Inc.	15	1,477
		20,194
INDUSTRIALS - 15.3%
Alliant Techsystems Inc.	10	1,350
Blount International Inc. (c)	105	1,244
CBIZ Inc. (c)	143	1,310
CIRCOR International Inc.	17	1,277
Comfort Systems USA Inc.	81	1,229
Deere & Co.	15	1,340
EnerNOC Inc. (c)	57	1,259
Greenbrier Cos. Inc. (c)	34	1,553
Griffon Corp.	103	1,235
Joy Global Inc. (e)	23	1,321
Korn/Ferry International (c)	54	1,595
Manpower Inc.	17	1,303
Moog Inc. - Class A (c)	21	1,364
MYR Group Inc. (c)	53	1,351
Navigant Consulting Inc. (c)	73	1,367
Quanta Services Inc. (c)	40	1,470
Regal-Beloit Corp.	18	1,277
Southwest Airlines Co.	60	1,410
United Stationers Inc.	31	1,264
		25,519
INFORMATION TECHNOLOGY - 30.6%
Amdocs Ltd.	29	1,328
Apple Inc.	2	1,263
Arrow Electronics Inc. (c)	23	1,368
Avnet Inc.	29	1,368
CA Inc.	38	1,173
CACI International Inc. - Class A (c)	18	1,295
Cirrus Logic Inc. (c) (e)	69	1,373
Cognizant Technology Solutions Corp. - Class A (c)	26	1,300
Computer Sciences Corp.	21	1,251
Constant Contact Inc. (c)	46	1,128
Corning Inc.	66	1,382
CSG Systems International Inc.	48	1,243
Ebix Inc. (e)	85	1,456
F5 Networks Inc. (c)	11	1,222
Fabrinet (c)	69	1,440
First Solar Inc. (c)	24	1,669
FLIR Systems Inc.	41	1,472
Global Payments Inc.	19	1,341
GSI Group Inc. (c)	112	1,463
Ingram Micro Inc. - Class A (c)	49	1,442
Juniper Networks Inc. (c)	46	1,175
Kulicke & Soffa Industries Inc. (c)	109	1,379
MicroStrategy Inc. (c)	10	1,110
Omnivision Technologies Inc. (c)	84	1,485
Oracle Corp.	33	1,364
Polycom Inc. (c)	98	1,345
Power Integrations Inc.	21	1,357
QLogic Corp. (c)	111	1,411
QUALCOMM Inc.	17	1,307
Red Hat Inc. (c)	22	1,162
Riverbed Technology Inc. (c)	64	1,256
Rogers Corp. (c)	22	1,359
SanDisk Corp.	17	1,382
Sapient Corp. (c)	80	1,361
Skyworks Solutions Inc. (c)	39	1,479
Western Digital Corp.	15	1,357
Xerox Corp.	117	1,327
Zebra Technologies Corp. - Class A (c) (e)	23	1,590
		51,183
MATERIALS - 4.0%
Ball Corp.	24	1,289
CF Industries Holdings Inc.	5	1,427
Freeport-McMoRan Copper & Gold Inc.	39	1,279
Kaiser Aluminum Corp.	19	1,341
Olin Corp. (e)	50	1,369
		6,705
TELECOMMUNICATION SERVICES - 0.9%
Frontier Communications Corp.	274	1,565
Total Common Stocks (cost $150,469)		166,927

SHORT TERM INVESTMENTS - 8.1%
Investment Companies - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	1,300	1,300

Securities Lending Collateral - 7.3%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	12,221	12,221
Total Short Term Investments (cost $13,521)		13,521
Total Investments - 107.8% (cost $163,990)		180,448
Other Assets and Liabilities, Net - (7.8%)		(13,032)
Total Net Assets - 100.0%		$167,416

JNL/Mellon Capital Utilities Sector Fund

COMMON STOCKS - 98.9%
UTILITIES - 98.9%
AES Corp.	8	$120
AGL Resources Inc.	2	75
Allete Inc.	—	26
Alliant Energy Corp.	1	81
Ameren Corp.	3	128
American Electric Power Co. Inc.	6	315
American Water Works Co. Inc.	2	102
Aqua America Inc.	2	56
Atmos Energy Corp.	1	60
Avista Corp.	1	24
Black Hills Corp.	1	33
Calpine Corp. (c)	4	92
CenterPoint Energy Inc.	5	130
Cleco Corp.	1	38
CMS Energy Corp.	3	99
Consolidated Edison Inc.	4	201
Dominion Resources Inc.	7	526
DTE Energy Co.	2	165
Duke Energy Corp.	9	641
Dynegy Inc. (c)	1	31
Edison International	4	236
El Paso Electric Co.	1	19
Entergy Corp.	2	153
Exelon Corp.	11	367
FirstEnergy Corp.	5	182
Great Plains Energy Inc.	2	53
Hawaiian Electric Industries Inc.	1	32

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
IDACORP Inc.	1	35
Integrys Energy Group Inc.	1	61
ITC Holdings Corp.	2	76
National Fuel Gas Co.	1	75
New Jersey Resources Corp.	1	26
NextEra Energy Inc.	6	531
NiSource Inc.	4	143
Northeast Utilities	4	183
Northwest Natural Gas Co.	—	13
NorthWestern Corp.	—	23
NRG Energy Inc.	4	132
ONE Gas Inc. (c)	1	22
Pepco Holdings Inc.	3	64
PG&E Corp.	6	252
Piedmont Natural Gas Co. Inc.	1	34
Pinnacle West Capital Corp.	1	77
PNM Resources Inc.	1	28
Portland General Electric Co.	1	32
PPL Corp.	8	267
Public Service Enterprise Group Inc.	6	246
Questar Corp.	2	53
SCANA Corp.	2	91
Sempra Energy	3	281
South Jersey Industries Inc.	—	24
Southern Co.	11	497
Southwest Gas Corp.	1	31
TECO Energy Inc.	2	43
UGI Corp.	1	66
UIL Holdings Corp.	1	27
UNS Energy Corp.	1	32
Vectren Corp.	1	41
Westar Energy Inc.	2	58
WGL Holdings Inc.	1	24
Wisconsin Energy Corp.	3	135
Xcel Energy Inc.	6	193
Total Common Stocks (cost $7,461)		7,901

SHORT TERM INVESTMENTS - 3.0%
Investment Company - 3.0%
JNL Money Market Fund, 0.01% (a) (h)	240	240
Total Short Term Investments (cost $240)		240
Total Investments - 101.9% (cost $7,701)		8,141
Other Assets and Liabilities, Net - (1.9%)		(150)
Total Net Assets - 100.0%		$7,991

JNL/Morgan Stanley Mid Cap Growth Fund

COMMON STOCKS - 94.3%
CONSUMER DISCRETIONARY - 17.5%
Aimia Inc.	153	$2,450
ASOS Plc (c)	14	1,229
Carter’s Inc.	88	6,855
Dollar Tree Inc. (c)	113	5,892
Dunkin’ Brands Group Inc.	138	6,941
Groupon Inc. - Class A (c) (e)	581	4,551
Moncler SpA (c)	171	2,918
Pandora Media Inc. (c)	45	1,355
Panera Bread Co. - Class A (c)	35	6,220
Tesla Motors Inc. (c) (e)	39	8,078
TripAdvisor Inc. (c)	29	2,623
zulily Inc. - Class A (c) (e)	41	2,079
		51,191
CONSUMER STAPLES - 7.0%
Keurig Green Mountain Inc.	34	3,617
McCormick & Co. Inc.	80	5,741
Mead Johnson Nutrition Co.	96	7,966
Monster Beverage Corp. (c)	46	3,193
		20,517
ENERGY - 0.9%
Range Resources Corp.	33	2,701

FINANCIALS - 6.3%
Arch Capital Group Ltd. (c)	100	5,732
MSCI Inc. - Class A (c)	161	6,910
Progressive Corp.	242	5,855
		18,497
HEALTH CARE - 16.5%
Alnylam Pharmaceuticals Inc. (c)	11	721
athenahealth Inc. (c)	61	9,746
Endo International Plc (c)	103	7,062
Illumina Inc. (c)	122	18,143
Intercept Pharmaceuticals Inc. (c)	1	397
Intuitive Surgical Inc. (c)	22	9,434
Ironwood Pharmaceuticals Inc. - Class A (c)	128	1,576
Pharmacyclics Inc. (c)	5	527
Seattle Genetics Inc. (c)	16	735
		48,341
INDUSTRIALS - 14.9%
Colfax Corp. (c)	47	3,317
Edenred	240	7,536
IHS Inc. - Class A (c)	56	6,775
Intertek Group Plc	129	6,643
Qualicorp SA (c)	222	2,231
SolarCity Corp. (c) (e)	18	1,156
Stericycle Inc. (c)	22	2,518
TransDigm Group Inc.	38	7,101
Verisk Analytics Inc. - Class A (c)	104	6,261
		43,538
INFORMATION TECHNOLOGY - 30.0%
3D Systems Corp. (c) (e)	32	1,899
Akamai Technologies Inc. (c)	125	7,262
FireEye Inc. (c)	93	5,736
FleetCor Technologies Inc. (c)	56	6,428
Flipkart (c) (f) (q)	11	253
Gartner Inc. - Class A (c)	107	7,455
LinkedIn Corp. - Class A (c)	38	6,996
MercadoLibre Inc. (e)	18	1,702
Motorola Solutions Inc.	130	8,366
NetSuite Inc. (c)	25	2,328
Palantir Technologies Inc. (c) (f) (q)	22	138
Palantir Technologies Inc. (c) (f) (q)	22	138
Palo Alto Networks Inc. (c)	22	1,535
Qihoo 360 Technology Co. Ltd. - ADR (c)	56	5,573
ServiceNow Inc. (c)	51	3,077
Solera Holdings Inc.	134	8,500
Splunk Inc. (c)	42	3,024
Stratasys Ltd. (c)	11	1,137
Tableau Software Inc. - Class A (c)	8	577
Twitter Inc. (c) (e)	91	4,266
Workday Inc. - Class A (c)	33	3,058
Yandex NV - Class A (c)	102	3,069
Youku Inc. - ADR (c) (e)	128	3,577
Zynga Inc. - Class A (c)	378	1,625
		87,719

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MATERIALS - 1.2%
Martin Marietta Materials Inc.	26	3,338
Total Common Stocks (cost $261,934)		275,842

PREFERRED STOCKS - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Dropbox Inc., Series A-1 (c) (f) (q) (v)	4	85
Dropbox Inc. (c) (f) (q)	25	483
Palantir Technologies Inc. (c) (f) (q)	5	32
Total Preferred Stocks (cost $539)		600

PURCHASED OPTIONS - 0.1%
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/12/14, RBS (q)	2,171,204	6
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/15/14, RBS (q)	27,086,543	78
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/17/14, RBS (q)	30,567,679	88
Total Purchased Options (cost $188)		172

SHORT TERM INVESTMENTS - 12.8%
Investment Companies - 5.4%
JNL Money Market Fund, 0.01% (a) (h)	15,949	15,949

Securities Lending Collateral - 7.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	21,508	21,508
Total Short Term Investments (cost $37,457)		37,457
Total Investments - 107.4% (cost $300,118)		314,071
Other Assets and Liabilities, Net - (7.4%)		(21,650)
Total Net Assets - 100.0%		$292,421

JNL/Neuberger Berman Strategic Income Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 20.5%
Accredited Mortgage Loan Trust REMIC, 0.47%, 12/25/35 (i)	$174	$161
Aegis Asset Backed Securities Trust REMIC, 0.70%, 03/25/35 (i)	645	570
American Airlines Pass-Through Trust, 4.95%, 01/15/23 (r)	2,154	2,316
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 3.00%, 09/25/33 (i)	612	579
Argent Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.05%, 10/25/34 (i)	755	694
Asset Backed Securities Corp. Home Equity REMIC, 0.35%, 01/25/36 (i)	124	118
Asset-Backed Pass-Through Certificates REMIC, 0.84%, 04/25/34 (i)	447	423
Banc of America Commercial Mortgage Trust REMIC
5.36%, 10/10/45	250	266
5.41%, 09/10/47	1,575	1,700
Bear Stearns Asset Backed Securities I Trust REMIC
0.59%, 05/25/35 (i)	595	545
0.56%, 02/25/36 (i)	710	635
Bear Stearns Asset Backed Securities Trust REMIC, 0.57%, 07/25/36 (i)	3,540	3,347
Carrington Mortgage Loan Trust REMIC
0.80%, 05/25/35 (i)	2,605	2,203
0.61%, 06/25/35 (i)	2,140	1,942
0.63%, 10/25/35 (i)	2,300	1,916
0.30%, 05/25/36 (i)	5,186	4,792
0.29%, 12/25/36 (i)	700	408
Centex Home Equity Loan Trust REMIC, 0.75%, 01/25/34 (i)	5,601	5,111
Citigroup Commercial Mortgage Trust REMIC
Interest Only, 1.30%, 09/10/46 (i)	13,102	947
Interest Only, 1.56%, 11/10/46 (i)	11,473	964
Citigroup Mortgage Loan Trust Inc. REMIC, 0.90%, 05/25/35 (i) (r)	175	168
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 12/11/49	525	575
Cobalt Commercial Mortage-Backed Securities Trust REMIC
5.77%, 05/15/46 (i)	1,890	2,094
5.22%, 08/15/48	496	532
COMM Mortgage Trust Interest Only REMIC, 1.44%, 10/10/46 (i)	11,106	1,008
Commercial Mortgage Loan Trust REMIC, 6.00%, 12/10/49 (i)	1,605	1,778
Commercial Mortgage Pass-Through Certificates REMIC
5.97%, 09/15/39 (i)	545	596
5.31%, 12/15/39	1,915	2,075
5.54%, 01/15/49 (i)	290	317
Commercial Mortgage Trust REMIC
Interest Only, 0.36%, 01/10/46 (i) (r)	2,500	75
Interest Only, 0.64%, 03/10/46 (i)	2,500	118
Countrywide Asset-Backed Certificates REMIC, 0.35%, 04/25/36 (i)	456	401
Credit Suisse Mortgage Capital Certificates REMIC
5.68%, 06/15/39 (i)	2,273	2,476
5.47%, 09/15/39	279	302
5.38%, 02/15/40	131	141
5.70%, 09/15/40 (i)	1,650	1,821
EquiFirst Mortgage Loan Trust REMIC
1.28%, 09/25/33	1,053	1,032
0.63%, 04/25/35 (i)	908	749
Fieldstone Mortgage Investment Trust REMIC, 1.28%, 03/25/35 (i)	3,950	3,111
First Franklin Mortgage Loan Trust REMIC, 0.89%, 12/25/34 (i)	157	146
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39	1,425	1,561
5.74%, 12/10/49	500	557
GS Mortgage Securities Trust REMIC
5.56%, 11/10/39	500	545
5.82%, 08/10/45 (e) (i)	2,711	3,007
Interest Only, 2.16%, 01/10/45 (i) (r)	969	113
Interest Only, 2.59%, 05/10/45 (i)	3,412	430
Interest Only, 1.31%, 01/10/47 (i)	13,543	1,120
Hawaiian Airlines Pass-Through Certificates, 3.90%, 01/15/26	660	636
Home Equity Mortgage Trust REMIC, 1.75%, 02/25/35 (i)	214	195
HSI Asset Securitization Corp. Trust REMIC, 0.45%, 12/25/35 (i)	2,640	2,282

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.43%, 12/12/43	500	540
5.44%, 06/12/47	2,130	2,339
5.82%, 06/15/49 (i)	300	332
5.88%, 02/15/51 (i)	500	558
JPMorgan Mortgage Acquisition Trust REMIC
0.30%, 05/25/36 (i)	1,718	1,690
0.39%, 05/25/36 (i)	1,000	903
JPMorgan Mortgage Trust REMIC, 2.63%, 06/25/35 (i)	126	123
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 02/15/40	600	659
5.86%, 07/15/40 (i)	124	133
MASTR Asset Backed Securities Trust REMIC, 0.44%, 01/25/36 (i)	2,240	1,990
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.38%, 08/12/48	1,633	1,766
Morgan Stanley ABS Capital I Inc. Trust REMIC, 1.13%, 07/25/35 (i)	870	738
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, 1.23%, 04/15/47 (f)	14,000	1,109
REMIC, Interest Only, 1.46%, 05/15/46 (i)	1,982	154
REMIC, Interest Only, 1.25%, 11/15/46 (i)	13,950	1,106
Morgan Stanley Dean Witter Capital I Inc. Trust REMIC, 1.28%, 05/25/32 (i)	1,141	1,070
Morgan Stanley Home Equity Loan Trust REMIC, 0.43%, 02/25/36 (i)	700	613
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.80%, 12/25/34 (i)	690	611
1.19%, 02/25/35 (i)	1,375	1,267
0.78%, 06/25/35 (i)	2,300	1,927
Popular ABS Mortgage Pass-Through Trust REMIC, 0.59%, 11/25/35 (i)	1,935	1,739
RAMP Trust REMIC
0.71%, 05/25/35 (i)	2,880	2,480
0.55%, 03/25/36 (i)	2,450	2,169
RASC Trust REMIC, 0.80%, 07/25/35 (i)	4,700	3,987
Renaissance Home Equity Loan Trust REMIC, 0.48%, 05/25/35 (i)	628	537
Residential Asset Securitization Trust REMIC, 0.83%, 03/25/33 (i)	162	142
Securitized Asset Backed Receivables LLC Trust REMIC, 0.77%, 01/25/35 (i)	870	803
Soundview Home Loan Trust REMIC, 0.66%, 08/25/35 (i)	740	630
Structured Asset Investment Loan Trust REMIC
1.28%, 06/25/33 (i)	294	277
0.95%, 07/25/34 (i)	919	864
0.81%, 04/25/35 (i)	980	858
Structured Asset Securities Corp. Mortgage Loan Trust REMIC
0.58%, 05/25/35 (i)	200	187
0.31%, 04/25/36 (i)	6,753	6,323
0.32%, 12/25/36 (i)	940	757
UBS Commercial Mortgage Trust Interest Only REMIC, 2.33%, 05/10/45 (i) (r)	8,485	1,078
UBS-Barclays Commercial Mortgage Trust
Interest Only, 1.15%, 03/10/46 (i) (r)	2,565	182
REMIC, Interest Only, 1.87%, 12/10/45 (i) (r)	1,724	190
REMIC, Interest Only, 2.16%, 08/10/49 (i) (r)	2,437	292
US Airways Pass-Through Trust, 4.63%, 06/03/25	947	991
Wachovia Bank Commercial Mortgage Trust REMIC
5.34%, 12/15/43	1,850	2,027
5.72%, 06/15/49 (i)	1,930	2,128
Wells Fargo-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.51%, 03/15/45 (i) (r)	2,279	182
Interest Only, 2.25%, 11/15/45 (i) (r)	779	95
Total Non-U.S. Government Agency Asset-Backed Securities (cost $106,910)		108,144

CORPORATE BONDS AND NOTES - 25.5%
CONSUMER DISCRETIONARY - 0.8%
Columbus International Inc., 7.38%, 03/30/21	283	291
DIRECTV Holdings LLC, 6.00%, 08/15/40	1,495	1,559
Time Warner Cable Inc., 4.50%, 09/15/42 (e)	1,210	1,111
Time Warner Inc., 6.10%, 07/15/40	1,125	1,296
		4,257
CONSUMER STAPLES - 0.1%
Marfrig Overseas Ltd., 9.50%, 05/04/20	200	201
Minerva Luxembourg SA, 7.75%, 01/31/23	350	358
		559
ENERGY - 3.7%
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23	400	407
Empresa Nacional del Petroleo, 5.25%, 08/10/20	300	317
Energy Transfer Partners LP, 6.50%, 02/01/42 (e)	1,980	2,244
Gaz Capital for Gazprom, 8.63%, 04/28/34	300	342
Intergas Finance BV, 6.38%, 05/14/17	200	213
KazMunaiGaz Finance Sub BV
11.75%, 01/23/15	100	107
9.13%, 07/02/18	350	420
KazMunayGas National Co. JSC
7.00%, 05/05/20	500	564
6.38%, 04/09/21	200	218
5.75%, 04/30/43	690	621
Kinder Morgan Energy Partners LP, 6.50%, 09/01/39	1,860	2,111
Nexen Inc., 6.40%, 05/15/37	1,805	2,077
Pacific Rubiales Energy Corp., 7.25%, 12/12/21	400	439
Pertamina Persero PT, 5.63%, 05/20/43	650	550
Petrobras Global Finance BV, 3.00%, 01/15/19	1,330	1,257
Petroleos de Venezuela SA
5.25%, 04/12/17	643	481
9.00%, 11/17/21	400	298
5.50%, 04/12/37	200	103
Petroleos Mexicanos
5.50%, 01/21/21	300	328
6.50%, 06/02/41	600	657
5.50%, 06/27/44	650	627
6.38%, 01/23/45 (e) (r)	1,037	1,119
Petronas Capital Ltd., 5.25%, 08/12/19	300	337
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22	600	591
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23 (r)	600	604
Transocean Inc., 3.80%, 10/15/22 (l)	2,430	2,323
		19,355
FINANCIALS - 14.5%
Alexandria Real Estate Equities Inc., 3.90%, 06/15/23	1,495	1,444
Allstate Corp., 5.75%, 08/15/53 (e) (i)	2,740	2,877
ARC Properties Operating Partnership LP, 4.60%, 02/06/24 (r)	2,210	2,209

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Australia & New Zealand Banking Group Ltd., 4.50%, 03/19/24 (e) (r)	3,160	3,152
Bank of America Corp., 5.20%, (callable at 100 beginning 06/01/23) (i) (m)	3,605	3,389
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (i) (m)	4,045	4,247
Comcel Trust, 6.88%, 02/06/24 (r)	200	209
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.63%, 12/01/23	1,580	1,626
Corporate Office Properties LP, 3.60%, 05/15/23	2,365	2,187
Entertainment Properties Trust, 5.75%, 08/15/22	2,370	2,511
Fifth Street Finance Corp., 4.88%, 03/01/19	2,560	2,619
Finansbank A/S, 5.15%, 11/01/17	575	561
General Electric Capital Corp.
5.25% (callable at 100 beginning 06/15/23) (i) (m)	1,255	1,221
6.25% (callable at 100 beginning 12/15/22) (i) (m)	3,110	3,328
Goldman Sachs Group Inc.
2.63%, 01/31/19	2,320	2,315
5.75%, 01/24/22	1,905	2,160
GTB Finance B.V., 6.00%, 11/08/18 (r)	320	316
Health Care REIT Inc., 5.25%, 01/15/22	2,925	3,222
ING US Inc., 5.65%, 05/15/53 (i)	3,325	3,305
Intesa Sanpaolo SpA, 2.38%, 01/13/17	2,440	2,449
Jefferies Group LLC, 5.13%, 01/20/23 (e)	2,150	2,260
JPMorgan Chase & Co., 6.00%, (callable at 100 beginning 08/01/23) (i) (m)	4,845	4,772
M&T Bank Corp., 6.45%, (callable at 100 beginning 02/15/24) (i) (m)	4,940	5,125
Morgan Stanley
5.63%, 09/23/19	2,885	3,283
4.88%, 11/01/22	2,310	2,428
Nomura Holdings Inc., 2.75%, 03/19/19	2,540	2,525
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	200	251
Prudential Financial Inc., 5.88%, 09/15/42 (i)	4,250	4,436
Royal Bank of Scotland Group Plc, 6.00%, 12/19/23	2,280	2,335
Royal Bank of Scotland Plc, 1.88%, 03/31/17	2,540	2,542
Sberbank of Russia Via SB Capital SA, 5.50%, 02/26/24 (i) (r)	340	318
Trust F/1401, 5.25%, 12/15/24 (r)	200	200
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	300	314
6.03%, 07/05/22	380	370
		76,506
INDUSTRIALS - 1.1%
Air Lease Corp., 3.88%, 04/01/21	1,750	1,750
Alfa SAB de CV, 5.25%, 03/25/24	315	323
Crane Co, 2.75%, 12/15/18	2,640	2,648
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	200	204
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (r)	195	202
Russian Railways via RZD Capital Plc, 5.74%, 04/03/17	700	730
		5,857
INFORMATION TECHNOLOGY - 0.5%
Seagate HDD Cayman, 4.75%, 06/01/23 (r)	2,645	2,612

MATERIALS - 1.3%
ArcelorMittal, 6.13%, 06/01/18	1,485	1,628
Cemex Espana Luxembourg, 9.88%, 04/30/19	150	174
Cemex SAB de CV, 7.25%, 01/15/21 (r)	350	382
Corp Nacional del Cobre de Chile, 5.63%, 09/21/35	360	373
Kinross Gold Corp., 5.95%, 03/15/24 (r)	2,155	2,159
Samarco Mineracao SA, 5.75%, 10/24/23 (r)	2,100	2,113
		6,829
TELECOMMUNICATION SERVICES - 1.7%
Orange SA, 5.50%, 02/06/44 (e)	1,660	1,739
Qwest Corp., 6.75%, 12/01/21	3,530	3,942
Verizon Communications Inc., 6.55%, 09/15/43	2,965	3,608
		9,289
UTILITIES - 1.8%
Comision Federal de Electricidad, 4.88%, 01/15/24 (r)	3,240	3,289
Electricite de France, 5.63%, (callable at 100 beginning 01/22/24) (i) (m) (r)	1,615	1,628
Exelon Generation Co. LLC, 4.00%, 10/01/20 (e)	3,850	3,956
Hrvatska Elektroprivreda, 6.00%, 11/09/17	200	208
Majapahit Holding BV
7.25%, 06/28/17	200	225
7.88%, 06/29/37	100	110
		9,416
Total Corporate Bonds and Notes (cost $132,072)		134,680

GOVERNMENT AND AGENCY OBLIGATIONS - 47.2%
GOVERNMENT SECURITIES - 21.8%
Federal Home Loan Bank - 0.0% (w)
Federal Home Loan Bank, 5.50%, 07/15/36	145	178
Sovereign - 10.0%
Argentine Republic Government International Bond, 2.50%, 12/31/38 (k)	2,000	840
Australia Government Bond
5.50%, 04/21/23, AUD	1,005	1,038
2.75%, 04/21/24, AUD	1,450	1,197
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/20	100	107
Belize Government International Bond, 5.00%, 02/20/38 (k)	688	479
Bermuda Government International Bond, 4.85%, 02/06/24 (r)	600	612
Bolivia Government International Bond, 5.95%, 08/22/23 (r)	900	940
Brazil Government International Bond
8.25%, 01/20/34	700	927
7.13%, 01/20/37	1,100	1,319
Chile Government International Bond, 3.25%, 09/14/21	220	221
Colombia Government International Bond
4.00%, 02/26/24	200	198
8.13%, 05/21/24	640	832
7.38%, 09/18/37	400	512
Croatia Government International Bond
6.75%, 11/05/19	400	440
6.63%, 07/14/20	200	219
6.00%, 01/26/24 (r)	860	894
Development Bank of Mongolia LLC, 5.75%, 03/21/17	400	372
Dominican Republic International Bond, 6.60%, 01/28/24 (r)	200	205
Egypt Government International Bond, 6.88%, 04/30/40	500	450
El Salvador Government International Bond
5.88%, 01/30/25	209	196
7.65%, 06/15/35	100	100
7.63%, 02/01/41	257	251

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Eskom Holdings SOC Ltd., 6.75%, 08/06/23 (r)	600	627
Hungary Government International Bond
4.13%, 02/19/18	200	203
6.25%, 01/29/20	1,000	1,091
6.38%, 03/29/21	280	306
5.75%, 11/22/23	646	667
7.63%, 03/29/41	740	853
Indonesia Government International Bond
11.63%, 03/04/19	350	474
5.88%, 03/13/20	650	710
8.50%, 10/12/35	710	905
7.75%, 01/17/38	200	239
Italy Buoni Poliennali Del Tesoro, 4.50%, 03/01/26, EUR	2,185	3,305
Ivory Coast Government International Bond, 5.75%, 12/31/32	1,200	1,125
Mexico Government International Bond
8.30%, 08/15/31	300	419
6.75%, 09/27/34	300	366
Mongolia Government International Bond
4.13%, 01/05/18	500	450
5.13%, 12/05/22	300	241
Morocco Government International Bond
4.25%, 12/11/22	450	437
5.50%, 12/11/42	200	186
New Zealand Government Bond, 5.50%, 04/15/23, NZD	3,825	3,537
Nigeria Government International Bond, 5.13%, 07/12/18	200	204
Panama Government International Bond, 6.70%, 01/26/36	480	564
Peru Government International Bond
7.35%, 07/21/25	300	386
6.55%, 03/14/37	150	180
Philippine Government International Bond
10.63%, 03/16/25	220	342
9.50%, 02/02/30	70	109
7.75%, 01/14/31	150	205
6.38%, 10/23/34	200	249
Poland Government International Bond, 5.13%, 04/21/21	220	243
Republic of Armenia, 6.00%, 09/30/20 (r)	680	704
Republic of Belarus, 8.95%, 01/26/18	1,040	1,066
Republic of Iraq, 5.80%, 01/15/28	1,750	1,536
Republic of Latvia, 2.75%, 01/12/20	250	240
Republic of Serbia
7.25%, 09/28/21	400	448
6.75%, 11/01/24 (k)	245	246
Republic of Turkey
7.50%, 07/14/17	800	899
6.88%, 03/17/36	140	152
Romania Government International Bond
6.75%, 02/07/22	650	757
6.13%, 01/22/44 (r)	182	192
Russia Government International Bond, 7.50%, 03/31/30	472	537
Slovenia Government International Bond
4.13%, 02/18/19 (r)	200	207
5.25%, 02/18/24 (r)	200	208
South Africa Government International Bond
6.88%, 05/27/19	200	231
5.50%, 03/09/20	100	109
5.88%, 05/30/22 - 09/16/25	800	862
4.67%, 01/17/24	510	505
Spanish Government Bond, 4.65%, 07/30/25, EUR	5,515	8,498
Turkey Government International Bond
7.38%, 02/05/25	559	641
11.88%, 01/15/30	100	161
6.63%, 02/17/45	500	527
Ukraine Government International Bond, 9.25%, 07/24/17	930	911
Ukreximbank Via Biz Finance Plc, 8.75%, 01/22/18	500	423
Uruguay Government International Bond, 7.63%, 03/21/36	200	256
Venezuela Government International Bond
9.25%, 05/07/28	1,550	1,131
9.38%, 01/13/34	150	110
Vietnam Government International Bond, 6.75%, 01/29/20	250	279
		52,808
Treasury Inflation Index Securities - 4.4%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.55%, 09/15/41 (n), EUR	2,041	2,722
New Zealand Government Inflation Indexed Bond, 2.00%, 09/20/25 (s), NZD	3,730	3,080
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (n)	11,208	12,760
1.75%, 01/15/28 (n)	737	816
2.13%, 02/15/40 (n)	3,144	3,763
		23,141
U.S. Treasury Securities - 7.4%
U.S. Treasury Bond
6.25%, 08/15/23	10,600	13,837
5.50%, 08/15/28	80	102
4.50%, 02/15/36	7,635	8,959
U.S. Treasury Note
0.63%, 11/30/17	5,395	5,275
3.63%, 08/15/19	9,930	10,845
		39,018
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 25.4%
Federal Home Loan Mortgage Corp. - 7.0%
Federal Home Loan Mortgage Corp.
4.00%, 04/15/44, TBA (g)	20,540	21,313
4.50%, 04/15/44, TBA (g)	14,775	15,748
		37,061
Federal National Mortgage Association - 18.4%
Federal National Mortgage Association
4.00%, 04/15/44, TBA (g)	44,135	45,852
4.50%, 04/15/44, TBA (g)	41,730	44,516
5.00%, 04/15/44, TBA (g)	6,045	6,591
		96,959
Total Government and Agency Obligations (cost $248,004)		249,165

INVESTMENT COMPANIES - 4.7%
iShares iBoxx High Yield Corporate Bond Fund (e)	127	11,963
SPDR Barclays High Yield Bond ETF (e)	315	13,015
Total Investment Companies (cost $24,463)		24,978

VARIABLE RATE SENIOR LOAN INTERESTS - 16.5% (i)
CONSUMER DISCRETIONARY - 4.5%
Allison Transmission Inc. Term Loan, 3.50%, 08/23/19	$1,985	1,984
Aramark Corp. Term Loan, 3.25%, 02/21/21	1,993	1,973
Charter Communications Operating LLC Term Loan E, 3.00%, 03/08/20	995	986
Charter Communications Operating LLC Term Loan F, 3.00%, 01/31/21	995	985

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Cumulus Media Inc. Term Loan, 4.25%, 12/31/20	2,123	2,131
Hilton Worldwide Inc. Term Loan B, 3.75%, 09/23/20	1,946	1,948
J. Crew Group Inc. New Term Loan B, 4.00%, 02/26/21	2,000	1,994
Michaels Stores Inc. Term Loan, 3.75%, 02/01/20	1,989	1,990
Scientific Games Corp. Term Loan, 4.25%, 05/24/20	2,014	2,014
Station GVR Acquisition LLC Term Loan B, 5.00%, 03/02/20	1,981	1,984
Tribune Company Initial Term Loan, 4.00%, 11/15/20	2,000	1,998
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	190	189
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20	1,793	1,795
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20	2,000	1,997
		23,968
CONSUMER STAPLES - 1.9%
HJ Heinz Co. Term Loan B-2, 3.50%, 03/27/20	1,985	1,993
Pinnacle Foods Finance LLC Term Loan G, 3.25%, 04/15/20	626	623
Pinnacle Foods Finance LLC Term Loan H, 3.25%, 04/29/20	1,372	1,363
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.00%, 11/26/18	1,993	1,998
Rite Aid Corp. Term Loan, 3.50%, 02/21/20	1,985	1,982
U.S. Foodservice Inc. Term Loan, 4.50%, 03/31/19	2,009	2,018
		9,977
ENERGY - 0.4%
Peabody Energy Corp. Term Loan, 4.25%, 09/24/20	1,997	2,000

FINANCIALS - 0.8%
Nuveen Investments Inc. 1st Lien Term Loan B, 4.15%, 05/13/17	1,965	1,969
Realogy Corp. Term Loan, 3.75%, 03/05/20	2,093	2,100
		4,069
HEALTH CARE - 1.5%
Biomet Inc. Incremental Term Loan, 3.65%, 07/25/17	1,992	1,993
Community Health Systems Inc. Extended Term Loan, 3.48%, 01/25/17	544	548
Community Health Systems Inc. Term Loan D, 4.25%, 01/15/21	1,451	1,462
HCA Inc. Term Loan B-4, 3.00%, 05/01/18	1,995	1,994
Valeant Pharmaceuticals Inc. Term Loan, 3.75%, 08/05/20	836	838
Valeant Pharmaceuticals International Inc. Term Loan
3.75%, 02/13/19	84	84
3.75%, 12/11/19	995	997
		7,916
INDUSTRIALS - 2.2%
American Airlines Inc. Term Loan B, 3.75%, 06/27/19	1,990	1,995
Berry Plastics Corp. Term Loan D, 3.50%, 01/29/20	1,990	1,980
Ceridian Corp. Extended Term Loan, 4.40%, 05/09/17	1,925	1,931
Delta Air Lines Inc. Term Loan, 3.50%, 04/20/17	1,959	1,960
DuPont Performance Coatings Inc. Term Loan, 4.00%, 02/01/20	1,990	1,990
TransDigm Inc. Term Loan C, 3.75%, 02/28/20	1,990	1,990
		11,846
INFORMATION TECHNOLOGY - 2.2%
Activision Blizzard Inc. Term Loan B, 3.25%, 09/15/20	1,695	1,694
BMC Software Finance Inc. Term Loan, 5.00%, 08/09/20	2,000	2,002
First Data Corp. Extended Term Loan, 4.15%, 03/24/21	777	778
First Data Corp. New Term Loan B, 4.15%, 09/30/18	1,144	1,145
First Data Corp. Term Loan, 4.15%, 03/26/18	100	100
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21	1,845	1,862
Freescale Semiconductor Ltd. Term Loan, 4.25%, 03/01/20	150	151
NXP Funding LLC Term Loan D, 3.25%, 01/11/20	1,995	1,987
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/15/20	1,990	1,995
		11,714
MATERIALS - 0.7%
FMG Resources Pty Ltd. New Term Loan B, 4.25%, 06/30/19	1,990	2,004
INEOS US Finance LLC New Term Loan, 3.75%, 05/04/18	1,991	1,978
		3,982
TELECOMMUNICATION SERVICES - 1.9%
Crown Castle International Corp. New Term Loan B, 3.25%, 01/31/21	2,000	1,992
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	1,941	1,944
Level 3 Communications Inc. Term Loan, 4.00%, 01/15/20	900	901
Level 3 Communications Inc. Term Loan B-3, 4.00%, 08/01/19	1,160	1,163
SBA Communications Inc. Delayed Draw Term Loan, 0.00%, 03/24/21 (z)	1,000	995
SBA Communications Inc. Term Loan, 3.25%, 03/24/21	1,000	996
Virgin Media Investment Holdings Ltd. Term Loan B-2, 3.50%, 06/08/20	2,000	1,995
		9,986
UTILITIES - 0.4%
Calpine Corp. Term Loan B-2, 4.00%, 04/01/18	797	799
Calpine Corp. Term Loan, 4.00%, 04/01/18	1,090	1,093
Calpine Corp. Term Loan B-3, 4.00%, 04/01/18	92	92
		1,984
Total Variable Rate Senior Loan Interests (cost $87,648)		87,442

SHORT TERM INVESTMENTS - 17.9%
Investment Companies - 11.2%
JNL Money Market Fund, 0.01% (a) (h)	59,210	59,210

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Collateral - 6.7%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	35,163	35,163
Total Short Term Investments (cost $94,373)		94,373
Total Investments - 132.3% (cost $693,470)		698,782
Other Assets and Liabilities, Net - (32.3%)		(170,487)
Total Net Assets - 100.0%		$528,295

JNL/Oppenheimer Global Growth Fund

COMMON STOCKS - 96.9%
BRAZIL - 3.7%
AMBEV SA - ADR	959	$7,103
BM&F Bovespa SA	1,576	7,822
Embraer SA - ADR (e)	269	9,561
Itau Unibanco Holding SA - ADR	591	8,789
Vale SA - ADR (e)	267	3,687
		36,962
DENMARK - 0.5%
FLSmidth & Co. A/S	99	5,008

FRANCE - 6.0%
LVMH Moet Hennessy Louis Vuitton SA	101	18,312
PPR SA	80	16,409
Societe Generale - Class A	135	8,312
Technip SA	171	17,674
		60,707
GERMANY - 9.1%
Allianz SE	98	16,523
Bayer AG	113	15,292
Deutsche Bank AG	324	14,510
Linde AG	53	10,556
SAP AG	258	20,901
Siemens AG	103	13,859
		91,641
INDIA - 3.3%
DLF Ltd.	2,724	8,079
ICICI Bank Ltd. - ADR	302	13,222
Infosys Ltd.	98	5,377
Zee Entertainment Enterprises Ltd.	1,356	6,167
		32,845
ITALY - 1.6%
Brunello Cucinelli SpA	25	664
Gtech SpA	112	3,395
Prysmian SpA	195	4,854
Tod’s SpA (e)	54	7,060
		15,973
JAPAN - 9.1%
Dai-Ichi Life Insurance Co. Ltd.	712	10,351
Fanuc Ltd.	39	6,842
KDDI Corp.	262	15,228
Keyence Corp.	33	13,551
Kyocera Corp.	193	8,689
Murata Manufacturing Co. Ltd.	169	15,927
Nidec Corp. (e)	201	12,325
Sumitomo Mitsui Financial Group Inc.	205	8,783
		91,696
MEXICO - 1.9%
Fomento Economico Mexicano SAB de CV - ADR	107	9,979
Grupo Televisa SAB - GDR	284	9,441
		19,420
NETHERLANDS - 2.2%
European Aeronautic Defence & Space Co. NV	304	21,754

RUSSIAN FEDERATION - 0.8%
Alrosa AO	2,710	2,788
Moscow Exchange MICEX-RTS OAO	3,218	5,322
		8,110
SPAIN - 3.9%
Banco Bilbao Vizcaya Argentaria SA	1,106	13,303
Inditex SA	114	17,114
Repsol SA	333	8,513
		38,930
SWEDEN - 4.6%
Assa Abloy AB - Class B	294	15,685
Telefonaktiebolaget LM Ericsson - Class B (e)	2,294	30,598
		46,283
SWITZERLAND - 5.6%
Credit Suisse Group AG	322	10,434
Nestle SA	150	11,278
Roche Holding AG	42	12,689
UBS AG	1,064	22,016
		56,417
UNITED KINGDOM - 2.9%
Circassia Pharmaceuticals Plc (c)	568	2,842
Shire Plc	178	8,796
Unilever Plc	404	17,278
		28,916
UNITED STATES OF AMERICA - 41.7%
3M Co.	102	13,871
Adobe Systems Inc. (c)	261	17,131
Aetna Inc.	217	16,300
Allergan Inc.	64	7,993
Altera Corp.	482	17,480
Biogen Idec Inc. (c)	20	6,133
Celldex Therapeutics Inc. (c) (e)	256	4,527
Citigroup Inc.	363	17,284
Clovis Oncology Inc. (c)	45	3,134
Colgate-Palmolive Co.	280	18,148
eBay Inc. (c)	363	20,036
Emerson Electric Co.	143	9,585
Facebook Inc. - Class A (c)	211	12,706
Fidelity National Financial Inc. - Class A	226	7,096
Fusion-io Inc. (c) (e)	367	3,863
Gilead Sciences Inc. (c)	172	12,158
Goldman Sachs Group Inc.	63	10,286
Google Inc. - Class A (c)	25	27,662
Intuit Inc.	193	14,996
Juniper Networks Inc. (c)	374	9,643
Lululemon Athletica Inc. (c) (e)	81	4,276
Maxim Integrated Products Inc.	472	15,634
McDonald’s Corp.	105	10,317
McGraw-Hill Financial. Inc.	267	20,350
Medivation Inc. (c) (e)	46	2,981
Microsoft Corp.	292	11,988
Sensata Technologies Holding NV (c)	24	1,041
St. Jude Medical Inc.	97	6,315
Theravance Inc. (c) (e)	199	6,166
Tiffany & Co.	156	13,426

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Transocean Ltd. (e)	157	6,481
United Parcel Service Inc. - Class B	112	10,945
Vertex Pharmaceuticals Inc. (c)	125	8,868
Walt Disney Co.	270	21,645
WellPoint Inc.	189	18,767
Zimmer Holdings Inc.	111	10,509
		419,741
Total Common Stocks (cost $748,135)		974,403

PREFERRED STOCKS - 2.1%
GERMANY - 2.1%
Bayerische Motoren Werke AG	216	20,443

INDIA - 0.0%
Zee Entertainment Enterprises Ltd.	28,061	334
Total Preferred Stocks (cost $13,054)		20,777

RIGHTS - 0.0%
SPAIN - 0.0%
Banco Bilbao Vizcaya Argentaria SA (c)	1,106	259
Total Rights (cost $261)		259

SHORT TERM INVESTMENTS - 4.5%
Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	9,528	9,528

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	35,428	35,428
Total Short Term Investments (cost $44,956)		44,956
Total Investments - 103.5% (cost $806,406)		1,040,395
Other Assets and Liabilities, Net - (3.5%)		(35,025)
Total Net Assets - 100.0%		$1,005,370

JNL/PIMCO Real Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 10.4%
Aegis Asset Backed Securities Trust REMIC, 1.20%, 03/25/35 (i)	$1,200	$903
American General Mortgage Loan Trust REMIC, 5.15%, 03/25/58 (i) (r)	471	476
Aquilae CLO Plc, 0.64%, 01/17/23 (i), EUR	1,370	1,858
Ares VIR CLO Ltd., 0.46%, 03/12/18 (i) (r)	143	142
Arran Residential Mortgages Funding Plc, 1.74%, 11/19/47 (i) (r), EUR	13,795	19,235
Banc of America Commercial Mortgage Trust REMIC
5.89%, 07/10/44 (i)	1,968	2,129
5.60%, 06/10/49 (i)	2,900	3,195
5.82%, 02/10/51 (i)	2,304	2,562
Banc of America Mortgage Trust REMIC, 2.80%, 06/25/35 (i)	205	195
Banc of America Re-REMIC Trust REMIC
5.60%, 06/24/50 (i) (r)	1,092	1,190
5.67%, 02/17/51 (i) (r)	599	641
BCAP LLC REMIC
5.19%, 03/26/37 (i) (r)	1,423	1,331
5.25%, 08/26/37 (r)	3,889	4,029
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.50%, 05/25/33 (i)	47	47
2.76%, 02/25/34 (i)	379	371
3.09%, 11/25/34 (i)	382	381
2.56%, 01/25/35 (i)	221	217
2.53%, 03/25/35 (i)	44	45
2.66%, 03/25/35 (i)	456	441
2.21%, 08/25/35 (i)	56	56
Bear Stearns Alt-A Trust REMIC
2.33%, 01/25/36 (i)	652	495
2.54%, 08/25/36 (i)	282	206
Bear Stearns Asset Backed Securities Trust REMIC, 1.15%, 10/25/37 (i)	787	728
Bear Stearns Structured Products Inc. Trust REMIC, 2.87%, 12/26/46 (i)	802	593
Chase Mortgage Finance Corp. REMIC, 2.72%, 02/25/37 (i)	100	97
Citibank Omni Master Trust, 2.91%, 08/15/18 (i) (r)	16,400	16,560
Citigroup Mortgage Loan Trust Inc. REMIC
2.61%, 08/25/35 (i)	501	286
2.20%, 09/25/35 (i)	68	68
2.29%, 09/25/35 (i)	90	89
0.23%, 01/25/37 (i)	118	60
2.90%, 09/25/37 (i)	1,725	1,430
0.21%, 07/25/45 (i)	320	246
College Loan Corp. Trust, 0.49%, 01/25/24 (i)	800	744
Commercial Mortgage Pass-Through Certificates REMIC, 3.16%, 07/10/46 (r)	5,495	5,634
Conseco Finance Securitizations Corp., 6.68%, 12/01/33	14	14
Countrywide Asset-Backed Certificates REMIC
0.40%, 04/25/36 (i)	99	97
0.33%, 07/25/36 (i)	2,162	2,103
0.33%, 09/25/36 (i)	312	301
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.85%, 08/25/34 (i)	350	312
4.82%, 11/20/34 (i)	304	284
2.52%, 04/20/35 (i)	340	346
Credit Suisse Mortgage Capital Certificates REMIC
5.68%, 06/15/39 (e) (i)	3,280	3,572
5.47%, 09/18/39 (r)	1,261	1,363
5.38%, 02/15/40 (r)	911	961
Credit Suisse Mortgage Capital Mortgage-Backed Trust REMIC, 5.86%, 02/25/37 (i)	947	507
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.27%, 07/25/37 (i) (r)	185	116
CS First Boston Mortgage Securities Corp. REMIC, 2.33%, 04/25/34 (i)	337	348
DBUBS Mortgage Trust REMIC, 3.39%, 07/10/44 (r)	16,500	17,235
First NLC Trust REMIC, 0.22%, 08/25/37 (i) (r)	380	196
Granite Mortgages Plc, 0.90%, 09/20/44 (i), GBP	450	746
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	4,000	4,383
GS Mortgage Securities Trust REMIC, 4.59%, 08/10/43 (r)	4,300	4,708
GSR Mortgage Loan Trust REMIC, 2.80%, 01/25/35 (i)	362	366
Harborview Mortgage Loan Trust REMIC, 2.47%, 04/19/34 (i)	460	464
Hillmark Funding, 0.48%, 05/21/21 (i) (r)	8,658	8,405
Holmes Master Issuer Plc, 1.63%, 10/15/54 (i) (r), EUR	4,348	6,006
HSBC Home Equity Loan Trust REMIC, 0.31%, 03/20/36 (i)	969	947

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Indymac Index Mortgage Loan Trust REMIC
2.46%, 03/25/35 (i)	751	751
2.70%, 11/25/35 (i)	856	760
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
4.65%, 01/12/37	317	318
5.79%, 02/12/51 (i)	4,000	4,470
JPMorgan Mortgage Trust REMIC
2.78%, 07/25/35 (i)	303	308
2.74%, 08/25/35 (i)	547	517
2.78%, 08/25/35 (i)	366	362
5.14%, 09/25/35 (i)	105	107
2.50%, 07/27/37 (i) (r)	914	785
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,200	6,806
Lehman Brothers Mortgage Loan Trust REMIC, 0.24%, 06/25/37 (i) (r)	371	204
Magi Funding Plc, 0.59%, 04/11/21 (r), EUR	640	871
MASTR Adjustable Rate Mortgages Trust REMIC, 2.19%, 12/25/33 (i)	709	706
Merrill Lynch Mortgage Investors Trust REMIC
2.22%, 02/25/33 (i)	206	198
2.38%, 02/25/34 (i)	341	345
2.38%, 10/25/35 (i)	494	501
Morgan Stanley Capital I Trust REMIC
0.21%, 05/25/37 (i)	129	79
5.91%, 06/11/49 (i)	3,151	3,513
Nautique Funding Ltd., 0.49%, 04/15/20 (i) (r)	340	335
NCUA Guaranteed Notes Trust REMIC
0.61%, 10/07/20 (i)	2,390	2,404
0.72%, 12/08/20 (i)	3,607	3,640
Nelnet Student Loan Trust, 0.94%, 07/25/18 (i)	145	145
NYLIM Flatiron CLO Ltd., 0.46%, 08/08/20 (i) (r)	393	387
Penta CLO SA, 0.55%, 06/04/24 (i), EUR	2,614	3,529
Provident Funding Mortgage Loan Trust REMIC, 2.50%, 08/25/33 (i)	236	239
RBSCF Trust REMIC
5.70%, 09/16/40 (i) (r)	4,000	4,329
6.00%, 12/16/49 (i) (r)	1,700	1,837
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	80	84
SLM Student Loan Trust
0.69%, 01/25/17 (i)	833	834
1.74%, 04/25/23 (i)	5,275	5,442
2.35%, 04/15/39 (i) (q)	131	131
REMIC, 0.28%, 04/25/19 (i)	6,300	6,225
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.45%, 02/25/34 (i)	681	691
5.50%, 12/25/34 (i)	336	328
Structured Asset Mortgage Investments Inc. REMIC, 0.82%, 10/19/34 (i)	37	35
Structured Asset Securities Corp. REMIC, 0.29%, 05/25/47 (i)	1,900	1,803
Swan Trust, 3.94%, 04/25/41 (i), AUD	312	291
Symphony CLO III Ltd., 0.48%, 05/15/19 (i) (r)	2,136	2,115
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	105
Vornado DP LLC Trust, 4.00%, 09/13/28 (r)	4,600	4,867
Wachovia Bank Commercial Mortgage Trust REMIC
0.24%, 06/15/20 (i) (r)	225	223
5.09%, 08/15/41 (i)	667	672
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 2.48%, 12/25/35 (i)	286	265
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.12%, 03/25/33 (i)	115	116
2.45%, 06/25/33 (i)	362	367
2.44%, 09/25/33 (i)	367	373
5.16%, 08/25/35 (i)	194	188
1.13%, 08/25/46 (i)	4,768	4,089
0.90%, 05/25/47 (i)	580	505
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 12/25/34 (i)	378	386
2.62%, 04/25/36 (i)	1,296	1,243
Wood Street CLO BV, 0.67%, 03/29/21 (i) (r), EUR	336	455
Total Non-U.S. Government Agency Asset-Backed Securities (cost $186,418)		190,739

CORPORATE BONDS AND NOTES - 2.6%
CONSUMER DISCRETIONARY - 0.1%
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (e) (r)	1,000	1,007

ENERGY - 0.3%
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	5,000	5,325

FINANCIALS - 1.9%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	324	330
Ally Financial Inc., 3.63%, 06/20/14 (i)	700	702
ANZ National International Ltd., 0.68%, 08/19/14 (i) (r)	2,000	2,003
Commonwealth Bank of Australia
0.73%, 06/25/14 (i) (r)	3,800	3,804
0.51%, 09/17/14 (i) (r)	3,800	3,805
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.00%, 09/10/15, GBP	1,100	1,909
Eksportfinans ASA, 2.38%, 05/25/16 (e)	3,200	3,168
Ford Motor Credit Co. LLC, 8.00%, 06/01/14 (e)	900	911
Intesa Sanpaolo SpA, 3.13%, 01/15/16	2,600	2,662
LeasePlan Corp. NV, 3.25%, 05/22/14, EUR	173	239
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	89	95
Merrill Lynch & Co. Inc., 0.75%, 07/22/14 (i), EUR	200	276
Swedbank AB, 3.38%, 05/27/14, EUR	5,700	7,886
Turkiye Garanti Bankasi A/S, 2.74%, 04/20/16 (i) (r)	1,100	1,073
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (i) (m)	1,300	1,477
Westpac Banking Corp., 3.59%, 08/14/14 (r)	4,400	4,453
		34,793
INDUSTRIALS - 0.2%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,084
International Lease Finance Corp.
6.50%, 09/01/14 (r)	1,000	1,022
6.75%, 09/01/16 (r)	900	1,001
		3,107
UTILITIES - 0.1%
Electricite de France
0.69%, 01/20/17 (i) (r)	2,100	2,107
1.15%, 01/20/17 (q)	600	599
		2,706
Total Corporate Bonds and Notes (cost $45,065)		46,938

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 116.6%
GOVERNMENT SECURITIES - 115.7%
Federal Home Loan Mortgage Corp. - 0.9% (w)
Federal Home Loan Mortgage Corp., 2.50%, 10/02/19	16,200	16,294
Municipals - 0.1%
North Carolina State Education Assistance Authority, 0.69%, 10/26/20 (i)	1,512	1,512
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	325	258
		1,770
Sovereign - 3.5%
Australia Government Bond, 5.25%, 03/15/19, AUD	6,600	6,621
Italy Buoni Poliennali Del Tesoro
4.75%, 09/15/16, EUR	100	150
5.25%, 08/01/17, EUR	1,300	2,016
Mexico Bonos de Proteccion al Ahorro, 3.56%, 01/04/18 - 01/30/20, MXN	382,000	29,339
Slovenia Government International Bond, 4.70%, 11/01/16 (r), EUR	3,600	5,382
Spain Government Bond, 3.80%, 04/30/24 (r), EUR	14,300	20,633
		64,141
Treasury Inflation Index Securities - 111.2%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 04/15/18 (n), EUR	69,353	100,756
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/16 - 09/15/21 (n), EUR	11,698	16,927
1.70%, 09/15/18 (n), EUR	4,298	6,178
3.10%, 09/15/26 (n), EUR	419	627
New South Wales Treasury Corp. Inflation Indexed Bond
2.75%, 11/20/25 (s), AUD	10,100	11,924
2.50%, 11/20/35 (s), AUD	1,900	2,076
New Zealand Government Inflation Indexed Bond, 2.00%, 09/20/25 (s), NZD	7,500	6,193
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/15 (g) (n) (o)	84,436	86,627
0.50%, 04/15/15 (g) (n)	28,623	29,206
1.88%, 07/15/15 - 07/15/19 (g) (n)	29,579	32,220
2.00%, 01/15/16 (g) (n)	73,857	78,381
0.13%, 04/15/16 - 01/15/23 (n)	46,373	45,494
0.13%, 04/15/16 - 01/15/23 (g) (n)	544,150	541,038
2.63%, 07/15/17 (g) (n)	3,500	3,920
1.38%, 01/15/20 - 02/15/44 (g) (n)	129,621	138,652
1.25%, 07/15/20 - 07/15/20 (g) (n)	102,064	109,990
1.13%, 01/15/21 (g) (n)	36,317	38,547
0.63%, 07/15/21 (n)	45,718	47,078
0.63%, 07/15/21 (g) (n)	120,332	123,914
0.38%, 07/15/23 (n)	5,729	5,665
0.38%, 07/15/23 (g) (n)	27,652	27,343
2.38%, 01/15/25 - 01/15/27 (g) (n)	204,739	241,909
2.00%, 01/15/26 (g) (n)	85,230	97,036
1.75%, 01/15/28 (g) (n)	20,461	22,657
3.63%, 04/15/28 (g) (n)	28,353	38,532
3.63%, 04/15/28 (n)	116	157
2.50%, 01/15/29 (g) (n)	56,232	68,252
3.88%, 04/15/29 (g) (n)	55,365	78,116
2.13%, 02/15/40 (g) (n)	31,176	37,312
2.13%, 02/15/40 (n)	54	65
		2,036,792
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.9%
Federal Home Loan Mortgage Corp. - 0.8%
Federal Home Loan Mortgage Corp.
2.09%, 07/01/36 (i)	358	381
2.14%, 09/01/36 (i)	370	391
2.24%, 10/01/36 (i)	208	222
Interest Only, 0.61%, 09/15/42	9,863	9,805
REMIC, 0.61%, 08/15/33 (i)	2,456	2,465
REMIC, 1.33%, 10/25/44 - 02/25/45 (i)	909	919
		14,183
Federal National Mortgage Association - 0.0%
Federal National Mortgage Association
2.03%, 11/01/35 (i)	68	71
2.42%, 03/01/36 (i)	117	123
5.69%, 06/01/36 (i)	33	33
REMIC, 0.21%, 07/25/37 (i)	279	268
		495
Small Business Administration Participation Certificates - 0.1%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	882	961
Total Government and Agency Obligations (cost $2,140,906)		2,134,636

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., 7.50%, Series L (m) (v)	1	586
Total Preferred Stocks (cost $500)		586

PURCHASED OPTIONS - 0.0%
10-Year U.S. Treasury Note Future Put Option, Strike Price 112, Expiration 05/23/14	97	2
5-Year U.S. Treasury Note Future Put Option, Strike Price 115, Expiration 05/23/14	982	15
Put Swaption, 3 month LIBOR versus 3.88% fixed, Expiration 04/14/14, DUB	165	—
Total Purchased Options (cost $849)		17

OTHER EQUITY INTERESTS - 0.0%
Lehman Brothers Holdings Inc. Escrow, 7.00%, 09/27/27 (c) (u)	100	24
Total Other Equity Interests (cost $9)		24

SHORT TERM INVESTMENTS - 67.7%
Federal Home Loan Bank - 28.7% (w)
Federal Home Loan Bank
0.05%, 04/11/14	$500,100	500,093
0.06%, 06/27/14	15,000	14,999
0.08%, 08/27/14	7,400	7,398
0.09%, 09/12/14	4,000	3,999
		526,489
Federal Home Loan Mortgage Corp. - 13.5% (w)
Federal Home Loan Mortgage Corp.
0.05%, 04/08/14 - 04/14/14	30,970	30,969
0.06%, 06/02/14 - 06/16/14	162,001	161,991
0.13%, 06/18/14	4,000	4,000
0.07%, 06/25/14 - 07/07/14	27,420	27,418
0.08%, 07/01/14 - 09/22/14	4,380	4,380
0.09%, 09/08/14 - 10/29/14	13,100	13,096
0.10%, 10/22/14	5,500	5,498
		247,352

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Federal National Mortgage Association - 18.9% (w)
Federal National Mortgage Association
0.05%, 04/16/14 - 05/12/14	168,900	168,891
0.06%, 05/06/14 - 06/16/14	89,586	89,581
0.09%, 09/24/14	87,214	87,193
		345,665
Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	6,056	6,056

Treasury Securities - 6.3%
Japan Treasury Bill, 0.00%, 05/07/14, JPY	7,310,000	70,821
Mexico Cetes, 0.27%, 06/12/14, MXN	37,132	28,250
U.S. Treasury Bill
0.06%, 04/17/14 (o)	$717	717
0.07%, 08/21/14 (o)	1,013	1,013
0.07%, 09/04/14 (o)	430	430
0.08%, 09/11/14 (o)	3,920	3,919
0.08%, 09/18/14 (o)	9,780	9,777
0.06%, 09/25/14 (o)	13	13
0.12%, 03/05/15	1	1
		114,941
Total Short Term Investments (cost $1,240,975)		1,240,503
Total Investments - 197.3% (cost $3,614,722)		3,613,443
Other Assets and Liabilities, Net - (97.3%)		(1,781,964)
Total Net Assets - 100.0%		$1,831,479

JNL/PIMCO Total Return Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.0%
ABFC Trust REMIC, 0.26%, 01/25/37 (i)	$6,045	$3,526
ACA CLO Ltd., 0.49%, 07/25/18 (i) (r)	673	670
Access Group Inc., 1.54%, 10/27/25 (i)	4,434	4,476
American Home Mortgage Investment Trust REMIC, 2.33%, 02/25/45 (i)	244	246
Ameriquest Mortgage Securities Inc. REMIC, 0.62%, 10/25/35 (i)	16,700	15,424
Amortizing Residential Collateral Trust REMIC, 0.73%, 07/25/32 (i)	15	14
Argent Securities Inc. REMIC, 0.51%, 10/25/35 (i)	3,400	3,076
Arran Residential Mortgages Funding Plc, 1.69%, 05/16/47 (i) (r), EUR	3,217	4,486
Asset Backed Securities Corp. Home Equity REMIC, 0.43%, 09/25/34 (i)	176	174
Banc of America Commercial Mortgage Trust REMIC
5.73%, 05/10/45 (i)	2,000	2,165
5.60%, 06/10/49 (i)	2,830	3,118
Banc of America Funding Trust REMIC
4.98%, 02/20/35 (i)	2,443	2,450
2.62%, 05/25/35 (i)	252	258
Banc of America Mortgage Trust REMIC, 6.50%, 10/25/31	22	23
BCAP LLC REMIC
5.25%, 02/26/36 (i) (r)	2,190	2,021
5.19%, 03/26/37 (i) (r)	445	416
5.25%, 05/26/37 (r)	8,971	8,041
5.25%, 08/26/37 (r)	4,893	5,068
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.74%, 11/25/30 (i)	1	2
2.36%, 02/25/33 (i)	3	3
2.67%, 02/25/33 (i)	9	8
2.50%, 04/25/33 (i)	46	47
2.78%, 01/25/34 (i)	217	218
2.67%, 04/25/34 (i)	490	491
2.03%, 11/25/34 (i)	974	928
3.09%, 11/25/34 (i)	245	245
2.53%, 03/25/35 (i)	1,534	1,553
Bear Stearns Alt-A Trust REMIC
2.67%, 05/25/35 (i)	537	512
2.68%, 09/25/35 (i)	338	298
4.94%, 09/25/35 (i)	21,227	17,230
Bear Stearns Asset Backed Securities I Trust REMIC
0.56%, 12/25/35 (i)	5,700	5,390
0.40%, 04/25/37 (i)	5,300	2,922
Bear Stearns Asset Backed Securities Trust REMIC, 0.41%, 10/25/36 (i)	9,600	8,362
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.33%, 02/11/44	292	317
Bear Stearns Structured Products Inc. Trust REMIC
1.88%, 01/26/36 (i)	1,008	809
2.87%, 12/26/46 (i)	552	408
BNC Mortgage Loan Trust REMIC, 0.25%, 05/25/37 (i)	3,387	3,209
Chase Mortgage Finance Trust REMIC, 4.95%, 12/25/35 (i)	3,317	3,233
Citicorp Mortgage Securities Trust REMIC, 6.00%, 02/25/37	2,825	2,969
Citigroup Mortgage Loan Trust Inc. REMIC
2.51%, 10/25/35 (i)	113	112
2.78%, 10/25/35 (i)	15,909	13,958
0.21%, 07/25/45 (i)	800	616
Commercial Mortgage Pass-Through Certificates REMIC, 2.35%, 04/26/38 (i) (r)	3,700	3,632
Countrywide Alternative Loan Trust REMIC
1.53%, 08/25/35 (i)	1,148	1,047
0.33%, 05/25/47 (i)	655	543
Countrywide Asset-Backed Certificates REMIC
0.90%, 06/25/34 (i)	400	380
0.25%, 08/25/37 (i)	2,328	2,297
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
5.50%, 10/25/34	4,913	4,978
2.53%, 11/20/34 (i)	1,534	1,449
2.50%, 11/25/34 (i)	642	596
2.50%, 02/20/35 (i)	1,052	1,018
5.75%, 12/25/35	5,833	5,426
2.42%, 02/20/36 (i)	155	147
Credit Suisse Commercial Mortgage Trust REMIC, 5.30%, 12/15/39	2,952	3,175
Credit Suisse Mortgage Capital Certificates REMIC
5.38%, 02/15/40	655	706
5.70%, 09/15/40 (i)	7,800	8,609
CS First Boston Mortgage Securities Corp. REMIC, 0.80%, 03/25/32 (i) (r)	15	14
CVS Pass-Through Trust, 6.94%, 01/10/30	341	403
Equity One ABS Inc., 0.71%, 11/25/32 (i)	91	85
European Loan Conduit, 0.44%, 05/15/19 (i), EUR	86	117
First American Alternative Mortgage Securities REMIC, 2.24%, 09/25/35 (i)	418	366
First Franklin Mortgage Loan Trust REMIC
0.96%, 04/25/35 (i) (r)	2,100	1,944
0.51%, 10/25/35 (i)	6,986	6,294

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
First Horizon Asset Securities Inc. REMIC, 5.02%, 02/25/36 (i)	1,922	1,864
First Horizon Mortgage Pass-Through Trust REMIC, 2.58%, 10/25/35 (i)	2,675	2,348
GE-WMC Mortgage Securities LLC REMIC, 0.40%, 12/25/35 (i)	6,801	5,691
Granite Master Issuer Plc
0.34%, 12/17/54 (i)	1,379	1,368
0.36%, 12/20/54 (i)	7,824	7,760
0.45%, 12/20/54 (i), EUR	2,877	3,937
REMIC, 0.30%, 12/20/54 (i) (r)	630	626
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39	1,000	1,096
4.80%, 08/10/42 (i)	100	102
GSR Mortgage Loan Trust REMIC
2.65%, 09/25/35 (i)	1,299	1,312
5.02%, 11/25/35 (i)	457	452
Harborview Mortgage Loan Trust REMIC
0.38%, 05/19/35 (i)	139	121
0.50%, 06/20/35 (i)	1,813	1,706
2.73%, 07/19/35 (i)	639	554
Home Equity Asset Trust REMIC, 1.20%, 07/25/35 (i)	3,700	3,384
HSBC Home Equity Loan Trust REMIC, 0.45%, 01/20/34 (i)	721	716
HSI Asset Securitization Corp. Trust REMIC, 0.51%, 12/25/35 (i)	3,000	2,378
IndyMac Adjustable-Rate Mortgage Trust REMIC, 1.75%, 01/25/32 (i)	—	—
IndyMac Index Mortgage Loan Trust REMIC, 2.34%, 01/25/36 (i)	740	589
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.34%, 05/15/47	1,900	2,075
5.44%, 06/12/47	2,000	2,196
5.42%, 01/15/49	6,400	7,020
JPMorgan Mortgage Acquisition Corp. REMIC, 0.39%, 05/25/36 (i)	8,500	6,991
JPMorgan Mortgage Trust REMIC
3.32%, 02/25/35 (i)	92	95
5.75%, 01/25/36	183	170
5.50%, 04/25/36	1,304	1,328
Lehman XS Trust REMIC, 0.55%, 10/25/35 (i)	4,323	4,187
Long Beach Mortgage Loan Trust REMIC, 0.71%, 10/25/34 (i)	34	31
MASTR Asset Backed Securities Trust REMIC, 0.20%, 01/25/37 (i)	480	178
Mellon Residential Funding Corp. REMIC
2.61%, 10/20/29 (i)	78	79
0.64%, 06/15/30 (i)	215	210
Merrill Lynch Mortgage Investors Trust REMIC
2.19%, 05/25/33 (i)	476	459
0.53%, 08/25/35 (i)	7,800	6,884
1.60%, 10/25/35 (i)	10,871	10,643
0.36%, 02/25/36 (i)	333	302
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.89%, 08/12/49 (i)	6,700	7,485
5.49%, 03/12/51 (i)	1,500	1,652
Mid-State Trust IV REMIC, 8.33%, 04/01/30	4	5
MLCC Mortgage Investors Inc. REMIC
1.15%, 10/25/35 (i)	156	147
0.40%, 11/25/35 (i)	255	245
Morgan Stanley Dean Witter Capital I REMIC, 1.05%, 07/25/32 (i)	2,207	2,029
Morgan Stanley Re-REMIC Trust REMIC, 5.82%, 08/12/45 (i) (r)	701	776
MortgageIT Trust REMIC, 0.41%, 12/25/35 (i)	7,524	6,999
New Century Home Equity Loan Trust REMIC, 0.66%, 09/25/35 (i)	1,900	1,630
Nomura Asset Acceptance Corp. REMIC, 2.89%, 08/25/35 (i)	3,177	3,069
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
0.63%, 08/25/35 (i)	1,500	1,375
0.62%, 09/25/35 (i)	1,700	1,411
Prime Mortgage Trust REMIC
0.55%, 02/25/19 (i)	1	1
0.55%, 02/25/34 (i)	34	32
RASC Trust REMIC, 0.83%, 02/25/35 (i)	7,593	6,968
RBSSP Resecuritization Trust REMIC, 0.40%, 02/26/37 (i) (r)	3,135	2,833
Securitized Asset Backed Receivables LLC Trust REMIC
1.13%, 03/25/35 (i)	963	903
0.40%, 05/25/36 (i)	4,582	2,577
0.21%, 12/25/36 (i)	306	106
Sequoia Mortgage Trust REMIC, 0.86%, 10/19/26 (i)	38	38
SLM Student Loan Trust
2.81%, 12/16/19 (i) (r)	928	947
1.74%, 04/25/23 (i)	6,274	6,473
Soundview Home Loan Trust REMIC, 0.28%, 12/25/36 (i)	2,774	2,641
Structured Asset Mortgage Investments Inc. REMIC
0.82%, 09/19/32 (i)	39	38
0.41%, 07/19/35 (i)	632	628
0.28%, 03/25/37 (i)	1,234	941
Structured Asset Securities Corp. REMIC
2.52%, 02/25/32 (i)	1	1
0.73%, 01/25/33 (i)	6	6
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	350	394
Wachovia Bank Commercial Mortgage Trust REMIC, 0.24%, 06/15/20 (i) (r)	402	398
Washington Mutual Mortgage Pass-Through Certificates REMIC
1.95%, 02/25/31 (i)	1	1
2.38%, 01/25/36 (i)	1,120	1,095
1.53%, 08/25/42 (i)	118	111
1.33%, 11/25/42 (i)	67	64
0.44%, 10/25/45 (i)	136	125
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 01/25/35 (i)	498	500
2.61%, 03/25/36 (i)	4,299	4,147
2.61%, 03/25/36 (i)	601	605
2.62%, 04/25/36 (i)	3,260	3,155
Wood Street CLO BV, 0.54%, 11/22/21 (i), EUR	2,811	3,824
Total Non-U.S. Government Agency Asset-Backed Securities (cost $288,346)		307,945

CORPORATE BONDS AND NOTES - 12.6%
CONSUMER DISCRETIONARY - 0.2%
Time Warner Inc., 3.15%, 07/15/15	3,414	3,526
Viacom Inc., 1.25%, 02/27/15	7,000	7,043
		10,569
ENERGY - 1.7%
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	900	934

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Petrobras International Finance Co.
5.88%, 03/01/18 (e)	1,300	1,387
8.38%, 12/10/18 (e)	700	816
7.88%, 03/15/19	16,800	19,166
Petroleos Mexicanos, 8.00%, 05/03/19 (e)	2,700	3,294
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 09/30/20 (r)	4,403	4,736
Rosneft Finance SA
7.50%, 07/18/16	1,600	1,734
6.63%, 03/20/17	3,000	3,214
Shell International Finance BV
0.31%, 11/10/15 (i)	11,200	11,204
0.45%, 11/15/16 (i)	9,200	9,209
Statoil ASA, 0.70%, 11/08/18 (e) (i)	29,300	29,473
		85,167
FINANCIALS - 8.8%
Ally Financial Inc.
8.30%, 02/12/15	5,800	6,134
4.63%, 06/26/15 (e)	1,000	1,036
5.50%, 02/15/17	5,000	5,425
7.50%, 09/15/20 (e)	1,600	1,902
American International Group Inc.
5.05%, 10/01/15	200	213
8.25%, 08/15/18	3,000	3,751
6.25%, 03/15/37 (i)	800	840
8.18%, 05/15/58 (e) (i)	21,800	28,640
Banco de Credito e Inversiones, 3.00%, 09/13/17 (e) (r)	3,200	3,253
Banco Nacional de Desenvolvimento Economico e Social, 3.38%, 09/26/16 (r)	1,700	1,732
Bank of America Corp.
4.50%, 04/01/15	3,400	3,528
6.50%, 08/01/16	8,460	9,476
Bank of America NA
0.71%, 11/14/16 (i)	48,300	48,375
6.00%, 10/15/36	3,200	3,816
Bank of India, 6.25%, 02/16/21	3,100	3,328
Bank of Montreal, 2.85%, 06/09/15 (r)	1,800	1,853
Bank of Nova Scotia
1.65%, 10/29/15 (r)	1,700	1,731
1.95%, 01/30/17 (e) (i) (r)	200	205
Barclays Bank Plc, 5.20%, 07/10/14	700	709
BBVA Bancomer SA
4.50%, 03/10/16 (r)	1,200	1,269
6.50%, 03/10/21 (e) (r)	2,400	2,595
Bear Stearns Cos. LLC, 5.30%, 10/30/15	3,078	3,288
Caixa Economica Federal, 2.38%, 11/06/17 (r)	3,200	3,088
CIT Group Inc.
5.25%, 04/01/14 (e) (r)	800	800
4.75%, 02/15/15 (e) (r)	2,000	2,055
Citigroup Inc.
5.00%, 09/15/14	3,700	3,772
5.50%, 10/15/14	12,450	12,778
0.52%, 11/05/14 (i)	5,900	5,902
4.88%, 05/07/15	3,500	3,647
1.25%, 01/15/16	4,000	4,014
0.51%, 06/09/16 (i)	2,600	2,568
3.95%, 06/15/16	1,600	1,695
4.45%, 01/10/17	900	972
6.13%, 08/25/36	1,300	1,422
Credit Agricole SA
8.38% (callable at 100 beginning 10/13/19) (i) (m) (r)	4,900	5,562
1.40%, 04/15/16 (i) (q)	5,000	5,068
Export-Import Bank of Korea, 5.88%, 01/14/15	9,700	10,086
Fifth Third Bancorp, 0.65%, 12/20/16 (i)	900	892
Ford Motor Credit Co. LLC
8.70%, 10/01/14 (e)	7,400	7,691
3.88%, 01/15/15	10,400	10,649
7.00%, 04/15/15	2,900	3,085
2.75%, 05/15/15	4,800	4,898
5.63%, 09/15/15 (e)	3,900	4,157
4.21%, 04/15/16	6,794	7,201
1.02%, 01/17/17 (i)	19,200	19,306
General Electric Capital Corp.
3.80%, 06/18/19 (q)	3,700	3,920
6.38%, 11/15/67 (i)	5,000	5,500
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	14,322
JPMorgan Chase & Co.
3.70%, 01/20/15	6,700	6,869
1.10%, 10/15/15 (e)	12,362	12,413
3.45%, 03/01/16	12,400	12,987
3.15%, 07/05/16	1,600	1,674
1.05%, 05/30/17 (i), GBP	3,700	6,014
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,671
Korea Development Bank, 3.50%, 08/22/17	1,900	2,011
LBG Capital No.1 Plc, 8.50%, (callable at 100 beginning 12/17/21) (i) (m) (r)	200	214
LBG Capital No.2 Plc
15.00%, 12/21/19 (v), GBP	13,400	32,460
8.88%, 02/07/20 (v), EUR	1,200	1,835
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	26,100	29,533
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	1,900	2,182
National Bank of Canada, 2.20%, 10/19/16 (i) (r)	400	412
Nationwide Building Society, 4.65%, 02/25/15 (r)	3,500	3,625
Northern Rock Plc, 5.63%, 06/22/17 (q)	16,000	17,904
Prudential Financial Inc., 3.88%, 01/14/15	3,500	3,590
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (i) (m) (r)	2,100	2,268
SLM Corp., 8.45%, 06/15/18	3,400	4,004
Springleaf Finance Corp., 6.90%, 12/15/17 (e)	1,900	2,085
State Bank of India, 4.50%, 07/27/15 (r)	2,500	2,587
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,532
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (e) (i) (m)	8,700	9,287
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (i) (m)	2,100	2,386
		446,692
INDUSTRIALS - 0.7%
Asciano Finance Ltd., 5.00%, 04/07/18 (r)	3,800	4,081
Con-way Inc., 7.25%, 01/15/18	1,400	1,633
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	500	523
CSN Resources SA, 6.50%, 07/21/20 (r)	3,500	3,570
International Lease Finance Corp.
5.75%, 05/15/16	700	753
6.75%, 09/01/16 (r)	1,900	2,114
7.13%, 09/01/18 (r)	20,858	24,247
		36,921
MATERIALS - 0.3%
Braskem Finance Ltd., 5.75%, 04/15/21 (r)	4,100	4,095
Corp. Nacional del Cobre de Chile, 7.50%, 01/15/19 (e) (r)	1,500	1,800
Gerdau Holdings Inc.
7.00%, 01/20/20 (e) (r)	3,600	3,996
5.75%, 01/30/21 (e) (r)	4,300	4,407
		14,298

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 0.5%
Qtel International Finance Ltd., 3.38%, 10/14/16 (r)	300	315
Verizon Communications Inc.
4.90%, 09/15/15	5,801	6,150
2.50%, 09/15/16	9,800	10,149
1.98%, 09/14/18 (i)	2,300	2,415
3.65%, 09/14/18	7,800	8,306
		27,335
UTILITIES - 0.4%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	5,400
Entergy Corp., 3.63%, 09/15/15 (l)	5,200	5,382
Korea Hydro & Nuclear Power Co. Ltd., 6.25%, 06/17/14 (r)	3,300	3,337
Majapahit Holding BV
8.00%, 08/07/19 (e) (r)	2,200	2,560
7.75%, 01/20/20 (r)	5,000	5,737
Tokyo Electric Power Co. Inc.
1.50%, 05/30/14, JPY	4,000	39
1.85%, 07/28/14, JPY	19,000	184
		22,639
Total Corporate Bonds and Notes (cost $614,566)		643,621

GOVERNMENT AND AGENCY OBLIGATIONS - 74.7%
GOVERNMENT SECURITIES - 46.7%
Federal Home Loan Mortgage Corp. - 3.6% (w)
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17	35,100	34,824
0.75%, 01/12/18	111,700	109,168
0.88%, 03/07/18	1,900	1,861
3.75%, 03/27/19	6,100	6,656
1.75%, 05/30/19	1,200	1,190
1.25%, 08/01/19 - 10/02/19	30,700	29,458
		183,157
Federal National Mortgage Association - 1.6% (w)
Federal National Mortgage Association
0.88%, 08/28/17 - 05/21/18	78,800	77,693
1.88%, 09/18/18	1,000	1,010
		78,703
Municipals - 4.3%
Bay Area Toll Authority, RB, 7.04%, 04/01/50	3,400	4,585
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,159
California State University, 6.43%, 11/01/30	1,400	1,642
California Statewide Communities Development Authority, 7.55%, 05/15/40	5,500	6,872
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,213
Chicago Transit Authority
6.30%, 12/01/21	100	112
6.90%, 12/01/40 - 12/01/40	4,100	4,848
City of Los Angeles Wastewater System, RB - Series B, 5.00%, 06/01/30	7,420	8,271
City of New York, 6.27%, 12/01/37	6,560	8,041
City of North Las Vegas Nevada, 6.57%, 06/01/40	9,200	7,100
County of Clark Nevada Airport System, RB, 6.82%, 07/01/45	1,600	2,107
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	13,800	16,498
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47	6,900	5,563
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	1,980
Irvine Ranch Water District, 6.62%, 05/01/40	16,800	20,973
Kansas Development Finance Authority, 5.00%, 11/15/32	2,000	2,139
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/40	9,000	11,577
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	4,010
Los Angeles Unified School District (insured by Assured Guaranty Municipal Corp.), 4.50%, 07/01/22	3,600	3,977
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp.), 4.50%, 01/01/28	6,300	6,759
Mississippi Development Bank, 6.31%, 01/01/33	1,500	1,803
New Jersey Economic Development Authority (insured by Assured Guaranty Municipal Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	4,664
New Jersey State Turnpike Authority, 7.41%, 01/01/40	5,800	8,134
New Jersey Transportation Trust Fund Authority, 5.25%, 06/15/36	1,900	2,034
New York City Transitional Finance Authority Building Aid, RB (insured by State Aid Withholding) - Series S-1, 5.00%, 07/15/29	3,700	4,121
New York City Water & Sewer System, 5.79%, 06/15/41	4,000	4,261
New York Liberty Development Corp., GO, 5.00%, 12/15/41	17,000	17,817
New York State Dormitory Authority
5.05%, 09/15/27	4,700	5,187
5.00%, 12/15/28 - 03/15/31	11,400	12,751
North Carolina Turnpike Authority, 6.70%, 01/01/39	2,000	2,177
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,098
Port Authority of New York & New Jersey, GO, 5.65%, 11/01/40	1,100	1,265
San Diego Tobacco Settlement Revenue Funding Corp., RB, 7.13%, 06/01/32	720	694
State of California
7.70%, 11/01/30	100	120
7.50%, 04/01/34	7,600	10,251
7.95%, 03/01/36	600	706
State of Iowa, 6.75%, 06/01/34	4,100	4,560
State of Wisconsin (insured by Assured Guaranty Municipal Corp.), 5.05%, 05/01/18	1,500	1,647
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	190	190
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	1,585	1,257
University of California, 6.40%, 05/15/31	5,500	6,489
University of California, RB, 6.55%, 05/15/48	1,500	1,852
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	6,335
		219,839
Sovereign - 10.1%
Autonomous Community of Valencia, Spain, 4.38%, 07/16/15, EUR	1,100	1,566
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17 (r), EUR	1,000	1,452
Italy Buoni Poliennali Del Tesoro
3.00%, 04/15/15 - 11/01/15 , EUR	42,700	60,803
4.50%, 07/15/15, EUR	35,100	50,692
3.75%, 08/01/15 - 08/01/16 , EUR	12,600	18,146
2.75%, 12/01/15, EUR	33,300	47,403
2.25%, 05/15/16, EUR	11,600	16,437

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
4.75%, 09/15/16, EUR	200	300
Italy Certificati di Credito del Tesoro, 0.00%, 06/30/15 (j), EUR	8,900	12,154
Korea Development Bank, 4.38%, 08/10/15	7,200	7,538
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	3,051
Province of Ontario, Canada
1.00%, 07/22/16 (e)	1,100	1,106
1.60%, 09/21/16	66,200	67,401
5.50%, 06/02/18, CAD	700	723
3.00%, 07/16/18 (e)	500	525
4.40%, 06/02/19, CAD	1,700	1,699
1.65%, 09/27/19 (e)	2,900	2,811
4.40%, 04/14/20 (e)	8,400	9,281
4.20%, 06/02/20, CAD	2,300	2,280
4.00%, 06/02/21, CAD	5,400	5,273
3.15%, 06/02/22, CAD	10,800	9,884
Province of Quebec, Canada
4.25%, 12/01/21, CAD	9,900	9,756
3.50%, 12/01/22, CAD	6,300	5,852
Spain Government Bond
3.00%, 04/30/15, EUR	9,200	12,992
4.00%, 07/30/15, EUR	20,500	29,472
3.75%, 10/31/15, EUR	83,700	120,787
3.15%, 01/31/16, EUR	10,000	14,382
3.25%, 04/30/16, EUR	400	579
3.30%, 07/30/16, EUR	800	1,162
		515,507
Treasury Inflation Index Securities - 7.9%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/17 (n) (o)	3,502	3,601
0.13%, 04/15/18 - 07/15/22 (n)	48,668	47,714
1.38%, 01/15/20 (n)	6,166	6,664
1.25%, 07/15/20 (n)	19,736	21,268
1.13%, 01/15/21 (n)	8,448	8,966
0.63%, 07/15/21 (n)	3,425	3,527
0.38%, 07/15/23 (n)	11,258	11,132
2.38%, 01/15/25 - 01/15/27 (n)	123,854	146,549
2.00%, 01/15/26 (n)	42,899	48,842
1.75%, 01/15/28 (n)	77,601	85,931
3.63%, 04/15/28 (n)	2,169	2,948
2.50%, 01/15/29 (n)	9,806	11,902
3.88%, 04/15/29 (n)	1,565	2,208
		401,252
U.S. Treasury Securities - 19.2%
U.S. Treasury Note
1.50%, 07/31/16 - 08/31/18 (o)	67,200	67,236
0.88%, 09/15/16 - 04/30/17	59,900	59,955
0.63%, 10/15/16 (o)	21,800	21,766
0.63%, 11/15/16 - 08/31/17	348,300	346,547
0.75%, 01/15/17 - 12/31/17	317,900	316,998
3.13%, 01/31/17	800	851
3.00%, 02/28/17	1,500	1,592
1.00%, 03/31/17	4,000	4,011
3.25%, 03/31/17	4,100	4,386
0.50%, 07/31/17	8,000	7,847
0.75%, 02/28/18 (o)	3,359	3,283
1.50%, 01/31/18 - 02/28/19	85,200	84,479
1.63%, 03/31/19	62,200	61,903
		980,854
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 28.0%
Federal Home Loan Mortgage Corp. - 1.1%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 05/01/40	12,124	13,468
5.50%, 05/01/26 - 03/01/40	10,478	11,508
2.48%, 07/01/27 (i)	1	1
4.50%, 04/15/44 - 05/15/44 , TBA (g)	16,000	17,007
6.00%, 04/15/44, TBA (g)	1,000	1,111
REMIC, 0.31%, 07/15/19 (i)	262	262
REMIC, 0.30%, 08/15/19	701	701
REMIC, 7.00%, 05/15/23	120	134
REMIC, 0.61%, 11/15/30 (i)	2	2
REMIC, 4.50%, 03/15/34	9,715	10,273
REMIC, 0.19%, 12/25/36 (i)	936	929
REMIC, 3.50%, 01/15/42	4,090	3,757
REMIC, 1.33%, 02/25/45 (i)	62	63
		59,216
Federal National Mortgage Association - 25.4%
Federal National Mortgage Association
4.00%, 07/01/15 - 03/01/42	75,250	79,668
6.00%, 05/01/16 - 05/01/41	124,622	138,750
5.50%, 06/01/16 - 03/15/44	310,944	343,070
4.50%, 05/01/18 - 11/01/43	197,806	211,084
3.00%, 04/01/21 - 06/01/22	16,553	17,191
3.89%, 07/01/21	2,800	2,983
3.33%, 11/01/21	96	99
3.50%, 12/01/21	4,141	4,359
3.16%, 05/01/22	13,012	13,374
2.59%, 07/01/22	5,437	5,313
2.79%, 07/01/22	4,667	4,624
2.31%, 08/01/22	4,000	3,837
2.50%, 10/01/22 - 10/01/22	956	980
5.00%, 05/01/23 - 03/15/44	51,354	56,076
2.87%, 09/01/27	2,800	2,584
3.00%, 04/15/29, TBA (g)	44,000	45,196
3.50%, 04/15/29, TBA (g)	139,000	145,689
4.00%, 04/15/29, TBA (g)	2,000	2,115
6.50%, 07/01/29	—	1
2.07%, 01/01/35 (i)	1,220	1,297
1.53%, 09/01/40 (i)	3	3
1.33%, 06/01/43 (i)	327	335
4.50%, 04/15/44 - 05/15/44 , TBA (g)	55,000	58,650
5.00%, 04/15/44, TBA (g)	121,000	131,928
5.50%, 04/15/44, TBA (g)	11,000	12,136
REMIC, 5.00%, 04/25/33	196	214
REMIC, 2.30%, 05/25/35 (i)	75	77
REMIC, 0.60%, 09/25/35 (i)	2,230	2,235
REMIC, 0.46%, 04/25/37 (i)	849	848
REMIC, 0.21%, 07/25/37 (i)	506	487
REMIC, 0.65%, 06/25/39 (i)	11,334	11,387
REMIC, 6.50%, 12/25/42	50	57
REMIC, 0.50%, 03/25/44 (i)	283	283
		1,296,930
Government National Mortgage Association - 1.2%
Government National Mortgage Association
1.63%, 05/20/26 - 02/20/32 (i)	126	130
2.00%, 04/20/30 (i)	5	5
5.00%, 02/15/38 - 07/15/41	54,159	59,223
		59,358
Small Business Administration Participation Certificates - 0.3%
Small Business Administration Participation Certificates
6.29%, 01/01/21	8	8
5.13%, 09/01/23	18	20
5.52%, 06/01/24	456	496
5.29%, 12/01/27	529	577
5.16%, 02/01/28	6,367	6,998
5.49%, 03/01/28	5,918	6,636
		14,735
Total Government and Agency Obligations (cost $3,801,000)		3,809,551

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Wells Fargo & Co., 7.50% (m) (v)	25	29,325
Total Preferred Stocks (cost $30,281)		29,325

TRUST PREFERREDS - 0.4%
FINANCIALS - 0.4%
GMAC Capital Trust I, 8.13%, (callable at 25 beginning 02/15/16)	740	20,202
Total Trust Preferreds (cost $18,500)		20,202

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. Escrow (c) (f) (u)	128	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 12.8%
Certificates of Deposit - 0.1%
Credit Suisse, 0.46%, 03/17/15 (i)	$3,300	3,299
Itau Unibanco, 1.38%, 10/31/14	2,700	2,682
		5,981
Federal Home Loan Bank - 10.5% (w)
Federal Home Loan Bank
0.08%, 05/07/14 - 08/27/14	55,100	55,095
0.06%, 06/02/14	41,000	40,998
0.10%, 07/11/14 - 09/17/14	143,400	143,383
0.11%, 07/30/14 - 08/06/14	218,300	218,264
0.12%, 08/01/14	60,700	60,690
0.09%, 08/29/14 - 09/19/14	17,785	17,781
		536,211
Federal Home Loan Mortgage Corp. - 0.6% (w)
Federal Home Loan Mortgage Corp., 0.09%, 09/15/14 - 10/06/14	31,400	31,392

Federal National Mortgage Association - 0.8% (w)
Federal National Mortgage Association, 0.09%, 09/24/14	39,315	39,305

Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	37,877	37,877

Treasury Securities - 0.0%
U.S. Treasury Bill, 0.12%, 03/05/15 (o)	$460	460
Total Short Term Investments (cost $651,114)		651,226

Total Investments - 107.1% (cost $5,403,807)		5,461,870
Other Assets and Liabilities, Net - (7.1%)		(360,073)
Total Net Assets - 100.0%		$5,101,797

JNL/PPM America Floating Rate Income Fund (t)

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.3%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (r)	$2,143	$2,234
United Air Lines Inc. Pass-Through Trust, 4.75%, 04/11/22	2,112	2,122
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,255)		4,356

CORPORATE BONDS AND NOTES - 5.9%
CONSUMER DISCRETIONARY - 1.7%
American Axle & Manufacturing Inc., 5.13%, 02/15/19	306	319
BC Mountain LLC, 7.00%, 02/01/21 (r)	100	99
Beazer Homes USA Inc., 9.13%, 06/15/18	1,000	1,058
CBS Outdoor Americas Capital LLC
5.25%, 02/15/22 (r)	166	170
5.63%, 02/15/24 (r)	169	173
Churchill Downs Inc., 5.38%, 12/15/21 (r)	420	428
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (r)	306	331
General Motors Co., 3.50%, 10/02/18 (r)	1,000	1,019
Gibson Brands Inc., 8.88%, 08/01/18 (r)	194	207
Glencore Funding LLC, 4.13%, 05/30/23 (r)	924	883
GLP Capital LP
4.38%, 11/01/18 (r)	277	284
4.88%, 11/01/20 (r)	311	319
5.38%, 11/01/23 (r)	243	250
KB Home
4.75%, 05/15/19	2,148	2,164
7.50%, 09/15/22	234	256
Lamar Media Corp., 5.38%, 01/15/24 (r)	496	508
Levi Strauss & Co., 7.63%, 05/15/20	1,000	1,086
MGM Resorts International
6.75%, 10/01/20	804	891
6.63%, 12/15/21	577	635
Neiman Marcus Group Ltd. Inc.
8.00%, 10/15/21 (r)	1,244	1,367
8.75%, 10/15/21 (r) (y)	1,244	1,375
Netflix Inc., 5.75%, 03/01/24 (r)	1,070	1,107
Nielsen Finance LLC, 5.00%, 04/15/22 (q)	1,311	1,314
PC Nextco Holdings LLC, 8.75%, 08/15/19 (r) (y)	888	918
PVH Corp., 4.50%, 12/15/22	229	226
Regal Entertainment Group, 5.75%, 03/15/22	800	824
Rent-A-Center Inc., 4.75%, 05/01/21	416	388
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	131	134
RSI Home Products Inc., 6.88%, 03/01/18 (r)	556	596
Sally Holdings LLC, 5.50%, 11/01/23	494	503
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (r) (y)	778	828
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	427	430
Sirius XM Radio Inc., 5.88%, 10/01/20 (r)	1,500	1,579
SIWF Merger Sub Inc., 6.25%, 06/01/21 (r)	471	490
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	1,000	1,115
Tempur Sealy International Inc., 6.88%, 12/15/20	121	132
Toll Brothers Finance Corp., 4.00%, 12/31/18	513	526
TRW Automotive Inc., 4.45%, 12/01/23 (r)	550	553
VTR Finance BV, 6.88%, 01/15/24 (r)	1,060	1,102
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,000	1,135
Wolverine World Wide Inc., 6.13%, 10/15/20	132	143
Wynn Las Vegas LLC, 7.75%, 08/15/20	1,000	1,113
		28,978
CONSUMER STAPLES - 0.2%
B&G Foods Inc., 4.63%, 06/01/21	549	543
Chiquita Brands International Inc., 7.88%, 02/01/21	192	214
Diamond Foods Inc., 7.00%, 03/15/19 (r)	316	327
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (r)	1,506	1,481
Prestige Brands Inc., 5.38%, 12/15/21 (r)	135	138
Sun Merger Sub Inc., 5.25%, 08/01/18 (r)	306	318

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
TreeHouse Foods Inc., 4.88%, 03/15/22	405	408
		3,429
ENERGY - 1.0%
Access Midstream Partners LP, 4.88%, 03/15/24	1,393	1,390
Arch Coal Inc., 8.00%, 01/15/19 (r)	591	591
Calumet Specialty Products Partners LP
6.50%, 04/15/21 (q)	1,630	1,642
7.63%, 01/15/22	788	835
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	1,344	1,263
Hercules Offshore Inc., 7.50%, 10/01/21 (r)	308	311
Murphy Oil USA Inc., 6.00%, 08/15/23 (r)	402	415
Pacific Drilling SA, 5.38%, 06/01/20 (r)	642	637
Parker Drilling Co., 7.50%, 08/01/20	712	758
Penn Virginia Corp., 8.50%, 05/01/20	1,000	1,113
Plains Exploration & Production Co., 6.88%, 02/15/23	1,000	1,113
PVR Partners LP, 6.50%, 05/15/21	1,119	1,195
Regency Energy Partners LP
5.88%, 03/01/22	2,368	2,457
4.50%, 11/01/23	384	357
Rosetta Resources Inc., 5.88%, 06/01/22	1,975	2,019
Seadrill Ltd., 6.13%, 09/15/17 (r)	750	782
Tesoro Corp., 5.13%, 04/01/24	842	838
		17,716
FINANCIALS - 0.4%
Allstate Corp., 5.75%, 08/15/53 (i)	1,000	1,050
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	1,000	1,151
Santander UK Plc, 5.00%, 11/07/23 (r)	768	790
SLM Corp., 5.50%, 01/15/19	2,000	2,116
Stena AB, 7.00%, 02/01/24 (r)	1,498	1,524
		6,631
HEALTH CARE - 0.6%
Capsugel SA, 7.00%, 05/15/19 (r) (y)	595	613
CHS/Community Health Systems Inc., 6.88%, 02/01/22 (r)	843	881
Community Health Systems Inc., 8.00%, 11/15/19	714	785
Forest Laboratories Inc.
4.38%, 02/01/19 (r)	651	685
5.00%, 12/15/21 (r)	1,238	1,309
Fresenius US Finance II Inc., 4.25%, 02/01/21 (r)	749	753
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22 (r)	274	280
HCA Inc.
3.75%, 03/15/19	623	625
8.50%, 04/15/19	1,000	1,046
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (r)	698	719
Pinnacle Merger Sub Inc., 9.50%, 10/01/23 (r)	1,029	1,133
Tenet Healthcare Corp., 6.00%, 10/01/20 (r)	570	610
Valeant Pharmaceuticals International Inc., 6.75%, 08/15/18 (r)	1,000	1,100
		10,539
INDUSTRIALS - 0.8%
Abengoa Finance SAU, 7.75%, 02/01/20 (r)	773	835
Aircastle Ltd.
4.63%, 12/15/18	839	859
6.25%, 12/01/19	1,026	1,108
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (r)	1,000	1,107
Alliant Techsystems Inc., 5.25%, 10/01/21 (r)	178	183
Aviation Capital Group Corp., 3.88%, 09/27/16 (r)	1,346	1,394
B/E Aerospace Inc., 5.25%, 04/01/22	212	218
Bombardier Inc., 6.13%, 01/15/23 (r)	585	591
Griffon Corp., 5.25%, 03/01/22 (r)	2,000	1,980
International Lease Finance Corp., 4.63%, 04/15/21	1,649	1,649
Meritor Inc., 6.25%, 02/15/24	815	817
ServiceMaster Co., 7.00%, 08/15/20	1,065	1,128
United Continental Holdings Inc., 6.00%, 07/15/26	1,677	1,585
United Rentals North America Inc., 8.38%, 09/15/20	1,000	1,107
		14,561
INFORMATION TECHNOLOGY - 0.3%
Entegris Inc., 6.00%, 04/01/22 (q)	1,273	1,302
First Data Corp., 7.38%, 06/15/19 (r)	483	519
NXP BV
3.50%, 09/15/16 (r)	1,000	1,025
5.75%, 02/15/21 (r)	212	226
5.75%, 03/15/23 (r)	242	254
ViaSat Inc., 6.88%, 06/15/20	1,008	1,081
		4,407
MATERIALS - 0.6%
Barrick Gold Corp., 4.10%, 05/01/23	1,000	949
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	2,222	2,305
Cemex Finance LLC, 6.00%, 04/01/24 (q)	1,118	1,121
Cemex SAB de CV, 4.99%, 10/15/18 (r)	1,000	1,058
Cia Minera Ares SAC, 7.75%, 01/23/21 (r)	1,000	1,031
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (r)	1,000	1,077
Norbord Inc., 5.38%, 12/01/20 (r)	882	893
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	1,000	1,030
TPC Group Inc., 8.75%, 12/15/20 (r)	955	1,047
		10,511
TELECOMMUNICATION SERVICES - 0.1%
Frontier Communications Corp., 7.63%, 04/15/24	328	343
Sprint Corp., 7.13%, 06/15/24 (r)	624	655
		998
UTILITIES - 0.2%
AES Corp.
7.38%, 07/01/21	1,000	1,140
5.50%, 03/15/24	833	827
Puget Energy Inc., 6.00%, 09/01/21	778	896
		2,863
Total Corporate Bonds and Notes (cost $96,390)		100,633

VARIABLE RATE SENIOR LOAN INTERESTS - 91.3% (i)
CONSUMER DISCRETIONARY - 28.6%
1-800 Contacts Inc. Term Loan, 4.25%, 01/26/21	1,500	1,503
Acosta Inc. Term Loan B
4.25%, 03/02/18	5,322	5,340
4.25%, 03/02/18	1,500	1,505
Advantage Sales and Marketing Inc. 1st Lien New Term Loan
4.25%, 12/17/17	41	41
4.25%, 12/17/17	113	114
4.25%, 12/17/17	5,167	5,186
4.25%, 12/17/17	1,959	1,966
Affinion Group Replacement Term Loan, 6.75%, 10/10/16	1,940	1,910

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
AlliedBarton Security Services LLC Term Loan, 4.25%, 02/12/21	2,952	2,940
Allison Transmission Inc. Term Loan, 3.75%, 08/08/19	7,339	7,337
AMC Entertainment Inc Term Loan B, 3.50%, 04/30/20	3,111	3,107
American Tire Distributors Inc. Term Loan, 5.75%, 06/19/18	2,000	2,010
Apex Tool Group LLC Term Loan B, 4.50%, 01/31/20	2,978	2,947
Aramark Corp. Term Loan
3.25%, 09/21/19	6,000	5,943
3.25%, 02/21/21	1,958	1,938
Ascend Learning LLC 1st Lien Term Loan, 6.00%, 01/26/19	2,000	2,017
Atlantic Broadband Finance LLC Term Loan, 3.25%, 11/30/19	1,284	1,276
Autoparts Holdings Ltd. 1st Lien Term Loan
6.50%, 09/30/11	1,403	1,404
6.50%, 09/30/11	715	716
Bally Technologies Inc. Term Loan B, 4.25%, 08/21/20	6,983	7,009
Bass Pro Group LLC Term Loan B, 3.75%, 11/30/19	5,281	5,293
Bombardier Recreational Products Inc. Term Loan B, 4.00%, 01/31/19	5,771	5,770
Borgata Term Loan B, 6.75%, 08/15/18	3,333	3,377
Boyd Gaming Corp. Term Loan B, 4.00%, 08/15/20	2,993	2,994
Burger King Corp. Term Loan B, 3.75%, 09/28/19	1,284	1,291
Caesars Entertainment Operating Co. 1st Lien Term Loan B, 5.49%, 01/28/18	3,000	2,826
Caesars Entertainment Resort Properties LLC 1st Lien Term Loan, 7.00%, 10/11/20	4,500	4,555
Camping World Inc. Term Loan B
5.75%, 02/14/20	2,943	2,958
5.75%, 02/14/20	57	57
Capital Safety Group 1st Lien Term Loan, 4.50%, 12/30/19	2,211	2,211
Catalina Marketing Corp. Term Loan, 5.25%, 10/07/20	2,993	2,989
CBS Outdoor Americas Capital Term Loan, 3.00%, 01/16/21	2,400	2,390
Centerplate Inc. Term Loan, 4.75%, 11/13/19	1,500	1,506
Cequel Communications LLC Term Loan, 3.50%, 02/28/19	8,902	8,898
Charter Communications Operating LLC Term Loan E, 3.00%, 04/25/20	17,937	17,772
Charter Communications Operating LLC Term Loan F, 3.00%, 12/31/20	471	466
Chrysler Group LLC Term Loan B
3.50%, 05/24/17	4,944	4,941
3.25%, 12/31/18	2,500	2,489
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22	270	270
Citycenter Holdings LLC Term Loan B, 5.00%, 10/09/20	6,818	6,867
Clear Channel Communications Inc. Term Loan, 6.90%, 01/30/19	9,000	8,808
Coinmach Corp. Incremental Term Loan, 4.25%, 11/15/19	2,000	1,996
Coinmach Corp. Term Loan
4.25%, 11/15/19	2,993	2,987
4.25%, 11/15/19	500	499
Cooper Standard Auto Term Loan, 0.00%, 03/27/21 (z)	2,500	2,502
Crossmark Holdings Inc. Term Loan, 4.50%, 12/21/19	2,480	2,464
CSC Holdings Inc. Term Loan, 2.65%, 04/25/20	3,965	3,912
Cumulus Media Inc. Term Loan, 4.25%, 12/23/20	1,811	1,818
David’s Bridal Inc. Initial Term Loan, 5.00%, 10/08/19	2,970	2,966
DineEquity Inc. Term Loan B-2, 3.75%, 10/19/17	417	418
Ellucian Term Loan, 4.00%, 07/19/18	1,000	1,000
Formula One Holdings Term Loan B-2, 4.50%, 04/30/19	7,424	7,467
Four Seasons Hotels Limited 2nd Lien Term Loan, 6.25%, 12/23/20	1,968	1,995
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20	2,320	2,320
Freedom Group Inc. Term Loan
5.50%, 04/19/19	2,464	2,501
5.50%, 04/19/19	499	506
Garda World Security Corp. Delayed Draw Term Loan, 3.00%, 11/05/20	406	407
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	1,589	1,591
Getty Images Inc. Initial Term Loan, 4.75%, 10/03/19	1,931	1,849
GNC Corp. Term Loan, 3.25%, 03/04/19	3,914	3,892
Goodyear Engineered Products 1st Lien Term Loan, 5.25%, 09/06/17	7,947	7,987
Gymboree Corp. 1st Lien Term Loan
5.00%, 02/23/18	3,952	3,547
5.00%, 02/23/18	26	23
Harrahs Operating Co. Inc. Extended Term Loan B, 4.49%, 01/28/18	798	742
Hilton Worldwide Finance LLC Term Loan B-2, 3.75%, 09/23/20	3,249	3,253
Hilton Worldwide Inc. Term Loan B, 3.75%, 09/23/20	8,732	8,742
Hudson’s Bay Co. Initial Term Loan
4.75%, 10/07/20	510	516
4.75%, 10/07/20	2,210	2,238
4.75%, 10/07/20	340	344
4.75%, 10/07/20	85	86
IMG Worldwide Holdings Inc. 1st Lien Term Loan, 0.00%, 03/19/21 (z)	4,000	3,973
Information Resources Inc. Term Loan, 4.75%, 09/26/20	1,178	1,183
Information Resources Inc. Term Loan B
4.75%, 09/26/20	300	301
4.75%, 09/26/20	694	697
4.75%, 09/26/20	1,484	1,490
J. Crew Group Inc. New Term Loan B, 4.00%, 03/05/21	5,821	5,805
Kasima LLC Term Loan, 3.25%, 05/23/21	4,000	3,970
Landry’s Inc. Term Loan B, 4.00%, 04/24/18	2,887	2,902
Leslie’s Poolmart Inc. Term Loan B, 4.25%, 10/16/19	1,995	1,997
LIN Television Corp. New Term Loan, 4.00%, 12/31/18	595	595
LIN Television Corp. Term Loan B, 4.00%, 12/31/18	140	140
Live Nation Entertainment Inc. Term Loan B-1, 3.50%, 08/14/20	2,942	2,936
Media General Inc. Term Loan B, 4.25%, 07/30/20	5,000	5,028
Mediacom Broadband Term Loan F, 2.63%, 03/31/18	2,500	2,487

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Merlin Entertainments Group Term Loan, 3.40%, 07/01/19	2,699	2,703
MGM Resorts International Term Loan B, 3.50%, 12/20/19	8,237	8,214
Michaels Stores Inc. Term Loan
3.75%, 01/25/20	781	782
3.75%, 01/25/20	781	782
3.75%, 01/25/20	6,382	6,386
Mission Broadcasting Inc. Term Loan B-2, 3.75%, 09/23/20	923	924
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	6,120	6,239
Neiman Marcus Group Inc. Term Loan
4.25%, 10/25/20	9,958	9,983
4.25%, 10/25/20	25	25
Nexstar Broadcasting Inc. Term Loan B-2, 3.75%, 09/23/20	1,047	1,048
Nine Entertainment Corp. Term Loan, 3.50%, 01/28/20	3,970	3,945
OneStopPlus Group Term Loan
4.50%, 03/17/21	23	23
4.50%, 03/17/21	2,978	2,985
Orbitz Worldwide Inc. Term Loan B, 4.50%, 09/20/17	950	952
Orbitz Worldwide Inc. Term Loan C-1, 5.75%, 03/20/19	808	812
OSI Restaurant Partners LLC Replacement Term Loan
3.50%, 10/23/19	162	162
3.50%, 10/23/19	4,835	4,822
Party City Holdings Inc. Term Loan
4.00%, 07/27/19	1,000	1,000
4.00%, 07/27/19	2,051	2,051
4.00%, 07/27/19	1,980	1,980
4.00%, 07/27/19	1,768	1,768
4.00%, 07/27/19	255	255
4.00%, 07/27/19	232	232
Peninsula Gaming LLC Term Loan B, 4.25%, 11/20/17	3,441	3,446
PETCO Animal Supplies Inc. New Term Loan, 4.00%, 11/24/17	3,728	3,735
Pilot Travel Centers LLC Additional Term Loan B, 4.25%, 08/16/19	2,518	2,529
Pinnacle Entertainment Inc. Term Loan B-2, 3.75%, 08/04/20	1,493	1,495
Quebecor Media Inc. Term Loan B-1, 3.25%, 07/29/20	3,980	3,957
Sabre Inc. Term Loan B, 4.25%, 02/19/19	2,441	2,440
Sabre Inc. Term Loan B-2, 4.50%, 02/19/19	2,993	2,991
Savers Inc. New Term Loan, 5.00%, 07/09/19	2,096	2,109
Saxon Enterprises LLC Term Loan, 5.50%, 02/12/19	2,978	2,990
Scientific Games Corp. Term Loan
4.25%, 06/14/20	87	87
4.25%, 06/14/20	5,022	5,022
4.25%, 06/14/20	4,989	4,989
4.25%, 06/14/20	65	65
4.25%, 06/14/20	837	837
Seaworld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/17/20	9,660	9,507
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/15/20	829	827
Seminole Tribe of Florida Initial Term Loan, 3.00%, 04/26/20	1,210	1,206
ServiceMaster Co. Term Loan, 4.41%, 01/31/17	7,914	7,930
ServiceMaster Co. Term Loan C, 3.41%, 07/24/14	3,970	3,971
Sinclair Television Group Inc. Term Loan B
3.00%, 04/09/20	2,472	2,437
3.00%, 04/19/20	1,350	1,331
3.00%, 04/19/20	2,150	2,119
SOURCECORP Inc. Term Loan, 5.25%, 04/30/18	995	1,000
SRAM LLC Term Loan
4.00%, 04/10/20	911	906
4.00%, 04/10/20	147	146
4.00%, 04/10/20	2,748	2,734
SRAM LLC Term Loan B, 5.25%, 04/10/20	42	42
Station GVR Acquisition LLC Term Loan B, 4.25%, 02/21/20	3,975	3,980
Tempur-Pedic International Inc. Term Loan B, 3.50%, 12/31/19	3,579	3,563
TI Group Automotive Systems LLC Term Loan B, 5.50%, 03/28/19	2,978	2,985
Tower Automotive Holdings USA LLC Term Loan, 4.00%, 04/23/20	993	990
Toys R Us Inc. Term Loan, 6.00%, 09/01/16	1,902	1,718
Tribune Company Initial Term Loan, 4.00%, 11/26/20	13,000	12,987
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	1,752	1,749
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20	14,300	14,316
Univision Communications Inc. Term Loan, 4.00%, 03/01/20	2,000	1,996
UPC Financing Partnership Term Loan AH, 3.25%, 06/30/21	3,883	3,871
USI Inc. Term Loan, 4.25%, 12/27/19	2,921	2,930
ValleyCrest Cos. LLC Term Loan, 5.50%, 06/13/19	1,419	1,429
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20	3,262	3,256
Visant Holding Corp. Term Loan B, 5.25%, 12/22/16	3,724	3,691
Vogue International LLC Term Loan, 5.25%, 02/11/20	3,000	3,004
Waddington North America Inc. Term Loan
4.50%, 05/30/20	1,927	1,929
4.50%, 05/30/20	1,051	1,052
4.50%, 06/07/20	25	25
4.50%, 06/07/20	124	125
4.50%, 06/07/20	351	351
8.50%, 11/24/20	1,000	1,015
WaveDivision Holdings LLC Term Loan, 4.00%, 08/08/19	2,574	2,573
Weather Channel Term Loan, 3.50%, 02/11/17	2,000	1,959
Weather Co. Term Loan
3.50%, 02/11/17	944	924
7.00%, 12/21/20	2,016	1,958
7.00%, 12/21/20	984	956
Weight Watchers International Inc. Initial Term Loan B-2, 4.00%, 04/02/20	6,952	5,379
WideOpenWest Finance LLC Term Loan B, 4.75%, 04/01/19	5,505	5,506
WMG Acquisition Corp. Refinancing Term Loan, 3.75%, 07/06/20	2,993	2,975
Ziggo BV Term Loan B-1, 3.25%, 01/15/22	6,656	6,580
Ziggo BV Term Loan B-2, 3.25%, 01/15/22	4,289	4,240
Ziggo BV Term Loan B-3, 0.00%, 01/15/22 (z)	7,054	6,974
		484,916
CONSUMER STAPLES - 5.6%
Albertson’s LLC Delayed Draw Term Loan, 4.75%, 03/21/19	3,000	3,018

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Albertson’s LLC Term Loan B-2, 4.75%, 05/21/19	2,333	2,347
ARAMARK Corp. Extended Term Loan, 3.65%, 01/26/14	123	124
ARAMARK Corp. Term Loan, 3.65%, 07/26/16	72	71
Arysta LifeScience SPC LLC 1st Lien Term Loan
4.50%, 05/22/20	1,500	1,501
4.50%, 05/22/20	6,368	6,371
Arysta LifeScience SPC LLC 2nd Lien Term Loan, 8.25%, 11/20/20	500	507
Big Heart Pet Brands Term Loan, 3.50%, 07/31/20	4,734	4,719
BJ’s Wholesale Club Inc. Term Loan B, 4.50%, 11/01/19	4,500	4,511
CTI Foods Holding Co. LLC 1st Lien Term Loan, 4.50%, 06/20/20	2,993	2,993
Del Monte 1st Lien Term Loan
4.25%, 01/26/21	28	28
4.25%, 01/26/21	1,972	1,974
Del Monte 2nd Lien Term Loan, 8.25%, 07/26/21	500	497
Dole Food Co. Inc. New Term Loan B
4.50%, 10/25/18	368	369
4.50%, 10/25/18	184	185
4.50%, 10/25/18	368	369
4.50%, 10/25/18	368	369
4.50%, 10/25/18	368	369
4.50%, 10/25/18	368	369
4.50%, 10/25/18	368	369
4.50%, 10/25/18	368	369
DS Waters Enterprises Inc. Term Loan, 5.25%, 08/19/20	998	1,012
Dunkin Brands Inc. Term Loan B-4
3.25%, 02/07/21	2,902	2,879
3.25%, 02/07/21	5,454	5,410
HJ Heinz Co. Term Loan B-2, 3.50%, 04/05/20	11,923	11,970
Hostess Brands Inc. Term Loan
6.75%, 03/11/20	3,220	3,345
6.75%, 03/11/20	280	291
JBS USA LLC Incremental Term Loan, 3.75%, 09/22/20	2,993	2,983
Michael Foods Group Inc. Term Loan B, 4.25%, 02/25/18	1,493	1,497
Pinnacle Foods Finance LLC Term Loan G, 3.25%, 04/16/20	1,965	1,954
Pinnacle Foods Finance LLC Term Loan H, 3.25%, 04/29/20	1,995	1,983
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.00%, 12/26/18	5,148	5,160
Rite Aid Corp. 2nd Lien Term Loan, 4.88%, 06/21/21	5,000	5,069
Rite Aid Corp. Term Loan, 3.50%, 02/21/20	1,985	1,982
Sprectrum Brands Inc. Term Loan, 3.50%, 08/13/19	3,921	3,920
Sun Products Corp. Term Loan B, 5.50%, 03/23/20	2,978	2,817
SUPERVALU Inc. New Term Loan, 4.50%, 03/21/19	4,416	4,419
U.S. Foodservice Inc. Term Loan, 4.50%, 03/31/19	6,965	6,995
		95,115
ENERGY - 4.4%
Alpha Natural Resources Inc. Term Loan B, 3.50%, 05/25/20	2,978	2,885
Arch Western Finance LLC Term Loan, 6.25%, 05/16/18	6,985	6,878
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	7,215	7,343
Energy Transfer Equity LP 1st Lien Term Loan, 3.25%, 11/15/19	3,000	2,992
EP Energy LLC Incremental Term Loan, 4.50%, 04/24/19	1,481	1,484
EquiPower Resources Holdings LLC 1st Lien Term Loan, 4.25%, 12/20/18	2,098	2,106
Equipower Resources Term Loan, 4.25%, 12/31/19	2,987	2,997
Fieldwood Energy LLC 1st Lien Term Loan
3.88%, 09/28/18	2,069	2,069
3.88%, 09/28/18	103	103
3.88%, 09/28/18	622	622
3.88%, 09/28/18	—	—
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	3,100	3,225
Husky Intermediate Inc. Incremental Term Loan, 4.25%, 11/13/18	3,000	3,004
Linden Term Loan B, 3.75%, 12/01/20	1,900	1,908
MRC Global Inc. New Term Loan, 4.75%, 11/14/19	2,993	3,027
Oxbow Carbon LLC 2nd Lien Term Loan, 8.00%, 01/19/20	1,000	1,020
Oxbow Carbon LLC Term Loan B, 4.25%, 07/19/19	2,925	2,938
Pacific Drilling SA Term Loan, 4.50%, 06/03/18	3,970	3,983
Peabody Energy Corp. Term Loan, 4.25%, 09/20/20	4,988	4,995
Quicksilver Resources Inc. 2nd Lien Term Loan, 7.00%, 06/21/19	4,000	3,982
Samson Investment Co. Term Loan 1, 5.00%, 09/25/18	2,650	2,674
Seadrill Ltd. Term Loan B, 4.00%, 02/12/21	8,900	8,871
Sheridan Production Partners I-A LP Term Loan B-2, 4.25%, 10/05/19	428	430
Sheridan Production Partners I-M LP Term Loan B-2, 4.25%, 10/05/19	262	263
Vantage Delware Holdings LLC Term Loan, 5.75%, 03/28/19	1,985	2,004
Western Refining Inc. Term Loan B, 4.25%, 11/25/20	3,000	3,022
		74,825
FINANCIALS - 6.4%
AmWINS Group Inc. Term Loan
5.00%, 09/06/19	1,470	1,478
5.00%, 09/06/19	3,096	3,114
Asurion LLC 2nd Lien Term Loan, 0.00%, 02/26/21 (z)	2,000	2,062
Asurion LLC Incremental Term Loan, 4.25%, 06/20/20	4,700	4,681
Asurion LLC Term Loan
5.00%, 05/24/19	7,466	7,478
5.00%, 05/24/19	1,000	1,002
BATS Global Markets Inc. Term Loan B, 5.00%, 01/16/20	500	503
Capital Automotive LP 2nd Lien Term Loan, 6.00%, 04/25/20	1,000	1,021
Capital Automotive LP Term Loan B, 4.00%, 04/19/19	6,389	6,402
CPA Global Ltd. 1st Lien Term Loan, 4.50%, 11/21/20	2,000	2,019
Crown Castle International Corp. New Term Loan B, 3.25%, 01/31/21	4,930	4,912
Cunningham Lindsey U.S. Inc. Term Loan, 5.00%, 10/18/19	2,476	2,475

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Delos Finance SARL Term Loan, 3.50%, 02/26/21	3,000	3,001
Duff & Phelps Corp. 1st Lien Term Loan, 4.50%, 03/28/20	2,990	3,000
Everest Acquisition LLC Term Loan B-3, 3.50%, 05/24/18	333	333
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/17/20	3,092	3,105
Harbourvest Partners LP Extended Term Loan, 3.25%, 02/04/21	1,484	1,472
HUB International Ltd. Term Loan B, 4.75%, 09/17/20	3,990	3,992
iPayment Inc. Term Loan B, 6.75%, 05/08/17	680	672
LPL Holdings Inc. Incremental Term Loan B, 3.25%, 03/29/19	3,950	3,938
National Financial Partners Corp. Term Loan B, 5.25%, 06/25/20	3,485	3,501
Nuveen Investments Inc. 1st Lien Term Loan B, 4.15%, 05/07/17	9,000	9,021
Nuveen Investments Inc. 2nd Lien Term Loan, 6.50%, 02/17/19	4,500	4,506
Realogy Corp. Extended Term Loan, 4.45%, 10/10/16	72	72
Realogy Corp. Term Loan, 3.75%, 03/05/20	6,565	6,585
RP Crown Parent LLC New Term Loan, 6.25%, 12/21/18	3,738	3,722
SAM Finance Lux S.A.R.L. Term Loan, 4.25%, 12/10/20	3,000	3,006
Sheridan Investment Partners I LLC Term Loan B-2, 4.25%, 10/05/19	3,232	3,247
Sheridan Production Partners II LP Term Loan, 4.25%, 12/16/20	1,679	1,689
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/16/20	234	235
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/16/20	87	88
Springleaf Finance Corp. Term Loan, 5.75%, 09/30/19	5,080	5,126
Stena AB Term Loan
4.00%, 02/24/21	2,500	2,494
4.00%, 02/24/21	2,500	2,494
TCW Group Inc. Term Loan, 3.00%, 02/06/20	1,287	1,276
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19	1,305	1,261
Walter Investment Management Corp. Term Loan, 4.75%, 12/19/20	3,000	2,980
		107,963
HEALTH CARE - 10.7%
Accellent Inc. 1st Lien Term Loan, 4.50%, 02/21/21	4,000	3,993
Akorn Inc. Term Loan B, 3.50%, 11/13/20	4,000	4,035
Alere Inc. Term Loan B, 4.25%, 10/11/11	1,955	1,959
Alliance HealthCare Services Inc. Delayed Draw Term Loan, 4.25%, 06/03/19	381	381
Alliance HealthCare Services Inc. Term Loan, 4.25%, 06/03/19	2,607	2,610
Ardent Medical Services Inc. Term Loan, 6.75%, 05/02/18	2,574	2,580
ATI Holdings Inc. 1st Lien Term Loan
5.00%, 12/20/19	499	504
5.00%, 02/01/20	990	1,001
Aveta Inc. Term Loan
9.75%, 10/23/17	820	823
9.75%, 10/23/17	597	599
Biomet Inc. Incremental Term Loan
3.65%, 07/25/17	2,923	2,925
3.65%, 07/25/17	2,944	2,946
3.65%, 07/25/17	111	111
3.73%, 07/25/17	1,967	1,968
Capsugel Holdings US Inc. Incremental Term Loan, 3.50%, 08/01/18	4,692	4,683
CareCore National LLC Term Loan
5.50%, 02/12/21	1,000	1,005
5.50%, 02/12/21	2,000	2,011
Catalent Pharma Solutions Inc. Term Loan, 4.25%, 09/15/17	980	982
Community Health Systems Inc. Term Loan D
4.25%, 01/27/21	6,147	6,194
4.25%, 01/27/21	164	165
Connolly LLC Term Loan B, 5.00%, 01/23/21	2,000	2,018
Convatec Inc. Dollar Term Loan, 4.00%, 12/22/16	2,847	2,850
DaVita HealthCare Partners Inc. Term Loan B, 4.50%, 10/20/16	1,940	1,948
DaVita HealthCare Partners Inc. Term Loan B-2, 4.00%, 08/24/19	1,697	1,704
Emdeon Business Services LLC Term Loan
3.75%, 11/17/18	132	132
3.75%, 11/17/18	218	218
3.75%, 11/17/18	1,518	1,517
3.75%, 11/17/18	959	958
3.75%, 11/17/18	4,101	4,099
Emergency Medical Services Corp. Term Loan
4.00%, 05/05/18	1,304	1,305
4.00%, 05/05/18	2,683	2,685
4.00%, 05/05/18	296	296
Endo Pharmaceuticals Holdings Inc. Term Loan B, 3.25%, 12/11/20	1,356	1,351
Envision Acquisition Co. 2nd Lien Term Loan, 9.75%, 09/23/21	276	277
Envision Acquisition Co. Term Loan, 5.75%, 09/23/20	2,494	2,497
Gentiva Health Services Inc. Term Loan B, 6.50%, 10/15/19	3,500	3,452
Grifols Worldwide Operations USA Inc. Term Loan, 3.00%, 03/05/21	4,000	3,996
Harlan Sprague Dawley Inc. Term Loan, 5.66%, 07/11/14	1,923	1,313
HCA Inc. Term Loan B-4, 2.98%, 05/01/18	5,481	5,478
IASIS Healthcare LLC Term Loan B, 4.50%, 02/20/20	3,923	3,934
Ikaria Inc. 1st Lien Term Loan, 5.00%, 02/03/21	2,000	2,012
Ikaria Inc. 2nd Lien Term Loan, 8.75%, 02/03/22	1,000	1,013
Inventiv Health Inc. Term Loan B, 7.50%, 05/11/11	1,061	1,060
Kindred Healthcare Inc. Term Loan B-1
4.25%, 06/01/18	2,606	2,611
4.25%, 06/01/18	379	380
Kinetic Concepts Inc. Term Loan E, 4.00%, 05/04/18	5,721	5,727
Mallinckrodt International Finance S.A. Term Loan B, 3.50%, 03/14/21	2,500	2,500
Multiplan Inc. Term Loan
4.00%, 08/26/17	1,234	1,231
4.00%, 08/26/17	1,000	998
4.00%, 03/21/21	7,000	6,983
Multiplan Inc. Term Loan B-1, 4.00%, 08/13/17	4,504	4,493
National Mentor Holdings Inc. Term Loan, 4.75%, 01/31/21	2,000	2,011
NBTY Inc. Term Loan
3.50%, 10/01/17	1,655	1,657
3.50%, 10/01/17	197	198
3.50%, 10/01/17	132	132

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
One Call Medical Inc. 1st Lien Term Loan, 5.00%, 11/20/20	3,000	3,008
Onex Carestream Finance LP 1st Lien Term Loan, 5.00%, 06/07/19	5,770	5,819
Onex Carestream Finance LP Term Loan, 9.50%, 12/05/19	2,000	2,038
Par Pharmaceutical Companies Inc. Term Loan, 4.00%, 09/28/19	9,215	9,220
Patheon Inc. Term Loan, 4.25%, 01/27/21	3,000	2,982
PTS Acquisition Corp. Dollar Term Loan, 3.65%, 09/06/16	3,913	3,920
Quintiles Transnational Corp. Term Loan B-3, 3.75%, 08/08/18	6,180	6,175
Radnet Management Inc. Add-On Term Loan, 4.25%, 10/12/18	3,557	3,546
Select Medical Corp. Term Loan B, 4.00%, 06/15/18	—	—
Select Medical Corp. Term Loan E
3.75%, 06/01/18	936	940
3.75%, 06/01/18	—	—
Sheridan Healthcare Inc. Term Loan
4.50%, 06/29/18	260	261
8.25%, 12/31/21	2,000	2,045
Sheridan Holdings Inc. Incremental Term Loan, 4.50%, 06/29/18	2,790	2,802
Surgical Care Affiliates LLC Extended Term Loan, 4.23%, 09/30/11	962	962
Surgical Care Affiliates LLC Term Loan C, 4.25%, 06/30/18	1,990	1,987
Team Health Inc. Term Loan B, 3.75%, 09/30/11	1,463	1,455
U.S. Renal Care Inc. Term Loan B-2
4.25%, 07/03/19	2,978	2,971
4.25%, 07/03/19	1,250	1,247
United Surgical Partners International Inc. 1st Lien Term Loan, 4.75%, 03/30/19	666	668
United Surgical Partners International Inc. New Term Loan B, 4.75%, 03/30/19	2,287	2,295
Valeant Pharmaceuticals International Inc. Term Loan
3.75%, 02/13/19	5,451	5,461
3.75%, 12/11/19	985	987
Valeant Pharmaceuticals International Inc. Term Loan B, 3.75%, 07/08/20	3,218	3,226
		180,524
INDUSTRIALS - 11.7%
ADS Waste Holdings Inc. Term Loan B-2, 3.75%, 10/09/19	5,950	5,934
Affinia Group Inc. Term Loan B-2, 4.75%, 04/12/20	498	498
AlixPartners LLP Term Loan B-2, 4.00%, 07/10/20	3,138	3,142
Allflex Holdings Inc. Term Loan, 4.25%, 06/15/20	2,993	2,998
Alliance Laundry Systems LLC Term Loan B, 4.25%, 12/10/18	1,000	1,003
Alliance Laundry Systems Term Loan B
4.25%, 12/07/18	850	853
4.25%, 02/11/19	2,414	2,422
American Airlines Inc. Term Loan B, 3.75%, 09/21/19	4,975	4,988
American Builders & Contractors Supply Co. Inc. Term Loan, 3.50%, 04/15/20	2,993	2,982
Ameriforge Group Inc. 1st Lien Term Loan, 5.00%, 01/31/20	2,479	2,488
Ameriforge Group Inc. 2nd Lien Term Loan, 8.75%, 12/19/20	500	511
Audio Visual Services Group Inc. 1st Lien Term Loan, 4.50%, 01/22/21	1,000	1,005
Avis Budget Car Rental LLC Term Loan B, 3.00%, 06/15/19	3,479	3,449
BakerCorp Replacement Term Loan, 4.25%, 02/20/20	2,970	2,955
Berry Plastics Corp. Term Loan D, 3.50%, 02/15/20	10,932	10,878
Brand Energy & Infrastructure Services Inc. Term, 4.75%, 11/21/20	1,994	1,999
Brickman Group Holdings Inc. Term Loan, 4.00%, 12/15/20	5,000	5,005
CAMP Systems International Inc. 1st Lien Term Loan, 4.75%, 05/31/19	1,500	1,515
Capital Safety Group Term Loan, 0.00%, 03/26/21 (z)	2,000	1,996
Capsugel Holdings US Inc. Term Loan, 3.50%, 08/01/18	1,420	1,417
Ceridian Corp. Extended Term Loan, 4.40%, 05/09/17	3,875	3,888
Delta Airlines Inc. Term Loan B-1, 3.50%, 10/18/18	4,505	4,502
Dematic SA Term Loan, 4.25%, 12/28/19	2,208	2,212
Ducommun Inc. Term Loan B, 4.75%, 09/30/11	1,047	1,047
DuPont Performance Coatings Inc. Term Loan, 4.00%, 02/03/20	9,935	9,935
Emerald Expositions Holdings Inc. Term Loan, 5.50%, 06/17/20	2,990	3,010
EnergySolutions LLC Term Loan B, 6.75%, 08/10/16	1,267	1,268
Ennis-Flint Term Loan, 0.00%, 03/31/21 (z)	3,000	2,994
Evertec Group LLC Term Loan B, 3.50%, 04/25/20	2,985	2,943
Filtration Group Corp. 1st Lien Term Loan, 4.50%, 11/14/20	3,000	3,018
Filtration Group Corp. 2nd Lien Term Loan, 8.25%, 11/14/21	1,000	1,020
FleetPride Inc. 1st Lien Term Loan, 5.25%, 11/19/19	1,931	1,904
Gardner Denver Inc. Dollar Term Loan, 4.25%, 07/31/20	6,983	6,979
Generac Power Systems Inc. New Term Loan, 3.50%, 05/12/20	5,082	5,078
Genesys Term Loan, 4.00%, 01/25/19	794	793
Hamilton Sundstrand Corp. Term Loan, 4.00%, 12/13/19	7,818	7,796
Harbor Freight Tools USA Inc. New Term Loan, 4.75%, 07/26/19	988	997
Hertz Corp. New Term Loan, 3.00%, 03/11/18	2,339	2,327
International Lease Finance Co. New Term Loan, 3.50%, 06/30/17	3,167	3,161
Landmark Aviation 1st Lien Term Loan, 4.75%, 10/25/19	1,869	1,875
Landmark Aviation Term Loan, 4.75%, 10/25/19	126	127
Nortek Inc. Incremental Term Loan, 5.25%, 04/26/17	399	399
Ply Gem Industries Inc. Term Loan, 4.00%, 01/30/21	1,000	1,000
Protection One Inc. Replacement Term Loan, 4.25%, 03/21/19	500	498
Protection One Inc. Term Loan, 4.25%, 03/17/19	3,198	3,188
RBS Global Inc. and Rexnord Corp. Term Loan B, 4.00%, 08/23/20	11,512	11,512
Schaeffler AG Term Loan C, 4.25%, 02/28/20	1,340	1,345
Sedgwick CMS Holdings Inc. 1st Lien Term Loan, 3.75%, 02/11/21	6,000	5,933

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Sensus Metering Systems Inc. 1st Lien Term Loan
4.75%, 05/09/17	1,710	1,711
5.75%, 05/09/17	4	4
Sequa Corp. Term Loan, 5.25%, 06/19/17	4,272	4,179
Southwire LLC Term Loan, 3.25%, 02/11/21	2,960	2,953
Spotless Holdings Term Loan, 8.75%, 03/22/19	333	341
Spotless Holdings Term Loan B, 5.00%, 09/27/18	2,394	2,424
Swift Transportation Co. Inc. Term Loan B-2
4.00%, 12/21/17	1,039	1,048
4.00%, 12/21/17	178	180
TNT Crane & Rigging, Inc. 1st Lien Term Loan, 5.50%, 11/27/20	3,000	3,030
Tomkins Air Distribution Term Loan, 4.25%, 11/09/18	1,931	1,933
TransDigm Inc. Term Loan C, 3.75%, 02/28/20	9,110	9,110
TransUnion LLC Incremental Term Loan, 4.25%, 02/10/19	997	997
TransUnion LLC Replacement Term Loan, 4.25%, 02/10/19	3,820	3,818
TriNet HR Corp. Term Loan B-2, 5.00%, 08/14/20	2,993	3,026
U.S. Airways Inc. Term Loan B-1, 3.50%, 05/23/19	5,000	4,991
UCI International Inc. Term Loan, 5.50%, 03/23/17	1,940	1,946
Unifrax I LLC New Term Loan, 3.48%, 11/28/18	987	989
United Air Lines Inc. Term Loan, 3.50%, 04/01/19	3,970	3,969
WireCo WorldGroup Inc. Term Loan, 6.00%, 02/15/17	1,086	1,092
WTG Holdings III Corp. 1st Lien Term Loan, 4.75%, 01/10/21	1,000	1,003
WTG Holdings III Corp. 2nd Lien Term Loan, 8.50%, 01/10/22	500	503
		198,034
INFORMATION TECHNOLOGY - 10.6%
Activision Blizzard Inc. Term Loan B, 3.25%, 09/08/20	1,695	1,693
Aeroflex Inc. New Term Loan B, 4.50%, 11/14/19	2,538	2,549
Alcatel-Lucent USA Inc. 1st Lien Term Loan, 4.50%, 01/30/19	2,970	2,982
Ancestry.com Inc. Term Loan B, 4.50%, 03/28/18	4,139	4,152
Applied Systems Inc. 1st Lien Term Loan, 4.25%, 01/15/21	1,000	1,002
Applied Systems Inc. 2nd Lien Term Loan, 7.50%, 01/15/22	1,000	1,015
Arris Group Inc. Term Loan, 3.50%, 02/13/20	4,205	4,185
Attachmate Corp. 1st Lien Term Loan, 7.25%, 11/15/17	3,622	3,642
Avast Software Term Loan, 0.00%, 03/18/20 (z)	2,000	1,995
Avaya Inc. Term Loan B-6
6.50%, 03/31/18	2,974	2,977
6.50%, 03/31/18	2,000	2,002
BMC Software Finance Inc. Term Loan, 5.00%, 08/15/20	11,300	11,312
CCC Information Services Inc. New Term Loan, 4.00%, 12/20/19	993	993
CCC Information Services Inc. Term Loan
4.00%, 12/20/19	34	34
4.00%, 12/20/19	931	931
CDW LLC Incremental Term Loan, 3.25%, 04/24/20	1,000	990
CDW LLC Term Loan, 3.25%, 04/24/20	10,940	10,831
CommScope Inc. Term Loan, 3.25%, 01/26/18	1,312	1,310
Compucom Systems Inc. Term Loan B, 4.25%, 05/07/20	2,990	2,983
Dell Inc. Term Loan B, 4.50%, 09/25/20	11,975	11,888
Epicor Software Corp. Term Loan, 4.00%, 05/16/18	2,405	2,410
First Data Corp. Extended Term Loan, 4.15%, 03/24/21	4,129	4,135
First Data Corp. New Term Loan B, 4.15%, 09/24/18	1,000	1,001
First Data Corp. Term Loan, 4.15%, 03/24/18	10,697	10,714
Freescale Semiconductor Inc. Extended Term Loan B, 5.00%, 02/12/20	5,957	5,978
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21	2,993	3,020
Genpact International Inc. Term Loan
3.50%, 08/17/19	1,556	1,559
3.50%, 08/17/19	919	920
Go Daddy Group Inc. Term Loan, 4.00%, 10/05/18	2,484	2,489
Go Daddy Group Inc. Term Loan B-1, 4.00%, 10/05/18	983	984
IMS Health Inc. Term Loan B
3.75%, 09/01/17	3,146	3,139
3.75%, 09/01/17	3,629	3,621
3.75%, 09/01/17	965	963
Infor Inc. Term Loan, 3.75%, 05/23/20	493	491
Ion Trading Technologies S.A.R.L. 1st Lien Term Loan, 4.50%, 05/21/20	1,880	1,882
iPayment Inc. Term Loan B, 6.75%, 05/08/17	15	15
Kronos Inc. 1st Lien Term Loan, 4.50%, 10/25/19	2,580	2,598
Kronos Inc. Extended Term Loan, 4.50%, 10/30/19	1,000	1,007
Kronos Worldwide Inc. Term Loan B, 4.75%, 02/12/20	1,000	1,006
Microsemi Corp. Term Loan, 3.25%, 02/19/20	2,969	2,961
Microsemi Corp. Term Loan B-2, 3.50%, 02/19/20	998	996
Misys Plc Term Loan, 5.00%, 12/01/18	2,615	2,638
Mitel US Holdings Inc. Term Loan B, 5.25%, 01/24/20	500	505
MoneyGram International Inc. Term Loan
4.25%, 03/26/20	3,970	3,975
4.25%, 03/26/20	500	501
NXP Funding LLC Term Loan D, 3.75%, 01/10/20	3,990	3,974
Rovi Corp. Term Loan, 3.50%, 03/29/19	1,793	1,786
Skillsoft Corp. New Term Loan, 5.00%, 05/26/17	1,581	1,581
Sophos Ltd. Term Loan, 5.00%, 01/16/21	1,000	1,002
SS&C Technologies Inc. Term Loan B-1, 3.25%, 06/10/19	—	—
Sungard Availability Services Term Loan B, 6.00%, 03/25/19	4,000	4,005
SunGard Data Systems Inc. Term Loan D, 4.50%, 12/17/19	495	495
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/08/20	3,938	3,948
SurveyMonkey.com LLC Term Loan, 5.50%, 02/07/19	2,978	2,985
Syniverse Holdings Inc. Term Loan B, 4.00%, 04/23/19	1,939	1,940
Transaction Network Services Inc. Initial Term Loan
5.00%, 02/14/20	10	10
5.00%, 02/14/20	4,768	4,788

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Transfirst Holdings Inc. 1st Lien Term Loan B, 4.00%, 12/27/17	644	644
TransUnion LLC Term Loan, 0.00%, 03/19/21 (z)	5,000	5,008
Verifone Systems Inc. Term Loan A, 2.91%, 12/08/16	1,945	1,938
Verint Systems Inc. New Term Loan, 3.50%, 09/06/19	5,376	5,358
Websense Inc. 1st Lien Term Loan, 4.50%, 06/25/20	1,492	1,492
Websense Inc. 2nd Lien Term Loan, 8.25%, 12/25/20	1,500	1,504
West Corp. Term Loan B-10, 3.25%, 06/30/18	6,168	6,134
WorldPay Ltd. Term Loan
4.75%, 04/26/19	2,000	2,010
4.50%, 11/17/19	499	501
		180,077
MATERIALS - 7.4%
AI Chem & Cy US AcquisCo Inc. 1st Lien Term Loan
4.50%, 06/28/19	2,644	2,652
4.50%, 06/28/19	341	342
AI Chem & Cy US AcquisCo Inc. 2nd Lien Term Loan, 8.25%, 03/28/20	250	254
Ardagh Group Term Loan, 4.25%, 12/15/19	3,100	3,110
Ardagh Packaging Group Ltd. Term Loan, 0.00%, 12/17/17 (z)	1,000	1,000
Ascend Performance Materials LLC Term Loan B, 6.75%, 04/10/18	1,474	1,444
AZ Chem U.S. Inc. Term Loan, 5.25%, 12/19/17	958	965
Berry Plastics Corp. Term Loan D
3.50%, 02/08/20	5	5
3.50%, 02/08/20	3,000	2,985
BWAY Holding Co. Term Loan, 4.50%, 08/31/17	3,861	3,874
Chemtura Corp. Term Loan B, 3.50%, 08/29/16	124	124
Consolidated Container Co. LLC Term Loan B, 5.00%, 07/03/19	1,975	1,996
CPG International Inc. Term Loan
4.75%, 09/30/20	2,985	2,990
4.75%, 09/30/20	8	8
Exopack Holdings SA Term Loan, 5.25%, 04/24/19	770	778
Fairmount Minerals Ltd. Term Loan B-2, 4.50%, 09/03/19	4,988	4,996
FMG Resources Pty Ltd. New Term Loan B, 4.25%, 06/30/19	11,908	11,993
Houghton International Inc. 1st Lien Term Loan, 4.00%, 12/13/19	2,277	2,278
Houghton International Inc. 2nd Lien Term Loan, 9.50%, 12/20/20	1,000	1,023
Huntsman International Additional Term Loan, 3.00%, 01/31/21	7,000	7,000
INEOS US Finance LLC New Term Loan, 3.75%, 05/14/18	11,398	11,323
Infor Inc. Term Loan, 3.75%, 06/03/20	6,190	6,167
JMC Steel Group Inc. Term Loan, 4.75%, 04/01/17	1,605	1,607
Kranson Industries Inc. Term Loan, 4.00%, 04/30/18	1,902	1,903
Kronos Inc. Extended Term Loan, 4.50%, 10/30/19	645	649
Nexeo Solutions LLC Term Loan B-3
5.00%, 09/09/17	965	965
5.00%, 09/09/17	612	612
5.00%, 09/09/17	2,424	2,424
Novelis Inc. Extended Term Loan, 3.75%, 03/10/17	2,266	2,262
Omnova Solutions Inc. Extended Term Loan, 4.25%, 05/01/18	1,935	1,942
Oxea Finance & Cy SCA Term Loan B, 4.25%, 02/01/20	2,993	3,016
PQ Corp. Extended Term Loan
4.00%, 08/07/17	114	114
4.50%, 08/07/17	3,153	3,156
Quikrete Holdings Inc. 1st Lien Term Loan, 4.00%, 09/30/20	5,985	5,991
Quikrete Holdings Inc. 2nd Lien Term Loan, 7.00%, 03/30/21	500	512
Royal Adhesives & Sealants LLC 1st Lien Term Loan, 5.50%, 07/30/18	1,984	2,007
Taminco Global Chemical Corp. Term Loan
3.25%, 02/15/19	356	354
3.25%, 02/15/19	44	44
Taminco Global Chemical Corp. Term Loan B-3, 3.25%, 02/15/19	1,572	1,567
Tank Holdings Corp. Term Loan, 4.25%, 07/06/19	1,458	1,457
TMS International Corp. Term Loan B, 4.50%, 10/17/20	2,000	2,003
Tronox Inc. Term Loan, 4.50%, 03/22/20	4,025	4,046
Univar Inc. Term Loan B
5.00%, 06/30/17	—	—
5.00%, 06/30/17	10,621	10,588
5.00%, 06/30/17	2,145	2,138
5.00%, 06/30/17	365	364
5.00%, 06/30/17	581	579
Walter Energy Inc. Term Loan B
6.75%, 03/04/18	686	662
6.75%, 03/04/18	479	463
7.25%, 03/04/18	409	395
7.25%, 03/04/18	815	787
7.25%, 04/01/18	242	234
Wilsonart LLC Incremental Term Loan, 4.00%, 10/31/19	1,000	998
Wilsonart LLC Term Loan
4.00%, 10/31/19	1,975	1,969
4.00%, 10/31/19	1,990	1,984
		125,099
TELECOMMUNICATION SERVICES - 5.1%
Avaya Inc. Term Loan B-3, 4.73%, 10/26/17	2,491	2,430
Consolidated Communications Inc. Term Loan B, 4.25%, 12/20/20	3,500	3,520
Crown Castle International Corp. New Term Loan B, 3.25%, 01/31/21	1,100	1,096
Genesys Telecom Holdings US Inc. Delayed Draw Term Loan B
4.50%, 11/04/20	442	444
4.50%, 11/04/20	224	225
Genesys Telecom Holdings US Inc. Term Loan B, 4.50%, 11/04/20	333	334
Global Tel*Link Corp. 1st Lien Term Loan, 5.00%, 05/20/20	2,719	2,697
Global Tel*Link Corp. 2nd Lien Term Loan, 9.00%, 11/20/20	1,000	980
Hargray Communications Group Inc. 1st Lien Term Loan B, 4.75%, 06/24/19	2,985	3,015
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	9,628	9,643
IPC Information Systems LLC 1st Lien Term Loan, 7.75%, 07/31/17	1,908	1,908
IPC Information Systems LLC Term Loan C, 7.75%, 07/31/17	988	986

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Level 3 Communications Inc. Term Loan, 4.00%, 01/14/20	10,000	10,012
Level 3 Communications Inc. Term Loan B-3, 4.00%, 08/01/19	500	501
LTS Buyer LLC 1st Lien Term Loan, 4.00%, 04/13/20	1,276	1,268
Mediacom Broadband LLC Term Loan G, 4.00%, 01/16/20	2,963	2,963
NTELOS Inc. Extended Term Loan B, 5.75%, 11/09/19	1,691	1,676
Presidio Inc. 1st Lien Term Loan, 5.00%, 03/31/17	1,629	1,633
SBA Communications Inc. Delayed Draw Term Loan, 3.25%, 03/24/21	3,500	3,484
SBA Communications Inc. Term Loan, 3.75%, 03/24/21	3,500	3,484
Securus Investment Holdings LLC Term Loan, 4.75%, 04/26/20	2,993	2,986
Syniverse Holdings Inc. Term Loan, 4.00%, 04/23/19	2,400	2,396
Telesat Canada US Term Loan B, 3.50%, 03/26/19	7,919	7,889
Virgin Media Investment Holdings Ltd. Term Loan B-2, 3.50%, 02/22/20	6,000	5,984
Windstream Corp. Term Loan B-4, 3.50%, 01/23/20	2,378	2,372
Windstream Corp. Term Loan B-5, 3.50%, 08/08/19	4,694	4,686
XO Communications 1st Lien Term Loan, 0.00%, 03/17/21 (z)	2,000	2,010
Zayo Group LLC Term Loan B, 4.00%, 07/14/19	5,985	5,986
		86,608
UTILITIES - 0.8%
AES Corp. Replacement Term Loan, 3.75%, 06/08/18	1,517	1,522
Calpine Corp. Term Loan, 4.00%, 03/07/18	5,937	5,950
Calpine Corp. Term Loan B-1, 3.00%, 05/03/20	995	977
Calpine Corp. Term Loan B-2
4.00%, 04/01/18	1,470	1,473
3.25%, 01/03/22	995	977
Calpine Corp. Term Loan B-3, 4.00%, 10/05/19	494	495
NRG Energy Inc. Refinancing Term Loan B, 2.75%, 07/01/18	2,423	2,399
SunCoke Energy Inc. Incremental Term Loan B, 4.00%, 07/26/18	453	453
		14,246
Total Variable Rate Senior Loan Interests (cost $1,547,725)		1,547,407

SHORT TERM INVESTMENTS - 5.4%
Investment Company - 5.4%
State Street Institutional Liquid Reserves Fund, 0.10% (h)	92,049	92,049
Total Short Term Investments (cost $92,049)		92,049

Total Investments - 102.9% (cost $1,740,419)		1,744,445
Other Assets and Liabilities, Net - (2.9%)		(49,348)
Total Net Assets - 100.0%		$1,695,097

JNL/PPM America High Yield Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.0%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (r)	$13,927	$14,519
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.75%, 09/11/38 (i)	1,000	1,029
5.49%, 12/11/40 (i)	6,314	5,964
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	2,014	2,161
5.50%, 10/29/20	2,182	2,286
Delta Air Lines Inc. Pass-Through Trust
6.38%, 01/02/16 (q)	1,000	1,063
7.75%, 12/17/19 (e)	1,097	1,289
GS Mortgage Securities Trust REMIC, 5.62%, 11/10/39	1,673	1,657
Hawaiian Airlines Pass-Through Certificates, 4.95%, 01/15/22	8,276	8,059
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.04%, 10/15/42 (i)	1,623	1,671
5.46%, 01/15/49 (i)	852	891
United Air Lines Inc. Pass-Through Trust, 4.75%, 04/11/22	9,938	9,988
Wachovia Bank Commercial Mortgage Trust REMIC
5.38%, 12/15/44 (i)	886	903
5.93%, 05/15/46 (i)	3,337	3,386
Total Non-U.S. Government Agency Asset-Backed Securities (cost $53,025)		54,866

CORPORATE BONDS AND NOTES - 84.2%
CONSUMER DISCRETIONARY - 23.7%
Allbritton Communications Co., 8.00%, 05/15/18	2,929	3,068
AMC Networks Inc., 4.75%, 12/15/22	6,000	5,970
American Axle & Manufacturing Inc., 5.13%, 02/15/19 (e)	1,913	1,992
American Greetings Corp., 7.38%, 12/01/21 (e)	3,934	4,131
Ascent Capital Group Inc., 4.00%, 07/15/20 (v)	2,000	1,995
Aviation Capital Group Corp., 6.75%, 04/06/21 (e) (r)	6,462	7,130
BC Mountain LLC, 7.00%, 02/01/21 (e) (r)	8,779	8,691
Beazer Homes USA Inc., 7.50%, 09/15/21	18,382	19,761
Borgata Term Loan B, 6.75%, 08/15/18 (i)	10,417	10,556
Boyd Gaming Corp., 9.00%, 07/01/20 (e)	5,273	5,833
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20	14,000	12,565
Caesars Entertainment Resort Properties LLC, 11.00%, 10/01/21 (e) (r)	3,000	3,150
Carmike Cinemas Inc., 7.38%, 05/15/19	1,238	1,351
CBS Outdoor Americas Capital LLC
5.25%, 02/15/22 (e) (r)	599	614
5.63%, 02/15/24 (r)	3,837	3,933
CCO Holdings LLC
5.25%, 09/30/22 (e)	3,000	2,963
5.13%, 02/15/23 (e)	6,000	5,775
Chassix Inc., 9.25%, 08/01/18 (r)	5,000	5,375
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (e) (r) (y)	7,747	7,999
Churchill Downs Inc., 5.38%, 12/15/21 (r)	5,730	5,845
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22 (e)	2,966	2,966
Citycenter Holdings LLC Term Loan B, 5.00%, 10/09/20 (i)	6,818	6,867

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Clear Channel Communications Inc. Term Loan, 6.90%, 01/30/19 (i)	6,000	5,872
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (d) (e) (r)	14,782	6,726
Delphi Corp.
6.13%, 05/15/21 (e)	9,098	10,122
5.00%, 02/15/23	3,756	3,981
DISH DBS Corp.
5.13%, 05/01/20	9,497	9,901
5.88%, 07/15/22 (e)	3,909	4,173
5.00%, 03/15/23	8,075	8,136
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (r)	5,000	5,362
DR Horton Inc., 3.75%, 03/01/19	13,367	13,400
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (r)	8,036	8,699
Four Seasons Hotels Limited 2nd Lien Term Loan, 6.25%, 12/27/20 (i)	1,935	1,962
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20 (i)	928	928
Garda World Security Corp. Delayed Draw Term Loan, 5.25%, 11/05/20 (i)	508	509
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20 (i)	1,986	1,988
General Motors Co.
3.50%, 10/02/18 (r)	5,000	5,094
4.88%, 10/02/23 (r)	5,000	5,125
6.25%, 10/02/43 (r)	4,427	4,792
Gibson Brands Inc., 8.88%, 08/01/18 (r)	990	1,054
GLP Capital LP
4.38%, 11/01/18 (r)	2,765	2,838
4.88%, 11/01/20 (r)	3,108	3,190
5.38%, 11/01/23 (r)	2,424	2,491
Graton Economic Development Authority, 9.63%, 09/01/19 (e) (r)	5,306	6,062
Greektown Holdings LLC, 8.88%, 03/15/19 (e) (r)	2,000	2,065
Griffey Intermediate Inc., 7.00%, 10/15/20 (e) (r)	4,000	3,490
Gymboree Corp., 9.13%, 12/01/18 (e)	8,500	7,193
Hanesbrands Inc., 6.38%, 12/15/20	1,100	1,202
Hilton Worldwide Finance LLC, 5.63%, 10/15/21 (r)	7,000	7,315
Jaguar Land Rover Automotive Plc, 4.13%, 12/15/18 (r)	6,000	6,142
Jarden Corp., 6.13%, 11/15/22 (e)	857	921
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18 (i)	3,413	3,393
Jo-Ann Stores Holdings Inc., 9.75%, 10/15/19 (r) (y)	6,316	6,584
KB Home
4.75%, 05/15/19	7,075	7,128
7.00%, 12/15/21 (e)	10,943	11,777
7.50%, 09/15/22	4,421	4,841
L Brands Inc., 5.63%, 10/15/23	7,000	7,262
Lamar Media Corp., 5.38%, 01/15/24 (r)	1,787	1,832
Levi Strauss & Co.
7.63%, 05/15/20 (e)	1,812	1,968
6.88%, 05/01/22	1,053	1,156
Limited Brands Inc., 6.63%, 04/01/21	5,000	5,619
LIN Television Corp., 6.38%, 01/15/21	6,316	6,695
Marina District Finance Co. Inc., 9.88%, 08/15/18 (e)	8,000	8,600
Meritage Homes Corp., 7.15%, 04/15/20	2,333	2,601
MGM Resorts International
11.38%, 03/01/18	2,000	2,585
8.63%, 02/01/19 (e)	5,000	5,987
6.75%, 10/01/20 (e)	4,821	5,345
6.63%, 12/15/21	3,342	3,676
Michaels FinCo Holdings LLC, 7.50%, 08/01/18 (r) (y)	4,444	4,577
Michaels Stores Inc., 5.88%, 12/15/20 (e) (r)	2,235	2,260
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19 (i)	7,650	7,798
MTR Gaming Group Inc., 11.50%, 08/01/19 (e) (y)	6,060	6,848
NAI Entertainment Holdings, 5.00%, 08/01/18 (e) (r)	1,138	1,181
Nara Cable Funding Ltd., 8.88%, 12/01/18 (r)	180	196
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	7,626	7,702
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (e) (r) (y)	15,544	17,176
Netflix Inc., 5.75%, 03/01/24 (e) (r)	4,636	4,798
New Cotai LLC, 10.63%, 05/01/19 (r) (y)	7,397	8,136
Nielsen Finance LLC, 5.00%, 04/15/22 (q)	4,918	4,930
Ono Finance II Plc, 10.88%, 07/15/19 (r)	5,172	5,767
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (r)	4,667	4,842
Party City Holdings Inc. Term Loan, 4.00%, 07/27/19 (i)	1,926	1,925
PC Nextco Holdings LLC, 8.75%, 08/15/19 (r) (y)	7,438	7,689
Petco Holdings Inc., 8.50%, 10/15/17 (r) (y)	9,000	9,169
PNK Finance Corp., 6.38%, 08/01/21 (r)	5,019	5,220
PVH Corp., 4.50%, 12/15/22 (e)	10,508	10,377
Radio Systems Corp., 8.38%, 11/01/19 (r)	900	997
Regal Entertainment Group
5.75%, 03/15/22	4,800	4,944
5.75%, 02/01/25	1,735	1,696
Rent-A-Center Inc., 4.75%, 05/01/21	2,601	2,425
Royal Caribbean Cruises Ltd.
7.25%, 06/15/16	3,500	3,920
5.25%, 11/15/22	1,438	1,474
RSI Home Products Inc., 6.88%, 03/01/18 (r)	8,194	8,788
Sally Holdings LLC, 5.50%, 11/01/23 (e)	6,085	6,191
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (r) (y)	4,865	5,175
Scientific Games International Inc., 9.25%, 06/15/19 (e)	2,167	2,297
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	2,135	2,151
Seminole Indian Tribe of Florida, 6.54%, 10/01/20 (r)	2,000	2,210
ServiceMaster Co., 8.00%, 02/15/20	4,125	4,476
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21 (r)	12,000	13,320
Shingle Springs Tribal Gaming Authority Term Loan, 6.25%, 08/15/19 (i)	3,176	3,240
Sirius XM Radio Inc., 5.88%, 10/01/20 (e) (r)	5,000	5,262
SIWF Merger Sub Inc., 6.25%, 06/01/21 (e) (r)	2,353	2,447
Starz LLC, 5.00%, 09/15/19	5,000	5,163
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	10,000	11,150
Taylor Morrison Communities Inc., 5.63%, 03/01/24 (r)	5,783	5,711
Tempur Sealy International Inc., 6.88%, 12/15/20	948	1,037
Tenneco Inc.
7.75%, 08/15/18	508	538
6.88%, 12/15/20 (e)	6,565	7,205
Toll Brothers Finance Corp., 4.00%, 12/31/18	3,332	3,415
Toys R Us Inc., 10.38%, 08/15/17 (e)	8,286	6,919
TRW Automotive Inc.
4.50%, 03/01/21 (r)	3,989	4,099
4.45%, 12/01/23 (r)	3,576	3,594

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Unitymedia Hessen GmbH & Co. KG
7.50%, 03/15/19 (r)	10,000	10,850
5.50%, 01/15/23 (r)	4,000	4,080
Univision Communications Inc., 5.13%, 05/15/23 (e) (r)	8,930	9,131
Visant Corp., 10.00%, 10/01/17 (e)	4,000	3,985
VTR Finance BV, 6.88%, 01/15/24 (r)	3,818	3,971
WideOpenWest Finance LLC
10.25%, 07/15/19	7,500	8,512
10.25%, 07/15/19 (q)	4,675	5,306
13.38%, 10/15/19	9,475	11,109
William Lyon Homes Inc., 5.75%, 04/15/19 (q)	2,069	2,095
WMG Holdings Corp., 13.75%, 10/01/19	3,000	3,608
Wolverine World Wide Inc., 6.13%, 10/15/20	6,649	7,181
Wynn Las Vegas LLC, 5.38%, 03/15/22	6,000	6,262
Yonkers Racing Corp. Term Loan
4.25%, 08/19/19 (i)	1,538	1,532
8.75%, 08/19/20 (i)	500	495
		664,864
CONSUMER STAPLES - 2.5%
Altria Group Inc., 10.20%, 02/06/39 (l)	322	528
Armored Autogroup Inc., 9.25%, 11/01/18	2,000	2,098
B&G Foods Inc., 4.63%, 06/01/21	2,748	2,717
BI-LO LLC, 8.63%, 09/15/18 (r) (y)	5,333	5,526
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (r) (y)	6,851	7,219
Chiquita Brands International Inc., 7.88%, 02/01/21	1,154	1,288
Diamond Foods Inc., 7.00%, 03/15/19 (r)	6,023	6,234
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (r)	12,036	11,840
Michael Foods Holding Inc., 8.50%, 07/15/18 (r) (y)	3,570	3,731
Prestige Brands Inc., 5.38%, 12/15/21 (r)	3,878	3,970
Reynolds Group Issuer Inc., 9.88%, 08/15/19 (e)	8,130	9,085
Rite Aid Corp.
10.25%, 10/15/19	1,000	1,100
9.25%, 03/15/20	3,154	3,600
Spectrum Brands Inc, 6.75%, 03/15/20 (e)	2,239	2,427
Sun Merger Sub Inc.
5.25%, 08/01/18 (e) (r)	611	635
5.88%, 08/01/21 (r)	963	999
TreeHouse Foods Inc., 4.88%, 03/15/22	1,416	1,425
U.S. Foods Inc., 8.50%, 06/30/19	5,968	6,457
		70,879
ENERGY - 16.2%
Access Midstream Partners LP
4.88%, 05/15/23	5,000	5,037
4.88%, 03/15/24	4,874	4,862
Alpha Natural Resources Inc.
9.75%, 04/15/18 (e)	10,000	9,625
6.25%, 06/01/21 (e)	10,922	8,219
Alta Mesa Holdings LP, 9.63%, 10/15/18	2,632	2,829
Arch Coal Inc.
8.00%, 01/15/19 (r)	3,845	3,845
9.88%, 06/15/19	6,857	5,966
7.25%, 06/15/21 (e)	9,090	6,863
Atlas Pipeline Partners LP, 6.63%, 10/01/20 (e)	2,500	2,662
Atlas Resource Escrow Corp., 9.25%, 08/15/21 (r)	8,161	8,977
Caithness Brookhaven LLC, 6.75%, 07/20/26 (f)	22,841	22,887
Calumet Specialty Products Partners LP
9.63%, 08/01/20	1,538	1,765
6.50%, 04/15/21 (q)	14,624	14,734
7.63%, 01/15/22	13,016	13,797
Chaparral Energy Inc.
9.88%, 10/01/20 (e)	3,636	4,136
8.25%, 09/01/21	3,000	3,300
7.63%, 11/15/22	4,050	4,384
Chesapeake Energy Corp.
6.13%, 02/15/21 (e)	3,000	3,270
5.75%, 03/15/23 (e)	3,420	3,621
Chesapeake Midstream Partners LP
5.88%, 04/15/21	2,177	2,318
6.13%, 07/15/22	2,780	2,992
Cloud Peak Energy Resources LLC, 6.38%, 03/15/24	4,000	4,100
Concho Resources Inc., 5.50%, 04/01/23	5,000	5,200
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	8,401	7,897
Denbury Resources Inc., 4.63%, 07/15/23 (e)	5,098	4,741
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	7,000	8,015
Energy XXI Gulf Coast Inc., 7.50%, 12/15/21 (e) (r)	6,087	6,376
Enterprise Products Operating LLC
8.38%, 08/01/66 (i)	860	969
7.03%, 01/15/68 (i)	3,700	4,190
EP Energy LLC, 9.38%, 05/01/20 (e)	10,967	12,681
Exterran Partners LP, 6.00%, 04/01/21	2,927	2,912
Fieldwood Energy LLC 2nd Lien Term Loan, 8.12%, 09/24/20 (i)	246	256
Forest Oil Corp., 7.25%, 06/15/19 (e)	5,000	4,381
Gulfmark Offshore Inc., 6.38%, 03/15/22	8,435	8,730
Halcon Resources Corp.
9.75%, 07/15/20 (e)	4,355	4,692
9.75%, 07/15/20 (r)	3,662	3,937
Hercules Offshore Inc.
8.75%, 07/15/21 (r)	6,800	7,378
7.50%, 10/01/21 (e) (r)	8,076	8,157
Hornbeck Offshore Services Inc., 5.00%, 03/01/21	6,000	5,895
Jones Energy Holdings LLC, 6.75%, 04/01/22 (q)	3,871	3,944
Kinder Morgan Inc.
5.00%, 02/15/21 (r)	1,997	2,000
5.63%, 11/15/23 (r)	4,272	4,226
Legacy Reserves LP, 8.00%, 12/01/20	6,167	6,599
Lone Pine Resources Canada Ltd., 10.38%, 02/15/17 (d)	3,244	483
Magnum Hunter Resources Corp., 9.75%, 05/15/20	4,760	5,272
MarkWest Energy Partners LP
6.25%, 06/15/22 (e)	1,541	1,664
4.50%, 07/15/23 (e)	3,000	2,887
Memorial Production Partners LP
7.63%, 05/01/21	1,964	2,072
7.63%, 05/01/21 (r)	6,923	7,304
Midstates Petroleum Co. Inc., 9.25%, 06/01/21 (e)	6,723	7,026
Murphy Oil USA Inc., 6.00%, 08/15/23 (r)	1,930	1,993
Offshore Group Investment Ltd., 7.13%, 04/01/23	6,452	6,565
Pacific Drilling SA, 5.38%, 06/01/20 (r)	4,014	3,984
Parker Drilling Co.
7.50%, 08/01/20 (e)	3,419	3,641
6.75%, 07/15/22 (e) (r)	2,351	2,422
Penn Virginia Corp.
7.25%, 04/15/19	2,306	2,450
8.50%, 05/01/20	9,254	10,295
Penn Virginia Resource Partners LP
8.25%, 04/15/18	9,500	9,927
8.38%, 06/01/20 (e)	2,929	3,288
Petrobras Global Finance BV, 3.00%, 01/15/19	4,286	4,052

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (r)	4,235	4,542
Petroplus Finance Ltd., 9.38%, 09/15/19 (c) (d) (r)	2,179	784
PetroQuest Energy Inc., 10.00%, 09/01/17	5,000	5,325
Plains Exploration & Production Co., 6.88%, 02/15/23	12,000	13,350
Precision Drilling Corp., 6.63%, 11/15/20 (e)	3,000	3,210
PVR Partners LP, 6.50%, 05/15/21	7,022	7,496
Quicksilver Resources Inc., 11.00%, 07/01/21 (r)	14,000	15,015
Regency Energy Partners LP
5.88%, 03/01/22 (e)	9,452	9,806
4.50%, 11/01/23	1,923	1,788
Rosetta Resources Inc., 5.88%, 06/01/22	12,341	12,619
SandRidge Energy Inc.
8.75%, 01/15/20	1,275	1,374
8.13%, 10/15/22 (e)	5,000	5,450
7.50%, 02/15/23	3,000	3,180
Seadrill Ltd., 6.13%, 09/15/17 (e) (r)	11,257	11,735
SemGroup Corp., 7.50%, 06/15/21 (e)	3,125	3,391
Stone Energy Corp., 7.50%, 11/15/22	11,364	12,302
Tesoro Corp., 5.13%, 04/01/24 (e)	2,947	2,932
Tesoro Logistics LP, 6.13%, 10/15/21	4,000	4,240
W&T Offshore Inc., 8.50%, 06/15/19	6,050	6,534
		453,763
FINANCIALS - 7.7%
Abengoa Finance SAU, 8.88%, 11/01/17 (r)	6,483	7,277
Allstate Corp., 5.75%, 08/15/53 (i)	10,808	11,348
Ally Financial Inc.
3.13%, 01/15/16	6,667	6,809
3.50%, 07/18/16	6,000	6,180
2.75%, 01/30/17	12,000	12,120
4.75%, 09/10/18 (e)	7,500	7,931
3.50%, 01/27/19	8,438	8,438
7.50%, 09/15/20	5,000	5,944
Alphabet Holding Co. Inc., 7.75%, 11/01/17 (y)	2,943	3,042
Asurion LLC Incremental Term Loan, 3.50%, 06/20/20 (i)	2,270	2,260
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (i) (m)	8,000	8,400
CIT Group Inc., 3.88%, 02/19/19	11,465	11,594
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (i) (m)	5,000	4,897
5.95% (callable at 100 beginning 01/30/23) (i) (m)	4,000	3,910
Denver Parent Corp., 12.25%, 08/15/18 (r) (y)	6,600	6,633
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (i) (m)	9,435	8,680
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	6,098	6,732
General Electric Capital Corp., 6.25%, (callable at 100 beginning 12/15/22) (i) (m)	15,001	16,051
Icahn Enterprises LP, 5.88%, 02/01/22 (r)	6,000	6,090
International Lease Finance Corp.
8.63%, 09/15/15	2,988	3,291
8.25%, 12/15/20 (e)	3,003	3,633
8.63%, 01/15/22	3,000	3,679
Liberty Mutual Group Inc., 4.95%, 05/01/22 (r)	4,000	4,282
Milestone Aviation Group LLC, 8.63%, 12/15/17 (r)	6,000	6,443
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (i)	10,165	9,606
Opal Acquisition Inc., 8.88%, 12/15/21 (r)	6,000	6,030
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (i) (m)	2,907	2,725
SLM Corp., 4.88%, 06/17/19	6,000	6,099
Stena AB, 7.00%, 02/01/24 (e) (r)	8,993	9,150
Stena International SA, 5.75%, 03/01/24 (e) (r)	7,500	7,481
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19 (i)	6,522	6,302
Washington Mutual Bank, 6.88%, 06/15/11 (c) (d) (f)	1,500	3
WEA Finance LLC, 6.75%, 09/02/19 (r)	2,694	3,240
		216,300
HEALTH CARE - 6.5%
Biomet Inc., 6.50%, 08/01/20 (e)	4,511	4,858
Capsugel SA, 7.00%, 05/15/19 (r) (y)	3,717	3,829
CHS/Community Health Systems Inc., 6.88%, 02/01/22 (r)	3,033	3,169
Community Health Systems Inc., 8.00%, 11/15/19	7,294	8,014
DJO Finance LLC
7.75%, 04/15/18 (e)	3,921	4,127
9.88%, 04/15/18 (e)	1,600	1,744
Endo Finance Co., 5.75%, 01/15/22 (e) (r)	4,947	5,071
Endo Pharmaceuticals Holdings Inc. Term Loan B, 3.25%, 12/11/20 (i)	2,034	2,027
Envision Acquisition Co. 2nd Lien Term Loan, 9.75%, 09/23/21 (i)	3,310	3,327
Forest Laboratories Inc.
4.38%, 02/01/19 (r)	2,931	3,085
5.00%, 12/15/21 (r)	8,050	8,513
Fresenius Medical Care US Finance Inc.
6.50%, 09/15/18 (r)	2,300	2,576
5.75%, 02/15/21 (r)	3,667	3,901
Fresenius US Finance II Inc., 4.25%, 02/01/21 (r)	2,781	2,795
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22 (r)	8,459	8,649
HCA Holdings Inc., 6.25%, 02/15/21	2,678	2,867
HCA Inc.
6.50%, 02/15/16 (e)	4,000	4,340
3.75%, 03/15/19	3,115	3,127
6.50%, 02/15/20 (e)	6,571	7,360
7.50%, 02/15/22	3,000	3,428
5.88%, 05/01/23 (e)	6,000	6,172
5.00%, 03/15/24	1,739	1,742
HealthSouth Corp., 5.75%, 11/01/24 (e)	5,143	5,272
IASIS Healthcare LLC, 8.38%, 05/15/19	6,800	7,259
Immucor Inc., 11.13%, 08/15/19	2,400	2,712
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (r)	5,511	5,676
Omnicare Inc., 7.75%, 06/01/20 (e)	2,032	2,235
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	2,260	2,407
Physio-Control International Inc., 9.88%, 01/15/19 (r)	3,420	3,839
Pinnacle Merger Sub Inc., 9.50%, 10/01/23 (r)	10,295	11,337
Radnet Management Inc., 10.38%, 04/01/18 (e)	5,000	5,250
Res-Care Inc., 10.75%, 01/15/19	3,555	3,946
Tenet Healthcare Corp.
5.00%, 03/01/19 (e) (r)	4,800	4,794
6.00%, 10/01/20 (r)	2,281	2,441
8.13%, 04/01/22 (e)	7,855	8,778
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (r)	3,733	4,106
7.50%, 07/15/21 (e) (r)	12,586	14,159
5.63%, 12/01/21 (r)	4,183	4,392
		183,324
INDUSTRIALS - 9.2%
Abengoa Finance SAU, 7.75%, 02/01/20 (r)	6,434	6,949

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
ADS Waste Holdings Inc., 8.25%, 10/01/20	5,263	5,724
Ahern Rentals Inc, 9.50%, 06/15/18 (e) (r)	4,392	4,859
Aircastle Ltd.
9.75%, 08/01/18 (e)	6,000	6,461
4.63%, 12/15/18	5,451	5,580
6.25%, 12/01/19	6,155	6,647
5.13%, 03/15/21	6,000	6,007
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (e) (r)	16,000	17,720
Algeco Scotsman Global Finance Plc Term Loan, 15.75%, 05/10/18 (i) (y)	8,270	8,932
Alliant Techsystems Inc., 5.25%, 10/01/21 (r)	2,920	3,000
B/E Aerospace Inc., 5.25%, 04/01/22 (e)	3,432	3,531
BC Luxco 1 SA, 7.38%, 01/29/20 (r)	3,818	3,851
Bombardier Inc.
4.25%, 01/15/16 (e) (r)	3,000	3,120
7.50%, 03/15/18 (e) (r)	2,730	3,078
6.13%, 01/15/23 (e) (r)	7,604	7,680
Cleaver-Brooks Inc., 8.75%, 12/15/19 (r)	2,619	2,894
CTP Transportation Products LLC, 8.25%, 12/15/19 (r)	3,925	4,229
Dematic SA, 7.75%, 12/15/20 (r)	2,500	2,669
Ducommun Inc., 9.75%, 07/15/18	5,081	5,691
Dynacast International LLC, 9.25%, 07/15/19	4,000	4,450
EnergySolutions Inc., 10.75%, 08/15/18	8,988	9,561
Florida East Coast Railway Corp., 10.50%, 08/01/17 (y)	3,489	3,589
Global Ship Lease Inc., 10.00%, 04/01/19 (r)	2,500	2,581
Griffon Corp., 5.25%, 03/01/22 (r)	12,000	11,880
HDTFS Inc., 6.25%, 10/15/22 (e)	6,977	7,465
International Lease Finance Corp., 4.63%, 04/15/21	9,897	9,897
Jack Cooper Holdings Corp., 9.25%, 06/01/20 (q)	2,866	3,124
MasTec Inc., 4.88%, 03/15/23	5,966	5,847
Meritor Inc.
6.75%, 06/15/21	12,718	13,449
6.25%, 02/15/24	3,828	3,838
Monitronics International Inc., 9.13%, 04/01/20 (e)	8,591	9,192
Mustang Merger Corp., 8.50%, 08/15/21 (r)	5,760	6,307
ServiceMaster Co., 7.00%, 08/15/20	6,317	6,688
Spotless Holdings Term Loan, 8.75%, 03/22/19 (i)	1,000	1,024
Spotless Holdings Term Loan B, 5.00%, 09/20/18 (i)	2,873	2,909
TransUnion Holding Co. Inc., 9.63%, 06/15/18 (y)	2,838	3,015
Trinseo Materials Operating SCA, 8.75%, 02/01/19	6,000	6,442
United Continental Holdings Inc.
6.00%, 07/15/26 (e)	9,222	8,715
6.00%, 07/15/28	9,952	9,131
US Airways Group Inc., 6.13%, 06/01/18 (e)	3,000	3,154
Watco Cos. LLC, 6.38%, 04/01/23 (r)	2,022	2,052
Waterjet Holdings Inc., 7.63%, 02/01/20 (r)	2,547	2,700
Welltec A/S, 8.00%, 02/01/19 (e) (r)	7,429	7,912
WESCO Distribution Inc., 5.38%, 12/15/21 (r)	5,000	5,113
		258,657
INFORMATION TECHNOLOGY - 3.5%
Advanced Micro Devices Inc., 6.75%, 03/01/19 (r)	7,500	7,528
Ancestry.com Inc.
9.63%, 10/15/18 (r) (y)	9,334	9,801
11.00%, 12/15/20	7,000	8,225
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	4,000	4,210
Entegris Inc., 6.00%, 04/01/22 (q)	4,772	4,879
First Data Corp., 11.75%, 08/15/21 (e)	17,368	18,236
First Data Holdings Inc., 14.50%, 09/24/19 (r) (y)	6,000	5,640
NXP BV
5.75%, 02/15/21 (r)	1,625	1,731
5.75%, 03/15/23 (r)	1,932	2,029
Seagate HDD Cayman, 4.75%, 06/01/23 (r)	4,000	3,950
Sensata Technologies BV, 6.50%, 05/15/19 (r)	1,879	2,013
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (q)	9,857	9,869
ViaSat Inc., 6.88%, 06/15/20	19,319	20,720
		98,831
MATERIALS - 7.0%
Aperam, 7.38%, 04/01/16 (r)	3,000	3,090
Appvion Inc., 9.00%, 06/01/20 (q)	6,000	6,120
ARD Finance SA, 11.13%, 06/01/18 (r) (y)	3,529	3,869
Ashland Inc.
4.75%, 08/15/22	2,129	2,089
6.88%, 05/15/43	3,646	3,673
Ball Corp., 4.00%, 11/15/23	7,000	6,545
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	14,312	14,849
BOE Intermediate Holding Corp., 9.00%, 11/01/17 (r) (y)	6,759	7,367
BOE Merger Corp., 9.50%, 11/01/17 (r) (y)	4,000	4,240
Cemex Espana Luxembourg, 9.25%, 05/12/20 (r)	4,821	5,291
Cemex Finance LLC
9.38%, 10/12/22 (e) (r)	3,011	3,534
6.00%, 04/01/24 (q)	3,354	3,362
Cemex SAB de CV
9.50%, 06/15/18 (e) (r)	1,552	1,789
6.50%, 12/10/19 (r)	9,791	10,415
7.25%, 01/15/21 (e) (r)	13,228	14,452
Cia Minera Ares SAC, 7.75%, 01/23/21 (e) (r)	14,000	14,437
Crown Americas LLC, 6.25%, 02/01/21 (e)	6,176	6,685
Ferrexpo Finance Plc, 7.88%, 04/07/16 (e) (r)	3,000	2,880
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (e) (r)	10,859	11,945
6.88%, 04/01/22 (e) (r)	6,500	7,004
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	2,024
Lafarge SA, 7.13%, 07/15/36 (e)	2,712	2,902
Momentive Performance Materials Inc., 9.00%, 01/15/21 (e)	11,607	9,199
Norbord Inc., 5.38%, 12/01/20 (r)	5,294	5,360
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (r) (y)	5,476	5,695
Owens-Illinois Inc., 7.80%, 05/15/18 (e)	2,000	2,335
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	8,042	8,283
Rockwood Specialties Group Inc., 4.63%, 10/15/20	3	3
Samarco Mineracao SA, 5.75%, 10/24/23 (r)	4,145	4,171
Sealed Air Corp.
8.13%, 09/15/19 (r)	1,190	1,330
8.38%, 09/15/21 (r)	1,017	1,171
Tekni-Plex Inc., 9.75%, 06/01/19 (r)	5,739	6,514
TPC Group Inc., 8.75%, 12/15/20 (r)	5,255	5,761
Verso Paper Holdings LLC, 11.75%, 01/15/19 (e)	2,821	3,040
Xstrata Finance Canada Ltd., 4.25%, 10/25/22 (r)	5,239	5,109
		196,533

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 6.4%
Cincinnati Bell Inc.
8.75%, 03/15/18	4,403	4,607
8.38%, 10/15/20	8,000	8,760
Clearwire Communications LLC, 14.75%, 12/01/16 (r)	1,000	1,325
Consolidated Communications Finance Co., 10.88%, 06/01/20	5,538	6,438
Frontier Communications Corp.
8.50%, 04/15/20 (e)	5,718	6,647
9.25%, 07/01/21	3,000	3,555
8.75%, 04/15/22	1,295	1,478
7.63%, 04/15/24 (e)	1,968	2,057
9.00%, 08/15/31	7,429	7,596
Inmarsat Finance Plc, 7.38%, 12/01/17 (e) (r)	2,539	2,641
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (r) (y)	15,000	15,600
Intelsat Luxembourg SA, 7.75%, 06/01/21 (r)	8,825	9,288
PAETEC Holding Corp., 9.88%, 12/01/18	6,710	7,364
SES Global Americas Holdings GP, 5.30%, 03/25/44 (r)	10,669	10,691
Sprint Capital Corp.
6.90%, 05/01/19	3,000	3,293
6.88%, 11/15/28	12,266	11,898
Sprint Corp., 7.13%, 06/15/24 (r)	12,000	12,600
Sprint Nextel Corp.
7.00%, 03/01/20 (e) (r)	2,553	2,942
11.50%, 11/15/21	4,000	5,320
6.00%, 11/15/22 (e)	6,000	6,112
T-Mobile USA Inc.
6.63%, 04/28/21	1,927	2,072
6.13%, 01/15/22	4,549	4,765
6.84%, 04/28/23 (e)	654	701
6.50%, 01/15/24	5,000	5,237
UPC Holding BV, 9.88%, 04/15/18 (r)	1,573	1,658
Verizon Communications Inc.
5.15%, 09/15/23	12,500	13,681
6.55%, 09/15/43	10,631	12,937
Wind Acquisition Finance SA
7.25%, 02/15/18 (e) (r)	5,854	6,176
7.25%, 02/15/18 (r)	3,146	3,311
		180,750
UTILITIES - 1.5%
AES Corp.
9.75%, 04/15/16	1,355	1,579
8.00%, 10/15/17	244	289
8.00%, 06/01/20 (e)	2,000	2,360
7.38%, 07/01/21 (e)	3,367	3,838
4.88%, 05/15/23	987	943
5.50%, 03/15/24	4,375	4,342
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,723
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20 (e)	10,000	10,525
FirstEnergy Corp., 4.25%, 03/15/23 (l)	1,005	975
Ipalco Enterprises Inc., 5.00%, 05/01/18	1,898	2,007
Puget Energy Inc.
6.00%, 09/01/21	4,669	5,380
5.63%, 07/15/22 (e)	5,818	6,631
		40,592
Total Corporate Bonds and Notes (cost $2,270,785)		2,364,493

COMMON STOCKS - 6.0%
CONSUMER DISCRETIONARY - 1.5%
AMC Entertainment Holdings Inc - Class A (c)	500	12,125
AMC Networks Inc. - Class A (c)	90	6,578
CBS Outdoor Americas Inc. (c)	75	2,194
DISH Network Corp. - Class A (c)	170	10,575
Home Interior Gift Inc. (c) (f)	429	—
Sally Beauty Holdings Inc. (c)	230	6,302
Time Warner Inc.	75	4,900
		42,674
CONSUMER STAPLES - 0.3%
B&G Foods Inc.	220	6,624
Diamond Foods Inc. (c)	60	2,096
		8,720
ENERGY - 0.4%
BreitBurn Energy Partners LP	160	3,195
Kinder Morgan Energy Partners LP	46	3,374
MarkWest Energy Partners LP	80	5,226
		11,795
FINANCIALS - 1.3%
Hartford Financial Services Group Inc.	265	9,347
JPMorgan Chase & Co.	145	8,803
Royal Bank of Scotland Group Plc - ADR (c) (e)	700	7,266
Wells Fargo & Co.	225	11,191
		36,607
HEALTH CARE - 0.3%
DaVita HealthCare Partners Inc. (c)	80	5,508
Hologic Inc. (c)	120	2,580
		8,088
INDUSTRIALS - 0.8%
ADT Corp. (e)	115	3,444
Boeing Co.	55	6,902
Builders FirstSource Inc. (c)	800	7,288
Nielsen Holdings NV	50	2,232
Nortek Inc. (c)	41	3,396
		23,262
INFORMATION TECHNOLOGY - 0.2%
EchoStar Corp. - Class A (c)	80	3,805
New Cotai LLC (c) (f)	—	687
		4,492
MATERIALS - 0.6%
Freeport-McMoRan Copper & Gold Inc.	235	7,772
LyondellBasell Industries NV - Class A	100	8,894
		16,666
TELECOMMUNICATION SERVICES - 0.3%
Intelsat SA (c) (e)	260	4,867
Windstream Holdings Inc. (e)	440	3,626
		8,493
UTILITIES - 0.3%
Northeast Utilities	150	6,825
Total Common Stocks (cost $138,154)		167,622

PREFERRED STOCKS - 2.7%

ENERGY - 0.3%
NuStar Logistics LP, 7.63%	388	10,398

FINANCIALS - 2.4%
Allstate Corp., 5.10%	46	1,145
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 05/09/14) (m) (r)	1	1,001
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (m)	50	550

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 05/12/14), Series T (c) (d) (e) (m)	40	478
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	19	199
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (m)	528	12,588
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 05/01/22), Series P (e) (m)	310	8,280
State Street Corp., 5.90%, (callable at 25 beginning 03/15/24) (m)	201	5,204
Synovus Financial Corp., 7.88%, (callable at 25 beginning 08/01/18) (m)	200	5,650
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (m)	331	8,242
Wells Fargo & Co., 6.63%, (callable at 25 beginning 03/15/24) (m)	867	23,548
		66,885
Total Preferred Stocks (cost $74,887)		77,283

TRUST PREFERREDS - 0.1%
FINANCIALS - 0.1%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	95	2,635
Total Trust Preferreds (cost $2,430)		2,635

INVESTMENT COMPANIES - 0.5%
Eaton Vance Senior Floating-Rate Trust	150	2,274
Invesco Senior Income Trust	407	2,043
Kayne Anderson MLP Investment Co.	199	7,311
PIMCO Floating Rate Strategy Fund	267	2,774
Total Investment Companies (cost $12,179)		14,402

OTHER EQUITY INTERESTS - 0.8%
Dynegy Holdings LLC, 7.75%, 06/01/19 (c) (f) (u)	3,500	—
GenOn Energy Inc., 9.88%, 10/15/20 (u)	9,813	10,009
Stone Container Finance Co. of Canada II, 7.38%, 07/15/14 (c) (f) (u)	1,375	—
United Rentals North America Inc., 7.63%, 04/15/22 (e) (u)	6,372	7,145
United Rentals North America Inc., 6.13%, 06/15/23 (e) (u)	5,000	5,300
Wind Acquisition Finance SA, 11.75%, 07/15/17 (r) (u)	1,113	1,173
Total Other Equity Interests (cost $22,659)		23,627

SHORT TERM INVESTMENTS - 13.8%
Investment Companies - 2.0%
JNL Money Market Fund, 0.01% (a) (h)	54,884	54,884

Securities Lending Collateral - 11.8%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	329,951	329,951
Total Short Term Investments (cost $384,835)		384,835

Total Investments - 110.1% (cost $2,958,954)		3,089,763
Other Assets and Liabilities, Net - (10.1%)		(283,145)
Total Net Assets - 100.0%		$2,806,618

JNL/PPM America Mid Cap Value Fund

COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 13.1%
Bally Technologies Inc. (c)	48	$3,188
Best Buy Co. Inc.	122	3,209
Foot Locker Inc.	169	7,930
Macy’s Inc.	132	7,820
Meredith Corp.	141	6,528
Newell Rubbermaid Inc.	212	6,333
Royal Caribbean Cruises Ltd.	78	4,277
Viacom Inc. - Class B	35	3,000
		42,285
CONSUMER STAPLES - 2.4%
Ingredion Inc.	117	7,952

ENERGY - 8.9%
Diamond Offshore Drilling Inc. (e)	137	6,656
Helix Energy Solutions Group Inc. (c)	258	5,938
National Oilwell Varco Inc.	42	3,302
Patterson-UTI Energy Inc.	261	8,265
W&T Offshore Inc. (e)	261	4,519
		28,680
FINANCIALS - 19.2%
Allstate Corp.	139	7,887
American Financial Group Inc.	137	7,889
Astoria Financial Corp.	531	7,331
FirstMerit Corp.	343	7,151
Hartford Financial Services Group Inc.	222	7,841
Janus Capital Group Inc. (e)	737	8,008
Lincoln National Corp.	158	7,986
Reinsurance Group of America Inc.	99	7,875
		61,968
HEALTH CARE - 10.4%
CIGNA Corp.	101	8,473
Health Net Inc. (c)	144	4,887
Hill-Rom Holdings Inc.	210	8,105
LifePoint Hospitals Inc. (c)	118	6,459
Teleflex Inc.	54	5,791
		33,715
INDUSTRIALS - 21.1%
Belden Inc.	65	4,517
Con-Way Inc.	154	6,335
Esterline Technologies Corp. (c)	74	7,884
GATX Corp.	72	4,867
Kennametal Inc.	182	8,054
Lincoln Electric Holdings Inc.	43	3,089
SkyWest Inc.	243	3,106
Spirit Aerosystems Holdings Inc. - Class A (c)	279	7,857
Steelcase Inc. - Class A	385	6,401
Terex Corp.	178	7,894
Textron Inc.	209	8,227
		68,231
INFORMATION TECHNOLOGY - 10.0%
Applied Materials Inc.	315	6,441
Avnet Inc.	174	8,092
Fairchild Semiconductor International Inc. (c)	481	6,630
Omnivision Technologies Inc. (c)	181	3,207
Teradyne Inc. (c) (e)	397	7,890
		32,260
MATERIALS - 9.8%
Allegheny Technologies Inc.	90	3,372
Ashland Inc.	49	4,874

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Nucor Corp.	62	3,144
Olin Corp. (e)	214	5,895
Reliance Steel & Aluminum Co.	112	7,886
Steel Dynamics Inc.	374	6,652
		31,823
UTILITIES - 4.5%
Edison International	142	8,061
PNM Resources Inc.	240	6,485
		14,546
Total Common Stocks (cost $260,167)		321,460

SHORT TERM INVESTMENTS - 6.6%
Investment Companies - 0.7%
JNL Money Market Fund, 0.01% (a) (h)	2,359	2,359

Securities Lending Collateral - 5.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	18,965	18,965
Total Short Term Investments (cost $21,324)		21,324
Total Investments - 106.0% (cost $281,491)		342,784
Other Assets and Liabilities, Net - (6.0%)		(19,421)
Total Net Assets - 100.0%		$323,363

JNL/PPM America Small Cap Value Fund

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 15.4%
Bally Technologies Inc. (c)	62	$4,122
Bob Evans Farms Inc.	88	4,408
Columbia Sportswear Co.	42	3,430
Foot Locker Inc.	101	4,736
Jakks Pacific Inc. (e)	268	1,931
Meredith Corp.	105	4,871
Skechers U.S.A. Inc. - Class A (c)	60	2,174
Superior Industries International Inc.	221	4,530
		30,202
CONSUMER STAPLES - 5.1%
Cott Corp.	590	4,993
Ingredion Inc.	74	5,004
		9,997
ENERGY - 8.5%
Helix Energy Solutions Group Inc. (c)	214	4,920
Hercules Offshore Inc. (c)	804	3,689
Patterson-UTI Energy Inc.	129	4,080
W&T Offshore Inc.	228	3,950
		16,639
FINANCIALS - 13.1%
American Financial Group Inc.	60	3,457
Astoria Financial Corp.	348	4,808
FirstMerit Corp.	236	4,914
Independent Bank Corp.	120	4,732
Janus Capital Group Inc.	457	4,971
Reinsurance Group of America Inc.	37	2,954
		25,836
HEALTH CARE - 11.0%
Greatbatch Inc. (c)	109	4,992
Health Net Inc. (c)	117	3,986
Hill-Rom Holdings Inc.	125	4,798
LifePoint Hospitals Inc. (c)	72	3,906
Teleflex Inc.	37	3,914
		21,596
INDUSTRIALS - 25.4%
Apogee Enterprises Inc.	61	2,030
Belden Inc.	71	4,935
Con-Way Inc.	122	4,991
Esterline Technologies Corp. (c)	46	4,858
GATX Corp.	52	3,516
GenCorp Inc. (c) (e)	241	4,398
Kennametal Inc.	108	4,789
Lincoln Electric Holdings Inc.	26	1,901
SkyWest Inc.	366	4,674
Spirit Aerosystems Holdings Inc. - Class A (c)	175	4,944
Steelcase Inc. - Class A	295	4,895
Terex Corp.	92	4,067
		49,998
INFORMATION TECHNOLOGY - 11.4%
Benchmark Electronics Inc. (c)	212	4,808
Fairchild Semiconductor International Inc. (c)	294	4,056
Omnivision Technologies Inc. (c)	224	3,961
SYNNEX Corp. (c)	81	4,879
Teradyne Inc. (c) (e)	240	4,766
		22,470
MATERIALS - 7.5%
Allegheny Technologies Inc.	77	2,901
Olin Corp. (e)	178	4,901
Reliance Steel & Aluminum Co.	45	3,180
Steel Dynamics Inc.	218	3,873
		14,855
UTILITIES - 2.2%
PNM Resources Inc.	162	4,379
Total Common Stocks (cost $167,464)		195,972

SHORT TERM INVESTMENTS - 7.8%
Investment Companies - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	595	595

Securities Lending Collateral - 7.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	14,745	14,745
Total Short Term Investments (cost $15,340)		15,340
Total Investments - 107.4% (cost $182,804)		211,312
Other Assets and Liabilities, Net - (7.4%)		(14,616)
Total Net Assets - 100.0%		$196,696

JNL/PPM America Value Equity Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 12.1%
Best Buy Co. Inc.	70	$1,857
Comcast Corp. - Class A	68	3,376
General Motors Co.	125	4,306
Macy’s Inc.	74	4,399
Newell Rubbermaid Inc.	84	2,497
Royal Caribbean Cruises Ltd.	34	1,828
Viacom Inc. - Class B	40	3,382
		21,645
CONSUMER STAPLES - 5.3%
Altria Group Inc.	93	3,470

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Archer-Daniels-Midland Co.	96	4,170
CVS Caremark Corp.	24	1,774
		9,414
ENERGY - 14.7%
Apache Corp.	51	4,222
Chevron Corp.	37	4,435
Diamond Offshore Drilling Inc. (e)	76	3,716
Halliburton Co.	48	2,821
National Oilwell Varco Inc.	54	4,236
Occidental Petroleum Corp.	46	4,355
Patterson-UTI Energy Inc.	78	2,462
		26,247
FINANCIALS - 24.1%
Allstate Corp.	61	3,457
Bank of America Corp.	121	2,076
Goldman Sachs Group Inc.	25	4,096
Hartford Financial Services Group Inc.	123	4,324
JPMorgan Chase & Co.	74	4,474
Lincoln National Corp.	86	4,332
Morgan Stanley	135	4,192
PNC Financial Services Group Inc.	45	3,915
Travelers Cos. Inc.	47	4,017
U.S. Bancorp	84	3,588
Wells Fargo & Co.	90	4,477
		42,948
HEALTH CARE - 11.0%
CIGNA Corp.	54	4,496
Johnson & Johnson	19	1,827
Medtronic Inc.	74	4,579
Merck & Co. Inc.	77	4,394
Pfizer Inc.	133	4,275
		19,571
INDUSTRIALS - 9.2%
Caterpillar Inc.	46	4,561
Lockheed Martin Corp.	28	4,506
Spirit Aerosystems Holdings Inc. - Class A (c)	86	2,413
Terex Corp.	39	1,745
Textron Inc.	79	3,104
		16,329
INFORMATION TECHNOLOGY - 15.3%
Apple Inc.	8	4,401
Applied Materials Inc.	177	3,606
Avnet Inc.	49	2,289
Hewlett-Packard Co.	112	3,628
Intel Corp.	178	4,581
International Business Machines Corp.	23	4,331
Microsoft Corp.	109	4,485
		27,321
MATERIALS - 4.3%
Allegheny Technologies Inc.	71	2,664
Ashland Inc.	19	1,920
Nucor Corp.	60	3,012
		7,596
TELECOMMUNICATION SERVICES - 2.0%
AT&T Inc.	102	3,577

UTILITIES - 1.8%
Edison International	58	3,289
Total Common Stocks (cost $132,847)		177,937

SHORT TERM INVESTMENTS - 2.1%
Investment Companies - 0.1%
JNL Money Market Fund, 0.01% (a) (h)	183	183

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	3,628	3,628
Total Short Term Investments (cost $3,811)		3,811
Total Investments - 101.9% (cost $136,658)		181,748
Other Assets and Liabilities, Net - (1.9%)		(3,454)
Total Net Assets - 100.0%		$178,294

JNL/Red Rocks Listed Private Equity Fund

COMMON STOCKS - 99.2%
DIVERSIFIED - 16.4%
Holding Companies - Diversified - 16.4%
Ackermans & van Haaren NV	226	$28,545
Aker ASA (e)	131	4,241
Compagnie Industriali Riunite SpA (c)	3,197	4,824
Danaher Corp.	296	22,185
Grand Parade Investments Ltd.	11,211	5,846
Remgro Ltd.	705	13,722
Schouw & Co.	609	29,812
Wendel Investissement	235	36,560
		145,735
FINANCIALS - 82.8%
Closed - End Funds - 25.4%
AP Alternative Assets LP (c)	320	10,511
Better Capital PCC Ltd. (c)	4,141	7,668
Castle Private Equity Ltd. (c)	686	9,861
Electra Private Equity Plc (c)	676	29,415
HarbourVest Global Private Equity Ltd. - Class A (c)	3,695	41,199
HBM Healthcare Investments AG - Class A (c)	169	14,473
HgCapital Trust Plc	1,882	33,159
Pantheon International LLC (c)	567	10,390
Pantheon International LLC - Redeemable Shares (c)	485	8,527
Standard Life European Private Equity Trust Plc	5,564	18,929
SVG Capital Plc (c)	5,869	41,070
		225,202
Diversified Financial Services - 16.6%
Blackstone Group LP	1,419	47,182
Intermediate Capital Group Plc	2,329	16,084
KKR & Co. LP	1,731	39,533
Onex Corp.	802	44,527
		147,326
Investment Companies - 7.6%
Hosken Consolidated Investments Ltd.	1,288	18,278
Investor AB	960	34,774
Oaktree Capital Group LLC - Class A	250	14,549
		67,601
Real Estate - 2.8%
Brookfield Asset Management Inc. - Class A	595	24,317

Venture Capital - 30.4%
3i Group Plc	3,743	24,854
Altamir Amboise	2,021	30,217
Apollo Global Management LLC - Class A	1,246	39,635
Aurelius AG	921	35,003
Capital Southwest Corp.	106	3,673

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Carlyle Group LP	1,127	39,607
Eurazeo	563	50,578
IP Group Plc (c)	3,139	10,874
Melrose Industries Plc	2,383	11,811
Ratos AB (e)	1,822	16,900
Riverstone Energy Ltd. (c)	417	6,218
		269,370
Total Common Stocks (cost $619,899)		879,551

SHORT TERM INVESTMENTS - 2.5%
Investment Companies - 0.7%
JNL Money Market Fund, 0.01% (a) (h)	5,887	5,887

Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	16,198	16,198
Total Short Term Investments (cost $22,085)		22,085
Total Investments - 101.7% (cost $641,984)		901,636
Other Assets and Liabilities, Net - (1.7%)		(14,993)
Total Net Assets - 100.0%		$886,643

JNL/S&P Competitive Advantage Fund

COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 37.3%
Bed Bath & Beyond Inc. (c)	780	$53,652
Best Buy Co. Inc.	1,481	39,105
Chipotle Mexican Grill Inc. - Class A (c)	117	66,262
Coach Inc.	1,076	53,424
Delphi Automotive Plc	1,059	71,839
Family Dollar Stores Inc.	877	50,902
Fossil Group Inc. (c)	486	56,680
Gap Inc.	1,472	58,954
Michael Kors Holdings Ltd. (c)	748	69,792
PetSmart Inc. (e)	844	58,129
Ross Stores Inc.	819	58,618
TJX Cos. Inc.	976	59,181
		696,538
CONSUMER STAPLES - 7.6%
Campbell Soup Co.	1,584	71,095
Monster Beverage Corp. (c)	1,028	71,396
		142,491
INDUSTRIALS - 19.7%
Boeing Co.	453	56,895
CH Robinson Worldwide Inc.	1,040	54,492
Fastenal Co. (e)	1,299	64,055
Robert Half International Inc.	1,582	66,371
Rockwell Collins Inc.	842	67,084
WW Grainger Inc.	237	59,849
		368,746
INFORMATION TECHNOLOGY - 24.0%
Apple Inc.	111	59,580
International Business Machines Corp.	345	66,356
Intuit Inc.	824	64,069
Linear Technology Corp.	1,441	70,155
MasterCard Inc. - Class A	809	60,452
Paychex Inc.	1,404	59,800
Seagate Technology	1,228	68,938
		449,350
MATERIALS - 10.8%
FMC Corp.	840	64,335
LyondellBasell Industries NV - Class A	786	69,892
Sherwin-Williams Co.	338	66,583
		200,810
Total Common Stocks (cost $1,656,143)		1,857,935

SHORT TERM INVESTMENTS - 5.7%
Investment Companies - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	19,698	19,698

Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	85,632	85,632
Total Short Term Investments (cost $105,330)		105,330
Total Investments - 105.1% (cost $1,761,473)		1,963,265
Other Assets and Liabilities, Net - (5.1%)		(94,506)
Total Net Assets - 100.0%		$1,868,759

JNL/S&P Dividend Income & Growth Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 9.1%
Mattel Inc.	2,171	$87,092
McDonald’s Corp.	1,033	101,303
Target Corp.	1,590	96,211
		284,606
CONSUMER STAPLES - 10.1%
Campbell Soup Co.	2,582	115,875
Clorox Co. (e)	1,074	94,563
Sysco Corp.	2,964	107,103
		317,541
ENERGY - 9.4%
Chevron Corp.	815	96,941
ConocoPhillips	1,374	96,689
Occidental Petroleum Corp.	1,049	99,967
		293,597
FINANCIALS - 10.3%
HCP Inc.	2,735	106,109
Kimco Realty Corp.	4,811	105,267
Public Storage	653	109,957
		321,333
HEALTH CARE - 9.9%
Baxter International Inc.	1,463	107,642
Johnson & Johnson	1,054	103,572
Pfizer Inc.	3,123	100,311
		311,525
INDUSTRIALS - 10.6%
Caterpillar Inc.	1,184	117,605
General Electric Co.	3,741	96,857
Lockheed Martin Corp.	711	116,125
		330,587
INFORMATION TECHNOLOGY - 10.2%
Cisco Systems Inc.	4,728	105,964
Intel Corp.	4,194	108,241
Microsoft Corp.	2,585	105,963
		320,168
MATERIALS - 10.3%
Air Products & Chemicals Inc.	926	110,226
E.I. du Pont de Nemours & Co.	1,610	108,019

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Praxair Inc.	797	104,325
		322,570
TELECOMMUNICATION SERVICES - 9.7%
AT&T Inc.	2,857	100,182
CenturyLink Inc.	3,291	108,082
Verizon Communications Inc.	2,018	96,005
		304,269
UTILITIES - 10.2%
Consolidated Edison Inc.	1,811	97,148
Public Service Enterprise Group Inc.	3,051	116,372
Southern Co.	2,440	107,203
		320,723
Total Common Stocks (cost $2,819,718)		3,126,919

SHORT TERM INVESTMENTS - 2.4%
Investment Companies - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	16,082	16,082

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	57,335	57,335
Total Short Term Investments (cost $73,417)		73,417
Total Investments - 102.2% (cost $2,893,135)		3,200,336
Other Assets and Liabilities, Net - (2.2%)		(67,478)
Total Net Assets - 100.0%		$3,132,858

JNL/S&P Intrinsic Value Fund

COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 18.2%
Comcast Corp. - Class A	1,140	$56,998
International Game Technology	3,204	45,044
Kohl’s Corp.	1,010	57,351
Macy’s Inc.	1,062	62,966
Staples Inc. (e)	3,588	40,693
Viacom Inc. - Class B	693	58,856
		321,908
CONSUMER STAPLES - 4.3%
Tyson Foods Inc. - Class A	1,742	76,680

HEALTH CARE - 17.0%
Express Scripts Holding Co. (c)	835	62,689
Humana Inc.	532	59,937
Pfizer Inc.	1,751	56,245
UnitedHealth Group Inc.	755	61,871
WellPoint Inc.	593	59,073
		299,815
INDUSTRIALS - 20.5%
Boeing Co.	416	52,145
Caterpillar Inc.	661	65,661
Dun & Bradstreet Corp.	473	47,039
L-3 Communications Holdings Inc.	540	63,800
Northrop Grumman Systems Corp.	500	61,749
Southwest Airlines Co.	2,992	70,636
		361,030
INFORMATION TECHNOLOGY - 30.2%
Apple Inc.	101	54,277
CA Inc.	1,696	52,517
EMC Corp.	2,359	64,662
Harris Corp.	874	63,928
Hewlett-Packard Co.	2,038	65,940
Intel Corp.	2,361	60,948
NetApp Inc.	1,360	50,175
Oracle Corp.	1,589	64,986
Xerox Corp.	4,851	54,817
		532,250
TELECOMMUNICATION SERVICES - 6.6%
AT&T Inc.	1,602	56,177
CenturyLink Inc. (e)	1,839	60,405
		116,582
UTILITIES - 3.1%
AES Corp.	3,852	55,010
Total Common Stocks (cost $1,560,544)		1,763,275

SHORT TERM INVESTMENTS - 1.1%
Investment Companies - 0.4%
JNL Money Market Fund, 0.01% (a) (h)	6,805	6,805

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	13,284	13,284
Total Short Term Investments (cost $20,089)		20,089
Total Investments - 101.0% (cost $1,580,633)		1,783,364
Other Assets and Liabilities, Net - (1.0%)		(17,781)
Total Net Assets - 100.0%		$1,765,583

JNL/S&P Total Yield Fund

COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 18.9%
Best Buy Co. Inc.	977	$25,791
DIRECTV (c)	597	45,595
Gap Inc.	961	38,484
Harman International Industries Inc.	498	52,951
Newell Rubbermaid Inc.	1,336	39,932
Target Corp.	639	38,667
		241,420
CONSUMER STAPLES - 13.4%
Clorox Co.	433	38,128
Coca-Cola Enterprises Inc.	948	45,276
Molson Coors Brewing Co.	762	44,839
Safeway Inc.	1,155	42,653
		170,896
ENERGY - 3.2%
Hess Corp.	494	40,917

FINANCIALS - 20.3%
Capital One Financial Corp.	554	42,745
CBRE Group Inc. - Class A (c)	1,642	45,052
Goldman Sachs Group Inc.	236	38,698
Legg Mason Inc. (e)	1,005	49,302
Torchmark Corp.	524	41,270
Unum Group	1,192	42,074
		259,141
HEALTH CARE - 6.1%
Laboratory Corp. of America Holdings (c)	400	39,329
Quest Diagnostics Inc. (e)	658	38,089
		77,418

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
INDUSTRIALS - 16.6%
Avery Dennison Corp.	809	41,003
General Electric Co.	1,504	38,927
Iron Mountain Inc.	1,431	39,440
L-3 Communications Holdings Inc.	388	45,885
Textron Inc.	1,210	47,538
		212,793
INFORMATION TECHNOLOGY - 17.5%
Computer Sciences Corp.	760	46,212
Harris Corp.	626	45,781
Hewlett-Packard Co.	1,467	47,464
Nvidia Corp.	2,544	45,569
Yahoo! Inc. (c)	1,079	38,747
		223,773
TELECOMMUNICATION SERVICES - 3.4%
CenturyLink Inc.	1,318	43,290
Total Common Stocks (cost $1,149,774)		1,269,648

SHORT TERM INVESTMENTS - 3.4%
Investment Companies - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	6,683	6,683

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	37,299	37,299
Total Short Term Investments (cost $43,982)		43,982
Total Investments - 102.8% (cost $1,193,756)		1,313,630
Other Assets and Liabilities, Net - (2.8%)		(36,285)
Total Net Assets - 100.0%		$1,277,345

JNL/T. Rowe Price Established Growth Fund

COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 27.6%
Amazon.com Inc. (c)	602	$202,450
AutoZone Inc. (c)	90	48,446
Carmax Inc. (c)	742	34,721
Carnival Plc	479	18,305
Charter Communications Inc. - Class A (c)	92	11,297
Chipotle Mexican Grill Inc. - Class A (c)	81	46,239
Ctrip.com International Ltd. - ADR (c) (e)	544	27,439
D.R. Horton Inc.	726	15,727
Delphi Automotive Plc	495	33,611
Discovery Communications Inc. - Class C (c)	222	17,123
Dollar Tree Inc. (c)	207	10,806
HanesBrands Inc.	73	5,568
Harley-Davidson Inc.	279	18,598
Home Depot Inc.	654	51,783
Las Vegas Sands Corp.	687	55,464
Lennar Corp. - Class A (e)	413	16,351
Lowe’s Cos. Inc.	1,162	56,827
Marriott International Inc. - Class A	272	15,248
MGM Resorts International (c)	1,420	36,714
Netflix Inc. (c)	106	37,210
Nike Inc. - Class B	320	23,635
Prada SpA (e)	778	6,094
Priceline.com Inc. (c)	115	136,729
Ross Stores Inc.	309	22,109
Starbucks Corp.	879	64,523
Starwood Hotels & Resorts Worldwide Inc.	337	26,841
Tesla Motors Inc. (c) (e)	113	23,589
Tractor Supply Co.	519	36,678
Twenty-First Century Fox Inc. - Class A	837	26,752
Under Armour Inc. - Class A (c)	285	32,707
Walt Disney Co.	356	28,513
Wynn Macau Ltd.	4,719	19,642
Wynn Resorts Ltd.	83	18,372
		1,226,111
CONSUMER STAPLES - 4.0%
Costco Wholesale Corp.	236	26,301
CVS Caremark Corp.	646	48,374
Nestle SA	187	14,065
PepsiCo Inc.	556	46,443
Procter & Gamble Co.	178	14,339
Whole Foods Market Inc.	538	27,289
		176,811
ENERGY - 2.8%
Concho Resources Inc. (c)	176	21,609
EQT Corp.	209	20,296
Pioneer Natural Resources Co.	263	49,124
Range Resources Corp.	414	34,316
		125,345
FINANCIALS - 5.3%
American Express Co.	517	46,509
American Tower Corp.	1,036	84,810
BlackRock Inc.	76	23,838
IntercontinentalExchange Group Inc.	75	14,798
Invesco Ltd.	558	20,657
State Street Corp.	285	19,801
TD Ameritrade Holding Corp.	698	23,704
		234,117
HEALTH CARE - 12.6%
Alexion Pharmaceuticals Inc. (c)	255	38,808
Biogen Idec Inc. (c)	300	91,639
Celgene Corp. (c)	261	36,366
Gilead Sciences Inc. (c)	1,684	119,324
Humana Inc.	47	5,324
Idexx Laboratories Inc. (c) (e)	186	22,520
Incyte Corp. (c)	292	15,617
McKesson Corp.	471	83,200
Pharmacyclics Inc. (c)	141	14,161
Regeneron Pharmaceuticals Inc. (c)	69	20,809
Stryker Corp.	151	12,318
UnitedHealth Group Inc.	386	31,656
Valeant Pharmaceuticals International Inc. (c)	339	44,743
Vertex Pharmaceuticals Inc. (c)	291	20,561
		557,046
INDUSTRIALS - 13.8%
American Airlines Group Inc. (c)	900	32,940
Boeing Co.	506	63,435
Danaher Corp.	1,295	97,103
Delta Air Lines Inc.	493	17,086
Fastenal Co. (e)	456	22,490
FedEx Corp.	230	30,436
Flowserve Corp.	151	11,822
JB Hunt Transport Services Inc.	152	10,953
Kansas City Southern	431	44,008
Precision Castparts Corp.	378	95,543
Roper Industries Inc.	310	41,335
Tyco International Ltd.	593	25,130
Union Pacific Corp.	130	24,471
United Continental Holdings Inc. (c)	491	21,898
United Technologies Corp.	357	41,735
Wabtec Corp.	277	21,452

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
WW Grainger Inc.	39	9,803
		611,640
INFORMATION TECHNOLOGY - 25.4%
Akamai Technologies Inc. (c)	267	15,560
Alliance Data Systems Corp. (c)	72	19,589
Apple Inc.	154	82,765
ASML Holding NV - ADR (e)	364	34,011
Baidu.com - ADR - Class A (c)	283	43,047
Cognizant Technology Solutions Corp. - Class A (c)	726	36,753
Concur Technologies Inc. (c)	129	12,740
eBay Inc. (c)	509	28,112
Facebook Inc. - Class A (c)	813	48,951
Fiserv Inc. (c)	302	17,143
Google Inc. - Class A (c)	246	274,615
Juniper Networks Inc. (c)	814	20,979
LinkedIn Corp. (c)	169	31,255
MasterCard Inc. - Class A	1,464	109,331
NetSuite Inc. (c)	123	11,617
NHN Corp.	33	24,416
QUALCOMM Inc.	323	25,503
Red Hat Inc. (c)	347	18,405
Salesforce.com Inc. (c)	951	54,293
ServiceNow Inc. (c) (e)	352	21,104
Stratasys Ltd. (c)	37	3,894
Tencent Holdings Ltd.	257	17,953
Twitter Inc. (f) (q)	326	14,462
Visa Inc. - Class A	568	122,544
VMware Inc. - Class A (c)	188	20,297
Workday Inc. - Class A (c)	176	16,128
		1,125,467
MATERIALS - 3.8%
Ecolab Inc.	465	50,226
FMC Corp.	189	14,485
Martin Marietta Materials Inc. (e)	131	16,750
Praxair Inc.	265	34,759
Sherwin-Williams Co.	259	50,978
		167,198
TELECOMMUNICATION SERVICES - 3.5%
Crown Castle International Corp.	1,330	98,098
SBA Communications Corp. (c)	207	18,856
SoftBank Corp.	534	40,316
		157,270
Total Common Stocks (cost $3,099,783)		4,381,005

PREFERRED STOCKS - 0.0%
INFORMATION TECHNOLOGY - 0.0%
LivingSocial, Series F (c) (f) (q) (v)	154	97
Total Preferred Stocks (cost $1,185)		97

SHORT TERM INVESTMENTS - 2.6%
Investment Companies - 1.3%
JNL Money Market Fund, 0.01% (a) (h)	2,000	2,000
T. Rowe Price Reserves Investment Fund, 0.06% (a) (h)	52,883	52,883
		54,883

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	58,454	58,454
Total Short Term Investments (cost $113,337)		113,337
Total Investments - 101.4% (cost $3,214,305)		4,494,439
Other Assets and Liabilities, Net - (1.4%)		(60,164)
Total Net Assets - 100.0%		$4,434,275

JNL/T. Rowe Price Mid-Cap Growth Fund

COMMON STOCKS - 94.1%
CONSUMER DISCRETIONARY - 16.5%
Aimia Inc.	343	$5,514
ARAMARK Holdings Corp.	254	7,348
AutoZone Inc. (c)	57	30,400
Carmax Inc. (c)	853	39,916
Charter Communications Inc. - Class A (c)	211	25,933
Chipotle Mexican Grill Inc. - Class A (c)	28	16,133
Choice Hotels International Inc.	340	15,654
Coach Inc.	427	21,205
Coupons.com Inc. (c) (e)	31	769
Coupons.com Inc. (c) (f) (q)	251	5,877
Dollar General Corp. (c)	480	26,608
Dollar Tree Inc. (c)	370	19,307
DSW Inc. - Class A	540	19,364
Extended Stay America Inc.	96	2,193
Groupon Inc. - Class A (c) (e)	914	7,166
Harley-Davidson Inc.	284	18,884
Harman International Industries Inc.	170	18,088
L Brands Inc.	255	14,493
Marriott International Inc. - Class A	455	25,489
Netflix Inc. (c)	28	9,857
Norwegian Cruise Line Holdings Ltd. (c)	853	27,533
O’Reilly Automotive Inc. (c)	198	29,411
Panera Bread Co. - Class A (c)	46	8,118
Tesla Motors Inc. (c)	39	8,129
Tim Hortons Inc.	256	14,159
TripAdvisor Inc. (c)	66	5,979
WABCO Holdings Inc. (c)	170	17,945
Wolverine World Wide Inc. (e)	189	5,382
		446,854
CONSUMER STAPLES - 3.7%
Dean Foods Co.	554	8,565
Keurig Green Mountain Inc.	57	6,019
Rite Aid Corp. (c)	2,733	17,136
Sprouts Farmers Market Inc. (c)	359	12,945
TreeHouse Foods Inc. (c)	227	16,342
WhiteWave Foods Co. - Class A (c)	895	25,543
Whole Foods Market Inc.	285	14,452
		101,002
ENERGY - 5.4%
Concho Resources Inc. (c)	171	20,923
CONSOL Energy Inc.	427	17,059
EQT Corp.	398	38,594
Laredo Petroleum Holdings Inc. (c)	110	2,845
Pioneer Natural Resources Co.	91	16,974
Range Resources Corp.	398	33,030
SM Energy Co.	242	17,216
		146,641
FINANCIALS - 8.5%
CBOE Holdings Inc.	427	24,168

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Fidelity National Financial Inc. - Class A	1,081	33,987
HCC Insurance Holdings Inc.	454	20,652
IntercontinentalExchange Group Inc.	108	21,326
Jones Lang LaSalle Inc.	196	23,226
LPL Financial Holdings Inc.	284	14,906
MSCI Inc. - Class A (c)	397	17,075
Progressive Corp.	854	20,684
Santander Consumer USA Holdings Inc. (c)	624	15,026
TD Ameritrade Holding Corp.	796	27,021
Willis Group Holdings Plc	294	12,974
		231,045
HEALTH CARE - 17.3%
Agilent Technologies Inc.	568	31,774
Alexion Pharmaceuticals Inc. (c)	26	3,955
Alkermes Plc (c)	597	26,304
Alnylam Pharmaceuticals Inc. (c)	114	7,654
Bruker Corp. (c)	853	19,445
CareFusion Corp. (c)	711	28,597
Cooper Cos. Inc.	213	29,299
Covance Inc. (c)	319	33,144
Cubist Pharmaceuticals Inc. (c)	81	5,925
Dentsply International Inc.	781	35,957
Envision Healthcare Holdings Inc. (c)	341	11,529
Henry Schein Inc. (c)	227	27,097
Hospira Inc. (c)	460	19,895
Idexx Laboratories Inc. (c)	242	29,342
Illumina Inc. (c) (e)	85	12,636
Incyte Corp. (c)	255	13,648
Intuitive Surgical Inc. (c)	57	24,966
Laboratory Corp. of America Holdings (c)	113	11,098
MEDNAX Inc. (c)	285	17,664
Mettler-Toledo International Inc. (c)	26	6,033
Pharmacyclics Inc. (c)	45	4,510
Puma Biotechnology Inc. (c)	51	5,311
Seattle Genetics Inc. (c)	62	2,825
Sirona Dental Systems Inc. (c)	123	9,175
Teleflex Inc.	187	20,054
Universal Health Services Inc. - Class B	231	18,958
Veeva Systems Inc. - Class A (c) (e)	113	3,028
Vertex Pharmaceuticals Inc. (c)	142	10,042
		469,865
INDUSTRIALS - 20.5%
Acuity Brands Inc.	156	20,681
AMETEK Inc.	568	29,262
Babcock & Wilcox Co.	996	33,057
Colfax Corp. (c)	302	21,542
DigitalGlobe Inc. (c)	626	18,160
Equifax Inc.	342	23,266
Fastenal Co. (e)	597	29,444
Hertz Global Holdings Inc. (c)	707	18,827
IDEX Corp.	512	37,349
IHS Inc. - Class A (c)	363	44,105
JB Hunt Transport Services Inc.	227	16,326
Kansas City Southern	180	18,371
Manpower Inc.	311	24,500
Nordson Corp.	114	8,036
Pall Corp.	438	39,188
Quanta Services Inc. (c)	847	31,254
Rexnord Corp. (c)	562	16,275
Roper Industries Inc.	227	30,307
Sensata Technologies Holding NV (c)	625	26,654
Textron Inc.	1,136	44,633
Towers Watson & Co.	28	3,193
Verisk Analytics Inc. - Class A (c)	327	19,607
Waste Connections Inc.	75	3,285
		557,322
INFORMATION TECHNOLOGY - 17.7%
Akamai Technologies Inc. (c)	398	23,168
Altera Corp.	682	24,716
Atmel Corp. (c)	1,823	15,240
Avago Technologies Ltd.	227	14,621
Cognex Corp. (c)	58	1,964
Concur Technologies Inc. (c)	170	16,842
CoreLogic Inc. (c)	626	18,805
Cree Inc. (c)	114	6,448
Dropbox Inc. (c) (f) (q)	42	809
FactSet Research Systems Inc. (e)	227	24,430
FEI Co.	114	11,744
Fidelity National Information Services Inc.	227	12,133
Fiserv Inc. (c)	796	45,137
Gartner Inc. - Class A (c)	455	31,595
Global Payments Inc.	283	20,152
IPG Photonics Corp. (c) (e)	136	9,667
JDS Uniphase Corp. (c)	1,638	22,932
LinkedIn Corp. - Class A (c)	35	6,473
Microchip Technology Inc. (e)	235	11,224
Motorola Solutions Inc.	456	29,284
Rackspace Hosting Inc. (c)	266	8,733
Red Hat Inc. (c)	569	30,146
ServiceNow Inc. (c) (e)	113	6,771
Trimble Navigation Ltd. (c)	400	15,548
Vantiv Inc. - Class A (c)	655	19,794
VeriSign Inc. (c)	500	26,943
Workday Inc. - Class A (c)	57	5,211
Xilinx Inc.	342	18,560
		479,090
MATERIALS - 3.9%
Agnico-Eagle Mines Ltd.	343	10,376
Ball Corp.	285	15,621
Celanese Corp. - Class A	342	18,984
Franco-Nevada Corp.	340	15,633
Martin Marietta Materials Inc.	142	18,226
Rockwood Holdings Inc.	370	27,535
		106,375
UTILITIES - 0.6%
Calpine Corp. (c)	797	16,665
Total Common Stocks (cost $1,822,225)		2,554,859

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.0%
LivingSocial (c) (f) (q)	719	431

INFORMATION TECHNOLOGY - 0.2%
Dropbox Inc., Series A-1 (c) (f) (q) (v)	258	4,936
Dropbox Inc., Series A (c) (f) (q) (v)	53	1,005
		5,941
Total Preferred Stocks (cost $6,876)		6,372

SHORT TERM INVESTMENTS - 8.8%
Investment Companies - 5.9%
JNL Money Market Fund, 0.01% (a) (h)	941	941
T. Rowe Price Reserves Investment Fund, 0.06% (a) (h)	158,650	158,650
		159,591
Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	79,777	79,777

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Treasury Securities - 0.0%
U.S. Treasury Bill, 0.05%, 05/29/14	$150	150
Total Short Term Investments (cost $239,518)		239,518
Total Investments - 103.1% (cost $2,068,619)		2,800,749
Other Assets and Liabilities, Net - (3.1%)		(84,808)
Total Net Assets - 100.0%		$2,715,941

JNL/T. Rowe Price Short-Term Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 20.9%
Ally Auto Receivables Trust
0.75%, 02/21/17	$2,775	$2,770
3.15%, 10/15/18 (r)	960	989
Ally Master Owner Trust
0.96%, 02/15/17 (i)	8,000	8,033
1.00%, 02/15/18	580	582
1.29%, 01/15/19	2,065	2,063
American Express Credit Account Master Trust
0.33%, 04/17/17 (i)	3,185	3,186
0.99%, 03/15/18	2,840	2,850
1.29%, 03/15/18 (r)	3,245	3,271
1.07%, 05/15/18 (r)	770	773
AmeriCredit Automobile Receivables Trust
2.33%, 03/08/16	875	877
1.73%, 02/08/17	1,710	1,725
0.96%, 04/09/18	800	803
1.19%, 05/08/18	2,560	2,556
1.52%, 01/08/19	915	910
Banc of America Commercial Mortgage Trust REMIC
5.73%, 05/10/45 (i)	6,510	7,046
5.37%, 09/10/45 (i)	3,260	3,474
5.63%, 07/10/46	1,860	2,012
Banc of America Merill Lynch Commercial Mortgage Inc. REMIC
4.63%, 12/10/42	198	199
4.62%, 07/10/43	3,200	3,249
4.67%, 07/10/43	7,804	8,054
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.20%, 12/11/38	4,560	4,977
4.67%, 06/11/41	1,017	1,052
5.54%, 09/11/41	1,280	1,389
5.54%, 10/12/41	1,834	2,003
5.75%, 09/11/42	1,947	2,006
5.70%, 06/11/50	669	676
BMW Vehicle Lease Trust, 0.54%, 09/21/15	4,050	4,053
Cabela’s Master Credit Card Trust, 1.61%, 01/16/18 (i) (r)	1,700	1,716
Capital Auto Receivables Asset Trust
0.79%, 06/20/17	4,790	4,792
1.24%, 10/20/17	2,985	3,003
1.09%, 03/20/18	6,860	6,850
2.22%, 01/22/19	645	646
CarMax Auto Owner Trust
0.89%, 09/15/16	1,163	1,166
0.84%, 03/15/17	2,614	2,621
0.52%, 07/17/17	3,095	3,097
1.69%, 08/15/19	325	323
1.93%, 11/15/19	460	458
Chase Issuance Trust, 1.01%, 10/15/18	2,295	2,294
Citigroup Commercial Mortgage Trust REMIC
5.41%, 04/15/40 (i)	83	83
1.20%, 03/10/47	1,230	1,226
CNH Equipment Trust
0.69%, 06/15/18	6,910	6,922
1.02%, 08/15/18	960	966
CNH Wholesale Master Note Trust, 0.76%, 08/15/19 (i) (r)	2,275	2,278
COMM Mortgage Trust REMIC
1.01%, 02/13/32 (i) (r)	1,280	1,281
1.22%, 02/10/47	5,909	5,892
Commercial Mortgage Pass-Through Certificates REMIC
5.47%, 07/10/37 (i)	199	199
5.17%, 06/10/44 (i)	560	589
1.16%, 12/10/44	219	220
1.30%, 03/10/47	1,520	1,513
1.26%, 04/10/47	2,265	2,258
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 02/15/38 (i)	1,290	1,317
Diamond Resorts Owner Trust, 2.27%, 05/20/26 (r)	2,310	2,310
Enterprise Fleet Financing LLC
0.68%, 09/20/18 (r)	3,955	3,955
1.06%, 03/20/19 (r)	2,095	2,102
0.87%, 09/20/19 (r)	1,450	1,449
Ford Credit Auto Lease Trust
1.01%, 05/15/16	2,130	2,137
1.28%, 06/15/16	1,565	1,569
1.23%, 11/15/16	2,010	2,016
1.51%, 08/15/17	1,375	1,379
REMIC, 1.10%, 12/15/15 (r)	735	738
REMIC, 1.50%, 03/15/17 (r)	910	916
Ford Credit Auto Owner Trust, 4.05%, 10/15/16	645	655
Ford Credit Floorplan Master Owner Trust
0.74%, 09/15/16	3,945	3,951
4.20%, 02/15/17 (r)	3,120	3,221
4.99%, 02/15/17 (r)	2,230	2,311
Fosse Master Issuer Plc, 1.64%, 10/18/54 (i) (r)	1,425	1,444
GE Capital Credit Card Master Note Trust
1.03%, 01/15/18	2,960	2,971
5.75%, 03/15/18 (r)	2,325	2,425
GE Dealer Floorplan Master Note Trust
0.60%, 10/20/17 (i)	5,265	5,278
0.56%, 04/20/18 (i)	4,635	4,647
GE Equipment Midticket LLC, 0.78%, 09/22/20	2,390	2,385
GE Equipment Small Ticket LLC, 1.04%, 09/21/15 (r)	1,113	1,116
GE Equipment Transportation LLC, 0.99%, 11/23/15	232	232
GreatAmerica Leasing Receivables, 0.89%, 07/15/17 (r)	2,905	2,899
Greenwich Capital Commercial Funding Corp. REMIC, 5.82%, 07/10/38 (i)	3,559	3,869
GS Mortgage Securities Trust
1.21%, 07/10/46	1,290	1,291
REMIC, 5.55%, 04/10/38 (i)	2,240	2,392
GSMS Mortgage Securities Trust, 1.34%, 04/10/47 (f)	2,365	2,365
GTP Acquisition Partners I LLC
4.35%, 06/15/16 (r)	1,690	1,791
2.36%, 05/15/18 (r)	5,715	5,580
Holmes Master Issuer Plc, 1.89%, 10/15/54 (i) (r)	4,188	4,239
Honda Auto Receivables Owner Trust
0.56%, 05/15/16	2,895	2,899
1.55%, 08/18/17	1,695	1,704
0.69%, 09/18/17	3,030	3,034
HSBC Home Equity Loan Trust REMIC, 0.31%, 03/20/36 (i)	872	853

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Huntington Auto Trust, 0.81%, 09/15/16	2,607	2,613
Hyundai Auto Lease Securitization Trust, 0.77%, 10/17/16 (r)	3,480	3,489
Hyundai Auto Receivables Trust
3.51%, 11/15/17	6,830	7,110
0.73%, 06/15/18	4,305	4,303
0.75%, 09/17/18	3,900	3,885
John Deere Owner Trust, 0.60%, 03/15/17	7,160	7,171
JPMBB Commercial Mortgage Securities Trust REMIC, 1.26%, 08/15/46	2,442	2,446
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.68%, 07/15/42	341	345
5.00%, 08/15/42 (i)	2,421	2,547
5.48%, 12/12/44 (i)	1,593	1,687
1.03%, 05/15/45	337	338
JPMorgan Mortgage Trust REMIC, 2.76%, 07/25/35 (i)	230	233
Lanark Master Issuer Plc REMIC, 0.74%, 12/22/54 (i) (r)	5,330	5,318
LB-UBS Commercial Mortgage Trust REMIC
5.20%, 11/15/30 (i)	3,775	3,944
4.57%, 01/15/31	108	112
Mercedes-Benz Auto Lease Trust
0.62%, 07/15/16	2,065	2,066
0.72%, 12/17/18	2,155	2,157
Mercedes-Benz Auto Receivables Trust, 1.22%, 12/15/17	1,766	1,769
Mercedes-Benz Master Owner Trust, 0.79%, 11/15/17 (r)	9,925	9,946
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
1.31%, 10/15/46	1,682	1,684
1.25%, 02/15/47	1,215	1,211
Morgan Stanley Capital I Trust REMIC
5.27%, 06/13/41 (i)	519	522
4.78%, 12/13/41	750	763
4.99%, 08/13/42	1,565	1,621
6.28%, 01/11/43 (i)	1,973	1,993
5.73%, 07/12/44 (i)	2,481	2,693
Motor Plc
1.29%, 02/25/20 (r)	838	840
0.65%, 02/25/21 (r)	3,051	3,054
MVW Owner Trust, 2.15%, 04/22/30 (r)	842	848
Navistar Financial Corp. Owner Trust, 1.19%, 01/18/19 (r)	4,225	4,236
Navistar Financial Dealer Note Master Trust
0.82%, 01/25/18 (i) (r)	4,920	4,921
0.83%, 09/25/18 (i) (r)	2,505	2,514
Nissan Auto Lease Trust, 0.75%, 06/15/16	960	962
RSB Bondco LLC, 5.72%, 04/01/18	3,109	3,237
SBA Tower Trust
REMIC, 3.60%, 04/15/18 (r)	2,270	2,219
REMIC, 2.24%, 04/16/18 (r)	2,925	2,870
REMIC, 2.93%, 12/15/17 (r)	7,540	7,638
Sequoia Mortgage Trust REMIC, 3.75%, 02/25/40 (i)	19	18
Sierra Receivables Funding Co. LLC, 2.07%, 03/20/30 (r)	3,475	3,475
Sierra Timeshare Receivables Funding LLC
1.59%, 11/20/29 (r)	1,219	1,224
2.20%, 10/20/30 (r)	1,851	1,858
SMART Trust
0.84%, 09/14/16	785	786
1.59%, 10/14/16 (r)	4,930	4,964
0.97%, 03/14/17	2,320	2,324
0.95%, 02/14/18	4,040	4,040
1.18%, 02/14/19	1,165	1,156
Structured Asset Securities Corp. REMIC, 2.44%, 09/25/33 (i)	467	465
Toyota Auto Receivables Owner Trust, 0.75%, 02/16/16	1,016	1,018
Volkswagen Auto Loan Enhanced Trust, 0.56%, 08/21/17	7,835	7,840
Volvo Financial Equipment LLC, 0.82%, 04/16/18 (r)	1,850	1,846
Wachovia Bank Commercial Mortgage Trust REMIC, 4.94%, 04/15/42	670	688
Wells Fargo Mortgage Backed Securities Trust REMIC
4.69%, 06/25/34 (i)	204	206
2.62%, 04/25/35 (i)	1,508	1,531
WF-RBS Commercial Mortgage Trust REMIC, 1.19%, 03/15/47	1,910	1,904
Wheels SPV LLC REMIC, 1.19%, 03/20/21 (r)	822	824
World Omni Automobile Lease Securitization Trust
0.93%, 11/16/15	1,177	1,179
1.06%, 11/15/17	1,365	1,369
World Omni Master Owner Trust, 0.51%, 02/15/18 (i) (r)	7,440	7,450
Total Non-U.S. Government Agency Asset-Backed Securities (cost $359,089)		356,881

CORPORATE BONDS AND NOTES - 51.9%
CONSUMER DISCRETIONARY - 4.6%
AutoZone Inc.
5.75%, 01/15/15 (l)	780	811
5.50%, 11/15/15	955	1,027
1.30%, 01/13/17	2,490	2,485
Brinker International Inc., 2.60%, 05/15/18	775	767
Carnival Corp., 1.20%, 02/05/16	2,075	2,088
COX Communications Inc., 5.45%, 12/15/14	967	1,000
Daimler Finance North America LLC
1.13%, 03/10/17 (r)	5,590	5,550
1.10%, 08/01/18 (i) (r)	3,745	3,785
DIRECTV Holdings LLC
3.50%, 03/01/16	2,635	2,754
2.40%, 03/15/17	7,345	7,506
1.75%, 01/15/18 (e)	3,120	3,072
GLP Capital LP, 4.38%, 11/01/18 (r)	3,600	3,694
Hasbro Inc., 6.13%, 05/15/14 (l)	1,080	1,087
Hyundai Capital America, 1.45%, 02/06/17 (r)	1,845	1,836
Interpublic Group of Cos. Inc.
6.25%, 11/15/14	3,432	3,539
2.25%, 11/15/17	5,055	5,104
NBCUniversal Enterprise Inc., 0.92%, 04/15/18 (i) (r)	2,635	2,650
NBCUniversal Media LLC, 2.10%, 04/01/14	3,605	3,605
Newell Rubbermaid Inc., 2.00%, 06/15/15	830	840
Nissan Motor Acceptance Corp., 1.95%, 09/12/17 (r)	4,015	4,033
Rogers Cable Inc., 6.75%, 03/15/15	877	928
Thomson Reuters Corp.
0.88%, 05/23/16	2,205	2,197
1.30%, 02/23/17	1,935	1,926
Time Warner Cable Inc.
7.50%, 04/01/14	810	810
8.75%, 02/14/19	3,570	4,517
8.25%, 04/01/19	3,575	4,456
Viacom Inc., 2.50%, 09/01/18	870	880
Volkswagen International Finance NV, 1.63%, 03/22/15 (r)	5,025	5,082
Whirlpool Corp., 1.35%, 03/01/17	1,045	1,043
		79,072

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CONSUMER STAPLES - 2.9%
Avon Products Inc., 2.38%, 03/15/16 (l)	1,790	1,819
BAT International Finance Plc, 1.40%, 06/05/15 (r)	2,490	2,510
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	1,860	1,863
5.10%, 07/15/15	1,650	1,734
3.20%, 06/15/17	6,640	6,902
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	6,605	6,704
CVS Caremark Corp., 1.20%, 12/05/16	1,765	1,775
Heineken NV, 1.40%, 10/01/17 (r)	2,565	2,554
Imperial Tobacco Finance Plc, 2.05%, 02/11/18 (r)	6,995	6,941
Kraft Foods Group Inc., 1.63%, 06/04/15	2,670	2,700
Kroger Co., 1.20%, 10/17/16	1,315	1,317
Pernod-Ricard SA, 2.95%, 01/15/17 (r)	3,160	3,275
Reynolds American Inc., 1.05%, 10/30/15	1,035	1,034
SABMiller Holdings Inc., 1.85%, 01/15/15 (r)	2,950	2,978
WM Wrigley Jr. Co.
1.40%, 10/21/16 (r)	785	788
2.00%, 10/20/17 (r)	3,875	3,885
		48,779
ENERGY - 9.6%
Anadarko Petroleum Corp.
5.75%, 06/15/14	4,275	4,319
6.38%, 09/15/17	4,205	4,815
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	7,300	7,601
Cameron International Corp., 1.15%, 12/15/16	620	619
Canadian Natural Resources Ltd.
1.45%, 11/14/14	2,945	2,962
5.70%, 05/15/17 (e)	4,010	4,514
CNOOC Finance 2013 Ltd., 1.13%, 05/09/16	1,831	1,831
DCP Midstream LLC, 5.38%, 10/15/15 (r)	3,310	3,489
DCP Midstream Operating LP
3.25%, 10/01/15	280	289
2.50%, 12/01/17	4,640	4,718
2.70%, 04/01/19	140	140
Ecopetrol SA, 4.25%, 09/18/18	705	747
Enbridge Inc., 0.88%, 10/01/16 (i)	5,230	5,245
Energy Transfer Partners LP
8.50%, 04/15/14	4,390	4,403
5.95%, 02/01/15	4,110	4,285
6.70%, 07/01/18	1,465	1,702
EnLink Midstream Partners LP, 2.70%, 04/01/19	630	632
Ensco Plc, 3.25%, 03/15/16	7,605	7,931
Enterprise Products Operating LLC
5.60%, 10/15/14	2,263	2,324
1.25%, 08/13/15	3,220	3,241
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	4,685	4,853
Gazprom OAO Via Gaz Capital SA, 4.95%, 05/23/16 (r)	5,550	5,723
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	2,480	2,548
3.50%, 03/01/16	1,525	1,589
Korea National Oil Corp., 4.00%, 10/27/16 (r)	765	814
Magellan Midstream Partners LP, 6.45%, 06/01/14	1,895	1,913
Marathon Oil Corp., 0.90%, 11/01/15	4,570	4,579
Murphy Oil Corp., 2.50%, 12/01/17 (l)	6,210	6,314
Nabors Industries Inc., 2.35%, 09/15/16 (r)	1,040	1,064
Noble Holding International Ltd.
3.45%, 08/01/15	975	1,007
3.05%, 03/01/16	4,295	4,438
2.50%, 03/15/17	540	549
ONEOK Partners LP
3.25%, 02/01/16	5,835	6,067
3.20%, 09/15/18	270	278
Petrobras Global Finance BV
2.00%, 05/20/16	3,575	3,544
3.25%, 03/17/17	3,965	3,978
PetroHawk Energy Corp., 7.25%, 08/15/18	5,270	5,591
Petroleos Mexicanos
3.50%, 07/18/18	2,230	2,314
3.13%, 01/23/19 (r)	565	579
Phillips 66, 1.95%, 03/05/15	2,760	2,792
Pioneer Natural Resources Co., 5.88%, 07/15/16	7,238	7,985
Rowan Cos. Inc., 5.00%, 09/01/17	995	1,083
Talisman Energy Inc., 5.13%, 05/15/15	3,005	3,132
Tennessee Gas Pipeline Co. LLC, 8.00%, 02/01/16	4,960	5,536
TransCanada PipeLines Ltd., 0.91%, 06/30/16 (i)	5,985	6,028
Transocean Inc.
4.95%, 11/15/15	1,910	2,028
5.05%, 12/15/16 (l)	1,285	1,398
2.50%, 10/15/17 (e) (l)	4,490	4,520
Williams Partners LP, 3.80%, 02/15/15	6,561	6,738
		164,789
FINANCIALS - 20.8%
Aflac Inc., 2.65%, 02/15/17	645	672
AIA Group Ltd., 2.25%, 03/11/19 (r)	1,086	1,074
American Express Co., 0.83%, 05/22/18 (i)	7,075	7,094
American Honda Finance Corp., 0.61%, 05/26/16 (i) (r)	4,910	4,932
American International Group Inc., 3.00%, 03/20/15	1,215	1,244
ANZ National International Ltd., 1.85%, 10/15/15 (r)	5,455	5,548
AXIS Specialty Finance Plc, 2.65%, 04/01/19	1,370	1,368
Bank of America Corp.
1.50%, 10/09/15	6,240	6,296
1.25%, 01/11/16	5,045	5,072
1.05%, 03/22/16 (i)	2,030	2,044
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.55%, 09/09/16 (r)	5,935	5,994
Banque Federative du Credit Mutuel SA
1.70%, 01/20/17 (r)	4,140	4,149
2.50%, 10/29/18 (r)	4,075	4,074
Barclays Bank Plc
5.20%, 07/10/14	7,360	7,456
5.00%, 09/22/16	2,655	2,908
BB&T Corp., 1.09%, 06/15/18 (i)	2,115	2,137
Boston Properties LP, 5.00%, 06/01/15	3,095	3,244
BPCE SA, 2.50%, 12/10/18 (e)	4,080	4,101
Capital One Bank USA NA, 1.15%, 11/21/16	1,200	1,199
Capital One Financial Corp.
2.13%, 07/15/14	4,015	4,033
2.15%, 03/23/15	3,065	3,111
Citigroup Inc.
1.25%, 01/15/16	4,270	4,285
1.02%, 04/01/16 (i)	7,260	7,310
1.30%, 11/15/16	765	765
Commonwealth Bank of Australia, 1.13%, 03/13/17	7,745	7,716
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.20%, 05/13/14 (r)	1,150	1,155
DNB Bank ASA, 3.20%, 04/03/17 (r)	4,890	5,137
ERP Operating LP, 5.13%, 03/15/16	4,000	4,326
Fidelity National Financial Inc., 6.60%, 05/15/17	1,465	1,662

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Fifth Third Bancorp, 3.63%, 01/25/16	2,730	2,865
Fifth Third Bank, 1.15%, 11/18/16	2,855	2,864
Ford Motor Credit Co. LLC
3.88%, 01/15/15	3,285	3,364
2.75%, 05/15/15	3,630	3,704
3.00%, 06/12/17	4,470	4,644
General Electric Capital Corp.
2.38%, 06/30/15	5,820	5,954
0.94%, 04/02/18 (i)	8,150	8,227
Goldman Sachs Group Inc.
1.60%, 11/23/15	4,103	4,146
6.25%, 09/01/17 (e)	7,978	9,112
Harley-Davidson Financial Services Inc., 1.15%, 09/15/15 (r)	3,955	3,968
HSBC Bank Plc, 0.88%, 05/15/18 (i) (r)	4,875	4,891
HSBC USA Inc., 2.38%, 02/13/15	3,225	3,280
Hyundai Capital America
1.63%, 10/02/15 (r)	1,870	1,887
1.88%, 08/09/16 (r)	2,970	3,004
Hyundai Capital Services Inc.
4.38%, 07/27/16 (r)	5,345	5,705
3.50%, 09/13/17 (r)	1,725	1,805
IntercontinentalExchange Group Inc., 2.50%, 10/15/18	1,375	1,390
JPMorgan Chase & Co.
0.85%, 02/26/16 (i)	3,195	3,210
2.00%, 08/15/17	8,560	8,679
KeyBank NA, 4.95%, 09/15/15	590	623
KeyCorp, 3.75%, 08/13/15	2,560	2,660
Kilroy Realty LP, 5.00%, 11/03/15	3,425	3,642
Lloyds Bank Plc, 2.30%, 11/27/18	2,350	2,348
Manufacturers & Traders Trust Co., 1.25%, 01/30/17	5,705	5,714
Marsh & McLennan Cos. Inc., 2.55%, 10/15/18	1,655	1,677
MetLife Institutional Funding II
1.14%, 04/04/14 (i) (r)	2,430	2,430
0.60%, 01/06/15 (i) (r)	2,800	2,808
Metropolitan Life Global Funding I
1.70%, 06/29/15 (r)	4,365	4,423
1.50%, 01/10/18 (r)	3,440	3,353
Morgan Stanley
1.52%, 04/25/18 (i)	5,755	5,867
1.09%, 01/24/19 (i)	10,550	10,565
National Bank of Canada, 1.45%, 11/07/17	8,005	7,904
New York Life Global Funding, 2.45%, 07/14/16 (r)	5,160	5,349
Nordea Bank AB, 0.88%, 05/13/16 (r)	10,140	10,126
Perrigo Co. Plc, 1.30%, 11/08/16 (r)	2,025	2,021
PNC Bank NA, 1.15%, 11/01/16	2,845	2,852
Principal Financial Group Inc., 1.85%, 11/15/17	980	983
Principal Life Global Funding II, 0.60%, 05/27/16 (i) (r)	10,015	10,031
Prudential Financial Inc., 5.10%, 09/20/14	2,680	2,738
Regions Bank, 7.50%, 05/15/18	2,715	3,204
Regions Financial Corp.
7.75%, 11/10/14	1,470	1,532
5.75%, 06/15/15	2,895	3,053
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	2,950	3,013
Simon Property Group LP, 4.20%, 02/01/15	540	551
Sumitomo Mitsui Banking Corp., 0.90%, 01/18/16	3,235	3,237
Sumitomo Mitsui Trust Bank Ltd., 1.80%, 03/28/18 (r)	6,520	6,426
SunTrust Banks Inc., 2.35%, 11/01/18	1,870	1,871
Swedbank AB, 1.75%, 03/12/18 (r)	9,235	9,145
Toronto-Dominion Bank, 0.79%, 04/30/18 (i)	4,565	4,591
Union Bank NA, 2.13%, 06/16/17	3,630	3,698
Ventas Realty LP
3.13%, 11/30/15	4,955	5,142
2.00%, 02/15/18	1,585	1,582
Wachovia Bank NA, 4.88%, 02/01/15	2,210	2,289
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 08/14/13) (i) (m)	425	409
WEA Finance LLC, 5.75%, 09/02/15 (r)	3,790	4,042
Wells Fargo & Co.
1.25%, 02/13/15	3,440	3,467
2.10%, 05/08/17	3,120	3,195
Westpac Banking Corp.
1.13%, 09/25/15	5,595	5,635
1.05%, 11/25/16	2,580	2,578
Woodside Finance Ltd., 4.50%, 11/10/14 (r)	3,175	3,247
XLIT Ltd., 2.30%, 12/15/18	2,015	1,999
		354,825
HEALTH CARE - 3.5%
AbbVie Inc., 1.20%, 11/06/15	5,940	5,991
Aetna Inc., 1.50%, 11/15/17	2,050	2,046
Agilent Technologies Inc., 6.50%, 11/01/17	4,410	5,071
Celgene Corp., 1.90%, 08/15/17	770	777
Express Scripts Holding Co.
2.75%, 11/21/14	4,895	4,966
2.10%, 02/12/15	945	957
Express Scripts Inc., 3.13%, 05/15/16	2,700	2,813
Gilead Sciences Inc., 2.40%, 12/01/14	2,205	2,232
Humana Inc., 6.45%, 06/01/16	1,775	1,972
Life Technologies Corp.
4.40%, 03/01/15	1,185	1,223
3.50%, 01/15/16	6,030	6,283
McKesson Corp.
0.95%, 12/04/15	1,575	1,579
1.29%, 03/10/17	2,735	2,729
Thermo Fisher Scientific Inc., 1.30%, 02/01/17	2,615	2,600
UnitedHealth Group Inc.
0.85%, 10/15/15	1,540	1,547
1.88%, 11/15/16	1,535	1,570
Ventas Realty LP, 1.55%, 09/26/16	700	706
Warner Chilcott Co. LLC, 7.75%, 09/15/18	7,793	8,319
Watson Pharmaceuticals Inc., 1.88%, 10/01/17	4,435	4,416
WellPoint Inc., 1.25%, 09/10/15	1,680	1,691
		59,488
INDUSTRIALS - 2.9%
BAA Funding Ltd., 2.50%, 06/25/15 (r)	5,690	5,759
Catholic Health Initiatives
1.60%, 11/01/17	535	525
2.60%, 08/01/18	2,165	2,167
Eaton Corp., 1.50%, 11/02/17	2,205	2,195
ERAC USA Finance LLC
5.60%, 05/01/15 (r)	1,190	1,250
1.40%, 04/15/16 (r)	2,670	2,684
2.75%, 03/15/17 (r)	1,475	1,522
6.38%, 10/15/17 (r)	620	714
2.80%, 11/01/18 (r)	400	407
Experian Finance Plc, 2.38%, 06/15/17 (r)	2,080	2,115
GATX Corp.
3.50%, 07/15/16	3,365	3,540
1.25%, 03/04/17	1,315	1,308
2.38%, 07/30/18	1,005	1,003
General Electric Co., 0.85%, 10/09/15	3,720	3,737
International Lease Finance Corp., 2.18%, 06/15/16 (i)	3,475	3,501
JB Hunt Transport Services Inc., 2.40%, 03/15/19	755	749
Kansas City Southern de Mexico SA de CV, 2.35%, 05/15/20	2,255	2,128

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Penske Truck Leasing Co. LP
2.50%, 07/11/14 (r)	90	90
3.13%, 05/11/15 (r)	990	1,014
2.50%, 03/15/16 (r)	3,085	3,162
2.88%, 07/17/18 (r)	1,405	1,428
Roper Industries Inc.
1.85%, 11/15/17	885	889
2.05%, 10/01/18	2,290	2,253
Southwest Airlines Co.
5.25%, 10/01/14	2,760	2,821
5.75%, 12/15/16	1,230	1,366
Waste Management Inc., 2.60%, 09/01/16	1,300	1,346
		49,673
INFORMATION TECHNOLOGY - 1.1%
Arrow Electronics Inc., 3.38%, 11/01/15	2,295	2,369
Broadcom Corp., 2.38%, 11/01/15	1,590	1,629
Fiserv Inc., 3.13%, 06/15/16	6,315	6,588
Hewlett-Packard Co.
1.78%, 09/19/14 (i)	1,560	1,570
2.63%, 12/09/14	2,755	2,792
2.35%, 03/15/15	1,985	2,016
Xerox Corp.
1.06%, 05/16/14 (i)	1,230	1,231
2.95%, 03/15/17	575	598
		18,793
MATERIALS - 0.8%
Eastman Chemical Co., 2.40%, 06/01/17	1,930	1,967
Goldcorp Inc., 2.13%, 03/15/18	2,080	2,056
International Paper Co., 5.30%, 04/01/15	2,425	2,531
Rio Tinto Finance USA Plc, 1.38%, 06/17/16	4,245	4,282
Rock-Tenn Co., 3.50%, 03/01/20	3,250	3,298
		14,134
TELECOMMUNICATION SERVICES - 2.3%
America Movil SAB de CV
3.63%, 03/30/15	1,580	1,624
2.38%, 09/08/16	2,565	2,640
American Tower Corp., 4.63%, 04/01/15	9,900	10,257
British Telecommunications Plc, 1.63%, 06/28/16	1,695	1,717
CC Holdings GS V LLC, 2.38%, 12/15/17	8,750	8,752
Crown Castle Towers LLC, 4.52%, 01/15/15 (r)	4,835	4,946
Verizon Communications Inc.
0.44%, 03/06/15 (i) (r)	4,960	4,960
2.50%, 09/15/16	4,420	4,577
		39,473
UTILITIES - 3.4%
Appalachian Power Co., 3.40%, 05/24/15	455	469
CMS Energy Corp., 4.25%, 09/30/15	7,505	7,860
Commonwealth Edison Co., 1.95%, 09/01/16	1,095	1,120
Dominion Resources Inc.
1.95%, 08/15/16	1,465	1,493
1.25%, 03/15/17	3,370	3,363
1.40%, 09/15/17	4,295	4,234
DTE Energy Co., 7.63%, 05/15/14	2,617	2,638
Duke Energy Corp.
3.95%, 09/15/14	1,160	1,179
1.63%, 08/15/17	1,440	1,443
Electricite de France, 1.15%, 01/20/17 (r)	3,945	3,939
Enel Finance International NV, 3.88%, 10/07/14 (r)	2,535	2,574
Georgia Power Co., 0.55%, 03/15/16 (i)	1,980	1,978
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (r)	2,320	2,350
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	2,835	2,920
Mississippi Power Co., 2.35%, 10/15/16	1,020	1,051
Monongahela Power Co., 5.70%, 03/15/17 (r)	420	454
NextEra Energy Capital Holdings Inc., 1.20%, 06/01/15	1,320	1,326
NiSource Finance Corp., 5.40%, 07/15/14	4,710	4,774
Origin Energy Finance Ltd., 3.50%, 10/09/18 (r)	4,070	4,144
PPL Capital Funding Inc., 1.90%, 06/01/18	1,220	1,200
PPL WEM Holdings Plc, 3.90%, 05/01/16 (r)	4,735	4,974
PSEG Power LLC, 2.75%, 09/15/16	1,215	1,263
Southern Co., 1.95%, 09/01/16	1,370	1,403
		58,149
Total Corporate Bonds and Notes (cost $880,327)		887,175

GOVERNMENT AND AGENCY OBLIGATIONS - 24.3%
GOVERNMENT SECURITIES - 11.3%
Federal National Mortgage Association - 1.9% (w)
Federal National Mortgage Association
0.63%, 08/26/16	9,780	9,775
0.88%, 08/28/17 - 10/26/17	22,395	22,157
		31,932
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 07/01/16	5,300	5,353

Sovereign - 1.4%
Hazine Mustesarligi Varlik Kiralama A/S, 4.56%, 10/10/18 (r)	1,825	1,855
Mexico Bonos, 9.50%, 12/18/14, MXN	265,755	21,186
		23,041
Treasury Inflation Index Securities - 3.2%
U.S. Treasury Inflation Indexed Note
2.00%, 07/15/14 (n) (o)	43,658	44,371
0.50%, 04/15/15 (n)	10,567	10,782
		55,153
U.S. Treasury Securities - 4.5%
U.S. Treasury Note
0.38%, 08/31/15	25,000	25,062
0.63%, 11/15/16	25,445	25,375
0.75%, 01/15/17 (e)	27,255	27,219
		77,656
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 13.0%
Federal Home Loan Mortgage Corp. - 2.0%
Federal Home Loan Mortgage Corp.
4.00%, 04/01/14 - 05/01/26	1,371	1,451
5.00%, 10/01/17 - 12/01/23	3,179	3,406
4.50%, 11/01/18 - 08/01/25	983	1,050
1.37%, 05/25/19	7,070	7,065
5.50%, 10/01/19 - 07/01/20	607	658
2.36%, 09/01/33 (i)	120	128
2.38%, 09/01/33 - 02/01/35 (i)	226	241
2.23%, 10/01/34 - 02/01/35 (i)	109	114
2.53%, 11/01/34 - 02/01/35 (i)	179	190
2.30%, 01/01/35 - 02/01/35 (i)	115	122
2.25%, 02/01/35 - 02/01/35 (i)	128	135
2.50%, 06/01/35 (i)	483	515
2.49%, 09/01/35 (i)	771	823
2.43%, 10/01/35 (i)	325	346
2.35%, 11/01/35 (i)	285	303
2.40%, 03/01/36 (i)	312	333
6.00%, 11/01/37	1,305	1,447
REMIC, 1.43%, 08/25/17	5,810	5,840
REMIC, 5.00%, 10/15/21	321	335
REMIC, 0.61%, 05/15/36 (i)	487	488
REMIC, 0.66%, 08/15/41 - 07/15/42 (i)	8,943	8,941
		33,931

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Federal National Mortgage Association - 9.0%
Federal National Mortgage Association
5.50%, 01/01/17 - 12/01/39	29,716	32,810
4.50%, 06/01/19 - 07/01/26	23,765	25,386
5.00%, 07/01/19 - 07/01/41	11,596	12,561
4.00%, 02/01/25 - 10/01/41	30,056	31,551
3.50%, 10/01/25 - 02/01/27	19,617	20,572
3.00%, 10/01/26 - 09/01/27	10,526	10,824
2.30%, 03/01/33 (i)	4	4
1.79%, 06/01/33 (i)	42	45
2.34%, 06/01/33 - 12/01/33 (i)	928	988
2.35%, 07/01/33 (i)	33	35
2.63%, 09/01/33 (i)	3	3
2.20%, 12/01/33 (i)	2	2
2.42%, 04/01/34 - 06/01/35 (i)	695	739
2.19%, 10/01/34 - 05/01/35 (i)	696	738
2.11%, 11/01/34 - 11/01/35 (i)	665	701
2.49%, 11/01/34 (i)	567	605
2.21%, 12/01/34 - 01/01/35 (i)	205	219
2.24%, 01/01/35 - 01/01/35 (i)	88	93
2.26%, 02/01/35 (i)	39	42
2.32%, 02/01/35 (i)	158	167
2.17%, 03/01/35 - 02/01/36 (i)	997	1,058
1.95%, 04/01/35 (i)	303	319
2.66%, 04/01/35 (i)	127	134
2.74%, 04/01/35 (i)	327	345
2.16%, 05/01/35 (i)	239	251
2.46%, 05/01/35 (i)	72	77
2.44%, 06/01/35 - 11/01/35 (i)	698	750
2.29%, 07/01/35 (i)	403	419
2.60%, 07/01/35 (i)	357	383
1.76%, 08/01/35 (i)	662	690
2.36%, 08/01/35 (i)	471	504
2.31%, 02/01/36 - 03/01/36 (i)	648	683
2.52%, 03/01/36 (i)	576	611
6.00%, 04/01/36 - 04/01/40	1,971	2,194
REMIC, 5.00%, 08/25/19 - 11/25/21	2,158	2,266
REMIC, 0.60%, 07/25/42 (i)	5,030	5,014
		153,783
Government National Mortgage Association - 2.0%
Government National Mortgage Association
7.00%, 12/15/17	175	183
5.50%, 07/15/20	137	145
3.00%, 06/20/27 - 09/20/27	7,220	7,488
2.50%, 09/20/27	4,387	4,452
6.00%, 07/15/36	2,483	2,858
4.50%, 09/20/40	2,163	2,343
3.50%, 03/20/43 - 04/20/43	7,072	7,228
REMIC, 0.61%, 07/16/42 (i)	10,755	10,796
		35,493
Total Government and Agency Obligations (cost $414,910)		416,342

SHORT TERM INVESTMENTS - 2.9%
Investment Companies - 2.6%
JNL Money Market Fund, 0.01% (a) (h)	9,000	9,000
T. Rowe Price Reserves Investment Fund, 0.06% (a) (h)	34,747	34,747
		43,747
Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	5,512	5,512
Total Short Term Investments (cost $49,259)		49,259
Total Investments - 100.0% (cost $1,703,585)		1,709,657
Other Assets and Liabilities, Net - (0.0%)		(500)
Total Net Assets - 100.0%		$1,709,157

JNL/T. Rowe Price Value Fund

COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 6.5%
Carnival Corp.	682	$25,832
Coach Inc.	159	7,876
Comcast Corp. - Special Class A	322	15,691
Discovery Communications Inc. - Class C (c)	65	4,978
General Motors Co.	557	19,155
J.C. Penney Co. Inc. (c) (e)	664	5,726
Kohl’s Corp.	351	19,908
Lowe’s Cos. Inc.	484	23,668
Ross Stores Inc.	97	6,955
Time Warner Cable Inc.	53	7,243
Time Warner Inc.	86	5,592
TRW Automotive Holdings Corp. (c)	288	23,539
		166,163
CONSUMER STAPLES - 7.5%
Archer-Daniels-Midland Co.	344	14,913
Avon Products Inc.	699	10,232
Bunge Ltd.	251	19,965
Dr. Pepper Snapple Group Inc.	304	16,561
Energizer Holdings Inc.	67	6,780
General Mills Inc.	215	11,126
Ingredion Inc.	165	11,247
Kellogg Co.	55	3,468
Lorillard Inc.	158	8,544
PepsiCo Inc.	285	23,806
Philip Morris International Inc.	164	13,386
Procter & Gamble Co.	670	53,970
		193,998
ENERGY - 9.8%
Anadarko Petroleum Corp.	106	8,959
Apache Corp.	366	30,368
Chesapeake Energy Corp.	446	11,419
Cimarex Energy Co.	59	7,063
Concho Resources Inc. (c)	90	11,013
CONSOL Energy Inc.	88	3,504
ENI SpA	574	14,389
Marathon Oil Corp.	244	8,663
National Oilwell Varco Inc.	17	1,285
Phillips 66	837	64,530
Pioneer Natural Resources Co.	170	31,842
Royal Dutch Shell Plc - ADR	35	2,528
Spectra Energy Corp.	347	12,811
Talisman Energy Inc.	828	8,261
Valero Energy Corp.	670	35,588
		252,223
FINANCIALS - 22.9%
Allstate Corp.	260	14,699
Ameriprise Financial Inc.	137	15,091
Annaly Capital Management Inc.	605	6,640
Bank of America Corp.	2,495	42,917

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Barclays Plc	3,629	14,120
Capital One Financial Corp.	260	20,054
Citigroup Inc.	982	46,729
Digital Realty Trust Inc. (e)	76	4,018
Invesco Ltd.	344	12,732
JPMorgan Chase & Co.	1,243	75,469
Marsh & McLennan Cos. Inc.	509	25,108
MetLife Inc.	962	50,790
Morgan Stanley	1,120	34,895
PNC Financial Services Group Inc.	341	29,658
SLM Corp.	128	3,129
State Street Corp.	350	24,370
TD Ameritrade Holding Corp.	682	23,161
U.S. Bancorp	964	41,317
UniCredit SpA	1,240	11,334
Wells Fargo & Co.	645	32,062
Weyerhaeuser Co.	1,352	39,684
XL Group Plc	689	21,523
		589,500
HEALTH CARE - 18.8%
AbbVie Inc.	118	6,050
Agilent Technologies Inc.	669	37,405
Amgen Inc.	135	16,639
CIGNA Corp.	297	24,876
Covidien Plc	241	17,723
HCA Holdings Inc. (c)	369	19,349
Hospira Inc. (c)	335	14,480
Johnson & Johnson	560	55,028
Merck & Co. Inc.	1,280	72,688
Novartis AG	57	4,831
Pfizer Inc.	2,767	88,876
Quest Diagnostics Inc. (e)	113	6,533
Thermo Fisher Scientific Inc.	478	57,499
UnitedHealth Group Inc.	448	36,723
WellPoint Inc.	245	24,420
		483,120
INDUSTRIALS - 13.0%
3M Co.	168	22,723
American Airlines Group Inc. (c)	1,463	53,538
Boeing Co.	342	42,930
General Electric Co.	2,816	72,904
Honeywell International Inc.	459	42,586
Republic Services Inc. - Class A	127	4,328
Terex Corp.	144	6,384
Textron Inc.	356	13,971
United Continental Holdings Inc. (c)	543	24,239
United Technologies Corp.	426	49,821
		333,424
INFORMATION TECHNOLOGY - 6.6%
Applied Materials Inc.	512	10,449
Avago Technologies Ltd.	418	26,930
Equinix Inc. (c)	19	3,494
Micron Technology Inc. (c)	1,120	26,494
Microsoft Corp.	252	10,317
NXP Semiconductors NV (c)	407	23,947
Seagate Technology	71	3,999
Texas Instruments Inc.	680	32,057
Visa Inc. - Class A	26	5,548
Western Digital Corp.	58	5,316
Xerox Corp.	1,886	21,315
		169,866
MATERIALS - 4.9%
Celanese Corp. - Class A	681	37,791
Freeport-McMoRan Copper & Gold Inc.	67	2,219
Holcim Ltd.	83	6,902
International Paper Co.	925	42,457
LyondellBasell Industries NV	264	23,454
Mosaic Co.	58	2,900
Potash Corp. of Saskatchewan Inc.	155	5,603
Vulcan Materials Co.	82	5,429
		126,755
TELECOMMUNICATION SERVICES - 0.5%
Windstream Holdings Inc. (e)	1,488	12,264

UTILITIES - 9.0%
AES Corp.	2,573	36,742
American Electric Power Co. Inc.	373	18,896
Calpine Corp. (c)	660	13,803
CenterPoint Energy Inc.	457	10,824
Entergy Corp.	272	18,157
Exelon Corp.	744	24,972
FirstEnergy Corp.	584	19,887
MDU Resources Group Inc.	703	24,117
NRG Energy Inc.	1,383	43,972
PG&E Corp.	495	21,375
		232,745
Total Common Stocks (cost $1,956,831)		2,560,058

SHORT TERM INVESTMENTS - 1.7%
Investment Companies - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	3,726	3,726
T. Rowe Price Reserves Investment Fund, 0.06% (a) (h)	9,629	9,629
		13,355
Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	29,140	29,140
Total Short Term Investments (cost $42,495)		42,495
Total Investments - 101.2% (cost $1,999,326)		2,602,553
Other Assets and Liabilities, Net - (1.2%)		(30,445)
Total Net Assets - 100.0%		$2,572,108

JNL/WMC Balanced Fund

COMMON STOCKS - 65.2%
CONSUMER DISCRETIONARY - 6.0%
Autoliv Inc. (e)	143	$14,398
Comcast Corp. - Class A	909	45,476
Ford Motor Co.	1,802	28,118
Interpublic Group of Cos. Inc.	764	13,087
Lowe’s Cos. Inc.	524	25,647
Mattel Inc.	525	21,040
Omnicom Group Inc.	216	15,665
Time Warner Inc.	416	27,201
Walt Disney Co.	267	21,376
		212,008
CONSUMER STAPLES - 4.5%
CVS Caremark Corp.	554	41,445
Kraft Foods Group Inc.	416	23,343
Philip Morris International Inc.	280	22,895
Procter & Gamble Co.	343	27,646
Unilever NV - ADR	505	20,767
Wal-Mart Stores Inc.	306	23,387
		159,483

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
ENERGY - 7.1%
Anadarko Petroleum Corp.	346	29,296
BP Plc - ADR	502	24,138
Cameco Corp. (e)	530	12,131
Chevron Corp.	454	54,003
Exxon Mobil Corp.	536	52,314
Halliburton Co.	323	19,037
Imperial Oil Ltd.	348	16,183
Phillips 66	208	15,991
Schlumberger Ltd.	129	12,566
Suncor Energy Inc.	481	16,811
		252,470
FINANCIALS - 14.3%
ACE Ltd.	401	39,730
AFLAC Inc.	361	22,767
Ameriprise Financial Inc.	201	22,108
Bank of Nova Scotia	262	15,198
BB&T Corp.	402	16,147
BlackRock Inc.	99	31,281
Citigroup Inc.	629	29,946
JPMorgan Chase & Co.	1,049	63,700
Marsh & McLennan Cos. Inc.	377	18,571
MetLife Inc.	422	22,275
PNC Financial Services Group Inc.	548	47,653
Principal Financial Group Inc.	417	19,187
Prudential Financial Inc.	469	39,736
Rayonier Inc.	296	13,572
Wells Fargo & Co.	2,138	106,337
		508,208
HEALTH CARE - 11.0%
AstraZeneca Plc - ADR	361	23,420
Cardinal Health Inc.	497	34,753
Eli Lilly & Co.	660	38,858
Johnson & Johnson	618	60,718
Medtronic Inc.	636	39,131
Merck & Co. Inc.	1,562	88,685
Pfizer Inc.	1,482	47,595
Teva Pharmaceutical Industries Ltd. - ADR	268	14,149
UnitedHealth Group Inc.	301	24,648
Zoetis Inc. - Class A	602	17,425
		389,382
INDUSTRIALS - 7.3%
Caterpillar Inc.	125	12,458
CSX Corp.	648	18,759
Deere & Co.	200	18,146
Eaton Corp. Plc	267	20,053
Equifax Inc.	331	22,537
FedEx Corp.	149	19,753
General Electric Co.	1,045	27,060
Honeywell International Inc.	276	25,588
Raytheon Co. (e)	205	20,247
Textron Inc.	392	15,389
United Continental Holdings Inc. (c)	682	30,421
United Parcel Service Inc. - Class B	290	28,237
		258,648
INFORMATION TECHNOLOGY - 9.9%
Accenture Plc - Class A	365	29,093
Analog Devices Inc.	267	14,162
Apple Inc.	53	28,329
Broadcom Corp. - Class A	418	13,143
Cisco Systems Inc.	1,234	27,651
eBay Inc. (c)	309	17,051
Intel Corp.	1,268	32,724
International Business Machines Corp.	161	30,911
Microsoft Corp.	1,497	61,343
Oracle Corp.	430	17,578
QUALCOMM Inc.	197	15,542
Symantec Corp.	722	14,414
Texas Instruments Inc.	645	30,422
Xerox Corp.	1,544	17,449
		349,812
MATERIALS - 1.4%
Dow Chemical Co.	465	22,580
Goldcorp Inc.	387	9,480
International Paper Co.	392	18,006
		50,066
TELECOMMUNICATION SERVICES - 1.5%
Verizon Communications Inc.	1,158	55,101

UTILITIES - 2.2%
Ameren Corp.	464	19,129
Dominion Resources Inc.	254	18,043
Exelon Corp.	500	16,763
NRG Energy Inc. (e)	712	22,651
		76,586
Total Common Stocks (cost $1,771,175)		2,311,764

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.4%
Ally Auto Receivables Trust, 1.35%, 12/15/15	$127	127
Ally Master Owner Trust
1.44%, 02/15/17	3,000	3,022
1.54%, 09/15/19	3,690	3,676
AmeriCredit Automobile Receivables Trust
3.34%, 04/08/16	455	460
1.23%, 09/08/16	331	332
Apidos CDO, 1.73%, 04/17/26 (f) (r)	2,090	2,088
ARES CLO Ltd., 1.73%, 04/17/26 (f) (r)	2,030	2,030
Avery Point CLO Ltd., 04/16/26 (f) (i) (r)	1,920	1,920
Avis Budget Rental Car Funding AESOP LLC, 2.09%, 04/20/15 (r)	229	229
Banc of America Merrill Lynch Commercial Mortgage Inc. REMIC, 5.18%, 09/10/47 (e) (i)	1,200	1,267
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.58%, 04/12/38 (i)	196	211
5.71%, 09/11/38 (i)	575	626
5.20%, 12/11/38	780	851
5.44%, 03/11/39 (i)	915	978
5.54%, 09/11/41	600	651
5.54%, 10/12/41	613	670
Cent CLO 20 Ltd., 1.72%, 01/25/26 (r)	2,200	2,192
CIFC Funding Ltd., 1.66%, 04/18/25 (r)	1,970	1,965
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	855
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 08/15/45	885	870
Continental Airlines Inc. Pass-Through Trust, 5.98%, 04/19/22	241	275
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (e) (r)	2,444	2,557
Dryden Senior Loan Fund, 1.62%, 04/18/26 (r)	1,945	1,926
Ford Credit Floorplan Master Owner Trust, 1.92%, 01/15/19	1,545	1,572
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39	858	882
Hilton USA Trust REMIC, 2.66%, 11/05/30 (r)	1,960	1,965
ING Investment Management Co., 1.77%, 04/18/26 (f) (r)	1,940	1,940

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.48%, 12/12/44 (i)	211	223
Limerock CLO, 1.73%, 04/18/26 (f) (i) (r)	2,200	2,198
Madison Park Funding XI Ltd., 1.64%, 01/19/25 (i) (r)	1,280	1,273
Merrill Lynch Mortgage Trust REMIC
5.05%, 07/12/38 (i)	500	522
5.66%, 05/12/39 (i)	1,050	1,132
Morgan Stanley Capital I Trust REMIC, 5.65%, 06/11/42 (i)	200	224
OBP Depositor LLC Trust, 4.65%, 07/15/45 (r)	495	544
OZLM VI Ltd., 1.74%, 04/17/26 (f) (r)	1,625	1,623
SBA Tower Trust
4.25%, 04/15/15 (r)	420	434
REMIIC, 2.93%, 12/15/17 (r)	1,155	1,170
Southwest Airlines Co. Pass-Through Trust, 6.15%, 08/01/22	192	220
Springleaf Funding Trust, 2.41%, 12/15/22 (f) (r)	1,870	1,870
Springleaf Mortgage Loan Trust REMIC, 2.31%, 06/25/58 (i) (r)	305	297

Total Non-U.S. Government Agency Asset- Backed Securities (cost $47,209)		47,867

CORPORATE BONDS AND NOTES - 8.8%

CONSUMER DISCRETIONARY - 1.3%
21st Century Fox America Inc., 4.00%, 10/01/23 (e)	420	428
Amazon.com Inc., 2.50%, 11/29/22 (e)	1,265	1,176
AutoZone Inc.
4.00%, 11/15/20 (e)	1,000	1,043
3.70%, 04/15/22 (e)	495	497
3.13%, 07/15/23	1,000	938
CBS Corp.
5.75%, 04/15/20	805	915
4.30%, 02/15/21	525	555
3.38%, 03/01/22	905	887
Comcast Corp.
6.50%, 01/15/17	750	856
3.60%, 03/01/24	895	900
5.65%, 06/15/35	165	186
6.50%, 11/15/35	165	205
6.55%, 07/01/39 (e)	375	468
4.65%, 07/15/42	1,125	1,122
4.75%, 03/01/44	495	502
COX Communications Inc.
3.25%, 12/15/22 (r)	1,000	940
4.70%, 12/15/42 (e) (r)	180	160
4.50%, 06/30/43 (e) (r)	445	388
Daimler Finance North America LLC
2.63%, 09/15/16 (r)	1,400	1,451
2.38%, 08/01/18 (r)	1,400	1,413
2.25%, 07/31/19 (e) (r)	1,580	1,558
8.50%, 01/18/31	300	446
DIRECTV Holdings LLC
1.75%, 01/15/18	1,000	985
4.45%, 04/01/24	4,200	4,212
6.38%, 03/01/41	725	788
5.15%, 03/15/42	1,300	1,229
Discovery Communications LLC
3.30%, 05/15/22	1,000	975
3.25%, 04/01/23	265	255
4.95%, 05/15/42	195	192
4.88%, 04/01/43	280	273
Grupo Televisa SAB, 6.63%, 01/15/40	375	430
Harley-Davidson Financial Services Inc., 2.70%, 03/15/17 (e) (r)	735	758
Johnson Controls Inc., 3.75%, 12/01/21	1,000	1,035
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	537
NBCUniversal Enterprise Inc., 1.66%, 04/15/18 (r)	830	815
NBCUniversal Media LLC, 2.88%, 04/01/16	1,700	1,767
News America Inc.
4.50%, 02/15/21	850	922
3.00%, 09/15/22	750	721
Nissan Motor Acceptance Corp.
1.80%, 03/15/18 (e) (r)	3,400	3,356
2.65%, 09/26/18 (e) (r)	1,445	1,462
Time Warner Cable Inc.
5.85%, 05/01/17	270	304
6.55%, 05/01/37	435	505
7.30%, 07/01/38	285	356
6.75%, 06/15/39	285	338
5.88%, 11/15/40	1,245	1,349
Time Warner Inc.
4.88%, 03/15/20	500	551
4.75%, 03/29/21	450	492
6.25%, 03/29/41	500	586
Viacom Inc.
2.50%, 12/15/16 (e)	1,100	1,140
3.25%, 03/15/23	435	419
4.38%, 03/15/43	951	845
		44,631
CONSUMER STAPLES - 0.9%
Altria Group Inc.
4.75%, 05/05/21 (e)	1,148	1,253
4.50%, 05/02/43 (e)	1,800	1,653
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (l)	680	832
5.38%, 01/15/20 (l)	170	195
2.50%, 07/15/22	731	690
BAT International Finance Plc, 3.25%, 06/07/22 (r)	1,945	1,909
Coca-Cola Femsa SAB de CV
2.38%, 11/26/18	1,266	1,265
3.88%, 11/26/23	1,400	1,406
ConAgra Foods Inc.
1.90%, 01/25/18	330	327
3.20%, 01/25/23	285	272
CVS Caremark Corp.
5.75%, 06/01/17	120	136
4.00%, 12/05/23	2,680	2,739
Diageo Capital Plc, 2.63%, 04/29/23 (e)	1,800	1,678
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16	247	256
Heineken NV
2.75%, 04/01/23 (r)	1,785	1,657
4.00%, 10/01/42 (r)	40	36
Japan Tobacco Inc., 2.10%, 07/23/18 (r)	875	875
Kellogg Co., 4.00%, 12/15/20	821	859
Kraft Foods Group Inc.
2.25%, 06/05/17	375	385
3.50%, 06/06/22	1,760	1,771
5.00%, 06/04/42	410	429
Kroger Co.
3.30%, 01/15/21	745	744
3.85%, 08/01/23	430	428
4.00%, 02/01/24	875	885
Molson Coors Brewing Co.
2.00%, 05/01/17	40	40
3.50%, 05/01/22 (e)	1,365	1,362
5.00%, 05/01/42 (e)	550	574
PepsiCo Inc.
3.13%, 11/01/20	460	469

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
2.75%, 03/05/22	970	942
SABMiller Holdings Inc.
6.50%, 07/15/18 (r)	600	704
3.75%, 01/15/22 (r)	750	767
4.95%, 01/15/42 (r)	200	209
Wal-Mart Stores Inc, 3.63%, 07/08/20	2,300	2,421
WM Wrigley Jr. Co., 3.70%, 06/30/14 (r)	925	932
		31,100
ENERGY - 0.4%
BP Capital Markets Plc
4.75%, 03/10/19 (e)	675	751
3.25%, 05/06/22	1,000	992
2.50%, 11/06/22	600	559
3.99%, 09/26/23	195	201
Chevron Corp., 3.19%, 06/24/23	1,895	1,872
EOG Resources Inc., 5.63%, 06/01/19	190	219
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22 (r)	750	666
Halliburton Co., 3.50%, 08/01/23	2,750	2,741
Motiva Enterprises LLC, 5.75%, 01/15/20 (r)	75	85
Occidental Petroleum Corp., 4.10%, 02/01/21	941	1,013
Shell International Finance BV, 4.38%, 03/25/20	675	741
Statoil ASA
5.25%, 04/15/19	215	245
2.90%, 11/08/20	1,650	1,665
Total Capital SA, 2.13%, 08/10/18 (e)	2,250	2,273
TransCanada Pipelines Ltd., 3.80%, 10/01/20	975	1,025
		15,048
FINANCIALS - 3.5%
Ace Capital Trust II, 9.70%, 04/01/30	525	759
American Express Centurion Bank, 6.00%, 09/13/17	850	977
American Express Credit Corp.
2.75%, 09/15/15	500	515
2.38%, 03/24/17	1,025	1,062
2.13%, 07/27/18	1,700	1,708
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	1,028
American International Group Inc., 4.13%, 02/15/24	1,100	1,123
Ameriprise Financial Inc., 5.30%, 03/15/20	170	193
AvalonBay Communities Inc., 3.63%, 10/01/20 (e)	905	931
AXA SA, 8.60%, 12/15/30	425	548
Bank of America Corp.
6.50%, 08/01/16	2,000	2,240
5.42%, 03/15/17	700	771
2.00%, 01/11/18	1,200	1,198
7.63%, 06/01/19	800	985
5.63%, 07/01/20	140	159
3.30%, 01/11/23	705	680
4.10%, 07/24/23	1,390	1,410
4.13%, 01/22/24	2,700	2,731
5.88%, 02/07/42	300	347
5.00%, 01/21/44	500	510
Bank of Montreal, 2.50%, 01/11/17	2,650	2,745
Bank of New York Mellon Corp., 5.45%, 05/15/19	500	571
Bank of Nova Scotia, 3.40%, 01/22/15	625	640
Barclays Bank Plc
6.05%, 12/04/17 (r)	550	617
2.50%, 02/20/19	1,400	1,403
6.75%, 05/22/19	320	384
BNP Paribas SA
2.40%, 12/12/18	2,500	2,501
3.25%, 03/03/23 (e)	305	296
BPCE SA
2.50%, 12/10/18 (e)	2,170	2,181
5.15%, 07/21/24 (r)	875	871
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	1,300	1,338
Capital One Bank USA NA, 2.15%, 11/21/18	1,930	1,915
Capital One Financial Corp.
2.15%, 03/23/15	895	909
4.75%, 07/15/21 (e)	1,500	1,644
CDP Financial, 4.40%, 11/25/19 (r)	600	662
Citigroup Inc.
5.50%, 10/15/14	229	235
4.59%, 12/15/15	535	568
5.85%, 08/02/16	1,300	1,435
4.45%, 01/10/17 (e)	1,000	1,080
6.13%, 05/15/18	245	282
2.50%, 09/26/18 (e)	1,000	1,006
8.50%, 05/22/19	1,400	1,784
5.38%, 08/09/20	586	660
4.50%, 01/14/22	605	641
8.13%, 07/15/39	115	166
5.88%, 01/30/42 (e)	165	189
CNA Financial Corp., 3.95%, 05/15/24	225	226
Comerica Inc., 3.00%, 09/16/15 (e)	95	98
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.20%, 03/11/15 (r)	750	770
Credit Agricole SA, 3.50%, 04/13/15 (r)	740	761
Credit Suisse New York, 3.50%, 03/23/15	345	355
Deutsche Bank AG London, 3.45%, 03/30/15	500	514
Discover Financial Services, 6.45%, 06/12/17	90	102
Eaton Vance Corp., 6.50%, 10/02/17 (e)	30	35
ERP Operating LP, 4.75%, 07/15/20	765	838
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	220
Five Corners Funding Trust, 4.42%, 11/15/23 (r)	1,505	1,542
Ford Motor Credit Co. LLC, 2.38%, 03/12/19	2,400	2,382
General Electric Capital Corp.
5.55%, 05/04/20	1,650	1,902
4.63%, 01/07/21	450	496
4.65%, 10/17/21	500	549
3.15%, 09/07/22	3,590	3,547
6.15%, 08/07/37	215	261
5.88%, 01/14/38	1,181	1,392
Goldman Sachs Group Inc.
5.35%, 01/15/16	400	430
5.63%, 01/15/17	670	740
2.38%, 01/22/18	755	760
6.00%, 06/15/20	205	236
5.25%, 07/27/21	1,000	1,107
5.75%, 01/24/22	2,445	2,773
3.63%, 01/22/23	550	541
6.25%, 02/01/41	940	1,116
HCP Inc., 6.00%, 01/30/17	365	411
HSBC Bank Plc, 4.13%, 08/12/20 (r)	900	954
HSBC Bank USA NA, 5.88%, 11/01/34	250	283
HSBC Holdings Plc
4.00%, 03/30/22	870	904
6.10%, 01/14/42	905	1,104
5.25%, 03/14/44	260	263
HSBC USA Inc., 1.63%, 01/16/18	1,435	1,424
Huntington National Bank, 2.20%, 04/01/19 (e)	915	904
ING Bank NV, 3.75%, 03/07/17 (r)	1,600	1,701
JPMorgan Chase & Co.
3.40%, 06/24/15	1,800	1,859
6.30%, 04/23/19	475	559
4.50%, 01/24/22	825	890

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
3.25%, 09/23/22	1,000	985
3.38%, 05/01/23	1,060	1,004
6.40%, 05/15/38	425	527
5.40%, 01/06/42	540	596
Kimco Realty Corp., 5.78%, 03/15/16	345	376
Korea Finance Corp., 2.88%, 08/22/18	990	1,015
Liberty Mutual Group Inc., 4.25%, 06/15/23 (r)	585	594
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	579
Liberty Property LP, 6.63%, 10/01/17	225	258
Lloyds Bank Plc., 4.38%, 01/12/15 (r)	625	643
Loews Corp., 2.63%, 05/15/23	780	715
MassMutual Global Funding II
2.88%, 04/21/14 (r)	172	172
2.10%, 08/02/18 (r)	1,875	1,862
MetLife Inc.
4.13%, 08/13/42	265	249
4.88%, 11/13/43	1,345	1,396
Metropolitan Life Global Funding I
2.50%, 09/29/15 (r)	1,200	1,233
1.50%, 01/10/18 (r)	1,480	1,442
Morgan Stanley
6.00%, 05/13/14	298	300
5.45%, 01/09/17	1,000	1,106
2.13%, 04/25/18	1,900	1,896
2.50%, 01/24/19 (e)	1,000	998
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000	1,136
3.05%, 02/15/22 (e)	445	441
Nordea Bank AB, 3.70%, 11/13/14 (r)	345	352
Northern Trust Corp., 3.45%, 11/04/20 (e)	490	516
PNC Funding Corp., 5.40%, 06/10/14	525	530
Private Export Funding Corp., 2.25%, 12/15/17	1,985	2,056
Prudential Financial Inc.
5.50%, 03/15/16	425	461
6.00%, 12/01/17	450	517
2.30%, 08/15/18	1,885	1,889
QBE Insurance Group Ltd., 2.40%, 05/01/18 (r)	350	342
Realty Income Corp.
6.75%, 08/15/19	355	419
5.75%, 01/15/21	335	380
Simon Property Group LP
4.20%, 02/01/15	600	613
6.10%, 05/01/16	325	356
Sovereign Bank, 8.75%, 05/30/18 (e)	450	537
Standard Chartered Plc, 3.85%, 04/27/15 (r)	265	274
Svenska Handelsbanken AB
4.88%, 06/10/14 (r)	700	706
2.88%, 04/04/17	2,000	2,084
Toyota Motor Credit Corp., 2.80%, 01/11/16	1,020	1,060
U.S. Bancorp, 3.70%, 01/30/24	900	912
U.S. Bank NA, 4.95%, 10/30/14	450	462
UBS AG, 4.88%, 08/04/20	1,700	1,883
Wachovia Corp., 5.75%, 06/15/17	1,500	1,705
WEA Finance LLC, 7.13%, 04/15/18 (r)	350	416
Wells Fargo & Co.
3.50%, 03/08/22	2,515	2,567
4.48%, 01/16/24	517	534
		122,641
HEALTH CARE - 0.8%
Aetna Inc., 1.75%, 05/15/17	55	55
Amgen Inc.
3.88%, 11/15/21	2,300	2,399
5.15%, 11/15/41	2,700	2,782
Eli Lilly & Co., 4.65%, 06/15/44	1,205	1,241
Express Scripts Holding Co.
2.65%, 02/15/17 (e)	1,897	1,962
3.90%, 02/15/22 (e)	1,000	1,024
Gilead Sciences Inc., 3.70%, 04/01/24	1,125	1,126
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	820	786
GlaxoSmithKline Capital Plc
1.50%, 05/08/17	480	483
2.85%, 05/08/22	1,255	1,225
Kaiser Foundation Hospitals
3.50%, 04/01/22	235	232
4.88%, 04/01/42	455	477
McKesson Corp.
2.85%, 03/15/23	90	85
3.80%, 03/15/24	1,125	1,126
Medtronic Inc.
1.38%, 04/01/18	675	664
3.63%, 03/15/24	360	361
Merck & Co. Inc.
1.30%, 05/18/18 (e)	550	538
2.80%, 05/18/23	940	893
4.15%, 05/18/43	630	604
Novartis Capital Corp., 3.40%, 05/06/24	3,200	3,197
Pfizer Inc., 6.20%, 03/15/19 (e)	700	829
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	516	606
Sanofi SA, 4.00%, 03/29/21	1,025	1,100
Thermo Fisher Scientific Inc., 3.25%, 11/20/14	140	142
UnitedHealth Group Inc.
3.88%, 10/15/20	600	635
2.88%, 03/15/22	70	68
4.63%, 11/15/41	1,040	1,045
WellPoint Inc.
2.30%, 07/15/18	625	627
3.70%, 08/15/21	1,000	1,021
3.30%, 01/15/23	2,275	2,182
Zoetis Inc.
3.25%, 02/01/23 (e)	125	121
4.70%, 02/01/43	150	148
		29,784
INDUSTRIALS - 0.3%
Cargill Inc., 4.31%, 05/14/21 (r)	517	552
Catholic Health Initiatives, 2.60%, 08/01/18 (e)	815	816
Deere & Co., 4.38%, 10/16/19	185	203
ERAC USA Finance LLC
2.75%, 03/15/17 (r)	340	351
4.50%, 08/16/21 (r)	620	659
3.30%, 10/15/22 (r)	120	115
5.63%, 03/15/42 (e) (r)	1,200	1,311
FedEx Corp.
2.63%, 08/01/22	190	177
2.70%, 04/15/23 (e)	520	481
4.90%, 01/15/34	1,005	1,033
5.10%, 01/15/44	1,685	1,747
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	920	967
Illinois Tool Works Inc., 3.50%, 03/01/24	2,035	2,028
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	754
Southwest Airlines Co., 5.75%, 12/15/16	500	555
United Technologies Corp., 3.10%, 06/01/22 (e)	225	225
		11,974
INFORMATION TECHNOLOGY - 0.2%
Cisco Systems Inc., 4.45%, 01/15/20	500	549
eBay Inc., 2.60%, 07/15/22 (e)	715	679
EMC Corp.
1.88%, 06/01/18	750	750
2.65%, 06/01/20	750	747
3.38%, 06/01/23	750	740

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
International Business Machines Corp., 3.38%, 08/01/23	2,750	2,750
Oracle Corp., 6.13%, 07/08/39	500	614
		6,829
MATERIALS - 0.1%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	1,945	1,993
CF Industries Inc., 5.38%, 03/15/44	1,495	1,559
Rio Tinto Finance USA Plc, 2.25%, 12/14/18	1,895	1,895
		5,447
TELECOMMUNICATION SERVICES - 0.8%
America Movil SAB de CV
3.13%, 07/16/22	1,150	1,097
4.38%, 07/16/42 (e)	330	292
AT&T Inc.
6.80%, 05/15/36	150	180
6.55%, 02/15/39	155	183
BellSouth Corp., 6.55%, 06/15/34	300	342
Deutsche Telekom International Finance BV
2.25%, 03/06/17 (r)	495	506
8.75%, 06/15/30 (e) (l)	275	397
4.88%, 03/06/42 (r)	705	709
France Telecom SA, 4.13%, 09/14/21	2,550	2,643
SBC Communications, 6.45%, 06/15/34	480	565
Verizon Communications Inc.
4.50%, 09/15/20	6,235	6,774
3.45%, 03/15/21	975	989
3.50%, 11/01/21	735	740
6.40%, 09/15/33	4,730	5,616
4.75%, 11/01/41	265	256
6.55%, 09/15/43	4,455	5,421
Verizon Global Funding Corp., 7.75%, 12/01/30	500	661
Vodafone Group Plc, 5.45%, 06/10/19	600	686
		28,057
UTILITIES - 0.5%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	216
Atmos Energy Corp., 6.35%, 06/15/17	385	438
Colorado Public Service Co., 5.13%, 06/01/19	500	568
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	277
Duke Energy Carolinas LLC, 4.30%, 06/15/20	875	953
Electricite de France
5.63% (callable at 100 beginning 01/22/24) (i) (m) (r)	2,000	2,016
4.88%, 01/22/44 (r)	2,800	2,791
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (e) (i) (m) (r)	770	771
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,658
Indianapolis Power & Light Co., 6.60%, 06/01/37 (r)	500	612
MidAmerican Energy Co., 6.13%, 04/01/36	350	419
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (r)	415	421
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40	325	354
Pacific Gas & Electric Co.
3.85%, 11/15/23	770	777
5.13%, 11/15/43	480	511
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	76
Public Service Electric & Gas Co., 2.70%, 05/01/15	230	236
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	125
5.35%, 05/15/40	800	926
South Carolina Electric & Gas Co., 4.35%, 02/01/42	730	726
Southern California Edison Co., 5.55%, 01/15/37	500	578
Southern Co., 2.45%, 09/01/18	675	685
		16,134
Total Corporate Bonds and Notes (cost $301,088)		311,645

GOVERNMENT AND AGENCY OBLIGATIONS - 22.5%
GOVERNMENT SECURITIES - 12.1%
Municipals - 0.6%
Bay Area Toll Authority, 6.26%, 04/01/49	975	1,256
City of Chicago O’Hare International Airport, RB
6.85%, 01/01/38	700	768
6.40%, 01/01/40	440	522
City of Sacramento, California (insured by Assured Guaranty Municpal Corp.), 5.85%, 08/01/19	1,260	1,350
Dallas Area Rapid Transit, RB, 6.00%, 12/01/44	390	481
Grand Parkway Transportation Corp., 5.18%, 10/01/42	1,555	1,733
Illinois State Toll Highway Authority, 6.18%, 01/01/34	565	685
Los Angeles Unified School District, 5.75%, 07/01/34	800	937
Maryland Transportation Authority, 5.89%, 07/01/43	270	323
Massachusetts School Building Authority, 5.72%, 08/15/39	500	577
Metropolitan Transportation Authority
7.34%, 11/15/39	75	105
6.09%, 11/15/40	405	491
6.81%, 11/15/40	250	323
Municipal Electric Authority of Georgia, 6.64%, 04/01/57	1,275	1,444
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	989
New York State Thruway Authority, RB, 5.88%, 04/01/30	840	971
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,121
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	457
Port Authority of New York & New Jersey, GO
6.04%, 12/01/29	105	127
4.46%, 10/01/62	2,500	2,341
State of California
7.55%, 04/01/39	200	278
7.63%, 03/01/40	400	558
University of California
4.60%, 05/15/31	940	999
6.58%, 05/15/49	370	465
University of California Build America Bond, 5.77%, 05/15/43	615	720
University of California, RB, 6.55%, 05/15/48	865	1,068
University of Missouri, 5.96%, 11/01/39	360	435
Utility Debt Securitization Authority, 3.44%, 12/15/25	1,165	1,183
		22,707
Sovereign - 0.2%
Mexico Government International Bond, 3.50%, 01/21/21	1,326	1,343
Poland Government International Bond, 4.00%, 01/22/24	1,240	1,246
Province of Ontario, Canada, 4.00%, 10/07/19	550	599

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Resolution Funding Corp., 0.00%, 04/15/14 (j)	2,550	2,550
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	1,991
		7,729
U.S. Treasury Securities - 11.3%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	2,173
2.88%, 05/15/43	34,739	30,315
U.S. Treasury Note
0.25%, 10/31/14 - 11/30/15	72,580	72,606
0.25%, 11/30/14 (e)	24,700	24,727
0.13%, 12/31/14 - 04/30/15	77,450	77,439
0.38%, 06/30/15 - 08/31/15	43,900	44,014
1.75%, 07/31/15	15,900	16,231
1.25%, 10/31/15 - 11/30/18	23,500	23,260
2.00%, 01/31/16 - 04/30/16	17,000	17,525
1.50%, 06/30/16	13,600	13,886
1.00%, 09/30/16	3,300	3,327
0.88%, 11/30/16	12,815	12,860
0.63%, 05/31/17	9,320	9,213
0.75%, 10/31/17	18,300	18,008
1.38%, 07/31/18 - 09/30/18	10,030	9,961
3.63%, 02/15/20	3,915	4,273
2.63%, 11/15/20	9,400	9,644
2.75%, 11/15/23	1,050	1,055
2.75%, 02/15/24 (e)	8,725	8,745
		399,262
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 10.4%
Federal Home Loan Mortgage Corp. - 2.2%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	1,009	1,123
6.50%, 11/01/17	9	9
4.50%, 05/01/18 - 03/01/29	1,088	1,171
4.00%, 09/01/26 - 07/01/41	705	743
5.50%, 03/01/27	141	156
5.00%, 02/01/28 - 04/01/28	312	340
2.50%, 04/15/29, TBA (g)	5,900	5,897
3.00%, 04/15/29 - 04/15/44, TBA (g)	16,350	15,989
7.00%, 11/01/30 - 10/01/32	86	95
3.50%, 04/15/44, TBA (g)	13,750	13,818
4.00%, 04/15/44, TBA (g)	30,900	32,063
4.50%, 04/15/44, TBA (g)	3,000	3,198
5.50%, 04/15/44, TBA (g)	2,400	2,639
		77,241
Federal National Mortgage Association - 5.7%
Federal National Mortgage Association
6.00%, 01/01/18	15	15
3.50%, 03/01/26 - 03/01/26	281	294
4.00%, 09/01/26 - 09/01/26	5,028	5,332
4.50%, 01/01/27 - 10/01/31	6,071	6,514
3.00%, 05/01/27 - 08/01/27	1,233	1,268
2.00%, 04/15/29, TBA (g)	2,200	2,140
2.50%, 04/15/29 - 04/15/44, TBA (g)	11,850	11,769
3.00%, 04/15/29 - 04/15/44, TBA (g)	35,275	34,731
3.50%, 04/15/29 - 04/15/44, TBA (g)	45,950	46,436
7.50%, 09/01/29	14	17
7.00%, 10/01/33	64	73
5.50%, 03/01/38	1,006	1,108
6.50%, 10/01/38 - 10/01/39	545	613
5.00%, 07/01/40	499	545
4.00%, 04/15/44, TBA (g)	38,700	40,206
4.50%, 04/15/44, TBA (g)	28,100	29,976
5.00%, 04/15/44, TBA (g)	9,600	10,467
5.50%, 04/15/44, TBA (g)	8,800	9,709
		201,213
Government National Mortgage Association - 2.5%
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	12,204	13,795
6.50%, 04/15/26	20	23
5.50%, 11/15/32 - 02/15/36	165	185
7.00%, 01/15/33 - 05/15/33	29	33
5.00%, 06/20/33 - 06/15/39	8,522	9,337
4.00%, 06/15/39 - 02/15/42	3,889	4,089
4.50%, 06/15/40 - 05/15/42	5,313	5,749
3.00%, 04/15/44, TBA (g)	15,800	15,538
3.50%, 04/15/44, TBA (g)	11,300	11,530
4.00%, 04/15/44 - 04/15/44, TBA (g)	16,425	17,251
4.50%, 04/15/44, TBA (g)	8,900	9,595
5.50%, 04/15/44, TBA (g)	3,000	3,319
REMIC, 7.50%, 09/16/35	12	14
		90,458
Total Government and Agency Obligations (cost $793,467)		798,610

SHORT TERM INVESTMENTS - 12.3%
Investment Companies - 10.9%
JNL Money Market Fund, 0.01% (a) (h)	387,702	387,702

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	50,753	50,753

Total Short Term Investments (cost $438,455)		438,455

Total Investments - 110.2% (cost $3,351,394)		3,908,341
Other Assets and Liabilities, Net - (10.2%)		(360,260)
Total Net Assets - 100.0%		$3,548,081

JNL/WMC Money Market Fund

CORPORATE BONDS AND NOTES - 17.8%
CONSUMER STAPLES - 1.8%
Wal-Mart Stores Inc.
1.63%, 04/15/14	$16,500	$16,509
3.20%, 05/15/14	8,100	8,129
		24,638
FINANCIALS - 15.3%
American Honda Finance Corp.
0.69%, 05/08/14 (i) (r)	6,980	6,984
0.23%, 05/20/14 (i) (r)	6,300	6,300
0.63%, 06/18/14 (i) (r)	12,000	12,011
0.26%, 07/17/14 (i) (r)	10,000	10,000
0.23%, 12/05/14 (i)	6,000	6,000
Bank of Montreal, 0.71%, 04/29/14 (i)	4,000	4,002
Bank of New York Mellon Corp., 4.30%, 05/15/14	4,000	4,020
Berkshire Hathaway Finance Corp, 5.10%, 07/15/14	2,408	2,442
BNP Paribas SA, 2.98%, 12/20/14 (i)	9,500	9,678
Caterpillar Financial Services Corp, 0.38%, 08/27/14 (i)	14,825	14,836
General Electric Capital Corp.
0.87%, 04/07/14 (i)	5,000	5,001
0.49%, 09/15/14 (i)	25,015	25,047
John Deere Capital Corp., 0.40%, 06/16/14 (i)	18,000	18,008
MassMutual Global Funding II, 2.88%, 04/21/14 (r)	1,862	1,865
Mellon Funding Corp., 0.39%, 05/15/14 (i)	2,000	2,000

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MetLife Institutional Funding II, 1.14%, 04/04/14 (i) (r)	5,400	5,400
National Australia Bank Ltd.
0.96%, 04/11/14 (i) (r)	625	625
1.19%, 07/25/14 (i) (r)	2,120	2,126
National Rural Utilities Cooperative Finance Corp., 0.49%, 04/04/14 (i)	2,815	2,815
New York Life Global Funding
0.50%, 04/04/14 (i) (r)	2,270	2,270
0.35%, 06/18/14 (i) (r)	1,750	1,751
0.24%, 07/30/14 (i) (r)	7,500	7,501
Principal Life Global Funding II
0.87%, 07/09/14 (i) (r)	8,180	8,194
0.39%, 09/19/14 (i) (r)	4,270	4,273
Principal Life Income Funding Trusts, 5.10%, 04/15/14	3,500	3,507
State Street Corp., 4.30%, 05/30/14	7,755	7,806
Toronto-Dominion Bank
0.54%, 07/14/14 (i)	3,900	3,904
1.38%, 07/14/14	2,700	2,708
Toyota Motor Credit Corp.
0.32%, 08/22/14 (i)	5,500	5,502
0.24%, 01/14/15 (i)	13,000	13,000
U.S. Bancorp, 4.20%, 05/15/14	7,000	7,034
		206,610
INFORMATION TECHNOLOGY - 0.7%
International Business Machines Corp., 0.88%, 10/31/14	5,200	5,218
Microsoft Corp., 2.95%, 06/01/14	2,000	2,009
Oracle Corp., 3.75%, 07/08/14	1,495	1,509
		8,736
Total Corporate Bonds and Notes (cost $239,984)		239,984

GOVERNMENT AND AGENCY OBLIGATIONS - 17.8%
GOVERNMENT SECURITIES - 17.8%
Federal Home Loan Bank - 9.0% (w)
Federal Home Loan Bank
0.17%, 04/17/14	4,000	4,000
0.14%, 05/20/14 - 10/16/14	30,350	30,349
0.11%, 06/23/14 (i)	7,000	7,000
0.16%, 06/30/14	5,000	5,000
0.40%, 07/02/14	4,250	4,252
0.18%, 07/15/14 - 01/09/15	23,000	23,001
5.50%, 08/13/14	8,000	8,158
0.12%, 08/14/14	23,000	23,000
0.13%, 10/02/14	5,500	5,499
0.22%, 11/03/14	11,500	11,501
		121,760
Federal Home Loan Mortgage Corp. - 1.8% (w)
Federal Home Loan Mortgage Corp.
0.75%, 11/25/14	3,500	3,513
0.63%, 12/29/14	14,110	14,157
0.30%, 01/09/15	6,000	6,007
		23,677
Federal National Mortgage Association - 1.3% (w)
Federal National Mortgage Association
0.35%, 08/11/14 (i)	10,000	10,009
0.88%, 08/28/14	7,000	7,020
		17,029
Sovereign - 3.0%
Export Development Canada, 0.14%, 01/12/15 (i) (r)	10,000	9,999
KFW, 0.14%, 10/30/14 (i)	31,000	30,997
		40,996
U.S. Treasury Securities - 2.7%
U.S. Treasury Note
0.25%, 09/30/14	10,000	10,007
0.09%, 01/31/16 (i)	26,000	26,001
		36,008
Total Government and Agency Obligations (cost $239,470)		239,470

SHORT TERM INVESTMENTS - 62.8%
Certificates of Deposit - 23.5%
Bank of Montreal
0.23%, 06/18/14 (i)	12,000	12,000
0.17%, 06/24/14	12,000	12,000
0.42%, 07/24/14 (i)	2,600	2,601
0.22%, 01/08/15 (i)	5,000	5,000
Bank of Nova Scotia
0.22%, 09/18/14 (i)	19,000	19,000
0.23%, 10/21/14 (i)	8,000	8,000
0.23%, 03/20/15 (i)	10,000	10,000
Barclays Bank Plc, 0.36%, 12/23/14 (i)	10,000	10,000
BNP Paribas, 0.41%, 12/03/14 (i)	12,000	12,000
Canadian Imperial Bank of Commerce
0.22%, 05/09/14 (i)	6,000	6,000
0.22%, 09/25/14 (i)	19,000	19,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.27%, 09/12/14 (i)	16,000	16,000
Credit Suisse
0.44%, 11/14/14 (i)	8,000	8,000
0.45%, 03/27/15 (i)	20,000	20,000
Deutsche Bank AG
0.23%, 04/30/14 (i)	8,500	8,500
0.32%, 08/04/14 (i)	8,500	8,500
Royal Bank of Canada
0.23%, 06/09/14	23,000	23,000
0.27%, 06/24/14 (i)	6,000	6,000
0.16%, 09/18/14 (i)	7,000	7,000
Societe Generale
0.30%, 07/10/14 (i)	8,000	8,000
0.32%, 09/10/14 (i)	10,250	10,250
0.40%, 10/01/14	8,000	8,000
Standard Chartered Bank
0.31%, 04/10/14 (i)	11,000	11,000
0.29%, 09/11/14 (i)	17,000	17,000
0.29%, 01/23/15 (i)	8,500	8,500
Svenska Handelsbanken AB, 0.18%, 05/06/14	13,000	13,000
Toronto-Dominion Bank
0.16%, 07/07/14 (i)	5,000	5,000
0.18%, 07/17/14	10,800	10,800
UBS AG, 0.30%, 01/20/15 (i)	12,000	12,000
		316,151
Commercial Paper - 12.5%
BPCE SA, 0.35%, 07/07/14 (r)	11,000	10,990
Cargill Global Funding Plc, 0.07%, 04/03/14 (r)	13,000	13,000
DNB Bank ASA, 0.20%, 07/11/14 (r)	17,600	17,590
Fairway Finance Corp.
0.15%, 04/25/14 (r)	7,000	6,999
0.14%, 05/23/14 (r)	7,000	6,999
General Electric Capital Corp., 0.17%, 09/09/14	10,000	9,992
HSBC Bank USA
0.22%, 05/19/14	6,500	6,498
0.21%, 08/21/14	8,000	7,993
0.25%, 10/06/14	5,250	5,243
HSBC USA Inc., 0.23%, 08/06/14	10,500	10,492
JPMorgan Securities LLC, 0.23%, 08/15/14	12,000	11,990
MetLife Short Term Funding LLC, 0.10%, 04/30/14 (r)	12,000	11,999

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
National Rural Utilities Cooperative Finance Corp., 0.09%, 04/10/14	5,000	5,000
Nordea Bank AB, 0.21%, 09/24/14 (r)	10,000	9,990
Svenska Handelsbanken AB, 0.17%, 06/12/14 (r)	14,000	13,995
Toyota Motor Credit Corp., 0.21%, 05/28/14	8,300	8,297
Westpac Banking Corp., 0.16%, 09/26/14 (i)	11,000	11,000
		168,067
Investment Companies - 0.0%
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	80	80

Repurchase Agreements - 26.8%
Repurchase Agreement with BCL, 0.05% (Collateralized by $1 Federal Home Loan Mortgage Corp., 2.03%, due 04/01/35, value $1, $7,271 U.S. Treasury Bill, due 05/01/14, value $7,271, and $24,676 Federal National Mortgage Association, 3.31-5.00%, due 10/01/18-03/01/44, value $26,388) acquired on 03/25/14, due 04/01/14 at $33,000	$33,000	33,000
Repurchase Agreement with BCL, 0.05% (Collateralized by $4,373 Federal National Mortgage Association, 1.80-5.00%, due 10/01/18-09/01/43, value $4,658, and $15,743 U.S. Treasury Bill, due 05/01/14-11/13/14, value $15,741) acquired on 03/26/14, due 04/02/14 at $20,000	20,000	20,000
Repurchase Agreement with BMO, 0.10% (Collateralized by $123 Federal Home Loan Mortgage Corp., 4.50%, due 02/01/41, value $132, $220 Government National Mortgage Association, 3.50%, due 02/15/43, value $226, $5,528 U.S. Treasury Note, 0.63%, due 12/15/16, value $5,512, $8,929 U.S. Treasury Bill, due 09/04/14, value $8,926, and $36,091 Federal National Mortgage Association, 2.00-2.50%, due 11/01/27-01/01/28, value $36,203) acquired on 03/31/14, due 04/01/14 at $50,000	50,000	50,000
Repurchase Agreement with BNP, 0.05% (Collateralized by $79 Government National Mortgage Association, 10.00%, due 05/15/16-03/15/18, value $82, $7,355 Federal Home Loan Mortgage Corp., 2.50-7.50%, due 04/01/14-07/01/43, value $7,991, and $16,009 Federal National Mortgage Association, 3.00-8.00%, due 06/01/14-01/01/44, value $17,427) acquired on 03/28/14, due 04/04/14 at $25,000	25,000	25,000
Repurchase Agreement with BOA, 0.08% (Collateralized by $12,528 Federal Home Loan Mortgage Corp., 3.50%, due 04/01/43, value $12,546) acquired on 03/31/14, due 04/01/14 at $12,300	12,300	12,300
Repurchase Agreement with CGM, 0.05% (Collateralized by $1,342 U.S. Treasury Note, 2.00%, due 09/30/20, value $ 1,326) acquired on 03/31/14, due 04/01/14 at $1,300	1,300	1,300
Repurchase Agreement with DUB, 0.06% (Collateralized by $15,324 U.S. Treasury Note, 0.38%, due 03/31/16, value $15,300) acquired on 03/27/14, due 04/03/14 at $15,000	15,000	15,000
Repurchase Agreement with DUB, 0.12% (Collateralized by $1,520 Federal National Mortgage Association, 4.00%, due 09/01/42, value $1,590, $3,213 Government National Mortgage Association, 2.47-4.00%, due 12/15/40-07/15/48, value $3,296, and $20,851 U.S. Treasury Note, 0.38%, due 03/31/16, value $20,818) acquired on 03/31/14, due 04/01/14 at $25,200	25,200	25,200
Repurchase Agreement with GSC, 0.06% (Collateralized by $23,140 Government National Mortgage Association, 4.00-6.00%, due 05/15/38-02/20/44, value $25,500) acquired on 03/28/14, due 04/04/14 at $25,000	25,000	25,000
Repurchase Agreement with GSC, 0.06% (Collateralized by $34,094 Government National Mortgage Association, 3.50-7.00%, due 10/15/25-01/15/44, value $36,720) acquired on 03/25/14, due 04/01/14 at $36,000	36,000	36,000
Repurchase Agreement with GSC, 0.06% (Collateralized by $42,684 Government National Mortgage Association, 3.50-7.00%, due 11/15/28-05/15/43, value $45,900) acquired on 03/27/14, due 04/03/14 at $45,001	45,000	45,000
Repurchase Agreement with GSC, 0.10% (Collateralized by $9,225 Federal Home Loan Mortgage Corp., 4.50%, due 02/01/40, value $9,883, and 17,542 Federal National Mortgage Association, 3.00%, due 08/01/42, value $16,841) acquired on 03/31/14, due 04/01/14 at $26,200	26,200	26,200
Repurchase Agreement with TDS, 0.08% (Collateralized by $48,466 U.S. Treasury Note, 0.25%, due 05/31/15, value $48,552) acquired on 03/31/14, due 04/01/14 at $47,600	47,600	47,600
		361,600
Total Short Term Investments (cost $845,898)		845,898
Total Investments - 98.4% (cost $1,325,352)		1,325,352
Other Assets and Liabilities, Net - 1.6%		20,999
Total Net Assets - 100.0%		$1,346,351

JNL/WMC Value Fund

COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 11.5%
AutoZone Inc. (c)	39	$20,877
CBS Corp. - Class B	209	12,891
Comcast Corp. - Class A	457	22,866
DIRECTV (c)	110	8,429
General Motors Co.	186	6,400
Home Depot Inc.	210	16,643
Interpublic Group of Cos. Inc.	712	12,201
Lowe’s Cos. Inc.	434	21,209
Newell Rubbermaid Inc.	535	16,003
Nordstrom Inc.	219	13,660
Pulte Homes Inc.	883	16,947
PVH Corp.	170	21,182
Thomson Reuters Corp.	421	14,382
		203,690

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CONSUMER STAPLES - 5.0%
Anheuser-Busch InBev NV - ADR	193	20,319
CVS Caremark Corp.	330	24,701
Diageo Plc - ADR (e)	142	17,713
Kraft Foods Group Inc.	223	12,488
Philip Morris International Inc.	169	13,796
		89,017
ENERGY - 11.9%
Anadarko Petroleum Corp.	191	16,194
Chevron Corp.	438	52,102
EOG Resources Inc.	97	18,993
Exxon Mobil Corp.	349	34,126
Halliburton Co.	490	28,849
Marathon Oil Corp.	544	19,338
Occidental Petroleum Corp.	228	21,750
Southwestern Energy Co. (c)	415	19,073
		210,425
FINANCIALS - 27.3%
ACE Ltd.	303	30,033
American International Group Inc.	383	19,168
Ameriprise Financial Inc.	176	19,365
BB&T Corp.	568	22,822
BlackRock Inc.	86	27,096
Chubb Corp.	111	9,956
Citigroup Inc.	743	35,375
Credit Suisse Group AG - ADR (e)	319	10,343
Goldman Sachs Group Inc.	140	22,941
Host Hotels & Resorts Inc.	900	18,214
IntercontinentalExchange Group Inc.	108	21,415
JPMorgan Chase & Co.	1,065	64,665
Marsh & McLennan Cos. Inc.	634	31,266
PNC Financial Services Group Inc.	482	41,944
Principal Financial Group Inc.	286	13,176
Santander Consumer USA Holdings Inc. (c)	376	9,047
Unum Group	403	14,246
Wells Fargo & Co.	1,416	70,427
		481,499
HEALTH CARE - 12.9%
Amgen Inc.	174	21,422
AstraZeneca Plc - ADR	301	19,503
Baxter International Inc.	234	17,238
Covidien Plc	344	25,365
Johnson & Johnson	220	21,616
Merck & Co. Inc.	864	49,053
Pfizer Inc.	195	6,271
Roche Holding AG	87	26,225
UnitedHealth Group Inc.	418	34,233
Zoetis Inc. - Class A	220	6,379
		227,305
INDUSTRIALS - 9.5%
3M Co.	128	17,373
Boeing Co.	62	7,735
Eaton Corp. Plc	337	25,338
General Electric Co.	1,290	33,408
Illinois Tool Works Inc.	178	14,512
Ingersoll-Rand Plc	273	15,601
PACCAR Inc.	205	13,840
Spirit Aerosystems Holdings Inc. - Class A (c)	596	16,806
United Technologies Corp.	202	23,591
		168,204
INFORMATION TECHNOLOGY - 12.0%
Analog Devices Inc.	330	17,524
Cisco Systems Inc.	2,023	45,342
EMC Corp.	1,198	32,831
Intel Corp.	1,154	29,786
Maxim Integrated Products Inc.	798	26,427
Microsoft Corp.	605	24,788
Symantec Corp.	1,016	20,286
Xilinx Inc.	263	14,281
		211,265
MATERIALS - 4.0%
Dow Chemical Co.	457	22,226
E.I. du Pont de Nemours & Co.	170	11,419
International Paper Co.	325	14,890
Nucor Corp.	192	9,703
Steel Dynamics Inc.	678	12,062
		70,300
TELECOMMUNICATION SERVICES - 1.6%
Verizon Communications Inc.	591	28,127

UTILITIES - 2.5%
Edison International	248	14,028
NextEra Energy Inc.	116	11,128
Northeast Utilities	434	19,762
		44,918
Total Common Stocks (cost $1,238,128)		1,734,750

SHORT TERM INVESTMENTS - 2.3%
Investment Companies - 1.6%
JNL Money Market Fund, 0.01% (a) (h)	28,620	28,620

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	11,709	11,709
Total Short Term Investments (cost $40,329)		40,329
Total Investments - 100.5% (cost $1,278,457)		1,775,079
Other Assets and Liabilities, Net - (0.5%)		(8,938)
Total Net Assets - 100.0%		$1,766,141

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

(a)         Investment in affiliate.

(b)         Consolidated Schedule of Investments.

(c)          Non-income producing security.

(d)         Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(e)          All or portion of the security was on loan.

(f)           Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s (“Trust”) Board of Trustees (“Board”).  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 in these Notes to Schedules of Investments.

(g)          All or a portion of the security was purchased on a delayed delivery basis.  As of March 31, 2014, the total payable for investments purchased on a delayed delivery basis was as follows:  JNL/Capital Guardian Global Balanced Fund $1,163; JNL/Goldman Sachs Core Plus Bond Fund $88,074; JNL/Mellon Capital Bond Index Fund $125,088; JNL/Neuberger Berman Strategic Income Fund $156,414; JNL/PIMCO Real Return Fund $1,835,101; JNL/PIMCO Total Return Bond Fund $482,423; and JNL/WMC Balanced Fund $343,949.

(h)         Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of March 31, 2014.

(i)             The security or securities in this category have a variable rate.  Rate stated was in effect as of March 31, 2014.

(j)            Security issued with a zero coupon.  Income is recognized through the accretion of discount.

(k)         Security is a “step-up” bond where the coupon may increase or step up at a future date.  Rate stated was the coupon as of March 31, 2014.

(l)             The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m)     Perpetual security.

(n)         Treasury inflation indexed note, par amount is adjusted for inflation.

(o)         All or a portion of the security is pledged or segregated as collateral.

(p)         Par amounts are listed in USD unless otherwise noted.  Options are quoted in unrounded number of contracts.  Gold bullion is quoted in unrounded ounces.

(q)         Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has not deemed these Rule 144A or Section 4(2) securities to be liquid based on procedures approved by the Board.  Other securities restricted to resale to institutional investors may be liquid.  See Restricted Securities in these Notes to Schedules of Investments.

(r)            Rule 144A or Section 4(2) of the Securities Act of 1933 security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Board.  As of March 31, 2014, the value of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund, $57,142; JNL/Franklin Templeton Global Multisector Bond Fund, $241,149; JNL/Franklin Templeton Income Fund, $359,470; JNL/Franklin Templeton Mutual Shares Fund, $21,543; JNL/Franklin Templeton Small Cap Growth Fund, $8,416; JNL/Goldman Sachs Core Plus Bond Fund, $83,864; JNL/Goldman Sachs Emerging Markets Debt Fund, $136,477; JNL/Ivy Asset Strategy Fund, $364,972; JNL/JPMorgan U.S. Government & Quality Bond Fund, $27,272; JNL/Lazard Emerging Markets Fund, $24,005; JNL/Mellon Capital Bond Index Fund, $2,714; JNL/Neuberger Berman Strategic Income Fund, $29,791; JNL/PIMCO Real Return Fund, $151,256; JNL/PIMCO Total Return Fund, $192,864; JNL/PPM America Floating Rate Income Fund, $52,238; JNL/PPM America High Yield Bond Fund, $952,313; JNL/T. Rowe Price Short-Term Bond Fund, $366,710; JNL/WMC Balanced Fund, $79,244; JNL/WMC Money Market Fund, $170,861.

(s)           Treasury inflation indexed note, par amount is not adjusted for inflation.

(t)            The Fund had an unfunded commitment at March 31, 2014. See Unfunded Commitments in these Notes to Schedules of Investments.

(u)         Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(v)         Convertible security.

(w)       The securities in this category are a direct debt of the agency and not collateralized by mortgages.

(x)         Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(y)         Pay-in-kind security.  The coupon interest earned by the security may be paid in cash or additional par.

(z)          This Variable Rate Senior Loan will settle after March 31, 2014, at which time the interest rate will be determined.

Currencies:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

COP - Colombian Peso

CRC - Costa Rican Colon

CZK - Czech Republic Korunas

DOP - Dominican Peso

EUR - European Currency Unit (Euro)

GBP - British Pound

GHS - Ghanaian Cedi

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Sheqel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR — Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian New Leu

RSD - Serbian Dinar

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - New Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

Abbreviations:

“-” Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

AMBAC - AMBAC Indemnity Corp.

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CBT - Chicago Board of Trade

CDI - Chess Depository Interest

CDO - Collateralized Debt Obligation

CDX.EM - Credit Derivatives Index - Emerging Markets

CDX.NA.HY - Credit Derivatives Index - North American - High Yield

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CMBX.NA.AAA - Commercialized Mortgage Backed Securities Index - North American - AAA rated

CME - Chicago Mercantile Exchange

CPI - Consumer Price Index

CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted

CNX - CRISIL NSE Index

CVA - Commanditaire Vennootschap op Aandelen

DJIA - Dow Jones Industrial Average

EAFE - Europe, Australia and Far East

ETF - Exchange Traded Fund

Euribor- Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Abbreviations: (continued)

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depository Receipt

GO - General Obligation

IBEX - Iberia Index

ICE - Intercontinental Exchange

iTraxx - Group of international credit derivative indices monitored by the International Index Company

JSE - Johannesburg Stock Exchange

KCBT - Kansas City Board of Trade

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offered Rate

Liffe - London International Financial Futures and Options Exchange

LME - London Metal Exchange

MIB - Milano Indice Borsa

MICEX - Moscow Interbank Currency Exchange Index

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

NYSE - New York Stock Exchange

OMX - Optionsmaklarna/Helsinki Stock Exchange

OTC - Over the Counter

PJSC - Public Joint Stock Company

RB - Revenue Bond

RBOB - Reformulated Blendstock for Oxygenate Blending

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

S&P - Standard & Poor’s

SDR - Swedish Depository Receipt

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

TAIEX - Taiwan Capitalization Weighted Stock Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

TES - Peso Denominated Treasury Bonds

ULSD - Ultra-low sulfur diesel

WTI - West Texas Intermediate

Counterparty Abbreviations:

ABN - ABN AMRO Inc.

ANZ - ANZ Banking Group LTD.

BBH - Brown Brothers Harriman & Co.

BBP - Barclays Bank Plc

BCL - Barclays Capital Inc.

BMO - BMO Capital Markets Corp.

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

CCI - Citicorp Securities, Inc.

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - J.P. Morgan Securities, Inc.

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank of Canada

RBS - Royal Bank of Scotland

SCB - Standard Chartered Bank

SGA - SG Americas Securities, LLC

SSB - State Street Brokerage Services, Inc.

TDS - TD Securities Inc.

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have not been deemed liquid, held by the Funds at March 31, 2014.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Commodity Securities Strategy Fund
Uranium Energy Corp.	11/02/2010	$1,244	$483	—%

JNL/BlackRock Global Allocation Fund
Bio City Development Co. BV, 8.00%, 07/06/18	08/26/2011	$709	$432	—%
CapitaLand Ltd., 2.10%, 11/15/16	08/26/2011	2,585	2,584	0.1
CapitaLand Ltd., 2.95%, 06/20/22	08/26/2011	4,676	4,742	0.2
Celestial Nutrifoods Ltd., 0.00%, 06/12/11	08/26/2011	49	3	—
Chaoda Modern Agriculture Holdings Ltd.	08/26/2011	200	48	—
China Milk Products Group Ltd., 0.00%, 01/05/12	08/26/2011	13	10	—
Constellium Holdco BV Term Loan B, 6.50%, 02/25/20	03/11/2013	660	719	—
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	08/26/2011	1,812	1,889	0.1
Dana Gas Sukuk Ltd., 9.00%, 10/31/17	05/20/2013	404	404	—
Delta Debtco Ltd. Term Loan, 9.25%, 10/30/19	10/18/2012	2,685	2,829	0.1
Delta Topco Ltd.	01/23/2012	1,330	1,374	0.1
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	1,839	1,807	0.1
Dropbox Inc.	01/29/2014	7,795	7,795	0.3
GNL Quintero SA Term Loan, 1.25%, 06/20/23	09/13/2012	884	976	—
Inversiones Alsacia SA, 8.00%, 08/18/18	08/26/2011	1,534	1,351	—
Mobileye NV	08/15/2013	1,930	1,930	0.1
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15	08/26/2011	115	117	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Global Allocation Fund (continued)
Olam International Ltd., 6.00%, 10/15/16	08/26/2011	$2,493	$2,580	0.1%
Palantir Technologies Inc.	03/27/2014	3,142	3,142	0.1
REI Agro Ltd., 5.50%, 11/13/14	08/26/2011	594	351	—
REI Agro Ltd., 5.50%, 11/13/14	08/26/2011	184	103	—
Sheridan Production Partners II LP Term Loan, 4.25%, 12/02/20	12/16/2013	2,873	2,896	0.1
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/02/20	12/16/2013	400	403	—
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/02/20	12/16/2013	149	150	—
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	04/04/2012	1,100	1,137	—
Suzlon Energy Ltd., 0.00%, 10/11/12	08/26/2011	483	298	—
Suzlon Energy Ltd., 0.00%, 07/25/14	10/26/2011	1,137	541	—
TFS Corp. Ltd.	03/18/2013	—	267	—
TFS Corp. Ltd., 11.00%, 07/15/18	08/26/2011	1,259	1,316	—
Telecom Italia Finance SA, 6.13%, 11/15/16	11/11/2013	160	162	—
Twitter Inc. Private Placement	12/27/2012	3,392	8,856	0.3
Uber Technologies Inc.	03/21/2014	4,702	4,702	0.2
Zeus Cayman II, 0.00%, 08/18/16	11/30/2011	641	763	—
		$51,929	$56,677	1.9%
JNL/BlackRock Large Cap Select Growth Fund
Palantir Technologies Inc.	02/10/2014	$7,639	$7,639	0.7%

JNL/Capital Guardian Global Balanced Fund
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	$137	$138	—%
Austria Government Bond, 4.00%, 09/15/16	04/01/2013	195	210	0.1
Belgium Government Bond, 2.60%, 06/22/24	01/28/2014	449	463	0.1
Bermuda Government International Bond, 4.14%, 01/03/23	11/19/2012	212	196	—
Bermuda Government International Bond, 4.85%, 02/06/24	07/31/2013	200	204	—
Caisse d’Amortissement de la Dette Sociale, 1.13%, 01/30/17	01/23/2014	125	125	—
Cemex Espana Luxembourg, 9.25%, 05/12/20	08/31/2011	81	104	—
Clearwire Communications LLC, 14.75%, 12/01/16	01/31/2011	254	331	0.1
Electricite de France, 4.88%, 01/22/44	03/27/2014	40	40	—
Enel Finance International NV, 3.88%, 10/07/14	01/11/2011	300	305	0.1
Enterprise Fleet Financing LLC, 0.87%, 09/20/19	02/12/2014	200	200	—
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22	10/08/2013	61	65	—
Finland Government Bond, 3.50%, 04/15/21	06/06/2013	747	790	0.2
Finland Government Bond, 3.88%, 09/15/17	11/29/2011	768	846	0.2
First Data Corp., 8.25%, 01/15/21	12/22/2009	275	298	0.1
First Data Corp., 8.75%, 01/15/22	12/22/2009	45	55	—
First Quantum Minerals Ltd., 6.75%, 02/15/20	02/25/2014	101	101	—
First Quantum Minerals Ltd., 7.00%, 02/15/21	02/25/2014	101	102	—
Glencore Funding LLC, 4.13%, 05/30/23	05/23/2013	20	19	—
Hilton USA Trust REMIC, 2.66%, 11/05/30	11/25/2013	200	201	—
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	10/08/2013	126	131	—
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14	01/12/2011	250	253	0.1
Indonesia Government International Bond, 7.75%, 01/17/38	04/08/2013	216	179	—
MidAmerican Energy Holdings Co., 3.75%, 11/15/23	11/06/2013	160	159	—
MidAmerican Energy Holdings Co., 5.15%, 11/15/43	03/27/2014	32	32	—
NBCUniversal Enterprise Inc., 1.97%, 04/15/19	03/21/2013	352	343	0.1
Portugal Obrigacoes do Tesouro OT, 3.85%, 04/15/21	11/07/2013	24	28	—
Portugal Obrigacoes do Tesouro OT, 4.10%, 04/15/37	01/22/2014	72	83	—
Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23	11/06/2013	13	15	—
Portugal Obrigacoes do Tesouro OT, 5.65%, 02/15/24	11/06/2013	26	31	—
Realogy Group LLC, 7.88%, 02/15/19	01/30/2012	213	243	0.1
Republic of Latvia, 2.63%, 01/21/21	01/16/2014	318	330	0.1
Romania Government International Bond, 6.75%, 02/07/22	02/29/2012	102	117	—
Russia Government International Bond, 7.50%, 03/31/30	10/19/2012	294	264	0.1
Sberbank of Russia - GDR	09/20/2012	622	487	0.1
Slovenia Government International Bond, 5.85%, 05/10/23	05/03/2013	247	272	0.1
Spain Government Bond, 3.80%, 04/30/24	01/23/2014	300	303	0.1
Spain Government Bond, 5.40%, 01/31/23	02/21/2013	3,604	3,910	0.8
Standard Chartered Plc, 3.85%, 04/27/15	03/17/2011	227	232	0.1
Standard Chartered Plc, 3.95%, 01/11/23	01/10/2013	303	287	0.1
Trade MAPS 1 Ltd., 0.85%, 12/10/18	01/07/2014	125	125	—
Trade MAPS 1 Ltd., 1.40%, 12/10/18	01/07/2014	100	101	—
Transportadora de Gas del Peru SA, 4.25%, 04/30/28	04/24/2013	200	182	—
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20	10/15/2012	311	324	0.1
Wind Acquisition Finance SA	04/08/2013	156	158	—
		$12,904	$13,382	2.8%

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/DFA U.S. Core Equity Fund
FAB Universal Corp.	10/09/2012	$2	$1	—%
Magnum Hunter Resources Corp.	09/12/2013	—	—	—
		$2	$1	—%
JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$12,329	$18,102	1.7%

JNL/Franklin Templeton Global Multisector Bond Fund
Boparan Finance Plc, 9.75%, 04/30/18	01/23/2012	$362	$445	—%
Calpine Corp., 7.88%, 01/15/23	11/09/2012	96	101	—
Hungary Government International Bond, 4.38%, 07/04/17	12/15/2011	5,724	7,208	0.4
Hungary Government International Bond, 5.75%, 06/11/18	12/15/2011	6,405	8,338	0.5
		$12,587	$16,092	0.9%
JNL/Franklin Templeton Income Fund
Dynegy Holdings LLC, 7.50%, 06/01/15	10/19/2012	$—	$—	—%
Dynegy Holdings LLC, 7.75%, 06/01/19	10/19/2012	—	—	—
Dynegy Holdings LLC, 8.38%, 05/01/16	10/19/2012	—	—	—
SuperMedia Inc. Escrow Litigation Trust	03/04/2007	14	—	—
		$14	$—	—%
JNL/Franklin Templeton International Small Cap Growth Fund
X5 Retail Group NV - GDR	11/19/2013	$874	$797	0.2%

JNL/Goldman Sachs Core Plus Bond Fund
Amortizing Residential Collateral Trust REMIC, 1.95%, 08/25/32	12/04/2002	$51	$34	—%
Federal Home Loan Mortgage Corp. REMIC, 5.95%, 11/15/43	11/27/2013	322	324	0.1
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
Federal National Mortgage Association REMIC, 4.85%, 11/25/40	09/28/2012	134	749	0.1
Federal National Mortgage Association REMIC, 5.85%, 05/25/40	10/18/2013	223	278	—
Federal National Mortgage Association REMIC, 5.85%, 11/25/40	09/26/2013	198	226	—
Federal National Mortgage Association REMIC, 6.53%, 10/25/35	09/30/2013	124	157	—
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.62%, 05/17/32	01/08/2003	45	17	—
GSR Mortgage Loan Trust REMIC, 2.72%, 10/25/35	04/05/2006	337	300	0.1
Government National Mortgage Association REMIC, 6.55%, 08/16/43	11/14/2013	257	288	—
Home Interior Gift Inc.	02/22/2006	184	—	—
Morgan Stanley Capital I Trust REMIC, 5.93%, 12/15/44	04/27/2012	138	146	—
OFSI Fund VI Ltd., 1.44%, 03/20/25	03/14/2014	5,519	5,519	0.7
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17)	11/28/2007	775	425	0.1
		$8,307	$8,463	1.1%
JNL/Goldman Sachs Emerging Markets Debt Fund
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	06/04/2009	$8,845	$7,874	1.0%
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16)	01/26/2010	2,292	1,997	0.2
Pacnet Ltd., 9.00%, 12/12/18	12/09/2013	370	395	—
Peru Enhanced Pass-Through Finance Ltd., 0.00%, 06/02/25	03/20/2013	703	679	0.1
Republic of Costa Rica, 9.20%, 03/27/19	11/20/2012	57	55	—
Republic of Costa Rica, 11.13%, 03/28/18	11/20/2012	2,110	2,019	0.3
Transportadora de Gas del Sur SA, 9.63%, 05/14/20	02/20/2014	378	381	—
Trust F/1401, 6.95%, 01/30/44	01/24/2014	505	521	0.1
		$15,260	$13,921	1.7%
JNL/Invesco Mid Cap Value Fund
Better Place	04/23/2010	$1,015	$—	—%

JNL/Ivy Asset Strategy Fund
Aston Martin Holdings Ltd., 10.25%, 07/15/18	01/24/2014	$11,726	$12,313	0.4%
Delta Topco Ltd.	01/23/2012	40,394	37,799	1.2
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	50,231	49,705	1.6
Legend Pictures LLC	12/18/2012	27,470	29,962	0.9
Legendary Pictures Funding LLC, 8.00%, 03/15/18	03/13/2013	28,500	28,500	0.9
Media Group Holdings LLC	06/21/2013	67,611	70,377	2.2
		$225,932	$228,656	7.2%
JNL/JPMorgan U.S. Government & Quality Bond Fund
CompuCredit Acquired Portfolio Voltage Master Trust, 0.33%, 09/17/18	09/18/2006	$31	$31	—%
IndyMac Seconds Asset Backed Trust REMIC, 0.41%, 06/25/36	05/22/2006	836	207	—
SACO I Inc. REMIC, 0.41%, 06/25/36	05/30/2009	214	315	—
		$1,081	$553	—%

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/M&G Global Basics Fund
GI Dynamics Inc. - CDI	09/07/2011	$1,021	$761	0.5%
Marico Kaya Enterprises Ltd.	11/01/2013	21	22	—
		$1,042	$783	0.5%
JNL/Morgan Stanley Mid Cap Growth Fund
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/12/14	12/13/2013	$5	$6	—%
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/15/14	12/16/2013	71	78	—
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/17/14	12/18/2013	112	88	—
Dropbox Inc.	01/30/2014	483	483	0.2
Dropbox Inc.- Series A-1	07/19/2012	40	85	—
Flipkart	10/07/2013	245	253	0.1
Palantir Technologies Inc.	10/28/2013	79	138	0.1
Palantir Technologies Inc.	10/28/2013	79	138	—
Palantir Technologies Inc.	07/20/2012	16	32	—
		$1,130	$1,301	0.4%
JNL/PIMCO Real Return Fund
Electricite de France, 1.15%, 01/20/17	01/14/2014	$598	$599	—%
SLM Student Loan Trust, 2.35%, 04/15/39	05/06/2011	132	131	—
		$730	$730	—%
JNL/PIMCO Total Return Bond Fund
Credit Agricole SA, 1.40%, 04/15/16	11/05/2013	$5,057	$5,068	0.1%
General Electric Capital Corp., 3.80%, 06/18/19	07/09/2013	3,781	3,920	0.1
Northern Rock Plc, 5.63%, 06/22/17	06/08/2009	14,911	17,904	0.3
		$23,749	$26,892	0.5%
JNL/PPM America Floating Rate Income Fund
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	03/27/2014	$1,630	$1,642	0.1%
Cemex Finance LLC, 6.00%, 04/01/24	03/26/2014	1,118	1,121	0.1
Entegris Inc., 6.00%, 04/01/22	03/26/2014	1,273	1,302	0.1
Nielsen Finance LLC, 5.00%, 04/15/22	03/31/2014	1,311	1,314	0.1
		$5,332	$5,379	0.4%
JNL/PPM America High Yield Bond Fund
Appvion Inc., 9.00%, 06/01/20	11/14/2013	$5,914	$6,120	0.2%
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	03/27/2014	14,660	14,734	0.5
Cemex Finance LLC, 6.00%, 04/01/24	03/26/2014	3,354	3,362	0.1
Delta Air Lines Inc. Pass-Through Trust, 6.38%, 01/02/16	02/08/2011	1,000	1,063	—
Entegris Inc., 6.00%, 04/01/22	03/26/2014	4,772	4,879	0.2
Jack Cooper Holdings Corp., 9.25%, 06/01/20	01/07/2014	3,008	3,124	0.1
Jones Energy Holdings LLC, 6.75%, 04/01/22	03/28/2014	3,871	3,944	0.1
Nielsen Finance LLC, 5.00%, 04/15/22	03/31/2014	4,918	4,930	0.2
SunGard Availability Services Capital Inc., 8.75%, 04/01/22	03/27/2014	9,865	9,869	0.4
WideOpenWest Finance LLC, 10.25%, 07/15/19	03/27/2014	5,283	5,306	0.2
William Lyon Homes Inc., 5.75%, 04/15/19	03/27/2014	2,069	2,095	0.1
		$58,714	$59,426	2.1%
JNL/T. Rowe Price Established Growth Fund
LivingSocial- Series F	11/18/2011	$1,185	$97	—%
Twitter Inc.	07/28/2011	5,241	14,462	0.3
		$6,426	$14,559	0.3%
JNL/T. Rowe Price Mid-Cap Growth Fund
Coupons.com Inc.	06/21/2011	$3,435	$5,877	0.2%
Dropbox Inc.- Series A-1	05/02/2012	2,339	4,936	0.2
Dropbox Inc.- Series A	05/02/2012	476	1,005	0.1
Dropbox Inc.	05/02/2012	383	809	—
LivingSocial	04/01/2011	4,061	431	—
		$10,694	$13,058	0.5%

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Unfunded Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments at March 31, 2014.

	Unfunded Commitment	Appreciation (Depreciation)
JNL/PPM America Floating Rate Income Fund
AlliedBarton Security Services LLC Term Loan, 0.00%, 02/11/21	$1,048	$(4)

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Funds’ Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.  All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the Investment Company Act of 1940, as amended, (“1940 Act”), and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  Term loans are generally valued at the composite bid prices provided by approved pricing services.  Commodity-linked structured notes and credit linked notes are valued by approved pricing services.  Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2014, by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$279,230	$171,046	$—	$450,276
Fund Total	$279,230	$171,046	$—	$450,276
JNL/BlackRock Commodity Securities Strategy Fund
Common Stocks	$1,130,921	$17,100	$—	$1,148,021
Commodity Indexed Structured Notes	—	131,655	—	131,655
Short Term Investments	57,907	226,973	—	284,880
Fund Total	$1,188,828	$375,728	$—	$1,564,556
JNL/BlackRock Global Allocation Fund
Common Stocks	$1,122,180	$791,941	$10,230	$1,924,351
Trust Preferreds	7,802	—	—	7,802
Preferred Stocks	27,763	17,672	17,569	63,004
Rights	78	—	—	78
Warrants	—	343	—	343
Purchased Options	1,771	22,113	—	23,884
Investment Companies	34,650	—	—	34,650
Corporate Bonds and Notes	—	229,533	2,252	231,785
Government and Agency Obligations	—	344,347	—	344,347
Short Term Investments	102,523	404,118	—	506,641
Fund Total	$1,296,767	$1,810,067	$30,051	$3,136,885
JNL/BlackRock Large Cap Select Growth Fund
Common Stocks	$969,722	$36,641	$—	$1,006,363
Preferred Stocks	—	—	7,639	7,639
Short Term Investments	61,846	—	—	61,846
Fund Total	$1,031,568	$36,641	$7,639	$1,075,848
JNL/Brookfield Global Infrastructure Fund
Common Stocks	$482,209	$286,134	$—	$768,343
Short Term Investments	70,939	—	—	70,939
Fund Total	$553,148	$286,134	$—	$839,282

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Balanced Fund
Common Stocks	$164,634	$156,202	$—	$320,836
Preferred Stocks	1,767	1,438	—	3,205
Non-U.S. Government Agency ABS	—	3,418	—	3,418
Corporate Bonds and Notes	—	27,712	—	27,712
Government and Agency Obligations	—	114,973	—	114,973
Other Equity Interests	—	158	—	158
Short Term Investments	34,426	—	—	34,426
Fund Total	$200,827	$303,901	$—	$504,728
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$217,321	$179,669	$—	$396,990
Preferred Stocks	3,380	—	—	3,380
Short Term Investments	27,901	—	—	27,901
Fund Total	$248,602	$179,669	$—	$428,271
JNL/DFA U.S. Core Equity Fund
Common Stocks	$558,306	$—	$1	$558,307
Rights	1	—	—	1
Warrants	—	—	—	—
Short Term Investments	20,308	—	—	20,308
Fund Total	$578,615	$—	$1	$578,616
JNL/Eagle SmallCap Equity Fund
Common Stocks	$1,647,590	$—	$—	$1,647,590
Short Term Investments	181,083	—	—	181,083
Fund Total	$1,828,673	$—	$—	$1,828,673
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$966	$129,305	$—	$130,271
Short Term Investments	6,471	—	—	6,471
Fund Total	$7,437	$129,305	$—	$136,742
JNL/Eastspring Investments China-India Fund
Common Stocks	$14,369	$313,607	$—	$327,976
Short Term Investments	16,499	—	—	16,499
Fund Total	$30,868	$313,607	$—	$344,475
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$448,155	$550,636	$—	$998,791
Short Term Investments	87,102	—	—	87,102
Fund Total	$535,257	$550,636	$—	$1,085,893
JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$242,577	$—	$242,577
Government and Agency Obligations	—	1,101,556	—	1,101,556
Other Equity Interests	—	2,951	—	2,951
Common Stocks	—	—	449	449
Preferred Stocks	—	—	998	998
Short Term Investments	379,142	174,423	—	553,565
Fund Total	$379,142	$1,521,507	$1,447	$1,902,096
JNL/Franklin Templeton Income Fund
Common Stocks	$1,106,475	$82,630	$2,304	$1,191,409
Equity Linked Structured Notes	—	73,443	—	73,443
Preferred Stocks	47,555	21,636	2,268	71,459
Warrants	57	—	—	57
Corporate Bonds and Notes	—	856,157	—	856,157
Other Equity Interests	—	—	1	1
Short Term Investments	419,172	—	—	419,172
Fund Total	$1,573,259	$1,033,866	$4,573	$2,611,698
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$262,462	$185,926	$—	$448,388
Preferred Stocks	—	787	—	787
Investment Companies	1,655	—	—	1,655
Short Term Investments	48,701	—	—	48,701
Fund Total	$312,818	$186,713	$—	$499,531
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$771,878	$207,618	$3,637	$983,133
Corporate Bonds and Notes	—	64,198	—	64,198
Government and Agency Obligations	—	2,947	—	2,947
Other Equity Interests	—	12,030	—	12,030
Short Term Investments	114,024	—	—	114,024
Fund Total	$885,902	$286,793	$3,637	$1,176,332
JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$1,003,161	$8,208	$—	$1,011,369
Short Term Investments	108,699	—	—	108,699
Fund Total	$1,111,860	$8,208	$—	$1,120,068

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$—	$58,190	$16,264	$74,454
Corporate Bonds and Notes	—	206,417	425	206,842
Government and Agency Obligations	—	520,914	—	520,914
Common Stocks	—	—	—	—
Short Term Investments	60,452	7,065	—	67,517
Fund Total	$60,452	$792,586	$16,689	$869,727
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$198,672	$—	$198,672
Government and Agency Obligations	—	406,990	—	406,990
Non-U.S. Government Agency ABS	—	2,157	—	2,157
Credit Linked Structured Notes	—	59,394	—	59,394
Other Equity Interests	—	485	—	485
Common Stocks	—	—	24	24
Short Term Investments	118,472	21,971	—	140,443
Fund Total	$118,472	$689,669	$24	$808,165
JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$1,180,969	$—	$—	$1,180,969
Short Term Investments	29,313	—	—	29,313
Fund Total	$1,210,282	$—	$—	$1,210,282
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$252,579	$—	$—	$252,579
Short Term Investments	6,910	—	—	6,910
Fund Total	$259,489	$—	$—	$259,489
JNL/Invesco Global Real Estate Fund
Common Stocks	$899,161	$731,031	$—	$1,630,192
Rights	352	547	—	899
Short Term Investments	112,531	—	—	112,531
Fund Total	$1,012,044	$731,578	$—	$1,743,622
JNL/Invesco International Growth Fund
Common Stocks	$255,187	$934,278	$—	$1,189,465
Short Term Investments	145,732	—	—	145,732
Fund Total	$400,919	$934,278	$—	$1,335,197
JNL/Invesco Large Cap Growth Fund
Common Stocks	$1,021,018	$3,036	$—	$1,024,054
Short Term Investments	32,481	—	—	32,481
Fund Total	$1,053,499	$3,036	$—	$1,056,535
JNL/Invesco Mid Cap Value Fund
Common Stocks	$371,184	$—	$—	$371,184
Short Term Investments	28,050	—	—	28,050
Fund Total	$399,234	$—	$—	$399,234
JNL/Invesco Small Cap Growth Fund
Common Stocks	$824,775	$—	$—	$824,775
Rights	22	—	—	22
Short Term Investments	68,854	—	—	68,854
Fund Total	$893,651	$—	$—	$893,651
JNL/Ivy Asset Strategy Fund
Common Stocks	$1,157,411	$1,124,190	$138,138	$2,419,739
Purchased Options	922	4,947	—	5,869
Corporate Bonds and Notes	—	12,313	78,205	90,518
Precious Metals	233,215	—	—	233,215
Short Term Investments	123,999	384,971	—	508,970
Fund Total	$1,515,547	$1,526,421	$216,343	$3,258,311
JNL/JPMorgan International Value Fund
Common Stocks	$18,334	$655,590	$—	$673,924
Preferred Stocks	—	8,877	—	8,877
Short Term Investments	23,800	—	—	23,800
Fund Total	$42,134	$664,467	$—	$706,601
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$1,425,606	$—	$—	$1,425,606
Short Term Investments	95,477	—	—	95,477
Fund Total	$1,521,083	$—	$—	$1,521,083
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$—	$41,916	$3,562	$45,478
Corporate Bonds and Notes	—	34,110	—	34,110
Government and Agency Obligations	—	1,062,044	—	1,062,044
Short Term Investments	50,584	—	—	50,584
Fund Total	$50,584	$1,138,070	$3,562	$1,192,216

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Lazard Emerging Markets Fund
Common Stocks	$594,867	$872,333	$—	$1,467,200
Preferred Stocks	5,124	—	—	5,124
Short Term Investments	137,714	—	—	137,714
Fund Total	$737,705	$872,333	$—	$1,610,038
JNL/M&G Global Basics Fund
Common Stocks	$63,961	$96,168	$47	$160,176
Preferred Stocks	405	—	—	405
Short Term Investments	9,267	—	—	9,267
Fund Total	$73,633	$96,168	$47	$169,848
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	$112,359	$575,534	$—	$687,893
Preferred Stocks	43,426	7,703	—	51,129
Rights	—	17	—	17
Short Term Investments	34,723	1,150	—	35,873
Fund Total	$190,508	$584,404	$—	$774,912
JNL/Mellon Capital European 30 Fund
Common Stocks	$6,361	$197,377	$—	$203,738
Short Term Investments	16,678	—	—	16,678
Fund Total	$23,039	$197,377	$—	$220,416
JNL/Mellon Capital Pacific Rim 30 Fund
Common Stocks	$10,470	$149,061	$—	$159,531
Investment Companies	1,049	—	—	1,049
Short Term Investments	5,986	—	—	5,986
Fund Total	$17,505	$149,061	$—	$166,566
JNL/Mellon Capital S&P 500 Index Fund
Common Stocks	$3,209,536	$—	$—	$3,209,536
Short Term Investments	62,749	1,745	—	64,494
Fund Total	$3,272,285	$1,745	$—	$3,274,030
JNL/Mellon Capital S&P 400 MidCap Index Fund
Common Stocks	$1,705,028	$—	$—	$1,705,028
Short Term Investments	91,391	1,110	—	92,501
Fund Total	$1,796,419	$1,110	$—	$1,797,529
JNL/Mellon Capital Small Cap Index Fund
Common Stocks	$1,874,539	$381	$44	$1,874,964
Rights	—	73	—	73
Warrants	—	—	—	—
Investment Companies	265	—	—	265
Other Equity Interests	—	—	—	—
Short Term Investments	216,098	1,235	—	217,333
Fund Total	$2,090,902	$1,689	$44	$2,092,635
JNL/Mellon Capital International Index Fund
Common Stocks	$35,791	$2,305,773	$—	$2,341,564
Preferred Stocks	744	16,583	—	17,327
Rights	428	46	—	474
Other Equity Interests	—	—	—	—
Short Term Investments	102,640	2,090	—	104,730
Fund Total	$139,603	$2,324,492	$—	$2,464,095
JNL/Mellon Capital Bond Index Fund
Non-U.S. Government Agency ABS	$—	$40,270	$—	$40,270
Corporate Bonds and Notes	—	409,937	—	409,937
Government and Agency Obligations	—	1,153,076	—	1,153,076
Short Term Investments	164,171	—	—	164,171
Fund Total	$164,171	$1,603,283	$—	$1,767,454
JNL/Mellon Capital Global Alpha Fund
Purchased Options	$834	$—	$—	$834
Short Term Investments	18,188	103,292	—	121,480
Fund Total	$19,022	$103,292	$—	$122,314
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Common Stocks	$166,927	$—	$—	$166,927
Short Term Investments	13,521	—	—	13,521
Fund Total	$180,448	$—	$—	$180,448
JNL/Mellon Capital Utilities Sector Fund
Common Stocks	$7,901	$—	$—	$7,901
Short Term Investments	240	—	—	240
Fund Total	$8,141	$—	$—	$8,141

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	$259,905	$15,408	$529	$275,842
Preferred Stocks	—	—	600	600
Purchased Options	—	172	—	172
Short Term Investments	37,457	—	—	37,457
Fund Total	$297,362	$15,580	$1,129	$314,071
JNL/Neuberger Berman Strategic Income Fund
Non-U.S. Government Agency ABS	$—	$108,144	$—	$108,144
Corporate Bonds and Notes	—	134,680	—	134,680
Government and Agency Obligations	—	249,165	—	249,165
Investment Companies	24,978	—	—	24,978
Variable Rate Senior Loan Interests	—	87,442	—	87,442
Short Term Investments	94,373	—	—	94,373
Fund Total	$119,351	$579,431	$—	$698,782
JNL/Oppenheimer Global Growth Fund
Common Stocks	$492,187	$482,216	$—	$974,403
Preferred Stocks	334	20,443	—	20,777
Rights	259	—	—	259
Short Term Investments	44,956	—	—	44,956
Fund Total	$537,736	$502,659	$—	$1,040,395
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$—	$190,739	$—	$190,739
Corporate Bonds and Notes	—	46,938	—	46,938
Government and Agency Obligations	—	2,134,636	—	2,134,636
Preferred Stocks	586	—	—	586
Purchased Options	17	—	—	17
Other Equity Interests	—	24	—	24
Short Term Investments	6,056	1,234,447	—	1,240,503
Fund Total	$6,659	$3,606,784	$—	$3,613,443
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$—	$307,945	$—	$307,945
Corporate Bonds and Notes	—	643,621	—	643,621
Government and Agency Obligations	—	3,809,551	—	3,809,551
Preferred Stocks	29,325	—	—	29,325
Trust Preferreds	20,202	—	—	20,202
Other Equity Interests	—	—	—	—
Short Term Investments	37,877	613,349	—	651,226
Fund Total	$87,404	$5,374,466	$—	$5,461,870
JNL/PPM America Floating Rate Income Fund
Non-U.S. Government Agency ABS	$—	$4,356	$—	$4,356
Corporate Bonds and Notes	—	100,633	—	100,633
Variable Rate Senior Loan Interests(1)	—	1,547,407	—	1,547,407
Short Term Investments	92,049	—	—	92,049
Fund Total	$92,049	$1,652,396	$—	$1,744,445
JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency ABS	$—	$54,866	$—	$54,866
Corporate Bonds and Notes	—	2,341,603	22,890	2,364,493
Common Stocks	166,935	—	687	167,622
Preferred Stocks	76,282	1,001	—	77,283
Trust Preferreds	2,635	—	—	2,635
Investment Companies	14,402	—	—	14,402
Other Equity Interests	—	23,627	—	23,627
Short Term Investments	384,835	—	—	384,835
Fund Total	$645,089	$2,421,097	$23,577	$3,089,763
JNL/PPM America Mid Cap Value Fund
Common Stocks	$321,460	$—	$—	$321,460
Short Term Investments	21,324	—	—	21,324
Fund Total	$342,784	$—	$—	$342,784
JNL/PPM America Small Cap Value Fund
Common Stocks	$195,972	$—	$—	$195,972
Short Term Investments	15,340	—	—	15,340
Fund Total	$211,312	$—	$—	$211,312
JNL/PPM America Value Equity Fund
Common Stocks	$177,937	$—	$—	$177,937
Short Term Investments	3,811	—	—	3,811
Fund Total	$181,748	$—	$—	$181,748
JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$474,994	$404,557	$—	$879,551
Short Term Investments	22,085	—	—	22,085
Fund Total	$497,079	$404,557	$—	$901,636

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/S&P Competitive Advantage Fund
Common Stocks	$1,857,935	$—	$—	$1,857,935
Short Term Investments	105,330	—	—	105,330
Fund Total	$1,963,265	$—	$—	$1,963,265
JNL/S&P Dividend Income & Growth Fund
Common Stocks	$3,126,919	$—	$—	$3,126,919
Short Term Investments	73,417	—	—	73,417
Fund Total	$3,200,336	$—	$—	$3,200,336
JNL/S&P Intrinsic Value Fund
Common Stocks	$1,763,275	$—	$—	$1,763,275
Short Term Investments	20,089	—	—	20,089
Fund Total	$1,783,364	$—	$—	$1,783,364
JNL/S&P Total Yield Fund
Common Stocks	$1,269,648	$—	$—	$1,269,648
Short Term Investments	43,982	—	—	43,982
Fund Total	$1,313,630	$—	$—	$1,313,630
JNL/T. Rowe Price Established Growth Fund
Common Stocks	$4,225,752	$155,253	$—	$4,381,005
Preferred Stocks	—	—	97	97
Short Term Investments	113,337	—	—	113,337
Fund Total	$4,339,089	$155,253	$97	$4,494,439
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$2,548,173	$5,877	$809	$2,554,859
Preferred Stocks	—	—	6,372	6,372
Short Term Investments	239,368	150	—	239,518
Fund Total	$2,787,541	$6,027	$7,181	$2,800,749
JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$—	$356,881	$—	$356,881
Corporate Bonds and Notes	—	887,175	—	887,175
Government and Agency Obligations	—	416,342	—	416,342
Short Term Investments	49,259	—	—	49,259
Fund Total	$49,259	$1,660,398	$—	$1,709,657
JNL/T. Rowe Price Value Fund
Common Stocks	$2,508,482	$51,576	$—	$2,560,058
Short Term Investments	42,495	—	—	42,495
Fund Total	$2,550,977	$51,576	$—	$2,602,553
JNL/WMC Balanced Fund
Common Stocks	$2,311,764	$—	$—	$2,311,764
Non-U.S. Government Agency ABS	—	34,198	13,669	47,867
Corporate Bonds and Notes	—	311,645	—	311,645
Government and Agency Obligations	—	798,610	—	798,610
Short Term Investments	438,455	—	—	438,455
Fund Total	$2,750,219	$1,144,453	$13,669	$3,908,341
JNL/WMC Money Market Fund
Corporate Bonds and Notes	$—	$239,984	$—	$239,984
Government and Agency Obligations	—	239,470	—	239,470
Short Term Investments	80	845,818	—	845,898
Fund Total	$80	$1,325,272	$—	$1,325,352
JNL/WMC Value Fund
Common Stocks	$1,708,525	$26,225	$—	$1,734,750
Short Term Investments	40,329	—	—	40,329
Fund Total	$1,748,854	$26,225	$—	$1,775,079

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/BlackRock Global Allocation Fund
Common Stocks	$(4,046)	$—	$—	$(4,046)
Fund Total	$(4,046)	$—	$—	$(4,046)
JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(8,680)	$—	$(8,680)
Fund Total	$—	$(8,680)	$—	$(8,680)
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(55,553)	$—	$—	$(55,553)
Fund Total	$(55,553)	$—	$—	$(55,553)
JNL/Mellon Capital Bond Index Fund
Government and Agency Obligations	$—	$(13,791)	$—	$(13,791)
Fund Total	$—	$(13,791)	$—	$(13,791)

(1)Unfunded commitments in JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments.  Unrealized depreciation is reflected as an asset in the table.  See Unfunded Commitments in these Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$4,674	$—	$—	$4,674
Open Forward Foreign Currency Contracts	—	7,288	—	7,288
OTC Total Return Swap Agreements	—	6,404	—	6,404
Fund Total	$4,674	$13,692	$—	$18,366
JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$566	$—	$—	$566
Open Forward Foreign Currency Contracts	—	1,338	—	1,338
OTC Interest Rate Swap Agreements	—	1	—	1
Centrally Cleared Interest Rate Swap Agreements	—	23	—	23
Centrally Cleared Credit Default Swap Agreements	—	2	—	2
OTC Total Return Swap Agreements	—	176	—	176
Fund Total	$566	$1,540	$—	$2,106
JNL/BlackRock Large Cap Select Growth
Open Forward Foreign Currency Contracts	$—	$175	$—	$175
Fund Total	$—	$175	$—	$175
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$119	$—	$119
Fund Total	$—	$119	$—	$119
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$15,987	$—	$15,987
Centrally Cleared Interest Rate Swap Agreements	—	67	—	67
Fund Total	$—	$16,054	$—	$16,054
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$377	$—	$377
Fund Total	$—	$377	$—	$377
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$1,086	$—	$—	$1,086
Open Forward Foreign Currency Contracts	—	1,763	—	1,763
OTC Interest Rate Swap Agreements	—	150	—	150
Centrally Cleared Interest Rate Swap Agreements	—	2,733	—	2,733
OTC Credit Default Swap Agreements	—	1,315	—	1,315
Centrally Cleared Credit Default Swap Agreements	—	8	—	8
Fund Total	$1,086	$5,969	$—	$7,055
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$1,772	$—	$—	$1,772
Open Forward Foreign Currency Contracts	—	7,402	—	7,402
OTC Interest Rate Swap Agreements	—	1,254	—	1,254
Centrally Cleared Interest Rate Swap Agreements	—	58	—	58
Cross-Currency Swap Agreements	—	1,439	—	1,439
Non-Deliverable Bond Forward Contract	—	41	—	41
Fund Total	$1,772	$10,194	$—	$11,966
JNL/Ivy Asset Strategy Fund
Open Forward Foreign Currency Contracts	$—	$3,265	$—	$3,265
Fund Total	$—	$3,265	$—	$3,265
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$1,809	$—	$1,809
Fund Total	$—	$1,809	$—	$1,809
JNL/Mellon Capital Emerging Markets Index Fund
Open Futures Contracts	$839	$—	$—	$839
Fund Total	$839	$—	$—	$839
JNL/Mellon Capital S&P 500 Index Fund
Open Futures Contracts	$121	$—	$—	$121
Fund Total	$121	$—	$—	$121
JNL/Mellon Capital S&P 400 MidCap Index Fund
Open Futures Contracts	$10	$—	$—	$10
Fund Total	$10	$—	$—	$10
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$546	$—	$—	$546
Open Forward Foreign Currency Contracts	—	443	—	443
Fund Total	$546	$443	$—	$989
JNL/Mellon Capital Global Alpha Fund
Open Futures Contracts	$1,369	$—	$—	$1,369
Open Forward Foreign Currency Contracts	—	966	—	966
Fund Total	$1,369	$966	$—	$2,335
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$751	$—	$—	$751
OTC Credit Default Swap Agreements	—	475	—	475
Fund Total	$751	$475	$—	$1,226

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PIMCO Real Return Fund
Open Futures Contracts	$8	$—	$—	$8
Open Forward Foreign Currency Contracts	—	2,711	—	2,711
OTC Interest Rate Swap Agreements	—	6,857	—	6,857
Centrally Cleared Interest Rate Swap Agreements	—	6,329	—	6,329
OTC Credit Default Swap Agreements	—	206	—	206
Centrally Cleared Credit Default Swap Agreements	—	19	—	19
Fund Total	$8	$16,122	$—	$16,130
JNL/PIMCO Total Return Bond Fund
Open Futures Contracts	$713	$—	$—	$713
Open Forward Foreign Currency Contracts	—	2,067	—	2,067
OTC Interest Rate Swap Agreements	—	1,212	—	1,212
Centrally Cleared Interest Rate Swap Agreements	—	22,861	—	22,861
OTC Credit Default Swap Agreements	—	3,143	—	3,143
Centrally Cleared Credit Default Swap Agreements	—	16	—	16
Fund Total	$713	$29,299	$—	$30,012
JNL/PPM America Floating Rate Income Fund
Open Futures Contracts	$226	$—	$—	$226
Fund Total	$226	$—	$—	$226
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$703	$—	$—	$703
Fund Total	$703	$—	$—	$703
JNL/T. Rowe Price Short-Term Bond Fund
Open Futures Contracts	$69	$—	$—	$69
Fund Total	$69	$—	$—	$69
JNL/WMC Balanced Fund
Open Futures Contracts	$6	$—	$—	$6
Fund Total	$6	$—	$—	$6

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$(2,321)	$—	$—	$(2,321)
Open Forward Foreign Currency Contracts	—	(11,013)	—	(11,013)
OTC Total Return Swap Agreements	—	(934)	—	(934)
Fund Total	$(2,321)	$(11,947)	$—	$(14,268)
JNL/BlackRock Global Allocation Fund
Written Options	(1,633)	(6,341)	—	(7,974)
Open Futures Contracts	(4,189)	—	—	(4,189)
Open Forward Foreign Currency Contracts	—	(1,226)	—	(1,226)
OTC Interest Rate Swap Agreements	—	(220)	—	(220)
Centrally Cleared Interest Rate Swap Agreements	—	(7)	—	(7)
Centrally Cleared Credit Default Swap Agreements	—	(12)	—	(12)
OTC Total Return Swap Agreements	—	(37)	—	(37)
Fund Total	$(5,822)	$(7,843)	$—	$(13,665)
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$(296)	$—	$(296)
Fund Total	$—	$(296)	$—	$(296)
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$(12,983)	$—	$(12,983)
OTC Interest Rate Swap Agreements	—	(4,140)	—	(4,140)
Fund Total	$—	$(17,123)	$—	$(17,123)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$(1,066)	$—	$(1,066)
Fund Total	$—	$(1,066)	$—	$(1,066)
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(49)	$—	$—	$(49)
Open Forward Foreign Currency Contracts	—	(2,159)	—	(2,159)
OTC Interest Rate Swap Agreements	—	(419)	—	(419)
Centrally Cleared Interest Rate Swap Agreements	—	(2,979)	—	(2,979)
OTC Credit Default Swap Agreement	—	(29)	—	(29)
Centrally Cleared Credit Default Swap Agreements	—	(87)	—	(87)
Fund Total	$(49)	$(5,673)	$—	$(5,722)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$(267)	$—	$—	$(267)
Open Forward Foreign Currency Contracts	—	(6,682)	—	(6,682)
OTC Interest Rate Swap Agreements	—	(5,228)	—	(5,228)
Centrally Cleared Interest Rate Swap Agreements	—	(513)	—	(513)
OTC Credit Default Swap Agreement	—	(45)	—	(45)
Fund Total	$(267)	$(12,468)	$—	$(12,735)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Ivy Asset Strategy Fund
Written Options	$(596)	$(2,841)	$—	$(3,437)
Fund Total	$(596)	$(2,841)	$—	$(3,437)
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$(606)	$—	$(606)
Fund Total	$—	$(606)	$—	$(606)
JNL/Mellon Capital Small Cap Index Fund
Open Futures Contracts	$(382)	$—	$—	$(382)
Fund Total	$(382)	$—	$—	$(382)
JNL/Mellon Capital International Index Fund
Open Forward Foreign Currency Contracts	$—	$(564)	$—	$(564)
Fund Total	$—	$(564)	$—	$(564)
JNL/Mellon Capital Global Alpha Fund
Exchange Traded Purchased Options	$(669)	$—	$—	$(669)
Open Futures Contracts	(1,216)	—	—	(1,216)
Open Forward Foreign Currency Contracts	—	(3,469)	—	(3,469)
Fund Total	$(1,885)	$(3,469)	$—	$(5,354)
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$(619)	$—	$—	$(619)
Fund Total	$(619)	$—	$—	$(619)
JNL/PIMCO Real Return Fund
Written Options	$(43)	$(474)	$—	$(517)
Open Futures Contracts	(1,369)	—	—	(1,369)
Open Forward Foreign Currency Contracts	—	(2,320)	—	(2,320)
OTC Interest Rate Swap Agreements	—	(8,211)	—	(8,211)
Centrally Cleared Interest Rate Swap Agreements	—	(2,797)	—	(2,797)
OTC Credit Default Swap Agreement	—	(294)	—	(294)
Fund Total	$(1,412)	$(14,096)	$—	$(15,508)
JNL/PIMCO Total Return Bond Fund
Written Options	$(99)	$(1,878)	$—	$(1,977)
Open Futures Contracts	(13,530)	—	—	(13,530)
Open Forward Foreign Currency Contracts	—	(1,458)	—	(1,458)
OTC Interest Rate Swap Agreements	—	(723)	—	(723)
Centrally Cleared Interest Rate Swap Agreements	—	(3,406)	—	(3,406)
OTC Credit Default Swap Agreement	—	(1,991)	—	(1,991)
Fund Total	$(13,629)	$(9,456)	$—	$(23,085)
JNL/PPM America Floating Rate Income Fund
Open Futures Contracts	$(14)	$—	$—	$(14)
Fund Total	$(14)	$—	$—	$(14)
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$(327)	$—	$—	$(327)
Fund Total	$(327)	$—	$—	$(327)

(1)Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, written options and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes significant transfers between Level 1 and Level 2 valuations for the period ended March 31, 2014:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for valuations using a statistical fair value pricing service
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$8,663	$—
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$2,084	$3,847
JNL/Eastspring Investments China India Fund
Common Stocks	$—	$6,465
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$48,772	$—
JNL/Ivy Asset Strategy Fund
Common Stocks	$46,066	$—
JNL/Lazard Emerging Markets Fund
Common Stocks	$—	$33,635
JNL/M&G Global Basics Fund
Common Stocks	$8,279	$15,994
JNL/Mellon Capital European 30 Fund
Common Stocks	$4,724	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
JNL/Oppenheimer Global Growth Fund
Common Stocks	$—	$16,430
JNL/RedRocks Listed Private Equity Fund
Common Stocks	$34,488	$19,103
Investment Companies	9,484	40,750

The following table is a rollforward of significant Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2014:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)	Transfers out of Level 3 During the Period(2)	Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)		Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
JNL/Ivy Asset Strategy Fund
Common Stock	$31,168	$—	$—	$(1,206)	$—		$—		$29,962	(3)	$(1,206)
Common Stock	37,612	—	—	187	—		—		37,799	(5)	187
Common Stock	69,993	—	—	384	—		—		70,377	(6)	384
Corporate Bonds and Notes	28,500	—	—	—	—		—		28,500	(4)	—
Corporate Bonds and Notes	49,006	—	—	(44)	4,900	(7)	(4,157	)(8)	49,705	(5)	(44)
Fund Total	$216,279	$—	$—	$(679)	$4,900		$(4,157)		$216,343		$(679)

(1)                  Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at March 31, 2014.

(2)                  There were no significant transfers between Level 3 and Level 2 valuations during the period ended March 31, 2014.

(3)                  The fair value measurements of the common stock in JNL/Ivy Asset Strategy Fund were determined based on a discounted cash flow model, recent transactions and taking into consideration a discount for liquidity.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Recent transaction	Transaction price	N/A
Income approach	Discount for lack of marketability	10%
Discount cash flow	Cash on cash ratio	1.29-1.43

(4)                  The fair value measurements of the corporate bond in JNL/Ivy Asset Strategy Fund was determined based on the purchase transaction price.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, significant change in the valuations of comparable public companies, significant changes in the interest rate spread of comparable corporate bonds indices, or another, similar transaction in the company’s securities could result in a significant decrease or increase to the corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Transaction	Transaction price	N/A
Market approach	Interest rate spread	214 &155*

*Represents the spread on the corporate bond versus the JPMorgan U.S. High Yield Index and the JPMorgan High Yield Diversified Media Sub Index, respectively.

(5)                  The fair value measurements of the common stock and corporate bond in JNL/Ivy Asset Strategy Fund were determined based on the midpoint of an enterprise valuation model which considered previous transaction levels, current and forecasted financial results, analysis of budget to actual performance and valuations of comparable public companies.  As the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA or forecasted financial results, a significant change in the company’s capital structure, a significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s and corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Income approach	Pro forma run rate EBITDA multiples	18.75-19.25

(6)                  The fair value measurements of the common stock in JNL/Ivy Asset Strategy Fund were determined based on recent transactions, a proforma EBITDA floor and a discounted cash flow model.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, the company not meeting the EBITDA floor, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Valuation Technique	Unobservable Input	Range
Recent transaction	Transaction price	N/A
Income approach	Pro forma EBITDA floor	47.6 million
Discount cash flow	Weighted average cost of capital	10%

(7)                  This amount represents interest earned on the corporate bond in JNL/Ivy Asset Strategy Fund which was paid-in-kind.  Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

(8)                  This amount represents a paydown on the corporate bond in JNL/Ivy Asset Strategy Fund.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral - All Funds, except for JNL/PPM America Floating Rate Income Fund and JNL/WMC Money Market Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  Although a Fund is indemnified by its securities lending agent for insufficient collateral obtained from the borrower, each Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

In the event of bankruptcy or other default of the borrower, a Fund could experience delays in recovering the loaned securities and incur expenses related to enforcing its rights.  However, a Fund is indemnified by its securities lending agent for borrower default.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as securities lending agent to the Trust.  JPM Chase also serves as custodian for all Funds except for the JNL/PPM America Floating Rate Income Fund.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.

Sub-Adviser Affiliates - The following Sub-Advisers are affiliates of JNAM:  PPM America, Inc. serves as Sub-Adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Value Equity Fund.  Eastspring Investments serves as Sub-Adviser for JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund.  M&G Investment Management Limited serves as Sub-Adviser for JNL/M&G Global Basics Fund.

Investments in Affiliates - During the period ended March 31, 2014, certain Funds invested in a money market fund which is managed by the Adviser. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool.  The following table details cash management investments in affiliates held at March 31, 2014.  There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2014.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AQR Managed Futures Strategy Fund	$132,277	$132,277	$2
JNL/BlackRock Commodity Securities Strategy Fund	15,653	33,666	—
JNL/BlackRock Large Cap Select Growth Fund	8,761	45,866	—
JNL/Brookfield Global Infrastructure Fund	16,094	24,469	—
JNL/Capital Guardian Global Balanced Fund	22,308	15,864	—
JNL/Capital Guardian Global Diversified Research Fund	17,268	17,913	—
JNL/DFA U.S. Core Equity Fund	5,151	5,118	—
JNL/Eagle SmallCap Equity Fund	6,411	30,126	—
JNL/Eastspring Investments Asia ex-Japan Fund	2,779	1,582	—
JNL/Eastspring Investments China-India Fund	7,811	5,662	—
JNL/Franklin Templeton Global Growth Fund	21,661	42,906	—
JNL/Franklin Templeton Global Multisector Bond Fund	178,628	233,982	3
JNL/Franklin Templeton Income Fund	61,934	191,885	2
JNL/Franklin Templeton International Small Cap Growth Fund	18,085	13,243	—
JNL/Franklin Templeton Mutual Shares Fund	75,343	103,422	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Franklin Templeton Small Cap Value Fund	$104,539	$82,573	$1
JNL/Goldman Sachs Core Plus Bond Fund	38,620	38,544	—
JNL/Goldman Sachs Emerging Markets Debt Fund	45,975	87,577	1
JNL/Goldman Sachs Mid Cap Value Fund	11,833	25,822	—
JNL/Goldman Sachs U.S. Equity Flex Fund	5,888	6,910	—
JNL/Invesco Global Real Estate Fund	33,418	27,024	—
JNL/Invesco International Growth Fund	74,016	131,725	1
JNL/Invesco Large Cap Growth Fund	28,550	26,340	—
JNL/Invesco Mid Cap Value Fund	19,741	24,675	—
JNL/Invesco Small Cap Growth Fund	30,008	29,806	—
JNL/Ivy Asset Strategy Fund	31,802	30,233	1
JNL/JPMorgan International Value Fund	10,487	9,928	—
JNL/JPMorgan MidCap Growth Fund	34,575	41,692	1
JNL/JPMorgan U.S. Government & Quality Bond Fund	53,668	48,392	1
JNL/Lazard Emerging Markets Fund	11,937	15,999	—
JNL/M&G Global Basics Fund	5,660	8,855	—
JNL/Mellon Capital Emerging Markets Index Fund	5,575	17,307	—
JNL/Mellon Capital European 30 Fund	1,673	6,621	—
JNL/Mellon Capital Pacific Rim 30 Fund	739	93	—
JNL/Mellon Capital S&P 500 Index Fund	76,304	29,589	1
JNL/Mellon Capital S&P 400 MidCap Index Fund	59,904	18,237	1
JNL/Mellon Capital Small Cap Index Fund	49,189	26,138	1
JNL/Mellon Capital International Index Fund	54,033	18,139	1
JNL/Mellon Capital Bond Index Fund	101,105	114,301	1
JNL/Mellon Capital Global Alpha Fund	33,700	18,188	—
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	1,418	1,300	—
JNL/Mellon Capital Utilities Sector Fund	29	240	—
JNL/Morgan Stanley Mid Cap Growth Fund	14,930	15,949	—
JNL/Neuberger Berman Strategic Income Fund	38,906	59,210	1
JNL/Oppenheimer Global Growth Fund	16,102	9,528	—
JNL/PPM America High Yield Bond Fund	76,390	54,884	1
JNL/PPM America Mid Cap Value Fund	2,518	2,359	—
JNL/PPM America Small Cap Value Fund	6,049	595	—
JNL/PPM America Value Equity Fund	926	183	—
JNL/Red Rocks Listed Private Equity Fund	6,238	5,887	—
JNL/S&P Competitive Advantage Fund	14,536	19,698	—
JNL/S&P Dividend Income & Growth Fund	10,767	16,082	—
JNL/S&P Intrinsic Value Fund	15,783	6,805	—
JNL/S&P Total Yield Fund	10,090	6,683	—
JNL/T. Rowe Price Established Growth Fund	2,001	2,000	—
JNL/T. Rowe Price Mid-Cap Growth Fund	1,000	941	—
JNL/T. Rowe Price Short-Term Bond Fund	8,187	9,000	—
JNL/T. Rowe Price Value Fund	4,492	3,726	—
JNL/WMC Balanced Fund	200,637	387,702	3
JNL/WMC Value Fund	49,376	28,620	—

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$76,729	$52,883	$9
JNL/T. Rowe Price Mid-Cap Growth Fund	127,000	158,650	20
JNL/T. Rowe Price Short-Term Bond Fund	65,124	34,747	6
JNL/T. Rowe Price Value Fund	3,849	9,629	2

Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC is reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.

The Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser.  JNL/BlackRock Global Allocation Fund invested in the iShares Gold Trust Fund, which is an affiliate of the Fund.  JNL/Mellon Capital International Index Fund invested in Prudential plc.  JNAM is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  JNL/Mellon Capital S&P 500 Index Fund and JNL/Mellon Capital Bond Index Fund invested in the Bank of New York Mellon Corporation, the parent company of each Fund’s Sub-Adviser.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

The following table details each Fund’s long term investments in affiliates held during the period ended March 31, 2014.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain	Value End of Period
JNL/BlackRock Global Allocation Fund	iShares Gold Trust Fund	$5,085	$—	$—	$—	$—	$6,919
JNL/Mellon Capital S&P 500 Index Fund	Bank of New York Mellon Corp.	7,254	456	—	31	—	7,807
JNL/Mellon Capital International Index Fund	Prudential plc	9,863	387	—	182	—	9,718
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 2.50%, 01/15/16	516	—	—		—	516
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 3.55%, 09/23/21	613	—	—		—	622

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2014

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/Notional Contracts	Value
Exchange-Traded Futures Options
JNL/PIMCO Real Return Fund
5-Year U.S. Treasury Note Future Call Option	05/23/2014		120.00	241	$(43)

JNL/PIMCO Total Return Bond Fund
10-Year U.S. Treasury Note Future Call Option	05/23/2014		125.00	138	$(45)
10-Year U.S. Treasury Note Future Put Option	05/23/2014		122.00	138	(54)
				276	$(99)
Foreign Currency Options
JNL/PIMCO Real Return Fund
Brazilian Real versus USD Call Option, BBP	06/11/2014	BRL	2.52	7,893,000	$(18)
Brazilian Real versus USD Call Option, BNP	06/20/2014	BRL	2.51	10,622,000	(45)
Brazilian Real versus USD Call Option, BNP	06/25/2014	BRL	2.47	9,910,000	(63)
Brazilian Real versus USD Put Option, CSI	06/10/2014	BRL	2.51	9,010,000	(28)
Indian Rupee versus USD Call Option, BBP	06/19/2014	INR	64.90	9,129,000	(50)
Indian Rupee versus USD Call Option, UBS	06/12/2014	INR	64.70	17,143,000	(88)
Indian Rupee versus USD Call Option, UBS	06/26/2014	INR	64.00	6,409,000	(52)
Japanese Yen versus USD Put Option, CIT	06/05/2014	JPY	100.00	6,903,000	(32)
				77,019,000	$(376)
JNL/PIMCO Total Return Bond Fund
Japanese Yen versus USD Put Option, BOA	02/18/2019	JPY	80.00	2,500,000	$(130)

Index Options
JNL/BlackRock Global Allocation Fund
MSCI Emerging Markets Index Call Option, BOA	06/20/2014		1,013.35	7,581	$(86)
MSCI Emerging Markets Index Call Option, JPM	06/20/2014		990.32	10,274	(206)
MSCI Emerging Markets Index Put Option, BOA	06/20/2014		852.35	7,581	(1)
MSCI Emerging Markets Index Put Option, JPM	06/20/2014		834.93	10,274	—
Nikkei 225 Index Call Option, BNP	06/13/2014	JPY	15,739.73	57,419	(145)
Nikkei 225 Index Call Option, JPM	06/13/2014	JPY	15,555.05	41,899	(126)
Nikkei 225 Index Put Option, BNP	06/13/2014	JPY	13,606.78	57,419	(104)
Nikkei 225 Index Put Option, JPM	06/13/2014	JPY	13,322.61	41,899	(56)
Russell 2000 Index Call Option, BOA	05/16/2014		1,205.77	13,830	(188)
Russell 2000 Index Call Option, MSC	06/20/2014		1,206.53	13,855	(307)
Russell 2000 Index Put Option, BOA	05/16/2014		1,038.46	13,830	(54)
Russell 2000 Index Put Option, MSC	06/20/2014		1,034.17	13,855	(120)
S&P 500 Index Call Option, BNP	04/17/2014		1,900.00	8,328	(40)
S&P 500 Index Call Option, BNP	06/20/2014		1,896.02	6,559	(173)
S&P 500 Index Call Option, BOA	05/16/2014		1,920.19	8,254	(63)
S&P 500 Index Call Option, CSI	04/17/2014		1,932.00	13,036	(9)
S&P 500 Index Put Option, BNP	04/17/2014		1,690.00	8,328	(4)
S&P 500 Index Put Option, BNP	06/20/2014		1,680.00	6,559	(56)
S&P 500 Index Put Option, BOA	05/16/2014		1,661.71	8,254	(22)
S&P 500 Index Put Option, CSI	04/17/2014		1,709.07	13,036	(7)
S&P 500 Index Put Option, MSC	04/17/2014		1,624.53	11,649	(4)
Tokyo Stock Price Index Call Option, CIT	12/12/2014	JPY	1,318.19	764,236	(320)
Tokyo Stock Price Index Call Option, JPM	05/09/2014	JPY	1,285.95	751,448	(63)
Tokyo Stock Price Index Call Option, UBS	04/11/2014	JPY	1,366.56	855,185	—
Tokyo Stock Price Index Put Option, CIT	12/12/2014	JPY	1,047.55	764,236	(215)
Tokyo Stock Price Index Put Option, JPM	05/09/2014	JPY	1,147.09	751,448	(96)
				4,260,272	$(2,465)
JNL/Ivy Asset Strategy Fund
FTSE 100 Index Put Option, BCL	06/20/2014	GBP	5,900.00	424	$(184)
Nikkei 225 Index Call Option, UBS	04/11/2014	JPY	16,500.00	427	(13)
Nikkei 225 Index Call Option, UBS	04/11/2014	JPY	16,250.00	72	(4)
Nikkei 225 Index Put Option, UBS	04/11/2014	JPY	14,500.00	35	(42)
Nikkei 225 Index Put Option, UBS	04/11/2014	JPY	14,000.00	72	(25)
Nikkei 225 Index Put Option, UBS	06/13/2014	JPY	13,500.00	427	(745)
S&P 500 Index Put Option	04/04/2014		1,775.00	716	(25)
				2,173	$(1,038)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2014

	Expiration Date	Exercise Price		Contracts/Notional Contracts	Value
Index Options (continued)
JNL/PIMCO Real Return Fund
iTraxx Europe Main Series 20 Put Option, BNP	06/18/2014	EUR	0.90	24	$(3)
iTraxx Europe Main Series 20 Put Option, BOA	06/18/2014	EUR	0.90	12	(1)
iTraxx Europe Main Series 20 Put Option, CIT	06/18/2014	EUR	0.90	208	(26)
iTraxx Europe Main Series 20 Put Option, DUB	06/18/2014	EUR	0.90	24	(3)
iTraxx Europe Main Series 20 Put Option, JPM	06/18/2014	EUR	0.90	46	(6)
iTraxx Europe Main Series 20 Put Option, MSS	06/18/2014	EUR	0.90	24	(3)
iTraxx Europe Main Series 21 Put Option, BNP	09/17/2014	EUR	1.10	75	(22)
iTraxx Europe Main Series 21 Put Option, JPM	09/17/2014	EUR	1.10	31	(9)
				444	$(73)
JNL/PIMCO Total Return Bond Fund
CDX.NA.IG.21 Call Option, BNP	04/16/2014		0.60	98	$(6)
CDX.NA.IG.21 Call Option, BOA	06/18/2014		0.55	52	(3)
CDX.NA.IG.21 Call Option, CIT	04/16/2014		0.60	121	(8)
CDX.NA.IG.21 Put Option, BOA	06/18/2014		0.85	53	(4)
CDX.NA.IG.21 Put Option, CIT	06/18/2014		0.90	35	(2)
CDX.NA.IG.21 Put Option, JPM	06/18/2014		0.90	118	(6)
				477	$(29)
Inflation Floor
JNL/PIMCO Real Return Fund
Floor - CPURNSA Index Option, BNP	03/01/2018		0.00	28	$(1)
Floor - CPURNSA Index Option, CIT	09/29/2020		217.97	31	(1)
Floor - CPURNSA Index Option, DUB	01/22/2018		0.00	37	(2)
Floor - CPURNSA Index Option, DUB	03/10/2020		215.95	29	—
Floor - CPURNSA Index Option, DUB	10/13/2020		215.95	298	(7)
				423	$(11)
JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CIT	03/12/2020		215.95	18	$—
Floor - CPURNSA Index Option, CIT	09/29/2020		217.97	64	(2)
Floor - CPURNSA Index Option, DUB	03/10/2020		215.95	19	—
				101	$(2)
Interest Rate Swaptions
JNL/BlackRock Global Allocation Fund
Call Swaption, 3-Month LIBOR versus 2.60% fixed, GSI	06/16/2014		N/A	69,640,002	$(106)
Put Swaption, 3-Month LIBOR versus 2.30% fixed, DUB	06/04/2014		N/A	34,961,100	(44)
Put Swaption, 3-Month LIBOR versus 3.50% fixed, GSI	11/28/2014		N/A	83,810,877	(830)
				188,411,979	$(980)
JNL/PIMCO Real Return Fund
Put Swaption, 3-Month LIBOR versus 2.00% fixed, BOA	03/16/2015		N/A	55	$(14)
Put Swaption, 3-Month LIBOR versus 2.00% fixed, MSS	03/31/2014		N/A	8,312	—
Put Swaption, 3-Month LIBOR versus 2.85% fixed, DUB	04/14/2014		N/A	695	—
				9,062	$(14)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3-Month LIBOR versus 1.49% fixed, MSS	04/28/2014		N/A	471	$(3)
Call Swaption, 3-Month LIBOR versus 1.55% fixed, JPM	07/28/2014		N/A	404	(37)
Call Swaption, 3-Month LIBOR versus 1.55% fixed, MSS	07/28/2014		N/A	505	(46)
Call Swaption, 3-Month LIBOR versus 1.56% fixed. JPM	09/02/2014		N/A	540	(60)
Call Swaption, 3-Month LIBOR versus 1.60% fixed, MSS	04/28/2014		N/A	695	(24)
Call Swaption, 3-Month LIBOR versus 2.64% fixed, DUB	06/11/2014		N/A	400	(77)
Call Swaption, 3-Month LIBOR versus 2.73% fixed, BOA	04/28/2014		N/A	325	(56)
Put Swaption, 3-Month LIBOR versus 1.86% fixed, JPM	09/02/2014		N/A	540	(862)
Put Swaption, 3-Month LIBOR versus 2.00% fixed, MSS	04/28/2014		N/A	695	(111)
Put Swaption, 3-Month LIBOR versus 2.40% fixed, MSS	07/28/2014		N/A	626	(186)
Put Swaption, 3-Month LIBOR versus 3.04% fixed, DUB	06/11/2014		N/A	400	(255)
				5,601	$(1,717)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2014

	Expiration Date	Exercise Price		Contracts/Notional Contracts	Value
Options on Securities
JNL/BlackRock Global Allocation Fund
ACE Ltd. Call Option, GSI	01/16/2015		110.00	137,081	$(182)
Biogen Idec, Inc. Put Option	07/19/2014		280.00	88	(136)
Canadian Natural Resources, Ltd. Call Option	09/20/2014		39.00	796	(143)
Cimarex Energy Co. Put Option, CIT	04/17/2014		115.00	29,920	(50)
Cimarex Energy Co. Put Option, CIT	09/19/2014		105.00	30,800	(163)
Cimarex Energy Co. Put Option, GSI	09/19/2014		105.00	29,200	(155)
Coach Inc. Put Option, BOA	02/20/2015		42.50	56,733	(120)
CONSOL Energy Inc. Put Option	07/19/2014		36.00	868	(106)
CONSOL Energy Inc. Put Option, CSI	07/18/2014		38.00	59,507	(102)
Dish Network Corp. Call Option	06/21/2014		67.50	127	(28)
Dresser-Rand Group Inc. Put Option, DUB	09/19/2014		55.00	32,155	(82)
eBay Inc. Call Option, GSI	05/16/2014		60.00	106,392	(65)
EOG Resources Inc. Put Option	04/19/2014		165.00	203	(1)
EOG Resources Inc. Put Option	07/19/2014		155.00	142	(14)
EQT Corporation Put Option, CIT	09/19/2014		85.00	58,000	(131)
Gilead Sciences Call Option	05/17/2014		85.00	96	(3)
Gilead Sciences Put Option	08/16/2014		65.00	215	(70)
Humana Inc. Put Option, DUB	01/16/2015		90.00	14,048	(45)
Marathon Oil Corp. Call Option, DUB	07/18/2014		32.00	24,380	(95)
Marathon Oil Corp. Put Option, GSI	07/18/2014		30.00	145,142	(32)
Marathon Petroleum Corp. Call Option	04/19/2014		80.00	411	(292)
Marathon Petroleum Corp. Call Option	04/19/2014		85.00	274	(102)
Marathon Petroleum Corp. Put Option	04/19/2014		65.00	393	(2)
Marathon Petroleum Corp. Put Option, DUB	07/18/2014		77.50	56,800	(128)
Marathon Petroleum Corp. Put Option, GSI	07/18/2014		80.00	58,000	(176)
MetLife Inc. Call Option, GSI	01/16/2015		60.00	256,245	(410)
National Oilwell Varco Call Option	08/16/2014		75.00	603	(324)
Occidental Petroleum Corp. Put Option, DUB	04/17/2014		95.00	59,692	(67)
PetSmart Inc. Put Option	04/19/2014		60.00	74	(1)
Phillips 66 Put Option	05/17/2014		72.50	578	(69)
Phillips 66 Put Option, BOA	08/15/2014		70.00	58,000	(125)
Prudential Financial Inc. Call Option, CIT	01/16/2015		97.50	195,722	(450)
QEP Resources Inc. Put Option, GSI	04/17/2014		25.00	138,900	(2)
Rowan Cos Plc Put Option, GSI	07/18/2014		32.00	141,800	(156)
SM Energy Co. Put Option, CIT	05/16/2014		65.00	44,880	(58)
SPDR Gold Shares Call Option, JPM	12/31/2014		149.21	45,101	(57)
SPDR Gold Shares Call Option, JPM	03/20/2015		158.85	40,336	(46)
SPDR Gold Shares Put Option	12/20/2014		116.00	403	(159)
SPDR Gold Shares Put Option	12/31/2014		114.00	451	(156)
Time Warner Cable Inc. Call Option	07/19/2014		150.00	42	(6)
Twitter Inc. Call Option	06/21/2014		67.50	505	(18)
XL Group PLC Call Option	04/19/2014		32.00	153	(2)
				1,825,256	$(4,529)
JNL/Ivy Asset Strategy Fund
Adobe Systems Inc. Call Option, CGM	07/18/2014		80.00	486	$(16)
Adobe Systems Inc. Put Option, CGM	07/18/2014		60.00	486	(80)
Amazon.com Inc. Call Option, BOA	05/17/2014		420.00	222	(21)
Amazon.com Inc. Put Option, BOA	05/17/2014		330.00	222	(315)
Apple Inc. Call Option, GSC	04/19/2014		605.00	21	—
Apple Inc. Call Option, UBS	04/19/2014		570.00	123	(7)
BMW AG Call Option	06/20/2014	EUR	96.00	537	(115)
BNP Paribas SA Call Option	12/19/2014	EUR	72.00	1,001	(66)
BNP Paribas SA Put Option	12/19/2014	EUR	48.00	1,001	(295)
ConocoPhillips Put Option, JPM	05/17/2014		62.50	607	(10)
DIRECTV Call Option, SGA	06/20/2014		90.00	300	(26)
DIRECTV Put Option, SGA	06/20/2014		67.50	300	(33)
Gilead Sciences Inc. Call Option, BCL	05/17/2014		100.00	965	(5)
Gilead Sciences Inc. Put Option, BCL	05/17/2014		75.00	965	(593)
Google Inc. Call Option, UBS	06/20/2014		1,300.00	72	(59)
Google Inc. Put Option, UBS	06/20/2014		1,000.00	72	(108)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2014

	Expiration Date	Exercise Price	Contracts/Notional Contracts	Value
Options on Securities (continued)
JNL/Ivy Asset Strategy Fund (continued)
Hewlett-Packard Co. Call Option, JPM	06/20/2014	38.00	1,794	$(45)
Hewlett-Packard Co. Put Option, JPM	06/20/2014	28.00	1,794	(84)
Oracle Corp. Call Option, BOA	05/16/2014	44.00	2,145	(43)
QUALCOMM Inc. Put Option, CGM	06/20/2014	75.00	1,005	(141)
Roche Holding AG Put Option	12/19/2014	230.00	197	(94)
Texas Instruments Inc. Put Option, DUB	07/18/2014	38.00	743	(13)
The Boeing Co. Call Option, MSC	05/17/2014	140.00	500	(15)
The Boeing Co. Put Option, MSC	05/17/2014	120.00	250	(53)
The Boeing Co. Put Option, MSC	05/17/2014	115.00	250	(28)
The Dow Chemical Co. Call Option, CGM	06/21/2014	55.00	1,072	(31)
The Dow Chemical Co. Put Option, CGM	06/21/2014	44.00	1,072	(69)
Wells Fargo & Co. Put Option, MSC	06/20/2014	44.00	1,614	(34)
			19,816	$(2,399)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2013	214,190,199	$4,483
Options written during the period	230,438,105	13,208
Options closed during the period	(249,794,126)	(4,775)
Options exercised during the period	(59,730)	(624)
Options expired during the period	(276,941)	(578)
Options outstanding at March 31, 2014	194,497,507	$11,714
JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2013	9,337	$1,698
Options written during the period	34,455	7,548
Options closed during the period	(7,410)	(2,121)
Options expired during the period	(14,393)	(1,846)
Options outstanding at March 31, 2014	21,989	$5,279
JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2013	14,186	$4,432
Options written during the period	77,019,740	1,025
Options expired during the period	(4,756)	(1,060)
Options outstanding at March 31, 2014	77,029,170	$4,397
JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2013	8,925	$2,812
Options written during the period	2,506,354	3,177
Options closed during the period	(227)	(38)
Options expired during the period	(8,597)	(2,662)
Options outstanding at March 31, 2014	2,506,455	$3,289

Schedule of Exchange Traded Purchased Options

	Expiration Date	Exercise Price	Contracts	Unrealized (Depreciation)

Exchange Traded Options on Futures
JNL/Mellon Capital Global Alpha Fund
Euro-Bund Put Option	05/23/2014	EUR 150.00	256	$(669)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2014

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	September 2014	(175)	$(27)
3-Month Euro Euribor Interest Rate Future	December 2014	(13)	(1)
3-Month Euro Euribor Interest Rate Future	March 2015	73	(8)
3-Month Euro Euribor Interest Rate Future	June 2015	187	(16)
3-Month Euro Euribor Interest Rate Future	September 2015	328	(9)
3-Month Euro Euribor Interest Rate Future	December 2015	428	15
3-Month Euro Euribor Interest Rate Future	March 2016	434	(5)
3-Month Euro Swiss Franc Interest Rate Future	September 2014	(207)	(11)
3-Month Sterling Interest Rate Future	September 2014	5	—
3-Month Sterling Interest Rate Future	December 2014	(63)	—
3-Month Sterling Interest Rate Future	March 2015	(281)	(2)
3-Month Sterling Interest Rate Future	June 2015	(407)	2
3-Month Sterling Interest Rate Future	September 2015	(501)	8
3-Month Sterling Interest Rate Future	December 2015	(541)	12
3-Month Sterling Interest Rate Future	March 2016	(552)	106
90-Day Eurodollar Future	September 2014	261	2
90-Day Eurodollar Future	December 2014	173	3
90-Day Eurodollar Future	March 2015	24	1
90-Day Eurodollar Future	June 2015	(258)	(24)
90-Day Eurodollar Future	September 2015	(321)	(22)
90-Day Eurodollar Future	December 2015	(343)	(18)
90-Day Eurodollar Future	March 2016	(343)	(17)
Amsterdam Exchanges Index Future	April 2014	81	246
ASX SPI 200 Index Future	June 2014	151	144
Australia Commonwealth Treasury Bond Future, 10-Year	June 2014	(169)	(95)
Australia Commonwealth Treasury Bond Future, 3-Year	June 2014	(322)	(7)
Brent Crude Oil Future	June 2014	(57)	18
CAC40 10 Euro Future	April 2014	307	272
Canadian Bank Acceptance Future	September 2014	(279)	1
Canadian Bank Acceptance Future	December 2014	(131)	(3)
Canadian Government Bond Future, 10-Year	June 2014	(39)	5
Cocoa Future	May 2014	97	41
Coffee ‘C’ Future	May 2014	27	(158)
Copper Future	May 2014	(211)	144
Cotton No. 2 Future	May 2014	58	187
DJIA E-Mini Index Future	June 2014	188	285
Euro STOXX 50 Future	June 2014	317	347
Euro-Bobl Future	June 2014	21	1
Euro-Bund Future	June 2014	417	310
Euro-Buxl Future	June 2014	76	23
FTSE 100 Index Future	June 2014	21	4
FTSE/JSE Top 40 Index Future	June 2014	251	221
FTSE/MIB Index Future	June 2014	73	288
German Stock Index Future	June 2014	19	201
Hang Seng China Enterprises Index Future	April 2014	(100)	(151)
Hang Seng Index Future	April 2014	(85)	(180)
IBEX 35 Index Future	April 2014	60	267
ICE Gas Oil Future	May 2014	(173)	152
Japanese Government Bond Future, 10-Year	June 2014	140	(344)
KCBT Wheat Future	May 2014	12	10
KOSPI 200 Future	June 2014	(42)	(120)
LME Copper Future	June 2014	(150)	329
LME Nickel Future	June 2014	7	(4)
LME Zinc Future	June 2014	(43)	(23)
MSCI Taiwan Stock Index Future	April 2014	27	13
NASDAQ 100 E-Mini Future	June 2014	195	(198)
Natural Gas Future	May 2014	183	(220)
NY Harbor ULSD Future	May 2014	(36)	(62)
NYSE Liffe Cocoa Future	May 2014	24	4
RBOB Gasoline Future	May 2014	(51)	(65)
Russell 2000 Mini Index Future	June 2014	85	(78)
S&P 500 E-Mini Index Future	June 2014	219	228
S&P 500 E-Mini Index Future	December 2014	(154)	(7)
S&P MidCap 400 E-Mini Index Future	June 2014	129	148
S&P/Toronto Stock Exchange 60 Index Future	June 2014	251	152
SGX CNX Nifty Index Future	April 2014	321	62
SGX MSCI Singapore Index Future	April 2014	(63)	(54)
Soybean Meal Future	May 2014	85	420
Soybean Oil Future	May 2014	(11)	2
Sugar #11 (World Markets) Future	May 2014	(164)	(198)
Tokyo Price Index Future	June 2014	(33)	(135)
U.S. Treasury Long Bond Future, 20-Year	June 2014	(21)	(23)
U.S. Treasury Note Future, 10-Year	June 2014	(135)	(27)
U.S. Treasury Note Future, 5-Year	June 2014	(57)	(9)
			$2,353
JNL/BlackRock Global Allocation Fund
ASX SPI 200 Index Future	June 2014	5	$3
Euro STOXX 50 Future	June 2014	(730)	(1,269)
FTSE 100 Index Future	June 2014	14	7
Hang Seng China Enterprises Index Future	April 2014	7	9
MSCI Mini Emerging Markets Index Future	June 2014	(815)	(2,063)
S&P 500 E-Mini Index Future	June 2014	(1,108)	(852)
S&P/Toronto Stock Exchange 60 Index Future	June 2014	6	3
Tokyo Price Index Future	June 2014	10	(5)
Yen Denominated Nikkei 225 Future	June 2014	220	544
			$(3,623)
JNL/Goldman Sachs Core Plus Bond Fund
90-Day Eurodollar Future	December 2015	(603)	$418
90-Day Eurodollar Future	March 2016	(294)	154
90-Day Eurodollar Future	June 2016	(294)	187
Euro-Bobl Future	June 2014	114	27
Euro-BTP Future	June 2014	58	92

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
Euro-Bund Future	June 2014	48	36
Euro-Buxl Future	June 2014	(7)	$(14)
Japanese Government Bond Future, 10-Year	June 2014	(5)	7
U.K. Long Gilt Future	June 2014	(78)	(26)
U.S. Treasury Long Bond Future, 20-Year	June 2014	96	34
U.S. Treasury Note Future, 10-Year	June 2014	(164)	(9)
U.S. Treasury Note Future, 2-Year	June 2014	(122)	17
U.S. Treasury Note Future, 5-Year	June 2014	(424)	114
Ultra Long Term U.S. Treasury Bond Future, 30-Year	June 2014	(3)	—
			$1,037
JNL/Goldman Sachs Emerging Markets Debt Fund
90-Day Eurodollar Future	December 2015	(578)	$398
90-Day Eurodollar Future	March 2016	(580)	301
90-Day Eurodollar Future	June 2016	(580)	354
U.S. Treasury Long Bond Future, 20-Year	June 2014	(110)	(23)
U.S. Treasury Note Future, 10-Year	June 2014	(532)	406
U.S. Treasury Note Future, 2-Year	June 2014	233	(79)
U.S. Treasury Note Future, 5-Year	June 2014	(365)	313
Ultra Long Term U.S. Treasury Bond Future, 30-Year	June 2014	(100)	(165)
			$1,505
JNL/Mellon Capital Emerging Market Index Fund
MSCI Mini Emerging Markets Index Future	June 2014	428	$839

JNL/Mellon Capital S&P 500 Index Fund
S&P 500 E-Mini Index Future	June 2014	375	$121

JNL/Mellon Capital S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	June 2014	146	$10

JNL/Mellon Capital Small Cap Index Fund
Russell 2000 Mini Index Future	June 2014	252	$(382)

JNL/Mellon Capital International Index Fund
ASX SPI 200 Index Future	June 2014	32	$36
Euro STOXX 50 Future	June 2014	257	299
FTSE 100 Index Future	June 2014	97	45
Tokyo Price Index Future	June 2014	66	166
			$546
JNL/Mellon Capital Global Alpha Fund
Amsterdam Exchanges Index Future	April 2014	82	$353
ASX SPI 200 Index Future	June 2014	68	65
Australia Commonwealth Treasury Bond Future, 10-Year	June 2014	207	92
CAC40 10 Euro Future	April 2014	(32)	(36)
Canadian Government Bond Future, 10-Year	June 2014	23	(4)
Euro-Bund Future	June 2014	(29)	(25)
FTSE 100 Index Future	June 2014	(198)	(56)
FTSE/MIB Index Future	June 2014	(45)	(206)
German Stock Index Future	June 2014	77	675
Hang Seng Index Future	April 2014	75	$174
IBEX 35 Index Future	April 2014	(59)	(239)
S&P 500 E-Mini Index Future	June 2014	(40)	(8)
S&P/Toronto Stock Exchange 60 Index Future	June 2014	(37)	(41)
SGX Japanese Government Bond Future, 10-Year	June 2014	(71)	10
Tokyo Price Index Future	June 2014	183	(367)
U.K. Long Gilt Future	June 2014	(68)	(51)
U.S. Treasury Note Future, 10-Year	June 2014	227	(183)
			$153
JNL/Neuberger Berman Strategic Income Fund
3-Month Euro-Yen Future	June 2014	39	$(1)
3-Month New Zealand Bank Bill Future	June 2014	42	(12)
3-Month Sterling Interest Rate Future	December 2016	195	1
90-Day Eurodollar Future	December 2016	86	19
Australian Dollar Future	June 2014	(25)	(79)
Euro FX Currency Future	June 2014	(84)	99
Euro-Buxl Future	June 2014	(34)	1
New Zealand Dollar Future	June 2014	(76)	(168)
SGX Japanese Government Bond Future, 10-Year	June 2014	(105)	23
U.S. Treasury Long Bond Future, 20-Year	June 2014	(67)	(73)
U.S. Treasury Note Future, 10-Year	June 2014	(635)	398
U.S. Treasury Note Future, 2-Year	June 2014	(172)	45
U.S. Treasury Note Future, 5-Year	June 2014	(250)	165
Ultra Long Term U.S. Treasury Bond Future, 30-Year	June 2014	(110)	(286)
			$132
JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	September 2015	253	$(8)
90-Day Eurodollar Future	December 2015	70	(24)
90-Day Eurodollar Future	March 2016	455	(395)
Euro-Bund Future	June 2014	(35)	8
U.S. Treasury Note Future, 10-Year	June 2014	97	(43)
U.S. Treasury Note Future, 5-Year	June 2014	982	(899)
			$(1,361)
JNL/PIMCO Total Return Bond Fund
3-Month Euro Euribor Interest Rate Future	March 2015	147	$19
3-Month Euro Euribor Interest Rate Future	June 2015	147	34
3-Month Euro Euribor Interest Rate Future	September 2015	147	49
3-Month Euro Euribor Interest Rate Future	December 2015	147	(2)
90-Day Eurodollar Future	March 2015	115	33
90-Day Eurodollar Future	June 2015	4,183	(519)
90-Day Eurodollar Future	September 2015	3,970	434
90-Day Eurodollar Future	December 2015	8,399	(3,724)
90-Day Eurodollar Future	March 2016	2,759	(1,538)
90-Day Eurodollar Future	June 2016	536	(368)
90-Day Eurodollar Future	September 2016	502	144

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
U.S. Treasury Note Future, 10-Year	June 2014	210	(89)
U.S. Treasury Note Future, 5-Year	June 2014	8,036	$(7,290)
			$(12,817)
JNL/PPM America Floating Rate Income Fund
U.S. Treasury Long Bond Future, 20-Year	June 2014	(13)	$(14)
U.S. Treasury Note Future, 10-Year	June 2014	(141)	144
U.S. Treasury Note Future, 5-Year	June 2014	(108)	82
			$212
JNL/PPM America High Yield Bond Fund
U.S. Treasury Long Bond Future, 20-Year	June 2014	(36)	$(40)
U.S. Treasury Note Future, 10-Year	June 2014	(538)	600
U.S. Treasury Note Future, 5-Year	June 2014	(136)	103
Ultra Long Term U.S. Treasury Bond Future, 30-Year	June 2014	(151)	(287)
			$376
JNL/T.Rowe Price Short-Term Bond Fund
U.S. Treasury Note Future, 10-Year	June 2014	(165)	$69

JNL/WMC Balanced Fund
U.S. Treasury Note Future, 10-Year	June 2014	64	$6

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/AQR Managed Futures Strategy Fund
AUD/USD	06/18/2014	RBS	AUD	1,503	$1,386	$38
AUD/USD	06/18/2014	RBS	AUD	14,771	13,626	250
AUD/USD	06/18/2014	RBS	AUD	10,667	9,840	262
AUD/USD	06/18/2014	RBS	AUD	1,728	1,594	57
AUD/USD	06/18/2014	RBS	AUD	5,658	5,219	93
AUD/USD	06/18/2014	RBS	AUD	562	518	14
AUD/USD	06/18/2014	RBS	AUD	2,074	1,913	41
AUD/USD	06/18/2014	RBS	AUD	6,161	5,683	105
AUD/USD	06/18/2014	RBS	AUD	7,093	6,543	91
AUD/USD	06/18/2014	RBS	AUD	6,978	6,437	34
AUD/USD	06/18/2014	RBS	AUD	13,779	12,711	40
AUD/USD	06/18/2014	RBS	AUD	2,953	2,724	5
BRL/USD	06/18/2014	RBS	BRL	200	86	3
BRL/USD	06/18/2014	RBS	BRL	700	302	12
BRL/USD	06/18/2014	RBS	BRL	300	130	4
BRL/USD	06/18/2014	RBS	BRL	200	86	2
BRL/USD	06/18/2014	RBS	BRL	1,500	648	24
BRL/USD	06/18/2014	RBS	BRL	300	130	4
BRL/USD	06/18/2014	RBS	BRL	300	130	6
BRL/USD	06/18/2014	RBS	BRL	100	43	1
BRL/USD	06/18/2014	RBS	BRL	1,600	691	16
BRL/USD	06/18/2014	RBS	BRL	1,500	648	15
BRL/USD	06/18/2014	RBS	BRL	700	302	6
BRL/USD	06/18/2014	RBS	BRL	1,900	820	10
BRL/USD	06/18/2014	RBS	BRL	300	130	—
CAD/USD	06/18/2014	RBS	CAD	178	161	—
CAD/USD	06/18/2014	RBS	CAD	8,835	7,977	(27)
CAD/USD	06/18/2014	RBS	CAD	1,079	974	6
CAD/USD	06/18/2014	RBS	CAD	1,132	1,022	17
CAD/USD	06/18/2014	RBS	CAD	309	279	4
CAD/USD	06/18/2014	RBS	CAD	126	114	1
CAD/USD	06/18/2014	RBS	CAD	978	883	3
CAD/USD	06/18/2014	RBS	CAD	1,098	991	(4)
CHF/USD	06/18/2014	RBS	CHF	10	11	—
CHF/USD	06/18/2014	RBS	CHF	1	1	—
CZK/USD	06/18/2014	RBS	CZK	23,000	1,155	(5)
CZK/USD	06/18/2014	RBS	CZK	4,000	201	(1)
CZK/USD	06/18/2014	RBS	CZK	9,000	452	(4)
CZK/USD	06/18/2014	RBS	CZK	19,000	954	(15)
EUR/USD	06/18/2014	RBS	EUR	85	117	—
EUR/USD	06/18/2014	RBS	EUR	77,285	106,459	(11)
EUR/USD	06/18/2014	RBS	EUR	77,351	106,551	374
EUR/USD	06/18/2014	RBS	EUR	1	1	—
EUR/USD	06/18/2014	RBS	EUR	16,185	22,295	(142)
EUR/USD	06/18/2014	RBS	EUR	5,173	7,126	(91)
EUR/USD	06/18/2014	RBS	EUR	7,629	10,509	(87)
EUR/USD	06/18/2014	RBS	EUR	5,905	8,134	(71)
EUR/USD	06/18/2014	RBS	EUR	10,425	14,360	(139)
EUR/USD	06/18/2014	RBS	EUR	2,566	3,535	(8)
EUR/USD	06/18/2014	RBS	EUR	2,246	3,094	(12)
EUR/USD	06/18/2014	RBS	EUR	2,513	3,462	(9)
EUR/USD	06/18/2014	RBS	EUR	6,243	8,600	11
GBP/USD	06/18/2014	RBS	GBP	13,282	22,131	(31)
GBP/USD	06/18/2014	RBS	GBP	1,179	1,964	—
GBP/USD	06/18/2014	RBS	GBP	13,282	22,131	(48)
GBP/USD	06/18/2014	RBS	GBP	13,282	22,131	(42)
GBP/USD	06/18/2014	RBS	GBP	13,282	22,131	(80)
GBP/USD	06/18/2014	RBS	GBP	19,923	33,196	55
GBP/USD	06/18/2014	RBS	GBP	2,995	4,991	16
GBP/USD	06/18/2014	RBS	GBP	31	52	—
GBP/USD	06/18/2014	RBS	GBP	10,734	17,885	51
IDR/USD	06/18/2014	RBS	IDR	1,000,000	87	2
IDR/USD	06/18/2014	RBS	IDR	1,000,000	87	2
IDR/USD	06/18/2014	RBS	IDR	1,000,000	87	1
ILS/USD	06/18/2014	RBS	ILS	1,000	287	1
ILS/USD	06/18/2014	RBS	ILS	2,900	831	1
ILS/USD	06/18/2014	RBS	ILS	1,600	459	—
ILS/USD	06/18/2014	RBS	ILS	2,100	602	(2)
ILS/USD	06/18/2014	RBS	ILS	1,000	287	(2)
ILS/USD	06/18/2014	RBS	ILS	2,000	573	(3)
ILS/USD	06/18/2014	RBS	ILS	11,568	3,315	(12)
ILS/USD	06/18/2014	RBS	ILS	15,232	4,365	(17)
ILS/USD	06/18/2014	RBS	ILS	1,100	315	(1)
ILS/USD	06/18/2014	RBS	ILS	2,600	745	(2)
INR/USD	06/18/2014	RBS	INR	83,000	1,364	30
INR/USD	06/18/2014	RBS	INR	47,000	772	14
INR/USD	06/18/2014	RBS	INR	35,000	575	17
INR/USD	06/18/2014	RBS	INR	11,000	181	4
INR/USD	06/18/2014	RBS	INR	41,000	674	17
INR/USD	06/18/2014	RBS	INR	74,000	1,216	27
INR/USD	06/18/2014	RBS	INR	19,000	312	4
INR/USD	06/18/2014	RBS	INR	40,000	657	8
INR/USD	06/18/2014	RBS	INR	11,000	181	1
INR/USD	06/18/2014	RBS	INR	33,000	542	1
JPY/USD	06/18/2014	RBS	JPY	252,030	2,443	(46)
JPY/USD	06/18/2014	RBS	JPY	1,862,249	18,050	(225)
JPY/USD	06/18/2014	RBS	JPY	142,000	1,376	(12)
JPY/USD	06/18/2014	RBS	JPY	4,722	46	—
JPY/USD	06/18/2014	RBS	JPY	1,163,148	11,274	(73)
JPY/USD	06/18/2014	RBS	JPY	1,137,524	11,025	(188)
JPY/USD	06/18/2014	RBS	JPY	2,827,082	27,401	(407)
JPY/USD	06/18/2014	RBS	JPY	2,032,413	19,699	(340)
JPY/USD	06/18/2014	RBS	JPY	1,475,003	14,296	(231)
JPY/USD	06/18/2014	RBS	JPY	1,594,993	15,459	(122)
JPY/USD	06/18/2014	RBS	JPY	578,151	5,604	(39)
JPY/USD	06/18/2014	RBS	JPY	408,181	3,956	(39)
KRW/USD	06/18/2014	RBS	KRW	200,000	187	2
KRW/USD	06/18/2014	RBS	KRW	1,100,000	1,029	—
KRW/USD	06/18/2014	RBS	KRW	3,638,242	3,405	(3)
KRW/USD	06/18/2014	RBS	KRW	2,100,000	1,965	6
KRW/USD	06/18/2014	RBS	KRW	4,385,207	4,104	14
KRW/USD	06/18/2014	RBS	KRW	3,647,147	3,413	5
KRW/USD	06/18/2014	RBS	KRW	200,000	187	1
KRW/USD	06/18/2014	RBS	KRW	2,195,686	2,055	10
KRW/USD	06/18/2014	RBS	KRW	1,233,717	1,155	5
KRW/USD	06/18/2014	RBS	KRW	200,000	187	1
MXN/USD	06/18/2014	RBS	MXN	10,000	761	1
MXN/USD	06/18/2014	RBS	MXN	1,000	76	—
MYR/USD	06/18/2014	RBS	MYR	200	61	—
MYR/USD	06/18/2014	RBS	MYR	100	30	—
MYR/USD	06/18/2014	RBS	MYR	100	30	—
MYR/USD	06/18/2014	RBS	MYR	300	91	—
MYR/USD	06/18/2014	RBS	MYR	400	122	1
MYR/USD	06/18/2014	RBS	MYR	100	30	—
MYR/USD	06/18/2014	RBS	MYR	100	30	—
MYR/USD	06/18/2014	RBS	MYR	100	30	—
NOK/USD	06/18/2014	RBS	NOK	30,861	5,138	44
NOK/USD	06/18/2014	RBS	NOK	31,935	5,317	21
NOK/USD	06/18/2014	RBS	NOK	47,052	7,834	7
NOK/USD	06/18/2014	RBS	NOK	19,661	3,274	(6)
NOK/USD	06/18/2014	RBS	NOK	28,912	4,814	(8)
NOK/USD	06/18/2014	RBS	NOK	24,324	4,050	(5)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/AQR Managed Futures Strategy Fund (continued)
NOK/USD	06/18/2014	RBS	NOK	8,803	$1,466	$(16)
NOK/USD	06/18/2014	RBS	NOK	16,022	2,668	(3)
NOK/USD	06/18/2014	RBS	NOK	13,087	2,179	9
NZD/USD	06/18/2014	RBS	NZD	309	266	7
NZD/USD	06/18/2014	RBS	NZD	10,804	9,317	227
NZD/USD	06/18/2014	RBS	NZD	3,442	2,969	78
NZD/USD	06/18/2014	RBS	NZD	3,142	2,709	39
NZD/USD	06/18/2014	RBS	NZD	889	767	10
NZD/USD	06/18/2014	RBS	NZD	6,548	5,647	95
NZD/USD	06/18/2014	RBS	NZD	8,850	7,632	102
NZD/USD	06/18/2014	RBS	NZD	6,520	5,623	82
NZD/USD	06/18/2014	RBS	NZD	7,317	6,310	51
NZD/USD	06/18/2014	RBS	NZD	7,318	6,311	112
NZD/USD	06/18/2014	RBS	NZD	4,610	3,976	56
NZD/USD	06/18/2014	RBS	NZD	6,045	5,213	90
NZD/USD	06/18/2014	RBS	NZD	6,915	5,963	86
NZD/USD	06/18/2014	RBS	NZD	3,285	2,833	24
NZD/USD	06/18/2014	RBS	NZD	3,932	3,391	(6)
NZD/USD	06/18/2014	RBS	NZD	14,905	12,854	479
NZD/USD	06/18/2014	RBS	NZD	13,844	11,939	416
NZD/USD	06/18/2014	RBS	NZD	5,039	4,345	143
NZD/USD	06/18/2014	RBS	NZD	14,296	12,328	426
NZD/USD	06/18/2014	RBS	NZD	10,690	9,219	292
NZD/USD	06/18/2014	RBS	NZD	1,760	1,518	41
NZD/USD	06/18/2014	RBS	NZD	49	42	1
NZD/USD	06/18/2014	RBS	NZD	7,073	6,099	148
PHP/USD	06/18/2014	RBS	PHP	32,000	712	(4)
PHP/USD	06/18/2014	RBS	PHP	27,000	601	(4)
PLN/USD	06/18/2014	RBS	PLN	8,650	2,846	25
PLN/USD	06/18/2014	RBS	PLN	10,848	3,570	31
PLN/USD	06/18/2014	RBS	PLN	8,579	2,823	—
PLN/USD	06/18/2014	RBS	PLN	21,553	7,093	10
PLN/USD	06/18/2014	RBS	PLN	11,670	3,841	29
PLN/USD	06/18/2014	RBS	PLN	8,000	2,633	17
PLN/USD	06/18/2014	RBS	PLN	5,600	1,843	8
RUB/USD	06/18/2014	RBS	RUB	116,000	3,250	111
RUB/USD	06/18/2014	RBS	RUB	50,000	1,401	44
RUB/USD	06/18/2014	RBS	RUB	6,000	168	7
RUB/USD	06/18/2014	RBS	RUB	47,000	1,317	59
RUB/USD	06/18/2014	RBS	RUB	37,000	1,037	45
RUB/USD	06/18/2014	RBS	RUB	11,000	308	16
RUB/USD	06/18/2014	RBS	RUB	16,000	448	23
RUB/USD	06/18/2014	RBS	RUB	12,000	336	16
RUB/USD	06/18/2014	RBS	RUB	43,000	1,205	20
SEK/USD	06/18/2014	RBS	SEK	49,382	7,620	(44)
SEK/USD	06/18/2014	RBS	SEK	80,676	12,450	(47)
SEK/USD	06/18/2014	RBS	SEK	44,883	6,926	(21)
SEK/USD	06/18/2014	RBS	SEK	67,130	10,359	(73)
SEK/USD	06/18/2014	RBS	SEK	33,815	5,218	(68)
SEK/USD	06/18/2014	RBS	SEK	29,060	4,484	(59)
SEK/USD	06/18/2014	RBS	SEK	16,469	2,541	(35)
SEK/USD	06/18/2014	RBS	SEK	32,530	5,020	(101)
SEK/USD	06/18/2014	RBS	SEK	25,265	3,899	(53)
SEK/USD	06/18/2014	RBS	SEK	55,988	8,640	(170)
SEK/USD	06/18/2014	RBS	SEK	43,210	6,668	(59)
SEK/USD	06/18/2014	RBS	SEK	8,189	1,264	(10)
SGD/USD	06/18/2014	RBS	SGD	2,400	1,908	9
SGD/USD	06/18/2014	RBS	SGD	2,200	1,749	15
SGD/USD	06/18/2014	RBS	SGD	600	477	4
SGD/USD	06/18/2014	RBS	SGD	2,000	1,590	8
SGD/USD	06/18/2014	RBS	SGD	400	318	1
TRY/USD	06/18/2014	RBS	TRY	3,800	1,736	42
TWD/USD	06/18/2014	RBS	TWD	1,000	33	—
TWD/USD	06/18/2014	RBS	TWD	34,000	1,119	(7)
TWD/USD	06/18/2014	RBS	TWD	37,000	1,218	(9)
TWD/USD	06/18/2014	RBS	TWD	8,000	263	(2)
TWD/USD	06/18/2014	RBS	TWD	9,000	296	1
TWD/USD	06/18/2014	RBS	TWD	3,000	99	—
TWD/USD	06/18/2014	RBS	TWD	3,000	99	—
TWD/USD	06/18/2014	RBS	TWD	2,000	66	—
USD/AUD	06/18/2014	RBS	AUD	(1,256)	(1,159)	(44)
USD/AUD	06/18/2014	RBS	AUD	(16,571)	(15,286)	(558)
USD/AUD	06/18/2014	RBS	AUD	(2,096)	(1,934)	(67)
USD/AUD	06/18/2014	RBS	AUD	(82,992)	(76,558)	(2,175)
USD/AUD	06/18/2014	RBS	AUD	(4,099)	(3,781)	(88)
USD/AUD	06/18/2014	RBS	AUD	(1,518)	(1,400)	(39)
USD/AUD	06/18/2014	RBS	AUD	(5,173)	(4,772)	(106)
USD/AUD	06/18/2014	RBS	AUD	(6,561)	(6,052)	(136)
USD/BRL	06/18/2014	RBS	BRL	(1,652)	(713)	(26)
USD/BRL	06/18/2014	RBS	BRL	(1,635)	(706)	(16)
USD/BRL	06/18/2014	RBS	BRL	(1,231)	(531)	(19)
USD/BRL	06/18/2014	RBS	BRL	(1,231)	(531)	(18)
USD/BRL	06/18/2014	RBS	BRL	(1,362)	(588)	(22)
USD/BRL	06/18/2014	RBS	BRL	(1,390)	(600)	(22)
USD/CAD	06/18/2014	RBS	CAD	(18,673)	(16,860)	(41)
USD/CAD	06/18/2014	RBS	CAD	(18,673)	(16,860)	(31)
USD/CAD	06/18/2014	RBS	CAD	(18,505)	(16,708)	125
USD/CAD	06/18/2014	RBS	CAD	(37,010)	(33,416)	(66)
USD/CAD	06/18/2014	RBS	CAD	(14,581)	(13,165)	(57)
USD/CAD	06/18/2014	RBS	CAD	(5,019)	(4,532)	(9)
USD/CAD	06/18/2014	RBS	CAD	(7,955)	(7,183)	(23)
USD/CAD	06/18/2014	RBS	CAD	(7,890)	(7,124)	(5)
USD/CAD	06/18/2014	RBS	CAD	(478)	(432)	—
USD/CAD	06/18/2014	RBS	CAD	(2,283)	(2,061)	(19)
USD/CAD	06/18/2014	RBS	CAD	(601)	(543)	(10)
USD/CAD	06/18/2014	RBS	CAD	(140)	(126)	(2)
USD/CHF	06/18/2014	RBS	CHF	(1)	(1)	—
USD/CHF	06/18/2014	RBS	CHF	(492)	(557)	6
USD/CHF	06/18/2014	RBS	CHF	(352)	(398)	1
USD/CLP	06/18/2014	RBS	CLP	(702,381)	(1,271)	(27)
USD/CLP	06/18/2014	RBS	CLP	(702,381)	(1,271)	(28)
USD/CLP	06/18/2014	RBS	CLP	(393,208)	(711)	(27)
USD/CLP	06/18/2014	RBS	CLP	(362,029)	(655)	(25)
USD/COP	06/18/2014	RBS	COP	(1,696,779)	(855)	(33)
USD/COP	06/18/2014	RBS	COP	(5,703,221)	(2,875)	(101)
USD/CZK	06/18/2014	RBS	CZK	(120,029)	(6,026)	98
USD/CZK	06/18/2014	RBS	CZK	(46,000)	(2,310)	1
USD/CZK	06/18/2014	RBS	CZK	(26,000)	(1,305)	6
USD/EUR	06/18/2014	RBS	EUR	(10)	(14)	—
USD/EUR	06/18/2014	RBS	EUR	(2,330)	(3,210)	12
USD/EUR	06/18/2014	RBS	EUR	(10,970)	(15,111)	1
USD/EUR	06/18/2014	RBS	EUR	(3,951)	(5,442)	(7)
USD/EUR	06/18/2014	RBS	EUR	(6,982)	(9,618)	(30)
USD/EUR	06/18/2014	RBS	EUR	(14,918)	(20,549)	31
USD/EUR	06/18/2014	RBS	EUR	(10,183)	(14,027)	104
USD/EUR	06/18/2014	RBS	EUR	(313)	(431)	4
USD/EUR	06/18/2014	RBS	EUR	(13)	(18)	—
USD/EUR	06/18/2014	RBS	EUR	(32)	(44)	—
USD/EUR	06/18/2014	RBS	EUR	(7,199)	(9,917)	102
USD/EUR	06/18/2014	RBS	EUR	(7,031)	(9,685)	10
USD/EUR	06/18/2014	RBS	EUR	(11)	(15)	—
USD/EUR	06/18/2014	RBS	EUR	(5,009)	(6,900)	(29)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/AQR Managed Futures Strategy Fund (continued)
USD/GBP	06/18/2014	RBS	GBP	(129)	$(215)	$1
USD/GBP	06/18/2014	RBS	GBP	(281)	(468)	1
USD/GBP	06/18/2014	RBS	GBP	(298)	(497)	1
USD/GBP	06/18/2014	RBS	GBP	(1,241)	(2,068)	1
USD/GBP	06/18/2014	RBS	GBP	(10,086)	(16,805)	(74)
USD/GBP	06/18/2014	RBS	GBP	(3,350)	(5,582)	(2)
USD/GBP	06/18/2014	RBS	GBP	(1,427)	(2,378)	(8)
USD/GBP	06/18/2014	RBS	GBP	(2,672)	(4,452)	(11)
USD/GBP	06/18/2014	RBS	GBP	(672)	(1,120)	(5)
USD/GBP	06/18/2014	RBS	GBP	(5,740)	(9,564)	(26)
USD/GBP	06/18/2014	RBS	GBP	(3,537)	(5,893)	(49)
USD/GBP	06/18/2014	RBS	GBP	(2,711)	(4,517)	(48)
USD/GBP	06/18/2014	RBS	GBP	(4,993)	(8,319)	(91)
USD/GBP	06/18/2014	RBS	GBP	(790)	(1,316)	(14)
USD/GBP	06/18/2014	RBS	GBP	(1,040)	(1,733)	(13)
USD/HKD	06/18/2014	RBS	HKD	(1,799)	(232)	—
USD/HUF	06/18/2014	RBS	HUF	(573,958)	(2,562)	(26)
USD/HUF	06/18/2014	RBS	HUF	(656,042)	(2,928)	(39)
USD/HUF	06/18/2014	RBS	HUF	(10,000)	(45)	(1)
USD/IDR	06/18/2014	RBS	IDR	(18,400,000)	(1,597)	(29)
USD/ILS	06/18/2014	RBS	ILS	(1,400)	(401)	—
USD/ILS	06/18/2014	RBS	ILS	(1,400)	(401)	—
USD/INR	06/18/2014	RBS	INR	(39,608)	(651)	(18)
USD/INR	06/18/2014	RBS	INR	(59,325)	(975)	(24)
USD/INR	06/18/2014	RBS	INR	(43,059)	(708)	(10)
USD/INR	06/18/2014	RBS	INR	(39,409)	(648)	(14)
USD/INR	06/18/2014	RBS	INR	(36,599)	(601)	(11)
USD/JPY	06/18/2014	RBS	JPY	(4,511,540)	(43,728)	124
USD/JPY	06/18/2014	RBS	JPY	(4,216,838)	(40,872)	283
USD/JPY	06/18/2014	RBS	JPY	(938,716)	(9,098)	35
USD/JPY	06/18/2014	RBS	JPY	(1,498,714)	(14,526)	12
USD/JPY	06/18/2014	RBS	JPY	(1,773,317)	(17,188)	(14)
USD/JPY	06/18/2014	RBS	JPY	(4,064,163)	(39,392)	(26)
USD/JPY	06/18/2014	RBS	JPY	(1,037,400)	(10,055)	46
USD/JPY	06/18/2014	RBS	JPY	(2,038,325)	(19,756)	65
USD/JPY	06/18/2014	RBS	JPY	(70,000)	(678)	7
USD/JPY	06/18/2014	RBS	JPY	(113,630)	(1,101)	12
USD/JPY	06/18/2014	RBS	JPY	(245,815)	(2,383)	23
USD/KRW	06/18/2014	RBS	KRW	(1,600,000)	(1,497)	(13)
USD/KRW	06/18/2014	RBS	KRW	(1,900,000)	(1,778)	(7)
USD/KRW	06/18/2014	RBS	KRW	(3,000,000)	(2,807)	(22)
USD/KRW	06/18/2014	RBS	KRW	(3,900,000)	(3,650)	(23)
USD/KRW	06/18/2014	RBS	KRW	(3,200,000)	(2,995)	(14)
USD/KRW	06/18/2014	RBS	KRW	(400,000)	(374)	(4)
USD/KRW	06/18/2014	RBS	KRW	(2,400,000)	(2,246)	(33)
USD/KRW	06/18/2014	RBS	KRW	(300,000)	(281)	(3)
USD/MXN	06/18/2014	RBS	MXN	(5,000)	(381)	(7)
USD/MXN	06/18/2014	RBS	MXN	(1,000)	(76)	(1)
USD/MXN	06/18/2014	RBS	MXN	(42,863)	(3,263)	(35)
USD/MXN	06/18/2014	RBS	MXN	(115,137)	(8,766)	(124)
USD/MXN	06/18/2014	RBS	MXN	(18,000)	(1,370)	(20)
USD/MXN	06/18/2014	RBS	MXN	(14,000)	(1,066)	(18)
USD/MXN	06/18/2014	RBS	MXN	(9,000)	(685)	(6)
USD/MXN	06/18/2014	RBS	MXN	(4,000)	(305)	(4)
USD/MYR	06/18/2014	RBS	MYR	(300)	(91)	—
USD/MYR	06/18/2014	RBS	MYR	(22,800)	(6,945)	(2)
USD/MYR	06/18/2014	RBS	MYR	(100)	(30)	—
USD/MYR	06/18/2014	RBS	MYR	(200)	(61)	—
USD/MYR	06/18/2014	RBS	MYR	(800)	(244)	(3)
USD/NOK	06/18/2014	RBS	NOK	(78,628)	(13,092)	38
USD/NOK	06/18/2014	RBS	NOK	(38,957)	(6,486)	(99)
USD/NOK	06/18/2014	RBS	NOK	(70,079)	(11,668)	(137)
USD/NOK	06/18/2014	RBS	NOK	(31,979)	(5,325)	(39)
USD/NOK	06/18/2014	RBS	NOK	(60,231)	(10,029)	(93)
USD/PHP	06/18/2014	RBS	PHP	(147,209)	(3,276)	26
USD/PHP	06/18/2014	RBS	PHP	(98,062)	(2,183)	19
USD/PHP	06/18/2014	RBS	PHP	(98,282)	(2,187)	13
USD/PHP	06/18/2014	RBS	PHP	(98,216)	(2,186)	14
USD/PHP	06/18/2014	RBS	PHP	(65,230)	(1,452)	6
USD/PHP	06/18/2014	RBS	PHP	(51,000)	(1,135)	(13)
USD/PHP	06/18/2014	RBS	PHP	(54,000)	(1,202)	(15)
USD/PHP	06/18/2014	RBS	PHP	(13,000)	(289)	(2)
USD/PHP	06/18/2014	RBS	PHP	(20,000)	(445)	(1)
USD/PHP	06/18/2014	RBS	PHP	(25,000)	(556)	(3)
USD/PLN	06/18/2014	RBS	PLN	(2,100)	(691)	(7)
USD/PLN	06/18/2014	RBS	PLN	(4,900)	(1,613)	(16)
USD/PLN	06/18/2014	RBS	PLN	(1,200)	(395)	(3)
USD/PLN	06/18/2014	RBS	PLN	(1,600)	(527)	—
USD/PLN	06/18/2014	RBS	PLN	(4,200)	(1,382)	(9)
USD/PLN	06/18/2014	RBS	PLN	(12,000)	(3,949)	(31)
USD/PLN	06/18/2014	RBS	PLN	(9,100)	(2,995)	(11)
USD/PLN	06/18/2014	RBS	PLN	(4,700)	(1,547)	(14)
USD/PLN	06/18/2014	RBS	PLN	(3,500)	(1,152)	(6)
USD/PLN	06/18/2014	RBS	PLN	(2,700)	(889)	(5)
USD/PLN	06/18/2014	RBS	PLN	(4,200)	(1,382)	(11)
USD/PLN	06/18/2014	RBS	PLN	(400)	(132)	—
USD/RUB	06/18/2014	RBS	RUB	(55,481)	(1,555)	(81)
USD/RUB	06/18/2014	RBS	RUB	(70,164)	(1,966)	(65)
USD/RUB	06/18/2014	RBS	RUB	(70,164)	(1,966)	(59)
USD/RUB	06/18/2014	RBS	RUB	(70,164)	(1,966)	(69)
USD/RUB	06/18/2014	RBS	RUB	(70,164)	(1,966)	(79)
USD/RUB	06/18/2014	RBS	RUB	(84,814)	(2,376)	(99)
USD/RUB	06/18/2014	RBS	RUB	(70,270)	(1,969)	(81)
USD/RUB	06/18/2014	RBS	RUB	(84,814)	(2,376)	(108)
USD/RUB	06/18/2014	RBS	RUB	(63,963)	(1,792)	(79)
USD/RUB	06/18/2014	RBS	RUB	(51,000)	(1,429)	(57)
USD/RUB	06/18/2014	RBS	RUB	(13,000)	(364)	(7)
USD/SEK	06/18/2014	RBS	SEK	(41,809)	(6,452)	64
USD/SEK	06/18/2014	RBS	SEK	(70,043)	(10,809)	52
USD/SEK	06/18/2014	RBS	SEK	(35,076)	(5,413)	22
USD/SEK	06/18/2014	RBS	SEK	(27,691)	(4,273)	51
USD/SEK	06/18/2014	RBS	SEK	(55,383)	(8,546)	105
USD/SEK	06/18/2014	RBS	SEK	(12,912)	(1,992)	38
USD/SEK	06/18/2014	RBS	SEK	(14,445)	(2,229)	15
USD/SEK	06/18/2014	RBS	SEK	(67,503)	(10,417)	(11)
USD/SEK	06/18/2014	RBS	SEK	(59,120)	(9,123)	(28)
USD/SGD	06/18/2014	RBS	SGD	(1,200)	(954)	(7)
USD/SGD	06/18/2014	RBS	SGD	(4,500)	(3,578)	(36)
USD/SGD	06/18/2014	RBS	SGD	(1,900)	(1,511)	(15)
USD/SGD	06/18/2014	RBS	SGD	(400)	(318)	(2)
USD/SGD	06/18/2014	RBS	SGD	(1,577)	(1,253)	(10)
USD/SGD	06/18/2014	RBS	SGD	(2,357)	(1,874)	(9)
USD/SGD	06/18/2014	RBS	SGD	(3,976)	(3,161)	(23)
USD/SGD	06/18/2014	RBS	SGD	(308)	(245)	(2)
USD/SGD	06/18/2014	RBS	SGD	(1,182)	(939)	(6)
USD/SGD	06/18/2014	RBS	SGD	(2,100)	(1,670)	(10)
USD/SGD	06/18/2014	RBS	SGD	(2,000)	(1,590)	(11)
USD/SGD	06/18/2014	RBS	SGD	(3,300)	(2,624)	(13)
USD/SGD	06/18/2014	RBS	SGD	(1,600)	(1,272)	(6)
USD/SGD	06/18/2014	RBS	SGD	(200)	(159)	(2)
USD/SGD	06/18/2014	RBS	SGD	(700)	(556)	(9)
USD/SGD	06/18/2014	RBS	SGD	(5,100)	(4,055)	(52)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/AQR Managed Futures Strategy Fund (continued)
USD/SGD	06/18/2014	RBS	SGD	(1,700)	$(1,352)	$(11)
USD/TRY	06/18/2014	RBS	TRY	(4,956)	(2,264)	(66)
USD/TRY	06/18/2014	RBS	TRY	(4,956)	(2,264)	(80)
USD/TRY	06/18/2014	RBS	TRY	(5,031)	(2,298)	(92)
USD/TRY	06/18/2014	RBS	TRY	(5,034)	(2,299)	(109)
USD/TRY	06/18/2014	RBS	TRY	(4,700)	(2,147)	(113)
USD/TRY	06/18/2014	RBS	TRY	(5,222)	(2,385)	(126)
USD/TRY	06/18/2014	RBS	TRY	(800)	(365)	(17)
USD/TRY	06/18/2014	RBS	TRY	(100)	(46)	(2)
USD/TRY	06/18/2014	RBS	TRY	(700)	(320)	(14)
USD/TRY	06/18/2014	RBS	TRY	(1,000)	(457)	(20)
USD/TRY	06/18/2014	RBS	TRY	(800)	(365)	(18)
USD/TRY	06/18/2014	RBS	TRY	(2,600)	(1,188)	(57)
USD/TWD	06/18/2014	RBS	TWD	(797,000)	(26,233)	175
USD/TWD	06/18/2014	RBS	TWD	(52,000)	(1,712)	5
USD/TWD	06/18/2014	RBS	TWD	(55,000)	(1,810)	6
USD/TWD	06/18/2014	RBS	TWD	(69,000)	(2,271)	8
USD/TWD	06/18/2014	RBS	TWD	(39,000)	(1,284)	(2)
USD/TWD	06/18/2014	RBS	TWD	(83,000)	(2,732)	(14)
USD/TWD	06/18/2014	RBS	TWD	(54,000)	(1,777)	(13)
USD/ZAR	06/18/2014	RBS	ZAR	(12,000)	(1,126)	(35)
USD/ZAR	06/18/2014	RBS	ZAR	(95,810)	(8,991)	(255)
USD/ZAR	06/18/2014	RBS	ZAR	(58,290)	(5,470)	(198)
USD/ZAR	06/18/2014	RBS	ZAR	(3,000)	(282)	(9)
USD/ZAR	06/18/2014	RBS	ZAR	(4,000)	(375)	(7)
ZAR/USD	06/18/2014	RBS	ZAR	2,000	188	6
ZAR/USD	06/18/2014	RBS	ZAR	6,000	563	18
ZAR/USD	06/18/2014	RBS	ZAR	6,000	563	13
ZAR/USD	06/18/2014	RBS	ZAR	1,000	94	1
ZAR/USD	06/18/2014	RBS	ZAR	1,000	94	2
					$67,549	$(3,725)
JNL/BlackRock Global Allocation Fund
CHF/USD	04/25/2014	HSB	CHF	6,504	$7,359	$(102)
CHF/USD	05/02/2014	HSB	CHF	6,487	7,339	(92)
EUR/JPY	04/25/2014	BCL	JPY	(742,330)	(7,193)	(34)
EUR/USD	04/14/2014	BBH	EUR	637	878	(5)
GBP/USD	04/14/2014	BBH	GBP	301	501	(3)
JPY/EUR	04/25/2014	BCL	EUR	(5,196)	(7,158)	(24)
JPY/USD	04/10/2014	BNP	JPY	772,459	7,484	(14)
JPY/USD	04/25/2014	GSC	JPY	6,047	59	(1)
USD/CNY	01/30/2015	JPM	CNY	(8,728)	(1,398)	29
USD/CNY	01/30/2015	DUB	CNY	(8,731)	(1,399)	28
USD/CNY	01/30/2015	DUB	CNY	(8,732)	(1,399)	28
USD/CNY	01/30/2015	JPM	CNY	(8,735)	(1,400)	27
USD/CNY	01/30/2015	DUB	CNY	(8,738)	(1,400)	27
USD/CNY	01/30/2015	DUB	CNY	(17,947)	(2,876)	47
USD/EUR	04/03/2014	JPM	EUR	(2,050)	(2,824)	(36)
USD/EUR	04/03/2014	BNP	EUR	(6,577)	(9,061)	(68)
USD/EUR	04/04/2014	CSI	EUR	(5,158)	(7,106)	(96)
USD/EUR	04/04/2014	DUB	EUR	(5,158)	(7,106)	(99)
USD/EUR	04/10/2014	UBS	EUR	(5,579)	(7,686)	(13)
USD/EUR	04/10/2014	BNP	EUR	(5,579)	(7,686)	(13)
USD/EUR	04/11/2014	BCL	EUR	(4,114)	(5,668)	(44)
USD/EUR	04/11/2014	MSC	EUR	(5,200)	(7,164)	49
USD/EUR	04/11/2014	CSI	EUR	(5,551)	(7,647)	74
USD/EUR	04/11/2014	BCL	EUR	(5,556)	(7,654)	72
USD/EUR	04/24/2014	DUB	EUR	(7,527)	(10,369)	(31)
USD/EUR	04/24/2014	GSC	EUR	(5,396)	(7,433)	37
USD/EUR	04/25/2014	JPM	EUR	(5,364)	(7,390)	64
USD/EUR	05/02/2014	JPM	EUR	(5,392)	(7,428)	68
USD/EUR	05/02/2014	CSI	EUR	(5,353)	(7,374)	58
USD/EUR	05/08/2014	DUB	EUR	(2,143)	(2,951)	3
USD/EUR	05/08/2014	UBS	EUR	(5,354)	(7,375)	1
USD/EUR	05/08/2014	CSI	EUR	(3,385)	(4,664)	3
USD/EUR	05/09/2014	JPM	EUR	(5,910)	(8,141)	2
USD/EUR	05/09/2014	GSC	EUR	(5,153)	(7,098)	4
USD/JPY	04/03/2014	BOA	JPY	(583,937)	(5,657)	39
USD/JPY	04/03/2014	GSC	JPY	(601,289)	(5,826)	35
USD/JPY	04/07/2014	BNP	JPY	(1,200,000)	(11,627)	(47)
USD/JPY	04/10/2014	BNP	JPY	(772,459)	(7,484)	65
USD/JPY	04/11/2014	CSI	JPY	(556,889)	(5,396)	34
USD/JPY	04/11/2014	GSC	JPY	(634,098)	(6,144)	40
USD/JPY	04/17/2014	BNP	JPY	(628,839)	(6,093)	62
USD/JPY	04/17/2014	CSI	JPY	(324,785)	(3,147)	34
USD/JPY	04/17/2014	UBS	JPY	(955,767)	(9,261)	93
USD/JPY	05/08/2014	BOA	JPY	(657,669)	(6,373)	55
USD/JPY	05/09/2014	MSC	JPY	(1,282,739)	(12,430)	104
USD/JPY	05/12/2014	DUB	JPY	(960,000)	(9,303)	125
USD/MXN	04/03/2014	CSI	MXN	(42,040)	(3,220)	19
USD/MXN	04/30/2014	MSC	MXN	(38,789)	(2,965)	(6)
USD/MXN	04/30/2014	CSI	MXN	(21,170)	(1,618)	9
USD/MXN	05/08/2014	GSC	MXN	(15,818)	(1,208)	(29)
USD/MXN	05/15/2014	MSC	MXN	(23,865)	(1,822)	3
USD/MXN	05/29/2014	GSC	MXN	(61,395)	(4,682)	(116)
USD/MXN	05/29/2014	GSC	MXN	(18,995)	(1,448)	(35)
USD/MXN	05/29/2014	UBS	MXN	(14,107)	(1,076)	—
USD/MXN	06/26/2014	DUB	MXN	(61,885)	(4,709)	(49)
USD/MXN	06/26/2014	UBS	MXN	(29,504)	(2,245)	(50)
USD/MXN	07/10/2014	BCL	MXN	(42,879)	(3,259)	(80)
USD/MXN	07/24/2014	CSI	MXN	(30,935)	(2,349)	(22)
USD/MXN	08/07/2014	DUB	MXN	(46,662)	(3,539)	(81)
USD/MXN	09/04/2014	UBS	MXN	(48,071)	(3,638)	(36)
					$(266,947)	$112
JNL/BlackRock Large Cap Select Growth Fund
USD/JPY	05/28/2014	RBS	JPY	(1,969,722)	$(19,090)	$175

JNL/Capital Guardian Global Balanced Fund
BRL/USD	04/28/2014	JPM	BRL	250	$109	$2
EUR/JPY	04/14/2014	BNY	JPY	(19,055)	(185)	(1)
EUR/JPY	04/24/2014	JPM	JPY	(36,000)	(349)	3
EUR/PLN	04/04/2014	BOA	PLN	(2,300)	(761)	(7)
EUR/PLN	04/04/2014	BOA	PLN	(585)	(193)	(1)
EUR/PLN	04/04/2014	JPM	PLN	(585)	(193)	(1)
EUR/PLN	04/15/2014	JPM	PLN	(930)	(307)	(4)
EUR/PLN	04/15/2014	JPM	PLN	(580)	(192)	(2)
EUR/PLN	05/02/2014	JPM	PLN	(580)	(191)	—
EUR/SEK	04/03/2014	JPM	SEK	(1,545)	(239)	(1)
EUR/USD	04/04/2014	BOA	EUR	270	372	(1)
EUR/USD	04/04/2014	BOA	EUR	1	1	—
EUR/USD	04/07/2014	BOA	EUR	437	602	2
EUR/USD	04/11/2014	JPM	EUR	252	348	(2)
EUR/USD	04/11/2014	JPM	EUR	400	551	(4)
EUR/USD	04/14/2014	JPM	EUR	1,732	2,385	(15)
EUR/USD	04/14/2014	UBS	EUR	503	693	(7)
EUR/USD	04/14/2014	BNY	EUR	252	347	(3)
EUR/USD	04/23/2014	BOA	EUR	1,707	2,351	(24)
EUR/USD	04/24/2014	BOA	EUR	180	248	(2)
EUR/USD	04/24/2014	JPM	EUR	243	334	(3)
GBP/EUR	04/23/2014	BOA	EUR	(270)	(372)	5
GBP/EUR	04/28/2014	JPM	EUR	(275)	(379)	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Capital Guardian Global Balanced Fund (continued)
GBP/USD	04/11/2014	BOA	GBP	293	$488	$(2)
GBP/USD	04/11/2014	JPM	GBP	215	359	(1)
JPY/CAD	04/30/2014	CIT	CAD	(205)	(185)	(2)
JPY/EUR	04/07/2014	JPM	EUR	(140)	(193)	(3)
JPY/EUR	04/24/2014	CSI	EUR	(275)	(379)	(3)
JPY/USD	04/07/2014	JPM	JPY	19,470	189	(2)
JPY/USD	04/07/2014	BOA	JPY	76,766	744	(6)
JPY/USD	04/10/2014	BOA	JPY	97,806	948	(2)
JPY/USD	04/11/2014	JPM	JPY	36,156	350	—
JPY/USD	04/14/2014	JPM	JPY	244,247	2,367	(13)
MXN/USD	04/14/2014	UBS	MXN	2,435	186	3
MXN/USD	04/14/2014	BOA	MXN	2,500	191	—
NOK/SEK	04/11/2014	BNY	SEK	(3,725)	(575)	7
PLN/EUR	04/04/2014	JPM	EUR	(138)	(190)	3
PLN/EUR	04/04/2014	BOA	EUR	(136)	(187)	1
USD/AUD	04/24/2014	CSI	AUD	(1,200)	(1,111)	(18)
USD/BRL	04/07/2014	BOA	BRL	(5,431)	(2,390)	(95)
USD/BRL	04/28/2014	JPM	BRL	(930)	(407)	(11)
USD/CAD	04/04/2014	BOA	CAD	(1,716)	(1,552)	(5)
USD/EUR	04/03/2014	CSI	EUR	(100)	(138)	(1)
USD/EUR	04/04/2014	BNY	EUR	(3,503)	(4,826)	7
USD/EUR	04/04/2014	CSI	EUR	(1,938)	(2,670)	4
USD/EUR	04/04/2014	BNY	EUR	(140)	(193)	—
USD/EUR	04/04/2014	BOA	EUR	(270)	(372)	1
USD/EUR	04/04/2014	JPM	EUR	(1)	(2)	—
USD/EUR	04/11/2014	BOA	EUR	(950)	(1,309)	9
USD/EUR	04/11/2014	BOA	EUR	(370)	(510)	4
USD/EUR	04/11/2014	UBS	EUR	(135)	(186)	1
USD/EUR	04/14/2014	BNY	EUR	(800)	(1,102)	11
USD/EUR	04/24/2014	JPM	EUR	(270)	(372)	4
USD/JPY	04/24/2014	JPM	JPY	(56,755)	(550)	10
USD/JPY	04/24/2014	BOA	JPY	(468,636)	(4,541)	36
USD/KRW	04/03/2014	CSI	KRW	(2,091,845)	(1,965)	(12)
USD/MXN	04/04/2014	BOA	MXN	(18,807)	(1,440)	(25)
USD/MXN	04/14/2014	BOA	MXN	(5,675)	(434)	(8)
USD/MXN	04/14/2014	UBS	MXN	(2,435)	(186)	(3)
USD/MXN	04/24/2014	BOA	MXN	(3,710)	(284)	(3)
USD/MXN	04/29/2014	BOA	MXN	(2,245)	(172)	(1)
USD/ZAR	04/24/2014	JPM	ZAR	(750)	(71)	(2)
ZAR/USD	04/24/2014	JPM	ZAR	750	71	1
					$(17,619)	$(177)
JNL/Franklin Templeton Global Multisector Bond Fund
CLP/USD	05/06/2014	DUB	CLP	2,285,890	$4,153	$(491)
CLP/USD	09/17/2014	JPM	CLP	2,796,030	5,017	225
CLP/USD	10/24/2014	DUB	CLP	6,542,795	11,705	(921)
CLP/USD	12/15/2014	DUB	CLP	7,506,474	13,374	(169)
EUR/USD	05/09/2014	DUB	EUR	112	154	—
GHS/USD	03/10/2015	BCL	GHS	420	130	(5)
HUF/EUR	09/23/2014	JPM	EUR	(2,409)	(3,319)	(76)
HUF/EUR	09/25/2014	JPM	EUR	(1,909)	(2,630)	(34)
HUF/EUR	03/19/2015	JPM	EUR	(1,394)	(1,921)	35
HUF/EUR	03/19/2015	DUB	EUR	(4,650)	(6,407)	117
HUF/EUR	03/20/2015	JPM	EUR	(2,340)	(3,224)	47
HUF/EUR	03/20/2015	JPM	EUR	(2,328)	(3,207)	47
INR/USD	05/19/2014	JPM	INR	527,153	8,722	175
KRW/USD	05/07/2014	JPM	KRW	4,162,521	3,904	157
KRW/USD	06/17/2014	JPM	KRW	8,201,200	7,675	(44)
MXN/USD	04/23/2014	CIT	MXN	7,438	569	(21)
MXN/USD	06/09/2014	CIT	MXN	30,581	2,330	19
MXN/USD	06/10/2014	CIT	MXN	30,546	2,327	23
MXN/USD	06/12/2014	CIT	MXN	62,119	4,732	38
MXN/USD	06/13/2014	CIT	MXN	38,680	2,946	58
MXN/USD	06/20/2014	CIT	MXN	24,028	1,829	24
MXN/USD	06/23/2014	CIT	MXN	451,313	34,348	8
MXN/USD	07/10/2014	CIT	MXN	41,307	3,140	27
MXN/USD	07/15/2014	CIT	MXN	36,459	2,770	20
MXN/USD	08/19/2014	DUB	MXN	42,108	3,190	55
MXN/USD	08/25/2014	DUB	MXN	33,800	2,560	46
MXN/USD	08/29/2014	CIT	MXN	188,544	14,275	319
MXN/USD	09/10/2014	HSB	MXN	37,669	2,849	25
MXN/USD	10/14/2014	DUB	MXN	91,472	6,900	144
MXN/USD	10/21/2014	DUB	MXN	23,533	1,774	(20)
MXN/USD	10/22/2014	DUB	MXN	21,637	1,631	(13)
MXN/USD	10/23/2014	CIT	MXN	68,072	5,131	—
MXN/USD	10/23/2014	CIT	MXN	7,580	571	—
MXN/USD	12/05/2014	DUB	MXN	84,719	6,364	140
MXN/USD	12/16/2014	CIT	MXN	37,127	2,786	(11)
MXN/USD	12/18/2014	CIT	MXN	17,800	1,336	(1)
MXN/USD	01/12/2015	CIT	MXN	42,701	3,198	16
MXN/USD	03/17/2015	CIT	MXN	10,111	753	13
MXN/USD	03/24/2015	CIT	MXN	29,534	2,199	38
MYR/USD	04/02/2014	JPM	MYR	13,250	4,058	2
MYR/USD	05/06/2014	JPM	MYR	32,395	9,896	(517)
MYR/USD	06/20/2014	HSB	MYR	12,670	3,859	(4)
MYR/USD	07/01/2014	JPM	MYR	15,270	4,647	(63)
MYR/USD	07/01/2014	DUB	MYR	21,881	6,660	(90)
MYR/USD	07/02/2014	JPM	MYR	8,528	2,595	(49)
MYR/USD	07/02/2014	JPM	MYR	13,250	4,032	(6)
MYR/USD	07/03/2014	DUB	MYR	1,959	596	(12)
MYR/USD	07/07/2014	DUB	MYR	9,925	3,020	(61)
MYR/USD	08/06/2014	HSB	MYR	25,190	7,649	190
MYR/USD	08/07/2014	HSB	MYR	25,190	7,648	137
MYR/USD	10/01/2014	HSB	MYR	25,332	7,665	(50)
MYR/USD	10/24/2014	HSB	MYR	4,831	1,460	(32)
MYR/USD	10/27/2014	JPM	MYR	4,768	1,440	(48)
MYR/USD	01/08/2015	JPM	MYR	9,302	2,797	20
MYR/USD	01/09/2015	JPM	MYR	5,002	1,504	10
MYR/USD	01/12/2015	JPM	MYR	1,499	451	2
MYR/USD	02/23/2015	HSB	MYR	8,070	2,419	17
PHP/USD	06/25/2014	JPM	PHP	134,900	3,002	(44)
PHP/USD	06/26/2014	DUB	PHP	286,261	6,370	(115)
PHP/USD	06/27/2014	JPM	PHP	54,900	1,222	(38)
PHP/USD	06/30/2014	DUB	PHP	214,847	4,780	(180)
PHP/USD	07/01/2014	JPM	PHP	30,714	683	(26)
PLN/EUR	04/24/2014	DUB	EUR	(23,188)	(31,944)	310
PLN/EUR	05/07/2014	DUB	EUR	(9,149)	(12,603)	186
PLN/EUR	06/05/2014	DUB	EUR	(4,755)	(6,550)	272
PLN/EUR	12/15/2014	DUB	EUR	(8,754)	(12,060)	129
SEK/EUR	05/07/2014	DUB	EUR	(6,808)	(9,378)	(331)
SEK/EUR	06/13/2014	DUB	EUR	(21,877)	(30,136)	385
SEK/EUR	07/24/2014	DUB	EUR	(3,066)	(4,224)	(55)
SEK/EUR	09/05/2014	DUB	EUR	(15,517)	(21,374)	(346)
SGD/USD	05/06/2014	DUB	SGD	5,813	4,621	(89)
SGD/USD	05/30/2014	BCL	SGD	3,552	2,824	15
SGD/USD	06/19/2014	JPM	SGD	21,320	16,950	(50)
SGD/USD	09/15/2014	DUB	SGD	13,262	10,545	84
SGD/USD	09/24/2014	HSB	SGD	28,648	22,779	(221)
SGD/USD	03/11/2015	CIT	SGD	3,494	2,779	12
USD/EUR	04/03/2014	DUB	EUR	(522)	(720)	(48)
USD/EUR	04/07/2014	BCL	EUR	(820)	(1,129)	(74)
USD/EUR	04/11/2014	DUB	EUR	(818)	(1,127)	(56)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
USD/EUR	04/16/2014	HSB	EUR	(874)	$(1,204)	$(60)
USD/EUR	04/22/2014	JPM	EUR	(13,510)	(18,611)	(905)
USD/EUR	04/22/2014	JPM	EUR	(224)	(309)	(15)
USD/EUR	04/22/2014	BCL	EUR	(807)	(1,111)	(49)
USD/EUR	04/22/2014	DUB	EUR	(12,922)	(17,801)	(879)
USD/EUR	04/30/2014	BCL	EUR	(2,434)	(3,353)	(179)
USD/EUR	04/30/2014	DUB	EUR	(786)	(1,083)	(39)
USD/EUR	05/05/2014	BCL	EUR	(393)	(542)	(21)
USD/EUR	05/09/2014	DUB	EUR	(1,000)	(1,378)	(65)
USD/EUR	05/20/2014	GSC	EUR	(5,730)	(7,893)	(469)
USD/EUR	06/05/2014	BCL	EUR	(1,689)	(2,327)	(125)
USD/EUR	06/05/2014	DUB	EUR	(6,342)	(8,736)	(483)
USD/EUR	06/06/2014	DUB	EUR	(5,087)	(7,007)	(298)
USD/EUR	06/20/2014	BCL	EUR	(862)	(1,188)	(30)
USD/EUR	07/03/2014	DUB	EUR	(1,985)	(2,735)	(141)
USD/EUR	07/15/2014	DUB	EUR	(7,090)	(9,766)	(467)
USD/EUR	07/23/2014	DUB	EUR	(96)	(132)	(6)
USD/EUR	07/25/2014	GSC	EUR	(2,562)	(3,529)	(137)
USD/EUR	07/25/2014	DUB	EUR	(95)	(131)	(5)
USD/EUR	07/25/2014	DUB	EUR	(2,565)	(3,533)	(141)
USD/EUR	07/31/2014	JPM	EUR	(786)	(1,083)	(38)
USD/EUR	08/01/2014	UBS	EUR	(786)	(1,083)	(37)
USD/EUR	08/01/2014	DUB	EUR	(988)	(1,361)	(48)
USD/EUR	08/01/2014	DUB	EUR	(600)	(826)	(32)
USD/EUR	08/04/2014	HSB	EUR	(786)	(1,083)	(41)
USD/EUR	08/05/2014	BCL	EUR	(393)	(541)	(20)
USD/EUR	08/11/2014	DUB	EUR	(155)	(213)	(7)
USD/EUR	08/11/2014	DUB	EUR	(509)	(701)	(22)
USD/EUR	08/28/2014	DUB	EUR	(201)	(276)	(11)
USD/EUR	08/29/2014	DUB	EUR	(200)	(276)	(8)
USD/EUR	08/29/2014	DUB	EUR	(5,580)	(7,686)	(235)
USD/EUR	09/03/2014	DUB	EUR	(12,268)	(16,899)	(652)
USD/EUR	09/24/2014	GSC	EUR	(27,572)	(37,979)	(638)
USD/EUR	09/26/2014	CIT	EUR	(643)	(885)	(1)
USD/EUR	09/26/2014	BCL	EUR	(4,540)	(6,254)	(132)
USD/EUR	09/26/2014	BCL	EUR	(2,165)	(2,982)	(60)
USD/EUR	09/29/2014	JPM	EUR	(27,742)	(38,214)	(727)
USD/EUR	09/30/2014	CIT	EUR	(8,981)	(12,371)	(232)
USD/EUR	10/15/2014	DUB	EUR	(6,400)	(8,816)	(162)
USD/EUR	10/27/2014	BCL	EUR	(14,200)	(19,561)	(10)
USD/EUR	10/31/2014	DUB	EUR	(3,421)	(4,713)	(1)
USD/EUR	11/05/2014	DUB	EUR	(1,710)	(2,356)	(48)
USD/EUR	11/10/2014	DUB	EUR	(305)	(420)	(7)
USD/EUR	11/14/2014	DUB	EUR	(800)	(1,102)	(25)
USD/EUR	11/18/2014	DUB	EUR	(4,753)	(6,548)	(142)
USD/EUR	12/15/2014	CIT	EUR	(3,384)	(4,662)	9
USD/EUR	12/17/2014	DUB	EUR	(815)	(1,123)	(2)
USD/EUR	12/17/2014	DUB	EUR	(45,040)	(62,048)	(127)
USD/EUR	01/09/2015	DUB	EUR	(800)	(1,102)	(8)
USD/EUR	01/16/2015	DUB	EUR	(372)	(513)	(4)
USD/EUR	02/09/2015	DUB	EUR	(1,300)	(1,791)	11
USD/EUR	02/23/2015	DUB	EUR	(9,220)	(12,703)	(29)
USD/EUR	02/26/2015	BCL	EUR	(12,180)	(16,781)	(45)
USD/EUR	02/26/2015	BCL	EUR	(2,296)	(3,164)	(12)
USD/EUR	02/27/2015	DUB	EUR	(65)	(90)	(1)
USD/EUR	03/09/2015	BCL	EUR	(534)	(736)	(2)
USD/EUR	03/09/2015	BCL	EUR	(1,285)	(1,771)	(5)
USD/EUR	03/10/2015	CIT	EUR	(3,541)	(4,879)	22
USD/EUR	03/16/2015	JPM	EUR	(11,173)	(15,395)	90
USD/EUR	03/17/2015	BCL	EUR	(448)	(617)	7
USD/EUR	03/17/2015	CIT	EUR	(317)	(436)	6
USD/EUR	03/23/2015	BCL	EUR	(281)	(388)	4
USD/EUR	03/31/2015	DUB	EUR	(164)	(227)	—
USD/GBP	05/09/2014	DUB	GBP	(1,100)	(1,833)	(132)
USD/JPY	04/21/2014	JPM	JPY	(273,840)	(2,653)	158
USD/JPY	04/21/2014	BCL	JPY	(455,770)	(4,416)	269
USD/JPY	04/22/2014	JPM	JPY	(327,480)	(3,173)	172
USD/JPY	05/08/2014	BCL	JPY	(1,983,808)	(19,224)	835
USD/JPY	06/03/2014	DUB	JPY	(1,693,272)	(16,411)	379
USD/JPY	06/04/2014	JPM	JPY	(725,016)	(7,027)	163
USD/JPY	06/09/2014	JPM	JPY	(381,000)	(3,693)	134
USD/JPY	06/09/2014	CIT	JPY	(379,500)	(3,678)	149
USD/JPY	06/09/2014	HSB	JPY	(568,300)	(5,508)	232
USD/JPY	06/10/2014	JPM	JPY	(438,710)	(4,252)	207
USD/JPY	06/10/2014	HSB	JPY	(646,940)	(6,270)	418
USD/JPY	06/10/2014	BCL	JPY	(607,460)	(5,888)	355
USD/JPY	06/11/2014	DUB	JPY	(214,200)	(2,076)	153
USD/JPY	06/11/2014	JPM	JPY	(599,390)	(5,809)	433
USD/JPY	06/17/2014	JPM	JPY	(252,800)	(2,450)	225
USD/JPY	06/20/2014	DUB	JPY	(810,730)	(7,858)	33
USD/JPY	07/24/2014	CIT	JPY	(465,783)	(4,516)	166
USD/JPY	07/24/2014	JPM	JPY	(718,000)	(6,961)	246
USD/JPY	07/25/2014	JPM	JPY	(249,900)	(2,423)	98
USD/JPY	08/13/2014	CIT	JPY	(725,210)	(7,031)	509
USD/JPY	08/29/2014	JPM	JPY	(861,218)	(8,351)	512
USD/JPY	09/18/2014	BCL	JPY	(906,703)	(8,793)	418
USD/JPY	09/25/2014	GSC	JPY	(3,676,462)	(35,656)	1,444
USD/JPY	09/25/2014	HSB	JPY	(3,680,691)	(35,697)	1,403
USD/JPY	10/17/2014	JPM	JPY	(372,560)	(3,614)	(29)
USD/JPY	10/20/2014	JPM	JPY	(703,680)	(6,826)	343
USD/JPY	10/22/2014	BCL	JPY	(312,130)	(3,028)	173
USD/JPY	11/12/2014	CIT	JPY	(728,533)	(7,069)	285
USD/JPY	11/12/2014	CIT	JPY	(726,824)	(7,052)	321
USD/JPY	11/13/2014	JPM	JPY	(611,520)	(5,933)	250
USD/JPY	11/14/2014	DUB	JPY	(769,159)	(7,463)	279
USD/JPY	12/22/2014	HSB	JPY	(810,570)	(7,868)	23
USD/JPY	12/22/2014	DUB	JPY	(809,330)	(7,856)	35
USD/JPY	12/26/2014	CIT	JPY	(292,920)	(2,843)	(19)
USD/JPY	12/26/2014	BCL	JPY	(385,340)	(3,740)	(24)
USD/JPY	12/26/2014	CIT	JPY	(308,210)	(2,992)	(19)
USD/JPY	01/08/2015	GSC	JPY	(234,818)	(2,280)	(15)
USD/JPY	01/15/2015	BCL	JPY	(869,480)	(8,441)	(57)
USD/JPY	01/15/2015	JPM	JPY	(565,220)	(5,487)	(38)
USD/JPY	01/16/2015	DUB	JPY	(410,300)	(3,983)	(14)
USD/JPY	01/20/2015	JPM	JPY	(372,560)	(3,617)	(29)
USD/JPY	02/06/2015	JPM	JPY	(926,500)	(8,997)	179
USD/JPY	02/06/2015	SCB	JPY	(926,730)	(8,999)	177
USD/JPY	02/09/2015	JPM	JPY	(928,860)	(9,020)	156
USD/JPY	02/09/2015	BCL	JPY	(926,850)	(9,001)	175
USD/JPY	02/12/2015	JPM	JPY	(589,145)	(5,721)	66
USD/JPY	02/12/2015	HSB	JPY	(589,460)	(5,724)	59
USD/JPY	02/13/2015	CIT	JPY	(780,830)	(7,583)	78
USD/JPY	02/13/2015	JPM	JPY	(391,010)	(3,797)	31
USD/JPY	02/17/2015	CIT	JPY	(389,960)	(3,787)	34
USD/JPY	02/18/2015	JPM	JPY	(391,200)	(3,799)	53
USD/JPY	02/18/2015	GSC	JPY	(391,640)	(3,804)	55
USD/JPY	02/25/2015	BCL	JPY	(195,560)	(1,899)	10
USD/JPY	02/26/2015	BCL	JPY	(2,019,878)	(19,618)	133
USD/JPY	02/27/2015	DUB	JPY	(130,803)	(1,270)	13
USD/JPY	03/09/2015	BCL	JPY	(474,193)	(4,606)	31
USD/JPY	03/19/2015	CIT	JPY	(816,260)	(7,929)	111
USD/JPY	03/24/2015	DUB	JPY	(405,843)	(3,943)	32

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
USD/JPY	03/25/2015	BCL	JPY	(414,600)	$(4,028)	$31
UYU/USD	11/20/2014	CIT	UYU	19,800	815	(28)
UYU/USD	11/25/2014	CIT	UYU	19,900	818	(28)
UYU/USD	12/01/2014	CIT	UYU	29,650	1,216	(51)
UYU/USD	03/13/2015	CIT	UYU	13,180	525	3
					$(644,574)	$3,004
JNL/Franklin Templeton Mutual Shares Fund
EUR/USD	05/15/2014	HSB	EUR	37	$51	$1
EUR/USD	05/15/2014	BCL	EUR	268	369	3
EUR/USD	05/15/2014	BOA	EUR	312	430	7
EUR/USD	05/15/2014	BOA	EUR	155	214	4
EUR/USD	05/15/2014	HSB	EUR	155	214	4
EUR/USD	05/15/2014	SSB	EUR	155	214	4
EUR/USD	05/15/2014	BCL	EUR	155	214	4
EUR/USD	05/15/2014	HSB	EUR	106	146	3
EUR/USD	05/15/2014	BOA	EUR	178	245	5
EUR/USD	05/15/2014	HSB	EUR	44	60	1
EUR/USD	05/15/2014	BOA	EUR	332	457	4
EUR/USD	05/15/2014	BCL	EUR	135	186	1
EUR/USD	05/15/2014	BCL	EUR	466	642	1
EUR/USD	07/17/2014	BOA	EUR	419	577	(4)
EUR/USD	07/17/2014	BOA	EUR	638	879	(6)
EUR/USD	07/17/2014	BOA	EUR	361	497	(4)
EUR/USD	07/17/2014	BCL	EUR	323	445	(4)
EUR/USD	07/17/2014	BCL	EUR	381	524	(5)
EUR/USD	07/17/2014	BOA	EUR	70	96	(1)
EUR/USD	07/17/2014	HSB	EUR	85	117	(1)
EUR/USD	07/17/2014	BOA	EUR	76	104	—
EUR/USD	07/17/2014	HSB	EUR	220	302	—
EUR/USD	07/17/2014	BCL	EUR	42	57	—
GBP/USD	08/19/2014	BOA	GBP	1,095	1,824	3
GBP/USD	08/19/2014	SSB	GBP	843	1,405	2
GBP/USD	08/19/2014	HSB	GBP	169	281	1
GBP/USD	08/19/2014	SSB	GBP	1,179	1,963	4
GBP/USD	08/19/2014	BOA	GBP	79	131	—
GBP/USD	08/19/2014	BCL	GBP	237	394	1
GBP/USD	08/19/2014	SSB	GBP	316	526	1
GBP/USD	08/19/2014	HSB	GBP	316	526	1
GBP/USD	08/19/2014	BCL	GBP	255	425	1
GBP/USD	08/19/2014	BOA	GBP	255	425	1
GBP/USD	08/19/2014	SSB	GBP	128	213	1
GBP/USD	08/19/2014	BCL	GBP	79	132	1
GBP/USD	08/19/2014	BOA	GBP	75	125	1
GBP/USD	08/19/2014	BCL	GBP	86	143	1
GBP/USD	08/19/2014	BOA	GBP	86	143	1
GBP/USD	08/19/2014	SSB	GBP	86	143	1
GBP/USD	08/19/2014	BOA	GBP	69	116	1
GBP/USD	08/19/2014	HSB	GBP	69	116	1
GBP/USD	08/19/2014	BOA	GBP	67	111	1
KRW/USD	08/12/2014	CSI	KRW	160,197	150	1
KRW/USD	08/12/2014	HSB	KRW	172,905	161	1
KRW/USD	08/12/2014	HSB	KRW	184,545	172	1
KRW/USD	08/12/2014	HSB	KRW	51,198	48	—
KRW/USD	08/12/2014	BOA	KRW	129,763	121	1
KRW/USD	08/12/2014	BOA	KRW	64,893	61	—
KRW/USD	08/12/2014	CSI	KRW	64,875	61	—
KRW/USD	08/12/2014	BOA	KRW	147,565	138	2
USD/CHF	08/12/2014	BOA	CHF	(144)	(163)	1
USD/CHF	08/12/2014	HSB	CHF	(16)	(18)	—
USD/CHF	08/12/2014	BOA	CHF	(147)	(166)	1
USD/CHF	08/12/2014	BCL	CHF	(53)	(60)	1
USD/CHF	08/12/2014	BOA	CHF	(104)	(117)	1
USD/CHF	08/12/2014	BCL	CHF	(182)	(206)	3
USD/CHF	08/12/2014	BOA	CHF	(238)	(269)	3
USD/CHF	08/12/2014	SSB	CHF	(32)	(37)	—
USD/CHF	08/12/2014	SSB	CHF	(42)	(47)	—
USD/CHF	08/12/2014	BOA	CHF	(48)	(54)	—
USD/CHF	08/12/2014	BOA	CHF	(143)	(162)	—
USD/CHF	08/12/2014	SSB	CHF	(46)	(52)	—
USD/CHF	08/12/2014	SSB	CHF	(79)	(89)	—
USD/EUR	05/15/2014	BCL	EUR	(172)	(237)	(1)
USD/EUR	05/15/2014	SSB	EUR	(86)	(118)	(1)
USD/EUR	05/15/2014	BOA	EUR	(86)	(118)	(1)
USD/EUR	05/15/2014	HSB	EUR	(86)	(118)	(1)
USD/EUR	05/15/2014	BOA	EUR	(49)	(67)	(1)
USD/EUR	05/15/2014	BOA	EUR	(70)	(97)	(1)
USD/EUR	05/15/2014	HSB	EUR	(55)	(75)	—
USD/EUR	05/15/2014	BOA	EUR	(91)	(125)	1
USD/EUR	05/15/2014	HSB	EUR	(91)	(125)	1
USD/EUR	05/15/2014	BOA	EUR	(14,463)	(19,924)	(478)
USD/EUR	05/15/2014	SSB	EUR	(214)	(295)	(3)
USD/EUR	05/15/2014	BCL	EUR	(107)	(147)	(2)
USD/EUR	05/15/2014	BOA	EUR	(214)	(295)	(3)
USD/EUR	05/15/2014	BCL	EUR	(1,699)	(2,340)	(34)
USD/EUR	05/15/2014	HSB	EUR	(113)	(156)	(2)
USD/EUR	05/15/2014	BOA	EUR	(254)	(350)	(3)
USD/EUR	05/15/2014	SSB	EUR	(254)	(350)	(4)
USD/EUR	05/15/2014	BOA	EUR	(484)	(667)	(8)
USD/EUR	05/15/2014	HSB	EUR	(98)	(135)	(2)
USD/EUR	05/15/2014	BOA	EUR	(196)	(270)	(3)
USD/EUR	05/15/2014	HSB	EUR	(157)	(217)	(2)
USD/EUR	05/15/2014	HSB	EUR	(113)	(155)	(1)
USD/EUR	05/15/2014	SSB	EUR	(113)	(155)	(1)
USD/EUR	05/15/2014	BCL	EUR	(56)	(76)	(1)
USD/EUR	05/15/2014	BOA	EUR	(108)	(149)	(1)
USD/EUR	05/15/2014	SSB	EUR	(157)	(216)	(1)
USD/EUR	05/15/2014	BCL	EUR	(157)	(216)	(1)
USD/EUR	05/15/2014	BOA	EUR	(157)	(216)	(2)
USD/EUR	05/15/2014	HSB	EUR	(157)	(216)	(2)
USD/EUR	05/15/2014	BCL	EUR	(114)	(157)	(2)
USD/EUR	05/15/2014	BOA	EUR	(172)	(237)	—
USD/EUR	05/15/2014	BCL	EUR	(86)	(118)	—
USD/EUR	05/15/2014	HSB	EUR	(86)	(118)	—
USD/EUR	05/19/2014	BOA	EUR	(71)	(97)	(2)
USD/EUR	07/17/2014	BOA	EUR	(154)	(212)	(2)
USD/EUR	07/17/2014	HSB	EUR	(476)	(656)	(9)
USD/EUR	07/17/2014	BOA	EUR	(22,657)	(31,209)	(403)
USD/EUR	07/17/2014	HSB	EUR	(224)	(308)	(3)
USD/EUR	07/17/2014	BOA	EUR	(64)	(88)	(1)
USD/EUR	07/17/2014	BCL	EUR	(66)	(90)	(1)
USD/EUR	07/17/2014	HSB	EUR	(55)	(75)	—
USD/EUR	07/17/2014	BOA	EUR	(58)	(79)	—
USD/EUR	07/17/2014	SSB	EUR	(55)	(75)	—
USD/GBP	08/19/2014	BCL	GBP	(335)	(558)	(1)
USD/GBP	08/19/2014	BCL	GBP	(275)	(458)	2
USD/GBP	08/19/2014	BOA	GBP	(12,651)	(21,068)	66
USD/GBP	08/19/2014	BCL	GBP	(26,000)	(43,299)	121
USD/GBP	08/19/2014	HSB	GBP	(19,500)	(32,474)	98
USD/GBP	08/19/2014	SSB	GBP	(89)	(148)	—
USD/GBP	08/19/2014	CSI	GBP	(83)	(138)	—
USD/GBP	08/19/2014	BOA	GBP	(83)	(138)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)
USD/GBP	08/19/2014	BCL	GBP	(363)	$(605)	$1
USD/GBP	08/19/2014	BOA	GBP	(174)	(290)	1
USD/KRW	08/12/2014	HSB	KRW	(267,434)	(250)	(3)
USD/KRW	08/12/2014	BOA	KRW	(616,923)	(576)	(7)
USD/KRW	08/12/2014	CSI	KRW	(308,462)	(288)	(3)
USD/KRW	08/12/2014	HSB	KRW	(277,494)	(259)	(3)
USD/KRW	08/12/2014	BOA	KRW	(693,925)	(648)	(4)
USD/KRW	08/12/2014	CSI	KRW	(2,621,177)	(2,447)	(15)
USD/KRW	08/12/2014	HSB	KRW	(1,045,259)	(976)	(6)
USD/KRW	08/12/2014	BOA	KRW	(690,887)	(645)	(1)
USD/KRW	08/12/2014	CSI	KRW	(767,280)	(716)	(1)
USD/KRW	08/12/2014	HSB	KRW	(1,458,781)	(1,362)	(3)
USD/KRW	08/12/2014	CSI	KRW	(768,281)	(717)	(2)
USD/KRW	08/12/2014	CSI	KRW	(384,112)	(359)	(1)
USD/KRW	08/12/2014	HSB	KRW	(571,109)	(533)	(1)
USD/KRW	08/12/2014	BOA	KRW	(299,253)	(279)	—
USD/KRW	08/12/2014	CSI	KRW	(1,122,651)	(1,048)	1
USD/KRW	08/12/2014	HSB	KRW	(1,499,598)	(1,400)	2
USD/KRW	08/12/2014	HSB	KRW	(73,031)	(68)	—
USD/KRW	08/12/2014	BOA	KRW	(366,255)	(342)	(1)
USD/KRW	08/12/2014	HSB	KRW	(201,928)	(188)	(1)
USD/KRW	08/12/2014	CSI	KRW	(92,271)	(86)	(1)
USD/KRW	08/12/2014	CSI	KRW	(81,640)	(76)	(1)
USD/KRW	08/12/2014	CSI	KRW	(147,703)	(138)	(1)
USD/KRW	08/12/2014	HSB	KRW	(198,879)	(186)	(1)
USD/KRW	08/12/2014	HSB	KRW	(121,474)	(113)	—
USD/KRW	08/12/2014	HSB	KRW	(134,555)	(126)	—
					$(158,492)	$(689)
JNL/Goldman Sachs Core Plus Bond Fund
AUD/EUR	06/18/2014	MSC	EUR	(954)	$(1,314)	$40
AUD/GBP	06/18/2014	WBC	GBP	(798)	(1,330)	25
AUD/USD	06/18/2014	WBC	AUD	4,444	4,099	112
AUD/USD	06/18/2014	BCL	AUD	1,464	1,351	26
BRL/USD	04/07/2014	DUB	BRL	370	163	6
BRL/USD	04/07/2014	UBS	BRL	1,586	698	29
BRL/USD	04/11/2014	UBS	BRL	1,566	688	22
BRL/USD	04/14/2014	UBS	BRL	1,575	692	27
BRL/USD	04/17/2014	UBS	BRL	1,566	688	26
BRL/USD	04/17/2014	MSC	BRL	2,344	1,029	26
BRL/USD	04/17/2014	DUB	BRL	1,582	695	13
CAD/USD	06/18/2014	RBC	CAD	1,422	1,284	11
CAD/USD	06/18/2014	SSB	CAD	738	666	3
CAD/USD	06/18/2014	CSI	CAD	737	666	3
CAD/USD	06/18/2014	RBC	CAD	2,940	2,654	3
CAD/USD	06/18/2014	RBC	CAD	746	673	10
CAD/USD	06/18/2014	CGM	CAD	740	668	1
CHF/EUR	06/18/2014	CSI	EUR	(2,399)	(3,304)	(12)
CHF/EUR	06/18/2014	UBS	EUR	(476)	(656)	—
CHF/EUR	06/18/2014	UBS	EUR	(476)	(656)	—
CHF/EUR	06/18/2014	CSI	EUR	(479)	(660)	1
CHF/EUR	06/18/2014	UBS	EUR	(480)	(661)	—
CHF/EUR	06/18/2014	UBS	EUR	(483)	(665)	2
CLP/USD	04/10/2014	CGM	CLP	382,436	697	34
CNH/USD	05/27/2014	MSC	CNH	4,101	659	(9)
CNH/USD	05/27/2014	MSC	CNH	4,104	660	(8)
CNH/USD	05/27/2014	BCL	CNH	8,619	1,385	(21)
CNH/USD	06/18/2014	DUB	CNH	3,601	578	(5)
CNH/USD	06/18/2014	DUB	CNH	4,095	658	(5)
CNH/USD	06/18/2014	BNP	CNH	8,230	1,322	(3)
CNH/USD	06/18/2014	DUB	CNH	4,020	646	(2)
COP/USD	04/21/2014	BOA	COP	1,346,115	682	19
EUR/AUD	06/18/2014	WBC	AUD	(730)	(674)	(18)
EUR/AUD	06/18/2014	BCL	AUD	(367)	(339)	(10)
EUR/AUD	06/18/2014	BNP	AUD	(366)	(338)	(7)
EUR/CHF	06/18/2014	BCL	CHF	(3,187)	(3,607)	7
EUR/CHF	06/18/2014	CGM	CHF	(3,187)	(3,608)	7
EUR/CHF	06/18/2014	CSI	CHF	(1,660)	(1,879)	4
EUR/CHF	06/18/2014	CSI	CHF	(3,090)	(3,498)	8
EUR/CHF	06/18/2014	JPM	CHF	(3,094)	(3,502)	7
EUR/CHF	06/18/2014	UBS	CHF	(1,151)	(1,303)	3
EUR/CHF	06/18/2014	UBS	CHF	(4,154)	(4,702)	17
EUR/CHF	06/18/2014	ABN	CHF	(3,099)	(3,508)	12
EUR/CHF	06/18/2014	CSI	CHF	(2,485)	(2,813)	(3)
EUR/HUF	06/18/2014	BOA	HUF	(17,898)	(80)	(1)
EUR/HUF	06/18/2014	DUB	HUF	(148,513)	(663)	(7)
EUR/HUF	06/18/2014	BOA	HUF	(150,636)	(672)	(11)
EUR/HUF	06/18/2014	BNP	HUF	(151,404)	(676)	(5)
EUR/SEK	06/18/2014	DUB	SEK	(17,518)	(2,703)	17
EUR/USD	06/18/2014	CIT	EUR	478	658	(4)
EUR/USD	06/18/2014	DUB	EUR	954	1,314	(13)
EUR/USD	06/18/2014	CSI	EUR	965	1,329	(1)
EUR/USD	06/18/2014	RBC	EUR	967	1,332	—
EUR/USD	06/18/2014	UBS	EUR	964	1,328	(3)
EUR/USD	06/18/2014	DUB	EUR	967	1,332	(2)
EUR/USD	06/18/2014	BNP	EUR	487	671	3
GBP/AUD	06/18/2014	WBC	AUD	(731)	(675)	(3)
GBP/USD	06/18/2014	CGM	GBP	1,201	2,001	(5)
GBP/USD	06/18/2014	RBC	GBP	400	666	4
GBP/USD	06/18/2014	RBS	GBP	399	665	2
GBP/USD	06/18/2014	BCL	GBP	399	665	3
GBP/USD	06/18/2014	BCL	GBP	399	665	3
GBP/USD	06/18/2014	SCB	GBP	400	666	5
GBP/USD	06/18/2014	MSC	GBP	398	663	2
GBP/USD	06/18/2014	HSB	GBP	401	668	7
GBP/USD	06/18/2014	RBC	GBP	402	670	7
GBP/USD	06/18/2014	MSC	GBP	803	1,338	3
GBP/USD	06/18/2014	BCL	GBP	402	670	2
HUF/EUR	06/18/2014	BOA	EUR	(481)	(663)	12
HUF/EUR	06/18/2014	HSB	EUR	(332)	(458)	10
HUF/EUR	06/18/2014	HSB	EUR	(478)	(658)	15
HUF/EUR	06/18/2014	BOA	EUR	(57)	(79)	2
HUF/EUR	06/18/2014	BOA	EUR	(477)	(657)	11
INR/USD	04/04/2014	RBC	INR	40,982	686	26
INR/USD	04/04/2014	BCL	INR	44,070	738	22
INR/USD	04/04/2014	JPM	INR	40,752	682	17
JPY/CHF	06/18/2014	BCL	CHF	(1,365)	(1,545)	13
JPY/USD	06/18/2014	DUB	JPY	67,690	656	(7)
KRW/USD	04/24/2014	RBC	KRW	1,432,125	1,344	8
MXN/USD	05/09/2014	BCL	MXN	92,975	7,101	13
MXN/USD	06/18/2014	RBC	MXN	8,849	674	8
MXN/USD	06/18/2014	SSB	MXN	17,624	1,342	10
MXN/USD	06/18/2014	SSB	MXN	86,027	6,550	103
MXN/USD	06/18/2014	SSB	MXN	8,795	670	8
MXN/USD	06/18/2014	SSB	MXN	17,556	1,337	13
MXN/USD	06/18/2014	SSB	MXN	17,640	1,343	14
MYR/USD	04/04/2014	SCB	MYR	2,632	806	4
MYR/USD	04/11/2014	UBS	MYR	4,152	1,271	5
MYR/USD	04/11/2014	DUB	MYR	2,017	617	3
MYR/USD	04/14/2014	JPM	MYR	7,338	2,245	15
MYR/USD	04/14/2014	MSC	MYR	1,419	434	2
MYR/USD	04/14/2014	WBC	MYR	765	234	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
MYR/USD	04/14/2014	BCL	MYR	6,529	$1,998	$10
MYR/USD	05/02/2014	BNP	MYR	8,145	2,489	14
MYR/USD	05/02/2014	HSB	MYR	2,215	677	3
NOK/EUR	06/18/2014	HSB	EUR	(972)	(1,339)	4
NOK/SEK	06/18/2014	JPM	SEK	(8,445)	(1,303)	14
NOK/SEK	06/18/2014	BCL	SEK	(8,451)	(1,304)	12
NOK/USD	06/18/2014	JPM	NOK	4,623	770	1
NZD/USD	06/18/2014	WBC	NZD	773	667	9
NZD/USD	06/18/2014	WBC	NZD	776	669	11
NZD/USD	06/18/2014	WBC	NZD	774	667	9
NZD/USD	06/18/2014	WBC	NZD	1,558	1,344	24
PHP/USD	04/10/2014	DUB	PHP	24,931	556	(7)
PHP/USD	04/11/2014	HSB	PHP	29,584	660	(5)
PHP/USD	04/11/2014	DUB	PHP	28,591	637	2
PHP/USD	04/11/2014	JPM	PHP	40,053	893	4
PLN/EUR	06/18/2014	BOA	EUR	(476)	(656)	6
PLN/EUR	06/18/2014	DUB	EUR	(1,290)	(1,777)	1
PLN/HUF	06/18/2014	DUB	HUF	(150,311)	(671)	(6)
PLN/HUF	06/18/2014	BOA	HUF	(150,622)	(672)	(7)
PLN/USD	06/18/2014	BCL	PLN	2,977	980	7
PLN/USD	06/18/2014	DUB	PLN	3,070	1,010	10
PLN/USD	06/18/2014	JPM	PLN	3,227	1,062	10
PLN/USD	06/18/2014	UBS	PLN	2,977	980	3
RUB/USD	04/04/2014	DUB	RUB	25,175	718	32
RUB/USD	04/04/2014	CSI	RUB	23,989	684	21
RUB/USD	04/04/2014	CSI	RUB	5,110	146	5
RUB/USD	04/07/2014	CSI	RUB	24,364	694	31
RUB/USD	04/07/2014	CSI	RUB	48,030	1,368	43
RUB/USD	04/11/2014	CSI	RUB	24,389	694	28
RUB/USD	04/14/2014	CSI	RUB	64,617	1,837	87
RUB/USD	04/14/2014	UBS	RUB	25,025	711	34
RUB/USD	04/28/2014	CSI	RUB	48,078	1,362	31
RUB/USD	04/28/2014	CSI	RUB	47,552	1,347	14
TRY/USD	06/18/2014	MSC	TRY	1,469	671	33
USD/AUD	06/18/2014	HSB	AUD	(1,494)	(1,378)	(39)
USD/AUD	06/18/2014	WBC	AUD	(735)	(678)	(14)
USD/AUD	06/18/2014	MSC	AUD	(734)	(677)	(19)
USD/AUD	06/18/2014	WBC	AUD	(1,468)	(1,354)	(38)
USD/AUD	06/18/2014	CGM	AUD	(728)	(672)	(18)
USD/AUD	06/18/2014	WBC	AUD	(725)	(669)	(6)
USD/BRL	04/07/2014	RBC	BRL	(1,576)	(694)	(25)
USD/BRL	04/07/2014	UBS	BRL	(1,555)	(684)	(16)
USD/BRL	04/11/2014	RBC	BRL	(1,154)	(507)	(12)
USD/BRL	04/14/2014	UBS	BRL	(1,554)	(683)	(22)
USD/BRL	04/16/2014	CGM	BRL	(11,527)	(5,062)	(273)
USD/BRL	04/17/2014	MSC	BRL	(3,146)	(1,381)	(57)
USD/BRL	04/17/2014	MSC	BRL	(1,544)	(678)	(12)
USD/BRL	04/30/2014	HSB	BRL	(3,058)	(1,338)	(2)
USD/BRL	04/30/2014	MSC	BRL	(1,537)	(673)	(5)
USD/BRL	04/30/2014	RBC	BRL	(1,533)	(671)	(3)
USD/CAD	06/18/2014	SSB	CAD	(10,340)	(9,336)	(60)
USD/CAD	06/18/2014	DUB	CAD	(734)	(663)	(1)
USD/CAD	06/18/2014	RBC	CAD	(1,493)	(1,348)	(26)
USD/CAD	06/18/2014	CGM	CAD	(742)	(670)	(3)
USD/CAD	06/18/2014	RBC	CAD	(737)	(665)	3
USD/CLP	04/07/2014	CSI	CLP	(151,206)	(276)	(8)
USD/CLP	04/10/2014	CSI	CLP	(375,309)	(684)	(15)
USD/CLP	04/28/2014	UBS	CLP	(301,828)	(549)	(14)
USD/CLP	04/30/2014	CSI	CLP	(369,411)	(672)	(4)
USD/CLP	05/09/2014	CSI	CLP	(358,278)	(651)	(15)
USD/CNH	05/27/2014	BCL	CNH	(8,612)	(1,384)	29
USD/CNH	05/27/2014	DUB	CNH	(8,213)	(1,320)	22
USD/CNH	06/18/2014	BCL	CNH	(16,365)	(2,628)	32
USD/CNH	06/18/2014	DUB	CNH	(3,581)	(575)	6
USD/COP	04/21/2014	BOA	COP	(659,990)	(334)	(1)
USD/COP	04/21/2014	CSI	COP	(660,153)	(334)	(1)
USD/EUR	05/07/2014	UBS	EUR	(1,657)	(2,283)	17
USD/EUR	05/07/2014	UBS	EUR	(4,485)	(6,178)	45
USD/EUR	05/07/2014	BCL	EUR	(911)	(1,255)	(1)
USD/EUR	05/07/2014	RBC	EUR	(1,183)	(1,629)	(4)
USD/EUR	06/18/2014	BOA	EUR	(1,394)	(1,920)	25
USD/EUR	06/18/2014	SSB	EUR	(951)	(1,310)	14
USD/EUR	06/18/2014	DUB	EUR	(2,752)	(3,791)	30
USD/EUR	06/18/2014	DUB	EUR	(1,919)	(2,643)	10
USD/EUR	06/18/2014	DUB	EUR	(1,913)	(2,635)	6
USD/EUR	06/18/2014	SCB	EUR	(1,919)	(2,643)	—
USD/EUR	06/18/2014	BOA	EUR	(1,182)	(1,628)	3
USD/EUR	06/18/2014	DUB	EUR	(3,838)	(5,287)	27
USD/EUR	06/18/2014	BNP	EUR	(1,925)	(2,651)	12
USD/GBP	04/24/2014	JPM	GBP	(2,292)	(3,820)	3
USD/GBP	06/18/2014	BCL	GBP	(4,785)	(7,973)	(12)
USD/GBP	06/18/2014	CSI	GBP	(1,601)	(2,668)	(23)
USD/GBP	06/18/2014	BCL	GBP	(402)	(670)	(4)
USD/HUF	06/18/2014	BOA	HUF	(1,011,041)	(4,513)	(12)
USD/IDR	04/14/2014	DUB	IDR	(15,248,151)	(1,339)	(9)
USD/IDR	04/14/2014	HSB	IDR	(15,213,014)	(1,336)	(11)
USD/IDR	04/14/2014	CGM	IDR	(3,011,673)	(265)	(3)
USD/ILS	06/18/2014	MSC	ILS	(8,776)	(2,515)	(1)
USD/ILS	06/18/2014	CGM	ILS	(2,344)	(672)	(4)
USD/INR	04/04/2014	DUB	INR	(126,016)	(2,109)	(92)
USD/JPY	06/18/2014	CGM	JPY	(137,705)	(1,335)	(3)
USD/JPY	06/18/2014	CGM	JPY	(271,924)	(2,636)	12
USD/JPY	06/18/2014	SSB	JPY	(136,865)	(1,327)	6
USD/JPY	06/18/2014	JPM	JPY	(137,011)	(1,328)	9
USD/KRW	04/03/2014	CGM	KRW	(716,633)	(673)	(5)
USD/KRW	04/03/2014	UBS	KRW	(715,362)	(672)	(3)
USD/KRW	04/03/2014	BOA	KRW	(1,432,059)	(1,345)	(8)
USD/KRW	04/24/2014	CGM	KRW	(2,867,111)	(2,691)	(47)
USD/MXN	05/09/2014	RBC	MXN	(245,608)	(18,759)	(168)
USD/MXN	06/18/2014	SSB	MXN	(17,640)	(1,343)	(18)
USD/MXN	06/18/2014	SSB	MXN	(8,788)	(669)	(1)
USD/MYR	04/14/2014	MSC	MYR	(4,346)	(1,330)	(6)
USD/NZD	06/18/2014	CSI	NZD	(786)	(678)	(17)
USD/NZD	06/18/2014	BOA	NZD	(2,553)	(2,202)	(56)
USD/NZD	06/18/2014	BCL	NZD	(2,680)	(2,311)	(62)
USD/NZD	06/18/2014	CGM	NZD	(2,490)	(2,147)	(55)
USD/NZD	06/18/2014	SSB	NZD	(2,490)	(2,147)	(30)
USD/NZD	06/18/2014	HSB	NZD	(776)	(669)	(7)
USD/PHP	04/11/2014	DUB	PHP	(13,079)	(292)	(3)
USD/PHP	04/11/2014	DUB	PHP	(30,016)	(669)	(7)
USD/RUB	04/04/2014	CSI	RUB	(24,589)	(701)	(31)
USD/RUB	04/04/2014	CSI	RUB	(24,587)	(701)	(31)
USD/RUB	04/07/2014	CSI	RUB	(48,866)	(1,392)	(53)
USD/RUB	04/07/2014	CSI	RUB	(23,944)	(682)	(21)
USD/RUB	04/11/2014	CSI	RUB	(24,018)	(683)	(22)
USD/RUB	04/14/2014	CGM	RUB	(24,405)	(694)	(31)
USD/RUB	04/14/2014	CSI	RUB	(24,397)	(694)	(31)
USD/RUB	04/14/2014	CSI	RUB	(24,426)	(694)	(31)
USD/RUB	04/14/2014	HSB	RUB	(16,775)	(477)	(9)
USD/SGD	06/18/2014	HSB	SGD	(5,001)	(3,976)	(18)
USD/SGD	06/18/2014	HSB	SGD	(1,687)	(1,341)	(16)
USD/SGD	06/18/2014	WBC	SGD	(1,688)	(1,342)	(20)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
USD/THB	04/03/2014	DUB	THB	(26,714)	$(823)	$(6)
USD/THB	04/11/2014	DUB	THB	(23,047)	(710)	(1)
USD/TRY	06/18/2014	JPM	TRY	(1,528)	(698)	(28)
USD/TRY	06/18/2014	RBS	TRY	(1,520)	(694)	(32)
USD/TRY	06/18/2014	CGM	TRY	(1,518)	(693)	(30)
USD/TRY	06/18/2014	RBS	TRY	(1,526)	(697)	(35)
USD/TRY	06/18/2014	RBS	TRY	(1,524)	(696)	(30)
USD/TRY	06/18/2014	RBS	TRY	(3,036)	(1,387)	(54)
USD/TRY	06/18/2014	RBS	TRY	(1,504)	(687)	(20)
USD/TWD	04/21/2014	DUB	TWD	(40,305)	(1,324)	—
USD/TWD	04/24/2014	HSB	TWD	(24,359)	(800)	(7)
USD/TWD	04/25/2014	MSC	TWD	(20,284)	(667)	(5)
USD/TWD	04/30/2014	BOA	TWD	(40,776)	(1,340)	(4)
USD/ZAR	06/18/2014	BCL	ZAR	(9,794)	(919)	(11)
USD/ZAR	06/18/2014	UBS	ZAR	(7,241)	(680)	(12)
ZAR/USD	06/18/2014	RBC	ZAR	6,866	644	24
ZAR/USD	06/18/2014	UBS	ZAR	2,928	275	10
ZAR/USD	06/18/2014	UBS	ZAR	7,215	677	9
					$(133,385)	$(396)

JNL/Goldman Sachs Emerging Markets Debt Fund
BRL/USD	04/07/2014	UBS	BRL	4,202	$1,850	$78
BRL/USD	04/10/2014	JPM	BRL	7,667	3,372	155
BRL/USD	04/10/2014	HSB	BRL	7,667	3,372	107
BRL/USD	04/10/2014	RBC	BRL	7,667	3,372	103
BRL/USD	04/10/2014	CSI	BRL	7,660	3,369	104
BRL/USD	04/10/2014	DUB	BRL	3,813	1,677	45
BRL/USD	04/10/2014	CSI	BRL	3,860	1,698	65
BRL/USD	04/11/2014	UBS	BRL	4,197	1,845	60
BRL/USD	04/14/2014	UBS	BRL	4,194	1,842	71
BRL/USD	04/16/2014	CIT	BRL	3,659	1,607	87
BRL/USD	04/16/2014	HSB	BRL	6,185	2,716	197
BRL/USD	04/17/2014	CSI	BRL	4,147	1,821	68
BRL/USD	04/17/2014	MSC	BRL	8,472	3,719	93
CLP/USD	04/10/2014	CGM	CLP	1,013,149	1,846	89
CNH/USD	05/27/2014	MSC	CNH	10,886	1,749	(24)
CNH/USD	05/27/2014	MSC	CNH	10,893	1,751	(22)
CNH/USD	05/27/2014	BCL	CNH	22,321	3,587	(55)
CNH/USD	06/18/2014	DUB	CNH	9,555	1,535	(12)
CNH/USD	06/18/2014	DUB	CNH	10,857	1,744	(14)
CNH/USD	06/18/2014	BNP	CNH	22,013	3,536	(8)
CNH/USD	06/18/2014	DUB	CNH	10,700	1,719	(6)
COP/USD	04/16/2014	MSC	COP	1,141,468	578	26
COP/USD	04/16/2014	CSI	COP	1,797,928	911	32
COP/USD	04/16/2014	CSI	COP	942,436	477	17
COP/USD	04/16/2014	CSI	COP	833,749	422	13
COP/USD	04/16/2014	DUB	COP	4,985,467	2,526	37
COP/USD	04/16/2014	RBC	COP	2,054,541	1,041	9
COP/USD	04/16/2014	RBC	COP	4,473,315	2,266	12
COP/USD	04/21/2014	BOA	COP	3,597,762	1,822	50
EUR/HUF	06/18/2014	BOA	HUF	(47,728)	(213)	(4)
EUR/HUF	06/18/2014	DUB	HUF	(397,492)	(1,774)	(19)
EUR/HUF	06/18/2014	BOA	HUF	(405,147)	(1,808)	(30)
EUR/HUF	06/18/2014	BNP	HUF	(408,823)	(1,825)	(13)
EUR/USD	06/18/2014	DUB	EUR	541	745	(6)
EUR/USD	06/18/2014	CSI	EUR	1,281	1,765	(4)
EUR/USD	06/18/2014	CSI	EUR	1,283	1,767	(2)
EUR/USD	06/18/2014	RBC	EUR	1,286	1,771	—
EUR/USD	06/18/2014	DUB	EUR	1,294	1,782	(3)
EUR/USD	06/18/2014	DUB	EUR	1,312	1,807	2
HUF/EUR	06/18/2014	BCL	EUR	(1,287)	(1,773)	31
HUF/EUR	06/18/2014	HSB	EUR	(885)	(1,219)	27
HUF/EUR	06/18/2014	HSB	EUR	(1,266)	(1,744)	39
HUF/EUR	06/18/2014	BOA	EUR	(152)	(209)	5
HUF/EUR	06/18/2014	BOA	EUR	(1,263)	(1,740)	29
HUF/USD	06/18/2014	BCL	HUF	4,593,994	20,505	54
IDR/USD	04/30/2014	DUB	IDR	26,673,142	2,336	165
IDR/USD	04/30/2014	CGM	IDR	21,039,703	1,843	124
IDR/USD	04/30/2014	HSB	IDR	75,238,915	6,591	232
IDR/USD	04/30/2014	JPM	IDR	28,960,398	2,537	88
IDR/USD	04/30/2014	DUB	IDR	11,683,320	1,023	21
IDR/USD	04/30/2014	DUB	IDR	13,058,577	1,144	23
IDR/USD	04/30/2014	DUB	IDR	13,176,195	1,154	3
INR/USD	04/04/2014	RBC	INR	111,370	1,864	72
INR/USD	04/04/2014	BCL	INR	108,705	1,819	54
INR/USD	04/04/2014	JPM	INR	112,567	1,884	47
KRW/USD	04/24/2014	RBC	KRW	3,846,157	3,609	21
KRW/USD	04/30/2014	BNP	KRW	2,344,820	2,200	35
MXN/USD	06/18/2014	SSB	MXN	47,224	3,595	26
MXN/USD	06/18/2014	RBC	MXN	23,707	1,805	21
MXN/USD	06/18/2014	SSB	MXN	193,218	14,711	231
MXN/USD	06/18/2014	RBC	MXN	17,528	1,334	18
MXN/USD	06/18/2014	SSB	MXN	23,291	1,773	20
MXN/USD	06/18/2014	SSB	MXN	46,860	3,568	34
MXN/USD	06/18/2014	DUB	MXN	39,969	3,043	50
MXN/USD	06/18/2014	SSB	MXN	46,868	3,568	37
MYR/USD	04/04/2014	SCB	MYR	10,133	3,103	17
MYR/USD	04/11/2014	UBS	MYR	13,403	4,102	16
MYR/USD	04/14/2014	JPM	MYR	14,538	4,448	30
MYR/USD	04/14/2014	WBC	MYR	2,036	623	3
MYR/USD	04/14/2014	MSC	MYR	3,779	1,156	5
MYR/USD	04/14/2014	BCL	MYR	17,400	5,324	27
MYR/USD	04/30/2014	WBC	MYR	46,633	14,252	125
MYR/USD	04/30/2014	RBS	MYR	38,787	11,854	172
MYR/USD	04/30/2014	HSB	MYR	71,166	21,750	410
MYR/USD	05/02/2014	HSB	MYR	5,818	1,778	7
NGN/USD	04/07/2014	SCB	NGN	224,731	1,359	16
NGN/USD	04/07/2014	DUB	NGN	177,962	1,077	12
NGN/USD	04/17/2014	SCB	NGN	321,780	1,941	10
NGN/USD	05/06/2014	DUB	NGN	262,917	1,576	4
NGN/USD	06/16/2014	SCB	NGN	317,295	1,871	15
PEN/USD	04/16/2014	SCB	PEN	3,313	1,176	6
PEN/USD	04/16/2014	CGM	PEN	1,808	642	6
PEN/USD	04/16/2014	CSI	PEN	2,472	878	—
PEN/USD	04/16/2014	CSI	PEN	4,147	1,472	1
PEN/USD	04/16/2014	CSI	PEN	1,611	572	—
PEN/USD	04/30/2014	MSC	PEN	3,075	1,089	1
PHP/USD	04/10/2014	DUB	PHP	66,819	1,490	(19)
PHP/USD	04/11/2014	HSB	PHP	78,787	1,756	(15)
PHP/USD	04/11/2014	DUB	PHP	47,391	1,057	4
PHP/USD	04/11/2014	JPM	PHP	86,799	1,935	8
PHP/USD	04/30/2014	BCL	PHP	33,991	757	8
PLN/EUR	06/18/2014	BOA	EUR	(1,273)	(1,754)	17
PLN/EUR	06/18/2014	DUB	EUR	(3,465)	(4,773)	1
PLN/HUF	06/18/2014	DUB	HUF	(399,715)	(1,784)	(15)
PLN/HUF	06/18/2014	BOA	HUF	(403,075)	(1,799)	(18)
PLN/USD	06/18/2014	DUB	PLN	4,757	1,565	3
PLN/USD	06/18/2014	DUB	PLN	37,288	12,271	117
PLN/USD	06/18/2014	JPM	PLN	39,192	12,898	121
PLN/USD	06/18/2014	BCL	PLN	36,161	11,900	84
PLN/USD	06/18/2014	CSI	PLN	36,161	11,900	32
PLN/USD	06/18/2014	CGM	PLN	7,116	2,342	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
RON/USD	06/18/2014	HSB	RON	14,109	$4,337	$(6)
RUB/USD	04/04/2014	DUB	RUB	66,726	1,902	84
RUB/USD	04/04/2014	CSI	RUB	118,581	3,380	99
RUB/USD	04/04/2014	CSI	RUB	64,163	1,829	57
RUB/USD	04/07/2014	CSI	RUB	64,566	1,839	82
RUB/USD	04/07/2014	CSI	RUB	137,022	3,902	122
RUB/USD	04/11/2014	CSI	RUB	65,368	1,860	75
RUB/USD	04/14/2014	CSI	RUB	166,638	4,738	225
RUB/USD	04/14/2014	CSI	RUB	65,472	1,861	89
RUB/USD	04/14/2014	HSB	RUB	273,579	7,778	152
RUB/USD	04/16/2014	DUB	RUB	55,483	1,577	1
RUB/USD	04/16/2014	UBS	RUB	73,791	2,097	31
RUB/USD	04/16/2014	MLP	RUB	21,856	621	(1)
RUB/USD	04/16/2014	MLP	RUB	21,994	625	—
RUB/USD	04/16/2014	CSI	RUB	16,615	472	4
RUB/USD	04/28/2014	CSI	RUB	127,871	3,623	83
RUB/USD	04/28/2014	CSI	RUB	127,246	3,605	38
TRY/USD	06/18/2014	RBS	TRY	9,443	4,313	224
TRY/USD	06/18/2014	RBS	TRY	1,820	831	37
TRY/USD	06/18/2014	MSC	TRY	3,257	1,488	72
TRY/USD	06/18/2014	MSC	TRY	191	87	2
USD/BRL	04/07/2014	RBC	BRL	(4,175)	(1,837)	(65)
USD/BRL	04/07/2014	DUB	BRL	(1,187)	(522)	(20)
USD/BRL	04/07/2014	UBS	BRL	(3,050)	(1,342)	(30)
USD/BRL	04/10/2014	DUB	BRL	(38,335)	(16,860)	(549)
USD/BRL	04/11/2014	RBC	BRL	(4,117)	(1,810)	(44)
USD/BRL	04/14/2014	CSI	BRL	(4,179)	(1,836)	(58)
USD/BRL	04/16/2014	CIT	BRL	(1,735)	(762)	(41)
USD/BRL	04/16/2014	MSC	BRL	(3,908)	(1,716)	(133)
USD/BRL	04/16/2014	UBS	BRL	(5,009)	(2,199)	(78)
USD/BRL	04/17/2014	MSC	BRL	(8,399)	(3,687)	(153)
USD/BRL	04/17/2014	MSC	BRL	(4,104)	(1,802)	(32)
USD/BRL	04/30/2014	HSB	BRL	(8,212)	(3,593)	(5)
USD/BRL	04/30/2014	RBC	BRL	(4,117)	(1,801)	(7)
USD/BRL	04/30/2014	MSC	BRL	(4,129)	(1,806)	(12)
USD/CLP	04/07/2014	CSI	CLP	(398,325)	(726)	(20)
USD/CLP	04/10/2014	CSI	CLP	(994,653)	(1,812)	(39)
USD/CLP	04/16/2014	SCB	CLP	(1,551,849)	(2,826)	85
USD/CLP	04/28/2014	CSI	CLP	(849,004)	(1,544)	(40)
USD/CLP	04/30/2014	CSI	CLP	(992,100)	(1,804)	(10)
USD/CLP	05/09/2014	CSI	CLP	(961,061)	(1,746)	(40)
USD/CNH	05/27/2014	BCL	CNH	(22,510)	(3,617)	76
USD/CNH	05/27/2014	DUB	CNH	(21,590)	(3,470)	58
USD/CNH	06/18/2014	BCL	CNH	(43,581)	(7,000)	84
USD/CNH	06/18/2014	DUB	CNH	(9,543)	(1,533)	16
USD/COP	04/16/2014	UBS	COP	(19,117,248)	(9,686)	166
USD/COP	04/16/2014	SCB	COP	(18,728,615)	(9,489)	170
USD/COP	04/16/2014	BOA	COP	(18,604,764)	(9,426)	126
USD/COP	04/16/2014	CGM	COP	(1,599,833)	(811)	(15)
USD/COP	04/16/2014	CSI	COP	(5,003,159)	(2,535)	(77)
USD/COP	04/16/2014	CSI	COP	(4,933,313)	(2,500)	(70)
USD/COP	04/16/2014	CSI	COP	(4,174,843)	(2,115)	(62)
USD/COP	04/16/2014	CSI	COP	(3,480,809)	(1,764)	(67)
USD/COP	04/16/2014	CSI	COP	(3,393,110)	(1,719)	(58)
USD/COP	04/21/2014	CSI	COP	(1,754,459)	(889)	(4)
USD/COP	04/21/2014	BOA	COP	(1,754,028)	(888)	(3)
USD/EUR	05/07/2014	JPM	EUR	(1,058)	(1,458)	10
USD/EUR	05/07/2014	RBC	EUR	(1,236)	(1,703)	(5)
USD/EUR	06/18/2014	DUB	EUR	(2,566)	(3,535)	13
USD/EUR	06/18/2014	DUB	EUR	(2,573)	(3,544)	9
USD/EUR	06/18/2014	SCB	EUR	(2,581)	(3,555)	—
USD/EUR	06/18/2014	DUB	EUR	(5,097)	(7,021)	36
USD/EUR	06/18/2014	BNP	EUR	(2,559)	(3,525)	15
USD/IDR	04/14/2014	DUB	IDR	(40,608,233)	(3,567)	(25)
USD/IDR	04/14/2014	HSB	IDR	(40,541,247)	(3,561)	(30)
USD/IDR	04/14/2014	CGM	IDR	(7,981,161)	(701)	(8)
USD/IDR	04/30/2014	HSB	IDR	(168,493,363)	(14,760)	(937)
USD/IDR	04/30/2014	JPM	IDR	(11,285,350)	(989)	(84)
USD/ILS	06/18/2014	RBC	ILS	(24,835)	(7,117)	—
USD/ILS	06/18/2014	CGM	ILS	(6,296)	(1,804)	(10)
USD/INR	04/04/2014	DUB	INR	(332,138)	(5,558)	(243)
USD/KRW	04/03/2014	CGM	KRW	(1,899,143)	(1,784)	(12)
USD/KRW	04/03/2014	BOA	KRW	(3,795,090)	(3,565)	(21)
USD/KRW	04/03/2014	UBS	KRW	(1,895,776)	(1,781)	(9)
USD/KRW	04/24/2014	CGM	KRW	(7,711,055)	(7,236)	(125)
USD/KRW	04/30/2014	CGM	KRW	(2,948,663)	(2,766)	(10)
USD/MXN	05/09/2014	RBC	MXN	(34,658)	(2,647)	(24)
USD/MXN	06/18/2014	RBC	MXN	(21,405)	(1,630)	(29)
USD/MXN	06/18/2014	DUB	MXN	(9,241)	(704)	(12)
USD/MXN	06/18/2014	SSB	MXN	(46,917)	(3,572)	(48)
USD/MXN	06/18/2014	SSB	MXN	(23,602)	(1,797)	(3)
USD/MYR	04/11/2014	DUB	MYR	(4,222)	(1,292)	(6)
USD/MYR	04/14/2014	MSC	MYR	(11,600)	(3,549)	(15)
USD/MYR	04/30/2014	HSB	MYR	(1,880)	(575)	(17)
USD/MYR	04/30/2014	WBC	MYR	(3,814)	(1,166)	(35)
USD/MYR	05/02/2014	BNP	MYR	(23,164)	(7,078)	(41)
USD/NGN	04/17/2014	BCL	NGN	(646,298)	(3,898)	(14)
USD/NGN	05/06/2014	CGM	NGN	(99,014)	(593)	(3)
USD/NGN	06/16/2014	CGM	NGN	(291,510)	(1,719)	(6)
USD/NGN	06/16/2014	JPM	NGN	(263,284)	(1,553)	(7)
USD/PEN	04/16/2014	CGM	PEN	(2,665)	(946)	(3)
USD/PEN	04/16/2014	MLP	PEN	(2,656)	(943)	(5)
USD/PHP	04/11/2014	DUB	PHP	(35,182)	(784)	(9)
USD/PHP	04/11/2014	DUB	PHP	(79,891)	(1,781)	(19)
USD/PLN	06/18/2014	DUB	PLN	(7,832)	(2,578)	(28)
USD/RUB	04/04/2014	BCL	RUB	(21,421)	(611)	(20)
USD/RUB	04/04/2014	CSI	RUB	(63,298)	(1,804)	(63)
USD/RUB	04/07/2014	CSI	RUB	(129,409)	(3,686)	(140)
USD/RUB	04/07/2014	CSI	RUB	(64,405)	(1,834)	(56)
USD/RUB	04/11/2014	CSI	RUB	(64,604)	(1,838)	(60)
USD/RUB	04/14/2014	CGM	RUB	(65,006)	(1,848)	(82)
USD/RUB	04/14/2014	CSI	RUB	(64,732)	(1,840)	(83)
USD/RUB	04/14/2014	CSI	RUB	(64,654)	(1,838)	(81)
USD/RUB	04/16/2014	HSB	RUB	(33,576)	(954)	45
USD/RUB	04/16/2014	CSI	RUB	(42,895)	(1,219)	(44)
USD/RUB	04/16/2014	CSI	RUB	(73,628)	(2,092)	(88)
USD/RUB	04/16/2014	JPM	RUB	(23,508)	(668)	(29)
USD/RUB	04/16/2014	CSI	RUB	(19,334)	(549)	(26)
USD/RUB	04/28/2014	CSI	RUB	(30,145)	(854)	(14)
USD/SGD	06/18/2014	HSB	SGD	(13,298)	(10,572)	(48)
USD/SGD	06/18/2014	HSB	SGD	(4,511)	(3,586)	(42)
USD/SGD	06/18/2014	WBC	SGD	(4,542)	(3,611)	(55)
USD/THB	04/11/2014	DUB	THB	(27,849)	(858)	(4)
USD/THB	05/23/2014	DUB	THB	(166,565)	(5,123)	37
USD/THB	06/20/2014	DUB	THB	(32,255)	(991)	(3)
USD/TRY	06/18/2014	JPM	TRY	(4,049)	(1,849)	(75)
USD/TRY	06/18/2014	MSC	TRY	(31,605)	(14,436)	(576)
USD/TRY	06/18/2014	RBS	TRY	(5,490)	(2,508)	(145)
USD/TRY	06/18/2014	RBS	TRY	(4,024)	(1,838)	(85)
USD/TRY	06/18/2014	CGM	TRY	(4,056)	(1,853)	(81)
USD/TRY	06/18/2014	MSC	TRY	(1,521)	(695)	(34)
USD/TRY	06/18/2014	RBS	TRY	(4,061)	(1,855)	(93)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
USD/TRY	06/18/2014	DUB	TRY	(6,118)	$(2,794)	$(128)
USD/TRY	06/18/2014	RBS	TRY	(4,051)	(1,850)	(80)
USD/TRY	06/18/2014	RBS	TRY	(8,124)	(3,711)	(144)
USD/TRY	06/18/2014	RBS	TRY	(4,022)	(1,837)	(53)
USD/TRY	06/18/2014	SCB	TRY	(554)	(253)	(7)
USD/TWD	04/21/2014	DUB	TWD	(107,580)	(3,535)	(1)
USD/TWD	04/24/2014	HSB	TWD	(65,514)	(2,153)	(19)
USD/TWD	04/25/2014	MSC	TWD	(53,988)	(1,774)	(12)
USD/TWD	04/30/2014	BOA	TWD	(109,509)	(3,599)	(11)
USD/ZAR	06/18/2014	BCL	ZAR	(10,020)	(940)	(17)
USD/ZAR	06/18/2014	DUB	ZAR	(50,177)	(4,709)	(183)
USD/ZAR	06/18/2014	DUB	ZAR	(14,346)	(1,346)	(41)
USD/ZAR	06/18/2014	BNP	ZAR	(21,378)	(2,006)	(54)
USD/ZAR	06/18/2014	CSI	ZAR	(19,448)	(1,825)	(31)
ZAR/USD	06/18/2014	RBC	ZAR	381,541	35,804	501
ZAR/USD	06/18/2014	UBS	ZAR	7,769	729	26
ZAR/USD	06/18/2014	RBC	ZAR	33,837	3,175	119
ZAR/USD	06/18/2014	CSI	ZAR	19,377	1,818	24
					$33,553	$720

JNL/Ivy Asset Strategy Fund
USD/JPY	04/28/2014	GSC	JPY	(2,476,291)	$(23,995)	$166
USD/JPY	04/28/2014	CIT	JPY	(3,692,683)	(35,782)	389
USD/JPY	04/28/2014	BCL	JPY	(10,889,172)	(105,515)	986
USD/JPY	04/28/2014	DUB	JPY	(15,762,575)	(152,737)	1,119
USD/JPY	04/28/2014	MSC	JPY	(8,682,738)	(84,135)	605
					$(402,164)	$3,265

JNL/JPMorgan International Value Fund
AUD/GBP	05/28/2014	WBC	GBP	(1,564)	$(2,607)	$69
AUD/USD	05/28/2014	CSI	AUD	42,143	38,932	1,255
CHF/USD	05/28/2014	DUB	CHF	1,845	2,088	(8)
EUR/USD	05/28/2014	HSB	EUR	5,960	8,209	23
EUR/USD	05/28/2014	MSC	EUR	1,440	1,983	2
EUR/USD	05/28/2014	GSC	EUR	1,845	2,541	2
GBP/EUR	05/28/2014	HSB	EUR	(2,016)	(2,778)	(9)
GBP/USD	05/28/2014	SSB	GBP	1,209	2,015	3
GBP/USD	05/28/2014	DUB	GBP	17,129	28,544	—
GBP/USD	05/28/2014	MSC	GBP	4,842	8,069	16
GBP/USD	05/28/2014	HSB	GBP	2,864	4,773	2
HKD/USD	05/28/2014	GSC	HKD	14,485	1,868	1
HKD/USD	05/28/2014	HSB	HKD	31,843	4,106	2
HKD/USD	05/28/2014	HSB	HKD	11,841	1,527	1
JPY/EUR	05/28/2014	WBC	EUR	(985)	(1,357)	(9)
JPY/GBP	05/28/2014	WBC	GBP	(2,028)	(3,380)	(40)
JPY/USD	05/28/2014	ANZ	JPY	209,499	2,030	(27)
JPY/USD	05/28/2014	UBS	JPY	142,702	1,383	(21)
JPY/USD	05/28/2014	HSB	JPY	489,011	4,739	(49)
NOK/CHF	05/28/2014	TDS	CHF	(2,364)	(2,675)	20
NOK/USD	05/28/2014	DUB	NOK	25,858	4,309	93
NOK/USD	05/28/2014	WBC	NOK	8,788	1,465	5
SEK/USD	05/28/2014	BNP	SEK	11,990	1,851	(36)
SEK/USD	05/28/2014	BCL	SEK	56,241	8,682	(46)
SGD/USD	05/28/2014	ANZ	SGD	11,433	9,089	61
USD/CAD	05/28/2014	ANZ	CAD	(1,779)	(1,607)	(17)
USD/CHF	05/28/2014	DUB	CHF	(3,815)	(4,318)	(27)
USD/CHF	05/28/2014	HSB	CHF	(1,959)	(2,217)	(10)
USD/EUR	05/28/2014	CSI	EUR	(31,815)	(43,826)	(213)
USD/EUR	05/28/2014	HSB	EUR	(6,616)	(9,114)	(37)
USD/EUR	05/28/2014	HSB	EUR	(2,222)	(3,061)	26
USD/EUR	05/28/2014	UBS	EUR	(1,793)	(2,470)	19
USD/EUR	05/28/2014	DUB	EUR	(2,112)	(2,909)	24
USD/EUR	05/28/2014	BNP	EUR	(1,053)	(1,451)	18
USD/GBP	05/28/2014	DUB	GBP	(931)	(1,552)	5
USD/GBP	05/28/2014	HSB	GBP	(4,520)	(7,532)	6
USD/GBP	05/28/2014	DUB	GBP	(1,048)	(1,746)	(4)
USD/GBP	05/28/2014	SSB	GBP	(831)	(1,385)	(3)
USD/GBP	05/28/2014	BCL	GBP	(1,191)	(1,985)	(21)
USD/GBP	05/28/2014	GSC	GBP	(930)	(1,549)	(16)
USD/HKD	05/28/2014	ANZ	HKD	(100,889)	(13,010)	1
USD/JPY	05/28/2014	ANZ	JPY	(1,278,609)	(12,392)	96
USD/JPY	05/28/2014	BNP	JPY	(139,805)	(1,355)	12
USD/JPY	05/28/2014	HSB	JPY	(204,483)	(1,982)	16
USD/JPY	05/28/2014	HSB	JPY	(875,760)	(8,487)	16
USD/JPY	05/28/2014	GSC	JPY	(172,985)	(1,676)	15
USD/NOK	05/28/2014	UBS	NOK	(15,308)	(2,551)	(9)
USD/NOK	05/28/2014	UBS	NOK	(12,648)	(2,108)	(4)
					$(4,877)	$1,203

JNL/Mellon Capital International Index Fund
AUD/USD	06/18/2014	WBC	AUD	2,817	$2,599	$91
AUD/USD	06/18/2014	BOA	AUD	2,498	2,304	80
AUD/USD	06/18/2014	BCL	AUD	537	496	11
AUD/USD	06/18/2014	BCL	AUD	400	369	8
AUD/USD	06/18/2014	BCL	AUD	533	491	9
AUD/USD	06/18/2014	BCL	AUD	268	247	5
AUD/USD	06/18/2014	BCL	AUD	268	247	7
AUD/USD	06/18/2014	RBC	AUD	397	367	8
AUD/USD	06/18/2014	BCL	AUD	400	369	6
AUD/USD	06/18/2014	BOA	AUD	267	247	4
EUR/USD	06/18/2014	BOA	EUR	10,960	15,097	(125)
EUR/USD	06/18/2014	CCI	EUR	644	888	(11)
EUR/USD	06/18/2014	BCL	EUR	726	999	(8)
EUR/USD	06/18/2014	BCL	EUR	360	497	(5)
EUR/USD	06/18/2014	CCI	EUR	925	1,274	(12)
EUR/USD	06/18/2014	BCL	EUR	541	745	(8)
EUR/USD	06/18/2014	BCL	EUR	572	788	1
EUR/USD	06/18/2014	BCL	EUR	423	582	—
EUR/USD	06/18/2014	BCL	EUR	758	1,045	—
EUR/USD	06/18/2014	BCL	EUR	567	781	(1)
GBP/USD	06/18/2014	BOA	GBP	4,559	7,596	29
GBP/USD	06/18/2014	HSB	GBP	5,019	8,362	31
GBP/USD	06/18/2014	BCL	GBP	530	883	(1)
GBP/USD	06/18/2014	BCL	GBP	459	764	4
GBP/USD	06/18/2014	BCL	GBP	391	652	2
GBP/USD	06/18/2014	BCL	GBP	847	1,410	8
GBP/USD	06/18/2014	BCL	GBP	262	436	1
GBP/USD	06/18/2014	BCL	GBP	521	869	9
GBP/USD	06/18/2014	BCL	GBP	455	757	8
GBP/USD	06/18/2014	BCL	GBP	585	975	11
GBP/USD	06/18/2014	BCL	GBP	452	753	7
JPY/USD	06/18/2014	CCI	JPY	1,035,525	10,037	(51)
JPY/USD	06/18/2014	BCL	JPY	83,580	810	(4)
JPY/USD	06/18/2014	BCL	JPY	71,400	692	(13)
JPY/USD	06/18/2014	BCL	JPY	46,100	447	(6)
JPY/USD	06/18/2014	BCL	JPY	126,500	1,226	(21)
JPY/USD	06/18/2014	BOA	JPY	11,590	112	(2)
JPY/USD	06/18/2014	BCL	JPY	136,440	1,322	(11)
JPY/USD	06/18/2014	BCL	JPY	79,590	771	(6)
JPY/USD	06/18/2014	BCL	JPY	34,680	336	(3)
USD/AUD	06/18/2014	BOA	AUD	(6,621)	(6,108)	(101)
USD/EUR	06/18/2014	BOA	EUR	(11,869)	(16,349)	8

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Mellon Capital International Index Fund (continued)
USD/GBP	06/18/2014	HSB	GBP	(9,611)	$(16,014)	$(176)
USD/JPY	06/18/2014	CCI	JPY	(1,034,670)	(10,028)	96
					$21,143	$(121)

JNL/Mellon Capital Global Alpha Fund
AUD/USD	06/18/2014	HSB	AUD	534	$492	$8
AUD/USD	06/18/2014	CCI	AUD	946	872	15
AUD/USD	06/18/2014	BOA	AUD	655	604	10
AUD/USD	06/18/2014	BOA	AUD	15,275	14,091	234
AUD/USD	06/18/2014	UBS	AUD	291	268	5
CAD/USD	06/18/2014	CCI	CAD	1,023	923	4
CAD/USD	06/18/2014	BOA	CAD	3,312	2,990	17
CAD/USD	06/18/2014	HSB	CAD	584	528	2
CAD/USD	06/18/2014	RBC	CAD	2,781	2,511	8
CAD/USD	06/18/2014	BNP	CAD	3,699	3,340	17
CAD/USD	06/18/2014	BCL	CAD	4,545	4,103	32
CAD/USD	06/18/2014	CCI	CAD	213	193	—
CAD/USD	06/18/2014	HSB	CAD	664	600	1
CAD/USD	06/18/2014	BNP	CAD	806	728	1
CAD/USD	06/18/2014	DUB	CAD	688	621	1
CAD/USD	06/18/2014	CCI	CAD	1,390	1,255	18
CAD/USD	06/18/2014	UBS	CAD	428	386	6
CAD/USD	06/18/2014	BOA	CAD	963	869	12
CAD/USD	06/18/2014	HSB	CAD	784	708	9
CAD/USD	06/18/2014	BNP	CAD	1,759	1,588	(1)
CAD/USD	06/18/2014	RBC	CAD	1,407	1,271	(1)
CAD/USD	06/18/2014	CCI	CAD	352	318	—
EUR/USD	06/18/2014	SCB	EUR	629	867	(7)
EUR/USD	06/18/2014	BCL	EUR	787	1,084	(9)
EUR/USD	06/18/2014	CCI	EUR	787	1,084	(9)
EUR/USD	06/18/2014	BOA	EUR	1,573	2,167	(17)
EUR/USD	06/18/2014	UBS	EUR	787	1,084	(9)
EUR/USD	06/18/2014	CCI	EUR	629	867	(7)
EUR/USD	06/18/2014	HSB	EUR	629	867	(7)
EUR/USD	06/18/2014	UBS	EUR	14,069	19,380	(139)
EUR/USD	06/18/2014	GSC	EUR	551	759	(6)
EUR/USD	06/18/2014	BNP	EUR	944	1,300	(10)
EUR/USD	06/18/2014	RBC	EUR	551	759	(6)
EUR/USD	06/18/2014	CCI	EUR	6,199	8,539	(55)
EUR/USD	06/18/2014	BOA	EUR	17,112	23,571	(158)
EUR/USD	06/18/2014	BOA	EUR	2,735	3,767	(31)
EUR/USD	06/18/2014	DUB	EUR	890	1,226	(14)
EUR/USD	06/18/2014	BNP	EUR	1,247	1,717	(20)
EUR/USD	06/18/2014	BOA	EUR	1,336	1,840	(21)
EUR/USD	06/18/2014	BCL	EUR	712	981	(10)
EUR/USD	06/18/2014	RBS	EUR	1,068	1,472	(17)
EUR/USD	06/18/2014	CCI	EUR	178	245	(2)
EUR/USD	06/18/2014	GSC	EUR	2,938	4,047	(45)
EUR/USD	06/18/2014	UBS	EUR	534	736	(6)
EUR/USD	06/18/2014	BNP	EUR	1,539	2,120	(23)
EUR/USD	06/18/2014	DUB	EUR	1,313	1,808	(20)
EUR/USD	06/18/2014	CCI	EUR	407	561	(6)
EUR/USD	06/18/2014	HSB	EUR	1,268	1,746	(19)
GBP/USD	06/18/2014	BNP	GBP	8,273	13,785	31
GBP/USD	06/18/2014	HSB	GBP	10,717	17,857	66
GBP/USD	06/18/2014	BOA	GBP	9,736	16,221	61
GBP/USD	06/18/2014	BNP	GBP	594	990	2
GBP/USD	06/18/2014	RBC	GBP	475	792	2
GBP/USD	06/18/2014	CCI	GBP	119	198	—
JPY/USD	06/18/2014	CCI	JPY	176,159	1,707	(16)
NOK/USD	06/18/2014	HSB	NOK	5,567	927	(5)
NOK/USD	06/18/2014	CCI	NOK	9,742	1,622	(9)
NOK/USD	06/18/2014	RBS	NOK	3,978	662	(7)
NOK/USD	06/18/2014	DUB	NOK	3,315	552	(6)
NOK/USD	06/18/2014	BNP	NOK	4,641	773	(8)
NOK/USD	06/18/2014	UBS	NOK	1,989	331	(1)
NOK/USD	06/18/2014	BCL	NOK	2,652	442	(3)
NOK/USD	06/18/2014	GSC	NOK	10,939	1,821	(18)
NOK/USD	06/18/2014	CCI	NOK	663	110	(1)
NOK/USD	06/18/2014	BOA	NOK	4,972	828	(8)
NOK/USD	06/18/2014	UBS	NOK	1,478	246	2
NOK/USD	06/18/2014	BOA	NOK	3,326	554	6
NOK/USD	06/18/2014	HSB	NOK	2,710	451	5
NOK/USD	06/18/2014	CCI	NOK	4,804	800	9
NOK/USD	06/18/2014	UBS	NOK	32,814	5,464	51
NZD/USD	06/18/2014	CCI	NZD	4,898	4,224	68
SEK/USD	06/18/2014	UBS	SEK	30,261	4,670	(71)
SEK/USD	06/18/2014	BOA	SEK	50,220	7,750	(121)
SEK/USD	06/18/2014	UBS	SEK	3,161	488	(7)
SEK/USD	06/18/2014	CCI	SEK	1,054	163	(3)
SEK/USD	06/18/2014	GSC	SEK	17,385	2,683	(51)
SEK/USD	06/18/2014	DUB	SEK	5,268	813	(16)
SEK/USD	06/18/2014	BNP	SEK	7,376	1,138	(22)
SEK/USD	06/18/2014	BCL	SEK	4,215	650	(11)
SEK/USD	06/18/2014	BOA	SEK	7,902	1,219	(24)
SEK/USD	06/18/2014	RBS	SEK	6,322	976	(19)
USD/AUD	06/18/2014	UBS	AUD	(18,097)	(16,694)	(441)
USD/AUD	06/18/2014	BOA	AUD	(28,909)	(26,668)	(927)
USD/AUD	06/18/2014	DUB	AUD	(8,547)	(7,884)	(216)
USD/AUD	06/18/2014	CCI	AUD	(8,228)	(7,590)	(202)
USD/CAD	06/18/2014	BNP	CAD	(4,396)	(3,969)	(58)
USD/CHF	06/18/2014	HSB	CHF	(94)	(107)	1
USD/EUR	06/18/2014	CCI	EUR	(628)	(865)	5
USD/EUR	06/18/2014	HSB	EUR	(359)	(495)	3
USD/EUR	06/18/2014	BOA	EUR	(14,640)	(20,167)	10
USD/EUR	06/18/2014	CCI	EUR	(63)	(87)	—
USD/EUR	06/18/2014	BNP	EUR	(314)	(433)	(1)
USD/EUR	06/18/2014	RBC	EUR	(251)	(346)	(1)
USD/GBP	06/18/2014	CCI	GBP	(457)	(762)	(2)
USD/GBP	06/18/2014	HSB	GBP	(261)	(436)	(1)
USD/GBP	06/18/2014	UBS	GBP	(446)	(743)	(2)
USD/GBP	06/18/2014	DUB	GBP	(743)	(1,239)	1
USD/GBP	06/18/2014	RBS	GBP	(892)	(1,486)	1
USD/GBP	06/18/2014	BCL	GBP	(595)	(991)	(1)
USD/GBP	06/18/2014	GSC	GBP	(2,453)	(4,088)	—
USD/GBP	06/18/2014	CCI	GBP	(149)	(248)	—
USD/GBP	06/18/2014	BNP	GBP	(1,041)	(1,734)	1
USD/GBP	06/18/2014	BOA	GBP	(1,115)	(1,858)	1
USD/GBP	06/18/2014	HSB	GBP	(1,422)	(2,369)	(3)
USD/GBP	06/18/2014	BNP	GBP	(1,726)	(2,876)	(5)
USD/GBP	06/18/2014	CCI	GBP	(457)	(761)	(1)
USD/GBP	06/18/2014	DUB	GBP	(1,472)	(2,453)	(3)
USD/GBP	06/18/2014	HSB	GBP	(427)	(712)	(8)
USD/GBP	06/18/2014	UBS	GBP	(233)	(388)	(4)
USD/GBP	06/18/2014	BOA	GBP	(524)	(873)	(10)
USD/GBP	06/18/2014	HSB	GBP	(3,770)	(6,281)	(69)
USD/GBP	06/18/2014	CCI	GBP	(757)	(1,261)	(14)
USD/JPY	06/18/2014	CCI	JPY	(407,682)	(3,951)	20
USD/JPY	06/18/2014	HSB	JPY	(103,919)	(1,007)	10
USD/JPY	06/18/2014	BOA	JPY	(127,537)	(1,236)	12

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Mellon Capital Global Alpha Fund (continued)
USD/JPY	06/18/2014	CCI	JPY	(184,220)	$(1,786)	$18
USD/JPY	06/18/2014	UBS	JPY	(56,683)	(549)	5
USD/JPY	06/18/2014	BNP	JPY	(93,464)	(906)	4
USD/JPY	06/18/2014	CCI	JPY	(18,693)	(181)	1
USD/JPY	06/18/2014	RBC	JPY	(74,771)	(725)	3
USD/NOK	06/18/2014	DUB	NOK	(34,746)	(5,785)	31
USD/NOK	06/18/2014	UBS	NOK	(37,378)	(6,224)	43
USD/NOK	06/18/2014	CCI	NOK	(33,167)	(5,522)	34
USD/NOK	06/18/2014	CCI	NOK	(825)	(137)	—
USD/NOK	06/18/2014	RBC	NOK	(3,301)	(550)	(1)
USD/NOK	06/18/2014	BNP	NOK	(4,127)	(687)	(1)
USD/NOK	06/18/2014	CCI	NOK	(1,097)	(183)	—
USD/NOK	06/18/2014	GSC	NOK	(32,089)	(5,343)	7
USD/NOK	06/18/2014	BOA	NOK	(2,743)	(457)	—
USD/NOK	06/18/2014	HSB	NOK	(29,749)	(4,953)	11
USD/NOK	06/18/2014	GSC	NOK	(960)	(160)	—
USD/NOK	06/18/2014	UBS	NOK	(1,372)	(228)	—
USD/NOK	06/18/2014	BCL	NOK	(1,372)	(228)	—
USD/NOK	06/18/2014	BNP	NOK	(1,646)	(274)	—
USD/NOK	06/18/2014	CCI	NOK	(1,372)	(228)	—
USD/NOK	06/18/2014	HSB	NOK	(1,097)	(183)	—
USD/NOK	06/18/2014	RBC	NOK	(960)	(160)	—
USD/NOK	06/18/2014	SCB	NOK	(1,097)	(183)	—
USD/NZD	06/18/2014	HSB	NZD	(2,974)	(2,564)	(59)
USD/NZD	06/18/2014	CCI	NZD	(1,088)	(938)	(23)
USD/NZD	06/18/2014	DUB	NZD	(4,693)	(4,048)	(93)
USD/NZD	06/18/2014	BCL	NZD	(197)	(170)	(5)
USD/NZD	06/18/2014	HSB	NZD	(158)	(136)	(4)
USD/NZD	06/18/2014	BNP	NZD	(237)	(204)	(6)
USD/NZD	06/18/2014	UBS	NZD	(197)	(170)	(4)
USD/NZD	06/18/2014	GSC	NZD	(138)	(119)	(3)
USD/NZD	06/18/2014	RBC	NZD	(138)	(119)	(3)
USD/NZD	06/18/2014	CCI	NZD	(158)	(136)	(4)
USD/NZD	06/18/2014	CCI	NZD	(197)	(170)	(5)
USD/NZD	06/18/2014	BOA	NZD	(395)	(341)	(9)
USD/NZD	06/18/2014	SCB	NZD	(158)	(136)	(4)
USD/NZD	06/18/2014	HSB	NZD	(622)	(536)	(13)
USD/NZD	06/18/2014	CCI	NZD	(8,406)	(7,249)	(162)
USD/SEK	06/18/2014	BOA	SEK	(33,010)	(5,094)	34
USD/SEK	06/18/2014	HSB	SEK	(2,219)	(342)	2
USD/SEK	06/18/2014	BOA	SEK	(2,723)	(420)	2
USD/SEK	06/18/2014	CCI	SEK	(3,934)	(607)	3
USD/SEK	06/18/2014	UBS	SEK	(1,210)	(187)	1
					$33,384	$(2,503)

JNL/PIMCO Real Return Fund
BRL/USD	04/02/2014	UBS	BRL	16,911	$7,453	$510
BRL/USD	04/02/2014	UBS	BRL	3,720	1,639	61
BRL/USD	04/02/2014	MSC	BRL	932	411	16
BRL/USD	04/02/2014	JPM	BRL	2,987	1,316	42
BRL/USD	04/02/2014	JPM	BRL	2,389	1,053	33
BRL/USD	05/05/2014	UBS	BRL	16,902	7,385	314
EUR/USD	05/02/2014	DUB	EUR	12,900	17,771	8
GBP/USD	06/12/2014	DUB	GBP	1,126	1,876	3
MXN/USD	05/14/2014	UBS	MXN	19,843	1,515	22
MXN/USD	05/14/2014	CIT	MXN	51,057	3,898	35
MXN/USD	06/25/2014	BNP	MXN	33,152	2,523	44
PLN/EUR	04/30/2014	BCL	EUR	(560)	(771)	7
PLN/EUR	04/30/2014	JPM	EUR	(1,104)	(1,520)	12
PLN/EUR	04/30/2014	JPM	EUR	(1,104)	(1,520)	13
USD/AUD	04/02/2014	CIT	AUD	(28,980)	(26,876)	(804)
USD/AUD	05/02/2014	BOA	AUD	(28,980)	(26,821)	(143)
USD/BRL	04/02/2014	BCL	BRL	(4,661)	(2,054)	(81)
USD/BRL	04/02/2014	UBS	BRL	(16,902)	(7,449)	(323)
USD/BRL	04/02/2014	BNP	BRL	(5,371)	(2,367)	(73)
USD/EUR	04/02/2014	BCL	EUR	(102,192)	(140,786)	(119)
USD/EUR	04/02/2014	BCL	EUR	(51,793)	(71,353)	660
USD/EUR	05/02/2014	BOA	EUR	(153,985)	(212,124)	221
USD/GBP	06/12/2014	DUB	GBP	(2,542)	(4,236)	15
USD/JPY	05/07/2014	CIT	JPY	(7,310,000)	(70,837)	675
USD/JPY	05/13/2014	CIT	JPY	(113,055)	(1,096)	13
USD/MXN	04/30/2014	MSC	MXN	(39,483)	(3,018)	3
USD/MXN	05/14/2014	BNP	MXN	(185,864)	(14,190)	(222)
USD/MXN	05/14/2014	BNP	MXN	(186,556)	(14,243)	(248)
USD/MXN	06/12/2014	CIT	MXN	(206,507)	(15,730)	(1)
USD/MXN	06/12/2014	JPM	MXN	(142,087)	(10,823)	4
USD/NZD	04/02/2014	UBS	NZD	(7,028)	(6,099)	(258)
USD/NZD	05/02/2014	MSC	NZD	(7,028)	(6,084)	(48)
					$(593,157)	$391

JNL/PIMCO Total Return Bond Fund
GBP/USD	06/12/2014	BNP	GBP	6,403	$10,669	$14
MXN/USD	05/14/2014	DUB	MXN	243,525	18,592	392
USD/CAD	06/19/2014	CIT	CAD	(38,850)	(35,077)	(78)
USD/EUR	04/01/2014	CIT	EUR	(600)	(827)	(66)
USD/EUR	04/01/2014	BNP	EUR	(100)	(138)	(11)
USD/EUR	04/02/2014	BCL	EUR	(215,428)	(296,786)	(250)
USD/EUR	04/02/2014	BCL	EUR	(1,967)	(2,710)	(11)
USD/EUR	04/02/2014	CSI	EUR	(53,504)	(73,710)	609
USD/EUR	04/02/2014	JPM	EUR	(588)	(810)	7
USD/EUR	05/02/2014	BOA	EUR	(271,487)	(373,990)	390
USD/EUR	05/02/2014	UBS	EUR	(810)	(1,116)	(3)
USD/EUR	06/02/2014	BOA	EUR	(19,400)	(26,724)	(812)
USD/EUR	06/02/2014	CSI	EUR	(1,000)	(1,377)	(110)
USD/EUR	06/02/2014	BNP	EUR	(200)	(275)	(23)
USD/EUR	07/01/2014	BNP	EUR	(100)	(138)	(11)
USD/EUR	08/01/2014	BNP	EUR	(200)	(275)	(22)
USD/GBP	06/12/2014	DUB	GBP	(11,430)	(19,045)	81
USD/GBP	06/12/2014	CSI	GBP	(18,138)	(30,222)	(61)
USD/JPY	05/13/2014	CIT	JPY	(4,968,400)	(48,147)	574
					$(882,106)	$609

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
DUB	3-Month LIBOR	Paying	1.30%	08/17/2016	856		$—	$1
DUB	3-Month LIBOR	Paying	0.83%	09/27/2016	3,000		—	(16)
DUB	3-Month LIBOR	Paying	1.01%	09/27/2016	1,003		—	(3)
DUB	3-Month LIBOR	Paying	1.03%	09/27/2016	3,000		—	(10)
DUB	3-Month LIBOR	Paying	1.00%	09/28/2016	5,250		—	(19)
DUB	3-Month LIBOR	Paying	1.04%	09/28/2016	4,250		—	(14)
DUB	3-Month LIBOR	Paying	0.96%	09/28/2016	8,000		—	(32)
GSI	3-Month LIBOR	Paying	1.00%	09/28/2016	35,186		—	(126)
							$—	$(219)
JNL/Franklin Templeton Global Multisector Bond Fund
JPM	3-Month LIBOR	Receiving	3.02%	08/22/2023	67,670		$—	$(1,672)
JPM	3-Month LIBOR	Receiving	3.85%	08/22/2043	38,670		—	(2,468)
							$—	$(4,140)
JNL/Goldman Sachs Core Plus Bond Fund
DUB	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	70	$(2)	$1
BOA	Brazil Interbank Deposit Rate	Paying	10.39%	01/04/2016	BRL	28,910	—	(209)
CIT	Brazil Interbank Deposit Rate	Paying	12.67%	01/02/2017	BRL	17,390	—	60
DUB	Brazil Interbank Deposit Rate	Paying	12.65%	01/02/2017	BRL	8,480	—	28
MSC	Brazil Interbank Deposit Rate	Paying	12.65%	01/02/2017	BRL	16,920	—	55
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	08/08/2023	KRW	5,431,490	—	(79)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	08/16/2023	KRW	610,090	—	(10)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	12/23/2023	KRW	1,925,780	—	(28)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/07/2024	KRW	336,440	—	(6)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.48%	01/10/2024	KRW	287,360	—	(5)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/08/2024	KRW	268,260	—	(4)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.42%	08/13/2023	KRW	1,600,360	—	(19)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.56%	08/19/2023	KRW	768,920	—	(18)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	12/23/2023	KRW	919,120	—	(14)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/06/2024	KRW	537,800	—	(9)
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	08/16/2023	KRW	596,300	—	(10)
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.46%	01/09/2024	KRW	220,430	—	(3)
CIT	Kuala Lumpur Interbank Offered Rate	Receiving	3.92%	11/19/2018	MYR	3,800	—	1
CIT	Kuala Lumpur Interbank Offered Rate	Receiving	4.45%	11/15/2023	MYR	2,400	—	(2)
DUB	Kuala Lumpur Interbank Offered Rate	Receiving	3.88%	11/14/2018	MYR	3,430	—	2
DUB	Kuala Lumpur Interbank Offered Rate	Receiving	4.49%	08/14/2023	MYR	860	—	(2)
JPM	Kuala Lumpur Interbank Offered Rate	Receiving	3.97%	12/11/2018	MYR	3,110	—	(1)
JPM	Kuala Lumpur Interbank Offered Rate	Receiving	4.33%	09/26/2023	MYR	1,500	—	3
MSC	Kuala Lumpur Interbank Offered Rate	Receiving	3.93%	11/20/2018	MYR	4,490	—	—
BOA	U.K. Retail Price Index	Receiving	3.67%	01/29/2044	GBP	680	—	—
							$(2)	$(269)
JNL/Goldman Sachs Emerging Markets Debt Fund
BBP	3-Month South African Johannesburg Interbank Rate	Paying	6.25%	01/15/2020	ZAR	43,900	$—	$(319)
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.50%	05/31/2018	ZAR	29,580	—	(109)
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.62%	05/30/2020	ZAR	31,000	—	(195)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.52%	05/31/2018	ZAR	23,000	—	(83)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.53%	05/31/2018	ZAR	29,590	—	(106)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.10%	06/07/2018	ZAR	45,200	—	(78)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.11%	06/07/2018	ZAR	28,175	—	(50)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.58%	11/04/2019	ZAR	70,980	—	(393)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.17%	05/29/2023	ZAR	13,010	—	(91)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.32%	02/24/2019	ZAR	90,000	$—	$(148)
BBP	Brazil Interbank Deposit Rate	Paying	10.30%	01/04/2016	BRL	6,680	—	(54)
CIT	Brazil Interbank Deposit Rate	Paying	11.70%	01/04/2016	BRL	18,670	—	(4)
CIT	Brazil Interbank Deposit Rate	Paying	12.17%	01/04/2016	BRL	28,520	—	51
CIT	Brazil Interbank Deposit Rate	Receiving	12.64%	01/04/2016	BRL	28,520	—	(130)
CIT	Brazil Interbank Deposit Rate	Paying	11.61%	01/04/2016	BRL	26,290	—	(58)
DUB	Brazil Interbank Deposit Rate	Paying	11.78%	01/04/2016	BRL	8,330	—	3
DUB	Brazil Interbank Deposit Rate	Paying	8.28%	01/04/2016	BRL	19,340	—	(461)
DUB	Brazil Interbank Deposit Rate	Paying	12.01%	01/04/2016	BRL	20,070	—	2
DUB	Brazil Interbank Deposit Rate	Paying	11.76%	01/04/2016	BRL	6,400	—	(5)
DUB	Brazil Interbank Deposit Rate	Paying	11.87%	01/04/2016	BRL	27,770	—	(20)
DUB	Brazil Interbank Deposit Rate	Paying	10.16%	01/04/2016	BRL	14,830	—	(138)
DUB	Brazil Interbank Deposit Rate	Paying	10.37%	01/04/2016	BRL	16,960	—	(136)
DUB	Brazil Interbank Deposit Rate	Paying	10.35%	01/04/2016	BRL	5,430	—	(45)
DUB	Brazil Interbank Deposit Rate	Paying	10.34%	01/04/2016	BRL	16,970	—	(141)
DUB	Brazil Interbank Deposit Rate	Paying	8.64%	01/04/2016	BRL	34,710	—	(744)
JPM	Brazil Interbank Deposit Rate	Paying	11.83%	01/04/2016	BRL	25,440	—	(24)
BOA	Chilean Interbank Rate	Receiving	5.36%	06/07/2023	CLP	563,340	—	(29)
CIT	Chilean Interbank Rate	Receiving	5.01%	09/30/2018	CLP	773,210	—	(41)
CIT	Chilean Interbank Rate	Receiving	4.65%	03/13/2019	CLP	472,440	—	(9)
CSI	Chilean Interbank Rate	Receiving	3.86%	03/28/2016	CLP	1,844,100	—	(2)
CSI	Chilean Interbank Rate	Receiving	3.85%	03/31/2016	CLP	1,495,400	—	68
CSI	Chilean Interbank Rate	Receiving	4.58%	02/25/2019	CLP	408,460	—	(6)
CSI	Chilean Interbank Rate	Receiving	4.57%	02/28/2019	CLP	1,599,260	—	(22)
CSI	Chilean Interbank Rate	Receiving	4.61%	03/06/2019	CLP	765,780	—	(12)
CSI	Chilean Interbank Rate	Receiving	4.66%	03/13/2019	CLP	240,470	—	(5)
CSI	Chilean Interbank Rate	Receiving	4.54%	03/26/2019	CLP	139,000	—	(1)
DUB	Chilean Interbank Rate	Receiving	4.99%	10/03/2018	CLP	743,000	—	(41)
DUB	Chilean Interbank Rate	Receiving	4.86%	10/22/2018	CLP	456,390	—	(20)
DUB	Chilean Interbank Rate	Receiving	4.60%	02/24/2019	CLP	396,720	—	(9)
DUB	Chilean Interbank Rate	Receiving	4.55%	03/26/2019	CLP	661,000	—	(7)
DUB	Chilean Interbank Rate	Receiving	4.56%	03/27/2019	CLP	1,057,600	—	(12)
JPM	Chilean Interbank Rate	Receiving	4.59%	03/04/2019	CLP	710,090	—	(10)
MSC	Chilean Interbank Rate	Receiving	4.64%	03/12/2019	CLP	442,780	—	(8)
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.30%	09/18/2022	KRW	11,385,580	—	82
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.23%	11/29/2022	KRW	7,492,420	—	80
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	08/13/2022	KRW	21,708,000	—	302
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	12/13/2023	KRW	796,350	—	(13)
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	01/16/2024	KRW	641,470	—	(9)
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.88%	03/07/2017	KRW	10,270,520	—	15
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/07/2024	KRW	1,528,850	—	(25)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.48%	01/10/2024	KRW	1,636,690	—	(27)
DUB	Korean Won 3-Month Certificate of Deposit	Paying	2.85%	03/03/2017	KRW	3,631,280	—	(3)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.21%	09/14/2022	KRW	10,012,000	—	106
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.32%	09/18/2022	KRW	11,385,580	—	73
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.39%	01/08/2023	KRW	18,000,000	—	82
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.00%	05/30/2023	KRW	517,530	—	10
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.59%	08/26/2023	KRW	5,236,380	—	(129)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.46%	12/17/2023	KRW	1,881,820	—	(26)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/08/2024	KRW	1,050,330	—	(17)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.43%	01/14/2024	KRW	791,920	—	(10)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/22/2024	KRW	785,740	—	(12)
HSB	Korean Won 3-Month Certificate of Deposit	Receiving	3.18%	06/19/2023	KRW	3,850,000	—	27
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.22%	11/29/2022	KRW	8,776,350	—	95
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	12/23/2023	KRW	886,450	—	(13)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/06/2024	KRW	2,903,290	—	(48)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/13/2024	KRW	1,520,860	—	(24)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	01/15/2024	KRW	1,694,090	—	(24)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.38%	01/27/2024	KRW	1,390,320	—	(12)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.88%	03/04/2017	KRW	9,408,350	$—	$(2)
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.41%	07/11/2023	KRW	1,718,100	—	(20)
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.46%	01/09/2024	KRW	1,117,450	—	(17)
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.44%	01/20/2024	KRW	719,175	—	(10)
BBP	Mexican Interbank Rate	Paying	8.01%	06/29/2027	MXN	325,250	—	(749)
BOA	Mexican Interbank Rate	Paying	6.65%	05/31/2023	MXN	22,070	—	20
BOA	Mexican Interbank Rate	Paying	9.30%	04/22/2027	MXN	199,320	—	107
BOA	Mexican Interbank Rate	Paying	8.59%	09/03/2027	MXN	78,980	—	(95)
DUB	Mexican Interbank Rate	Paying	6.86%	11/03/2023	MXN	16,430	—	32
DUB	Mexican Interbank Rate	Paying	6.81%	11/14/2023	MXN	18,860	—	30
DUB	Mexican Interbank Rate	Paying	9.29%	04/22/2027	MXN	73,030	—	38
DUB	Mexican Interbank Rate	Paying	8.70%	06/11/2027	MXN	75,500	—	(62)
DUB	Mexican Interbank Rate	Paying	7.35%	02/22/2029	MXN	14,980	—	7
JPM	Mexican Interbank Rate	Receiving	5.18%	10/02/2017	MXN	40,000	—	(29)
JPM	Mexican Interbank Rate	Paying	5.63%	05/12/2023	MXN	17,140	—	(86)
JPM	Mexican Interbank Rate	Receiving	6.43%	07/07/2023	MXN	47,450	—	24
							$—	$(3,974)
JNL/PIMCO Real Return Fund
BBP	6-Month Australian Bank Bill Short Term Rate	Paying	4.00%	06/18/2019	AUD	3,500	$4	$26
BBP	6-Month Australian Bank Bill Short Term Rate	Paying	4.00%	06/18/2019	AUD	5,400	6	40
DUB	6-Month Australian Bank Bill Short Term Rate	Paying	4.00%	06/18/2019	AUD	7,100	9	52
MSS	Brazil Interbank Deposit Rate	Paying	10.91%	01/02/2017	BRL	20,800	(10)	(161)
MSS	Brazil Interbank Deposit Rate	Paying	8.22%	01/02/2017	BRL	31,900	(6)	(1,175)
UBS	Brazil Interbank Deposit Rate	Paying	10.41%	01/02/2015	BRL	8,400	5	(9)
UBS	Brazil Interbank Deposit Rate	Paying	10.91%	01/02/2017	BRL	80,500	96	(756)
UBS	Brazil Interbank Deposit Rate	Paying	8.15%	01/02/2017	BRL	50,600	(50)	(1,871)
BBP	France CPI Excluding Tobacco	Paying	1.95%	07/25/2021	EUR	29,000	35	1,566
BNP	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	4,800	56	362
BNP	France CPI Excluding Tobacco	Paying	1.95%	07/25/2021	EUR	3,900	49	167
BNP	France CPI Excluding Tobacco	Paying	2.10%	07/25/2021	EUR	6,900	(59)	715
BOA	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	8,300	218	505
CIT	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	2,100	33	150
CIT	France CPI Excluding Tobacco	Paying	1.95%	07/25/2021	EUR	3,000	4	161
CSI	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	1,700	3	145
CSI	France CPI Excluding Tobacco	Paying	1.95%	07/25/2021	EUR	29,500	(25)	1,653
CSI	France CPI Excluding Tobacco	Paying	1.95%	07/25/2023	EUR	600	4	22
DUB	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	6,000	132	390
DUB	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	5,000	86	350
DUB	France CPI Excluding Tobacco	Paying	1.95%	07/25/2023	EUR	6,800	58	239
JPM	France CPI Excluding Tobacco	Paying	2.10%	07/25/2021	EUR	1,000	(10)	105
MSS	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	2,300	(8)	209
BBP	US CPURNSA	Receiving	1.91%	04/17/2017		15,400	—	(98)
BBP	US CPURNSA	Receiving	2.18%	08/21/2017		22,600	—	(129)
BBP	US CPURNSA	Receiving	2.18%	08/21/2017		20,600	(14)	(104)
BNP	US CPURNSA	Receiving	1.83%	11/29/2016		3,500	(1)	(4)
BNP	US CPURNSA	Receiving	1.83%	11/29/2016		2,800	—	(4)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		10,200	11	(282)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		21,500	50	(621)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		11,000	68	(414)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	130	(359)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	104	(334)
CIT	US CPURNSA	Receiving	2.25%	07/15/2017		16,600	4	(445)
DUB	US CPURNSA	Receiving	1.73%	12/19/2015		5,700	—	(1)
DUB	US CPURNSA	Receiving	1.94%	10/07/2016		22,000	—	(112)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		2,000	(2)	(1)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		3,800	(1)	(5)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		6,100	—	(9)
DUB	US CPURNSA	Receiving	1.85%	11/29/2016		23,700	—	(49)
DUB	US CPURNSA	Receiving	1.93%	02/10/2017		30,900	—	(30)
DUB	US CPURNSA	Receiving	2.32%	11/16/2017		12,300	—	(341)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund (continued)
DUB	US CPURNSA	Receiving	2.50%	07/15/2022	2,300		$17	$(89)
DUB	US CPURNSA	Receiving	2.50%	07/15/2022	8,800		200	(477)
DUB	US CPURNSA	Receiving	2.56%	05/08/2023	11,800		—	(331)
							$1,196	$(1,354)
JNL/PIMCO Total Return Bond Fund
BOA	Brazil Interbank Deposit Rate	Paying	8.86%	01/02/2017	BRL	6,400	$5	$(175)
DUB	Brazil Interbank Deposit Rate	Paying	9.13%	01/02/2017	BRL	2,000	7	(61)
DUB	Brazil Interbank Deposit Rate	Paying	9.13%	01/02/2017	BRL	3,200	8	(93)
MSS	Brazil Interbank Deposit Rate	Paying	8.64%	01/02/2017	BRL	3,200	(4)	(92)
UBS	Brazil Interbank Deposit Rate	Paying	8.90%	01/02/2017	BRL	5,600	(10)	(152)
UBS	Brazil Interbank Deposit Rate	Paying	8.90%	01/02/2017	BRL	5,000	4	(149)
BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	73,400	35	118
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	65,000	(15)	123
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	40,000	(38)	104
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	41,000	(35)	103
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	(6)	49
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	8,000	(1)	15
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	16,000	(3)	29
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	5,000	—	8
BBP	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	100	—	—
BBP	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	100	—	—
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	30,000	3	46
BOA	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	93,000	(25)	114
BOA	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	100	—	—
DUB	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	22,000	(9)	30
DUB	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	100	—	—
JPM	Mexican Interbank Rate	Paying	5.00%	06/11/2018	MXN	93,000	(140)	90
JPM	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	23,000	(8)	30
JPM	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	100	(1)	—
JPM	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	200	—	—
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	19,000	(18)	50
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	(6)	49
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	17,000	(4)	32
MSC	Mexican Interbank Rate	Paying	6.35%	06/02/2021	MXN	11,900	3	8
MSS	Mexican Interbank Rate	Paying	5.00%	06/11/2018	MXN	176,000	(285)	190
MSS	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	200	—	(1)
UBS	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	13,000	(2)	24
							$(545)	$489

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
N/A	3-Month LIBOR	Paying	1.78%	09/27/2016	4,572		$18
N/A	3-Month LIBOR	Paying	1.46%	09/28/2016	4,500		4
N/A	3-Month LIBOR	Paying	1.05%	09/28/2016	1,398		(4)
N/A	3-Month LIBOR	Paying	1.26%	09/28/2016	1,750		(2)
N/A	3-Month LIBOR	Paying	1.43%	09/28/2016	2,250		1
N/A	3-Month LIBOR	Paying	1.36%	09/28/2016	6,000		(1)
							$16
JNL/Franklin Templeton Global Multisector Bond Fund
N/A	3-Month LIBOR	Receiving	2.79%	03/31/2024	6,980		$34
N/A	3-Month LIBOR	Receiving	3.49%	03/31/2044	3,320		33
							$67
JNL/Goldman Sachs Core Plus Bond Fund
N/A	3-Month Canadian Dealer Offered Rate	Paying	2.25%	06/18/2019	CAD	4,930	$(25)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
N/A	3-Month Canadian Dealer Offered Rate	Paying	3.00%	06/18/2024	CAD	5,820	$(36)
N/A	3-Month Canadian Dealer Offered Rate	Paying	4.07%	12/20/2026	CAD	7,000	258
N/A	3-Month Canadian Dealer Offered Rate	Receiving	4.14%	12/20/2036	CAD	4,300	(219)
N/A	3-Month LIBOR	Paying	0.75%	03/19/2016		124,500	521
N/A	3-Month LIBOR	Receiving	1.63%	02/01/2017		10,300	18
N/A	3-Month LIBOR	Receiving	1.68%	11/25/2017		52,200	245
N/A	3-Month LIBOR	Receiving	1.69%	11/25/2017		2,700	19
N/A	3-Month LIBOR	Paying	2.78%	03/24/2018		118,500	4
N/A	3-Month LIBOR	Paying	2.80%	03/24/2018		12,700	2
N/A	3-Month LIBOR	Paying	2.00%	06/18/2019		1,340	1
N/A	3-Month LIBOR	Receiving	2.51%	10/15/2020		5,500	(83)
N/A	3-Month LIBOR	Paying	2.92%	11/25/2020		62,200	216
N/A	3-Month LIBOR	Paying	2.94%	11/25/2020		3,200	—
N/A	3-Month LIBOR	Paying	2.50%	06/18/2021		300	(2)
N/A	3-Month LIBOR	Receiving	2.93%	03/24/2022		21,200	(55)
N/A	3-Month LIBOR	Receiving	2.96%	03/24/2022		2,300	(10)
N/A	3-Month LIBOR	Paying	4.25%	10/08/2023		26,480	300
N/A	3-Month LIBOR	Receiving	3.51%	11/25/2023		27,700	(451)
N/A	3-Month LIBOR	Receiving	3.53%	11/25/2023		1,400	(18)
N/A	3-Month LIBOR	Paying	4.50%	12/19/2023		380	2
N/A	3-Month LIBOR	Paying	4.25%	01/30/2024		30,000	226
N/A	3-Month LIBOR	Paying	4.25%	03/20/2024		7,830	43
N/A	3-Month LIBOR	Receiving	3.00%	06/18/2024		5,610	(25)
N/A	3-Month LIBOR	Receiving	3.50%	06/18/2029		39,900	(305)
N/A	3-Month LIBOR	Receiving	4.37%	01/30/2039		10,000	(241)
N/A	3-Month LIBOR	Paying	3.75%	06/18/2044		2,600	75
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.25%	12/15/2015	NZD	57,030	36
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.75%	06/18/2019	NZD	23,300	(88)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	5.75%	12/19/2023	NZD	6,900	74
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	5.25%	06/18/2024	NZD	1,270	(1)
N/A	3-Month Stockholm Interbank Offered Rate	Receiving	1.50%	06/18/2016	SEK	229,770	(52)
N/A	3-Month Stockholm Interbank Offered Rate	Receiving	2.00%	06/18/2019	SEK	146,510	(77)
N/A	3-Month Stockholm Interbank Offered Rate	Paying	2.75%	06/18/2024	SEK	30,040	34
N/A	6-Month Australian Bank Bill Short Term Rate	Receiving	3.75%	06/18/2019	AUD	12,700	28
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	5.50%	12/19/2023	AUD	1,990	14
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.50%	06/18/2024	AUD	4,250	(15)
N/A	6-Month Euribor	Paying	1.25%	06/18/2019	EUR	32,480	38
N/A	6-Month Euribor	Receiving	3.25%	12/19/2023	EUR	9,560	(86)
N/A	6-Month Euribor	Paying	2.00%	06/18/2024	EUR	690	8
N/A	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	71,690	17
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	3.84%	12/10/2018	PLN	2,175	(9)
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	3.82%	12/10/2018	PLN	2,350	(9)
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	3.82%	12/10/2018	PLN	2,350	(9)
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	4.16%	11/28/2023	PLN	3,860	(18)
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	4.32%	12/09/2023	PLN	1,220	(11)
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	4.29%	12/11/2023	PLN	1,680	(13)
N/A	6-Month Swiss Franc LIBOR	Receiving	2.50%	12/19/2023	CHF	5,880	(30)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.25%	10/08/2023	JPY	4,211,090	(25)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/19/2023	JPY	343,160	(3)
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.75%	06/18/2024	JPY	1,229,800	25
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.65%	05/09/2025	JPY	3,158,000	(317)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.88%	05/09/2027	JPY	1,937,000	309
N/A	London-Interbank Offered Rate	Receiving	1.25%	02/03/2016	GBP	32,880	24
N/A	London-Interbank Offered Rate	Receiving	1.66%	03/05/2017	GBP	11,090	36
N/A	London-Interbank Offered Rate	Receiving	2.12%	08/24/2017	GBP	19,900	105
N/A	London-Interbank Offered Rate	Paying	2.28%	02/03/2019	GBP	23,280	(53)
N/A	London-Interbank Offered Rate	Paying	2.25%	06/18/2019	GBP	5,160	(4)
N/A	London-Interbank Offered Rate	Paying	2.96%	08/24/2020	GBP	20,500	15
N/A	London-Interbank Offered Rate	Paying	2.84%	02/05/2021	GBP	5,580	(32)
N/A	London-Interbank Offered Rate	Paying	2.78%	03/05/2022	GBP	15,530	(15)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
N/A	London-Interbank Offered Rate	Paying	3.75%	12/19/2023	GBP	3,035	$39
N/A	London-Interbank Offered Rate	Receiving	3.75%	03/20/2024	GBP	5,700	(14)
N/A	London-Interbank Offered Rate	Receiving	3.00%	06/18/2024	GBP	2,800	(13)
N/A	London-Interbank Offered Rate	Receiving	3.10%	02/03/2025	GBP	9,080	(44)
N/A	London-Interbank Offered Rate	Receiving	3.10%	03/05/2025	GBP	9,960	(36)
N/A	London-Interbank Offered Rate	Receiving	3.55%	08/24/2025	GBP	7,750	(98)
N/A	London-Interbank Offered Rate	Receiving	3.50%	02/05/2036	GBP	3,530	1
N/A	London-Interbank Offered Rate	Receiving	3.50%	06/18/2044	GBP	6,490	(406)
N/A	Sterling Overnight Index Average	Receiving	2.65%	03/07/2025	GBP	1,600	(31)
							$(246)
JNL/Goldman Sachs Emerging Markets Debt Fund
N/A	3-Month LIBOR	Receiving	1.64%	03/13/2019		2,500	$(13)
N/A	3-Month LIBOR	Paying	2.00%	06/18/2019		41,100	(301)
N/A	3-Month LIBOR	Receiving	3.50%	06/18/2029		14,500	(53)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.17%	01/06/2016	ZAR	60,400	(52)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.21%	01/06/2016	ZAR	46,460	(37)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.22%	01/09/2016	ZAR	15,150	(12)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.19%	01/14/2016	ZAR	46,930	(40)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.30%	01/22/2016	ZAR	7,625	(5)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.98%	03/25/2016	ZAR	35,430	5
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.99%	03/26/2016	ZAR	35,290	6
N/A	3-Month South African Johannesburg Interbank Rate	Paying	8.51%	08/20/2023	ZAR	23,910	32
N/A	3-Month South African Johannesburg Interbank Rate	Paying	8.52%	08/21/2023	ZAR	10,200	14
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	3.57%	03/10/2019	PLN	1,330	—
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	3.57%	03/10/2019	PLN	2,640	1
							$(455)
JNL/PIMCO Real Return Fund
N/A	3-Month LIBOR	Receiving	2.75%	06/19/2043		68,100	$6,282
N/A	3-Month LIBOR	Receiving	3.50%	12/18/2043		40,500	(1,624)
N/A	3-Month LIBOR	Receiving	3.75%	06/18/2044		6,000	47
N/A	6-Month Euribor	Receiving	0.55%	01/17/2016	EUR	160,800	(358)
N/A	6-Month Euribor	Receiving	2.00%	01/29/2024	EUR	3,100	(92)
N/A	6-Month Euribor	Receiving	2.75%	09/17/2044	EUR	6,200	(142)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/18/2023	JPY	3,940,000	(581)
							$3,532
JNL/PIMCO Total Return Bond Fund
N/A	3-Month LIBOR	Paying	1.50%	03/18/2016		1,546,900	$197
N/A	3-Month LIBOR	Paying	1.50%	12/16/2016		326,000	(721)
N/A	3-Month LIBOR	Paying	3.00%	09/21/2017		518,200	(38)
N/A	3-Month LIBOR	Receiving	2.75%	06/19/2043		274,200	22,647
N/A	3-Month LIBOR	Receiving	3.50%	12/18/2043		14,600	(465)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/18/2023	JPY	621,000	17
N/A	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		183,100	(2,182)
							$19,455

Schedule of Over the Counter Cross-Currency Swap Agreements

Counterparty	Receive Rate(8)	Pay Rate(8)	Expiration Date	Notional Amount Received(1)		Notional Amount Delivered(1)	Unrealized Appreciation
JNL/Goldman Sachs Emerging Markets Debt Fund
CIT	Fixed rate of 11.58%	3-Month LIBOR	03/31/2015	TRY	7,690	3,507	$110
CIT	Fixed rate of 12.04%	3-Month LIBOR	03/26/2015	TRY	28,920	12,916	762
DUB	Fixed rate of 11.48%	3-Month LIBOR	03/13/2016	TRY	5,490	2,465	164
MSC	Fixed rate of 11.65%	3-Month LIBOR	03/28/2015	TRY	15,020	6,827	271
MSC	Fixed rate of 11.67%	3-Month LIBOR	03/23/2015	TRY	6,030	2,715	132
							$1,439

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
BOA	CDX.NA.IG.16	N/A	1.00%	06/20/2014	$4,225	$(9)	$(49)	$38
DUB	CDX.NA.IG.16	N/A	1.00%	06/20/2014	18,900	(41)	(233)	186
JPM	CDX.NA.IG.16	N/A	1.00%	06/20/2014	26,100	(56)	(338)	273
JPM	CDX.NA.IG.16	N/A	1.00%	06/20/2014	24,700	(53)	(313)	252
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	400	(3)	(1)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	630	(4)	(2)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	70	—	—	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(3)	(1)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	760	(5)	(2)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	730	(5)	(2)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	320	(2)	(2)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	470	(3)	(3)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	140	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	920	(6)	(6)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(3)	(3)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,030	(13)	—	(14)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(1)	(1)	(1)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(3)	(2)	(2)
					$83,005	$(211)	$(959)	$720
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.IG.16	N/A	1.00%	06/20/2016	$(13,850)	$241	$31	$215
DUB	CDX.NA.IG.16	N/A	1.00%	06/20/2016	(9,800)	171	39	134
JPM	CDX.NA.IG.16	N/A	1.00%	06/20/2016	(16,500)	287	75	217
					$(40,150)	$699	$145	$566
JNL/Goldman Sachs Emerging Markets Debt Fund
Credit default swap agreements - purchase protection (2)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	$270	$(2)	$(1)	$(1)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	540	(3)	(2)	(2)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	170	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	1,320	(8)	(3)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	130	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	850	(5)	(1)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	1,120	(7)	(3)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	800	(5)	(3)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	350	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	750	(5)	(4)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	810	(5)	(5)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	420	(3)	(3)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,770	(17)	—	(18)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	220	(1)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,040	(5)	(3)	(2)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	490	(3)	(2)	(1)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	510	(3)	(2)	(2)
					$13,790	$(77)	$(37)	$(45)
JNL/Neuberger Berman Strategic Income Fund
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.HY.18	N/A	5.00%	06/20/2017	$(495)	$41	$(18)	$60
BOA	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(495)	41	(9)	51
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(1,223)	101	(35)	138
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(327)	27	(16)	43
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(346)	29	(23)	53
BOA	CDX.NA.HY.19	N/A	5.00%	12/20/2017	(1,200)	103	(25)	130
					$(4,086)	$342	$(126)	$475
JNL/PIMCO Real Return Fund
Credit default swap agreements - purchase protection (2)
CIT	GATX Corp., 5.80%, 03/01/2016	N/A	1.07%	03/20/2016	$1,000	$(17)	$—	$(18)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund (continued)
Credit default swap agreements - purchase protection (2) (continued)
DUB	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	$2,000	$(15)	$90	$(106)
MSC	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	3,000	(22)	139	(162)
DUB	Marsh & McLennan Companies Inc., 5.75%, 09/15/2015	N/A	0.60%	09/20/2015	1,000	(8)	—	(8)
					$7,000	$(62)	$229	$(294)
Credit default swap agreements - sell protection (3)
BOA	Federative Republic of Brazil, 12.25%, 03/06/2030	1.63%	1.00%	03/20/2019	$(100)	$(3)	$(5)	$2
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	1.63%	1.00%	03/20/2019	(3,000)	(89)	(151)	64
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	1.63%	1.00%	03/20/2019	(4,100)	(121)	(209)	89
MSC	Federative Republic of Brazil, 12.25%, 03/06/2030	1.63%	1.00%	03/20/2019	(100)	(3)	(5)	2
JPM	HSBC Bank Plc, 4.00%, 01/15/2021	0.69%	1.00%	06/20/2019	(700)	11	9	2
BOA	Russian Federation, 7.50%, 03/31/2030	2.11%	1.00%	03/20/2019	(800)	(41)	(66)	26
CIT	Russian Federation, 7.50%, 03/31/2030	2.11%	1.00%	03/20/2019	(400)	(21)	(34)	14
DUB	The Republic of Italy, 6.88%, 09/27/2023	1.28%	1.00%	03/20/2019	(1,600)	(21)	(28)	7
					$(10,800)	$(288)	$(489)	$206
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
DUB	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.25%	1.00%	09/20/2016	$(2,000)	$37	$31	$6
DUB	CDX.EM-12	N/A	5.00%	12/20/2014	(1,500)	20	167	(145)
BBP	CDX.EM-13	N/A	5.00%	06/20/2015	(3,500)	82	213	(125)
DUB	CDX.EM-13	N/A	5.00%	06/20/2015	(12,100)	285	1,612	(1,307)
MSC	CDX.EM-13	N/A	5.00%	06/20/2015	(4,100)	96	486	(383)
GSI	CDX.NA.IG-9 30-100%	N/A	0.55%	12/20/2017	(1,447)	23	—	23
BOA	Citigroup Inc., 6.13%, 05/15/2018	0.41%	1.00%	09/20/2016	(2,400)	35	29	7
MSS	CMBX.NA.AAA.4	N/A	0.35%	02/17/2051	(6,394)	(65)	(168)	104
BOA	CMBX.NA.AAA.6	N/A	0.50%	05/11/2063	(2,700)	(57)	(117)	60
DUB	Export-Import Bank China, 4.88%, 07/21/2015	0.78%	1.00%	06/20/2017	(200)	1	(8)	10
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	0.68%	1.00%	03/20/2016	(15,500)	99	(37)	141
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	0.73%	1.00%	06/20/2016	(4,900)	29	(2)	33
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	1.63%	1.00%	03/20/2019	(1,400)	(41)	(59)	18
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	0.38%	1.00%	06/20/2015	(2,000)	15	(21)	37
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	0.38%	1.00%	06/20/2015	(500)	4	(4)	8
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	0.68%	1.00%	03/20/2016	(9,100)	58	(22)	83
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	0.73%	1.00%	06/20/2016	(4,000)	24	(4)	30
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	1.63%	1.00%	03/20/2019	(600)	(18)	(26)	8
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	0.51%	1.00%	09/20/2015	(2,000)	14	(17)	32
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	0.85%	1.00%	09/20/2016	(1,500)	5	(7)	13
MLP	Federative Republic of Brazil, 12.25%, 03/06/2030	0.70%	1.95%	04/20/2016	(100)	3	—	3
MSC	Federative Republic of Brazil, 12.25%, 03/06/2030	0.38%	1.00%	06/20/2015	(600)	5	(5)	10
UBS	Federative Republic of Brazil, 12.25%, 03/06/2030	0.51%	1.00%	09/20/2015	(1,000)	7	(7)	15
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.37%	1.00%	09/20/2016	(3,900)	61	43	19
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.32%	1.00%	12/20/2015	(2,400)	28	(42)	71
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.32%	1.00%	12/20/2015	(2,400)	28	(43)	72
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.30%	1.00%	09/20/2015	(2,300)	24	28	(4)
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.34%	1.00%	03/20/2016	(100)	1	(6)	7
MSC	General Electric Capital Corp., 5.63%, 09/15/2017	0.35%	1.00%	06/20/2016	(100)	1	—	2
DUB	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.32%	1.00%	09/20/2016	(3,900)	66	51	17
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.16%	1.00%	06/20/2015	(1,000)	10	18	(8)
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.16%	1.00%	06/20/2015	(2,800)	29	49	(19)
DUB	Republic of Indonesia, 6.75%, 03/10/2014	0.43%	1.00%	09/20/2015	(500)	4	(11)	16
BOA	Republic of Indonesia, 7.25%, 04/20/2015	0.74%	1.00%	09/20/2016	(2,600)	17	(37)	54
MSC	Republic of Indonesia, 7.25%, 04/20/2015	0.74%	1.00%	09/20/2016	(11,800)	76	(760)	840
UBS	Republic of Indonesia, 7.25%, 04/20/2015	0.74%	1.00%	09/20/2016	(1,000)	6	(14)	21
BBP	Russian Federation, 7.50%, 03/31/2030	2.11%	1.00%	03/20/2019	(8,400)	(429)	(486)	60
BOA	Russian Federation, 7.50%, 03/31/2030	2.11%	1.00%	03/20/2019	(100)	(5)	(6)	1
CIT	Russian Federation, 7.50%, 03/31/2030	2.11%	1.00%	03/20/2019	(7,400)	(377)	(438)	63
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.14%	0.25%	03/20/2016	(9,092)	21	(87)	109
UBS	U.S. Treasury Bond, 4.88%, 08/15/2016	0.13%	0.25%	09/20/2015	(15,292)	27	(161)	189
BBP	United Mexican States, 5.95%, 03/19/2019	0.63%	1.00%	03/20/2018	(14,000)	202	34	173

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
BNP	United Mexican States, 5.95%, 03/19/2019	0.54%	1.00%	09/20/2017	$(400)	$6	$(9)	$15
BOA	United Mexican States, 5.95%, 03/19/2019	0.79%	1.00%	12/20/2018	(1,700)	17	(3)	21
CIT	United Mexican States, 5.95%, 03/19/2019	0.79%	1.00%	12/20/2018	(400)	4	(1)	5
DUB	United Mexican States, 5.95%, 03/19/2019	0.54%	1.00%	09/20/2017	(3,200)	51	(43)	95
JPM	United Mexican States, 5.95%, 03/19/2019	0.79%	1.00%	12/20/2018	(400)	4	(1)	5
MSC	United Mexican States, 5.95%, 03/19/2019	0.54%	1.00%	09/20/2017	(2,600)	41	(36)	78
BOA	United Mexican States, 7.50%, 04/08/2033	0.28%	1.00%	09/20/2015	(700)	8	(1)	8
CIT	United Mexican States, 7.50%, 04/08/2033	0.28%	1.00%	09/20/2015	(700)	8	(9)	17
DUB	United Mexican States, 7.50%, 04/08/2033	0.22%	1.00%	03/20/2015	(3,600)	28	(78)	107
DUB	United Mexican States, 7.50%, 04/08/2033	0.33%	1.00%	03/20/2016	(24,200)	321	(93)	422
JPM	United Mexican States, 7.50%, 04/08/2033	0.33%	0.92%	03/20/2016	(500)	6	—	6
JPM	United Mexican States, 7.50%, 04/08/2033	0.39%	1.00%	09/20/2016	(900)	14	5	9
					$(207,925)	$959	$(103)	$1,152

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
Credit default swap agreements - purchase protection (2)

N/A	CDX.NA.HY.22	N/A	5.00%	06/20/2019	$6,039	$(449)	$(12)
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG.22	N/A	1.00%	06/20/2019	$(4,148)	$63	$2
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.IG.21	N/A	1.00%	12/20/2018	$24,300	$(435)	$(87)
Credit default swap agreements - sell protection (3)
N/A	iTraxx Europe Series 20	N/A	1.00%	12/20/2018	$(7,302)	$109	$8
JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection (3)
N/A	iTraxx Europe Series 21	N/A	1.00%	06/20/2019	$(7,921)	$96	$19
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG.22	N/A	1.00%	06/20/2019	$(16,600)	$254	$16

(1)Notional amount is stated in USD.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Schedule of Over the Counter Total Return Swaps

Counterparty	Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund
Total return swap agreements — receiving return
BCL	* CBT Wheat Future	N/A	07/16/2014	2,117		$(12)
BCL	* Cocoa Future	N/A	05/30/2014	2,038		31
BCL	* Cotton No. 2 Future	N/A	05/21/2014	487		27
BCL	* KCBT Wheat Future	N/A	05/30/2014	856		(15)
BCL	* Lean Hogs Future	N/A	06/17/2014	5,869		134
BCL	* NYSE Liffe Cocoa Future	N/A	05/15/2014	GBP	3,570	24
BCL	* Soybean Future	N/A	05/16/2014	32,742		3,199
BCL	* Soybean Meal Future	N/A	05/16/2014	6,011		651
BCL	* WTI Crude Oil Future	N/A	05/31/2014	5,868		23
BOA	* Euro-Bobl Future	N/A	06/10/2014	EUR	98,013	210
BOA	* Japanese Government Bond Future, 10-Year	N/A	06/20/2014	JPY	579,235	(7)
BOA	* Swiss Market Index Future	N/A	06/20/2014	CHF	17,724	686
MSC	* MSCI Taiwan Stock Index Future	N/A	04/29/2014	1,832		42
MSC	* SGX CNX Nifty Index Future	N/A	04/24/2014	1,263		21
MSC	*TAIEX Index Future	N/A	04/16/2014	TWD	143,068	36
						$5,050

Total return swap agreements — paying return
BCL	* Copper Future	N/A	05/30/2014	(10,228)		$622
BCL	* Corn Future	N/A	05/16/2014	(2,584)		(328)
BCL	* Gold 100 Oz. Future	N/A	06/30/2014	(16,502)		455
BCL	* LME Aluminum Future	N/A	06/18/2014	(7,452)		(205)
BCL	* NY Harbor ULSD Future	N/A	05/29/2014	(1,471)		(6)
BCL	* Platinum Future	N/A	07/31/2014	(2,174)		(28)
BCL	* RBOB Gasoline Future	N/A	05/29/2014	(4,378)		(34)
BCL	* Silver Future	N/A	05/30/2014	(11,304)		243
BCL	* Soybean Oil Future	N/A	05/23/2014	(3,473)		(116)
BOA	* Euro-Schatz Future	N/A	06/10/2014	EUR	(37,398)	(45)
BOA	* U.S. Treasury Note Future, 2-Year	N/A	07/03/2014	(44,086)		(46)
BOA	* U.S. Treasury Note Future, 5-Year	N/A	07/03/2014	(41,661)		(92)
						$420

JNL/BlackRock Global Allocation Fund
Total return swap agreements — receiving return
BNP	* SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2016	JPY	117,920	$(19)
BNP	* SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2016	JPY	123,845	1
BNP	* SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2017	JPY	119,070	10
BNP	* SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2017	JPY	125,325	34
CIT	* KOSPI 200 Future	N/A	06/12/2014	KRW	11,486,727	131
CIT	* Siloam International Hospitals Tbk PT	1-Month LIBOR + 0.75%	03/18/2015	IDR	10,444,547	(18)
						$139

Schedule of Over the Counter Non-Deliverable Bond Forward Contracts

Counterparty	Receiving Return of Reference Obligation	Expiration Date	Notional Amount(1)		Unrealized Appreciation
JNL/Goldman Sachs Emerging Markets Debt Fund
DUB	* Republic of Colombia Treasury Bond , 10.00%, 07/24/2024	04/12/2014	COP	1,722,000	$41

(1)Notional amount is stated in USD unless otherwise noted.

* Swap agreement fair valued in good faith in accordance with procedures established by the Board.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs.  See FASB ASC Topic 820 note in these Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Reverse Repurchase Agreements - At March 31, 2014, reverse repurchase agreements outstanding were as follows:

	Counter- party	Payable for Reverse Repurchase Agreement Including Interest Payable	Collateral Amount	Interest Rate	Date of Agreement	Maturity Date
JNL/PIMCO Total Return Bond Fund	CSI	$3,234	$3,229	1.15%	01/30/14	rolling maturity

Income Tax Matters - As of March 31, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/AQR Managed Futures Strategy Fund	$450,273	$3	$—	$3
JNL/BlackRock Commodity Securities Strategy Fund	1,343,503	293,986	(72,933)	221,053
JNL/BlackRock Global Allocation Fund	2,914,026	590,885	(368,026)	222,859
JNL/BlackRock Large Cap Select Growth Fund	969,152	126,482	(19,786)	106,696
JNL/Brookfield Global Infrastructure Fund	743,238	101,778	(5,734)	96,044
JNL/Capital Guardian Global Balanced Fund	439,402	78,631	(13,305)	65,326
JNL/Capital Guardian Global Diversified Research Fund	324,690	112,532	(8,951)	103,581
JNL/DFA U.S. Core Equity Fund	465,162	120,133	(6,679)	113,454
JNL/Eagle SmallCap Equity Fund	1,487,224	389,938	(48,489)	341,449
JNL/Eastspring Investments Asia ex-Japan Fund	141,187	8,836	(13,281)	(4,445)
JNL/Eastspring Investments China-India Fund	356,950	34,263	(46,738)	(12,475)
JNL/Franklin Templeton Global Growth Fund	879,741	256,219	(50,067)	206,152
JNL/Franklin Templeton Global Multisector Bond Fund	1,877,453	70,697	(46,054)	24,643
JNL/Franklin Templeton Income Fund	2,355,649	330,547	(74,498)	256,049
JNL/Franklin Templeton International Small Cap Growth Fund	427,995	85,501	(13,965)	71,536
JNL/Franklin Templeton Mutual Shares Fund	961,553	240,879	(26,100)	214,779
JNL/Franklin Templeton Small Cap Value Fund	848,384	279,820	(8,136)	271,684
JNL/Goldman Sachs Core Plus Bond Fund	862,798	16,998	(10,069)	6,929
JNL/Goldman Sachs Emerging Markets Debt Fund	847,064	12,487	(51,386)	(38,899)
JNL/Goldman Sachs Mid Cap Value Fund	1,056,650	170,614	(16,982)	153,632
JNL/Goldman Sachs U.S. Equity Flex Fund	226,334	36,112	(2,957)	33,155
JNL/Invesco Global Real Estate Fund	1,646,140	148,150	(50,668)	97,482
JNL/Invesco International Growth Fund	1,116,370	241,669	(22,842)	218,827
JNL/Invesco Large Cap Growth Fund	856,235	211,960	(11,660)	200,300
JNL/Invesco Mid Cap Value Fund	365,246	41,329	(7,341)	33,988
JNL/Invesco Small Cap Growth Fund	720,624	185,912	(12,885)	173,027
JNL/Ivy Asset Strategy Fund	2,780,428	527,721	(49,838)	477,883
JNL/JPMorgan International Value Fund	641,366	89,429	(24,194)	65,235
JNL/JPMorgan MidCap Growth Fund	1,257,442	284,938	(21,297)	263,641
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,156,129	53,594	(17,507)	36,087
JNL/Lazard Emerging Markets Fund	1,635,165	177,007	(202,134)	(25,127)
JNL/M&G Global Basics Fund	166,019	19,556	(15,727)	3,829
JNL/Mellon Capital Emerging Markets Index Fund	778,767	68,421	(72,276)	(3,855)
JNL/Mellon Capital European 30 Fund	207,782	15,239	(2,605)	12,634
JNL/Mellon Capital Pacific Rim 30 Fund	164,393	9,233	(7,060)	2,173
JNL/Mellon Capital S&P 500 Index Fund	2,409,853	898,454	(34,277)	864,177
JNL/Mellon Capital S&P 400 MidCap Index Fund	1,372,524	471,214	(46,209)	425,005
JNL/Mellon Capital Small Cap Index Fund	1,620,901	573,551	(101,817)	471,734
JNL/Mellon Capital International Index Fund	2,088,863	548,301	(173,069)	375,232
JNL/Mellon Capital Bond Index Fund	1,744,561	39,538	(16,645)	22,893
JNL/Mellon Capital Global Alpha Fund	122,037	277	—	277
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	164,756	18,089	(2,397)	15,692
JNL/Mellon Capital Utilities Sector Fund	7,810	441	(110)	331
JNL/Morgan Stanley Mid Cap Growth Fund	300,242	27,275	(13,446)	13,829
JNL/Neuberger Berman Strategic Income Fund	693,675	7,994	(2,887)	5,107
JNL/Oppenheimer Global Growth Fund	812,238	250,852	(22,695)	228,157
JNL/PIMCO Real Return Fund	3,830,610	8,519	(225,686)	(217,167)
JNL/PIMCO Total Return Bond Fund	5,406,205	103,299	(47,634)	55,665
JNL/PPM America Floating Rate Income Fund	1,740,419	10,960	(6,934)	4,026
JNL/PPM America High Yield Bond Fund	2,957,634	165,393	(33,264)	132,129
JNL/PPM America Mid Cap Value Fund	288,709	58,149	(4,074)	54,075
JNL/PPM America Small Cap Value Fund	188,085	28,201	(4,974)	23,227
JNL/PPM America Value Equity Fund	141,839	42,004	(2,095)	39,909
JNL/Red Rocks Listed Private Equity Fund	745,492	161,472	(5,328)	156,144
JNL/S&P Competitive Advantage Fund	1,762,233	255,532	(54,500)	201,032
JNL/S&P Dividend Income & Growth Fund	2,895,376	349,551	(44,591)	304,960
JNL/S&P Intrinsic Value Fund	1,583,289	238,300	(38,225)	200,075
JNL/S&P Total Yield Fund	1,195,666	147,843	(29,879)	117,964
JNL/T. Rowe Price Established Growth Fund	3,221,456	1,297,876	(24,893)	1,272,983

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/T. Rowe Price Mid-Cap Growth Fund	$2,072,621	$762,106	$(33,978)	$728,128
JNL/T. Rowe Price Short-Term Bond Fund	1,703,596	12,527	(6,466)	6,061
JNL/T. Rowe Price Value Fund	2,004,773	624,077	(26,297)	597,780
JNL/WMC Balanced Fund	3,354,995	571,275	(17,929)	553,346
JNL/WMC Money Market Fund	1,325,352	—	—	—
JNL/WMC Value Fund	1,283,586	502,749	(11,256)	491,493

Subsequent Event - At a meeting held March 25, 2014, shareholders voted to approve JNL/Oppenheimer Global Growth Fund acquiring JNL/M&G Global Basics Fund.  The acquisition was completed on April 29, 2014.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                               The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                               There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 30, 2014

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	May 30, 2014

Exhibit List

Exhibit 3(a):                          Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                          Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.